UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21294

MUNDER SERIES TRUST

(Exact name of registrant as specified in charter)
480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG 480 PIERCE STREET BIRMINGHAM, MICHIGAN 48009	JANE KANTER DECHERT LLP 1775 I STREET, N.W. WASHINGTON, D.C. 20006
Registrant’s telephone number, including area code: (248) 647-9200
Date of fiscal year end: June 30
Date of reporting period: June 30, 2006

Item 1: Reports to Shareholders
Munder Institutional Money Market Fund
Shareholder Fee Example (Unaudited)
POI-Institutional Money Market Fund
Statement of Assets and Liabilities
Statements of Operations
Statements of Changes in Net Assets
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Munder Liquidity Money Market Fund
Shareholder Fee Example (Unaudited)
POI-Liquidity Money Market Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Munder Asset Allocation Fund — Balanced
Management’s Discussion of Fund Performance
Hypothetical and Total Returns
Shareholder Fee Example (Unaudited)
POI-Asset Allocation Fund — Balanced
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Munder Bond Fund
Management’s Discussion of Fund Performance
Hypothetical and Total Returns
Shareholder Fee Example (Unaudited)
POI-Bond Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes To Financial Statements
Report of Independent Registered Public Accounting Firm
Munder Cash Investment Fund
Shareholder Fee Example (Unaudited)
POI-Cash Investment Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets —Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Munder Energy Fund
Management’s Discussion of Fund Performance
Hypothetical and Total Returns
Shareholder Fee Example (Unaudited)
POI- Energy Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Munder Index 500 Fund
Management’s Discussion of Fund Performance
Hypothetical and Total Returns
Shareholder Fee Example (Unaudited)
POI-Index 500 Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Munder Intermediate Bond Fund
Management’s Discussion of Fund Performance
Hypothetical and Total Returns
Shareholder Fee Example (Unaudited)
POI-Intermediate Bond Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Munder International Bond Fund
Management’s Discussion of Fund Performance
Hypothetical and Total Returns
Shareholder Fee Example (Unaudited)
POI-International Bond Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Munder International Equity Fund
Management’s Discussion of Fund Performance
Hypothetical and Total Returns
Shareholder Fee Example (Unaudited)
POI-International Equity Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Munder Internet Fund
Management’s Discussion of Fund Performance
Hypothetical and Total Returns
Shareholder Fee Example (Unaudited)
POI-Internet Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Munder Large-Cap Core Growth Fund
Management’s Discussion of Fund Performance
Hypothetical and Total Returns
Shareholder Fee Example (Unaudited)
POI-Large-Cap Core Growth Fund
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Munder Large-Cap Value Fund
Management’s Discussion of Fund Performance
Hypothetical and Total Returns
Shareholder Fee Example (Unaudited)
POI-Large-Cap Value Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Munder Micro-Cap Equity Fund
Management’s Discussion of Fund Performance
Hypothetical and Total Returns
Shareholder Fee Example (Unaudited)
POI-Micro-Cap Equity Fund
Statement of Assets and Liabilities
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Munder Mid-Cap Core Growth Fund
Management’s Discussion of Fund Performance
Hypothetical and Total Returns
Shareholder Fee Example (Unaudited)
POI-Mid-Cap Core Growth Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes To Financial Statements
Report of Independent Registered Public Accounting Firm
Munder Real Estate Equity Investment Fund
Management’s Discussion of Fund Performance
Hypothetical and Total Returns
Shareholder Fee Example (Unaudited)
POI-Real Estate Equity Investment Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Munder S&P Index Funds
Management’s Discussion of Fund Performance
Hypothetical and Total Returns
Shareholder Fee Example (Unaudited)
POI-S&P MidCap Index Equity Fund
POI-S&P SmallCap Index Equity Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Munder Small-Cap Value Fund
Management’s Discussion of Fund Performance
Hypothetical and Total Returns
Shareholder Fee Example (Unaudited)
POI-Small-Cap Value Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Munder Small-Mid Cap Fund
Management’s Discussion of Fund Performance
Hypothetical and Total Returns
Shareholder Fee Example (Unaudited)
POI-Small-Mid Cap Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Munder Tax-Free Money Market Fund
Shareholder Fee Example (Unaudited)
POI-Tax-Free Money Market Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes To Financial Statements
Report of Independent Registered Public Accounting Firm
Munder Tax-Free Short & Intermediate Bond Fund
Management’s Discussion of Fund Performance
Hypothetical and Total Returns
Shareholder Fee Example (Unaudited)
POI-Tax-Free Short & Intermediate Bond Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes To Financial Statements
Report of Independent Registered Public Accounting Firm
Munder Technology Fund
Management’s Discussion of Fund Performance
Hypothetical and Total Returns
Shareholder Fee Example (Unaudited)
POI-Technology Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Item 2. Code of Ethics
Item 3. Audit Committee Financial Expert
Item 4. Principal Accountant Fees and Services
Item 5. Audit Committee of Listed Registrants
Item 6. Schedule of Investments
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Item 10. Submission of Matters to a Vote of Security Holders
Item 11. Controls and Procedures
Item 12. Exhibits
SIGNATURES
The Code of Ethics
The Certifications required by Rule 30a-2(a)
The Certifications required by Rule 30a-2(b)

Item 1: Reports to Shareholders.

ANNUAL REPORT
June 30, 2006
Institutional
Money Market Fund
Comerica Class K & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

Letter to Shareholders

DEAR SHAREHOLDERS:

    I am delighted to provide you with information about some very positive developments at Munder Capital Management, the investment advisor to the Institutional Money Market Fund, which is part of The Munder Funds family. By mutual agreement with Comerica Incorporated, Munder Capital’s partner for over 10 years, the management team and employees of Munder Capital, along with Crestview Capital Partners, L.P. and Grail Partners, LLC, are buying Comerica’s ownership position in the firm. We anticipate that the transfer of ownership will be completed prior to year end.

    Because Munder Capital retained its own operational infrastructure throughout its partnership with Comerica, we expect the transition to independent ownership of Munder Capital to be seamless. Among the most important outcomes from Munder Capital’s perspective are the continuity in our people and processes, and the opportunity for increased employee ownership. We have always believed that employee ownership is the best way to align our interests with the interests of our clients, and to attract and retain talented professionals. This is a key outcome of the new ownership structure.

    As I hope you can tell from this letter, I am very pleased with this announcement because of its positive implications for both The Munder Funds and for the Munder Capital team. The investment advisory agreement between The Munder Funds and the newly structured Munder Capital Management has been approved by the Board of Trustees of The Munder Funds. In the coming weeks, shareholders of the Funds will receive materials requesting their approval of the investment advisory agreement, which will be sought through a proxy statement. I encourage you to exercise your right to vote your shares.

    Thank you for your confidence in The Munder Funds. We look forward to continuing to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
President and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Shareholder Fee Example
iv	Investment Allocation
1	Portfolio of Investments
6	Statement of Assets and Liabilities
7	Statements of Operations
8	Statements of Changes in Net Assets
10	Financial Highlights
12	Notes to Financial Statements
26	Report of Independent Registered Public Accounting Firm

An investor should consider each Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about each investment company can be found in the Fund’s prospectus. To obtain a prospectus, please visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your account is an IRA, your expenses may also have included a $10 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

ii

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	1/1/06	6/30/06	1/1/06-6/30/06	Ratio

Actual
Comerica Class K	$1,000.00	$1,021.70	$2.06	0.41%
Comerica Class Y	$1,000.00	$1,023.00	$0.80	0.16%

Hypothetical
Comerica Class K	$1,000.00	$1,022.76	$2.06	0.41%
Comerica Class Y	$1,000.00	$1,024.00	$0.80	0.16%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

iii

Institutional Money Market Fund

Investment Allocation, June 30, 2006 (Unaudited)

    Fund holdings are subject to change and percentages shown below are based on net assets as of June 30, 2006. The following pie chart illustrates the allocation of the Fund’s investments. A complete list of holdings as of June 30, 2006 is contained in the Portfolio of Investments, which begins on the following page. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

iv

Institutional Money Market Fund

Portfolio of Investments, June 30, 2006

Principal
Amount		Value

ASSET-BACKED SECURITIES — 0.7%
Domestic Securities — 0.7%
$9,563,000	Citibank Credit Card Issuance Trust, Series 2004-A1, Class A1, 2.550% due 01/20/2009	$9,424,479
343,187	Volkswagen Auto Loan Enhanced Trust, Series 2005-1, Class A1, 4.366% due 11/20/2006	343,187

TOTAL ASSET-BACKED SECURITIES
(Cost $9,767,666)		9,767,666

CERTIFICATES OF DEPOSIT — 7.7%
Domestic Securities — 3.7%
25,000,000	Washington Mutual, Inc., 5.100% due 08/08/2006	25,000,000
25,000,000	Wells Fargo Bank NA, 5.234% due 03/22/2007 (b)	25,000,000

		50,000,000

Yankee Securities — 4.0%
15,000,000	Rabobank Nederland, 5.010% due 02/14/2007	15,000,000
15,000,000	Royal Bank of Scotland PLC, 4.010% due 07/20/2006	15,000,000
25,000,000	Toronto Dominion Bank, 5.305% due 09/15/2006	24,996,574

		54,996,574

TOTAL CERTIFICATES OF DEPOSIT
(Cost $104,996,574)		104,996,574

COMMERCIAL PAPER — 64.0%
Domestic Securities — 51.6%
25,000,000	Bryant Park Funding LLC, 5.000% due 07/21/2006 (a)	24,930,556
25,000,000	CAFCO LLC, 5.170% due 08/15/2006 (a)	24,838,438
25,000,000	CHARTA LLC, 5.040% due 07/12/2006 (a)	24,961,500
10,000,000	CIT Group Inc., 4.930% due 07/10/2006 (a)	9,987,675

See Notes to Financial Statements.

1

Institutional Money Market Fund

Portfolio of Investments, June 30, 2006 (continued)

Principal
Amount		Value

COMMERCIAL PAPER (Continued)
Domestic Securities (Continued)
$25,000,000	CRC Funding LLC, 5.300% due 07/31/2006 (a)	$24,889,583
25,000,000	Crown Point Capital Company, 5.080% due 08/14/2006 (a)	24,844,778
25,000,000	DaimlerChrysler NA Holding Corporation, 5.030% due 07/26/2006 (a)	24,912,674
20,000,000	Edison Asset Securitization LLC, 5.110% due 08/07/2006 (a)	19,894,961
25,000,000	Fcar Owner Trust, Series I, 5.250% due 07/21/2006 (a)	24,927,083
	Galaxy Funding, Inc.:
15,000,000	5.270% due 08/28/2006 (a)	14,872,642
10,000,000	5.300% due 09/18/2006 (a)	9,883,694
25,000,000	General Electric Capital Corporation, 4.930% due 07/11/2006 (a)	24,965,764
25,000,000	HSBC Finance, 5.270% due 09/15/2006 (a)	24,721,861
25,000,000	ING U.S. Funding LLC, 5.040% due 07/24/2006 (a)	24,919,500
25,000,000	International Lease Finance Corporation, 5.335% due 09/26/2006 (a)	24,677,677
25,000,000	Intesa Funding LLC, 5.340% due 09/28/2006 (a)	24,669,958
25,000,000	Jupiter Securitization Corporation, 5.110% due 07/11/2006 (a)	24,964,514
20,000,000	Mane Funding Corporation, 5.320% due 09/18/2006 (a)	19,766,511
25,000,000	Merrill Lynch & Company, 4.930% due 07/12/2006 (a)	24,962,340
25,000,000	Mont Blanc Capital Corporation, 4.950% due 07/14/2006 (a)	24,955,312
30,000,000	New Center Asset Trust, 5.270% due 07/03/2006 (a)	29,991,217
25,000,000	Park Avenue Receivables Corporation, 5.140% due 07/17/2006 (a)	24,942,889
25,000,000	Preferred Receivables Funding Corporation, 4.950% due 07/20/2006 (a)	24,934,688
25,000,000	Ranger Funding Company LLC, 5.280% due 08/04/2006 (a)	24,875,333

See Notes to Financial Statements.

2

Principal
Amount		Value

Domestic Securities (Continued)
$25,000,000	Scaldis Capital LLC, 5.080% due 08/21/2006 (a)	$24,820,083
25,000,000	Sigma Finance, Inc., 5.140% due 09/01/2006 (a)	24,778,694
25,000,000	Thames Asset Global Securities, 5.150% due 09/07/2006 (a)	24,756,806
	Thunder Bay Funding, Inc.:
10,000,000	4.950% due 07/17/2006 (a)	9,978,000
15,000,000	5.200% due 09/14/2006 (a)	14,837,500
25,000,000	Variable Funding Capital Corporation, 4.950% due 07/19/2006 (a)	24,938,125
25,000,000	WestLB AG, 4.965% due 07/13/2006 (a)	24,958,625

		701,358,981

Yankee Securities — 12.4%
25,000,000	Bank of Ireland, 5.192% due 04/17/2007 (b)	25,000,000
25,000,000	Calyon North America, Inc., 4.870% due 07/05/2006 (a)	24,986,472
25,000,000	HBOS Treasury Services PLC, 5.110% due 09/07/2006 (a)	24,758,694
20,000,000	Macquarie Bank Limited, 5.150% due 07/12/2006 (b)	20,000,000
25,000,000	Skandinaviska Enskilda Banken AB, 4.960% due 07/24/2006 (a)	24,920,778
25,000,000	Societe Generale North America, 5.060% due 08/16/2006 (a)	24,838,361
25,000,000	UBS Finance, Inc., 5.070% due 08/22/2006 (a)	24,816,917

		169,321,222

TOTAL COMMERCIAL PAPER
(Cost $870,680,203)		870,680,203

CORPORATE BONDS AND NOTES — 13.3%
10,000,000	American Honda Finance Corporation, MTN, 144A, 5.239% due 02/21/2007 (b),(c),(d),(e)	10,000,000
25,000,000	Bank of America, NA, 4.960% due 07/11/2006 (a)	25,000,000

See Notes to Financial Statements.

3

Institutional Money Market Fund

Portfolio of Investments, June 30, 2006 (continued)

Principal
Amount		Value

CORPORATE BONDS AND NOTES (Continued)
$25,000,000	Beta Finance, Inc., MTN, 144A, 5.100% due 05/09/2007 (b),(c),(d),(e)	$25,000,000
20,000,000	CC USA, Inc., MTN, 144A, 5.286% due 07/28/2006 (b),(c),(d),(e)	19,999,926
25,000,000	Fifth Third Bancorp, 144A, 5.282% due 11/23/2009 (b),(c),(d),(e)	25,000,000
25,000,000	K2 USA LLC, MTN, 144A, 5.178% due 06/25/2007 (b),(c),(d),(e)	24,998,804
25,000,000	Merrill Lynch & Co., Inc., MTN, 5.321% due 07/27/2007 (b)	25,000,000
25,000,000	World Savings Bank FSB, 4.990% due 07/17/2006 (a)	25,000,000

TOTAL CORPORATE BONDS AND NOTES
(Cost $179,998,730)		179,998,730

FUNDING AGREEMENTS — 1.9%
(Cost $25,000,000)
25,000,000	Jackson National Life Insurance Company, 5.050% due 09/27/2006 (b),(f),(g)	25,000,000

REPURCHASE AGREEMENTS — 12.5%
50,000,000	Agreement with Merrill Lynch & Company, Inc., 5.220% dated 06/30/2006, to be repurchased at $50,021,750 on 07/03/2006, collateralized by $21,455,000 FHLB, 3.500%-4.750% having maturities from 11/28/2008-04/27/2012 (value $21,013,866) and $31,000,000 FNMA, 6.190% maturing 12/19/2025 (value $29,990,674)	50,000,000
60,000,000	Agreement with Salomon Brothers Holdings, Inc., 5.350% dated 06/30/2006, to be repurchased at $60,026,750 on 07/03/2006, collateralized by $63,119,157 FNMA, 4.500%-6.255% having maturities from 09/01/2013-06/01/2036 (value $61,200,000)	60,000,000

See Notes to Financial Statements.

4

Principal
Amount		Value

$60,413,000	Agreement with State Street Bank and Trust Company, 4.780% dated 06/30/2006, to be repurchased at $60,437,065 on 07/03/2006, collateralized by $47,840,000 U.S. Treasury Bond, 8.125% maturing 05/15/2021 (value $61,623,900)	$60,413,000

TOTAL REPURCHASE AGREEMENTS
(Cost $170,413,000)		170,413,000

TOTAL INVESTMENTS
(Cost $1,360,856,173)	100.1%	1,360,856,173
OTHER ASSETS AND LIABILITIES (Net)	(0.1)	(969,563)

NET ASSETS	100.0%	$1,359,886,610

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable rate security. The interest rate shown reflects the rate in effect as of June 30, 2006.

(c)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(d)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(e)	Security subject to restrictions on resale that has been deemed by the Advisor to be liquid.

(f)	Security subject to restrictions on resale under the terms of the Funding Agreement.

(g)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 10% of its net assets in illiquid securities. At June 30, 2006, this security represents $25,000,000, 1.9% of net assets.

Security	Acquisition Date	Cost

Jackson National Life Insurance Company, 5.050% due 09/27/2006	09/27/2005	$25,000,000

ABBREVIATIONS:

FHLB — Federal Home Loan Bank
FNMA — Federal National Mortgage Association
MTN — Medium Term Note

See Notes to Financial Statements.

5

Institutional Money Market Fund

Statement of Assets and Liabilities, June 30, 2006

ASSETS:
Investments, at value
See accompanying schedules:
Securities	$1,190,443,173
Repurchase agreements	170,413,000

Total Investments	1,360,856,173
Cash	222
Interest receivable	2,434,323
Receivable from Advisor	173,098
Prepaid expenses and other assets	47,014

Total Assets	1,363,510,830
LIABILITIES:
Dividends payable	3,127,667
Investment advisory fees payable	171,140
Transfer agency/record keeping fees payable	92,005
Administration fees payable	89,028
Trustees’ fees and expenses payable	49,679
Shareholder servicing fees payable — Comerica Class K Shares	40,436
Custody fees payable	14,957
Accrued expenses and other payables	39,308

Total Liabilities	3,624,220

NET ASSETS	$1,359,886,610

Investments, at cost	$1,360,856,173

NET ASSETS consist of:
Undistributed net investment income	$5,163
Paid-in capital	1,359,881,447

$1,359,886,610

NET ASSETS:
Comerica Class K Shares	$206,673,792

Comerica Class Y Shares	$1,153,212,818

SHARES OUTSTANDING:
Comerica Class K Shares	206,673,791

Comerica Class Y Shares	1,153,207,074

COMERICA CLASS K SHARES:
Net asset value, offering price and redemption price per share	$1.00

COMERICA CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$1.00

See Notes to Financial Statements.

6

Institutional Money Market Fund

Statements of Operations

	Period Ended	Year Ended
	June 30, 2006(a)	December 31, 2005(a)

INVESTMENT INCOME:
Interest	$29,938,048	$36,256,367

EXPENSES:
Shareholder servicing fees:
Comerica Class K Shares	203,906	163,075
Investment advisory fees	1,259,605	2,219,134
Administration fees	574,047	1,068,712
Transfer agency/record keeping fees	270,716	453,389
Custody fees	88,140	161,053
Legal and audit fees	33,904	71,088
Trustees’ fees and expenses	15,436	33,114
Printing and mailing fees	17,346	19,706
Registration and filing fees	275	2,289
Other	53,453	132,102

Total Expenses	2,516,828	4,323,662
Fees waived and expenses reimbursed by Advisor	(1,300,979)	(2,433,005)

Net Expenses	1,215,849	1,890,657

NET INVESTMENT INCOME	28,722,199	34,365,710

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,722,199	$34,365,710

(a)	Effective February 14, 2006, the Fund changed its fiscal and tax year end from December 31 to June 30.

See Notes to Financial Statements.

7

Institutional Money Market Fund

Statements of Changes in Net Assets

	Period Ended	Year Ended	Year Ended
	June 30, 2006(a)	December 31, 2005(a)	December 31, 2004(b)

Net investment income	$28,722,199	$34,365,710	$13,803,487

Net increase in net assets resulting from operations	28,722,199	34,365,710	13,803,487
Dividends to shareholders from net investment income:
Comerica Class K Shares	(3,572,137)	(1,946,708)	(43,954)
Comerica Class Y Shares	(25,150,062)	(32,419,002)	(13,759,533)
Net increase/(decrease) in net assets from Fund share transactions:
Comerica Class K Shares	89,875,395	105,135,855	11,662,541
Comerica Class Y Shares	41,208,762	160,362,412	(55,018,479)

Net increase/(decrease) in net assets	131,084,157	265,498,267	(43,355,938)
NET ASSETS:
Beginning of period	1,228,802,453	963,304,186	1,006,660,124

End of period	$1,359,886,610	$1,228,802,453	$963,304,186

Undistributed net investment income	$5,163	$5,163	$5,163

Capital Stock Activity(c):
Comerica Class K Shares:
Sold	$473,478,417	$637,848,255	$43,424,579
Issued as reinvestment of dividends	3,142,480	1,256,969	43,954
Redeemed	(386,745,502)	(533,969,369)	(31,805,992)

Net increase	$89,875,395	$105,135,855	$11,662,541

Comerica Class Y Shares:
Sold	$1,601,767,259	$2,784,759,966	$2,905,951,719
Issued as reinvestment of dividends	6,757,267	7,009,094	2,715,672
Redeemed	(1,567,315,764)	(2,631,406,648)	(2,963,685,870)

Net increase/(decrease)	$41,208,762	$160,362,412	$(55,018,479)

(a)	Effective February 14, 2006, the Fund changed its fiscal and tax year end from December 31 to June 30.

(b)	Comerica Class K Shares of the Fund commenced operations on September 20, 2004.

(c)	Since the Institutional Money Market Fund has sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

See Notes to Financial Statements.

8

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9

Institutional Money Market Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Comerica
	Class K Shares

	Period		Year	Period
	Ended		Ended	Ended
	6/30/06		12/31/05	12/31/04

Net asset value, beginning of period	$1.00		$1.00	$1.00

Income from investment operations:
Net investment income	0.021		0.029	0.004

Total from investment operations	0.021		0.029	0.004

Less distributions:
Dividends from net investment income	(0.021)		(0.029)	(0.004)

Total distributions	(0.021)		(0.029)	(0.004)

Net asset value, end of period	$1.00		$1.00	$1.00

Total return(b)	2.17%		2.88%	0.43%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$206,674		$116,798	$11,663
Ratio of operating expenses to average net assets	0.41	%(c)	0.41%	0.37	%(c)
Ratio of net investment income to average net assets	4.38	%(c)	2.98%	1.62	%(c)
Ratio of operating expenses to average net assets without expense waivers and reimbursements	0.62	%(c)	0.62%	0.61	%(c)

(a)	Comerica Class K and Comerica Class Y Shares of the Fund commenced operations on September 20, 2004 and January 4, 1999, respectively. Effective February 14, 2006, the Fund changed its fiscal and tax year end from December 31 to June 30.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Annualized.

See Notes to Financial Statements.

10

Comerica
Class Y Shares

Period		Year	Year	Year	Year	Year
Ended		Ended	Ended	Ended	Ended	Ended
6/30/06		12/31/05	12/31/04	12/31/03	12/31/02	12/31/01

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.023		0.031	0.013	0.011	0.018	0.041

0.023		0.031	0.013	0.011	0.018	0.041

(0.023)		(0.031)	(0.013)	(0.011)	(0.018)	(0.041)

(0.023)		(0.031)	(0.013)	(0.011)	(0.018)	(0.041)

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

2.30%		3.14%	1.28%	1.12%	1.79%	4.20%

$1,153,213		$1,112,004	$951,642	$1,006,660	$1,223,380	$553,773
0.16	%(c)	0.16%	0.12%	0.12%	0.12%	0.12%
4.59	%(c)	3.10%	1.27%	1.11%	1.74%	3.63%
0.37	%(c)	0.37%	0.36%	0.33%	0.31%	0.33%

See Notes to Financial Statements.

11

Institutional Money Market Fund

Notes to Financial Statements, June 30, 2006

1. Organization

    The Fund is part of the Munder Funds family (the “Munder Funds” or the “Funds”), which consisted of 25 portfolios as of June 30, 2006, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Institutional Money Market Fund (the “Fund”), a series of MST. Financial statements of the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 2 classes of shares — Comerica Class K and Comerica Class Y Shares. Comerica Class K and Comerica Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a contingent deferred sales charge (CDSC). Both classes of shares have identical rights and voting privileges.

    Effective February 14, 2006, the Fund changed its fiscal and tax year end from December 31 to June 30.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

12

Institutional Money Market Fund

Notes to Financial Statements, June 30, 2006 (continued)

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated between the share classes based on their relative average net assets.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current market value at least equal to the amount of its when-issued purchase commitments.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

13

Institutional Money Market Fund

Notes to Financial Statements, June 30, 2006 (continued)

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.20% of its average daily net assets.

    The Advisor voluntarily waived fees and reimbursed certain expenses of the Fund in the amounts of $251,921 and $1,049,058, respectively, for the period ended June 30, 2006 and in the amounts of $496,638 and $1,936,367, respectively, for the year ended December 31, 2005. These amounts are reflected as fees waived and expenses reimbursed by Advisor in the accompanying Statements of Operations. During the period ended June 30, 2006 and the year ended December 31, 2005, the Fund paid an annual effective rate of 0.1600% and 0.1552%, resepectively, for advisory services.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended June 30, 2006 and the year ended December 31, 2005, the Advisor earned $574,047 and $1,068,712, respectively, before payment of sub-administration fees and $384,026 and $714,775, respectively, after payment of sub-administration fees for its administrative services to the Fund. During the period ended June 30, 2006 and the year ended December 31, 2005, the Fund paid an annual effective rate of 0.0911% and 0.0963%, respectively, for administrative services.

    Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis) as of June 30, 2006. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus

14

Institutional Money Market Fund

Notes to Financial Statements, June 30, 2006 (continued)

accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of each Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $50,011 and $64,764 for its administrative, record keeping and other related services provided to the Fund for the period ended June 30, 2006 and the year ended December 31, 2005, respectively.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Comerica Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The maximum rate, as a percentage of average daily net assets, payable under the Plan is 0.25%.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended June 30, 2006 and the year ended December 31, 2005, the Fund paid $27,971 and $0, respectively, to Comerica Securities and $57,272 and $90,598, respectively, to Comerica Bank for shareholder services provided to Comerica Class K shareholders.

5. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these

15

Institutional Money Market Fund

Notes to Financial Statements, June 30, 2006 (continued)

arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses and income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

    During the period ended June 30, 2006 and the years ended December 31, 2005 and December 31, 2004, distributions of $28,722,199, $34,365,710, and $13,803,487 respectively, were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2006, the components of distributable earnings on a tax basis consisted of $3,172,339 of undistributed ordinary income.

    The difference between book and tax distributable earnings is primarily due to deferred trustees’ fees and dividends payable.

    At June 30, 2006, aggregate cost for Federal income tax purposes was $1,360,856,173.

7. Subsequent Event (Unaudited)

    On August 4, 2006, the management team of the Advisor announced that it has partnered with Grail Partners, LLC and private equity firm Crestview Partners, L.P. to acquire Comerica’s controlling interest in the Advisor. If, as expected, the transaction closes, the Advisor’s current investment advisory agreement with the Fund will automatically terminate under applicable law at the time of the closing. On August 22, 2006, the Board of Trustees of the Munder Funds approved a new investment advisory agreement with the Advisor subject to approval by shareholders of the Fund at a Special Meeting called for October 26, 2006. The new investment advisory agreement is expected to become effective on the date of the closing of the transaction.

8. Quarterly Portfolio Schedule (Unaudited)

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may

16

Institutional Money Market Fund

Notes to Financial Statements, June 30, 2006 (continued)

be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

9. Proxy Voting Policies and Procedures (Unaudited)

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

10. Proxy Voting Record (Unaudited)

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

11.	Approval of Investment Advisory Agreement (Unaudited)

    The Advisor provides investment advisory services to the Fund under a Combined Investment Advisory Agreement dated June 13, 2003 and amended most recently as of May 16, 2006 (“Advisory Agreement”). On May 16, 2006, the Board of Trustees approved the continuation of the Advisory Agreement with respect to the Fund for an additional one-year period commencing on July 1, 2006. In determining whether to approve the continuation of the Advisory Agreement, the Board requested, and received from the Advisor, the information that the Board believed to be reasonably necessary to reach its conclusion, including the information described below. Both in meetings specifically dedicated to renewal of the Advisory Agreement and in other meetings during the course of the year, the Board received materials relating to the services provided to the Munder Funds by the Advisor. In evaluating the Advisory Agreement, the Board conducted a review that was specifically focused upon the renewal of the Advisory Agreement, and relied upon their knowledge, resulting from their meetings throughout the year, of the Advisor, its services and the Munder Funds.

17

Institutional Money Market Fund

Notes to Financial Statements, June 30, 2006 (continued)

    The Board considered many factors in evaluating whether the Advisory Agreement and the fees provided therein with respect to the Fund should be continued for an additional one-year period. The Board was advised by legal counsel to the Munder Funds and the “Non-Interested Trustees” also were advised by their independent legal counsel with respect to their deliberations regarding the continuation of the Advisory Agreement. (A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act.)

    Among other factors, the Board requested, considered and evaluated information regarding:

    (a) The nature, extent and quality of the services provided by the Advisor to the Fund under the Advisory Agreement: With respect to this factor, the Board considered:

•	the qualifications of management of the Advisor and of persons providing portfolio management services to the Fund. In this regard, the Board was presented with detailed information concerning the Advisor’s efforts in hiring, promoting and retaining qualified investment personnel, including enhancements in the quality and depth in the Advisor’s investment, trading, and administrative services departments due to the recruiting and hiring of additional staff in 2005 and the promotion of employees from within the Advisor in 2005 and 2006, recent changes within key management positions at the Advisor, the Advisor’s personnel retention efforts, and the Advisor’s current intentions regarding future changes in its organizational structure;

•	the Advisor’s efforts in recent years and on an ongoing basis to:

(1)	enhance its research capabilities and make investments in compliance, fund accounting and other technologies relating to the Funds’ operations in order to improve their effectiveness and efficiencies of operations;

(2)	grow Fund assets through increased marketing efforts and a focus on asset retention;

(3)	focus on determining the reasonableness of the investment advisory fees for each of the Munder Funds and, as appropriate, to adjust its investment advisory fees (including through the addition of contractual fee breakpoints or reducing its advisory fees), although no such adjustments were made with respect to the Fund in the current period;

18

Institutional Money Market Fund

Notes to Financial Statements, June 30, 2006 (continued)

(4)	renegotiate the fee arrangements with certain of the other service providers for the Munder Funds in order to reduce the total expense ratios of the Munder Funds and their classes of shares, although no such reductions were made in the current period; and

(5)	seek to better allocate the costs of services across the Munder Funds;

•	the Advisor’s performance, both generally with respect to all the Munder Funds and more specifically with respect to the Fund, as further described below;

•	the information provided by the Advisor in its Form ADV and in response to a detailed series of questions submitted by counsel to the Munder Funds;

•	the terms of the Advisory Agreement; and

•	the general experience, business, operations and financial condition of the Advisor.

    Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the continuance of the Advisory Agreement.

    (b) The investment performance of the Fund and the Advisor: The Board considered the one-, three- and five-year and since inception total investment performance, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2005 and compared this information to the performance of the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”).

    In addition, the Board considered the Fund’s one-, three- and five-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis. The Board also considered the Fund’s one-, three- and five-year total return for Class Y Shares as of December 31, 2005 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. In this regard, the Board considered that: (1) the Fund’s total returns for Class Y Shares on a gross and net basis exceeded the median performance of Fund’s Lipper peer group for the one-, three- and five-year periods, and (2) the Fund had favorable Lipper rankings.

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund supported approval of the continuance of the Advisory Agreement.

19

Institutional Money Market Fund

Notes to Financial Statements, June 30, 2006 (continued)

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund: The Board considered detailed information provided by the Advisor as to the costs and profitability of the Advisor over the 12 months ended on December 31, 2005 and projections by the Advisor as to the costs and profitability of the Advisor over the 12 months ending on December 31, 2006, with respect to all services provided by the Advisor and its affiliates to the Fund and based on certain stated assumptions. Based on these facts, the Board concluded that the costs of the Advisor’s services and the profitability of the Advisor under the Advisory Agreement were not unreasonable.

    (d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale: The Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Fund’s shareholders through appropriate mechanisms in the future. Based on these facts, the Board concluded that the Advisor’s efforts in this regard strongly supported approving continuance of the Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable funds: The Board considered the Fund’s advisory fees and total expenses as they compared to those of comparable funds identified by Lipper in the case of the advisory fee comparisons and to the funds included in the Fund’s respective Lipper category in the case of total expense comparisons. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) of the Fund’s Class Y Shares in comparison to those of each comparable fund in the Fund’s Lipper peer group and in comparison to the average, median, high and low net effective advisory fees of the funds in the Fund’s Lipper peer group. The Board also received separate information prepared by Strategic Insight Mutual Fund Research and Consulting, LLC, a third-party data mutual fund provider, that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. Based on these facts, the Board concluded that the current advisory fee and total fee levels of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Fund: The Board considered the Advisor’s representation that, beyond

20

Institutional Money Market Fund

Notes to Financial Statements, June 30, 2006 (continued)

the fees earned by the Advisor and its affiliates for providing services to the Fund, the Advisor may benefit from its relationship with the Fund in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on these facts, the Board concluded that these additional benefits should not preclude approval of the continuance of the Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved the Advisory Agreement for an additional annual period commencing on July 1, 2006.

12.	Trustees and Executive Officers (Unaudited)

    Information about the Trustees and Executive Officers of the Munder Funds as of June 30, 2006, including their business addresses, ages and principal

21

Institutional Money Market Fund

Notes to Financial Statements, June 30, 2006 (continued)

occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below.

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 58	Trustee and Chairman	Indefinite; Trustee since 2/93; Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (real estate investment operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (10/97 to 12/05).	25	Fieldstone Investment Corporation (since 11/03).

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 59	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/real estate/manufacturing company) (since 1991).	25	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	25	Nighthawk Radiology Holdings, Inc. (since 3/04).

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 11/89	Vice President, Macomb Community College (since 7/01); Dean, Macomb Community College (since 9/97).	25	None

22

Institutional Money Market Fund

Notes to Financial Statements, June 30, 2006 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	25	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company) (since 5/05).

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 47	Trustee(3)	Indefinite; Since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	24	Taubman Centers, Inc. (since 1/97).

23

Institutional Money Market Fund

Notes to Financial Statements, June 30, 2006 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 50	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	25	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04); LMS Medical Systems (health care technology company) (since 1/06).

Interested Trustee

Michael T. Monahan(4) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 67	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99).	25	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MSTII only.

(4)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica Incorporated, the indirect parent company of the Advisor. Mr. Monahan also receives retirement and health benefits from Comerica Incorporated.

24

Institutional Money Market Fund

Notes to Financial Statements, June 30, 2006 (continued)

Term of
Office(1) and
	Position(s) with	Length of Time
Name, Address and Age	the Funds	Served(2)	Principal Occupation(s) During Past 5 Years

Executive Officers

John S. Adams 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	President & Principal Executive Officer	through 2/07; since 4/06	President and Chief Investment Officer of Munder Capital Management (investment advisor) (since 3/06); President and Chief Investment Officer of Pierce Street Advisors, LLC (investment advisor) (since 3/06); Managing Director and Chief Investment Officer, Equities of Munder Capital Management (12/04 to 3/06); Senior Portfolio Manager of Munder Capital Management (6/87 to 12/04).

Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/07; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); General Counsel of Munder Capital Management (7/00 to 2/05); Director of Diversified Strategy Hedge Fund, Ltd. (since 1/06).

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 40	Vice President & Principal Financial Officer	through 2/07; since 2/01	Managing Director and Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05).

Chérie N. Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 37	Treasurer & Principal Accounting Officer	through 2/07; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

25

Report of Independent Registered Public Accounting Firm

To the Shareholders of Institutional Money Market Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Institutional Money Market Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2006, and the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Institutional Money Market Fund of Munder Series Trust at June 30, 2006, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 11, 2006

26

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27

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNINSTYK606

ANNUAL REPORT
June 30, 2006
Liquidity Money
Market Fund

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    I am delighted to provide you with information about some very positive developments at Munder Capital Management, the investment advisor to the Fund, which is part of The Munder Funds family. By mutual agreement with Comerica Incorporated, Munder Capital’s partner for over 10 years, the management team and employees of Munder Capital, along with Crestview Capital Partners, L.P. and Grail Partners, LLC, are buying Comerica’s ownership position in the firm. We anticipate that the transfer of ownership will be completed prior to year end.

    Because Munder Capital retained its own operational infrastructure throughout its partnership with Comerica, we expect the transition to independent ownership of Munder Capital to be seamless. Among the most important outcomes from Munder Capital’s perspective are the continuity in our people and processes, and the opportunity for increased employee ownership. We have always believed that employee ownership is the best way to align our interests with the interests of our clients, and to attract and retain talented professionals. This is a key outcome of the new ownership structure.

    As I hope you can tell from this letter, I am very pleased with this announcement because of its positive implications for both The Munder Funds and for the Munder Capital team. The investment advisory agreement between The Munder Funds and the newly structured Munder Capital Management has been approved by the Board of Trustees of The Munder Funds. In the coming weeks, shareholders of the Funds will receive materials requesting their approval of the investment advisory agreement, which will be sought through a proxy statement. I encourage you to exercise your right to vote your shares.

    Thank you for your confidence in The Munder Funds. We look forward to continuing to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
President and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Shareholder Fee Example
iv	Investment Allocation
1	Portfolio of Investments
4	Statement of Assets and Liabilities
5	Statements of Operations
6	Statements of Changes in Net Assets
7	Financial Highlights
9	Notes to Financial Statements
23	Report of Independent Registered Public Accounting Firm

An investor should consider each Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about each investment company can be found in the Fund’s prospectus. To obtain a prospectus, please call 1-800-438-5789. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees,
12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

Actual Expenses

    The first line of the table below entitled “Actual” provides information about actual account values and actual expenses for the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the first line entitled “Actual” under the heading “Expenses Paid During Period.” If your account is an IRA, your expenses may also have included a $10 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The second line of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

ii

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period*
	1/1/06	6/30/06	1/1/06-6/30/06

Actual	$1,000.00	$1,019.80	$3.86
Hypothetical	$1,000.00	$1,020.98	$3.86

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio of 0.77% by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

iii

Liquidity Money Market Fund

Investment Allocation, June 30, 2006 (Unaudited)

    Fund holdings are subject to change and percentages shown below are based on net assets as of June 30, 2006. The following pie chart illustrates the allocation of the Fund’s investments. A complete list of holdings as of June 30, 2006 is contained in the Portfolio of Investments, which begins on the following page. You may obtain currently available holdings data by calling (800) 438-5789.

iv

Liquidity Money Market Fund

Portfolio of Investments, June 30, 2006

Principal
Amount		Value

CERTIFICATES OF DEPOSIT — 4.7%
Domestic Security — 2.3%
$3,000,000	Wells Fargo Bank N.A., 5.234% due 03/22/2007 (b)	$3,000,000

Yankee Security — 2.4%
3,000,000	Royal Bank of Scotland PLC, 4.010% due 07/20/2006	3,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $6,000,000)		6,000,000

COMMERCIAL PAPER — 63.2%
Domestic Securities — 49.1%
3,000,000	Barton Capital LLC, 5.000% due 07/10/2006 (a)	2,996,250
3,000,000	Bryant Park Funding LLC, 5.000% due 07/21/2006 (a)	2,991,667
3,000,000	CIT Group Inc., 4.930% due 07/10/2006 (a)	2,996,302
3,000,000	Crown Point Capital Company, 5.080% due 08/14/2006 (a)	2,981,373
3,000,000	DaimlerChrysler NA Holding Corporation, 5.050% due 07/26/2006 (a)	2,989,479
	Fcar Owner Trust, Series II:
3,000,000	5.140% due 08/15/2006 (a)	2,980,725
3,000,000	4.900% due 07/14/2006 (a)	2,994,692
3,000,000	Galaxy Funding, Inc., 5.050% due 08/16/2006 (a)	2,980,642
3,000,000	General Electric Capital Corporation, 4.930% due 07/11/2006 (a)	2,995,892
3,000,000	ING U.S. Funding LLC, 5.290% due 09/19/2006 (a)	2,964,733
3,000,000	International Lease Finance Corporation, 5.335% due 09/26/2006 (a)	2,961,321
3,000,000	Intesa Funding LLC, 5.340% due 09/28/2006 (a)	2,960,395
3,000,000	Jupiter Securitization Corporation, 5.110% due 07/11/2006 (a)	2,995,742
3,000,000	Mont Blanc Capital Corporation, 4.950% due 07/14/2006 (a)	2,994,637
3,000,000	Old Line Funding LLC, 5.100% due 07/19/2006 (a)	2,992,350
3,000,000	Park Avenue Receivables Corporation, 5.080% due 07/10/2006 (a)	2,996,190
3,000,000	Preferred Receivables Funding Corporation, 4.950% due 07/20/2006 (a)	2,992,163

See Notes to Financial Statements.

1

Liquidity Money Market Fund

Portfolio of Investments, June 30, 2006 (continued)

Principal
Amount		Value

COMMERCIAL PAPER (Continued)
Domestic Securities (Continued)
$3,000,000	Ranger Funding Company LLC, 5.010% due 07/05/2006 (a)	$2,998,330
3,000,000	Sheffield Receivables Corp., 5.210% due 07/19/2006 (a)	2,992,185
3,000,000	Sigma Finance, Inc., 5.035% due 07/26/2006 (a)	2,989,510
3,000,000	Thunder Bay Funding, Inc., 4.950% due 07/17/2006 (a)	2,993,400

		62,737,978

Yankee Securities — 14.1%
3,000,000	Bank of Ireland, 5.191% due 04/17/2007 (b)	3,000,000
3,000,000	Calyon North America, Inc., 4.870% due 07/05/2006 (a)	2,998,377
3,000,000	Fortis Funding LLC, 4.860% due 07/05/2006 (a)	2,998,380
3,000,000	HBOS Treasury Services PLC, 5.110% due 09/07/2006 (a)	2,971,043
3,000,000	Macquarie Bank Limited, 5.150% due 07/12/2006 (b)	3,000,000
3,000,000	Societe Generale North America, 4.870% due 07/06/2006 (a)	2,997,971

		17,965,771

TOTAL COMMERCIAL PAPER
(Cost $80,703,749)		80,703,749

CORPORATE BONDS AND NOTES — 16.5%
3,000,000	American Honda Finance Corporation MTN, 144A, 5.239% due 02/21/2007 (b),(c),(d),(e)	3,000,000
3,000,000	Bank of America, NA, 4.960% due 07/11/2006 (a)	3,000,000
3,000,000	Beta Finance, Inc., MTN, 144A, 5.100% due 05/09/2007 (b),(c),(d),(e)	3,000,000
3,000,000	CC USA, Inc., MTN, 144A, 5.286% due 07/28/2006 (b),(c),(d),(e)	2,999,989
3,000,000	K2 USA LLC, MTN, 144A, 5.125% due 06/25/2007 (b),(c),(d),(e)	2,999,856

See Notes to Financial Statements.

2

Principal
Amount		Value

$3,000,000	Merrill Lynch & Co., Inc., MTN, 5.321% due 07/27/2007 (b)	$3,000,000
3,000,000	World Savings Bank FSB, 4.990% due 07/17/2006 (a)	3,000,000

TOTAL CORPORATE BONDS AND NOTES
(Cost $20,999,845)		20,999,845

REPURCHASE AGREEMENTS — 15.5%
15,000,000	Agreement with Merrill Lynch & Company, Inc., 5.22% dated 06/30/2006, to be repurchased at $15,006,525 on 07/03/2006, collateralized by $15,965,000 FHLB, 3.500% maturing 11/28/2008 (value $15,302,744)	15,000,000
4,764,000	Agreement with State Street Bank and Trust Company, 4.780% dated 06/30/2006, to be repurchased at $4,765,898 on 07/03/2006, collateralized by $5,090,000 FFCB, 4.875% maturing 12/16/2015 (value $4,860,950)	4,764,000

TOTAL REPURCHASE AGREEMENTS
(Cost $19,764,000)		19,764,000

TOTAL INVESTMENTS
(Cost $127,467,594)	99.9%	127,467,594
OTHER ASSETS AND LIABILITIES (Net)	0.1	140,289

NET ASSETS	100.0%	$127,607,883

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable rate security. The interest rate shown reflects the rate in effect as of June 30, 2006.

(c)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(d)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Liquidity Money Market Fund does not have the right to demand that any of these securities be registered.

(e)	Security subject to restrictions on resale that has been deemed by the Advisor to be liquid.

ABBREVIATIONS:

FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
MTN — Medium Term Note

See Notes to Financial Statements.

3

Liquidity Money Market Fund

Statement of Assets and Liabilities, June 30, 2006

ASSETS:
Investments, at value
See accompanying schedule:
Securities	$107,703,594
Repurchase agreements	19,764,000

Total Investments	127,467,594
Cash	238
Interest receivable	224,336
Prepaid expenses and other assets	22,507

Total Assets	127,714,675

LIABILITIES:
Trustees’ fees and expenses payable	40,486
Distribution and shareholder servicing fees payable	27,452
Administration fees payable	18,164
Transfer agency/record keeping fees payable	9,891
Custody fees payable	2,099
Investment advisory fees payable	697
Accrued expenses and other payables	8,003

Total Liabilities	106,792

NET ASSETS	$127,607,883

Investments, at cost	$127,467,594

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(9,389)
Accumulated net realized loss on investments sold	(664)
Paid-in capital	127,617,936

$127,607,883

Net asset value, offering price and redemption price per share ($127,607,883/127,635,041 shares outstanding)	$1.00

See Notes to Financial Statements.

4

Liquidity Money Market Fund

Statements of Operations

	Period Ended	Year Ended
	June 30, 2006(a)	December 31, 2005(a)

INVESTMENT INCOME:
Interest	$3,240,298	$4,332,019

EXPENSES:
Distribution and shareholder servicing fees	240,627	473,529
Investment advisory fees	216,425	473,529
Administration fees	104,879	207,021
Transfer agency/record keeping fees	25,902	48,537
Printing and mailing fees	28,720	42,665
Legal and audit fees	14,538	37,907
Trustees’ fees and expenses	17,984	30,884
Custody fees	17,585	30,210
Registration and filing fees	2,449	5,512
Other	6,779	15,598

Total Expenses	675,888	1,365,392
Fees waived by distributor	(147,758)	(338,237)

Net Expenses	528,130	1,027,155

NET INVESTMENT INCOME	2,712,168	3,304,864

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,712,168	$3,304,864

(a)	Effective February 14, 2006, the Liquidity Money Market Fund changed its fiscal and tax year end from December 31 to June 30.

See Notes to Financial Statements.

5

Liquidity Money Market Fund

Statements of Changes in Net Assets

	Period Ended	Year Ended	Year Ended
	June 30, 2006(a)	December 31, 2005(a)	December 31, 2004

Net investment income	$2,712,168	$3,304,864	$813,902

Net increase in net assets resulting from operations	2,712,168	3,304,864	813,902
Dividends to shareholders from net investment income	(2,712,168)	(3,304,864)	(813,864)
Net increase/(decrease) in net assets from Fund share transactions	(13,144,167)	4,347,150	7,716,911

Net increase/(decrease) in net assets	(13,144,167)	4,347,150	7,716,949
NET ASSETS:
Beginning of period	140,752,050	136,404,900	128,687,951

End of period	$127,607,883	$140,752,050	$136,404,900

Accumulated distributions in excess of net investment income	$(9,389)	$(9,389)	$(9,389)

Capital Stock Activity(b):
Sold	$155,958,610	$254,591,163	$236,237,127
Issued as reinvestment of dividends	2,712,168	3,304,860	813,835
Redeemed	(171,814,945)	(253,548,873)	(229,334,051)

Net increase/(decrease)	$(13,144,167)	$4,347,150	$7,716,911

(a)	Effective February 14, 2006, the Liquidity Money Market Fund changed its fiscal and tax year end from December 31 to June 30.

(b)	Since the Liquidity Money Market Fund has sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

See Notes to Financial Statements.

6

Liquidity Money Market Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Period		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	6/30/06		12/31/05	12/31/04	12/31/03	12/31/02	12/31/01

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.020		0.025	0.006	0.003	0.010	0.035

Total from investment operations	0.020		0.025	0.006	0.003	0.010	0.035

Less distributions:
Dividends from net investment income	(0.020)		(0.025)	(0.006)	(0.003)	(0.010)	(0.035)

Total distributions	(0.020)		(0.025)	(0.006)	(0.003)	(0.010)	(0.035)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(b)	1.98%		2.48%	0.62%	0.30%	1.05%	3.52%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$127,608		$140,752	$136,405	$128,688	$133,187	$165,734
Ratio of operating expenses to average net assets	0.77	%(c)	0.76%	0.77%	0.98%	0.94%	0.84%
Ratio of net investment income to average net assets	3.94	%(c)	2.44%	0.62%	0.28%	1.06%	3.39%
Ratio of operating expenses to average net assets without expense waivers	0.98	%(c)	1.01%	1.02%	1.08%	0.94%	0.84%

(a)	The Fund commenced operations on June 4, 1997. Effective February 14, 2006, the Fund changed its fiscal and tax year end from December 31 to June 30.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Annualized.

See Notes to Financial Statements.

7

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8

Liquidity Money Market Fund

Notes to Financial Statements, June 30, 2006

1.	Organization

    The Fund is part of The Munder Funds family (the “Munder Funds” or the “Funds”), which consisted of 25 portfolios as of June 30, 2006, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Liquidity Money Market Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has one class of shares, which are sold without either a front-end sales charge or a contingent deferred sales charge (CDSC).

    Effective February 14, 2006, the Fund changed its fiscal and tax year end from December 31 to June 30.

2.	Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest,

9

Liquidity Money Market Fund

Notes to Financial Statements, June 30, 2006 (continued)

and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that, in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions and Net Investment Income: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily, based on the average daily net assets of the Fund at an annual rate of 0.20%. Prior to May 17, 2006, the Advisor was entitled to receive from the Fund a fee, computed and payable daily, based on the average daily net assets of the Fund at an annual rate of 0.35%.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average

10

Liquidity Money Market Fund

Notes to Financial Statements, June 30, 2006 (continued)

daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended June 30, 2006 and the year ended December 31, 2005, the Advisor earned $104,879 and $207,021, respectively, before payment of sub-administration fees and $68,227 and $134,704 after payment of sub-administration fees for its administrative services to the Fund. During the period ended June 30, 2006 and the year ended December 31, 2005, the Fund paid an annual effective rate of 0.1525% and 0.1530%, respectively, for administrative services.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica Incorporated (“Comerica”), Comerica Securities, Inc. (“Comerica Securities”) or any of Comerica’s other affiliates receives any compensation from MST, MSTII or @Vantage. Comerica, through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis) as of June 30, 2006.

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Liquidity Money Market Fund

Notes to Financial Statements, June 30, 2006 (continued)

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) that was adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund). The maximum rate, as a percentage of average daily net assets, payable under the Plan is 0.35%.

    During the period ended June 30, 2006 and the year ended December 31, 2005, the Distributor voluntarily waived a portion of its 12b-1 fees in the amount of $147,758 and $338,237, respectively. This amount is reflected as fees waived by distributor in the accompanying Statements of Operations. Pursuant to a Reimbursement Agreement with the Fund, the Distributor may seek reimbursement under certain circumstances for the portion of this waiver and other waivers that occurred on or after August 12, 2003 and represents amounts expended from the Distributor’s own resources to cover actual expenses or costs on behalf of the Fund. At June 30, 2006, no portion of any amounts waived by the Distributor was eligible for reimbursement. The Reimbursement Agreement is subject to annual renewal by the Board of Trustees.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended June 30, 2006 and the year ended December 31, 2005, the Fund paid $133 and $174, respectively, to Comerica Securities and $75 and $0, respectively, to Comerica Bank for shareholder services provided to Fund shareholders.

5. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

12

Liquidity Money Market Fund

Notes to Financial Statements, June 30, 2006 (continued)

6. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses and income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

    During the period ended June 30, 2006 and the years ended December 31, 2005 and December 31, 2004, distributions of $2,712,168, $3,304,864 and $813,864, respectively, were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Capital
Income	Loss Carryover	Total

$22,036	$(664)	$21,372

    The differences between book and tax distributable earnings are primarily due to deferred trustees’ fees.

    As determined at June 30, 2006, the Fund had available for Federal income tax purposes, $664 of unused capital losses of which $123 expires in 2007, $537 expires in 2009, and $4 expires in 2011.

    At June 30, 2006, aggregate cost for Federal income tax purposes was $127,467,594.

7. Subsequent Event (Unaudited)

    On August 4, 2006, the management team of the Advisor announced that it has partnered with Grail Partners, LLC and private equity firm Crestview Partners, L.P. to acquire Comerica’s controlling interest in the Advisor. If, as expected, the transaction closes, the Advisor’s current investment advisory agreement with the Fund will automatically terminate under applicable law at the time of the closing. On August 22, 2006, the Board of Trustees of the Munder Funds approved a new investment advisory agreement with the Advisor subject to approval by shareholders of the Fund at a Special Meeting called for October 26, 2006. The new investment advisory agreement is expected to become effective on the date of the closing of the transaction.

13

Liquidity Money Market Fund

Notes to Financial Statements, June 30, 2006 (continued)

8. Quarterly Portfolio Schedule (Unaudited)

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789.

9. Proxy Voting Policies and Procedures (Unaudited)

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

10. Proxy Voting Record (Unaudited)

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

11. Approval of Investment Advisory Agreement (Unaudited)

    The Advisor provides investment advisory services to the Fund under a Combined Investment Advisory Agreement dated June 13, 2003 and amended most recently as of May 16, 2006 (“Advisory Agreement”). On May 16, 2006, the Board of Trustees approved the continuation of the Advisory Agreement with respect to the Fund for an additional one-year period commencing on July 1, 2006. In determining whether to approve the continuation of the Advisory Agreement, the Board requested, and received from the Advisor, the information that the Board believed to be reasonably necessary to reach its conclusion, including the information described below. Both in meetings specifically dedicated to renewal of the Advisory Agreement and in other meetings during the course of the year, the Board received materials relating to the services provided to the Munder Funds by the Advisor. In evaluating the Advisory Agreement, the Board conducted a review that was specifically focused upon the renewal of the Advisory Agreement, and

14

Liquidity Money Market Fund

Notes to Financial Statements, June 30, 2006 (continued)

relied upon their knowledge, resulting from their meetings throughout the year, of the Advisor, its services and the Munder Funds.

    The Board considered many factors in evaluating whether the Advisory Agreement and the fees provided therein with respect to the Fund should be continued for an additional one-year period. The Board was advised by legal counsel to the Munder Funds and the “Non-Interested Trustees” also were advised by their independent legal counsel with respect to their deliberations regarding the continuation of the Advisory Agreement. (A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act.)

    Among other factors, the Board requested, considered and evaluated information regarding:

    (a) The nature, extent and quality of the services provided by the Advisor to the Fund under the Advisory Agreement: With respect to this factor, the Board considered:

•	the qualifications of management of the Advisor and of persons providing portfolio management services to the Fund. In this regard, the Board was presented with detailed information concerning the Advisor’s efforts in hiring, promoting and retaining qualified investment personnel, including enhancements in the quality and depth in the Advisor’s investment, trading, and administrative services departments due to the recruiting and hiring of additional staff in 2005 and the promotion of employees from within the Advisor in 2005 and 2006, recent changes within key management positions at the Advisor, the Advisor’s personnel retention efforts, and the Advisor’s current intentions regarding future changes in its organizational structure;

•	the Advisor’s efforts in recent years and on an ongoing basis to:

(1)	enhance its research capabilities and make investments in compliance, fund accounting and other technologies relating to the Funds’ operations in order to improve their effectiveness and efficiencies of operations;

(2)	grow Fund assets through increased marketing efforts and a focus on asset retention;

(3)	focus on determining the reasonableness of the investment advisory fees for each of the Munder Funds and, as appropriate, to adjust its investment advisory fees (including through the

15

Liquidity Money Market Fund

Notes to Financial Statements, June 30, 2006 (continued)

addition of contractual fee breakpoints or reducing its advisory fees), and with respect to the Fund, the Advisor’s agreement to reduce its advisory fee effective May 17, 2006;

(4)	renegotiate the fee arrangements with certain of the other service providers for the Munder Funds in order to reduce the total expense ratios of the Munder Funds and their classes of shares, although no such reductions were made in the current period; and

(5)	seek to better allocate the costs of services across the Munder Funds;

•	the Advisor’s performance, both generally with respect to all the Munder Funds and more specifically with respect to the Fund, as further described below;

•	the information provided by the Advisor in its Form ADV and in response to a detailed series of questions submitted by counsel to the Munder Funds;

•	the terms of the Advisory Agreement; and

•	the general experience, business, operations and financial condition of the Advisor.

    Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the continuance of the Advisory Agreement.

    (b) The investment performance of the Fund and the Advisor: The Board considered the Fund’s one-, three- and five-year and since inception total investment performance, on both a gross and net basis, as of December 31, 2005 and compared this information to the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”). In addition, the Board considered the Fund’s one-, three- and five-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis. The Board also considered the Fund’s one-, three- and five-year total return as of December 31, 2005 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. In this regard, the Board considered that: (1) the Fund’s total return on a gross basis exceeded the median performance of Fund’s Lipper peer group for the one-, three- and five-year periods, and (2) the Fund had favorable Lipper rankings.

16

Liquidity Money Market Fund

Notes to Financial Statements, June 30, 2006 (continued)

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund supported approval of the continuance of the Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund: The Board considered detailed information provided by the Advisor as to the costs and profitability of the Advisor over the 12 months ended on December 31, 2005 and projections by the Advisor as to the costs and profitability of the Advisor over the 12 months ending on December 31, 2006, with respect to all services provided by the Advisor and its affiliates to the Fund and based on certain stated assumptions. Based on these facts, the Board concluded that the costs of the Advisor’s services and the profitability of the Advisor under the Advisory Agreement were not unreasonable.

    (d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale: The Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Fund’s shareholders through appropriate mechanisms in the future. Based on these facts, the Board concluded that the Advisor’s efforts in this regard strongly supported approving continuance of the Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable funds: The Board considered the Fund’s advisory fees and total expenses as they compared to those of comparable funds identified by Lipper in the case of the advisory fee comparisons and to the funds included in the Fund’s respective Lipper category in the case of total expense comparisons. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) of the Fund in comparison to those of each comparable fund in the Fund’s Lipper peer group and in comparison to the average, median, high and low net effective advisory fees of the funds in the Fund’s Lipper peer group. The Board also received separate information prepared by Strategic Insight Mutual Fund Research and Consulting, LLC, a third-party data mutual fund provider, that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. Based on these facts, the Board concluded that the current advisory fee and total fee levels of the Fund should not preclude approval of the continuance of the Advisory Agreement.

17

Liquidity Money Market Fund

Notes to Financial Statements, June 30, 2006 (continued)

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Fund: The Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Fund, the Advisor may benefit from its relationship with the Fund in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on these facts, the Board concluded that these additional benefits should not preclude approval of the continuance of the Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved the Advisory Agreement for an additional annual period commencing on July 1, 2006.

12. Trustees and Executive Officers (Unaudited)

    Information about the Trustees and Executive Officers of the Munder Funds as of June 30, 2006, including their business addresses, ages and principal

18

Liquidity Money Market Fund

Notes to Financial Statements, June 30, 2006 (continued)

occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below.

				Number of
				Portfolios
		Term of	Principal	in Fund
	Position(s)	Office(1) and	Occupation(s)	Complex
	with the	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 58	Trustee and Chairman	Indefinite; Trustee since 2/93; Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (real estate investment operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (10/97 to 12/05).	25	Fieldstone Investment Corporation (since 11/03).

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 59	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/real estate/manufacturing company) (since 1991).	25	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	25	Nighthawk Radiology Holdings, Inc. (since 3/04).

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 11/89	Vice President, Macomb Community College (since 7/01); Dean, Macomb Community College (since 9/97).	25	None

19

Liquidity Money Market Fund

Notes to Financial Statements, June 30, 2006 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
	Position(s)	Office(1) and	Occupation(s)	Complex
	with the	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	25	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company) (since 5/05).

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 47	Trustee(3)	Indefinite; Since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	24	Taubman Centers, Inc. (since 1/97).

20

Liquidity Money Market Fund

Notes to Financial Statements, June 30, 2006 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
	Position(s)	Office(1) and	Occupation(s)	Complex
	with the	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 50	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	25	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04); LMS Medical Systems (health care technology company) (since 1/06).

Interested Trustee

Michael T. Monahan(4) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 67	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99).	25	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MSTII only.

(4)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica Incorporated, the indirect parent company of the Advisor. Mr. Monahan also receives retirement and health benefits from Comerica Incorporated.

21

Liquidity Money Market Fund

Notes to Financial Statements, June 30, 2006 (continued)

Term of
	Position(s)	Office(1) and
	with the	Length of
Name, Address and Age	Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Executive Officers

John S. Adams 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	President & Principal Executive Officer	through 2/07; since 4/06	President and Chief Investment Officer of Munder Capital Management (investment advisor) (since 3/06); President and Chief Investment Officer of Pierce Street Advisors, LLC (investment advisor) (since 3/06); Managing Director and Chief Investment Officer, Equities of Munder Capital Management (12/04 to 3/06); Senior Portfolio Manager of Munder Capital Management (6/87 to 12/04).

Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/07; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); General Counsel of Munder Capital Management (7/00 to 2/05); Director of Diversified Strategy Hedge Fund, Ltd. (since 1/06).

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 40	Vice President & Principal Financial Officer	through 2/07; since 2/01	Managing Director and Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05).

Chérie N. Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 37	Treasurer & Principal Accounting Officer	through 2/07; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

22

Report of Independent Registered Public Accounting Firm

To the Shareholders of Liquidity Money Market Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Liquidity Money Market Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2006, and the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquidity Money Market Fund of Munder Series Trust at June 30, 2006, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 11, 2006

23

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNLIQ606

ANNUAL REPORT
June 30, 2006
Munder Asset Allocation Fund — Balanced
(formerly Munder Balanced Fund)
Class A, B, C, K, R & Y Shares

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The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    I am delighted to provide you with information about some very positive developments at Munder Capital Management, the investment advisor to The Munder Funds. By mutual agreement with Comerica Incorporated, Munder Capital’s partner for over 10 years, the management team and employees of Munder Capital, along with Crestview Capital Partners, L.P. and Grail Partners, LLC, are buying Comerica’s ownership position in the firm. We anticipate that the transfer of ownership will be completed prior to year end.

    Because Munder Capital retained its own operational infrastructure throughout its partnership with Comerica, we expect the transition to independent ownership of Munder Capital to be seamless. Among the most important outcomes from Munder Capital’s perspective are the continuity in our people and processes, and the opportunity for increased employee ownership. We have always believed that employee ownership is the best way to align our interests with the interests of our clients, and to attract and retain talented professionals. This is a key outcome of the new ownership structure.

    As I hope you can tell from this letter, I am very pleased with this announcement because of its positive implications for both The Munder Funds and for the Munder Capital team. The investment advisory agreement between The Munder Funds and the newly structured Munder Capital Management has been approved by the Board of Trustees of The Munder Funds. In the coming weeks, shareholders of the Funds will receive materials requesting their approval of the investment advisory agreement, which will be sought through a proxy statement. I encourage you to exercise your right to vote your shares.

    Thank you for your confidence in The Munder Funds. We look forward to continuing to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
President and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
vi	Hypothetical and Total Returns
x	Shareholder Fee Example
1	Portfolio of Investments
24	Statement of Assets and Liabilities
26	Statement of Operations
27	Statements of Changes in Net Assets
28	Statements of Changes in Net Assets — Capital Stock Activity
30	Financial Highlights
37	Notes to Financial Statements
55	Report of Independent Registered Public Accounting Firm

An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain a prospectus, please visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Equity securities (stocks) are more volatile and carry more risk, but generally provide greater return potential, than investments in certain other securities, like high-grade fixed income securities. Large-cap stocks generally have less volatility than smaller-cap and certain specialty securities, such as technology investments. Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value. Some of the Fund’s holdings are invested in real estate-related securities, which are subject to special risks related to property tax rates, property values and borrower defaults. The Fund is also invested in healthcare-related securities, which are subject to special risks relating to product cycles, government regulations and cost containment measures. Fixed income securities in which the Fund invests will tend to experience smaller fluctuations in value than equity securities. However, investors in any fixed income product should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.

    Fund holdings are subject to change and percentages shown below are based on net assets as of June 30, 2006. The following pie charts illustrate the allocation of the Fund’s holdings by investment discipline. A complete list of holdings as of June 30, 2006 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 INVESTMENT DISCIPLINE

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the year ended June 30, 2006. Performance of the other classes

ii

of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

Portfolio Management Team: Robert Crosby, Tony Dong, Michael Gura, Anne Kennedy, Thomas Kenny, Joseph Skornicka, Michael Vandenbossche and Thomas Wald

    The Fund earned a return of 7.40% for the one year ended June 30, 2006, relative to the 5.64% return for a 60%/40% blend of the Russell 3000 Index and the Lehman Brothers Intermediate Government/ Credit Index, and the 7.38% median return for the Lipper universe of mixed-asset target allocation growth funds. As of June 30, 2006, the asset allocation was 65% equities and 35% fixed income and cash equivalents.

    The Fund is a diversified mutual fund with investments in both the fixed income and equity markets. The fixed income portion of the Fund includes bonds from the corporate, government and mortgage-related sectors, while equity holdings are divided into segments that represent different investment strategies or sectors. During most of the year, there were five equity segments in the Fund: large-cap value, large-cap growth, multi-cap growth, mid-cap/small-cap blend (sometimes referred to as “smid”), and real estate investment trusts or REITs. A sixth equity segment, healthcare, was added to the Fund in March.

    The strong relative performance of the Fund for the year ended June 30, 2006 was primarily due to its equity holdings, as well as an overweight in equities compared to the Fund’s blended Russell/ Lehman Brothers benchmark. Of the five equity segments represented in the Fund for the entire year, all had strong absolute performance, and all but the large-cap value and REIT segments outperformed their style-specific benchmarks. The greatest absolute returns came from the multi-cap growth, REIT and mid-cap/small-cap blend segments of the Fund.

    Based on both weight and return, the large-cap value and multi-cap growth segments made the largest contributions to the Fund’s return. Only the healthcare segment of the Fund detracted from the Fund’s absolute return for the year, posting a negative return for the four-month period during which it existed in the Fund. While this was partly a reflection of the relative weakness of the healthcare segment of the stock market, it also reflected weak relative performance compared to the applicable healthcare segment benchmark.

    Rising interest rates held back the performance of fixed income assets for the year ended June 30, 2006. Nevertheless, the performance of the Fund’s fixed income segment was slightly better than its Lehman Brothers Intermediate Government/Credit benchmark, and made a small positive contribution to the Fund’s relative return.

    Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Russell 3000

iii

Index is an unmanaged index that represents approximately 98% of the U.S. equity market. The Lehman Brothers Intermediate Government/ Credit Index is a weighted composite of maturities between one and ten years in (i) the Lehman Brothers Government Bond Index, which is made up of publicly issued, fixed-rate, non-convertible debt of the U.S. Treasury, U.S. government agencies, or quasi-federal corporations and corporate or foreign debt guaranteed by the U.S. government, and (ii) the Lehman Brothers Credit Index, which is made up of publicly issued, fixed-rate, non-convertible, investment-grade, U.S. corporate and specified foreign debentures and secured notes, including U.S. and non-U.S. industrial, utility and finance bonds, and sovereign, supranational, and non-U.S. agency and government debt securities. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

    The Lipper universe of mixed-asset target allocation growth funds represents the universe of mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iv

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v

Hypothetical and Total Returns

The following graph represents the performance of the oldest class of shares of the Munder Asset Allocation Fund — Balanced (the “Fund”), Class Y Shares, over the past ten years. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Past performance is no guarantee of future results. Investment return and principal value of any investment will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder Asset Allocation Fund — Balanced

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Investment

vi

	GROWTH OF A $10,000 INVESTMENT(1)

					Russell 3000/	Lipper
				Russell	Lehman	Mixed-Asset Target
Class and	With		Without	3000	Blended	Allocation Growth
Inception Date	Load		Load	Index#	Index#	Funds Median**

CLASS A 4/30/93	$21,760	*	$23,029	$22,654	$21,161	$19,454

CLASS B 6/21/94	N/A		21,641	22,654	21,161	19,454

CLASS C 1/24/96	N/A		21,350	22,654	21,161	19,454

CLASS K 4/16/93	N/A		22,877	22,654	21,161	19,454

CLASS R 7/29/04	N/A		12,017	12,304	11,512	11,737

CLASS Y 4/13/93	N/A		23,514	22,654	21,161	19,454

	AVERAGE ANNUAL TOTAL RETURNS

						Five			Ten			Since
	One		One	Five		Years	Ten		Years	Since		Inception
Class and	Year		Year	Years		w/out	Years		w/out	Inception		w/out
Inception Date	w/load		w/out load	w/load		load	w/load		load	w/load		load

CLASS A 4/30/93	1.29%	*	7.18%	3.49%	*	4.67%	8.09%	*	8.70%	8.42%	*	8.89%

CLASS B 6/21/94	1.36%	†	6.36%	3.57%	†	3.91%	N/A		8.03%	N/A		9.30%

CLASS C 1/24/96	5.34%	†	6.34%	N/A		3.91%	N/A		7.88%	N/A		8.16%

CLASS K 4/16/93	N/A		7.13%	N/A		4.68%	N/A		8.63%	N/A		8.72%

CLASS R 7/29/04	N/A		6.92%	N/A		N/A	N/A		N/A	N/A		10.03%

CLASS Y 4/13/93	N/A		7.40%	N/A		4.94%	N/A		8.93%	N/A		8.96%

(1)	Amounts represent the growth of a $10,000 investment over the past ten years or since inception, whichever period is shorter.

*	Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares.

vii

†	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

#	The Russell 3000 Index is an unmanaged index that represents approximately 98% of the U.S. equity market. The Russell 3000/ Lehman Blended Index is a blended index of 60% Russell 3000 Index and 40% Lehman Brothers Intermediate Government/ Credit Index. The Lehman Brothers Intermediate Government/ Credit Index is a weighted composite of maturities between one and ten years in (i) the Lehman Brothers Government Bond Index, which is made up of publicly issued, fixed-rate non-convertible debt of the U.S. Treasury, U.S. government agencies, or quasi-federal corporations and corporate or foreign debt guaranteed by the U.S. government, and (ii) the Lehman Brothers Credit Index, which is made up of publicly issued, fixed-rate, non-convertible, investment-grade U.S. corporate and specified foreign debentures and secured notes, including U.S. and non-U.S. industrial, utility and finance bonds, and sovereign, supranational, and non-U.S. agency and government debt securities. Index comparative returns for Class A, Class B, Class C, Class K, Class R, and Class Y Shares of the Fund are as of 7/1/96, 7/1/96, 7/1/96, 7/1/96, 8/1/04, and 7/1/96, respectively.

**	The Lipper Mixed-Asset Target Allocation Growth Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. Lipper since inception comparative returns for Class A, Class B, Class C, Class K, Class R, and Class Y Shares of the Fund are as of 7/1/96, 7/1/96, 7/1/96, 7/1/96, 8/1/04 and 7/1/96, respectively.

viii

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ix

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

x

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	1/1/06	6/30/06	1/1/06-6/30/06	Ratio

Actual
Class A	$1,000.00	$1,027.20	$7.59	1.51%
Class B	$1,000.00	$1,023.70	$11.29	2.25%
Class C	$1,000.00	$1,023.60	$11.34	2.26%
Class K	$1,000.00	$1,026.50	$7.59	1.51%
Class R	$1,000.00	$1,026.00	$8.39	1.67%
Class Y	$1,000.00	$1,028.60	$6.34	1.26%

Hypothetical
Class A	$1,000.00	$1,017.31	$7.55	1.51%
Class B	$1,000.00	$1,013.64	$11.23	2.25%
Class C	$1,000.00	$1,013.59	$11.28	2.26%
Class K	$1,000.00	$1,017.31	$7.55	1.51%
Class R	$1,000.00	$1,016.51	$8.35	1.67%
Class Y	$1,000.00	$1,018.55	$6.31	1.26%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

xi

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xii

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, June 30, 2006

Shares		Value

COMMON STOCKS — 65.2%
Consumer Discretionary — 6.7%
Auto Components — 0.5%
2,300	Drew Industries Incorporated †,(a)	$74,520
1,800	Johnson Controls, Inc.	147,996
5,290	Magna International, Inc., Class A (a)	380,721

		603,237

Automobiles — 0.4%
5,610	Harley-Davidson, Inc. (a)	307,933
4,600	Thor Industries, Inc. (a)	222,870

		530,803

Hotels, Restaurants & Leisure — 0.6%
4,400	Hilton Hotels Corporation	124,432
17,900	Penn National Gaming, Inc. †,(a)	694,162

		818,594

Household Durables — 0.6%
4,550	Centex Corporation	228,865
3,450	Jarden Corporation †,(a)	105,053
3,850	KB HOME (a)	176,522
10,150	Pulte Homes, Inc. (a)	292,218

		802,658

Internet & Catalog Retail — 0.2%
5,100	NutriSystems, Inc. †,(a)	316,863

Leisure Equipment & Products — 0.1%
3,650	Pool Corporation (a)	159,250

Media — 1.4%
28,060	Comcast Corporation, Class A Special †	919,807
5,120	Omnicom Group, Inc.	456,141
8,200	Shaw Communications, Inc., Class B	231,978
15,650	Time Warner Inc.	270,745

		1,878,671

Multiline Retail — 0.9%
7,750	J.C. Penney Company, Inc.	523,202
10,300	Nordstrom, Inc.	375,950
4,650	Target Corporation	227,246

		1,126,398

See Notes to Financial Statements.

1

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Discretionary (Continued)
Specialty Retail — 1.7%
2,650	Abercrombie & Fitch Co., Class A	$146,889
4,200	GameStop Corporation, Class A †	176,400
10,700	Guess?, Inc. †,(a)	446,725
13,820	Home Depot, Inc. (The)	494,618
4,075	Jos. A. Bank Clothiers, Inc. †,(a)	97,637
7,700	Lowe’s Companies, Inc.	467,159
3,400	Pantry, Inc. (The) †,(a)	195,636
750	Tiffany & Co. (a)	24,765
10,200	United Auto Group, Inc. (a)	217,770

		2,267,599

Textiles, Apparel & Luxury Goods — 0.3%
5,100	Carter’s, Inc. †,(a)	134,793
3,180	NIKE, Inc., Class B	257,580

		392,373

Total Consumer Discretionary		8,896,446

Consumer Staples — 3.8%
Beverages — 0.7%
3,800	Constellation Brands, Inc., Class A†	95,000
800	Hansen Natural Corporation †,(a)	152,296
11,500	PepsiCo, Inc.	690,460

		937,756

Food & Staples Retailing — 1.3%
9,190	CVS Corporation	282,133
18,270	Kroger Co. (The)	399,382
14,085	Wal-Mart Stores, Inc.	678,475
3,400	Walgreen Co.	152,456
2,500	Whole Foods Market, Inc.	161,600

		1,674,046

Food Products — 0.9%
10,505	Cadbury Schweppes PLC, ADR (a)	407,804
11,190	Campbell Soup Company (a)	415,261
7,140	General Mills, Inc.	368,852

		1,191,917

See Notes to Financial Statements.

2

Shares		Value

Consumer Staples (Continued)
Household Products — 0.6%
7,950	Church & Dwight Co., Inc.	$289,539
9,900	Procter & Gamble Company (The)	550,440

		839,979

Tobacco — 0.3%
5,200	Altria Group, Inc.	381,836

Total Consumer Staples		5,025,534

Energy — 7.7%
Energy Equipment & Services — 2.6%
2,200	Baker Hughes, Incorporated	180,070
11,350	Grant Prideco, Inc. †	507,912
2,600	Halliburton Company	192,946
5,550	Helmerich & Payne, Inc.	334,443
3,900	National Oilwell Varco, Inc. †	246,948
5,530	Noble Corporation (a)	411,543
6,100	Oil States International, Inc. †,(a)	209,108
6,500	Patterson-UTI Energy, Inc.	184,015
1,900	Superior Energy Services, Inc. †	64,410
9,350	Tenaris S.A., ADR (a)	378,582
3,400	Unit Corporation †	193,426
10,410	Weatherford International Ltd. †	516,544

		3,419,947

Oil, Gas & Consumable Fuels — 5.1%
11,110	Apache Corporation	758,257
3,100	BG Group PLC, ADR (a)	207,328
3,600	Canadian Natural Resources Ltd.	199,368
8,830	Chevron Corporation	547,990
7,702	Cimarex Energy Co. (a)	331,186
12,900	ConocoPhillips	845,337
33,660	Exxon Mobil Corporation	2,065,041
4,900	Helix Energy Solutions Group, Inc. †,(a)	197,764
2,000	Occidental Petroleum Corporation	205,100
6,850	Peabody Energy Corporation	381,887
5,300	Southwestern Energy Company †,(a)	165,148
6,680	Total SA, ADR	437,674

See Notes to Financial Statements.

3

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy (Continued)
Oil, Gas & Consumable Fuels (Continued)
3,300	Valero Energy Corporation	$219,516
5,950	XTO Energy Inc.	263,407

		6,825,003

Total Energy		10,244,950

Financials — 15.5%
Capital Markets — 2.3%
2,250	Affiliated Managers Group, Inc. †,(a)	195,503
12,880	Bank of New York Company, Inc. (The)	414,736
2,350	BlackRock, Inc.	327,049
8,600	E*TRADE Financial Corporation †	196,252
2,190	Franklin Resources, Inc.	190,114
3,900	Goldman Sachs Group, Inc. (The)	586,677
15,400	Merrill Lynch & Co., Inc.	1,071,224

		2,981,555

Commercial Banks — 1.5%
7,000	Banco Itau Holding Financeira SA, ADR	204,120
1,750	HDFC Bank Limited, ADR (a)	95,463
10,880	U.S. Bancorp	335,974
14,040	Wachovia Corporation	759,283
5,630	Wells Fargo & Company	377,661
3,560	Zions Bancorporation	277,466

		2,049,967

Consumer Finance — 0.6%
14,450	American Express Company	769,029

Diversified Financial Services — 4.4%
30,940	Bank of America Corporation	1,488,214
15,460	CIT Group Inc.	808,403
44,903	Citigroup, Inc.	2,166,121
32,270	JPMorgan Chase & Co.	1,355,340

		5,818,078

Insurance — 3.0%
10,200	ACE Limited	516,018
8,170	Allstate Corporation (The)	447,144
10,325	American International Group, Inc.	609,691

See Notes to Financial Statements.

4

Shares		Value

Financials (Continued)
Insurance (Continued)
4,750	AmerUs Group Co. (a)	$278,112
4,300	Delphi Financial Group, Inc. (a)	156,348
12,290	Genworth Financial, Inc., Class A	428,184
7,660	Hartford Financial Services Group, Inc.	648,036
3,600	Hub International Limited	94,356
7,450	Manulife Financial Corporation (a)	236,686
3,950	StanCorp Financial Group, Inc.	201,095
11,775	W. R. Berkley Corporation	401,881

		4,017,551

Real Estate Investment Trusts (REITs) — 2.0%
275	Alexandria Real Estate Equities, Inc. (a)	24,387
225	AMB Property Corporation	11,374
6,350	American Home Mortgage Investment Corp. (a)	234,061
125	Apartment Investment and Management Company, Class A	5,431
1,175	Archstone-Smith Trust	59,772
1,625	Ashford Hospitality Trust, Inc. (a)	20,508
300	AvalonBay Communities, Inc.	33,186
750	BioMed Realty Trust, Inc.	22,455
575	Boston Properties, Inc.	51,980
600	Camden Property Trust	44,130
350	CBL & Associates Properties, Inc.	13,626
225	Colonial Properties Trust	11,115
1,175	Columbia Equity Trust, Inc.	18,048
700	Corporate Office Properties Trust (a)	29,456
600	Developers Diversified Realty Corporation (a)	31,308
100	Duke Realty Corporation	3,515
500	Equity Office Properties Trust (a)	18,255
775	Equity One, Inc. (a)	16,198
1,125	Equity Residential	50,321
100	Essex Property Trust, Inc.	11,166
2,525	Feldman Mall Properties, Inc. (a)	27,674
775	First Potomac Realty Trust	23,087
4,950	General Growth Properties, Inc.	223,047
3,900	Global Signal Inc. (a)	180,648
500	Gramercy Capital Corp. (a)	12,950
425	Health Care REIT, Inc.	14,854
850	Hersha Hospitality Trust, Class A (a)	7,897

See Notes to Financial Statements.

5

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Financials (Continued)
Real Estate Investment Trusts (REITs) (Continued)
2,250	Host Hotels & Resorts, Inc.	$49,207
1,550	JER Investors Trust Inc. (a)	24,103
1,050	Kimco Realty Corporation	38,314
2,175	KKR Financial Corp. (a)	45,262
12,000	KKR Financial Corp., 144A (b),(c),(e)	249,720
4,925	LaSalle Hotel Properties	228,027
1,275	Medical Properties Trust, Inc. †,(a)	14,076
475	Mid-America Apartment Communities, Inc.	26,481
4,700	Newcastle Investment Corp. (a)	119,004
2,400	NorthStar Realty Finance Corp.	28,824
200	Pan Pacific Retail Properties, Inc.	13,874
5,500	ProLogis	286,660
200	PS Business Parks, Inc.	11,800
600	Public Storage, Inc. (a)	45,540
625	RAIT Investment Trust (a)	18,250
1,025	Reckson Associates Realty Corp.	42,414
225	Regency Centers Corporation	13,984
1,000	Republic Property Trust (a)	9,880
789	Simon Property Group, Inc.	65,440
475	SL Green Realty Corp. (a)	51,998
350	Sovran Self Storage, Inc.	17,777
300	Sunstone Hotel Investors, Inc.	8,718
800	U-Store-It Trust	15,088
850	Ventas, Inc.	28,798
450	Vornado Realty Trust	43,897
287	Weingarten Realty Investors (a)	10,986

		2,708,571

Real Estate Management & Development — 0.3%
13,650	CB Richard Ellis Group, Inc. †	342,752

Thrifts & Mortgage Finance — 1.4%
3,450	Accredited Home Lenders Holding Company †	164,945
4,140	Federal Home Loan Mortgage Corporation	236,021
22,410	PMI Group, Inc. (The) (a)	999,038
10,630	Washington Mutual, Inc.	484,515

		1,884,519

Total Financials		20,572,022

See Notes to Financial Statements.

6

Shares		Value

Health Care — 8.0%
Biotechnology — 1.6%
6,325	Amgen Inc. †	$412,580
75	Amylin Pharmaceuticals, Inc. †,(a)	3,703
3,150	Biogen Idec Inc. †	145,939
550	Celgene Corporation †	26,087
7,700	Genentech, Inc. †	629,860
250	Genzyme Corporation †	15,263
14,900	Gilead Sciences, Inc. †	881,484
175	ImClone Systems Incorporated †,(a)	6,762
1,850	Vertex Pharmaceuticals Incorporated †,(a)	67,913

		2,189,591

Health Care Equipment & Supplies — 0.6%
375	Alcon, Inc.	36,956
1,600	Baxter International, Inc.	58,816
300	Becton, Dickinson and Company	18,339
400	Biomet, Inc. (a)	12,516
1,981	Boston Scientific Corporation †	33,360
3,250	Hologic, Inc. †,(a)	160,420
2,950	Kyphon Inc. †,(a)	113,162
4,125	Medtronic, Inc.	193,545
475	ResMed, Inc. †,(a)	22,301
475	Respironics, Inc. †	16,255
600	St. Jude Medical, Inc. †	19,452
1,050	Stryker Corporation	44,216
200	Zimmer Holdings, Inc. †	11,344

		740,682

Health Care Providers & Services — 2.5%
925	Aetna, Inc.	36,935
350	AmerisourceBergen Corporation	14,672
725	Cardinal Health, Inc.	46,639
4,646	Caremark Rx, Inc.	231,696
200	CIGNA Corporation	19,702
5,825	Community Health Systems, Inc. †,(a)	214,069
4,375	Coventry Health Care, Inc. †	240,363
250	Express Scripts, Inc. †	17,935
475	HCA Inc.	20,496
300	Health Management Associates, Inc., Class A	5,913
200	Health Net, Inc., Class A†	9,034

See Notes to Financial Statements.

7

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Health Care (Continued)
Health Care Providers & Services (Continued)
5,075	Humana, Inc. †	$272,528
3,250	Laboratory Corporation of America Holdings †	202,248
3,800	LCA-Vision, Inc. (a)	201,058
550	McKesson Corporation	26,004
450	Medco Health Solutions, Inc. †	25,776
8,300	Psychiatric Solutions, Inc. †,(a)	237,878
5,140	Quest Diagnostics Incorporated	307,989
100	Sierra Health Services, Inc. †	4,503
3,898	UnitedHealth Group, Inc.	174,552
9,125	VCA Antech, Inc. †,(a)	291,361
9,572	WellPoint, Inc. †	696,554

		3,297,905

Life Sciences Tools & Services — 0.1%
200	Fisher Scientific International, Inc. †	14,610
150	Invitrogen Corporation †,(a)	9,910
225	Millipore Corporation †	14,173
2,050	Nektar Therapeutics †,(a)	37,597
1,700	QIAGEN N.V. †,(a)	23,324
775	Techne Corporation †	39,463
275	Thermo Electron Corporation †	9,966

		149,043

Pharmaceuticals — 3.2%
2,800	Abbott Laboratories	122,108
250	Allergan, Inc.	26,815
11,040	AstraZeneca PLC, ADR	660,413
3,600	Bristol-Myers Squibb Company	93,096
2,075	Eli Lilly and Company	114,685
1,175	GlaxoSmithKline plc, ADR	65,565
17,760	Johnson & Johnson	1,064,179
2,575	Merck & Co. Inc.	93,807
8,875	Novartis AG, ADR	478,540
40,815	Pfizer, Inc.	957,928
425	Sanofi-Aventis, ADR	20,698
3,250	Schering-Plough Corporation	61,847

See Notes to Financial Statements.

8

Shares		Value

Health Care (Continued)
Pharmaceuticals (Continued)
150	Sepracor, Inc. †,(a)	$8,571
11,295	Wyeth	501,611

		4,269,863

Total Health Care		10,647,084

Industrials — 8.3%
Aerospace & Defense — 1.6%
14,800	Ceradyne, Inc. †,(a)	732,452
1,300	L-3 Communications Holdings, Inc.	98,046
19,740	United Technologies Corporation	1,251,911

		2,082,409

Commercial Services & Supplies — 0.5%
10,340	ARAMARK Corporation, Class B	342,357
3,650	Mobile Mini, Inc. †,(a)	106,799
3,150	Stericycle, Inc. †,(a)	205,065

		654,221

Construction & Engineering — 0.1%
4,050	EMCOR Group, Inc. †	197,114

Industrial Conglomerates — 1.2%
42,615	General Electric Company	1,404,590
5,325	McDermott International, Inc. †	242,128

		1,646,718

Machinery — 3.2%
6,950	Caterpillar, Inc.	517,636
1,700	Cummins, Inc.	207,825
12,550	Danaher Corporation	807,216
7,790	Eaton Corporation	587,366
5,000	Gardner Denver Inc. †	192,500
3,150	Graco Inc.	144,837
7,850	Joy Global, Inc.	408,906
4,200	Manitowoc Company, Inc. (The)	186,900
4,750	Oshkosh Truck Corporation	225,720
3,470	PACCAR Inc.	285,859
4,950	Terex Corporation †	488,565
5,700	Westinghouse Air Brake Technologies Corporation	213,180

		4,266,510

See Notes to Financial Statements.

9

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials (Continued)
Marine — 0.2%
3,450	American Commercial Lines Inc. †,(a)	$207,862

Road & Rail — 0.9%
3,800	Canadian Pacific Railway Limited (a)	194,332
10,050	Norfolk Southern Corporation	534,861
11,200	Old Dominion Freight Line, Inc. †	421,008

		1,150,201

Trading Companies & Distributors — 0.6%
7,775	Beacon Roofing Supply, Inc †,(a)	171,128
7,300	Rush Enterprises, Inc., Class A †,(a)	132,641
7,300	WESCO International, Inc. †	503,700

		807,469

Total Industrials		11,012,504

Information Technology — 9.1%
Communications Equipment — 1.4%
24,700	Cisco Systems, Inc. †	482,391
6,500	CommScope, Inc. †,(a)	204,230
4,200	Harris Corporation	174,342
35,975	Nokia Corporation, ADR	728,854
5,900	QUALCOMM Incorporated	236,413

		1,826,230

Computers & Peripherals — 1.0%
4,000	Apple Computer, Inc. †	228,480
3,900	Dell, Inc. †	95,199
11,850	EMC Corporation †	129,995
4,300	Hewlett-Packard Company	136,224
5,910	International Business Machines Corporation	454,006
3,600	Logitech International S.A., ADR †,(a)	139,608
7,350	Western Digital Corporation †	145,603

		1,329,115

Electronic Equipment & Instruments — 0.3%
6,460	Amphenol Corporation, Class A	361,502
6,350	Cogent, Inc. †,(a)	95,694

		457,196

See Notes to Financial Statements.

10

Shares		Value

Information Technology (Continued)
Information Technology Services — 1.3%
15,250	Accenture Ltd., Class A	$431,880
11,350	Cognizant Technology Solutions Corporation, Class A †	764,649
6,050	Satyam Computer Services Ltd., ADR (a)	200,497
7,350	SRA International, Inc. †,(a)	195,731
6,300	Wright Express Corporation †	181,062

		1,773,819

Internet Software & Services — 1.7%
8,800	Akamai Technologies, Inc. †,(a)	318,472
5,450	aQuantive, Inc. †,(a)	138,049
1,050	Google Inc., Class A †	440,296
13,350	j2 Global Communications, Inc. †,(a)	416,787
21,600	NetEase.com. Inc., ADR †,(a)	482,328
5,700	TOM Online, Inc., ADR †,(a)	110,010
8,600	Yahoo! Inc. †	283,800

		2,189,742

Semiconductors & Semiconductor Equipment — 2.4%
6,999	Diodes Incorporated †	290,039
7,600	FormFactor, Inc. †,(a)	339,188
8,650	Freescale Semiconductor Inc. †	250,850
18,810	Intel Corporation	356,449
7,300	Marvell Technology Group Ltd. †	323,609
10,900	MEMC Electronic Materials, Inc. †	408,750
11,580	Micron Technology, Inc. †	174,395
6,700	Microsemi Corporation †,(a)	163,346
10,950	NVIDIA Corporation †	233,125
53,052	Taiwan Semiconductor Manufacturing Company Limited, ADR	487,015
5,800	Veeco Instruments Inc. †,(a)	138,272

		3,165,038

Software — 1.0%
6,140	Intuit, Inc. †	370,795
24,740	Microsoft Corporation	576,442
2,150	NAVTEQ Corporation †	96,062
20,450	Oracle Corporation †	296,320

		1,339,619

Total Information Technology		12,080,759

See Notes to Financial Statements.

11

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Materials — 2.5%
Chemicals — 1.1%
5,000	Airgas, Inc.	$186,250
4,755	BASF AG, ADR	381,779
4,440	PPG Industries, Inc.	293,040
6,910	Praxair, Inc.	373,140
5,960	Scotts Miracle-Gro Company (The) (a)	252,227

		1,486,436

Construction Materials — 0.8%
7,000	Eagle Materials Inc. (a)	332,500
7,150	Florida Rock Industries, Inc. (a)	355,141
5,950	Headwaters Incorporated †,(a)	152,082
1,800	Martin Marietta Materials, Inc.	164,070

		1,003,793

Metals & Mining — 0.6%
2,900	Carpenter Technology Corporation	334,950
8,600	Companhia Vale do Rio Doce, ADR (a)	206,744
5,680	Nucor Corporation	308,140

		849,834

Total Materials		3,340,063

Telecommunication Services — 1.7%
Diversified Telecommunication Services — 0.9%
15,580	AT&T Inc.	434,526
20,370	BellSouth Corporation	737,394

		1,171,920

Wireless Telecommunication Services — 0.8%
5,710	ALLTEL Corporation	364,469
5,500	America Movil SA de CV, ADR, Series L	182,930
1,300	NII Holdings, Inc. †	73,294
2,363	Turkcell Iletisim Hizmetleri AS, ADR	28,024
8,950	Vimpel Communications, Inc., ADR †,(a)	410,089

		1,058,806

Total Telecommunication Services		2,230,726

See Notes to Financial Statements.

12

Shares		Value

Utilities — 1.9%
Electric Utilities — 1.0%
6,050	American Electric Power Company, Inc.	$207,212
3,270	Edison International	127,530
1,350	Entergy Corporation	95,513
5,270	Exelon Corporation	299,494
4,320	FirstEnergy Corp.	234,187
4,030	FPL Group, Inc.	166,761
4,860	Southern Company (The)	155,763

		1,286,460

Gas Utilities — 0.4%
10,120	Equitable Resources, Inc.	339,020
1,150	New Jersey Resources Corporation (a)	53,797
2,500	Questar Corporation	201,225

		594,042

Multi-Utilities — 0.5%
3,100	Dominion Resources, Inc.	231,849
8,540	Duke Energy Corporation	250,820
3,370	Wisconsin Energy Corporation	135,811

		618,480

Total Utilities		2,498,982

TOTAL COMMON STOCKS
(Cost $70,533,406)		86,549,070

INVESTMENT COMPANY SECURITIES — 0.3%
Financials — 0.1%
Capital Markets — 0.1%
4,900	American Capital Strategies, Ltd. (a)	164,052

Multi-Industry — 0.2%
Multi-Industry — 0.2%
1,100	iShares S&P SmallCap 600 Index Fund (a)	68,310
1,000	Midcap SPDR Trust, Series 1 (a)	139,170

		207,480

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $390,825)		371,532

See Notes to Financial Statements.

13

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

WARRANT — 0.0% #
(Cost $788)
Communication Equipment — 0.0% #
536	Lucent Technologies, Incorporated, expires 12/10/2007, (exercise price: $2.75) †	$145

Principal
Amount

ASSET-BACKED SECURITIES — 2.4%
Auto Loan — 0.7%
$425,000	DaimlerChrysler Auto Trust, Series 2005-A, Class A3, 3.490% due 12/08/2008	420,408
561,799	WFS Financial Owner Trust, Series 2003-4, Class C, 3.020% due 05/20/2011	551,620

		972,028

Credit Card — 0.6%
850,000	Citibank Credit Card Issuance Trust, Series 2004-A1, Class A1, 2.550% due 01/20/2009	836,444

Equipment — 0.7%
900,000	John Deere Owner Trust, Series 2004-A, Class A4, 3.020% due 03/15/2011	874,289

Utilities — 0.4%
172,304	Connecticut RRB Special Purpose Trust, Series 2001-1, Class A3, 5.730% due 03/30/2009	172,358
296,788	Public Service New Hampshire Funding LLC, Series 2001-1, Class A2, 5.730% due 11/01/2010	297,587

		469,945

TOTAL ASSET-BACKED SECURITIES
(Cost $3,177,790)		3,152,706

CORPORATE BONDS AND NOTES — 13.9%
Financials — 6.8%
700,000	Aegon Funding Corp., 5.750% due 12/15/2020 (a)	673,175
140,000	Allstate Life Global FD, MTN, 4.250% due 02/26/2010 (a)	133,600
500,000	Block Financial Corporation, 8.500% due 04/15/2007	509,062

See Notes to Financial Statements.

14

Principal
Amount		Value

Financials (Continued)
$150,000	First Union National, 7.800% due 08/18/2010	$160,538
500,000	General Electric Capital Corporation, MTN, 7.375% due 01/19/2010 (a)	525,382
435,000	Goldman Sachs Group, Inc., 5.700% due 09/01/2012	430,776
700,000	HSBC Finance Corporation, 5.500% due 01/19/2016	666,658
440,000	ING USA Global Funding Trust, 4.500% due 10/01/2010	419,346
375,000	International Lease Finance Corporation, 5.875% due 05/01/2013	372,182
500,000	Keycorp, MTN, 5.290% due 07/23/2007 (d)	501,058
510,000	Landesbank Baden-Wurttemberg, New York, MTN, 6.350% due 04/01/2012	535,788
450,000	Popular North America, Inc., MTN, 3.875% due 10/01/2008	430,548
	SLM Corporation, MTN:
500,000	5.125% due 08/27/2012 (a)	480,158
250,000	5.240% due 07/27/2009 (d)	250,192
300,000	Sovereign Bank, 4.375% due 08/01/2013 (becomes variable August 2008)	291,155
600,000	TIAA Global Markets, Inc. 144A, 3.875% due 01/22/2008 (b),(c),(e)	583,651
650,000	Toyota Motor Credit Corporation, 5.500% due 12/15/2008 (a)	648,004
350,000	U.S. Bank of N.A., 6.375% due 08/01/2011	360,203
225,000	Weingarten Realty Investors, REIT, MTN, 4.857% due 01/15/2014	208,070
825,000	Wells Fargo & Company, 3.125% due 04/01/2009	773,005

		8,952,551

See Notes to Financial Statements.

15

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, June 30, 2006 (continued)

Principal
Amount		Value

CORPORATE BONDS AND NOTES (Continued)
Industrials — 6.6%
$300,000	American Standard, Inc., 7.375% due 02/01/2008 (a)	$305,574
570,000	BellSouth Corporation, 5.000% due 10/15/2006	568,910
650,000	BHP Billiton Finance, YNK, 4.800% due 04/15/2013	610,594
440,000	Centex Corp., 5.800% due 09/15/2009	434,592
210,000	Comcast Cable Communications Holdings, Inc., 8.375% due 03/15/2013	233,234
450,000	Corporacion Andina De Fomento, YNK, 5.125% due 05/05/2015	419,792
450,000	DaimlerChrysler Holding Corporation, 5.486% due 03/07/2007 (d)	450,078
70,000	Deluxe Corporation, 5.000% due 12/15/2012 (a)	58,005
550,000	Developers Diversified Realty Corp., 3.875% due 01/30/2009	523,478
550,000	Diageo Capital PLC, YNK, 3.500% due 11/19/2007	533,652
175,000	Fortune Brands, Inc., 5.375% due 01/15/2016 (a)	161,880
365,000	Marathon Oil Corporation, 6.850% due 03/01/2008	371,701
815,000	Merck & Co., Inc., 4.750% due 03/01/2015 (a)	746,259
162,500	Pemex Finance Ltd., YNK, 9.690% due 08/15/2009	173,313
900,000	Procter & Gamble — ESOP, 9.360% due 01/01/2021	1,104,084
425,000	Unilever Capital Corporation, 7.125% due 11/01/2010	446,230
510,000	Union Texas Petroleum Holdings, Inc., MAPS, 7.000% due 04/15/2008 (becomes variable April 2008)	522,399

See Notes to Financial Statements.

16

Principal
Amount		Value

Industrials (Continued)
$700,000	Verizon Maryland, Inc., 6.125% due 03/01/2012 (a)	$692,872
485,000	Wal-Mart Stores, Inc., 4.500% due 07/01/2015 (a)	440,999

		8,797,646

Utilities — 0.5%
375,000	AEP Texas Central Company, Series D, 5.500% due 02/15/2013	361,919
350,000	Virginia Electric & Power Company, 4.100% due 12/15/2008	336,884

		698,803

TOTAL CORPORATE BONDS AND NOTES
(Cost $19,051,948)		18,449,000

MORTGAGE-BACKED SECURITIES — 5.7%
Collateralized Mortgage Obligations (CMO) — Agency — 2.2%
	FHLMC:
113,034	Series 1737, Class H, 6.000% due 01/15/2023	112,908
450,000	Series 2866, Class WN, 4.500% due 01/15/2024	439,419
800,000	Series 2700, Class PG, 4.500% due 05/15/2032	731,760
900,000	Series 3029, Class PD, 5.000% due 11/15/2030	855,035
	GNMA:
734,181	Series 2002-9, Class B, 5.881% due 03/16/2024	734,510

		2,873,632

Collateralized Mortgage Obligations (CMO) — Non Agency — 0.7%
1,000,000	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-10, Class A2, 4.750% due 10/25/2035 (d)	958,671

See Notes to Financial Statements.

17

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, June 30, 2006 (continued)

Principal
Amount		Value

MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage-Backed Securities — 1.1%
$1,000,000	First Union National Bank Commercial Mortgage, Series 1999-C4, Class A2, 7.390% due 12/15/2031 (a)	$1,047,037
450,000	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4, 4.803% due 10/15/2041	417,359

		1,464,396

Mortgage Pass-Through Securities — 1.7%
	FHLMC:
2,717	Pool E62394, 7.500% due 09/01/2010	2,723
	FNMA:
301,908	Pool 386314, 3.790% due 07/01/2013	272,789
331,389	Pool 780620, 5.500% due 05/01/2034	319,691
874,130	Pool 872709, 5.500% due 06/01/2036	839,638
148,173	Pool 323406, 5.978% due 11/01/2008	148,208
632,736	Pool 380709, 6.080% due 10/01/2008	633,564
13,737	Pool 303105, 11.000% due 11/01/2020	15,010
47,852	Pool 100081, 11.500% due 08/20/2016	52,172
	GNMA:
9,689	Pool 780584, 7.000% due 06/15/2027	10,003

		2,293,798

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $7,829,901)		7,590,497

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.0%
Government Agency Debentures — 0.4%
400,000	Financing Corporation, 10.700% due 10/06/2017	568,648

See Notes to Financial Statements.

18

Principal
Amount		Value

Government Sponsored Enterprises (GSE) — 5.6%
	FHLB:
$490,000	5.750% due 05/15/2012	$496,800
	FHLMC:
435,000	4.000% due 08/17/2007 (a)	427,868
290,000	4.875% due 11/15/2013	279,041
1,000,000	5.500% due 11/22/2010	984,600
1,100,000	5.625% due 03/15/2011	1,105,659
750,000	6.250% due 03/05/2012	751,987
100,000	6.625% due 09/15/2009	103,419
	FNMA:
1,000,000	4.125% due 04/15/2014	913,692
1,000,000	4.250% due 07/15/2007	987,319
455,000	4.300% due 02/17/2010	437,801
20,000	4.375% due 03/15/2013	18,744
665,000	5.500% due 03/15/2011	665,373
205,000	6.125% due 03/15/2012	211,206

		7,383,509

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $8,227,891)		7,952,157

U.S. TREASURY OBLIGATIONS — 4.6%
U.S. Treasury Bonds — 0.9%
375,000	6.250% due 05/15/2030 (a)	424,746
670,000	7.500% due 11/15/2016 (a)	792,484

		1,217,230

U.S. Treasury Notes — 3.7%
140,000	2.625% due 03/15/2009 (a)	131,255
125,000	3.000% due 02/15/2009 (a)	118,496
350,000	3.125% due 10/15/2008 (a)	334,879
425,000	3.250% due 08/15/2008 (a)	408,930
1,496,280	3.625% due 01/15/2008 TIPS (a)	1,521,998
200,000	3.625% due 06/30/2007	196,805
25,000	3.875% due 02/15/2013 (a)	23,271
45,000	4.000% due 11/15/2012 (a)	42,297
320,000	4.000% due 04/15/2010 (a)	307,900
550,000	4.250% due 08/15/2013 (a)	521,813
450,000	4.250% due 08/15/2015 (a)	421,049
425,000	4.250% due 11/15/2013 (a)	402,189

See Notes to Financial Statements.

19

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, June 30, 2006 (continued)

Principal
Amount		Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes (Continued)
$40,000	4.375% due 08/15/2012 (a)	$38,478
375,000	4.875% due 02/15/2012 (a)	370,898

		4,840,258

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $6,250,218)		6,057,488

REPURCHASE AGREEMENT — 2.5%
(Cost $3,257,000)
3,257,000	Agreement with State Street Bank and Trust Company, 4.780% dated 06/30/2006, to be repurchased at $3,258,297 on 07/03/2006, collateralized by $3,460,000 FHLMC, 4.125% maturing 11/18/2009 (value $3,325,925)	3,257,000

Shares

COLLATERAL FOR SECURITIES ON LOAN — 19.2%
(Cost $25,536,708)
25,536,708	State Street Navigator Securities Trust – Prime Portfolio (f)	25,536,708

TOTAL INVESTMENTS
(Cost $144,256,475)	119.8%	158,916,303
OTHER ASSETS AND LIABILITIES (Net)	(19.8)	(26,243,425)

NET ASSETS	100.0%	$132,672,878

†	Non-income producing security.

#	Amount represents less than 0.1% of net assets.

(a)	Security, or a portion thereof, is on loan.

(b)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(c)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(d)	Variable rate security. The interest rate shown reflects the rate in effect as of June 30, 2006.

(e)	Security subject to restrictions on resale that has been deemed by the Advisor to be liquid.

See Notes to Financial Statements.

20

(f)	At June 30, 2006, the market value of the securities on loan is $25,220,852.

ABBREVIATIONS:

ADR   — American Depositary Receipt
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MAPS — Mandatory Putable Remarketable Security
MTN  — Medium Term Note
SPDR — Standard & Poor’s Depositary Receipt
TIPS  — Treasury Inflation-Protected Security
YNK  — Yankee Security

See Notes to Financial Statements.

21

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, June 30, 2006 (continued)

At June 30, 2006, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	%
	Net Assets		Value

COMMON STOCKS:
United States	58.5%		$77,660,133
United Kingdom	1.0		1,341,110
Bermuda	1.0		1,271,507
Canada	0.9		1,243,085
Finland	0.6		728,854
Switzerland	0.5		655,104
China	0.5		592,338
Taiwan	0.4		487,015
France	0.3		458,372
Brazil	0.3		410,864
Russian Federation	0.3		410,089
Germany	0.3		381,779
Luxembourg	0.3		378,582
India	0.2		295,960
Mexico	0.1		182,930
Turkey	0.0	#	28,024
Netherlands	0.0	#	23,324

TOTAL COMMON STOCKS	65.2		86,549,070
INVESTMENT COMPANY SECURITIES	0.3		371,532
WARRANTS	0.0	#	145
ASSET-BACKED SECURITIES	2.4		3,152,706
CORPORATE BONDS AND NOTES:
United States	12.6		16,711,649
Australia	0.5		610,594
United Kingdom	0.4		533,652
Venezuela	0.3		419,792
Cayman Islands	0.1		173,313

TOTAL CORPORATE BONDS AND NOTES	13.9		18,449,000
MORTGAGE-BACKED SECURITIES	5.7		7,590,497
U.S. GOVERNMENT AGENCY OBLIGATIONS	6.0		7,952,157
U.S. TREASURY OBLIGATIONS	4.6		6,057,488
REPURCHASE AGREEMENT	2.5		3,257,000
COLLATERAL FOR SECURITIES ON LOAN	19.2		25,536,708

TOTAL INVESTMENTS	119.8		158,916,303
OTHER ASSETS AND LIABILITIES (Net)	(19.8)		(26,243,425)

NET ASSETS	100.0%		$132,672,878

#	Amount represents less than 0.1% of net assets.

See Notes to Financial Statements.

22

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23

Munder Asset Allocation Fund — Balanced

Statement of Assets and Liabilities, June 30, 2006

ASSETS:
Investments, at value
See accompanying schedule:
Securities (including $25,220,852 of securities loaned)	$155,659,303
Repurchase agreement	3,257,000

Total Investments	158,916,303
Cash	53,984
Interest receivable	538,374
Dividends receivable	75,979
Receivable for investment securities sold	922,758
Receivable for Fund shares sold	219,514
Prepaid expenses and other assets	51,734

Total Assets	160,778,646

LIABILITIES:
Payable for Fund shares redeemed	1,193,409
Payable for investment securities purchased	1,159,531
Payable upon return of securities loaned	25,536,708
Transfer agency/record keeping fees payable	64,977
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	41,030
Trustees’ fees and expenses payable	37,210
Administration fees payable	16,299
Custody fees payable	5,373
Shareholder servicing fees payable — Class K Shares	2,328
Investment advisory fees payable	1,667
Accrued expenses and other payables	47,236

Total Liabilities	28,105,768

NET ASSETS	$132,672,878

Investments, at cost	$144,256,475

See Notes to Financial Statements.

24

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(29,624)
Accumulated net realized gain on investments sold	1,040,126
Net unrealized appreciation of investments	14,659,832
Paid-in capital	117,002,544

$132,672,878

NET ASSETS:
Class A Shares	$49,144,375

Class B Shares	$20,901,343

Class C Shares	$17,667,498

Class K Shares	$11,339,702

Class R Shares	$2,404

Class Y Shares	$33,617,556

SHARES OUTSTANDING:
Class A Shares	4,032,319

Class B Shares	1,732,279

Class C Shares	1,458,085

Class K Shares	935,428

Class R Shares	197

Class Y Shares	2,772,578

CLASS A SHARES:
Net asset value and redemption price per share	$12.19

Maximum sales charge	5.50%
Maximum offering price per share	$12.90

CLASS B SHARES:
Net asset value and offering price per share*	$12.07

CLASS C SHARES:
Net asset value and offering price per share*	$12.12

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$12.12

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$12.19

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$12.13

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

25

Munder Asset Allocation Fund — Balanced

Statement of Operations, Year Ended June 30, 2006

INVESTMENT INCOME:
Interest	$2,146,089
Dividends(a)	1,365,266
Securities lending	33,456

Total Investment Income	3,544,811

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	110,265
Class B Shares	285,985
Class C Shares	182,086
Class R Shares	11
Shareholder servicing fees:
Class K Shares	29,048
Investment advisory fees	870,885
Administration fees	205,860
Transfer agency/record keeping fees	305,814
Custody fees	99,197
Registration and filing fees	51,732
Legal and audit fees	47,812
Trustees’ fees and expenses	33,752
Other	78,774

Total Expenses	2,301,221

NET INVESTMENT INCOME	1,243,590

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	12,372,433
Foreign currency-related transactions	(1,556)
Net change in unrealized appreciation/(depreciation) of:
Securities	(4,559,373)
Foreign currency-related transactions	4

Net realized and unrealized gain on investments	7,811,508

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,055,098

(a)	Net of foreign withholding taxes of $14,617.

See Notes to Financial Statements.

26

Munder Asset Allocation Fund — Balanced

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005(a)

Net investment income	$1,243,590	$997,775
Net realized gain from security and foreign currency-related transactions	12,370,877	8,463,413
Net change in unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	(4,559,369)	1,897,394

Net increase in net assets resulting from operations	9,055,098	11,358,582
Dividends to shareholders from net investment income:
Class A Shares	(532,313)	(401,353)
Class B Shares	(119,424)	(99,478)
Class C Shares	(81,743)	(45,747)
Class K Shares	(138,268)	(110,611)
Class R Shares	(22)	(17)
Class Y Shares	(464,090)	(312,838)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	4,941,317	2,106,199
Class B Shares	(16,472,064)	(10,181,077)
Class C Shares	(1,837,741)	(564,499)
Class K Shares	(466,069)	(1,510,255)
Class R Shares	22	2,017
Class Y Shares	4,187,021	5,471,140
Short-term trading fees	2,389	463

Net increase/(decrease) in net assets	(1,925,887)	5,712,526
NET ASSETS:
Beginning of year	134,598,765	128,886,239

End of year	$132,672,878	$134,598,765

Undistributed net investment income/(Accumulated distributions in excess of net investment income)	$(29,624)	$42,885

(a)	Class R Shares of the Fund commenced operations on July 29, 2004.

See Notes to Financial Statements.

27

Munder Asset Allocation Fund — Balanced

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005(a)

Amount
Class A Shares:
Sold*	$24,961,346	$20,048,295
Issued as reinvestment of dividends	374,232	310,617
Redeemed	(20,394,261)	(18,252,713)

Net increase	$4,941,317	$2,106,199

Class B Shares:
Sold	$2,086,944	$4,556,767
Issued as reinvestment of dividends	86,263	69,771
Redeemed*	(18,645,271)	(14,807,615)

Net decrease	$(16,472,064)	$(10,181,077)

Class C Shares:
Sold	$2,525,208	$3,445,897
Issued as reinvestment of dividends	51,581	29,986
Redeemed	(4,414,530)	(4,040,382)

Net decrease	$(1,837,741)	$(564,499)

Class K Shares:
Sold	$1,636,799	$1,261,691
Issued as reinvestment of dividends	137,841	50,977
Redeemed	(2,240,709)	(2,822,923)

Net decrease	$(466,069)	$(1,510,255)

Class R Shares:
Sold	$—	$2,000
Issued as reinvestment of dividends	22	17

Net increase	$22	$2,017

Class Y Shares:
Sold	$7,902,515	$8,374,576
Issued as reinvestment of dividends	391,554	196,334
Redeemed	(4,107,048)	(3,099,770)

Net increase	$4,187,021	$5,471,140

*	Includes amounts automatically converted from Class B Shares to Class A Shares.

(a)	Class R Shares of the Fund commenced operations on July 29, 2004.

See Notes to Financial Statements.

28

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005(a)

Shares
Class A Shares:
Sold*	2,070,242	1,810,632
Issued as reinvestment of dividends	31,202	27,798
Redeemed	(1,699,924)	(1,661,853)

Net increase	401,520	176,577

Class B Shares:
Sold	177,197	421,276
Issued as reinvestment of dividends	7,289	6,210
Redeemed*	(1,562,902)	(1,357,715)

Net decrease	(1,378,416)	(930,229)

Class C Shares:
Sold	210,887	318,045
Issued as reinvestment of dividends	4,336	2,675
Redeemed	(368,102)	(371,677)

Net decrease	(152,879)	(50,957)

Class K Shares:
Sold	136,338	114,701
Issued as reinvestment of dividends	11,560	4,511
Redeemed	(186,226)	(257,789)

Net decrease	(38,328)	(138,577)

Class R Shares:
Sold	—	194
Issued as reinvestment of dividends	2	1

Net increase	2	195

Class Y Shares:
Sold	660,838	770,218
Issued as reinvestment of dividends	32,748	17,616
Redeemed	(341,823)	(278,480)

Net increase	351,763	509,354

*	Includes amounts automatically converted from Class B Shares to Class A Shares.

(a)	Class R Shares of the Fund commenced operations on July 29, 2004.

See Notes to Financial Statements.

29

Munder Asset Allocation Fund — Balanced(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$11.51	$10.64	$9.38	$9.22	$10.25

Income/(loss) from investment operations:
Net investment income	0.14	0.11	0.08	0.09	0.16
Net realized and unrealized gain/(loss) on investments	0.68	0.87	1.25	0.17	(1.04)

Total from investment operations	0.82	0.98	1.33	0.26	(0.88)

Less distributions:
Dividends from net investment income	(0.14)	(0.11)	(0.07)	(0.10)	(0.15)

Total distributions	(0.14)	(0.11)	(0.07)	(0.10)	(0.15)

Short-term trading fees	0.00 (d)	0.00 (d)	—	—	—

Net asset value, end of period	$12.19	$11.51	$10.64	$9.38	$9.22

Total return(b)	7.18%	9.24%	14.16%	2.86%	(8.60)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$49,144	$41,806	$36,742	$26,766	$26,336
Ratio of operating expenses to average net assets	1.51%	1.47%	1.54%	1.57%	1.37%
Ratio of net investment income to average net assets	1.14%	1.03%	0.76%	1.07%	1.59%
Portfolio turnover rate	55%	75%	65%	61%	79%
Ratio of operating expenses to average net assets without expense waivers	1.51%	1.47%	1.55%	1.58%	1.37%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on April 30, 1993 and June 21, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

See Notes to Financial Statements.

30

B Shares

Year	Year	Year		Year	Year
Ended	Ended	Ended		Ended	Ended
6/30/06(c)	6/30/05(c)	6/30/04(c)		6/30/03(c)	6/30/02(c)

$11.40	$10.53	$9.30		$9.15	$10.16

0.04	0.03	0.00	(d)	0.03	0.08
0.68	0.87	1.23		0.15	(1.01)

0.72	0.90	1.23		0.18	(0.93)

(0.05)	(0.03)	(0.00	)(d)	(0.03)	(0.08)

(0.05)	(0.03)	—		(0.03)	(0.08)

0.00 (d)	0.00 (d)	—		—	—

$12.07	$11.40	$10.53		$9.30	$9.15

6.36%	8.53%	13.26%		2.00%	(9.16)%

$20,901	$35,462	$42,565		$39,406	$48,006
2.26%	2.22%	2.29%		2.32%	2.12%
0.36%	0.27%	0.01%		0.32%	0.84%
55%	75%	65%		61%	79%
2.26%	2.22%	2.30%		2.33%	2.12%

See Notes to Financial Statements.

31

Munder Asset Allocation Fund — Balanced(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year	Year	Year		Year	Year
	Ended	Ended	Ended		Ended	Ended
	6/30/06(c)	6/30/05(c)	6/30/04(c)		6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$11.45	$10.58	$9.34		$9.19	$10.20

Income/(loss) from investment operations:
Net investment income	0.05	0.03	0.00	(d)	0.03	0.08
Net realized and unrealized gain/(loss) on investments	0.67	0.87	1.24		0.15	(1.01)

Total from investment operations	0.72	0.90	1.24		0.18	(0.93)

Less distributions:
Dividends from net investment income	(0.05)	(0.03)	(0.00	)(d)	(0.03)	(0.08)

Total distributions	(0.05)	(0.03)	—		(0.03)	(0.08)

Short-term trading fees	0.00 (d)	0.00 (d)	—		—	—

Net asset value, end of period	$12.12	$11.45	$10.58		$9.34	$9.19

Total return(b)	6.34%	8.49%	13.31%		1.99%	(9.12)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$17,667	$18,443	$17,580		$15,445	$20,041
Ratio of operating expenses to average net assets	2.26%	2.22%	2.29%		2.32%	2.12%
Ratio of net investment income to average net assets	0.38%	0.28%	0.01%		0.32%	0.84%
Portfolio turnover rate	55%	75%	65%		61%	79%
Ratio of operating expenses to average net assets without expense waivers	2.26%	2.22%	2.30%		2.33%	2.12%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on January 24, 1996 and April 16, 1993, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

See Notes to Financial Statements.

32

K Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

$11.45	$10.58	$9.33	$9.17	$10.19

0.14	0.11	0.08	0.09	0.16
0.67	0.87	1.24	0.17	(1.03)

0.81	0.98	1.32	0.26	(0.87)

(0.14)	(0.11)	(0.07)	(0.10)	(0.15)

(0.14)	(0.11)	(0.07)	(0.10)	(0.15)

0.00 (d)	0.00(d )	—	—	—

$12.12	$11.45	$10.58	$9.33	$9.17

7.13%	9.29%	14.13%	2.76%	(8.45)%

$11,340	$11,153	$11,769	$11,571	$11,876
1.51%	1.47%	1.54%	1.57%	1.37%
1.13%	1.02%	0.76%	1.07%	1.59%
55%	75%	65%	61%	79%
1.51%	1.47%	1.55%	1.58%	1.37%

See Notes to Financial Statements.

33

Munder Asset Allocation Fund — Balanced(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	R Shares

	Year	Period
	Ended	Ended
	6/30/06(c)	6/30/05(c)

Net asset value, beginning of period	$11.52	$10.32

Income/(loss) from investment operations:
Net investment income	0.11	0.08
Net realized and unrealized gain/(loss) on investments	0.67	1.21

Total from investment operations	0.78	1.29

Less distributions:
Dividends from net investment income	(0.11)	(0.09)

Total distributions	(0.11)	(0.09)

Short-term trading fees	0.00 (d)	0.00	(d)

Net asset value, end of period	$12.19	$11.52

Total return(b)	6.92%	12.40%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2	$2
Ratio of operating expenses to average net assets	1.74%	1.72	%(e)
Ratio of net investment income to average net assets	0.98%	0.81	%(e)
Portfolio turnover rate	55%	75%
Ratio of operating expenses to average net assets without expense waivers	1.74%	1.72	%(e)

(a)	Class R Shares and Class Y Shares of the Fund commenced operations on July 29, 2004 and April 13, 1993, respectively.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

34

Y Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

$11.46	$10.58	$9.33	$9.18	$10.20

0.17	0.14	0.10	0.11	0.18
0.67	0.88	1.24	0.16	(1.02)

0.84	1.02	1.34	0.27	(0.84)

(0.17)	(0.14)	(0.09)	(0.12)	(0.18)

(0.17)	(0.14)	(0.09)	(0.12)	(0.18)

0.00 (d)	0.00 (d)	—	—	—

$12.13	$11.46	$10.58	$9.33	$9.18

7.40%	9.66%	14.41%	3.02%	(8.31)%

$33,618	$27,733	$20,230	$13,238	$9,634
1.26%	1.22%	1.29%	1.32%	1.12%
1.39%	1.29%	1.01%	1.32%	1.84%
55%	75%	65%	61%	79%
1.26%	1.22%	1.30%	1.33%	1.12%

See Notes to Financial Statements.

35

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36

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, June 30, 2006

1. Organization

    As of June 30, 2006, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Asset Allocation Fund — Balanced (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide an attractive investment return through a combination of long-term growth of capital and current income. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

    On May 18, 2006, the Fund changed its name from Munder Balanced Fund to Munder Asset Allocation Fund — Balanced.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of

37

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, June 30, 2006 (continued)

significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/ (depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment securities, foreign currency and foreign interest and dividend income transactions.

38

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, June 30, 2006 (continued)

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/ (depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved

39

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, June 30, 2006 (continued)

borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date and includes the amortization of premiums and accretion of discounts. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Short-Term Trading (Redemption) Fees: During the year ended June 30, 2006, a short-term trading fee of 2% was assessed on certain redemptions of Fund shares made within 60 days of purchase as described in the Fund’s prospectus. The fee, which was retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available). The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

40

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, June 30, 2006 (continued)

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.65% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the year ended June 30, 2006, the Advisor earned $205,860 before payment of sub-administration fees and $133,565 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2006, the Fund paid an annual effective rate of 0.1536% for administrative services.

    Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis) as of June 30, 2006. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $1,662 for its administrative, record keeping and other related services provided to the Fund for the year ended June 30, 2006.

41

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, June 30, 2006 (continued)

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B, Class C and Class R Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

    For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Distributor. No payments are made under the Plan with regard to Class Y Shares. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank

42

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, June 30, 2006 (continued)

are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2006, the Fund paid $329 to Comerica Securities and $29,049 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C, Class K and Class R shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $63,195,404 and $71,893,727, respectively, for the year ended June 30, 2006. For the year ended June 30, 2006, cost of purchases and proceeds from sales of U.S. government securities, excluding short-term investments were $7,975,908 and $3,501,063, respectively.

    At June 30, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $16,603,471, aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $2,702,155 and net appreciation for Federal income tax purposes was $13,901,316. At June 30, 2006, aggregate cost for Federal income tax purposes was $145,014,987.

6. Revolving Line of Credit

    Effective December 14, 2005, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 13, 2006 on the daily amount of the unused commitment. During the year ended June 30, 2006, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2006, total commitment fees for the Fund were $1,664.

7. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

43

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, June 30, 2006 (continued)

8. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    As determined on June 30, 2006, permanent differences resulting primarily from foreign currency gains and losses, premium amortization, return of capital and capital gain distributions from real estate investment trusts along with distribution redesignations were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed	Accumulated
Net Investment	Net Realized
Income	Gain

$19,761	$(19,761)

    The tax character of dividends and distributions paid to shareholders during the years ended June 30, 2006 and June 30, 2005 were as follows:

	Ordinary	Long-Term
	Income	Capital Gains	Total

June 30, 2006	$1,306,277	$29,583	$1,335,860
June 30, 2005	970,044	—	970,044

    At June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed
Long Term
Capital	Unrealized
Gains	Appreciation	Total

$1,798,639	$13,901,316	$15,699,955

    The differences between book and tax distributable earnings are primarily due to wash sales, real estate trust basis adjustments, premium amortization accruals and deferred trustees’ fees.

    The Fund utilized capital loss carryforwards during the year ended June 30, 2006 in the amount of $10,536,378.

44

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, June 30, 2006 (continued)

9. Tax Information (Unaudited)

    Of the distributions paid by the Fund, 77.0% will qualify for dividend received deduction available to corporate shareholders.

    For the fiscal year ended June 30, 2006, the Fund designates approximately $1,379,883 pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.

    For the year ended June 30, 2006, the amount of long-term capital gain distributions designated by the Fund was $29,583.

10. Subsequent Event (Unaudited)

    On August 4, 2006, the management team of the Advisor announced that it has partnered with Grail Partners, LLC and private equity firm Crestview Partners, L.P. to acquire Comerica’s controlling interest in the Advisor. If, as expected, the transaction closes, the Advisor’s current investment advisory agreement with the Fund will automatically terminate under applicable law at the time of the closing. On August 22, 2006, the Board of Trustees of the Munder Funds approved a new investment advisory agreement with the Advisor subject to approval by shareholders of the Fund at a Special Meeting called for October 26, 2006. The new investment advisory agreement is expected to become effective on the date of the closing of the transaction.

11. Quarterly Portfolio Schedule (Unaudited)

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12. Proxy Voting Policies and Procedures (Unaudited)

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

45

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, June 30, 2006 (continued)

13. Proxy Voting Record (Unaudited)

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

14. Approval of Investment Advisory Agreement (Unaudited)

    The Advisor provides investment advisory services to the Fund under a Combined Investment Advisory Agreement dated June 13, 2003 and amended most recently as of May 16, 2006 (“Advisory Agreement”). On May 16, 2006, the Board of Trustees approved the continuation of the Advisory Agreement with respect to the Fund for an additional one-year period commencing on July 1, 2006. In determining whether to approve the continuation of the Advisory Agreement, the Board requested, and received from the Advisor, the information that the Board believed to be reasonably necessary to reach its conclusion, including the information described below. Both in meetings specifically dedicated to renewal of the Advisory Agreement and in other meetings during the course of the year, the Board received materials relating to the services provided to the Munder Funds by the Advisor. In evaluating the Advisory Agreement, the Board conducted a review that was specifically focused upon the renewal of the Advisory Agreement, and relied upon their knowledge, resulting from their meetings throughout the year, of the Advisor, its services and the Munder Funds.

    The Board considered many factors in evaluating whether the Advisory Agreement and the fees provided therein with respect to the Fund should be continued for an additional one-year period. The Board was advised by legal counsel to the Munder Funds and the “Non-Interested Trustees” also were advised by their independent legal counsel with respect to their deliberations regarding the continuation of the Advisory Agreement. (A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act.)

46

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, June 30, 2006 (continued)

    Among other factors, the Board requested, considered and evaluated information regarding:

    (a) The nature, extent and quality of the services provided by the Advisor to the Fund under the Advisory Agreement: With respect to this factor, the Board considered:

•	the qualifications of management of the Advisor and of persons providing portfolio management services to the Fund. In this regard, the Board was presented with detailed information concerning the Advisor’s efforts in hiring, promoting and retaining qualified investment personnel, including enhancements in the quality and depth in the Advisor’s investment, trading, and administrative services departments due to the recruiting and hiring of additional staff in 2005 and the promotion of employees from within the Advisor in 2005 and 2006, recent changes within key management positions at the Advisor, the Advisor’s personnel retention efforts, and the Advisor’s current intentions regarding future changes in its organizational structure;

•	the Advisor’s efforts in recent years and on an ongoing basis to:

(1)	enhance its research capabilities and make investments in compliance, fund accounting and other technologies relating to the Funds’ operations in order to improve their effectiveness and efficiencies of operations;

(2)	grow Fund assets through increased marketing efforts and a focus on asset retention;

(3)	focus on determining the reasonableness of the investment advisory fees for each of the Munder Funds and, as appropriate, to adjust its investment advisory fees (including through the addition of contractual fee breakpoints or reducing its advisory fees), although no such adjustments were made with respect to the Fund in the current period;

(4)	renegotiate the fee arrangements with certain of the other service providers for the Munder Funds in order to reduce the total expense ratios of the Munder Funds and their classes of shares, although no such reductions were made in the current period; and

(5)	seek to better allocate the costs of services across the Munder Funds;

•	the Advisor’s performance, both generally with respect to all the Munder Funds and more specifically with respect to the Fund, as further described below;

47

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, June 30, 2006 (continued)

•	the information provided by the Advisor in its Form ADV and in response to a detailed series of questions submitted by counsel to the Munder Funds;

•	the terms of the Advisory Agreement; and

•	the general experience, business, operations and financial condition of the Advisor.

    Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the continuance of the Advisory Agreement.

    (b) The investment performance of the Fund and the Advisor: The Board considered the one-, three-, five- and ten-year and since inception total investment performance, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2005 and compared this information to the performance of the Fund’s benchmark blend of indexes and the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”).

    In addition, the Board considered the Fund’s one-, three-, five- and ten-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well as the three-, five- and ten-year and the overall “star” ratings of the Fund by Morningstar, Inc. The Board also considered the Fund’s one-, three-, five- and ten-year total return for Class A Shares as of December 31, 2005 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. In this regard, the Board considered that: (1) the Fund’s average annual total returns for Class Y Shares, on both a gross and net basis, exceeded the performance of the benchmark for the one-, three-, five- and ten-year and since inception periods, (2) the Fund’s average annual total returns for Class Y Shares, on both a gross and net basis, exceeded the median performance of the Fund’s Lipper peer group for the one-, three-, five- and ten-year periods, and (3) the Fund had favorable Lipper rankings and Morningstar ratings and was classified as a “Lipper Leader.”

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund strongly supported approval of the continuance of the Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund: The Board considered detailed information provided by the Advisor as to the costs and profitability of the Advisor over the 12 months ended on December 31, 2005

48

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, June 30, 2006 (continued)

and projections by the Advisor as to the costs and profitability of the Advisor over the 12 months ending on December 31, 2006, with respect to all services provided by the Advisor and its affiliates to the Fund and based on certain stated assumptions. Based on these facts, the Board concluded that the costs of the Advisor’s services and the profitability of the Advisor under the Advisory Agreement were not unreasonable.

    (d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale: The Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Fund’s shareholders through appropriate mechanisms in the future. Based on these facts, the Board concluded that the Advisor’s efforts in this regard strongly supported approving continuance of the Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable Funds: The Board considered the Fund’s advisory fees and total expenses as they compared to those of comparable funds identified by Lipper in the case of the advisory fee comparisons and to the funds included in the Fund’s respective Lipper category in the case of total expense comparisons. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) of the Fund’s Class A shares in comparison to those of each comparable fund in the Fund’s Lipper peer group and in comparison to the average, median, high and low net effective advisory fees of the funds in the Fund’s Lipper peer group. The Board also received separate information prepared by Strategic Insight Mutual Fund Research and Consulting, LLC, a third-party data mutual fund provider, that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. Based on these facts, the Board concluded that the current advisory fee and total fee levels of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Fund: The Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Fund, the Advisor may benefit from its relationship with the Fund in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive

49

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, June 30, 2006 (continued)

attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on these facts, the Board concluded that these additional benefits should not preclude approval of the continuance of the Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved the Advisory Agreement for an additional annual period commencing on July 1, 2006.

15.	Trustees and Executive Officers (Unaudited)

    Information about the Trustees and Executive Officers of the Munder Funds as of June 30, 2006, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below.

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 58	Trustee and Chairman	Indefinite; Trustee since 2/93; Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (real estate investment operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (10/97 to 12/05).	25	Fieldstone Investment Corporation (since 11/03).

50

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, June 30, 2006 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 59	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/real estate/manufacturing company) (since 1991).	25	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	25	Nighthawk Radiology Holdings, Inc. (since 3/04).

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 11/89	Vice President, Macomb Community College (since 7/01); Dean, Macomb Community College (since 9/97).	25	None

51

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, June 30, 2006 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	25	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company) (since 5/05).

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 47	Trustee(3)	Indefinite; Since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	24	Taubman Centers, Inc. (since 1/97).

52

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, June 30, 2006 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 50	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	25	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04); LMS Medical Systems (health care technology company) (since 1/06).

Interested Trustee

Michael T. Monahan(4) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 67	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99).	25	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MSTII only.

(4)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica Incorporated, the indirect parent company of the Advisor. Mr. Monahan also receives retirement and health benefits from Comerica Incorporated.

53

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, June 30, 2006 (continued)

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Executive Officers

John S. Adams 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	President & Principal Executive Officer	through 2/07; since 4/06	President and Chief Investment Officer of Munder Capital Management (investment advisor) (since 3/06); President and Chief Investment Officer of Pierce Street Advisors, LLC (investment advisor) (since 3/06); Managing Director and Chief Investment Officer, Equities of Munder Capital Management (12/04 to 3/06); Senior Portfolio Manager of Munder Capital Management (6/87 to 12/04).

Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/07; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); General Counsel of Munder Capital Management (7/00 to 2/05); Director of Diversified Strategy Hedge Fund, Ltd. (since 1/06).

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 40	Vice President & Principal Financial Officer	through 2/07; since 2/01	Managing Director and Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05).

Chérie N. Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 37	Treasurer & Principal Accounting Officer	through 2/07; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

54

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Asset Allocation Fund — Balanced and Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Asset Allocation Fund — Balanced (formerly Munder Balanced Fund) (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Asset Allocation Fund — Balanced of Munder Series Trust at June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 11, 2006

55

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNBLNC606

ANNUAL REPORT
June 30, 2006
Munder Bond Fund
Class A, B, C, K & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    I am delighted to provide you with information about some very positive developments at Munder Capital Management, the investment advisor to The Munder Funds. By mutual agreement with Comerica Incorporated, Munder Capital’s partner for over 10 years, the management team and employees of Munder Capital, along with Crestview Capital Partners, L.P. and Grail Partners, LLC, are buying Comerica’s ownership position in the firm. We anticipate that the transfer of ownership will be completed prior to year end.

    Because Munder Capital retained its own operational infrastructure throughout its partnership with Comerica, we expect the transition to independent ownership of Munder Capital to be seamless. Among the most important outcomes from Munder Capital’s perspective are the continuity in our people and processes, and the opportunity for increased employee ownership. We have always believed that employee ownership is the best way to align our interests with the interests of our clients, and to attract and retain talented professionals. This is a key outcome of the new ownership structure.

    As I hope you can tell from this letter, I am very pleased with this announcement because of its positive implications for both The Munder Funds and for the Munder Capital team. The investment advisory agreement between The Munder Funds and the newly structured Munder Capital Management has been approved by the Board of Trustees of The Munder Funds. In the coming weeks, shareholders of the Funds will receive materials requesting their approval of the investment advisory agreement, which will be sought through a proxy statement. I encourage you to exercise your right to vote your shares.

    Thank you for your confidence in The Munder Funds. We look forward to continuing to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
President and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Hypothetical and Total Returns
vi	Shareholder Fee Example
1	Portfolio of Investments
10	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Statements of Changes in Net Assets — Capital Stock Activity
16	Financial Highlights
21	Notes to Financial Statements
39	Report of Independent Registered Public Accounting Firm

An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain a prospectus, please visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Bond funds tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.

    Fund holdings are subject to change and percentages shown below are based on net assets as of June 30, 2006. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of June 30, 2006, which is further broken down by industry, where applicable, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the year ended June 30, 2006. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

Portfolio Management Team: Michael Krushena and Peter Root

    The Fund earned a -1.16% return for the one year ended June 30, 2006, compared to the -0.81% return for the Lehman Brothers Aggregate Bond Index and the -1.28% median return for the Lipper universe of corporate debt A-rated funds. Prior to August 2005, the Fund’s benchmark was a blended index, made up of 50% of the Lehman

ii

Brothers Aggregate Bond Index and 50% of the Lehman Brothers Credit Index, which had a return of -1.44% for the one-year period.

    The Fund’s negative absolute return was a reflection of the weak bond market during the period. On a relative basis, the lag in the Fund’s return compared to its Lehman Brothers Aggregate Bond Index benchmark was principally due to the impact of expenses, which are not deducted from the benchmark’s return. Sector weightings, maturity structure and issue selection all made a positive contribution to the Fund’s relative return for the year.

    Issue selection had the largest positive impact on the Fund’s relative strength, followed by maturity structure and sector weightings. The Fund had a barbell maturity structure, with an overweight of both shorter-term and longer-term securities, which boosted the Fund’s relative performance. Historically, a barbell structure contributes the most to relative returns when the gap between shorter-term and longer-term rates narrows, as happened during the year ended June 30, 2006. As the yield gap narrowed during the year, the size of the barbell was reduced.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Lehman Brothers Aggregate Bond Index is an unmanaged index designed to measure the U.S. investment-grade, fixed-rate bond market, which includes publicly issued, fixed-rate, non-convertible, dollar-denominated, taxable U.S. government, corporate, mortgage pass-through and asset-backed securities rated investment grade or higher. The Lehman Brothers Credit Index is an unmanaged index made up of publicly issued, fixed-rate, non-convertible, investment-grade U.S. corporate and specified foreign debentures and secured notes, including U.S. and non-U.S. industrial, utility and finance bonds, and sovereign, supranational, and non-U.S. agency and government debt securities. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of corporate debt A-rated funds represents the universe of mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Hypothetical and Total Returns

The following graph represents the performance of the oldest class of shares of the Munder Bond Fund (the “Fund”), Class Y Shares, over the past ten years. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Past performance is no guarantee of future results. Investment return and principal value of any investment will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder Bond Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Investment

iv

	GROWTH OF A $10,000 INVESTMENT(1)

				Lehman		Lipper Corp.
Class and	With		Without	Aggregate	Lehman	Debt A-Rated
Inception Date	Load		Load	Bond Index#	Blended Index#	Funds Median**

CLASS A 12/9/92	$15,715	*	$16,375	$18,280	$18,544	$17,149
CLASS B 3/13/96	N/A		15,198	18,280	18,544	17,149
CLASS C 3/25/96	N/A		15,239	18,280	18,544	17,149
CLASS K 11/23/92	N/A		16,389	18,280	18,544	17,149
CLASS Y 12/1/91	N/A		16,800	18,280	18,544	17,149

	AVERAGE ANNUAL TOTAL RETURNS

	One		One	Five		Five	Ten		Ten	Since		Since
Class and	Year		Year	Years		Years	Years		Years	Inception		Inception
Inception Date	w/load		w/out load	w/load		w/out load	w/load		w/out load	w/load		w/out load

CLASS A 12/9/92	(5.33)%	*	(1.41)%	3.05%	*	3.91%	4.62%	*	5.06%	5.02%	*	5.34%
CLASS B 3/13/96	(6.87)%	†	(2.15)%	2.77%†		3.11%	N/A		4.27%	N/A		4.17%
CLASS C 3/25/96	(3.08)%	†	(2.13)%	N/A		3.12%	N/A		4.30%	N/A		4.14%
CLASS K 11/23/92	N/A		(1.41)%	N/A		3.91%	N/A		5.06%	N/A		5.33%
CLASS Y 12/1/91	N/A		(1.16)%	N/A		4.16%	N/A		5.33%	N/A		5.48%

(1)	Amounts represent the growth of a $10,000 investment over the past ten years.

*	Reflects the deduction of the maximum sales charge of 4.00% for Class A Shares.

†	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

#	The Lehman Brothers Aggregate Bond Index is an unmanaged index designed to measure the U.S. investment-grade, fixed-rate bond market, which includes publicly issued, fixed-rate, non-convertible, dollar-denominated, taxable U.S. government, corporate, mortgage pass-through and asset-backed securities rated investment grade or higher. The Lehman Blended Index is a blended index made up of 50% Lehman Brothers Aggregate Bond Index and 50% Lehman Brothers Credit Index. The Lehman Brothers Credit Index is an unmanaged index made up of publicly issued, fixed-rate, non-convertible, investment-grade U.S. corporate and specified foreign debentures and secured notes, including U.S. and non-U.S. industrial, utility and finance bonds, and sovereign, supranational, and non-U.S. agency and government debt securities. Index comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 7/1/96.

**	The Lipper Corporate Debt A-Rated Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. Lipper comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 7/1/96.

v

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	1/1/06	6/30/06	1/1/06-6/30/06	Ratio

Actual
Class A	$1,000.00	$991.20	$6.96	1.41%
Class B	$1,000.00	$987.60	$10.84	2.20%
Class C	$1,000.00	$987.60	$10.69	2.17%
Class K	$1,000.00	$991.20	$7.06	1.43%
Class Y	$1,000.00	$992.40	$5.73	1.16%
Hypothetical
Class A	$1,000.00	$1,017.80	$7.05	1.41%
Class B	$1,000.00	$1,013.88	$10.99	2.20%
Class C	$1,000.00	$1,014.03	$10.84	2.17%
Class K	$1,000.00	$1,017.70	$7.15	1.43%
Class Y	$1,000.00	$1,019.04	$5.81	1.16%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

[This Page Intentionally Left Blank]

viii

Munder Bond Fund

Portfolio of Investments, June 30, 2006

Principal
Amount		Value

ASSET-BACKED SECURITIES — 5.5%
Auto Loan — 0.7%
$76,757	Harley-Davidson Motorcycle Trust, Series 2004-3, Class A1, 2.310% due 03/15/2009	$76,360
449,439	WFS Financial Owner Trust, Series 2003-4, Class C, 3.020% due 05/20/2011	441,296

		517,656

Credit Card — 1.5%
1,000,000	Capital One Multi-Asset Execution Trust, Series 2003-C1, Class C1, 7.749% due 03/15/2011 (a),(b)	1,038,229
120,000	MBNA Master Credit Card Trust, Series 2000-E, Class A, 7.800% due 10/15/2012	129,899

		1,168,128

Equipment Lease — 0.3%
191,421	CNH Equipment Trust, Series 2004-A, Class A3B, 2.940% due 10/15/2008	188,771

Home Equity Loans — 1.5%
273,593	Centex Home Equity Loan Trust, Series 2004-D, Class AF2, 3.350% due 04/25/2023	271,989
406,667	FHLMC, Series T-7, Class A6, 7.030% due 08/25/2028	405,204
478,980	Wachovia Asset Securitization, Inc., Series 2003-HE1 Trust, Series A1, 5.613% due 03/25/2033 (b)	479,589

		1,156,782

Time Share Receivables — 0.7%
533,656	Marriott Vacation Club Owner Trust, Series 2004-2A, Class B, 144A, 4.341% due 10/20/2026 (c),(d),(e)	513,047

Other — 0.8%
590,338	Zermatt CBO Limited, Series 1A, Class A, 144A, YNK, 5.490% due 09/01/2010 (b),(c),(d),(f),(g)	590,338

TOTAL ASSET-BACKED SECURITIES
(Cost $4,135,720)		4,134,722

See Notes to Financial Statements.

1

Munder Bond Fund

Portfolio of Investments, June 30, 2006 (continued)

Principal
Amount		Value

CORPORATE BONDS AND NOTES — 27.1%
Financials — 10.6%
$1,000,000	Aegon Funding Corp., 5.750% due 12/15/2020	$961,679
465,000	Ford Motor Credit Company, 5.800% due 01/12/2009	424,809
750,000	General Motors Acceptance Corp., 6.125% due 02/01/2007 (a)	746,910
500,000	Independence Community Bank Corporation (becomes variable April 2009), 3.750% due 04/01/2014	472,805
500,000	International Lease Finance Corporation, 5.875% due 05/01/2013	496,243
1,055,000	Landesbank Baden-Wurttemberg, New York, MTN, 6.350% due 04/01/2012	1,108,345
830,000	Ohio Casualty Corporation, 7.300% due 06/15/2014	839,473
1,036,000	Popular North America, Inc., MTN, 3.875% due 10/01/2008	991,217
700,000	Simon Property Group LP, 5.750% due 05/01/2012	689,608
500,000	SLM Corporation, MTN, 5.125% due 08/27/2012	480,158
820,000	Weingarten Realty Investors, REIT, MTN, 4.857% due 01/15/2014	758,300

		7,969,547

Industrials — 14.7%
1,000,000	American Standard, Inc., 7.375% due 02/01/2008	1,018,581
570,000	Becton Dickinson & Co., 6.700% due 08/01/2028	600,453
750,000	Centex Corp., 5.800% due 09/15/2009	740,781
1,000,000	Coca-Cola Enterprises, Inc. 8.500% due 02/01/2022	1,226,930
195,000	Comcast Cable Communications Holdings, Inc., 8.375% due 03/15/2013	216,575
450,000	Corporacion Andina De Fomento, YNK, 5.125% due 05/05/2015	419,792

See Notes to Financial Statements.

2

Principal
Amount		Value

Industrials (Continued)
$180,000	Deluxe Corporation, 5.000% due 12/15/2012 (a)	$149,156
930,000	Developers Diversified Realty Corp., 3.875% due 01/30/2009	885,154
650,000	Devon Financing Corp., ULC, 7.875% due 09/30/2031	742,277
800,000	Fortune Brands, Inc., 5.375% due 01/15/2016	740,021
1,000,000	Home Depot, Inc., 5.400% due 03/01/2016	958,581
500,000	Hutchison Whampoa International Ltd., 144A, YNK, 7.450% due 11/24/2033 (c),(d),(e)	528,530
500,000	Lubrizol Corporation, 5.500% due 10/01/2014	471,789
660,000	Merck & Co., Inc., 4.750% due 03/01/2015	604,332
450,000	Nextel Communications, 5.950% due 03/15/2014	432,290
500,000	Packaging Corp. of America, 5.750% due 08/01/2013	475,408
500,000	Verizon Maryland, Inc., 6.125% due 03/01/2012	494,908
380,000	Verizon New England, Inc., 6.500% due 09/15/2011	380,119

		11,085,677

Utilities — 1.8%
700,000	AEP Texas Central Company, Series E, 6.650% due 02/15/2033	700,021
600,000	AmerenEnergy Generating Company, Series F, 7.950% due 06/01/2032	691,655

		1,391,676

TOTAL CORPORATE BONDS AND NOTES
(Cost $21,206,917)		20,446,900

See Notes to Financial Statements.

3

Munder Bond Fund

Portfolio of Investments, June 30, 2006 (continued)

Principal
Amount		Value

MORTGAGE-BACKED SECURITIES — 44.8%
Collateralized Mortgage Obligations (CMO) — Agency — 27.2%
	FHLMC:
$742,673	Series 1531, Class M, 6.000% due 06/15/2008	$742,189
947,634	Series 1603, Class J, 6.500% due 07/15/2023	954,469
271,168	Series 1610, Class PM, 6.250% due 04/15/2022	271,045
401,190	Series 1866, Class E, 7.000% due 01/15/2026	401,498
76,789	Series 2132, Class PD, 6.000% due 11/15/2027	76,830
3,410,000	Series 2544, Class QC, 5.000% due 12/15/2017	3,254,904
1,000,000	Series 2700, Class PG, 4.500% due 05/15/2032	914,700
1,400,000	Series 2751, Class NY, 5.000% due 09/15/2024	1,375,284
600,000	Series 2780, Class LC, 5.000% due 07/15/2027	585,734
1,300,000	Series 2802 Class NC, 5.000% due 05/15/2028	1,270,786
1,500,000	Series 2938, Class DB, 5.000% due 11/15/2028	1,457,684
	FNMA:
367,259	Series 1990-5, Class J, 8.200% due 01/25/2020	386,841
4,500,000	Series 1993-203, Class PL, 6.500% due 10/25/2023	4,549,577
1,600,000	Series 1994-60, Class PJ, 7.000% due 04/25/2024	1,658,866
1,634,734	Series 1996-28, Class PJ, 6.500% due 12/25/2024	1,634,147
1,000,000	Series 2004-101, Class PB, 5.000% due 02/25/2024	982,107

		20,516,661

See Notes to Financial Statements.

4

Principal
Amount		Value

Commercial Mortgage-Backed Securities — 0.7%
$500,000	First Union National Bank — Chase, Series 1999-C2, Class C, 6.944% due 06/15/2031	$515,475

Mortgage Pass-Through Securities — 16.9%
	FHLMC:
787,329	Pool #1B2506, Gold, 5.154% due 01/01/2036 (b)	772,848
117,708	Pool #A01048, Gold, 8.500% due 02/01/2020	125,094
1,048,061	Pool #C01501, Gold, 5.500% due 03/01/2033	1,011,094
218,651	Pool #C30261, 7.500% due 08/01/2029	226,774
148,591	Pool #E00160, Gold, 7.000% due 11/01/2007	149,443
24,362	Pool #E62394, 7.500% due 09/01/2010	24,418
97,023	Pool #G00479, Gold, 9.000% due 04/01/2025	104,941
	FNMA:
10,524	Pool #040305, 11.500% due 02/01/2014	11,307
16,142	Pool #081585, 11.500% due 07/01/2012	17,179
421,368	Pool #100081, 11.500% due 08/20/2016	459,407
1,034	Pool #210448, 11.500% due 11/01/2015	1,111
198,158	Pool #303105, 11.000% due 11/01/2020	216,528
1,857,895	Pool #386314, 3.790% due 07/01/2013	1,678,701
768,388	Pool #725495, 4.842% due 02/01/2034 (b)	747,754
2,725,628	Pool #735060, 6.000% due 11/01/2034	2,688,086
704,262	Pool #767413, 5.500% due 01/01/2034	678,241

See Notes to Financial Statements.

5

Munder Bond Fund

Portfolio of Investments, June 30, 2006 (continued)

Principal
Amount		Value

MORTGAGE-BACKED SECURITIES (Continued)
Mortgage Pass-Through Securities (Continued)
	FNMA (Continued):
$2,434,283	Pool #776836, 6.500% due 08/01/2034	$2,448,552
634,372	Pool #788520, 5.500% due 07/01/2034	610,933
534,458	Pool #788908, 6.000% due 08/01/2034	527,097
	GNMA:
163,042	Pool #627907, 5.000% due 02/15/2034	154,490
88,959	Pool #780584, 7.000% due 06/15/2027	91,847

		12,745,845

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $34,215,371)		33,777,981

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.1%
Government Sponsored Enterprises (GSE) — 5.1%
	FHLB:
1,000,000	5.050% due 10/25/2010	975,262
2,000,000	5.750% due 05/15/2012 (a)	2,027,756
	FHLMC:
410,000	4.875% due 11/15/2013 (a)	394,506
500,000	6.250% due 03/05/2012	501,325

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,944,192)		3,898,849

U.S. TREASURY OBLIGATIONS — 12.5%
U.S. Treasury Bonds — 7.2%
250,000	6.250% due 05/15/2030 (a)	283,164
1,140,000	6.500% due 11/15/2026 (a)	1,307,794
1,000,000	8.000% due 11/15/2021 (a)	1,278,906
2,000,000	8.125% due 08/15/2019 (a)	2,532,032

		5,401,896

U.S. Treasury Notes — 5.3%
100,000	4.000% due 11/15/2012 (a)	93,992
500,000	4.250% due 11/15/2013 (a)	473,164
1,000,000	4.250% due 11/15/2014 (a)	940,469

See Notes to Financial Statements.

6

Principal
Amount		Value

U.S. Treasury Notes (Continued)
$80,000	4.375% due 08/15/2012 (a)	$76,956
1,950,000	4.500% due 11/15/2015 (a)	1,857,375
600,000	4.500% due 02/15/2016 (a)	570,844

		4,012,800

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $9,150,714)		9,414,696

FOREIGN GOVERNMENT OBLIGATIONS — 2.8%
Government — 2.8%
700,000	ELM BV, 144A, YNK, 16.000% due 06/20/2013 (b),(c),(d),(f),(g)	700,000
1,000,000	Korea Development Bank, YNK, 4.625% due 09/16/2010	953,863
443,000	United Mexican States, MTN, YNK, 6.375% due 01/16/2013	444,108

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $2,134,383)		2,097,971

REPURCHASE AGREEMENT — 1.6%
(Cost $1,196,000)
1,196,000	Agreement with State Street Bank and Trust Company, 4.780% dated 06/30/2006, to be repurchased at $1,196,476 on 07/03/2006, collateralized by $1,190,000 FNMA 6.000% maturing 05/15/2011 (value $1,221,423)	1,196,000

Shares

COLLATERAL FOR SECURITIES ON LOAN — 18.7%
(Cost $14,142,838)
14,142,838	State Street Navigator Securities Lending Trust — Prime Portfolio (h)	14,142,838

TOTAL INVESTMENTS
(Cost $90,126,135)	118.1%	89,109,957
OTHER ASSETS AND LIABILITIES (Net)	(18.1)	(13,678,583)

NET ASSETS	100.0%	$75,431,374

See Notes to Financial Statements.

7

Munder Bond Fund

Portfolio of Investments, June 30, 2006 (continued)

(a)	Security, or a portion thereof, is on loan.

(b)	Variable rate security. The interest rate shown reflects the rate in effect as of June 30, 2006.

(c)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(d)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(e)	Security subject to restrictions on resale that has been deemed by the Advisor to be liquid.

(f)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At June 30, 2006, securities subject to restrictions on resale that have not been deemed to be liquid represent $1,290,338, 1.7% of net assets.

Security	Acquisition Date	Cost

Zermatt CBO Limited, Series 1A, Class A, 144A, YNK, 5.490%,due 09/01/2010	10/24/2005	$590,929
Elm BV, 144A, YNK 16.000% due 06/20/2013	06/13/2006	700,000

(g)	Fair valued security as of June 30, 2006 (See Notes to Financial Statements, Note 2). At June 30, 2006, these securities represent $1,290,338, 1.7% of net assets.

(h)	At June 30, 2006, the market value of the securities on loan is $13,932,387.

ABBREVIATIONS:

FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MTN  — Medium Term Note
REIT  — Real Estate Investment Trust
YNK  — Yankee Security

See Notes to Financial Statements.

8

[This Page Intentionally Left Blank]

9

Munder Bond Fund

Statement of Assets and Liabilities, June 30, 2006

ASSETS:
Investments, at value
See accompanying schedule:
Securities (including $13,932,387 of securities loaned)	$87,913,957
Repurchase agreement	1,196,000

Total Investments	89,109,957
Cash	667
Interest receivable	718,122
Receivable for Fund shares sold	70,624
Prepaid expenses and other assets	61,559

Total Assets	89,960,929

LIABILITIES:
Payable for Fund shares redeemed	186,675
Payable upon return of securities loaned	14,142,838
Trustees’ fees and expenses payable	70,548
Transfer agency/record keeping fees payable	46,094
Distribution and shareholder servicing fees payable — Class A, B, and C Shares	10,585
Custody fees payable	8,217
Administration fees payable	7,651
Shareholder servicing fees payable — Class K Shares	3,061
Investment advisory fees payable	964
Accrued expenses and other payables	52,922

Total Liabilities	14,529,555

NET ASSETS	$75,431,374

Investments, at cost	$90,126,135

See Notes to Financial Statements.

10

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$225,522
Accumulated net realized loss on investments sold	(13,668,855)
Net unrealized depreciation of investments	(1,016,178)
Paid-in capital	89,890,885

$75,431,374

NET ASSETS:
Class A Shares	$14,037,945

Class B Shares	$3,802,878

Class C Shares	$1,619,667

Class K Shares	$32,964,724

Class Y Shares	$23,006,160

SHARES OUTSTANDING:
Class A Shares	1,538,902

Class B Shares	416,843

Class C Shares	176,595

Class K Shares	3,610,480

Class Y Shares	2,519,089

CLASS A SHARES:
Net asset value and redemption price per share	$9.12

Maximum sales charge	4.00%
Maximum offering price per share	$9.50

CLASS B SHARES:
Net asset value and offering price per share*	$9.12

CLASS C SHARES:
Net asset value and offering price per share*	$9.17

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$9.13

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$9.13

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

11

Munder Bond Fund

Statement of Operations, For the Year Ended June 30, 2006

INVESTMENT INCOME:
Interest	$3,900,583
Securities lending	9,719

Total Investment Income	3,910,302

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	35,305
Class B Shares	54,890
Class C Shares	17,201
Shareholder servicing fees:
Class K Shares	88,555
Investment advisory fees	383,602
Administration fees	126,745
Transfer agency/record keeping fees	111,055
Custody fees	47,799
Legal and audit fees	45,927
Trustees’ fees and expenses	35,264
Registration and filing fees	32,336
Other	54,832

Total Expenses	1,033,511

NET INVESTMENT INCOME	2,876,791

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain from security transactions	80,996
Net change in unrealized appreciation/(depreciation) of securities	(3,679,070)

Net realized and unrealized loss on investments	(3,598,074)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(721,283)

See Notes to Financial Statements.

12

Munder Bond Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005

Net investment income	$2,876,791	$1,659,788
Net realized gain from security transactions	80,996	595,282
Net change in unrealized appreciation/(depreciation) of securities	(3,679,070)	692,026

Net increase/(decrease) in net assets resulting from operations	(721,283)	2,947,096
Dividends to shareholders from net investment income:
Class A Shares	(599,402)	(202,482)
Class B Shares	(187,624)	(159,381)
Class C Shares	(58,953)	(18,903)
Class K Shares	(1,486,628)	(459,407)
Class Y Shares	(901,065)	(1,213,087)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	9,515,254	1,029,603
Class B Shares	588,481	(2,114,353)
Class C Shares	1,182,111	(30,459)
Class K Shares	24,943,902	(2,875,732)
Class Y Shares	6,488,508	(14,450,465)

Net increase/(decrease) in net assets	38,763,301	(17,547,570)
NET ASSETS
Beginning of year	36,668,073	54,215,643

End of year	$75,431,374	$36,668,073

Undistributed net investment income/(Accumulated distributions in excess of net investment income)	$225,522	$(1,574)

See Notes to Financial Statements.

13

Munder Bond Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005

Amount
Class A Shares:
Sold*	$9,422,669	$5,028,325
Issued as reinvestment of dividends	357,419	158,773
Proceeds received in merger	10,517,330	—
Redeemed	(10,782,164)	(4,157,495)

Net increase	$9,515,254	$1,029,603

Class B Shares:
Sold	$624,048	$952,760
Issued as reinvestment of dividends	90,927	70,461
Proceeds received in merger	5,108,688	—
Redeemed*	(5,235,182)	(3,137,574)

Net increase/(decrease)	$588,481	$(2,114,353)

Class C Shares:
Sold	$187,578	$99,133
Issued as reinvestment of dividends	28,839	5,274
Proceeds received in merger	1,684,985	—
Redeemed	(719,291)	(134,866)

Net increase/(decrease)	$1,182,111	$(30,459)

Class K Shares:
Sold	$10,331,584	$1,129,128
Issued as reinvestment of dividends	448,179	39,020
Proceeds received in merger	28,358,064	—
Redeemed	(14,193,925)	(4,043,880)

Net increase/(decrease)	$24,943,902	$(2,875,732)

Class Y Shares:
Sold	$8,164,770	$4,100,083
Issued as reinvestment of dividends	616,407	110,553
Proceeds received in merger	1,579,834	—
Redeemed	(3,872,503)	(18,661,101)

Net increase/(decrease)	$6,488,508	$(14,450,465)

*	May include amounts converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

14

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005

Shares
Class A Shares:
Sold*	1,004,352	522,776
Issued as reinvestment of dividends	38,356	16,545
Issued in exchange for proceeds received in merger	1,104,784	—
Redeemed	(1,151,376)	(431,038)

Net increase	996,116	108,283

Class B Shares:
Sold	66,471	99,018
Issued as reinvestment of dividends	9,728	7,339
Issued in exchange for proceeds received in merger	536,643	—
Redeemed*	(558,387)	(326,733)

Net increase/(decrease)	54,455	(220,376)

Class C Shares:
Sold	20,074	10,284
Issued as reinvestment of dividends	3,079	547
Issued in exchange for proceeds received in merger	176,068	—
Redeemed	(76,523)	(13,943)

Net increase/(decrease)	122,698	(3,112)

Class K Shares:
Sold	1,088,011	117,342
Issued as reinvestment of dividends	48,159	4,077
Issued in exchange for proceeds received in merger	2,975,753	—
Redeemed	(1,514,863)	(420,544)

Net increase/(decrease)	2,597,060	(299,125)

Class Y Shares:
Sold	874,345	425,765
Issued as reinvestment of dividends	66,327	11,513
Issued in exchange for proceeds received in merger	165,783	—
Redeemed	(411,635)	(1,943,362)

Net increase/(decrease)	694,820	(1,506,084)

*	May include amounts converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

15

Munder Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$9.65	$9.47	$9.89	$9.34	$9.49

Income/(loss) from investment operations:
Net investment income	0.35	0.33	0.35	0.40	0.53
Net realized and unrealized gain/(loss) on investments	(0.48)	0.26	(0.37)	0.60	(0.12)

Total from investment operations	(0.13)	0.59	(0.02)	1.00	0.41

Less distributions:
Dividends from net investment income	(0.40)	(0.41)	(0.40)	(0.45)	(0.56)

Total distributions	(0.40)	(0.41)	(0.40)	(0.45)	(0.56)

Net asset value, end of period	$9.12	$9.65	$9.47	$9.89	$9.34

Total return(b)	(1.41)%	6.33%	(0.24)%	10.93%	4.41%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$14,038	$5,239	$4,117	$5,019	$6,697
Ratio of operating expenses to average net assets	1.33%	1.42%	1.25%	1.10%	0.95%
Ratio of net investment income to average net assets	3.77%	3.39%	3.67%	4.14%	5.59%
Portfolio turnover rate	68%	79%	148%	207%	185%
Ratio of operating expenses to average net assets without expense waivers	1.33%	1.42%	1.25%	1.10%	0.95%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on December 9, 1992 and March 13, 1996, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

16

B Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

$9.65	$9.48	$9.89	$9.35	$9.50

0.28	0.25	0.28	0.32	0.46
(0.48)	0.26	(0.37)	0.59	(0.12)

(0.20)	0.51	(0.09)	0.91	0.34

(0.33)	(0.34)	(0.32)	(0.37)	(0.49)

(0.33)	(0.34)	(0.32)	(0.37)	(0.49)

$9.12	$9.65	$9.48	$9.89	$9.35

(2.15)%	5.42%	(0.87)%	9.98%	3.63%

$3,803	$3,498	$5,522	$9,267	$7,255
2.09%	2.17%	2.00%	1.85%	1.70%
2.97%	2.64%	2.92%	3.39%	4.84%
68%	79%	148%	207%	185%
2.09%	2.17%	2.00%	1.85%	1.70%

See Notes to Financial Statements.

17

Munder Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$9.70	$9.52	$9.94	$9.39	$9.54

Income/(loss) from investment operations:
Net investment income	0.29	0.26	0.28	0.33	0.46
Net realized and unrealized gain/(loss) on investments	(0.49)	0.26	(0.38)	0.59	(0.12)

Total from investment operations	(0.20)	0.52	(0.10)	0.92	0.34

Less distributions:
Dividends from net investment income	(0.33)	(0.34)	(0.32)	(0.37)	(0.49)

Total distributions	(0.33)	(0.34)	(0.32)	(0.37)	(0.49)

Net asset value, end of period	$9.17	$9.70	$9.52	$9.94	$9.39

Total return(b)	(2.13)%	5.50%	(0.97)%	10.05%	3.61%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,620	$523	$543	$1,036	$988
Ratio of operating expenses to average net assets	2.09%	2.17%	2.00%	1.85%	1.70%
Ratio of net investment income to average net assets	3.02%	2.64%	2.92%	3.39%	4.84%
Portfolio turnover rate	68%	79%	148%	207%	185%
Ratio of operating expenses to average net assets without expense waivers	2.09%	2.17%	2.00%	1.85%	1.70%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on March 25, 1996 and November 23, 1992, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

18

K Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

$9.66	$9.48	$9.90	$9.35	$9.50

0.35	0.33	0.36	0.40	0.53
(0.48)	0.26	(0.38)	0.60	(0.12)

(0.13)	0.59	0.02	1.00	0.41

(0.40)	(0.41)	(0.40)	(0.45)	(0.56)

(0.40)	(0.41)	(0.40)	(0.45)	(0.56)

$9.13	$9.66	$9.48	$9.90	$9.35

(1.41)%	6.32%	(0.24)%	10.92%	4.41%

$32,965	$9,786	$12,444	$40,172	$46,312
1.34%	1.42%	1.25%	1.10%	0.95%
3.77%	3.39%	3.67%	4.14%	5.59%
68%	79%	148%	207%	185%
1.34%	1.42%	1.25%	1.10%	0.95%

See Notes to Financial Statements.

19

Munder Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$9.66	$9.49	$9.90	$9.36	$9.50

Income/(loss) from investment operations:
Net investment income	0.37	0.35	0.38	0.42	0.56
Net realized and unrealized gain/(loss) on investments	(0.48)	0.25	(0.37)	0.59	(0.12)

Total from investment operations	(0.11)	0.60	0.01	1.01	0.44

Less distributions:
Dividends from net investment income	(0.42)	(0.43)	(0.42)	(0.47)	(0.58)

Total distributions	(0.42)	(0.43)	(0.42)	(0.47)	(0.58)

Net asset value, end of period	$9.13	$9.66	$9.49	$9.90	$9.36

Total return(b)	(1.16)%	6.48%	0.12%	11.07%	4.78%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$23,006	$17,622	$31,590	$45,110	$72,628
Ratio of operating expenses to average net assets	1.11%	1.17%	1.00%	0.85%	0.70%
Ratio of net investment income to average net assets	3.99%	3.65%	3.92%	4.39%	5.84%
Portfolio turnover rate	68%	79%	148%	207%	185%
Ratio of operating expenses to average net assets without expense waivers	1.11%	1.17%	1.00%	0.85%	0.70%

(a)	Class Y Shares of the Fund commenced operations on December 1, 1991.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

20

Munder Bond Fund

Notes to Financial Statements, June 30, 2006

1. Organization

    As of June 30, 2006, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Bond Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s primary goal is to provide a high level of current income. It’s secondary goal is capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

    On August 12, 2005, the Fund acquired all of the assets and assumed all of the liabilities of the Munder U.S. Government Income Fund in a tax-free exchange of shares of and the subsequent liquidation of the Munder U.S. Government Income Fund. The Agreement and Plan of Reorganization was approved by the shareholders of the Munder U.S. Government Income Fund at a Special Meeting of the Shareholders held on August 11, 2005.

Number of Shares outstanding of the Munder U.S. Government Income Fund prior to merger:
Class A	1,051,230
Class B	509,916
Class C	168,429
Class K	2,830,515
Class Y	157,268

21

Munder Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

Number of Shares issued of the Fund for Shares of the Munder U.S. Government Income Fund:
Class A	1,104,784
Class B	536,643
Class C	176,068
Class K	2,975,753
Class Y	165,783
Unrealized appreciation immediately prior to acquisition of all assets and assumption of all liabilities of the Munder U.S. Government Income Fund	$1,726,491

There were no undistributed income or gain amounts unpaid prior to the merger of the Munder U.S. Government Income Fund.

	Prior to Merger	After Merger

Net assets of Munder U.S. Government Income Fund
Class A	$10,517,330	$—
Class B	5,108,688	—
Class C	1,684,985	—
Class K	28,358,064	—
Class Y	1,579,834	—
Net assets of the Fund
Class A	$5,538,571	$16,055,901
Class B	3,323,294	8,431,982
Class C	501,674	2,186,659
Class K	17,075,494	45,433,558
Class Y	18,102,934	19,682,768

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through

22

Munder Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

an approved pricing source, the security may be valued using broker-dealer quotations, last available price, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such

23

Munder Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily, based on the average daily net assets of the Fund at an annual rate of 0.50% on the first $1 billion of assets, and 0.45% on assets exceeding $1 billion. During the year ended June 30, 2006, the Fund paid an annual effective rate of 0.50% for advisory services.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates, subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

24

Munder Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

    In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the year ended June 30, 2006, the Advisor earned $126,745 before payment of sub-administration fees and $79,789 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2006, the Fund paid an annual effective rate of 0.1652% for administrative services.

    Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis) as of June 30, 2006. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $5,726 for its administrative, record keeping and other related services provided to the Fund for the year ended June 30, 2006.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MSTII or @Vantage.

4.	Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares.

25

Munder Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B and Class C Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2006, the Fund paid $82 to Comerica Securities and $91,164 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C and Class K shareholders.

5.	Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $53,116,871 and $21,392,270, respectively, for the year ended June 30, 2006. Cost of purchases and proceeds from sales of U.S. government securities, excluding short-term investments were $33,397,989 and $28,142,103, respectively, for the year ended June 30, 2006.

    At June 30, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $1,090,617, aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $2,302,996 and net depreciation for Federal income tax purposes was $1,212,379. At June 30, 2006, aggregate cost for Federal income tax purposes was $90,322,336.

6.	Revolving Line of Credit

    Effective December 14, 2005, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the

26

Munder Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 13, 2006 on the daily amount of the unused commitment. During the year ended June 30, 2006, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2006, total commitment fees for the Fund were $1,096.

7.	Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.	Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemptions of shares as a part of the dividends paid deduction for income tax purposes.

    As determined on June 30, 2006, permanent differences resulting primarily from paydown gains and losses and premium amortization were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Accumulated
Undistributed	Net
Net Investment	Realized
Income	Loss

$583,977	$(583,977)

    During the years ended June 30, 2006 and 2005, dividends of $3,233,672 and $2,053,260, respectively, were paid to shareholders from ordinary income on a tax basis.

27

Munder Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

    At June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Post October	Capital Loss	Unrealized
Income	Loss	Carryover	Depreciation	Total

$257,095	$(528,704)	$(12,943,950)	$(1,212,379)	$(14,427,938)

    The differences between book and tax distributable earnings are primarily due to premium amortization adjustments, wash sales and deferred trustees’ fees.

    As determined at June 30, 2006, the Fund had available for Federal income tax purposes $12,943,950 of unused capital losses of which $3,041,519, $7,929,451, $527,926, $738,710, $310,004 and $396,340 expire in 2008, 2009, 2010, 2011, 2012 and 2013, respectively.

    The Fund utilized capital loss carryforwards during the year ended June 30, 2006 in the amount of $29,746.

    Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2005 and June 30, 2006 of $528,704.

9. Tax Information (Unaudited)

    The percentages of total net assets invested in U.S. government and U.S. government agency obligations at June 30, 2006 were as follows:

Federal National Mortgage Association	25.6%
Federal Home Loan Mortgage Corporation	19.9%
U.S. Treasury Bonds	7.2%
U.S. Treasury Notes	5.3%
Federal Home Loan Bank	4.0%
Government National Mortgage Association	0.3%

10. Subsequent Event (Unaudited)

    On August 4, 2006, the management team of the Advisor announced that it has partnered with Grail Partners, LLC and private equity firm Crestview Partners, L.P. to acquire Comerica’s controlling interest in the Advisor. If, as expected, the transaction closes, the Advisor’s current investment advisory agreement with the Fund will automatically terminate under applicable law at the time of the closing. On August 22, 2006, the Board of Trustees of the Munder Funds approved a new investment advisory agreement with the Advisor subject to approval by shareholders of the Fund at a Special Meeting called for

28

Munder Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

October 26, 2006. The new investment advisory agreement is expected to become effective on the date of the closing of the transaction.

11. Quarterly Portfolio Schedule (Unaudited)

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12. Proxy Voting Policies and Procedures (Unaudited)

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or and on the Securities and Exchange Commission’s website at www.sec.gov.

13. Proxy Voting Record (Unaudited)

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

14. Approval of Investment Advisory Agreement (Unaudited)

    The Advisor provides investment advisory services to the Fund under a Combined Investment Advisory Agreement dated June 13, 2003 and amended most recently as of May 16, 2006 (“Advisory Agreement”). On May 16, 2006, the Board of Trustees approved the continuation of the Advisory Agreement with respect to the Fund for an additional one-year period commencing on July 1, 2006. In determining whether to approve the continuation of the Advisory Agreement, the Board requested, and received from the Advisor, the information that the Board believed to be reasonably

29

Munder Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

necessary to reach its conclusion, including the information described below. Both in meetings specifically dedicated to renewal of the Advisory Agreement and in other meetings during the course of the year, the Board received materials relating to the services provided to the Munder Funds by the Advisor. In evaluating the Advisory Agreement, the Board conducted a review that was specifically focused upon the renewal of the Advisory Agreement, and relied upon their knowledge, resulting from their meetings throughout the year, of the Advisor, its services and the Munder Funds.

    The Board considered many factors in evaluating whether the Advisory Agreement and the fees provided therein with respect to the Fund should be continued for an additional one-year period. The Board was advised by legal counsel to the Munder Funds and the “Non-Interested Trustees” also were advised by their independent legal counsel with respect to their deliberations regarding the continuation of the Advisory Agreement. (A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act.)

    Among other factors, the Board requested, considered and evaluated information regarding:

    (a) The nature, extent and quality of the services provided by the Advisor to the Fund under the Advisory Agreement: With respect to this factor, the Board considered:

•	the qualifications of management of the Advisor and of persons providing portfolio management services to the Fund. In this regard, the Board was presented with detailed information concerning the Advisor’s efforts in hiring, promoting and retaining qualified investment personnel, including enhancements in the quality and depth in the Advisor’s investment, trading, and administrative services departments due to the recruiting and hiring of additional staff in 2005 and the promotion of employees from within the Advisor in 2005 and 2006, recent changes within key management positions at the Advisor, the Advisor’s personnel retention efforts, and the Advisor’s current intentions regarding future changes in its organizational structure;

•	the Advisor’s efforts in recent years and on an ongoing basis to:

(1)	enhance its research capabilities and make investments in compliance, fund accounting and other technologies relating to the Funds’ operations in order to improve their effectiveness and efficiencies of operations;

30

Munder Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

(2)	grow Fund assets through increased marketing efforts and a focus on asset retention;

(3)	focus on determining the reasonableness of the investment advisory fees for each of the Munder Funds and, as appropriate, to adjust its investment advisory fees (including through the addition of contractual fee breakpoints or reducing its advisory fees), although no such adjustments were made with respect to the Fund in the current period;

(4)	renegotiate the fee arrangements with certain of the other service providers for the Munder Funds in order to reduce the total expense ratios of the Munder Funds and their classes of shares, although no such reductions were made in the current period; and

(5)	seek to better allocate the costs of services across the Munder Funds;

•	the Advisor’s performance, both generally with respect to all the Munder Funds and more specifically with respect to the Fund, as further described below;

•	the information provided by the Advisor in its Form ADV and in response to a detailed series of questions submitted by counsel to the Munder Funds;

•	the terms of the Advisory Agreement; and

•	the general experience, business, operations and financial condition of the Advisor.

    Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the continuance of the Advisory Agreement.

    (b) The investment performance of the Fund and the Advisor: The Board considered the one-, three-, five- and ten-year and since inception total investment performance, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2005 and compared this information to the performance of the Fund’s benchmark index and the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”).

    In addition, the Board considered the Fund’s one-, three-, five- and ten-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well as the three-, five- and ten-year and the overall “star” ratings of the Fund by Morningstar, Inc. The Board also considered the Fund’s one-, three-, five-and ten-year total return for Class A Shares as of

31

Munder Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

December 31, 2005 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund.

    In this regard, the Board considered that: (1) the Fund’s gross returns for Class Y Shares exceeded the performance of the Fund’s benchmark for the one-, three- and five-year periods and trailed slightly the performance of the benchmark for the ten-year and since inception periods and (2) the Fund’s total returns for Class Y Shares, on a gross basis, exceeded the median performance of Fund’s Lipper peer group for each of the one-, three-, five- and ten-year periods.

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund supported approval of the continuance of the Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund: The Board considered detailed information provided by the Advisor as to the costs and profitability of the Advisor over the 12 months ended on December 31, 2005 and projections by the Advisor as to the costs and profitability of the Advisor over the 12 months ending on December 31, 2006, with respect to all services provided by the Advisor and its affiliates to the Fund and based on certain stated assumptions. Based on these facts, the Board concluded that the costs of the Advisor’s services and the profitability of the Advisor under the Advisory Agreement were not unreasonable.

    (d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale: The Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Fund’s shareholders through appropriate mechanisms in the future. Based on these facts, the Board concluded that the Advisor’s efforts in this regard strongly supported approving continuance of the Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable funds: The Board considered the Fund’s advisory fees and total expenses as they compared to those of comparable funds identified by Lipper in the case of the advisory fee comparisons and to the funds included in the Fund’s respective Lipper category in the case of total expense comparisons. The Board also

32

Munder Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) of the Fund’s Class A Shares in comparison to those of each comparable fund in the Fund’s Lipper peer group and in comparison to the average, median, high and low net effective advisory fees of the funds in the Fund’s Lipper peer group. The Board also received separate information prepared by Strategic Insight Mutual Fund Research and Consulting, LLC, a third-party data mutual fund provider, that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. Based on these facts, the Board concluded that the current advisory fee and total fee levels of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Fund: The Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Fund, the Advisor may benefit from its relationship with the Fund in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on these facts, the Board concluded that these additional benefits should not preclude approval of the continuance of the Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved the Advisory Agreement for an additional annual period commencing on July 1, 2006.

33

Munder Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

15. Trustees and Executive Officers (Unaudited)

    Information about the Trustees and Executive Officers of the Munder Funds as of June 30, 2006, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below.

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 58	Trustee and Chairman	Indefinite; Trustee since 2/93; Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (real estate investment operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (10/97 to 12/05).	25	Fieldstone Investment Corporation (since 11/03).

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 59	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/real estate/manufacturing company) (since 1991).	25	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	25	Nighthawk Radiology Holdings, Inc. (since 3/04).

34

Munder Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 11/89	Vice President, Macomb Community College (since 7/01); Dean, Macomb Community College (since 9/97).	25	None

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	25	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company) (since 5/05).

35

Munder Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 47	Trustee(3)	Indefinite; since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	24	Taubman Centers, Inc. (since 1/97).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 50	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	25	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04); LMS Medical Systems (health care technology company) (since 1/06).

36

Munder Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Interested Trustee

Michael T. Monahan(4) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 67	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99).	25	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MSTII only.

(4)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica Incorporated, the indirect parent company of the Advisor. Mr. Monahan also receives retirement and health benefits from Comerica Incorporated.

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Executive Officers

John S. Adams 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	President & Principal Executive Officer	Through 2/07; since 4/06	President and Chief Investment Officer of Munder Capital Management (investment advisor) (since 3/06); President and Chief Investment Officer of Pierce Street Advisors, LLC (investment advisor) (since 3/06); Managing Director and Chief Investment Officer, Equities of Munder Capital Management (12/04 to 3/06); Senior Portfolio Manager of Munder Capital Management (6/87 to 12/04).

Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/07; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); General Counsel of Munder Capital Management (7/00 to 2/05); Director of Diversified Strategy Hedge Fund, Ltd. (since 1/06).

37

Munder Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 40	Vice President & Principal Financial Officer	through 2/07; since 2/01	Managing Director and Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05).

Chérie N. Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 37	Treasurer & Principal Accounting Officer	through 2/07; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

38

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Bond Fund and Board of Trustees of
Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Bond Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Bond Fund of Munder Series Trust at June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 11, 2006

39

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNBOND606

ANNUAL REPORT
June 30, 2006
Munder Cash
Investment Fund
Class A, B, C, K & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    I am delighted to provide you with information about some very positive developments at Munder Capital Management, the investment advisor to The Munder Funds. By mutual agreement with Comerica Incorporated, Munder Capital’s partner for over 10 years, the management team and employees of Munder Capital, along with Crestview Capital Partners, L.P. and Grail Partners, LLC, are buying Comerica’s ownership position in the firm. We anticipate that the transfer of ownership will be completed prior to year end.

    Because Munder Capital retained its own operational infrastructure throughout its partnership with Comerica, we expect the transition to independent ownership of Munder Capital to be seamless. Among the most important outcomes from Munder Capital’s perspective are the continuity in our people and processes, and the opportunity for increased employee ownership. We have always believed that employee ownership is the best way to align our interests with the interests of our clients, and to attract and retain talented professionals. This is a key outcome of the new ownership structure.

    As I hope you can tell from this letter, I am very pleased with this announcement because of its positive implications for both The Munder Funds and for the Munder Capital team. The investment advisory agreement between The Munder Funds and the newly structured Munder Capital Management has been approved by the Board of Trustees of The Munder Funds. In the coming weeks, shareholders of the Funds will receive materials requesting their approval of the investment advisory agreement, which will be sought through a proxy statement. I encourage you to exercise your right to vote your shares.

    Thank you for your confidence in The Munder Funds. We look forward to continuing to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
President and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Shareholder Fee Example
iv	Investment Allocation
1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements
33	Report of Independent Registered Public Accounting Firm

An investor should consider each Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about each investment company can be found in the Fund’s prospectus. To obtain a prospectus, please visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

ii

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	1/1/06	6/30/06	1/1/06-6/30/06	Ratio

Actual
Class A	$1,000.00	$1,020.60	$2.81	0.56%
Class B	$1,000.00	$1,017.00	$6.50	1.30%
Class C	$1,000.00	$1,016.90	$6.55	1.31%
Class K	$1,000.00	$1,021.10	$2.31	0.46%
Class Y	$1,000.00	$1,021.90	$1.60	0.32%

Hypothetical
Class A	$1,000.00	$1,022.02	$2.81	0.56%
Class B	$1,000.00	$1,018.35	$6.51	1.30%
Class C	$1,000.00	$1,018.30	$6.56	1.31%
Class K	$1,000.00	$1,022.51	$2.31	0.46%
Class Y	$1,000.00	$1,023.21	$1.61	0.32%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

iii

Munder Cash Investment Fund

Investment Allocation, June 30, 2006 (Unaudited)

    Fund holdings are subject to change and percentages shown below are based on net assets as of June 30, 2006. The following pie chart illustrates the allocation of the Fund’s investments. A complete list of holdings as of June 30, 2006 is contained in the Portfolio of Investments, which begins on the following page. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

iv

Munder Cash Investment Fund

Portfolio of Investments, June 30, 2006

Principal
Amount		Value

CERTIFICATES OF DEPOSIT — 7.4%
Domestic Securities — 2.7%
$10,000,000	Washington Mutual, Inc., 5.100% due 08/08/2006	$10,000,000
10,000,000	Wells Fargo Bank NA, 5.234% due 03/22/2007 (b)	10,000,000

		20,000,000

Yankee Securities — 4.7%
10,000,000	Rabobank Nederland, 5.010% due 02/14/2007	10,000,000
10,000,000	Royal Bank of Scotland PLC, 4.010% due 07/20/2006	10,000,000
15,000,000	Toronto Dominion Bank, 5.305% due 09/15/2006	14,997,945

		34,997,945

TOTAL CERTIFICATES OF DEPOSIT
(Cost $54,997,945)		54,997,945

COMMERCIAL PAPER — 57.7%
Domestic Securities — 48.7%
10,000,000	Barton Capital LLC, 5.000% due 07/10/2006 (a)	9,987,500
	CHARTA LLC:
5,000,000	5.050% due 07/18/2006 (a)	4,988,077
10,000,000	5.160% due 08/15/2006 (a)	9,935,500
10,000,000	CIT Group Inc., 4.860% due 09/25/2006 (a)	9,883,900
15,000,000	CRC Funding LLC, 5.120% due 08/07/2006 (a)	14,921,067
10,000,000	Crown Point Capital Company, 5.080% due 08/14/2006 (a)	9,937,911
	DaimlerChrysler NA Holding Corporation:
10,000,000	5.040% due 07/17/2006 (a)	9,977,600
5,000,000	5.050% due 07/26/2006 (a)	4,982,465
15,000,000	Falcon Asset Securitization Corporation, 5.160% due 08/07/2006 (a)	14,920,450
15,000,000	Fcar Owner Trust, Series II, 5.140% due 08/15/2006 (a)	14,903,625
10,000,000	Galaxy Funding, Inc., 5.050% due 08/16/2006 (a)	9,935,472

See Notes to Financial Statements.

1

Munder Cash Investment Fund

Portfolio of Investments, June 30, 2006 (continued)

Principal
Amount		Value

COMMERCIAL PAPER (Continued)
Domestic Securities (Continued)
$15,000,000	General Electric Capital Corporation, 4.930% due 07/11/2006 (a)	$14,979,458
15,000,000	Golden Funding Corporation, 5.170% due 08/02/2006 (a)	14,931,067
10,000,000	ING U.S. Funding LLC, 4.910% due 07/14/2006 (a)	9,982,270
10,000,000	International Lease Finance Corporation, 5.335% due 09/26/2006 (a)	9,871,071
10,000,000	Intesa Funding LLC, 5.340% due 09/28/2006 (a)	9,867,983
15,000,000	Jupiter Securitization Corporation, 5.190% due 07/17/2006 (a)	14,965,400
10,000,000	Lexington Parker Capital Corporation, 4.960% due 07/19/2006 (a)	9,975,200
15,000,000	Mane Funding Corporation, 5.200% due 07/17/2006 (a)	14,965,333
5,000,000	Merrill Lynch & Company, 5.110% due 08/07/2006 (a)	4,973,740
10,000,000	Mont Blanc Capital Corporation, 4.910% due 07/10/2006 (a)	9,987,725
10,000,000	National Rural Utilities Cooperative Finance Corporation, 5.250% due 07/28/2006 (a)	9,960,625
20,000,000	New Center Asset Trust, 5.270% due 07/03/2006 (a)	19,994,145
15,000,000	Old Line Funding LLC, 5.240% due 08/03/2006 (a)	14,927,950
15,000,000	Park Avenue Receivables Corporation, 5.200% due 08/04/2006 (a)	14,926,333
10,000,000	Preferred Receivables Funding Corporation, 4.950% due 07/20/2006 (a)	9,973,875
10,000,000	Ranger Funding Company LLC, 5.100% due 08/28/2006 (a)	9,917,833
10,000,000	Sheffield Receivables Corp., 5.210% due 07/19/2006 (a)	9,973,950
10,000,000	Thames Asset Global Securities, 5.130% due 08/21/2006 (a)	9,927,325
10,000,000	Thunder Bay Funding, Inc., 5.200% due 09/14/2006 (a)	9,891,667

See Notes to Financial Statements.

2

Principal
Amount		Value

Domestic Securities (Continued)
$10,000,000	Variable Funding Capital Corporation, 4.960% due 07/19/2006 (a)	$9,975,200
15,000,000	WestLB AG, 4.965% due 07/13/2006 (a)	14,975,175

		363,316,892

Yankee Securities — 9.0%
15,000,000	Bank of Ireland, 5.192% due 04/17/2007 (b)	15,000,000
10,000,000	Calyon North America, Inc., 4.870% due 07/05/2006 (a)	9,994,589
10,000,000	Fortis Funding LLC, 4.860% due 07/05/2006 (a)	9,994,600
10,000,000	HBOS Treasury Services PLC, 5.055% due 08/15/2006 (a)	9,936,812
12,000,000	Macquarie Bank Limited, 5.150% due 07/12/2006 (b)	12,000,000
10,000,000	UBS Finance, Inc., 5.270% due 07/03/2006 (a)	9,997,072

		66,923,073

TOTAL COMMERCIAL PAPER
(Cost $430,239,965)		430,239,965

CORPORATE BONDS AND NOTES — 9.4%
10,000,000	American Honda Finance Corporation, MTN, 144A, 5.239% due 02/21/2007 (b),(c),(d),(e)	10,000,000
10,000,000	Bank of America, NA, 4.960% due 07/11/2006 (a)	10,000,000
10,000,000	Beta Finance, Inc., MTN, 144A, 5.100% due 05/09/2007 (b),(c),(d),(e)	10,000,000
10,000,000	CC USA, Inc., MTN, 144A, 5.286% due 07/28/2006 (b),(c),(d),(e)	9,999,963
10,000,000	K2 USA LLC, MTN, 144A, 5.178% due 06/25/2007 (b),(c),(d),(e)	9,999,521
10,000,000	Merrill Lynch & Co., Inc., 5.321% due 07/27/2007 (b)	10,000,000
10,000,000	World Savings Bank FSB, 4.990% due 07/17/2006 (a)	10,000,000

TOTAL CORPORATE BONDS AND NOTES
(Cost $69,999,484)		69,999,484

See Notes to Financial Statements.

3

Munder Cash Investment Fund

Portfolio of Investments, June 30, 2006 (continued)

Principal
Amount		Value

FUNDING AGREEMENTS — 3.4%
(Cost $25,000,000)
$25,000,000	Jackson National Life Insurance Company 5.070% due 09/27/2006 (b),(f),(g)	$25,000,000

REPURCHASE AGREEMENTS — 22.3%
85,000,000	Agreement with Merrill Lynch & Company, Inc., 5.220% dated 06/30/2006, to be repurchased at $85,036,975 on 07/03/2006, collateralized by $90,415,000 FHLB, 3.500%-4.250% having maturities from 11/28/2008-12/08/2010 (value $86,704,726)	85,000,000
81,172,000	Agreement with State Street Bank & Trust Company, 4.780% dated 06/30/2006, to be repurchased at $81,204,334, on 07/03/2006, collateralized by $75,615,000 FNMA, 6.210% maturing 08/06/2038 (value $82,798,425)	81,172,000

TOTAL REPURCHASE AGREEMENTS
(Cost $166,172,000)		166,172,000

TOTAL INVESTMENTS
(Cost $746,409,394)	100.2%	746,409,394
OTHER ASSETS AND LIABILITIES (Net)	(0.2)	(1,247,855)

NET ASSETS	100.0%	$745,161,539

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable rate security. The interest rate shown reflects the rate in effect as of June 30, 2006.

(c)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(d)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(e)	Security subject to restrictions on resale that has been deemed by the Advisor to be liquid.

(f)	Security subject to restrictions on resale under the terms of the Funding Agreement.

See Notes to Financial Statements.

4

(g)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 10% of its net assets in illiquid securities. At June 30, 2006, this security represents $25,000,000, 3.4% of net assets.

Security	Acquisition Date	Cost

Jackson National Life Insurance Company 5.070% due 09/27/2006	09/27/2005	$25,000,000

ABBREVIATIONS:

FHLB — Federal Home Loan Bank
FNMA — Federal National Mortgage Association
MTN  — Medium Term Note

See Notes to Financial Statements.

5

Munder Cash Investment Fund

Statement of Assets and Liabilities, June 30, 2006

ASSETS:
Investments, at value
See accompanying schedule:
Securities	$580,237,394
Repurchase agreements	166,172,000

Total Investments	746,409,394
Cash	244
Interest receivable	1,395,708
Receivable for Fund shares sold	96,469
Prepaid expenses and other assets	72,935

Total Assets	747,974,750

LIABILITIES:
Payable for Fund shares redeemed	527,724
Dividends payable	1,956,850
Trustees’ fees and expenses payable	74,695
Shareholder servicing fees payable — Class K Shares	71,808
Transfer agency/record keeping fees payable	48,427
Administration fees payable	42,908
Distribution and shareholder servicing fees payable — Class A, B and C Shares	23,439
Custody fees payable	10,128
Investment advisory fees payable	2,041
Accrued expenses and other payables	55,191

Total Liabilities	2,813,211

NET ASSETS	$745,161,539

Investments, at cost	$746,409,394

See Notes to Financial Statements.

6

NET ASSETS consist of:
Accumulated net realized loss on investments sold	$(13,757)
Paid-in capital	745,175,296

$745,161,539

NET ASSETS:
Class A Shares	$69,225,619

Class B Shares	$3,330,104

Class C Shares	$1,906,781

Class K Shares	$610,174,166

Class Y Shares	$60,524,869

SHARES OUTSTANDING:
Class A Shares	69,229,263

Class B Shares	3,331,101

Class C Shares	1,907,358

Class K Shares	610,182,036

Class Y Shares	60,528,436

CLASS A SHARES:
Net asset value, offering price and redemption price per share	$1.00

CLASS B SHARES:
Net asset value and offering price per share*	$1.00

CLASS C SHARES:
Net asset value and offering price per share*	$1.00

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$1.00

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$1.00

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder Cash Investment Fund

Statement of Operations, For the Year Ended June 30, 2006

INVESTMENT INCOME:
Interest	$28,074,543

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	185,319
Class B Shares	56,010
Class C Shares	16,157
Shareholder servicing fees:
Class K Shares	778,194
Investment advisory fees	2,306,706
Administration fees	740,019
Transfer agency/record keeping fees	369,383
Custody fees	107,922
Legal and audit fees	62,792
Registration and filing fees	48,086
Trustees’ fees and expenses	37,597
Other	115,527

Total Expenses	4,823,712
Fees waived by Advisor and distributor	(1,655,906)

Net Expenses	3,167,806

NET INVESTMENT INCOME	24,906,737

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,906,737

See Notes to Financial Statements.

8

Munder Cash Investment Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005

Net investment income	$24,906,737	$10,416,376

Net increase in net assets resulting from operations	24,906,737	10,416,376
Dividends to shareholders from net investment income:
Class A Shares	(2,698,190)	(1,224,012)
Class B Shares	(158,839)	(118,265)
Class C Shares	(47,726)	(18,623)
Class K Shares	(19,689,950)	(7,623,837)
Class Y Shares	(2,312,032)	(1,431,639)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(6,951,988)	(20,909,093)
Class B Shares	(5,683,009)	(9,387,516)
Class C Shares	327,655	(1,158,245)
Class K Shares	116,251,493	(43,129,267)
Class Y Shares	1,799,794	(79,023,369)

Net increase/(decrease) in net assets	105,743,945	(153,607,490)
NET ASSETS:
Beginning of year	639,417,594	793,025,084

End of year	$745,161,539	$639,417,594

See Notes to Financial Statements.

9

Munder Cash Investment Fund

Statements of Changes in Net Assets — Capital Stock Activity(a)

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005

Amount
Class A Shares:
Sold	$118,965,456	$92,269,580
Issued as reinvestment of dividends	2,689,647	1,217,719
Redeemed	(128,607,091)	(114,396,392)

Net decrease	$(6,951,988)	$(20,909,093)

Class B Shares:
Sold	$3,465,724	$4,829,058
Issued as reinvestment of dividends	140,076	105,901
Redeemed	(9,288,809)	(14,322,475)

Net decrease	$(5,683,009)	$(9,387,516)

Class C Shares:
Sold	$4,001,707	$1,286,055
Issued as reinvestment of dividends	43,052	17,195
Redeemed	(3,717,104)	(2,461,495)

Net increase/(decrease)	$327,655	$(1,158,245)

Class K Shares:
Sold	$719,082,621	$383,037,766
Issued as reinvestment of dividends	1,665,273	156,406
Redeemed	(604,496,401)	(426,323,439)

Net increase/(decrease)	$116,251,493	$(43,129,267)

Class Y Shares:
Sold	$55,834,901	$222,978,452
Issued as reinvestment of dividends	1,592,538	312,140
Redeemed	(55,627,645)	(302,313,961)

Net increase/(decrease)	$1,799,794	$(79,023,369)

(a)	Since the Fund has sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

See Notes to Financial Statements.

10

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11

Munder Cash Investment Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/06	6/30/05	6/30/04	6/30/03	6/30/02

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.037	0.015	0.003	0.008	0.020

Total from investment operations	0.037	0.015	0.003	0.008	0.020

Less distributions:
Dividends from net investment income	(0.037)	(0.015)	(0.003)	(0.008)	(0.020)

Total distributions	(0.037)	(0.015)	(0.003)	(0.008)	(0.020)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return(b)	3.71%	1.49%	0.31%	0.82%	1.97%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$69,226	$76,178	$97,087	$113,956	$123,370
Ratio of operating expenses to average net assets	0.58%	0.73%	0.81%	0.80%	0.76%
Ratio of net investment income to average net assets	3.64%	1.45%	0.31%	0.82%	1.97%
Ratio of operating expenses to average net assets without expense waivers	0.83%	0.82%	0.81%	0.80%	0.76%

(a)	Class A Shares, Class B Shares, and Class C Shares of the Fund commenced operations on December 1, 1992, November 1, 2002, and November 5, 2002, respectively.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Annualized.

(d)	Amount represents less than $0.001 per share.

See Notes to Financial Statements.

12

B Shares						C Shares

Year	Year	Year		Period		Year	Year	Year		Period
Ended	Ended	Ended		Ended		Ended	Ended	Ended		Ended
6/30/06	6/30/05	6/30/04		6/30/03		6/30/06	6/30/05	6/30/04		6/30/03

$1.00	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00

0.030	0.010	0.000	(d)	0.001		0.030	0.010	0.000	(d)	0.001

0.030	0.010	0.000	(d)	0.001		0.030	0.010	0.000	(d)	0.001

(0.030)	(0.010)	(0.000	)(d)	(0.001)		(0.030)	(0.010)	(0.000	)(d)	(0.001)

(0.030)	(0.010)	(0.000	)(d)	(0.001)		(0.030)	(0.010)	(0.000	)(d)	(0.001)

$1.00	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00

3.03%	0.99%	0.01%		0.06%		3.03%	0.99%	0.01%		0.06%

$3,330	$9,013	$18,401		$29,030		$1,907	$1,579	$2,737		$3,273
1.21%	1.23%	1.11%		1.33	%(c)	1.22%	1.23%	1.11%		1.33	%(c)
2.84%	0.84%	0.01%		0.07	%(c)	2.95%	0.87%	0.01%		0.07	%(c)
1.58%	1.57%	1.56%		1.55	%(c)	1.58%	1.57%	1.56%		1.55	%(c)

See Notes to Financial Statements.

13

Munder Cash Investment Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	K Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/06	6/30/05	6/30/04	6/30/03	6/30/02

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.038	0.016	0.004	0.009	0.021

Total from investment operations	0.038	0.016	0.004	0.009	0.021

Less distributions:
Dividends from net investment income	(0.038)	(0.016)	(0.004)	(0.009)	(0.021)

Total distributions	(0.038)	(0.016)	(0.004)	(0.009)	(0.021)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return(b)	3.82%	1.59%	0.41%	0.92%	2.08%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$610,174	$493,923	$537,052	$652,701	$702,492
Ratio of operating expenses to average net assets	0.47%	0.63%	0.71%	0.70%	0.66%
Ratio of net investment income to average net assets	3.80%	1.58%	0.41%	0.92%	2.07%
Ratio of operating expenses to average net assets without expense waivers	0.72%	0.72%	0.71%	0.70%	0.66%

(a)	Class K Shares and Class Y Shares of the Fund commenced operations on November 23, 1992 and March 14, 1990, respectively.

(b)	Total return represents aggregate total return for the period indicated.

See Notes to Financial Statements.

14

Y Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/06	6/30/05	6/30/04	6/30/03	6/30/02

$1.00	$1.00	$1.00	$1.00	$1.00

0.039	0.017	0.006	0.011	0.022

0.039	0.017	0.006	0.011	0.022

(0.039)	(0.017)	(0.006)	(0.011)	(0.022)

(0.039)	(0.017)	(0.006)	(0.011)	(0.022)

$1.00	$1.00	$1.00	$1.00	$1.00

3.97%	1.75%	0.56%	1.07%	2.23%

$60,525	$58,725	$137,748	$210,797	$251,634
0.33%	0.48%	0.56%	0.55%	0.51%
3.92%	1.53%	0.56%	1.07%	2.22%
0.58%	0.57%	0.56%	0.55%	0.51%

See Notes to Financial Statements.

15

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16

Munder Cash Investment Fund

Notes to Financial Statements, June 30, 2006

1.	Organization

    As of June 30, 2006, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Cash Investment Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s primary goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares of the Fund are sold at net asset value without a front-end sales charge. Class B and Class C Shares are also sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed

17

Munder Cash Investment Fund

Notes to Financial Statements, June 30, 2006 (continued)

pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

18

Munder Cash Investment Fund

Notes to Financial Statements, June 30, 2006 (continued)

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.35% of the value of its average daily net assets.

    The Advisor voluntarily waived a portion of its advisory fees during the year ended June 30, 2006 in an amount equal to $1,647,647, which is reflected as part of fees waived by Advisor and distributor in the accompanying Statement of Operations. Although the Advisor may seek reimbursement for the amount of this and other advisory fee waivers that occurred on or after February 12, 2003 pursuant to a Reimbursement Agreement with the Fund, it does not intend to do so. At June 30, 2006, the total amount eligible for reimbursement to the Advisor was $2,432,776. The Fund may only grant such reimbursement provided it has a yield that exceeds 0.05% and it receives approval from the Board of Trustees. The Reimbursement Agreement is subject to annual review by the Board of Trustees. During the year ended June 30, 2006, the Fund paid an annual effective rate of 0.1000% for advisory services.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    In addition, the Advisor is also entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the year ended June 30, 2006, the Advisor earned $740,019 before payment of sub-administration fees and $493,801 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2006, the Fund paid an annual effective rate of 0.1123% for administrative services.

    Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis) as of June 30, 2006. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts

19

Munder Cash Investment Fund

Notes to Financial Statements, June 30, 2006 (continued)

for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $53,181 for its administrative, record keeping and other related services provided to the Fund for the year ended June 30, 2006.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MSTII or @Vantage.

4.	Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B and Class C Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

20

Munder Cash Investment Fund

Notes to Financial Statements, June 30, 2006 (continued)

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.15%

    No payments are made under the Plan with regard to Class Y Shares.

    The Distributor voluntarily waived a portion of its 12b-1 fees for Class B and Class C Shares of the Fund during the year ended June 30, 2006. Such waivers were $6,569 and $1,690, respectively, and are reflected as part of fees waived by Advisor and distributor in the accompanying Statement of Operations. This voluntary waiver was discontinued effective November 1, 2005. Pursuant to a Reimbursement Agreement with the Fund, the Distributor may seek reimbursement for the portion of these and other waivers that occurred on or after February 12, 2003 and which represents amounts expended from the Distributor’s own resources to cover actual expenses or costs on behalf of the Fund. At June 30, 2006, the total amounts eligible for reimbursement to the Distributor were $57,077 and $2,675 for Class B and Class C Shares, respectively. The Fund may only grant such reimbursement provided it has a yield that exceeds 0.05% and it receives approval from the Board of Trustees. This Reimbursement Agreement is subject to annual renewal by the Board of Trustees.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2006, the Fund paid $778 to Comerica Securities and $777,760 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5.	Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.	Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing

21

Munder Cash Investment Fund

Notes to Financial Statements, June 30, 2006 (continued)

treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

    During the years ended June 30, 2006 and June 30, 2005, distributions of $24,906,737 and $10,416,376, respectively, were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Capital
Income	Loss Carryover	Total

$2,017,899	$(13,757)	$2,004,142

    The difference between book and tax distributable earnings is primarily due to year-end dividends payable and deferred trustees’ fees.

    As determined at June 30, 2006, the Fund had available for Federal income tax purposes, $13,757 of unused capital losses of which $287, $4,695, $650 and $8,125 expire in 2007, 2008, 2009, and 2010, respectively.

    In addition, $287, $4,695 and $650 of the losses expiring in 2007, 2008, and 2009, respectively, may be further limited as these amounts were acquired in the reorganization with the Munder Money Market Fund that occurred on January 24, 2003.

    At June 30, 2006, aggregate cost for Federal income tax purposes was $746,409,394.

7. Subsequent Event (Unaudited)

    On August 4, 2006, the management team of the Advisor announced that it has partnered with Grail Partners, LLC and private equity firm Crestview Partners, L.P. to acquire Comerica’s controlling interest in the Advisor. If, as expected, the transaction closes, the Advisor’s current investment advisory agreement with the Fund will automatically terminate under applicable law at the time of the closing. On August 22, 2006, the Board of Trustees of the Munder Funds approved a new investment advisory agreement with the Advisor subject to approval by shareholders of the Fund at a Special Meeting called for October 26, 2006. The new investment advisory agreement is expected to become effective on the date of the closing of the transaction.

22

Munder Cash Investment Fund

Notes to Financial Statements, June 30, 2006 (continued)

8.	Quarterly Portfolio Schedule (Unaudited)

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

9.	Proxy Voting Policies and Procedures (Unaudited)

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

10.	Proxy Voting Record (Unaudited)

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

23

Munder Cash Investment Fund

Notes to Financial Statements, June 30, 2006 (continued)

11.	Approval of Investment Advisory Agreement (Unaudited)

    The Advisor provides investment advisory services to the Fund under a Combined Investment Advisory Agreement dated June 13, 2003 and amended most recently as of May 16, 2006 (“Advisory Agreement”). On May 16, 2006, the Board of Trustees approved the continuation of the Advisory Agreement with respect to the Fund for an additional one-year period commencing on July 1, 2006. In determining whether to approve the continuation of the Advisory Agreement, the Board requested, and received from the Advisor, the information that the Board believed to be reasonably necessary to reach its conclusion, including the information described below. Both in meetings specifically dedicated to renewal of the Advisory Agreement and in other meetings during the course of the year, the Board received materials relating to the services provided to the Munder Funds by the Advisor. In evaluating the Advisory Agreement, the Board conducted a review that was specifically focused upon the renewal of the Advisory Agreement, and relied upon their knowledge, resulting from their meetings throughout the year, of the Advisor, its services and the Munder Funds.

    The Board considered many factors in evaluating whether the Advisory Agreement and the fees provided therein with respect to the Fund should be continued for an additional one-year period. The Board was advised by legal counsel to the Munder Funds and the “Non-Interested Trustees” also were advised by their independent legal counsel with respect to their deliberations regarding the continuation of the Advisory Agreement. (A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act.)

    Among other factors, the Board requested, considered and evaluated information regarding:

    (a) The nature, extent and quality of the services provided by the Advisor to the Fund under the Advisory Agreement: With respect to this factor, the Board considered:

•	the qualifications of management of the Advisor and of persons providing portfolio management services to the Fund. In this regard, the Board was presented with detailed information concerning the Advisor’s efforts in hiring, promoting and retaining qualified investment personnel, including enhancements in the quality and depth in the Advisor’s investment, trading, and administrative services departments due to the recruiting and hiring of additional staff in 2005 and the promotion of employees from within the Advisor in 2005 and 2006, recent changes within key

24

Munder Cash Investment Fund

Notes to Financial Statements, June 30, 2006 (continued)

management positions at the Advisor, the Advisor’s personnel retention efforts, and the Advisor’s current intentions regarding future changes in its organizational structure;

•	the Advisor’s efforts in recent years and on an ongoing basis to:

(1)	enhance its research capabilities and make investments in compliance, fund accounting and other technologies relating to the Funds’ operations in order to improve their effectiveness and efficiencies of operations;

(2)	grow Fund assets through increased marketing efforts and a focus on asset retention;

(3)	focus on determining the reasonableness of the investment advisory fees for each of the Munder Funds and, as appropriate, to adjust its investment advisory fees (including through the addition of contractual fee breakpoints or reducing its advisory fees), although no such adjustments were made with respect to the Fund in the current period;

(4)	renegotiate the fee arrangements with certain of the other service providers for the Munder Funds in order to reduce the total expense ratios of the Munder Funds and their classes of shares, although no such reductions were made in the current period; and

(5)	seek to better allocate the costs of services across the Munder Funds;

•	the Advisor’s performance, both generally with respect to all the Munder Funds and more specifically with respect to the Fund, as further described below;

•	the information provided by the Advisor in its Form ADV and in response to a detailed series of questions submitted by counsel to the Munder Funds;

•	the terms of the Advisory Agreement; and

•	the general experience, business, operations and financial condition of the Advisor.

    Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the continuance of the Advisory Agreement.

25

Munder Cash Investment Fund

Notes to Financial Statements, June 30, 2006 (continued)

    (b) The investment performance of the Fund and the Advisor: The Board considered the one-, three-, five- and ten-year and since inception total investment performance, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2005 and compared this information to the performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”). In addition, the Board considered the Fund’s one-, three-, five-and ten-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis. The Board also considered the Fund’s one-, three-, five-and ten-year total return for Class A Shares as of December 31, 2005 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. In this regard, the Board considered that: (1) the Fund’s net and gross returns for Class Y Shares exceeded the median performance of the Fund’s Lipper peer group for the one-, three-, five- and ten-year periods, and (2) the Fund had favorable Lipper rankings.

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund supported approval of the continuance of the Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund: The Board considered detailed information provided by the Advisor as to the costs and profitability of the Advisor over the 12 months ended on December 31, 2005 and projections by the Advisor as to the costs and profitability of the Advisor over the 12 months ending on December 31, 2006, with respect to all services provided by the Advisor and its affiliates to the Fund and based on certain stated assumptions. Based on these facts, the Board concluded that the costs of the Advisor’s services and the profitability of the Advisor under the Advisory Agreement were not unreasonable.

    (d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale: The Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Fund’s shareholders through appropriate mechanisms in the future. Based on these facts, the Board concluded that the Advisor’s efforts in this regard strongly supported approving continuance of the Advisory Agreement.

26

Munder Cash Investment Fund

Notes to Financial Statements, June 30, 2006 (continued)

    (e) A comparison of fee levels of the Fund with those of comparable funds: The Board considered the Fund’s advisory fees and total expenses as they compared to those of comparable funds identified by Lipper in the case of the advisory fee comparisons and to the funds included in the Fund’s respective Lipper category in the case of total expense comparisons. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) of the Fund’s Class A Shares in comparison to those of each comparable fund in the Fund’s Lipper peer group and in comparison to the average, median, high and low net effective advisory fees of the funds in the Fund’s Lipper peer group. The Board also received separate information prepared by Strategic Insight Mutual Fund Research and Consulting, LLC, a third-party data mutual fund provider, that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. Based on these facts, the Board concluded that the current advisory fee and total fee levels of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Fund: The Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Fund, the Advisor may benefit from its relationship with the Fund in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on these facts, the Board concluded that these additional benefits should not preclude approval of the continuance of the Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved the Advisory Agreement for an additional annual period commencing on July 1, 2006.

27

Munder Cash Investment Fund

Notes to Financial Statements, June 30, 2006 (continued)

12.	Trustees and Executive Officers (Unaudited)

    Information about the Trustees and Executive Officers of the Munder Funds as of June 30, 2006, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below.

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 58	Trustee and Chairman	Indefinite; Trustee since 2/93; Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (real estate investment operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (10/97 to 12/05).	25	Fieldstone Investment Corporation (since 11/03).

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 59	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/real estate/manufacturing company) (since 1991).	25	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	25	Nighthawk Radiology Holdings, Inc. (since 3/04).

28

Munder Cash Investment Fund

Notes to Financial Statements, June 30, 2006 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 11/89	Vice President, Macomb Community College (since 7/01); Dean, Macomb Community College (since 9/97).	25	None

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	25	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company) (since 5/05).

29

Munder Cash Investment Fund

Notes to Financial Statements, June 30, 2006 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 47	Trustee(3)	Indefinite; Since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	24	Taubman Centers, Inc. (since 1/97).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 50	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	25	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04); LMS Medical Systems (health care technology company) (since 1/06).

30

Munder Cash Investment Fund

Notes to Financial Statements, June 30, 2006 (continued)

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Interested Trustee

Michael T. Monahan(4) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 67	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99).	25	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MSTII only.

(4)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica Incorporated, the indirect parent company of the Advisor. Mr. Monahan also receives retirement and health benefits from Comerica Incorporated.

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Executive Officers

John S. Adams 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	President & Principal Executive Officer	through 2/07; since 4/06	President and Chief Investment Officer of Munder Capital Management (investment advisor) (since 3/06); President and Chief Investment Officer of Pierce Street Advisors, LLC (investment advisor) (since 3/06); Managing Director and Chief Investment Officer, Equities of Munder Capital Management (12/04 to 3/06); Senior Portfolio Manager of Munder Capital Management (6/87 to 12/04).

Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/07; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); General Counsel of Munder Capital Management (7/00 to 2/05); Director of Diversified Strategy Hedge Fund, Ltd. (since 1/06).

31

Munder Cash Investment Fund

Notes to Financial Statements, June 30, 2006 (continued)

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 40	Vice President & Principal Financial Officer	through 2/07; since 2/01	Managing Director and Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05).

Chérie N. Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 37	Treasurer & Principal Accounting Officer	through 2/07; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

32

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Cash Investment Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Cash Investment Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Cash Investment Fund of Munder Series Trust at June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 11, 2006

33

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34

[This Page Intentionally Left Blank]

35

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNCASH606

ANNUAL REPORT
June 30, 2006
Munder Energy Fund
(formerly Munder Power Plus Fund ® )
Class A, B, C, K & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    I am delighted to provide you with information about some very positive developments at Munder Capital Management, the investment advisor to The Munder Funds. By mutual agreement with Comerica Incorporated, Munder Capital’s partner for over 10 years, the management team and employees of Munder Capital, along with Crestview Capital Partners, L.P. and Grail Partners, LLC, are buying Comerica’s ownership position in the firm. We anticipate that the transfer of ownership will be completed prior to year end.

    Because Munder Capital retained its own operational infrastructure throughout its partnership with Comerica, we expect the transition to independent ownership of Munder Capital to be seamless. Among the most important outcomes from Munder Capital’s perspective are the continuity in our people and processes, and the opportunity for increased employee ownership. We have always believed that employee ownership is the best way to align our interests with the interests of our clients, and to attract and retain talented professionals. This is a key outcome of the new ownership structure.

    As I hope you can tell from this letter, I am very pleased with this announcement because of its positive implications for both The Munder Funds and for the Munder Capital team. The investment advisory agreement between The Munder Funds and the newly structured Munder Capital Management has been approved by the Board of Trustees of The Munder Funds. In the coming weeks, shareholders of the Funds will receive materials requesting their approval of the investment advisory agreement, which will be sought through a proxy statement. I encourage you to exercise your right to vote your shares.

    Thank you for your confidence in The Munder Funds. We look forward to continuing to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
President and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Hypothetical and Total Returns
vi	Shareholder Fee Example
1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements
34	Report of Independent Registered Public Accounting Firm

An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain a prospectus, please visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund concentrates its investments in energy-related securities, and is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. Furthermore, the power technology stocks in which the Fund invests are relatively volatile. The Fund tends to invest in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. Investments by the Fund in foreign securities, which may make up the entire portfolio, involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. In addition, performance and after-tax returns can be significantly impacted by Fund investments in initial public offerings (IPOs), which may involve short-term trading. We cannot, however, ensure that the Fund will obtain IPOs.

    Fund holdings are subject to change and percentages shown below are based on net assets as of June 30, 2006. The following pie chart illustrates the allocation of the Fund’s investments by sub-industry. A complete list of holdings as of June 30, 2006 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SUB-INDUSTRY ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the year ended June 30, 2006. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Michael Bryk and John Kreiter

    The Fund generated a return of 30.84% for the one year ended June 30, 2006, relative to the 36.20% return for the Deutsche Bank Energy Index and the 38.20% return for the Lipper universe of natural resources funds.

    The Fund’s absolute performance for the year ended June 30, 2006 reflected strength in energy-related investments in general, although relative performance lagged the Fund’s Deutsche Bank Energy benchmark primarily due to the Fund’s exposure in energy technology companies.

    During the year ended June 30, 2006, the performance of companies engaged in energy technologies, which represents approximately 18% of the Fund, tended to lag behind the returns of more traditional energy companies. As a result, the positive impact of strong stock selection in a number of the Fund’s segments was offset by an underweight in traditional energy industries, such as oil & gas drilling.

    Stock selection was particularly strong in the oil & gas refining & marketing, oil & gas exploration & production, and oil & gas equipment & services segments of the Fund. Valero Energy Corporation (4.3% of the Fund) was primarily responsible for the good relative performance of the oil & gas refining & marketing holdings, while Ultra Petroleum Corp. (0.8% of the Fund) boosted returns in the Fund’s oil & gas exploration & production segment. Weatherford International Ltd. (0.9% of the Fund) was largely responsible for the relative strength of the Fund’s oil & gas equipment & services holdings. Valero Energy refines and markets premium, environmentally clean products. Ultra Petroleum is involved in the development, production, exploration and acquisition of oil and gas properties, with operations focused primarily in the Green River Basin of southwest Wyoming and Bohai Bay, offshore China. Weatherford International provides oil and gas drilling services and equipment, well installation services and a complete line of artificial lift equipment, including a variety of pumping systems.

    Other stocks that helped to boost performance included Peabody Energy Corporation, which was sold in January for valuation reasons, and Vestas Wind Systems AS (1.3% of the Fund). Peabody Energy is a coal mining firm and Vestas Wind Systems is a Danish manufacturer of wind turbines.

    Holdings that were among the largest detractors from the Fund’s relative performance included Plug Power, Inc. (0.7% of the Fund), Quantum Fuel Systems, Inc., which was eliminated from the Fund in December, and FuelCell Energy, Inc. (1.1% of the Fund). Plug Power designs and manufactures on-site electricity generation systems, such as a fuel cell system that operates on natural gas. Quantum Fuel Systems offers integrated fuel systems for use in alternative fuel vehicles and fuel cell applications. FuelCell Energy develops and manufactures fuel cell power plants.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Deutsche Bank Energy Index is an equal-dollar weighted index of widely held companies involved in producing and providing oil and natural gas, including domestic and international oil producers, refiners and transmitters, oil equipment manufacturers and drillers, and natural gas producers. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of natural resources funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Hypothetical and Total Returns

The following graph represents the performance of the Munder Energy Fund (the “Fund”) Class Y Shares since the inception of the Fund. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Past performance is no guarantee of future results. Investment return and principal value of any investment will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder Energy Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Initial Investment

iv

	GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

						Lipper
Class and	With		Without	S&P 500®	Deutsche Bank	Natural Resources
Inception Date	Load		Load	Index#	Energy Index#	Funds Median*

CLASS A (3/13/01)	$16,613	(2)	$17,577	$11,211	$28,403	$22,607
CLASS B (3/13/01)	16,761	(3)	16,861	11,211	28,403	22,607
CLASS C (3/13/01)(1)	16,712	(2)	16,881	11,211	28,403	22,607
CLASS K (3/13/01)	N/A		17,556	11,211	28,403	22,607
CLASS Y (3/13/01)	N/A		17,798	11,211	28,403	22,607

	AVERAGE ANNUAL TOTAL RETURNS

	One		One	Five		Five	Since		Since
Class and	Year		Year	Year		Year	Inception		Inception
Inception Date	w/load		w/out load	w/load		w/out load	w/load		w/out load

CLASS A (3/13/01)	23.35%	(2)	30.56%	11.00%	(2)	12.26%	10.05%	(2)	11.22%
CLASS B (3/13/01)	24.51%	(3)	29.51%	11.13%	(3)	11.40%	10.23%	(3)	10.36%
CLASS C (3/13/01)(1)	28.57%	(3)	29.57%	11.17%	(2)	11.40%	10.17%	(2)	10.38%
CLASS K (3/13/01)	N/A		30.61%	N/A		12.23%	N/A		11.20%
CLASS Y (3/13/01)	N/A		30.84%	N/A		12.52%	N/A		11.49%

(1)	Class II Shares were converted and/or reclassified as Class C Shares as of the close of business October 31, 2003. Performance information for Class C Shares for periods prior to October 31, 2003 are for Class II Shares, and reflect the fees and expenses of the Class II Shares prior to that date.

(2)	Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares or 1.00% for Class II Shares (now Class C Shares), as applicable.

(3)	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

#	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The Deutsche Bank Energy Index is an equal-dollar weighted index of widely held companies involved in producing and providing oil and natural gas, including domestic and international oil producers, refiners and transmitters, oil equipment manufacturers and drillers, and natural gas producers. Index comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 3/1/01.

*	The Lipper Natural Resources Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. Lipper comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 3/1/01.

v

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	1/1/06	6/30/06	1/1/06-6/30/06	Ratio

Actual
Class A	$1,000.00	$1,139.20	$8.33	1.57%
Class B	$1,000.00	$1,134.30	$12.28	2.32%
Class C	$1,000.00	$1,134.90	$12.28	2.32%
Class K	$1,000.00	$1,139.40	$8.17	1.54%
Class Y	$1,000.00	$1,140.20	$7.00	1.32%

Hypothetical
Class A	$1,000.00	$1,017.01	$7.85	1.57%
Class B	$1,000.00	$1,013.29	$11.58	2.32%
Class C	$1,000.00	$1,013.29	$11.58	2.32%
Class K	$1,000.00	$1,017.16	$7.70	1.54%
Class Y	$1,000.00	$1,018.25	$6.61	1.32%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

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viii

Munder Energy Fund

Portfolio of Investments, June 30, 2006

Shares		Value

COMMON STOCKS — 99.9%
Energy — 80.9%
Coal & Consumable Fuels — 0.5%
1,000	Aventine Renewable Energy Holdings, Inc. †	$38,900
31,500	KFx Inc. †	481,320

		520,220

Integrated Oil & Gas — 34.5%
33,300	BP PLC, ADR	2,318,013
38,525	Chevron Corporation	2,390,861
49,394	ConocoPhillips	3,236,789
48,900	ENI SPA, ADR	2,872,875
46,100	Exxon Mobil Corporation	2,828,235
53,700	Hess Corporation	2,838,045
63,500	Marathon Oil Corporation	5,289,550
34,000	Murphy Oil Corporation	1,899,240
48,400	Occidental Petroleum Corporation	4,963,420
93,500	Repsol YPF, SA, ADR	2,623,610
32,600	Royal Dutch Shell PLC, Class A, ADR	2,183,548
134,200	Statoil ASA, ADR	3,827,384
44,200	Total SA, ADR	2,895,984

		40,167,554

Oil & Gas Drilling — 10.5%
33,300	Diamond Offshore Drilling, Inc.	2,794,869
49,900	GlobalSantaFe Corporation	2,881,725
6,200	Helmerich & Payne, Inc.	373,612
39,150	Noble Corporation	2,913,543
40,300	Transocean, Inc. †	3,236,896

		12,200,645

Oil & Gas Equipment & Services — 11.6%
35,850	Baker Hughes, Incorporated	2,934,323
38,800	Halliburton Company	2,879,348
30,200	Oil States International, Inc. †	1,035,256
49,100	Schlumberger Limited	3,196,901
55,200	Smith International, Inc.	2,454,744
21,100	Weatherford International Ltd. †	1,046,982

		13,547,554

See Notes to Financial Statements.

1

Munder Energy Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy (Continued)
Oil & Gas Exploration & Production — 17.4%
44,600	Anadarko Petroleum Corporation	$2,126,974
29,236	Apache Corporation	1,995,357
13,700	Denbury Resources Inc. †	433,879
18,200	Devon Energy Corporation	1,099,462
45,200	EOG Resources, Inc.	3,134,168
50,000	Kerr-McGee Corporation	3,467,500
50,900	Noble Energy, Inc.	2,385,174
31,300	Swift Energy Company †	1,343,709
15,200	Ultra Petroleum Corp. †	900,904
76,300	XTO Energy Inc.	3,377,801

		20,264,928

Oil & Gas Refining & Marketing — 6.4%
36,000	Sunoco, Inc.	2,494,440
75,000	Valero Energy Corporation	4,989,000

		7,483,440

Total Energy		94,184,341

Health Care — 0.5%
Health Care Equipment — 0.5%
22,373	Intermagnetics General Corporation †	603,624

Industrials — 11.9%
Construction & Engineering — 2.5%
169,400	Quanta Services, Inc. †	2,935,702

Electrical Components & Equipment — 6.6%
69,600	American Power Conversion Corporation	1,356,504
45,600	American Superconductor Corporation †	402,648
58,400	C&D Technologies, Inc.	439,168
29,700	Energy Conversion Devices, Inc. †	1,081,971
25,600	Evergreen Solar, Inc. †	332,288
137,000	FuelCell Energy, Inc. †	1,312,460
27,900	General Cable Corporation †	976,500
196,300	Power-One, Inc. †	1,295,580
30,400	Vicor Corporation	503,728

		7,700,847

See Notes to Financial Statements.

2

Shares		Value

Industrials (Continued)
Electrical Components & Equipment (Continued)
Heavy Electrical Equipment — 2.8%
141,700	Active Power, Inc. †	$480,363
74,900	Distributed Energy Systems Corp. †	387,233
172,500	Plug Power, Inc. †	805,575
55,700	Vestas Wind Systems AS †	1,523,384

		3,196,555

Total Industrials		13,833,104

Information Technology — 6.6%
Electronic Equipment Manufacturers — 1.7%
33,000	Itron, Inc. †	1,955,580

Electronic Manufacturing Services — 0.7%
42,000	Maxwell Technologies, Inc. †	824,460

Semiconductors — 4.2%
176,600	Infineon Technologies AG, ADR †	1,970,856
62,900	International Rectifier Corporation †	2,458,132
54,400	IXYS Corporation †	522,240

		4,951,228

Total Information Technology		7,731,268

Materials — 0.0% #
Diversified Chemicals — 0.0% #
1,140	Arkema, ADR †	44,203

TOTAL COMMON STOCKS
(Cost $64,806,960)		116,396,540

WARRANTS — 0.0%
Industrials — 0.0%
Electrical Components & Equipment — 0.0%
20,000	Electric City Corp., expires 12/10/07, (exercise price: $13.50) †,(a)	0
5,000	Electric City Corp., expires 4/17/08, (exercise price: $13.50) †,(a)	0

TOTAL WARRANTS
(Cost $126,156)		0

See Notes to Financial Statements.

3

Munder Energy Fund

Portfolio of Investments, June 30, 2006 (continued)

Principal
Amount

REPURCHASE AGREEMENT — 0.2%
(Cost $195,000)
$195,000	Agreement with State Street Bank and Trust Company, 4.780% dated 06/30/2006, to be repurchased at $195,078 on 07/03/2006, collateralized by $210,000 FHLMC, 4.125% maturing 11/18/2009 (value $201,863)	195,000

TOTAL INVESTMENTS
(Cost $65,128,116)	100.1%	116,591,540
OTHER ASSETS AND LIABILITIES (Net)	(0.1)	(152,929)

NET ASSETS	100.0%	$116,438,611

†	Non-income producing security.

(a)	Fair valued security as of June 30, 2006 (See Notes to Financial Statements, Note 2).

#	Amount represents less than 0.1% of net assets.

ABBREVIATIONS:

ADR   — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

4

At June 30, 2006 the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	82.5%	$96,136,683
Norway	3.3	3,827,384
France	2.5	2,940,187
Italy	2.5	2,872,875
Spain	2.2	2,623,610
United Kingdom	2.0	2,318,013
Netherlands Antilles	1.9	2,183,548
Germany	1.7	1,970,856
Denmark	1.3	1,523,384

TOTAL COMMON STOCKS	99.9	116,396,540
REPURCHASE AGREEMENT	0.2	195,000
WARRANTS	0.0	—

TOTAL INVESTMENTS	100.1	116,591,540
OTHER ASSETS AND LIABILITIES (Net)	(0.1)	(152,929)

NET ASSETS	100.0%	$116,438,611

See Notes to Financial Statements.

5

Munder Energy Fund

Statement of Assets and Liabilities, June 30, 2006

ASSETS:
Investment, at value
See accompanying schedule:
Securities	$116,396,540
Repurchase agreement	195,000

Total Investments	116,591,540
Cash	666
Interest receivable	26
Dividends receivable	95,327
Receivable for investment securities sold	273,886
Receivable for Fund shares sold	209,100
Prepaid expenses and other assets	50,538

Total Assets	117,221,083

LIABILITIES:
Payable for Fund shares redeemed	464,122
Payable for investment securities purchased	43,000
Investment advisory fees payable	67,768
Distribution and shareholder servicing fees payable — Class A, B and C Shares	59,304
Transfer agency/record keeping fees payable	43,048
Trustees’ fees and expenses payable	37,921
Administration fees payable	13,924
Custody fees payable	2,416
Accrued expenses and other payables	50,969

Total Liabilities	782,472

NET ASSETS	$116,438,611

Investments, at cost	$65,128,116

See Notes to Financial Statements.

6

NET ASSETS consist of:
Accumulated net investment loss	$(29,827)
Accumulated net realized loss on investments sold	(36,349,708)
Net unrealized appreciation of investments	51,463,424
Paid-in capital	101,354,722

$116,438,611

NET ASSETS:
Class A Shares	$49,783,680

Class B Shares	$43,115,162

Class C Shares	$22,948,192

Class K Shares	$9,157

Class Y Shares	$582,420

SHARES OUTSTANDING:
Class A Shares	2,856,786

Class B Shares	2,578,128

Class C Shares	1,371,217

Class K Shares	526

Class Y Shares	32,997

CLASS A SHARES:
Net asset value and redemption price per share	$17.43

Maximum sales charge	5.50%
Maximum offering price per share	$18.44

CLASS B SHARES:
Net asset value and offering price per share*	$16.72

CLASS C SHARES:
Net asset value and offering price per share*	$16.74

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$17.41

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$17.65

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder Energy Fund

Statement of Operations, For the Year Ended June 30, 2006

INVESTMENT INCOME:
Interest	$19,546
Dividends(a)	1,500,415

Total Investment Income	1,519,961

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	123,032
Class B Shares	453,448
Class C Shares	211,043
Shareholder servicing fees:
Class K Shares	21
Investment advisory fees	871,172
Administration fees	183,039
Transfer agency/record keeping fees	241,403
Custody fees	32,194
Legal and audit fees	44,871
Trustees’ fees and expenses	33,768
Registration and filing fees	46,781
Other	70,931

Total Expenses	2,311,703

NET INVESTMENT LOSS	(791,742)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	14,642,330
Foreign currency-related transactions	(50)
Net change in unrealized appreciation/(depreciation) of:
Securities	14,222,599
Foreign currency-related transactions	(41)

Net realized and unrealized gain on investments	28,864,838

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,073,096

(a)	Net of foreign withholding taxes of $79,802.

See Notes to Financial Statements.

8

Munder Energy Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005

Net investment loss	$(791,742)	$(779,168)
Net realized gain from security and foreign currency-related transactions	14,642,280	11,686,751
Net change in unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	14,222,558	17,774,644

Net increase in net assets resulting from operations	28,073,096	28,682,227
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(103,912)	6,083,977
Class B Shares	(11,359,863)	(9,784,611)
Class C Shares	952,382	(3,487,759)
Class K Shares	—	(2,909)
Class Y Shares	97,758	29,351
Short-term trading fees	15,838	7,341

Net increase in net assets	17,675,299	21,527,617
NET ASSETS
Beginning of year	98,763,312	77,235,695

End of year	$116,438,611	$98,763,312

Accumulated net investment loss	$(29,827)	$(27,193)

See Notes to Financial Statements.

9

Munder Energy Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005

Amount
Class A Shares:
Sold	$20,439,147	$15,654,319
Redeemed	(20,543,059)	(9,570,342)

Net increase/(decrease)	$(103,912)	$6,083,977

Class B Shares:
Sold	$5,805,944	$3,847,079
Redeemed	(17,165,807)	(13,631,690)

Net decrease	$(11,359,863)	$(9,784,611)

Class C Shares:
Sold	$6,184,468	$2,935,189
Redeemed	(5,232,086)	(6,422,948)

Net increase/(decrease)	$952,382	$(3,487,759)

Class K Shares:
Redeemed	$—	$(2,909)

Net decrease	$—	$(2,909)

Class Y Shares:
Sold	$139,132	$84,028
Redeemed	(41,374)	(54,677)

Net increase	$97,758	$29,351

See Notes to Financial Statements.

10

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005

Shares
Class A Shares:
Sold	1,273,708	1,429,110
Redeemed	(1,305,049)	(858,585)

Net increase/(decrease)	(31,341)	570,525

Class B Shares:
Sold	381,498	342,628
Redeemed	(1,121,996)	(1,248,888)

Net decrease	(740,498)	(906,260)

Class C Shares:
Sold	401,866	262,866
Redeemed	(346,358)	(598,651)

Net increase/(decrease)	55,508	(335,785)

Class K Shares:
Redeemed	—	(276)

Net decrease	—	(276)

Class Y Shares:
Sold	8,500	7,274
Redeemed	(2,502)	(5,113)

Net increase	5,998	2,161

See Notes to Financial Statements.

11

Munder Energy Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/06(d)	6/30/05(d)	6/30/04(d)	6/30/03(d)	6/30/02(d)

Net asset value, beginning of period	$13.35	$9.57	$6.79	$7.42	$9.86

Income/(loss) from investment operations:
Net investment loss	(0.04)	(0.04)	(0.05)	(0.07)	(0.10)
Net realized and unrealized gain/(loss) on investments	4.12	3.82	2.83	(0.56)	(2.28)

Total from investment operations	4.08	3.78	2.78	(0.63)	(2.38)

Less distributions:
Distributions from net realized gains	—	—	—	—	(0.06)
Distributions from capital	—	—	—	—	(0.00	)(c)

Total distributions	—	—	—	—	(0.06)

Short-term trading fees	0.00 (c)	0.00 (c)	—	—	—

Net asset value, end of period	$17.43	$13.35	$9.57	$6.79	$7.42

Total return(b)	30.56%	39.50%	40.94%	(8.49)%	(24.11)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$49,784	$38,557	$22,182	$20,107	$33,446
Ratio of operating expenses to average net assets	1.56%	1.68%	1.89%	1.96%	1.76%
Ratio of net investment loss to average net assets	(0.23)%	(0.38)%	(0.65)%	(1.22)%	(1.15)%
Portfolio turnover rate	25%	38%	41%	93%	107%
Ratio of operating expenses to average net assets without expense waivers	1.56%	1.68%	1.90%	1.97%	1.76%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on March 13, 2001.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Amount represents less than $0.01 per share.

(d)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

12

B Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/06(d)	6/30/05(d)	6/30/04(d)	6/30/03(d)	6/30/02(d)

$12.91	$9.32	$6.66	$7.34	$9.83

(0.16)	(0.13)	(0.11)	(0.12)	(0.16)
3.97	3.72	2.77	(0.56)	(2.27)

3.81	3.59	2.66	(0.68)	(2.43)

—	—	—	—	(0.06)
—	—	—	—	(0.00	)(c)

—	—	—	—	(0.06)

0.00 (c)	0.00 (c)	—	—	—

$16.72	$12.91	$9.32	$6.66	$7.34

29.51%	38.52%	39.94%	(9.26)%	(24.70)%

$43,115	$42,838	$39,396	$33,404	$50,354
2.31%	2.43%	2.64%	2.71%	2.51%
(1.03)%	(1.18)%	(1.40)%	(1.97)%	(1.90)%
25%	38%	41%	93%	107%
2.31%	2.43%	2.65%	2.72%	2.51%

See Notes to Financial Statements.

13

Munder Energy Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/06(d)	6/30/05(d)	6/30/04(d)	6/30/03(d)	6/30/02(d)

Net asset value, beginning of period	$12.92	$9.33	$6.67	$7.35	$9.84

Income/(loss) from investment operations:
Net investment loss	(0.15)	(0.13)	(0.11)	(0.12)	(0.16)
Net realized and unrealized gain/(loss) on investments	3.97	3.72	2.77	(0.56)	(2.27)

Total from investment operations	3.82	3.59	2.66	(0.68)	(2.43)

Less distributions:
Distributions from net realized gains	—	—	—	—	(0.06)
Distributions from capital	—	—	—	—	(0.00	)(c)

Total distributions	—	—	—	—	(0.06)

Short-term trading fees	0.00 (c)	0.00 (c)	—	—	—

Net asset value, end of period	$16.74	$12.92	$9.33	$6.67	$7.35

Total return(b)	29.57%	38.48%	39.88%	(9.25)%	(24.67)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$22,948	$16,996	$15,411	$13,768	$20,917
Ratio of operating expenses to average net assets	2.31%	2.43%	2.64%	2.71%	2.51%
Ratio of net investment loss to average net assets	(0.99)%	(1.18)%	(1.40)%	(1.97)%	(1.90)%
Portfolio turnover rate	25%	38%	41%	93%	107%
Ratio of operating expenses to average net assets without expense waivers	2.31%	2.43%	2.65%	2.72%	2.51%

(a)	Prior to the close on business of October 31, 2003, the Fund offered Class II Shares, which were converted and/or reclassified as Class C Shares on that date. Class II Shares, which commenced operations on March 13, 2001, were subject to a front-end sales charge of 1.00% and were also subject to a 1.00% CDSC on redemptions of Class II Shares within eighteen months of purchase. The financial highlights for periods prior to October 31, 2003 are for the Class II Shares and reflect the fees and expenses of the Class II Shares. Class K Shares commenced operations on March 13, 2001.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Amount represents less than $0.01 per share.

(d)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

14

K Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/06(d)	6/30/05(d)	6/30/04(d)	6/30/03(d)	6/30/02(d)

$13.33	$9.56	$6.79	$7.42	$9.86

(0.04)	(0.05)	(0.05)	(0.07)	(0.09)
4.12	3.82	2.82	(0.56)	(2.29)

4.08	3.77	2.77	(0.63)	(2.38)

—	—	—	—	(0.06)
—	—	—	—	(0.00	)(c)

—	—	—	—	(0.06)

0.00 (c)	0.00(c )	—	—	—

$17.41	$13.33	$9.56	$6.79	$7.42

30.61%	39.44%	40.80%	(8.49)%	(24.11)%

$9	$7	$8	$36	$43
1.55%	1.68%	1.89%	1.96%	1.76%
(0.23)%	(0.44)%	(0.65)%	(1.22)%	(1.15)%
25%	38%	41%	93%	107%
1.55%	1.68%	1.90%	1.97%	1.76%

See Notes to Financial Statements.

15

Munder Energy Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/06(d)	6/30/05(d)	6/30/04(d)	6/30/03(d)	6/30/02(d)

Net asset value, beginning of period	$13.49	$9.65	$6.83	$7.45	$9.87

Income/(loss) from investment operations:
Net investment loss	0.01	(0.02)	(0.03)	(0.06)	(0.07)
Net realized and unrealized gain/(loss) on investments	4.15	3.86	2.85	(0.56)	(2.29)

Total from investment operations	4.16	3.84	2.82	(0.62)	(2.36)

Less distributions:
Distributions from net realized gains	—	—	—	—	(0.06)
Distributions from capital	—	—	—	—	0.00 (c)

Total distributions	—	—	—	—	(0.06)

Short-term trading fees	0.00 (c)	0.00 (c)	—	—	—

Net asset value, end of period	$17.65	$13.49	$9.65	$6.83	$7.45

Total return(b)	30.84%	39.79%	41.29%	(8.32)%	(23.89)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$582	$364	$240	$149	$1,352
Ratio of operating expenses to average net assets	1.31%	1.43%	1.64%	1.71%	1.51%
Ratio of net investment income/(loss) to average net assets	0.04%	(0.14)%	(0.40)%	(0.97)%	(0.90)%
Portfolio turnover rate	25%	38%	41%	93%	107%
Ratio of operating expenses to average net assets without expense waivers	1.31%	1.43%	1.65%	1.72%	1.51%

(a)	Class Y Shares of the Fund commenced operations on March 13, 2001.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Amount represents less than $0.01 per share.

(d)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

16

Munder Energy Fund

Notes to Financial Statements, June 30, 2006

1.	Organization

    As of June 30, 2006, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Energy Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

    On April 16, 2006, the Fund changed its name from the Munder Power Plus Fund® to the Munder Energy Fund.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various

17

Munder Energy Fund

Notes to Financial Statements, June 30, 2006 (continued)

pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

18

Munder Energy Fund

Notes to Financial Statements, June 30, 2006 (continued)

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such

19

Munder Energy Fund

Notes to Financial Statements, June 30, 2006 (continued)

expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Short-Term Trading (Redemption) Fees: During the year ended June 30, 2006, a short-term trading fee of 2% was assessed on certain redemptions of Fund shares made within 60 days of purchase as described in the Fund’s prospectus. The fee, which was retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed daily and payable monthly at an annual rate of 0.75% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the year ended June 30, 2006, the Advisor earned $183,039 before payment of sub-administration fees and $118,054 after payment of

20

Munder Energy Fund

Notes to Financial Statements, June 30, 2006 (continued)

sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2006, the Fund paid an annual effective rate of 0.1574% for administrative services.

    Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis) as of June 30, 2006. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $6 for its administrative, record keeping and other related services provided to the Fund for the year ended June 30, 2006.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B and Class C Shares to pay for certain shareholder services and the

21

Munder Energy Fund

Notes to Financial Statements, June 30, 2006 (continued)

distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2006, the Fund paid $19 to Comerica Securities and $267 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $29,161,680 and $38,479,632, respectively, for the year ended June 30, 2006.

    At June 30, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $51,641,700, aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $1,073,764 and net appreciation for Federal income tax purposes was $50,567,936. At June 30, 2006, aggregate cost for Federal income tax purposes was $66,023,604.

6. Investment Concentration

    The Fund invests primarily in domestic and, to a lesser extent, foreign energy-related companies. As a result, the Fund is particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific energy-related products or services and tax and other government regulation. As of June 30, 2006, more than 25% of the Fund’s assets were invested in issuers in the integrated oil & gas industry. When a fund concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on a fund than they would of a fund that does not concentrate its investments. The value of the Fund’s shares

22

Munder Energy Fund

Notes to Financial Statements, June 30, 2006 (continued)

may fluctuate more than shares of a fund investing in a broader range of securities.

7. Revolving Line of Credit

    Effective December 14, 2005, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 13, 2006 on the daily amount of the unused commitment. During the year ended June 30, 2006, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2006, total commitment fees for the Fund were $1,337.

8. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    As determined on June 30, 2006, permanent differences resulting primarily from foreign currency gains and losses and net operating losses were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Accumulated
Undistributed	Net
Net Investment	Realized	Paid-in
Income	Gain	Capital

$789,108	$50	$(789,158)

23

Munder Energy Fund

Notes to Financial Statements, June 30, 2006 (continued)

    At June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Post October	Capital Loss	Unrealized
Loss	Carryover	Appreciation	Total

$(50)	$(35,454,220)	$50,567,936	$15,113,666

    The differences between book and tax distributable earnings are primarily due to wash sales and deferred trustees’ fees.

    As determined at June 30, 2006, the Fund had available for Federal income tax purposes, $35,454,220 of unused capital losses of which $16,285,354 and $19,168,866 expire in 2011 and 2012, respectively.

    Certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net foreign currency losses arising between November 1, 2005 and June 30, 2006 of $50.

    The Fund utilized capital loss carryforwards during the year ended June 30, 2006 in the amount of $14,688,690.

10. Tax Information (Unaudited)

    For the fiscal year ended June 30, 2006, the Fund designated approximately $1,580,219 pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.

11. Subsequent Event (Unaudited)

    On August 4, 2006, the management team of the Advisor announced that it has partnered with Grail Partners, LLC and private equity firm Crestview Partners, L.P. to acquire Comerica’s controlling interest in the Advisor. If, as expected, the transaction closes, the Advisor’s current investment advisory agreement with the Fund will automatically terminate under applicable law at the time of the closing. On August 22, 2006, the Board of Trustees of the Munder Funds approved a new investment advisory agreement with the Advisor subject to approval by shareholders of the Fund at a Special Meeting called for October 26, 2006. The new investment advisory agreement is expected to become effective on the date of the closing of the transaction.

12. Quarterly Portfolio Schedule (Unaudited)

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and

24

Munder Energy Fund

Notes to Financial Statements, June 30, 2006 (continued)

Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

13. Proxy Voting Policies and Procedures (Unaudited)

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

14. Proxy Voting Record (Unaudited)

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

15. Approval of Investment Advisory Agreement (Unaudited)

    The Advisor provides investment advisory services to the Fund under a Combined Investment Advisory Agreement dated June 13, 2003 and amended most recently as of May 16, 2006 (“Advisory Agreement”). On May 16, 2006, the Board of Trustees approved the continuation of the Advisory Agreement with respect to the Fund for an additional one-year period commencing on July 1, 2006. In determining whether to approve the continuation of the Advisory Agreement, the Board requested, and received from the Advisor, the information that the Board believed to be reasonably necessary to reach its conclusion, including the information described below. Both in meetings specifically dedicated to renewal of the Advisory Agreement and in other meetings during the course of the year, the Board received materials relating to the services provided to the Munder Funds by the Advisor. In evaluating the Advisory Agreement, the Board conducted a review that was specifically focused upon the renewal of the Advisory Agreement, and

25

Munder Energy Fund

Notes to Financial Statements, June 30, 2006 (continued)

relied upon their knowledge, resulting from their meetings throughout the year, of the Advisor, its services and the Munder Funds.

    The Board considered many factors in evaluating whether the Advisory Agreement and the fees provided therein with respect to the Fund should be continued for an additional one-year period. The Board was advised by legal counsel to the Munder Funds and the “Non-Interested Trustees” also were advised by their independent legal counsel with respect to their deliberations regarding the continuation of the Advisory Agreement. (A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act.)

    Among other factors, the Board requested, considered and evaluated information regarding:

    (a) The nature, extent and quality of the services provided by the Advisor to the Fund under the Advisory Agreement: With respect to this factor, the Board considered:

•	the qualifications of management of the Advisor and of persons providing portfolio management services to the Fund. In this regard, the Board was presented with detailed information concerning the Advisor’s efforts in hiring, promoting and retaining qualified investment personnel, including enhancements in the quality and depth in the Advisor’s investment, trading, and administrative services departments due to the recruiting and hiring of additional staff in 2005 and the promotion of employees from within the Advisor in 2005 and 2006, recent changes within key management positions at the Advisor, the Advisor’s personnel retention efforts, and the Advisor’s current intentions regarding future changes in its organizational structure;

•	the Advisor’s efforts in recent years and on an ongoing basis to:

(1) enhance its research capabilities and make investments in compliance, fund accounting and other technologies relating to the Funds’ operations in order to improve their effectiveness and efficiencies of operations;

(2) grow Fund assets through increased marketing efforts and a focus on asset retention;

(3) focus on determining the reasonableness of the investment advisory fees for each of the Munder Funds and, as appropriate, to adjust its investment advisory fees (including through the addition of contractual

26

Munder Energy Fund

Notes to Financial Statements, June 30, 2006 (continued)

fee breakpoints or reducing its advisory fees), although no such adjustments were made with respect to the Fund in the current period;

(4) renegotiate the fee arrangements with certain of the other service providers for the Munder Funds in order to reduce the total expense ratios of the Munder Funds and their classes of shares, although no such reductions were made in the current period; and

(5) seek to better allocate the costs of services across the Munder Funds;

•	the Advisor’s performance, both generally with respect to all the Munder Funds and more specifically with respect to the Fund, as further described below;

•	the information provided by the Advisor in its Form ADV and in response to a detailed series of questions submitted by counsel to the Munder Funds;

•	the terms of the Advisory Agreement; and

•	the general experience, business, operations and financial condition of the Advisor.

    Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the continuance of the Advisory Agreement.

    (b) The investment performance of the Fund and the Advisor: The Board considered the one- and three-year and since inception total investment performance, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2005 and compared this information to the performance of the Fund’s benchmark index and the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”).

    In addition, the Board considered the Fund’s one- and three-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well as the three- year and the overall “star” ratings of the Fund by Morningstar, Inc. The Board also considered the Fund’s one- and three-year total return for Class A Shares as of December 31, 2005 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund.

    In this regard, the Board considered that: (1) the Fund’s average annual total returns for Class Y Shares, on a gross basis, exceeded the performance of the benchmark for the three-year period, and on a net basis, trailed the

27

Munder Energy Fund

Notes to Financial Statements, June 30, 2006 (continued)

performance of the benchmark for the one- and three-year and since inception periods, (2) the Fund’s total returns for Class Y Shares, on a gross and net basis, exceeded the median performance of the Fund’s Lipper peer group for the three-year period, but trailed for the one-year period, and (3) the Fund had favorable Morningstar ratings and was classified as a “Lipper Leader.”

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund supported approval of the continuance of the Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund: The Board considered detailed information provided by the Advisor as to the costs and profitability of the Advisor over the 12 months ended on December 31, 2005 and projections by the Advisor as to the costs and profitability of the Advisor over the 12 months ending on December 31, 2006, with respect to all services provided by the Advisor and its affiliates to the Fund and based on certain stated assumptions. Based on these facts, the Board concluded that the costs of the Advisor’s services and the profitability of the Advisor under the Advisory Agreement were not unreasonable.

    (d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale: The Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Fund’s shareholders through appropriate mechanisms in the future. Based on these facts, the Board concluded that the Advisor’s efforts in this regard strongly supported approving continuance of the Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable funds: The Board considered the Fund’s advisory fees and total expenses as they compared to those of comparable funds identified by Lipper in the case of the advisory fee comparisons and to the funds included in the Fund’s respective Lipper category in the case of total expense comparisons. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) of the Fund’s Class A Shares in comparison to those of each comparable fund in the Fund’s Lipper peer group and in comparison to the average, median, high and low net effective advisory fees of the funds in

28

Munder Energy Fund

Notes to Financial Statements, June 30, 2006 (continued)

the Fund’s Lipper peer group. The Board also received separate information prepared by Strategic Insight Mutual Fund Research and Consulting, LLC, a third-party data mutual fund provider, that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. Based on these facts, the Board concluded that the current advisory fee and total fee levels of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Fund: The Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Fund, the Advisor may benefit from its relationship with the Fund in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on these facts, the Board concluded that these additional benefits should not preclude approval of the continuance of the Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved the Advisory Agreement for an additional annual period commencing on July 1, 2006.

16. Trustees and Executive Officers (Unaudited)

    Information about the Trustees and Executive Officers of the Munder Funds as of June 30, 2006, including their business addresses, ages and principal

29

Munder Energy Fund

Notes to Financial Statements, June 30, 2006 (continued)

occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below.

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 58	Trustee and Chairman	Indefinite; Trustee since 2/93; Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (real estate investment operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (10/97 to 12/05).	25	Fieldstone Investment Corporation (since 11/03).

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 59	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/real estate/manufacturing company) (since 1991).	25	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	25	Nighthawk Radiology Holdings, Inc. (since 3/04).

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 11/89	Vice President, Macomb Community College (since 7/01); Dean, Macomb Community College (since 9/97).	25	None

30

Munder Energy Fund

Notes to Financial Statements, June 30, 2006 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	25	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company) (since 5/05).

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 47	Trustee(3)	Indefinite; Since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	24	Taubman Centers, Inc. (since 1/97).

31

Munder Energy Fund

Notes to Financial Statements, June 30, 2006 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 50	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	25	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04); LMS Medical Systems (health care technology company) (since 1/06).

Interested Trustee

Michael T. Monahan(4) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 67	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99).	25	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MSTII only.

(4)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica Incorporated, the indirect parent company of the Advisor. Mr. Monahan also receives retirement and health benefits from Comerica Incorporated.

32

Munder Energy Fund

Notes to Financial Statements, June 30, 2006 (continued)

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Executive Officers

John S. Adams 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	President & Principal Executive Officer	through 2/07; since 4/06	President and Chief Investment Officer of Munder Capital Management (investment advisor) (since 3/06); President and Chief Investment Officer of Pierce Street Advisors, LLC (investment advisor) (since 3/06); Managing Director and Chief Investment Officer, Equities of Munder Capital Management (12/04 to 3/06); Senior Portfolio Manager of Munder Capital Management (6/87 to 12/04).

Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/07; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); General Counsel of Munder Capital Management (7/00 to 2/05); Director of Diversified Strategy Hedge Fund, Ltd. (since 1/06).

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 40	Vice President & Principal Financial Officer	through 2/07; since 2/01	Managing Director and Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05).

Chérie N. Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 37	Treasurer & Principal Accounting Officer	through 2/07; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

33

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Energy Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Energy Fund (formerly Munder Power Plus Fund) (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Energy Fund of Munder Series Trust at June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 11, 2006

34

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35

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNPP606

ANNUAL REPORT
June 30, 2006
Munder Index 500 Fund
Class A, B, K, R & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    I am delighted to provide you with information about some very positive developments at Munder Capital Management, the investment advisor to The Munder Funds. By mutual agreement with Comerica Incorporated, Munder Capital’s partner for over 10 years, the management team and employees of Munder Capital, along with Crestview Capital Partners, L.P. and Grail Partners, LLC, are buying Comerica’s ownership position in the firm. We anticipate that the transfer of ownership will be completed prior to year end.

    Because Munder Capital retained its own operational infrastructure throughout its partnership with Comerica, we expect the transition to independent ownership of Munder Capital to be seamless. Among the most important outcomes from Munder Capital’s perspective are the continuity in our people and processes, and the opportunity for increased employee ownership. We have always believed that employee ownership is the best way to align our interests with the interests of our clients, and to attract and retain talented professionals. This is a key outcome of the new ownership structure.

    As part of the transaction, Comerica will retain ownership of World Asset Management, a division of Munder Capital that is responsible for managing the Munder Index 500 Fund, Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund. Munder Capital intends to enter into a sub-advisory agreement with World Asset Management to manage these Funds, subject to shareholder approval. We do not anticipate any changes in World Asset Management’s people and processes as a result of the transaction.

    As I hope you can tell from this letter, I am very pleased with this announcement because of its positive implications for both The Munder Funds and for the Munder Capital team. The investment advisory agreements between The Munder Funds and the newly structured Munder Capital Management and World Asset Management have been approved by the Board of Trustees of The Munder Funds. In the coming weeks, shareholders of the Funds will receive materials requesting their approval of the investment advisory agreement and sub-advisory agreement, which will be sought through a proxy statement. I encourage you to take the opportunity to exercise your right to vote your shares.

    Thank you for your confidence in The Munder Funds. We look forward to continuing to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
President and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Hypothetical and Total Returns
vi	Shareholder Fee Example
1	Portfolio of Investments
20	Statement of Assets and Liabilities
22	Statement of Operations
23	Statements of Changes in Net Assets
24	Statements of Changes in Net Assets — Capital Stock Activity
26	Financial Highlights
31	Notes to Financial Statements
49	Report of Independent Registered Public Accounting Firm

An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain a prospectus, please visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Equity securities (stocks) are more volatile and carry more risk, but generally provide greater return potential, than investments in certain other securities, like high-grade fixed income securities. Large-cap stocks generally have less volatility than smaller-cap and certain specialty securities, such as technology investments.

    Fund holdings are subject to change and percentages shown below are based on net assets as of June 30, 2006. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of June 30, 2006, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the year ended June 30, 2006. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

Portfolio Management Team: Kenneth Schluchter and Kevin Yousif

    The Fund earned a return of 8.20% for the one year ended June 30, 2006, compared to the 8.63% return for the S&P 500® Index and the 8.14% median return for the Lipper universe of funds with the objective of tracking the S&P 500® Index.

ii

    The Fund’s goal is to closely track the total return of the S&P 500® Index. The weight of each of the 500 stocks held in the Fund is monitored relative to its weight in the S&P 500® universe of stocks. Cash inflows are invested promptly to reduce their impact on the Fund’s total return. As a result, the Fund’s return for the one year ended June 30, 2006 was in line with that of its S&P 500® benchmark, with the difference due primarily to the fact that expenses are deducted from the Fund before its return is calculated.

    Nine of the ten S&P 500® sectors had a positive return for 2006, with double-digit returns from the energy, materials, industrials, telecommunications services and financials sectors. The weakest sectors included health care (the only sector to post a negative return), information technology and consumer discretionary. Weakness in the health care sector was largely due to holdings in the pharmaceuticals and health care equipment & supplies industries.

    Based on both performance and weight in the Index and the Fund, the financials sector had the largest positive impact on the performance of both the Index and the Fund for the one-year period, followed by energy and industrials.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. You cannot invest directly in an index, securities in the Fund may not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of funds with the objective of tracking the S&P 500® Index represents the universe of mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Hypothetical and Total Returns

The following graph represents the performance of the oldest class of the Munder Index 500 Fund (the “Fund”), Class Y Shares, over the past ten years. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Past performance is no guarantee of future results. Investment return and principal value of any investment will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder Index 500 Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Investment

iv

	GROWTH OF A $10,000 INVESTMENT(1)

					Lipper
				S&P	S&P 500®
Class and	With		Without	500®	Funds
Inception Date	Load		Load	Index#	Median**

CLASS A (12/9/92)	$20,476	*	$20,996	$22,231	$21,210

CLASS B (10/31/95)	N/A		20,379	22,231	21,210

CLASS K (12/7/92)	N/A		20,858	22,231	21,210

CLASS R (7/29/04)	N/A		11,766	11,942	11,839

CLASS Y (12/1/91)	N/A		21,393	22,231	21,210

	AVERAGE ANNUAL TOTAL RETURNS

						Five			Ten			Since
	One		One	Five		Years	Ten		Years	Since		Inception
Class and	Year		Year	Years		w/out	Years		w/out	Inception		w/out
Inception Date	w/load		w/out load	w/load		load	w/load		load	w/load		load

CLASS A (12/9/92)	5.23%	*	7.95%	1.32%	*	1.83%	7.43%	*	7.70%	9.47%	*	9.67%

CLASS B (10/31/95)	4.72%†		7.72%	1.37%†		1.56%	N/A		7.38%	N/A		8.45%

CLASS K (12/7/92)	N/A		7.95%	N/A		1.82%	N/A		7.63%	N/A		9.61%

CLASS R (7/29/04)	N/A		7.68%	N/A		N/A	N/A		N/A	N/A		8.82%

CLASS Y (12/1/91)	N/A		8.20%	N/A		2.07%	N/A		7.90%	N/A		10.45%

(1)	Amounts represent the growth of a $10,000 investment over the past ten years or since inception, whichever period is shorter.

*	Reflects the deduction of the maximum sales charge of 2.50% for Class A Shares.

†	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

#	The S&P 500® Index is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. Index comparative returns for Class A, Class B, Class K, Class R and Class Y Shares of the Fund are as of 7/1/96, 7/1/96, 7/1/96, 8/1/04, and 7/1/96, respectively.

**	The Lipper S&P 500® Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. Lipper comparative returns for Class A, Class B, Class K, Class R, and Class Y Shares of the Fund are as of 7/1/96, 7/1/96, 7/1/96, 8/1/04, and 7/1/96, respectively.

v

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A or Class B Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	1/1/06	6/30/06	1/1/06-6/30/06	Ratio

Actual
Class A	$1,000.00	$1,024.20	$3.31	0.66%
Class B	$1,000.00	$1,022.90	$4.56	0.91%
Class K	$1,000.00	$1,024.20	$3.31	0.66%
Class R	$1,000.00	$1,022.90	$4.56	0.91%
Class Y	$1,000.00	$1,025.40	$2.06	0.41%
Hypothetical
Class A	$1,000.00	$1,021.52	$3.31	0.66%
Class B	$1,000.00	$1,020.28	$4.56	0.91%
Class K	$1,000.00	$1,021.52	$3.31	0.66%
Class R	$1,000.00	$1,020.28	$4.56	0.91%
Class Y	$1,000.00	$1,022.76	$2.06	0.41%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

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viii

Munder Index 500 Fund

Portfolio of Investments, June 30, 2006

Shares		Value

COMMON STOCKS — 96.4%
Consumer Discretionary — 9.8%
Auto Components — 0.1%
4,260	Cooper Tire & Rubber Company	$47,456
12,308	Goodyear Tire & Rubber Company †	136,619
13,541	Johnson Controls, Inc.	1,113,341

		1,297,416

Automobiles — 0.4%
130,298	Ford Motor Company	902,965
39,282	General Motors Corporation	1,170,211
18,659	Harley-Davidson, Inc.	1,024,192

		3,097,368

Distributors — 0.1%
11,993	Genuine Parts Company	499,628

Diversified Consumer Services — 0.1%
9,720	Apollo Group, Inc., Apollo Educational Group, Class A †	502,232
22,810	H&R Block, Inc.	544,247

		1,046,479

Hotels Restaurants & Leisure — 1.5%
30,167	Carnival Corporation	1,259,170
8,956	Darden Restaurants, Inc.	352,866
12,832	Harrah’s Entertainment, Inc.	913,382
22,974	Hilton Hotels Corporation	649,705
23,551	International Game Technology	893,525
22,711	Marriott International, Inc., Class A	865,743
86,548	McDonald’s Corporation	2,908,013
53,307	Starbucks Corporation †	2,012,872
15,088	Starwood Hotels & Resorts Worldwide, Inc.	910,410
8,144	Wendy’s International, Inc.	474,714
18,888	YUM! Brands, Inc.	949,500

		12,189,900

Household Durables — 0.6%
5,278	Black & Decker Corporation	445,780
8,429	Centex Corporation	423,979
18,893	D.R. Horton, Inc.	450,031
10,184	Fortune Brands, Inc.	723,166
4,676	Harman International Industries, Incorporated	399,190
5,235	KB HOME	240,025

See Notes to Financial Statements.

1

Munder Index 500 Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Discretionary (Continued)
Household Durables (Continued)
12,662	Leggett & Platt, Incorporated	$316,297
9,765	Lennar Corporation, Class A	433,273
19,225	Newell Rubbermaid, Inc.	496,582
14,792	Pulte Homes, Inc.	425,861
4,035	Snap-On, Inc.	163,095
4,910	Stanley Works (The)	231,850
5,416	Whirlpool Corporation	447,632

		5,196,761

Internet & Catalog Retail — 0.1%
21,477	Amazon.com, Inc. †	830,730

Leisure Equipment & Products — 0.2%
6,569	Brunswick Corporation	218,419
19,950	Eastman Kodak Company	474,411
11,957	Hasbro, Inc.	216,542
27,051	Mattel, Inc.	446,612

		1,355,984

Media — 3.3%
53,654	CBS Corporation, Class B	1,451,341
34,955	Clear Channel Communications, Inc.	1,081,857
146,752	Comcast Corporation, Class A †	4,804,661
4,104	Dow Jones & Company, Inc.	143,681
5,907	E.W. Scripps Company (The)	254,828
16,518	Gannett Co., Inc.	923,852
30,299	Interpublic Group of Companies, Inc. †	252,997
24,851	McGraw-Hill Companies, Inc.	1,248,266
2,936	Meredith Corporation	145,449
10,060	New York Times Company (The), Class A	246,872
164,302	News Corporation	3,151,312
11,849	Omnicom Group, Inc.	1,055,627
297,423	Time Warner Inc.	5,145,418
15,210	Tribune Company	493,260
15,491	Univision Communications, Inc., Class A †	518,949
50,081	Viacom Inc., Class B †	1,794,903
152,446	Walt Disney Company (The)	4,573,380

		27,286,653

See Notes to Financial Statements.

2

Shares		Value

Consumer Discretionary (Continued)
Media (Continued) ;-
Multiline Retail — 1.1%
7,918	Big Lots, Inc. †	$135,239
4,293	Dillard’s, Inc., Class A	136,732
21,653	Dollar General Corporation	302,709
10,788	Family Dollar Stores, Inc.	263,551
38,424	Federated Department Stores, Inc.	1,406,318
16,311	J.C. Penney Company, Inc.	1,101,156
23,646	Kohl’s Corporation †	1,397,952
14,957	Nordstrom, Inc.	545,931
6,736	Sears Holdings Corporation †	1,043,002
59,969	Target Corporation	2,930,685

		9,263,275

Specialty Retail — 2.0%
10,301	AutoNation, Inc. †	220,854
3,715	AutoZone, Inc. †	327,663
19,603	Bed Bath & Beyond, Inc. †	650,232
27,962	Best Buy Co., Inc.	1,533,436
10,458	Circuit City Stores, Inc.	284,667
38,202	Gap, Inc. (The)	664,715
143,565	Home Depot, Inc. (The)	5,138,191
23,827	Limited Brands, Inc.	609,733
53,885	Lowe’s Companies, Inc.	3,269,203
19,983	Office Depot, Inc. †	759,354
4,940	OfficeMax Incorporated	201,305
9,398	RadioShack Corporation	131,572
7,738	Sherwin-Williams Company (The)	367,400
50,572	Staples, Inc.	1,229,911
9,768	Tiffany & Co.	322,539
31,743	TJX Companies, Inc.	725,645

		16,436,420

Textiles, Apparel & Luxury Goods — 0.3%
26,737	Coach, Inc. †	799,436
7,818	Jones Apparel Group, Inc.	248,534
7,258	Liz Claiborne, Inc.	268,982

See Notes to Financial Statements.

3

Munder Index 500 Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Discretionary (Continued)
Textiles, Apparel & Luxury Goods (Continued)
13,112	NIKE, Inc., Class B	$1,062,072
6,099	V.F. Corporation	414,244

		2,793,268

Total Consumer Discretionary		81,293,882

Consumer Staples — 9.3%
Beverages — 2.1%
53,676	Anheuser-Busch Companies, Inc.	2,447,089
5,776	Brown-Forman Corporation, Class B	412,695
142,353	Coca-Cola Company (The)	6,124,026
21,080	Coca-Cola Enterprises, Inc.	429,400
13,814	Constellation Brands, Inc., Class A †	345,350
4,000	Molson Coors Brewing Company	271,520
9,314	Pepsi Bottling Group, Inc. (The)	299,445
114,777	PepsiCo, Inc.	6,891,211

		17,220,736

Food & Staples Retailing — 2.4%
32,730	Costco Wholesale Corporation	1,869,865
56,844	CVS Corporation	1,745,111
50,250	Kroger Co. (The)	1,098,465
31,262	Safeway, Inc.	812,812
14,205	SUPERVALU, Inc.	436,093
42,961	SYSCO Corporation	1,312,888
173,666	Wal-Mart Stores, Inc. (a)	8,365,491
70,161	Walgreen Company	3,146,019
9,729	Whole Foods Market, Inc.	628,883

		19,415,627

Food Products — 1.1%
45,455	Archer-Daniels-Midland Company	1,876,382
12,871	Campbell Soup Company	477,643
36,073	ConAgra Foods, Inc.	797,574
9,446	Dean Foods Company †	351,297
24,722	General Mills, Inc.	1,277,139
23,268	H.J. Heinz Company	959,107
12,335	Hershey Foods Corporation	679,288
16,937	Kellogg Company	820,259

See Notes to Financial Statements.

4

Shares		Value

Consumer Staples (Continued)
Food Products (Continued)
9,201	McCormick & Company, Incorporated	$308,694
52,796	Sara Lee Corporation	845,792
17,497	Tyson Foods, Inc., Class A	260,005
15,419	Wm. Wrigley Jr. Company	699,406

		9,352,586

Household Products — 2.1%
10,478	Clorox Company	638,844
35,747	Colgate-Palmolive Company	2,141,245
31,933	Kimberly-Clark Corporation	1,970,266
227,921	Procter & Gamble Company (The)	12,672,408

		17,422,763

Personal Products — 0.2%
5,381	Alberto-Culver Company	262,162
31,275	Avon Products, Inc.	969,525
8,253	Estee Lauder Companies Inc. (The), Class A	319,144

		1,550,831

Tobacco — 1.4%
145,035	Altria Group, Inc.	10,649,920
5,952	Reynolds American, Inc.	686,265
11,210	UST, Inc.	506,580

		11,842,765

Total Consumer Staples		76,805,308

Energy — 9.8%
Energy Equipment & Services — 1.9%
23,668	Baker Hughes, Incorporated	1,937,226
22,330	BJ Services Company	832,016
35,852	Halliburton Company	2,660,577
21,559	Nabors Industries Ltd. †	728,479
12,152	National Oilwell Varco, Inc. †	769,465
9,568	Noble Corporation	712,051
7,655	Rowan Companies, Inc.	272,441
81,950	Schlumberger Limited	5,335,764
22,566	Transocean, Inc. †	1,812,501
24,217	Weatherford International Ltd. †	1,201,647

		16,262,167

See Notes to Financial Statements.

5

Munder Index 500 Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy (Continued)
Oil, Gas & Consumable Fuels — 7.9%
31,847	Anadarko Petroleum Corporation	$1,518,783
22,944	Apache Corporation	1,565,928
28,625	Chesapeake Energy Corporation	865,906
153,954	Chevron Corporation	9,554,385
114,648	ConocoPhillips	7,512,884
12,700	CONSOL Energy Inc.	593,344
30,560	Devon Energy Corporation	1,846,130
48,322	El Paso Corporation	724,830
16,848	EOG Resources, Inc.	1,168,240
420,237	Exxon Mobil Corporation (a)	25,781,540
16,748	Hess Corporation	885,132
15,767	Kerr-McGee Corporation	1,093,442
7,239	Kinder Morgan, Inc.	723,104
25,173	Marathon Oil Corporation	2,096,911
11,537	Murphy Oil Corporation	644,457
29,746	Occidental Petroleum Corporation	3,050,452
9,211	Sunoco, Inc.	638,230
42,747	Valero Energy Corporation	2,843,530
41,337	Williams Companies, Inc.	965,632
25,291	XTO Energy Inc.	1,119,633

		65,192,493

Total Energy		81,454,660

Financials — 20.7%
Capital Markets — 3.3%
16,974	Ameriprise Financial, Inc.	758,229
53,604	Bank of New York Company, Inc. (The)	1,726,049
8,377	Bear Stearns Companies, Inc. (The)	1,173,450
71,664	Charles Schwab Corporation (The)	1,145,191
29,618	E*TRADE Financial Corporation †	675,883
5,862	Federated Investors, Inc., Class B	184,653
10,653	Franklin Resources, Inc.	924,787
30,008	Goldman Sachs Group, Inc. (The)	4,514,103
14,699	Janus Capital Group, Inc.	263,112
9,171	Legg Mason, Inc.	912,698
37,189	Lehman Brothers Holdings, Inc.	2,422,863
28,724	Mellon Financial Corporation	988,967

See Notes to Financial Statements.

6

Shares		Value

Financials (Continued)
Capital Markets (Continued)
64,178	Merrill Lynch & Co., Inc.	$4,464,222
74,395	Morgan Stanley	4,702,508
12,873	Northern Trust Corporation	711,877
23,083	State Street Corporation	1,340,891
18,444	T. Rowe Price Group, Inc.	697,368

		27,606,851

Commercial Banks — 4.1%
24,037	AmSouth Bancorporation	635,779
38,143	BB&T Corporation	1,586,367
11,281	Comerica Incorporated (b)	586,499
12,793	Commerce Bancorp, Inc.	456,326
8,968	Compass Bancshares, Inc.	498,621
38,652	Fifth Third Bancorp	1,428,191
8,559	First Horizon National Corporation	344,072
17,036	Huntington Bancshares Incorporated	401,709
28,074	KeyCorp	1,001,680
5,481	M&T Bank Corporation	646,319
15,648	Marshall & Ilsley Corporation	715,739
37,678	National City Corporation	1,363,567
32,310	North Fork Bancorporation, Inc.	974,793
20,558	PNC Financial Services Group	1,442,555
31,680	Regions Financial Corporation	1,049,242
25,256	SunTrust Banks, Inc.	1,926,023
22,416	Synovus Financial Corp.	600,300
123,625	U.S. Bancorp	3,817,540
111,720	Wachovia Corporation	6,041,818
116,688	Wells Fargo & Company	7,827,431
7,435	Zions Bancorporation	579,484

		33,924,055

Consumer Finance — 1.0%
85,698	American Express Company	4,560,847
21,048	Capital One Financial Corporation	1,798,552
28,537	SLM Corporation	1,510,178

		7,869,577

Diversified Financial Services — 5.3%
316,967	Bank of America Corporation (a)	15,246,113
13,845	CIT Group Inc.	723,955

See Notes to Financial Statements.

7

Munder Index 500 Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Financials (Continued)
Diversified Financial Services (Continued)
345,287	Citigroup, Inc. (a)	$16,656,645
241,332	JPMorgan Chase & Co.	10,135,944
16,966	Moody’s Corporation	923,968

		43,686,625

Insurance — 4.5%
22,586	ACE Limited	1,142,626
34,633	AFLAC Incorporated	1,605,240
44,130	Allstate Corporation (The)	2,415,235
7,343	Ambac Financial Group, Inc.	595,517
180,412	American International Group, Inc. (a)	10,653,329
22,132	Aon Corporation	770,636
28,818	Chubb Corporation	1,438,018
12,035	Cincinnati Financial Corporation	565,765
25,338	Genworth Financial, Inc., Class A	882,776
21,051	Hartford Financial Services Group, Inc.	1,780,915
19,943	Lincoln National Corporation	1,125,583
28,200	Loews Corporation	999,690
38,161	Marsh & McLennan Companies, Inc.	1,026,149
9,357	MBIA, Inc.	547,852
52,692	MetLife, Inc.	2,698,357
19,237	Principal Financial Group, Inc.	1,070,539
54,349	Progressive Corporation (The)	1,397,313
34,172	Prudential Financial, Inc.	2,655,164
8,279	SAFECO Corporation	466,522
48,359	St. Paul Travelers Companies, Inc.	2,155,844
6,970	Torchmark Corporation	423,218
20,796	UnumProvident Corporation	377,032
12,425	XL Capital Ltd., Class A	761,653

		37,554,973

Real Estate Investment Trusts (REITs) — 0.9%
6,750	Apartment Investment and Management Company, Class A	293,288
14,845	Archstone-Smith Trust	755,165
6,342	Boston Properties, Inc.	573,317
25,430	Equity Office Properties Trust	928,449
20,228	Equity Residential	904,798

See Notes to Financial Statements.

8

Shares		Value

Financials (Continued)
Real Estate Investment Trusts (Continued)
14,696	Kimco Realty Corporation	$536,257
12,803	Plum Creek Timber Company, Inc.	454,507
17,015	ProLogis	886,822
5,748	Public Storage, Inc.	436,273
12,732	Simon Property Group, Inc.	1,055,992
8,260	Vornado Realty Trust	805,763

		7,630,631

Thrifts & Mortgage Finance — 1.6%
42,203	Countrywide Financial Corporation	1,607,090
47,994	Federal Home Loan Mortgage Corporation	2,736,138
67,227	Federal National Mortgage Association	3,233,619
17,789	Golden West Financial Corporation	1,319,944
6,072	MGIC Investment Corporation	394,680
26,138	Sovereign Bancorp, Inc.	530,866
66,730	Washington Mutual, Inc.	3,041,553

		12,863,890

Total Financials		171,136,602

Health Care — 11.8%
Biotechnology — 1.2%
81,904	Amgen Inc. †	5,342,598
23,883	Biogen Idec Inc. †	1,106,499
18,082	Genzyme Corporation †	1,103,906
31,604	Gilead Sciences, Inc. †	1,869,693
17,277	MedImmune, Inc. †	468,207

		9,890,903

Health Care Equipment & Supplies — 1.5%
3,734	Bausch & Lomb, Inc.	183,115
45,480	Baxter International Inc.	1,671,845
17,177	Becton, Dickinson and Company	1,050,030
17,091	Biomet, Inc.	534,777
84,393	Boston Scientific Corporation †	1,421,178
7,192	C.R. Bard, Inc.	526,886
10,850	Hospira, Inc. †	465,899
83,835	Medtronic, Inc.	3,933,538
25,071	St. Jude Medical, Inc. †	812,802

See Notes to Financial Statements.

9

Munder Index 500 Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Health Care (Continued)
Health Care Equipment & Supplies (Continued)
20,310	Stryker Corporation	$855,254
17,234	Zimmer Holdings, Inc. †	977,513

		12,432,837

Health Care Providers & Services — 2.6%
39,382	Aetna, Inc.	1,572,523
14,579	AmerisourceBergen Corporation	611,152
29,010	Cardinal Health, Inc.	1,866,213
30,729	Caremark Rx, Inc.	1,532,455
8,318	CIGNA Corporation	819,406
11,147	Coventry Health Care, Inc. †	612,416
10,212	Express Scripts, Inc. †	732,609
28,342	HCA Inc.	1,222,957
16,723	Health Management Associates, Inc., Class A	329,611
11,435	Humana, Inc. †	614,060
8,661	Laboratory Corporation of America Holdings †	538,974
5,487	Manor Care, Inc.	257,450
21,123	McKesson Corporation	998,696
20,952	Medco Health Solutions, Inc. †	1,200,131
9,629	Patterson Companies, Inc. †	336,341
11,286	Quest Diagnostics Incorporated	676,257
32,690	Tenet Healthcare Corporation †	228,176
93,558	UnitedHealth Group, Inc.	4,189,527
44,273	WellPoint, Inc. †	3,221,746

		21,560,700

Health Care Technology — 0.0% #
13,870	IMS Health, Inc.	372,409

Life Sciences Tools & Services — 0.3%
12,853	Applera Corporation — Applied Biosystems Group	415,794
8,622	Fisher Scientific International, Inc. †	629,837
3,785	Millipore Corporation †	238,417
8,794	PerkinElmer, Inc.	183,795
11,369	Thermo Electron Corporation †	412,013
7,189	Waters Corporation †	319,192

		2,199,048

See Notes to Financial Statements.

10

Shares		Value

Health Care (Continued)
Pharmaceuticals — 6.2%
106,006	Abbott Laboratories	$4,622,922
10,603	Allergan, Inc.	1,137,278
7,374	Barr Pharmaceuticals, Inc. †	351,666
136,574	Bristol-Myers Squibb Company	3,531,803
78,495	Eli Lilly and Company	4,338,418
22,635	Forest Laboratories, Inc. †	875,748
205,664	Johnson & Johnson (a)	12,323,387
16,823	King Pharmaceuticals, Inc. †	285,991
151,590	Merck & Co. Inc.	5,522,424
14,602	Mylan Laboratories, Inc.	292,040
508,938	Pfizer, Inc. (a)	11,944,775
102,869	Schering-Plough Corporation	1,957,597
7,085	Watson Pharmaceuticals, Inc. †	164,939
93,485	Wyeth	4,151,669

		51,500,657

Total Health Care		97,956,554

Industrials — 11.3%
Aerospace & Defense — 2.4%
55,536	Boeing Company (The)	4,548,954
28,038	General Dynamics Corporation	1,835,367
8,606	Goodrich Corporation	346,736
57,506	Honeywell International, Inc.	2,317,492
8,471	L-3 Communications Holdings, Inc.	638,883
24,597	Lockheed Martin Corporation	1,764,589
23,876	Northrop Grumman Corporation	1,529,496
30,990	Raytheon Company	1,381,224
11,883	Rockwell Collins, Inc.	663,903
70,211	United Technologies Corporation	4,452,782

		19,479,426

Air Freight & Logistics — 1.0%
21,192	FedEx Corporation	2,476,497
75,337	United Parcel Service, Inc., Class B	6,202,495

		8,678,992

Airlines — 0.1%
49,054	Southwest Airlines Co.	803,014

See Notes to Financial Statements.

11

Munder Index 500 Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials (Continued)
Building Products — 0.2%
12,288	American Standard Companies, Inc.	$531,702
27,588	Masco Corporation	817,708

		1,349,410

Commercial Services & Supplies — 0.7%
16,799	Allied Waste Industries, Inc. †	190,837
7,624	Avery Dennison Corporation	442,649
69,473	Cendant Corporation	1,131,715
9,576	Cintas Corporation	380,742
8,930	Equifax, Inc.	306,656
9,007	Monster Worldwide, Inc. †	384,239
15,417	Pitney Bowes, Inc.	636,722
15,009	R.R. Donnelley & Sons Company	479,537
11,932	Robert Half International, Inc.	501,144
37,862	Waste Management, Inc.	1,358,489

		5,812,730

Construction & Engineering — 0.1%
6,081	Fluor Corporation	565,107

Electrical Equipment — 0.5%
11,782	American Power Conversion Corporation	229,631
6,418	Cooper Industries, Ltd., Class A	596,361
28,509	Emerson Electric Co.	2,389,339
12,329	Rockwell Automation, Inc.	887,811

		4,103,142

Industrial Conglomerates — 4.0%
52,365	3M Company	4,229,521
722,242	General Electric Company (a)	23,805,096
9,036	Textron, Inc.	832,939
141,456	Tyco International Ltd.	3,890,040

		32,757,596

Machinery — 1.5%
46,510	Caterpillar, Inc.	3,464,065
3,225	Cummins, Inc.	394,256
16,386	Danaher Corporation	1,053,947
16,292	Deere & Company	1,360,219
14,161	Dover Corporation	699,978

See Notes to Financial Statements.

12

Shares		Value

Industrials (Continued)
Machinery (Continued)
10,432	Eaton Corporation	$786,573
28,766	Illinois Tool Works, Inc.	1,366,385
22,852	Ingersoll-Rand Company Limited, Class A	977,609
12,847	ITT Industries, Inc.	635,926
4,285	Navistar International Corporation †	105,454
11,579	PACCAR Inc	953,878
8,670	Pall Corporation	242,760
8,356	Parker-Hannifin Corporation	648,426

		12,689,476

Road & Rail — 0.8%
25,328	Burlington Northern Santa Fe Corporation	2,007,244
15,390	CSX Corporation	1,084,072
28,803	Norfolk Southern Corporation	1,532,896
4,236	Ryder System, Inc.	247,509
18,680	Union Pacific Corporation	1,736,493

		6,608,214

Trading Companies & Distributors — 0.0% #
5,299	W.W. Grainger, Inc.	398,644

Total Industrials		93,245,751

Information Technology — 14.3%
Communications Equipment — 2.7%
8,142	ADC Telecommunications, Inc. †	137,274
11,087	Andrew Corporation †	98,231
28,548	Avaya, Inc. †	326,018
40,818	CIENA Corporation †	196,335
424,009	Cisco Systems, Inc. †	8,280,896
14,030	Comverse Technology, Inc. †	277,373
108,183	Corning Incorporated †	2,616,947
117,026	JDS Uniphase Corporation †	296,076
39,295	Juniper Networks, Inc. †	628,327
311,161	Lucent Technologies Inc. †	753,010
171,555	Motorola, Inc.	3,456,833
116,421	QUALCOMM Incorporated	4,664,989
31,123	Tellabs, Inc. †	414,247

		22,146,556

See Notes to Financial Statements.

13

Munder Index 500 Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Computers & Peripherals — 3.3%
59,073	Apple Computer, Inc. †	$3,374,250
157,779	Dell, Inc. †	3,851,385
164,237	EMC Corporation †	1,801,680
18,354	Gateway, Inc. †	34,873
193,754	Hewlett-Packard Company	6,138,127
107,685	International Business Machines Corporation (a)	8,272,362
7,315	Lexmark International, Inc., Class A †	408,396
12,641	NCR Corporation †	463,166
25,988	Network Appliance, Inc. †	917,376
11,198	QLogic Corporation †	193,053
13,567	SanDisk Corporation †	691,646
242,941	Sun Microsystems, Inc. †	1,008,205

		27,154,519

Electronic Equipment & Instruments — 0.3%
29,575	Agilent Technologies, Inc. †	933,387
12,437	Jabil Circuit, Inc.	318,387
9,859	Molex Incorporated	330,967
37,008	Sanmina-SCI Corporation †	170,237
63,513	Solectron Corporation †	217,214
17,625	Symbol Technologies, Inc.	190,174
5,813	Tektronix, Inc.	171,018

		2,331,384

Information Technology Services — 1.0%
8,235	Affiliated Computer Services, Inc., Class A †	425,008
40,033	Automatic Data Processing, Inc.	1,815,497
13,045	Computer Sciences Corporation †	631,900
9,732	Convergys Corporation †	189,774
36,009	Electronic Data Systems Corporation	866,376
53,173	First Data Corporation	2,394,912
12,203	Fiserv, Inc. †	553,528
23,212	Paychex, Inc.	904,804
9,220	Sabre Holdings Corporation, Class A	202,840
23,824	Unisys Corporation †	149,615

		8,134,254

See Notes to Financial Statements.

14

Shares		Value

Information Technology (Continued)
Internet Software & Services — 1.4%
80,312	eBay, Inc. †	$2,352,339
14,314	Google Inc., Class A †	6,002,290
17,026	VeriSign, Inc. †	394,492
87,087	Yahoo! Inc. †	2,873,871

		11,622,992

Office Electronics — 0.1%
63,781	Xerox Corporation †	887,194

Semiconductors & Semiconductor Equipment — 2.6%
33,624	Advanced Micro Devices, Inc. †	821,098
24,955	Altera Corporation †	437,960
25,085	Analog Devices, Inc.	806,232
108,616	Applied Materials, Inc.	1,768,268
31,814	Broadcom Corporation, Class A †	956,011
28,183	Freescale Semiconductor, Inc., Class B †	828,580
404,031	Intel Corporation	7,656,387
13,827	KLA-Tencor Corporation	574,788
21,089	Linear Technology Corporation	706,271
27,555	LSI Logic Corporation †	246,617
22,274	Maxim Integrated Products, Inc.	715,218
50,365	Micron Technology, Inc. †	758,497
23,449	National Semiconductor Corporation	559,259
8,837	Novellus Systems, Inc. †	218,274
24,388	NVIDIA Corporation †	519,221
14,341	PMC-Sierra, Inc. †	134,805
13,767	Teradyne, Inc. †	191,774
108,216	Texas Instruments Incorporated	3,277,863
23,858	Xilinx, Inc.	540,384

		21,717,507

Software — 2.9%
41,585	Adobe Systems Incorporated †	1,262,521
16,093	Autodesk, Inc. †	554,565
14,782	BMC Software, Inc. †	353,290
31,690	CA, Inc.	651,229
12,714	Citrix Systems, Inc. †	510,340
26,210	Compuware Corporation †	175,607
21,264	Electronic Arts, Inc. †	915,202
11,866	Intuit, Inc. †	716,588

See Notes to Financial Statements.

15

Munder Index 500 Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Software (Continued)
609,349	Microsoft Corporation (a)	$14,197,832
23,546	Novell, Inc. †	156,110
270,486	Oracle Corporation †	3,919,342
7,737	Parametric Technology Corporation †	98,337
71,895	Symantec Corporation †	1,117,248

		24,628,211

Total Information Technology		118,622,617

Materials — 2.9%
Chemicals — 1.5%
15,570	Air Products & Chemicals, Inc.	995,234
4,935	Ashland Inc.	329,165
66,797	Dow Chemical Company (The)	2,607,087
63,988	E.I. du Pont de Nemours and Company	2,661,901
5,678	Eastman Chemical Company	306,612
12,649	Ecolab, Inc.	513,296
7,891	Hercules, Inc. †	120,417
5,489	International Flavors & Fragrances, Inc.	193,432
18,793	Monsanto Company	1,582,183
11,504	PPG Industries, Inc.	759,264
22,442	Praxair, Inc.	1,211,868
10,094	Rohm & Haas Company	505,911
4,649	Sigma-Aldrich Corporation	337,703

		12,124,073

Construction Materials — 0.1%
6,987	Vulcan Materials Company	544,986

Containers & Packaging — 0.1%
7,271	Ball Corporation	269,318
7,281	Bemis Company, Inc.	222,944
9,803	Pactiv Corporation †	242,624
5,666	Sealed Air Corporation	295,085
7,674	Temple-Inland, Inc.	328,985

		1,358,956

Metals & Mining — 0.9%
60,434	Alcoa, Inc.	1,955,644
6,058	Allegheny Technologies, Inc.	419,456

See Notes to Financial Statements.

16

Shares		Value

Materials (Continued)
Metals & Mining (Continued)
13,111	Freeport-McMoRan Copper & Gold, Inc., Class B	$726,481
31,179	Newmont Mining Corporation	1,650,304
21,642	Nucor Corporation	1,174,079
14,156	Phelps Dodge Corporation	1,163,057
7,566	United States Steel Corporation	530,528

		7,619,549

Paper & Forest Products — 0.3%
34,238	International Paper Company	1,105,887
7,375	Louisiana-Pacific Corporation	161,513
12,581	MeadWestvaco Corporation	351,387
17,102	Weyerhaeuser Company	1,064,600

		2,683,387

Total Materials		24,330,951

Telecommunication Services — 3.2%
Diversified Telecommunication Services — 2.5%
270,045	AT&T Inc.	7,531,555
125,634	BellSouth Corporation	4,547,951
8,067	CenturyTel, Inc.	299,689
22,570	Citizens Communications Company	294,539
10,354	Embarq Corporation †	424,411
108,726	Qwest Communications International, Inc. †	879,593
202,621	Verizon Communications, Inc.	6,785,777

		20,763,515

Wireless Telecommunication Services — 0.7%
27,026	ALLTEL Corporation	1,725,069
206,914	Sprint Nextel Corporation	4,136,211

		5,861,280

Total Telecommunication Services		26,624,795

Utilities — 3.3%
Electric Utilities — 1.4%
11,345	Allegheny Energy, Inc. †	420,559
27,360	American Electric Power Company, Inc.	937,080
22,629	Edison International	882,531
14,442	Entergy Corporation	1,021,771
46,431	Exelon Corporation	2,638,674

See Notes to Financial Statements.

17

Munder Index 500 Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Utilities (Continued)
Electric Utilities (Continued)
22,909	FirstEnergy Corp.	$1,241,897
28,078	FPL Group, Inc.	1,161,868
6,889	Pinnacle West Capital Corporation	274,940
26,428	PPL Corporation	853,624
17,570	Progress Energy, Inc.	753,226
51,540	Southern Company (The)	1,651,857

		11,838,027

Gas Utilities — 0.0% #
3,082	Nicor, Inc.	127,903
2,667	Peoples Energy Corporation	95,772

		223,675

Independent Power Producers & Energy Traders — 0.5%
45,725	AES Corporation (The) †	843,626
12,429	Constellation Energy Group, Inc.	677,629
25,635	Dynegy, Inc., Class A †	140,224
32,118	TXU Corp.	1,920,335

		3,581,814

Multi-Utilities — 1.4%
14,262	Ameren Corporation	720,231
21,627	CenterPoint Energy, Inc.	270,337
15,360	CMS Energy Corporation †	198,758
17,070	Consolidated Edison, Inc.	758,591
24,139	Dominion Resources, Inc.	1,805,356
12,347	DTE Energy Company	503,017
85,778	Duke Energy Corporation	2,519,300
12,152	KeySpan Corporation	490,941
18,938	NiSource, Inc.	413,606
24,113	PG&E Corporation	947,159
17,466	Public Service Enterprise Group, Inc.	1,154,852
17,995	Sempra Energy	818,412

See Notes to Financial Statements.

18

Shares		Value

Utilities (Continued)
Multi-Utilities (Continued)
14,500	TECO Energy, Inc.	$216,630
28,163	Xcel Energy, Inc.	540,166

		11,357,356

Total Utilities		27,000,872

TOTAL COMMON STOCKS
(Cost $440,058,181)		798,471,992

Principal
Amount

U.S. TREASURY BILL — 0.5%
(Cost $4,179,117)
$4,200,000	4.475% due 08/10/2006 (a),(c)	4,179,117

REPURCHASE AGREEMENT — 3.3%
(Cost $27,030,000)
27,030,000	Agreement with State Street Bank and Trust Company, 4.780% dated 06/30/2006, to be repurchased at $27,040,767 on 07/03/2006, collateralized by $26,865,000 FNMA, 6.000% maturing 05/15/2011 (value $27,574,397)	27,030,000

TOTAL INVESTMENTS
(Cost $471,267,298)	100.2%	829,681,109
OTHER ASSETS AND LIABILITIES (NET)	(0.2)	(1,726,304)

NET ASSETS	100.0%	$827,954,805

#	Amount represents less than 0.1% of net assets.

†	Non-income producing security.

(a)	Security, or a portion thereof, is pledged as collateral for futures contracts.

(b)	Affiliated company security (see Notes to Financial Statements, Note 6).

(c)	Rate represents annualized yield at date of purchase.

ABBREVIATION:

FNMA — Federal National Mortgage Association

See Notes to Financial Statements.

19

Munder Index 500 Fund

Statement of Assets and Liabilities, June 30, 2006

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies (cost — $443,867,791)	$802,064,610
Securities of affiliated company (cost — $369,507)	586,499
Repurchase agreement (cost — $27,030,000)	27,030,000

Total Investments	829,681,109
Cash	926
Interest receivable	3,589
Dividends receivable	922,759
Receivable for Fund shares sold	1,036,235
Prepaid expenses and other assets	60,976

Total Assets	831,705,594

LIABILITIES:
Payable for investment securities purchased	51,458
Payable for Fund shares redeemed	2,945,427
Transfer agency/record keeping fees payable	259,108
Distribution and shareholder servicing fees payable — Class A, B and R Shares	127,866
Variation margin payable on open futures contracts	79,713
Administration fees payable	64,144
Trustees’ fees and expenses payable	63,805
Shareholder servicing fees payable — Class K Shares	43,360
Custody fees payable	17,221
Investment advisory fees payable	3,138
Accrued expenses and other payables	95,549

Total Liabilities	3,750,789

NET ASSETS	$827,954,805

Investments, at cost	$471,267,298

See Notes to Financial Statements.

20

NET ASSETS consist of:
Undistributed net investment income	$169,840
Accumulated net realized loss on investments sold	(67,637,313)
Net unrealized appreciation of investments	358,929,974
Paid-in capital	536,492,304

$827,954,805

NET ASSETS:
Class A Shares	$467,002,270

Class B Shares	$76,755,642

Class K Shares	$211,158,102

Class R Shares	$205,188

Class Y Shares	$72,833,603

SHARES OUTSTANDING:
Class A Shares	17,676,811

Class B Shares	2,904,446

Class K Shares	7,996,539

Class R Shares	7,767

Class Y Shares	2,751,487

CLASS A SHARES:
Net asset value and redemption price per share	$26.42

Maximum sales charge	2.50%
Maximum offering price per share	$27.10

CLASS B SHARES:
Net asset value and offering price per share*	$26.43

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$26.41

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$26.42

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$26.47

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

21

Munder Index 500 Fund

Statement of Operations, For the Year Ended June 30, 2006

INVESTMENT INCOME:
Interest	$969,443
Dividends on securities of unaffiliated companies	16,706,881
Dividends on securities of affiliated company	28,836

Total Investment Income	17,705,160

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	1,197,921
Class B Shares	1,049,766
Class R Shares	713
Shareholder servicing fees:
Class K Shares	609,931
Transfer agency/record keeping fees	1,131,547
Investment advisory fees	1,084,558
Administration fees	935,507
Custody fees	199,106
Legal and audit fees	76,154
Registration and filing fees	56,521
Trustees’ fees and expenses	34,670
Other	242,069

Total Expenses	6,618,463
Fees waived by distributor	(525,013)

Net Expenses	6,093,450

NET INVESTMENT INCOME	11,611,710

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from:
Security transactions of unaffiliated companies	35,643,990
Security transactions of affiliated company	21,007
Futures contracts	2,024,677
Net change in unrealized appreciation/ (depreciation) of:
Securities	22,151,201
Futures contracts	766,878

Net realized and unrealized gain on investments	60,607,753

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$72,219,463

See Notes to Financial Statements.

22

Munder Index 500 Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005(a)

Net investment income	$11,611,710	$14,453,984
Net realized gain from security transactions and futures contracts	37,689,674	4,820,352
Net change in unrealized appreciation/(depreciation) of securities and futures contracts	22,918,079	35,146,636

Net increase in net assets resulting from operations	72,219,463	54,420,972
Dividends to shareholders from net investment income:
Class A Shares	(6,265,044)	(6,539,934)
Class B Shares	(1,059,104)	(2,114,156)
Class K Shares	(3,058,791)	(4,106,573)
Class R Shares	(1,764)	(149)
Class Y Shares	(1,201,028)	(1,457,708)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(22,893,683)	5,242,266
Class B Shares	(66,354,185)	(87,720,981)
Class K Shares	(80,118,651)	(37,266,101)
Class R Shares	183,480	15,999
Class Y Shares	(12,496,403)	(10,075,965)
Short-term trading fees	40,683	5,117

Net decrease in net assets	(121,005,027)	(89,597,213)
NET ASSETS:
Beginning of year	948,959,832	1,038,557,045

End of year	$827,954,805	$948,959,832

Undistributed net investment income	$169,840	$247,095

(a)	Class R Shares of the Fund commenced operations on July 29, 2004.

See Notes to Financial Statements.

23

Munder Index 500 Fund

Statement of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005(a)

Amount
Class A Shares:
Sold*	$123,685,545	$144,465,259
Issued as reinvestment of dividends	5,008,895	5,257,007
Redeemed	(151,588,123)	(144,480,000)

Net increase/(decrease)	$(22,893,683)	$5,242,266

Class B Shares:
Sold	$3,819,284	$8,731,568
Issued as reinvestment of dividends	770,965	1,504,276
Redeemed*	(70,944,434)	(97,956,825)

Net decrease	$(66,354,185)	$(87,720,981)

Class K Shares:
Sold	$30,328,967	$28,589,564
Issued as reinvestment of dividends	1,980,971	895,018
Redeemed	(112,428,589)	(66,750,683)

Net decrease	$(80,118,651)	$(37,266,101)

Class R Shares:
Sold	$183,151	$15,850
Issued as reinvestment of dividends	1,764	149
Redeemed	(1,435)	—

Net increase	$183,480	$15,999

Class Y Shares:
Sold	$10,689,302	$12,784,047
Issued as reinvestment of dividends	720,563	300,391
Redeemed	(23,906,268)	(23,160,403)

Net decrease	$(12,496,403)	$(10,075,965)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

(a)	Class R Shares of the Fund commenced operations on July 29, 2004.

See Notes to Financial Statements.

24

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005(a)

Shares
Class A Shares:
Sold*	4,738,487	5,954,656
Issued as reinvestment of dividends	191,779	213,660
Redeemed	(5,790,519)	(5,953,289)

Net increase/(decrease)	(860,253)	215,027

Class B Shares:
Sold	146,320	361,326
Issued as reinvestment of dividends	29,574	61,110
Redeemed*	(2,716,772)	(4,027,784)

Net decrease	(2,540,878)	(3,605,348)

Class K Shares:
Sold	1,166,912	1,176,106
Issued as reinvestment of dividends	75,906	36,245
Redeemed	(4,292,651)	(2,763,209)

Net decrease	(3,049,833)	(1,550,858)

Class R Shares:
Sold	7,076	673
Issued as reinvestment of dividends	67	6
Redeemed	(55)	—

Net increase	7,088	679

Class Y Shares:
Sold	407,596	524,135
Issued as reinvestment of dividends	27,409	12,181
Redeemed	(920,294)	(947,227)

Net decrease	(485,289)	(410,911)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

(a)	Class R Shares of the Fund commenced operations on July 29, 2004.

See Notes to Financial Statements.

25

Munder Index 500 Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/06	6/30/05	6/30/04	6/30/03(c)	6/30/02

Net asset value, beginning of period	$24.80	$23.81	$20.33	$20.65	$25.57

Income/(loss) from investment operations:
Net investment income	0.34	0.36	0.23	0.20	0.22
Net realized and unrealized gain/(loss) on investments	1.63	0.99	3.48	(0.32)	(4.93)

Total from investment operations	1.97	1.35	3.71	(0.12)	(4.71)

Less distributions:
Dividends from net investment income	(0.35)	(0.36)	(0.23)	(0.20)	(0.21)

Total distributions	(0.35)	(0.36)	(0.23)	(0.20)	(0.21)

Short-term trading fees	0.00 (d)	0.00 (d)	—	—	—

Net asset value, end of period	$26.42	$24.80	$23.81	$20.33	$20.65

Total return(b)	7.95%	5.67%	18.33%	(0.47)%	(18.48)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$467,002	$459,667	$436,216	$373,247	$340,271
Ratio of operating expenses to average net assets	0.66%	0.65%	0.67%	0.70%	0.55%
Ratio of net investment income to average net assets	1.29%	1.48%	1.03%	1.09%	0.92%
Portfolio turnover rate	6%	4%	2%	8%	3%
Ratio of operating expenses to average net assets without expense waivers	0.66%	0.65%	0.68%	0.70%	0.64%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on December 9, 1992 and October 31, 1995, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share

See Notes to Financial Statements.

26

B Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/06	6/30/05	6/30/04	6/30/03(c)	6/30/02

$24.80	$23.82	$20.33	$20.65	$25.58

0.25	0.29	0.17	0.16	0.13
1.66	0.99	3.50	(0.32)	(4.93)

1.91	1.28	3.67	(0.16)	(4.80)

(0.28)	(0.30)	(0.18)	(0.16)	(0.13)

(0.28)	(0.30)	(0.18)	(0.16)	(0.13)

0.00 (d)	0.00 (d)	—	—	—

$26.43	$24.80	$23.82	$20.33	$20.65

7.72%	5.37%	18.08%	(0.72)%	(18.79)%

$76,756	$135,069	$215,549	$227,447	$281,790
0.91%	0.90%	0.92%	0.95%	0.89%
1.04%	1.23%	0.78%	0.84%	0.58%
6%	4%	2%	8%	3%
1.41%	1.40%	1.43%	1.45%	1.39%

See Notes to Financial Statements.

27

Munder Index 500 Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	K Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/06	6/30/05	6/30/04	6/30/03(c)	6/30/02

Net asset value, beginning of period	$24.79	$23.80	$20.32	$20.64	$25.56

Income/(loss) from investment operations:
Net investment income	0.35	0.36	0.23	0.21	0.19
Net realized and unrealized gain/(loss) on investments	1.62	0.99	3.48	(0.33)	(4.92)

Total from investment operations	1.97	1.35	3.71	(0.12)	(4.73)

Less distributions:
Dividends from net investment income	(0.35)	(0.36)	(0.23)	(0.20)	(0.19)

Total distributions	(0.35)	(0.36)	(0.23)	(0.20)	(0.19)

Short-term trading fees	0.00 (d)	0.00 (d)	—	—	—

Net asset value, end of period	$26.41	$24.79	$23.80	$20.32	$20.64

Total return(b)	7.95%	5.68%	18.34%	(0.47)%	(18.56)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$211,158	$273,790	$299,782	$307,427	$207,675
Ratio of operating expenses to average net assets	0.66%	0.65%	0.67%	0.70%	0.64%
Ratio of net investment income to average net assets	1.29%	1.48%	1.03%	1.09%	0.83%
Portfolio turnover rate	6%	4%	2%	8%	3%
Ratio of operating expenses to average net assets without expense waivers	0.66%	0.65%	0.68%	0.70%	0.64%

(a)	Class K Shares and Class R Shares of the Fund commenced operations on December 7, 1992 and July 29, 2004, respectively.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share

(e)	Annualized.

See Notes to Financial Statements.

28

R Shares

Year	Period
Ended	Ended
6/30/06	6/30/05

$24.80	$22.98

0.27	0.32
1.63	1.81

1.90	2.13

(0.28)	(0.31)

(0.28)	(0.31)

0.00 (d)	0.00	(d)

$26.42	$24.80

7.68%	9.26%

$205	$17
0.91%	0.90	%(e)
1.04%	1.24	%(e)
6%	4%
0.91%	0.90	%(e)

See Notes to Financial Statements.

29

Munder Index 500 Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/06	6/30/05	6/30/04	6/30/03(c)	6/30/02

Net asset value, beginning of period	$24.84	$23.85	$20.37	$20.68	$25.62

Income/(loss) from investment operations:
Net investment income	0.44	0.44	0.29	0.25	0.27
Net realized and unrealized gain/(loss) on investments	1.60	0.97	3.48	(0.31)	(4.97)

Total from investment operations	2.04	1.41	3.77	(0.06)	(4.70)

Less distributions:
Dividends from net investment income	(0.41)	(0.42)	(0.29)	(0.25)	(0.24)

Total distributions	(0.41)	(0.42)	(0.29)	(0.25)	(0.24)

Short-term trading fees	0.00 (d)	0.00 (d)	—	—	—

Net asset value, end of period	$26.47	$24.84	$23.85	$20.37	$20.68

Total return(b)	8.20%	5.97%	18.59%	(0.17)%	(18.40)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$72,834	$80,418	$87,010	$72,148	$68,555
Ratio of operating expenses to average net assets	0.41%	0.40%	0.42%	0.45%	0.39%
Ratio of net investment income to average net assets	1.54%	1.73%	1.28%	1.34%	1.08%
Portfolio turnover rate	6%	4%	2%	8%	3%
Ratio of operating expenses to average net assets without expense waivers	0.41%	0.40%	0.43%	0.45%	0.39%

(a)	Class Y Shares of the Fund commenced operations on December 1, 1991.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share

See Notes to Financial Statements.

30

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2006

1. Organization

    As of June 30, 2006, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Index 500 Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide performance and income that is comparable to the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500®”), a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 5 classes of shares — Class A, Class B, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various

31

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2006 (continued)

pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities are valued at the mean of the bid and asked prices. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Futures Contracts: During the year ended June 30, 2006, the Fund entered into futures contracts for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity) or for hedging purposes. Upon entering into a futures contract, the Fund deposits with the broker, or pledges as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” When the Fund has an open futures contract, subsequent payments (known as “variation margin”) are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in futures contracts are recorded as net unrealized appreciation/(depreciation) of futures contracts. The Fund recognizes a realized gain or loss from a futures contract when the contract is closed.

    There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in

32

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2006 (continued)

the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. The Fund instructs the custodian to segregate assets with a current market value at least equal to the amount of its when-issued purchase commitments.

    Short-Term Trading (Redemption) Fees: During the year ended June 30, 2006, a short-term trading fee of 2% was assessed on certain redemptions of Fund shares made within 60 days of purchase as described in the Fund’s prospectus. The fee, was retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available). The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

33

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2006 (continued)

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”), through its World Asset Management division, is entitled to receive from the Fund a fee, computed and payable daily, based on the average daily net assets at an annual rate of 0.20% on the first $250 million; 0.12% on the next $250 million; and 0.07% on assets exceeding $500 million. During the year ended June 30, 2006, the Fund paid an annual effective rate of 0.1196% for advisory services.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the year ended June 30, 2006, the Advisor earned $935,507 before payment of sub-administration fees and $624,951 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2006, the Fund paid an annual effective rate of 0.1032% for administrative services.

    Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis) as of June 30, 2006. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $25,871 for its administrative, record keeping and other related services provided to the Fund for the year ended June 30, 2006. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, earned $81 from commissions on sales of Class A Shares for the year ended June 30, 2006.

34

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2006 (continued)

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MSTII or @Vantage.

4.	Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B, Class C and Class R Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class R	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the distributor. No payments are made under the Plan with regard to Class Y Shares. During the year ended June 30, 2006, the distributor voluntarily waived 0.50% of 12b-1 fees for Class B Shares of the

35

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2006 (continued)

Fund. For the year ended June 30, 2006, this waiver amounted to $525,013 and is reflected as fees waived by the distributor in the accompanying Statement of Operations. Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2006, the Fund paid $488 to Comerica Securities and $609,565 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class K and Class R shareholders.

5.	Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $52,339,351 and $231,675,663, respectively, for the year ended June 30, 2006.

    At June 30, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $369,804,892, aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $24,675,825 and net appreciation for Federal income tax purposes was $345,129,067. At June 30, 2006, aggregate cost for Federal income tax purposes was $484,552,042.

    At June 30, 2006, the Fund had the following open financial futures contracts:

		Notional	Market	Gross
		Value	Value	Unrealized
	Contracts	of Contracts	of Contracts	Appreciation

S&P 500 Index, September 2006	98	$30,829,137	$31,345,300	$516,163

6. Transactions with “Affiliated Companies”

    The term “affiliated companies” includes any company with control over the Fund’s advisor. At, or during the year ended June 30, 2006, the Fund held the following security of an affiliated company:

	Value	Purchased		Sold		Value
	at					at	Realized	Dividend
Affiliated Company	6/30/05	Cost	Shares	Cost	Shares	6/30/06	Gain	Income

Comerica Incorporated	$829,199	$6,114	100	$159,579	3,165	$586,499	$21,007	$28,836

7. Revolving Line of Credit

    Effective December 14, 2005, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets

36

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2006 (continued)

of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 13, 2006 on the daily amount of the unused commitment. During the year ended June 30, 2006, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2006, total commitment fees for the Fund were $11,600.

8. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    As determined on June 30, 2006, permanent differences resulting primarily from return of capital and capital gain distributions from real estate investment trusts were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Accumulated
Undistributed	Net
Net Investment	Realized
Income	Loss

$(103,234)	$103,234

    During the years ended June 30, 2006 and June 30, 2005, distributions of $11,585,731 and $14,218,520, respectively, were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Capital	Unrealized
Income	Loss Carryover	Appreciation	Total

$222,651	$(53,836,406)	$345,129,067	$291,515,312

37

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2006 (continued)

    The differences between book and tax distributable earnings are primarily due to wash sales, tax accounting for futures contracts, real estate investment trust basis adjustments and deferred trustees’ fees.

    As determined at June 30, 2006, the Fund had available for Federal income tax purposes $53,836,406 of unused capital losses of which $46,211,332, $386,077 and $7,238,997 expire in 2011, 2012 and 2013, respectively.

    The Fund utilized capital loss carryforwards during the year ended June 30, 2006 in the amount of $39,727,478.

10. Tax Information (Unaudited)

    Of the distributions paid by the Fund, 100% will qualify for dividend received deduction available to corporate shareholders.

    For the fiscal year ended June 30, 2006, the Fund designated approximately $16,735,717 pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.

11. Subsequent Event (Unaudited)

    On August 4, 2006, the management team of the Advisor announced that it has partnered with Grail Partners, LLC and private equity firm Crestview Partners, L.P. to acquire Comerica’s controlling interest in the Advisor. As part of the transaction, Comerica will retain ownership of World Asset Management, a division of the Advisor. If, as expected, the transaction closes, the Advisor’s current investment advisory agreement with the Fund will automatically terminate under applicable law at the time of the closing. On August 22, 2006, the Board of Trustees of the Munder Funds approved a new investment advisory agreement with the Advisor and a new investment sub-advisory agreement with World Asset Management, subject to approval by shareholders of the Fund at a Special Meeting called for October 26, 2006. The new investment advisory agreements are expected to become effective on the date of the closing of the transaction.

12. Quarterly Portfolio Schedule (Unaudited)

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most

38

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2006 (continued)

recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

13. Proxy Voting Policies and Procedures (Unaudited)

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

14. Proxy Voting Record (Unaudited)

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

15. Approval of Investment Advisory Agreement (Unaudited)

    The Advisor provides investment advisory services to the Fund under a Combined Investment Advisory Agreement dated June 13, 2003 and amended most recently as of May 16, 2006 (“Advisory Agreement”). On May 16, 2006, the Board of Trustees approved the continuation of the Advisory Agreement with respect to the Fund for an additional one-year period commencing on July 1, 2006. In determining whether to approve the continuation of the Advisory Agreement, the Board requested, and received from the Advisor, the information that the Board believed to be reasonably necessary to reach its conclusion, including the information described below. Both in meetings specifically dedicated to renewal of the Advisory Agreement and in other meetings during the course of the year, the Board received materials relating to the services provided to the Munder Funds by the Advisor. In evaluating the Advisory Agreement, the Board conducted a review that was specifically focused upon the renewal of the Advisory Agreement, and relied upon their knowledge, resulting from their meetings throughout the year, of the Advisor, its services and the Munder Funds.

    The Board considered many factors in evaluating whether the Advisory Agreement and the fees provided therein with respect to the Fund should be continued for an additional one-year period. The Board was advised by legal

39

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2006 (continued)

counsel to the Munder Funds and the “Non-Interested Trustees” also were advised by their independent legal counsel with respect to their deliberations regarding the continuation of the Advisory Agreement. (A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act.)

    Among other factors, the Board requested, considered and evaluated information regarding:

    (a) The nature, extent and quality of the services provided by the Advisor to the Fund under the Advisory Agreement: With respect to this factor, the Board considered:

•	the qualifications of management of the Advisor and of persons providing portfolio management services to the Fund. In this regard, the Board was presented with detailed information concerning the Advisor’s efforts in hiring, promoting and retaining qualified investment personnel, including enhancements in the quality and depth in the Advisor’s investment, trading, and administrative services departments due to the recruiting and hiring of additional staff in 2005 and the promotion of employees from within the Advisor in 2005 and 2006, recent changes within key management positions at the Advisor, the Advisor’s personnel retention efforts, and the Advisor’s current intentions regarding future changes in its organizational structure;

•	the Advisor’s efforts in recent years and on an ongoing basis to:

(1) enhance its research capabilities and make investments in compliance, fund accounting and other technologies relating to the Funds’ operations in order to improve their effectiveness and efficiencies of operations;

(2) grow Fund assets through increased marketing efforts and a focus on asset retention;

(3) focus on determining the reasonableness of the investment advisory fees for each of the Munder Funds and, as appropriate, to adjust its investment advisory fees (including through the addition of contractual fee breakpoints or reducing its advisory fees), although no such adjustments were made with respect to the Fund in the current period;

(4) renegotiate the fee arrangements with certain of the other service providers for the Munder Funds in order to reduce the total expense ratios

40

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2006 (continued)

of the Munder Funds and their classes of shares, although no such reductions were made in the current period; and

(5) seek to better allocate the costs of services across the Munder Funds;

•	the Advisor’s performance, both generally with respect to all the Munder Funds and more specifically with respect to the Fund, as further described below;

•	the information provided by the Advisor in its Form ADV and in response to a detailed series of questions submitted by counsel to the Munder Funds;

•	the terms of the Advisory Agreement; and

•	the general experience, business, operations and financial condition of the Advisor.

    Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the continuance of the Advisory Agreement.

    (b) The investment performance of the Fund and the Advisor: The Board considered the one-, three-, five- and ten-year and since inception total investment performance, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2005 and compared this information to the performance of the Fund’s benchmark index and the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”).

    In addition, the Board considered the Fund’s one-, three-, five- and ten-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well as the three-, five- and ten-year and the overall “star” ratings of the Fund by Morningstar, Inc. The Board also considered the Fund’s one-, three-, five-and ten-year total return for Class A Shares as of December 31, 2005 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. In this regard, the Board considered that: (1) the Fund’s average annual total returns for Class Y Shares, on a gross basis, exceeded the performance of the benchmark for the one- and three-year periods and trailed for the five- and ten-year and since inception periods, and (2) the Fund’s total returns for Class Y Shares on a gross basis exceeded the median performance of the Fund’s Lipper peer group for the one-, three-, five- and ten-year periods, and (3) the Fund had favorable Lipper rankings and Morningstar ratings.

41

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2006 (continued)

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund strongly supported approval of the continuance of the Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund: The Board considered detailed information provided by the Advisor as to the costs and profitability of the Advisor over the 12 months ended on December 31, 2005 and projections by the Advisor as to the costs and profitability of the Advisor over the 12 months ending on December 31, 2006, with respect to all services provided by the Advisor and its affiliates to the Fund and based on certain stated assumptions. Based on these facts, the Board concluded that the costs of the Advisor’s services and the profitability of the Advisor under the Advisory Agreement were not unreasonable.

    (d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale: The Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Fund’s shareholders through appropriate mechanisms in the future. Based on these facts, the Board concluded that the Advisor’s efforts in this regard strongly supported approving continuance of the Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable funds: The Board considered the Fund’s advisory fees and total expenses as they compared to those of comparable funds identified by Lipper in the case of the advisory fee comparisons and to the funds included in the Fund’s respective Lipper category in the case of total expense comparisons. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) of the Fund’s Class A Shares in comparison to those of each comparable fund in the Fund’s Lipper peer group and in comparison to the average, median, high and low net effective advisory fees of the funds in the Fund’s Lipper peer group. The Board also received separate information prepared by Strategic Insight Mutual Fund Research and Consulting, LLC, a third-party data mutual fund provider, that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. Based on these facts, the Board concluded that the current advisory fee and total fee levels of

42

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2006 (continued)

the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Fund: The Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Fund, the Advisor may benefit from its relationship with the Fund in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on these facts, the Board concluded that these additional benefits should not preclude approval of the continuance of the Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved the Advisory Agreement for an additional annual period commencing on July 1, 2006.

16.	Trustees and Executive Officers (Unaudited)

    Information about the Trustees and Executive Officers of the Munder Funds as of June 30, 2006, including their business addresses, ages and principal

43

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2006 (continued)

occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below.

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 58	Trustee and Chairman	Indefinite; Trustee since 2/93; Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (real estate investment operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (10/97 to 12/05).	25	Fieldstone Investment Corporation (since 11/03).

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 59	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/ real estate/ manufacturing company) (since 1991).	25	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	25	Nighthawk Radiology Holdings, Inc. (since 3/04).

44

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2006 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 11/89	Vice President, Macomb Community College (since 7/01); Dean, Macomb Community College (since 9/97).	25	None

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	25	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company) (since 5/05).

45

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2006 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 47	Trustee(3)	Indefinite; Since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	24	Taubman Centers, Inc. (since 1/97).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 50	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	25	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04); LMS Medical Systems (health care technology company) (since 1/06).

46

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2006 (continued)

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Interested Trustee

Michael T. Monahan(4) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 67	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99).	25	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MSTII only.

(4)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica Incorporated, the indirect parent company of the Advisor. Mr. Monahan also receives retirement and health benefits from Comerica Incorporated.

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Executive Officers

John S. Adams 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	President & Principal Executive Officer	through 2/07; since 4/06	President and Chief Investment Officer of Munder Capital Management (investment advisor) (since 3/06); President and Chief Investment Officer of Pierce Street Advisors, LLC (investment advisor) (since 3/06); Managing Director and Chief Investment Officer, Equities of Munder Capital Management (12/04 to 3/06); Senior Portfolio Manager of Munder Capital Management (6/87 to 12/04).
Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/07; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); General Counsel of Munder Capital Management (7/00 to 2/05); Director of Diversified Strategy Hedge Fund, Ltd. (since 1/06).

47

Munder Index 500 Fund

Notes to Financial Statements, June 30, 2006 (continued)

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 40	Vice President & Principal Financial Officer	through 2/07; since 2/01	Managing Director and Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05).

Chérie N. Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 37	Treasurer & Principal Accounting Officer	through 2/07; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

48

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Index 500 Fund and Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Index 500 Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Index 500 Fund of Munder Series Trust at June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 11, 2006

49

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50

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51

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR

World Asset Management,
a division of Munder Capital Management
255 East Brown Street
Birmingham, MI 48009
ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNINDEX606

ANNUAL REPORT
June 30, 2006
Munder Intermediate
Bond Fund
Class A, B, C, K & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    I am delighted to provide you with information about some very positive developments at Munder Capital Management, the investment advisor to The Munder Funds. By mutual agreement with Comerica Incorporated, Munder Capital’s partner for over 10 years, the management team and employees of Munder Capital, along with Crestview Capital Partners, L.P. and Grail Partners, LLC, are buying Comerica’s ownership position in the firm. We anticipate that the transfer of ownership will be completed prior to year end.

    Because Munder Capital retained its own operational infrastructure throughout its partnership with Comerica, we expect the transition to independent ownership of Munder Capital to be seamless. Among the most important outcomes from Munder Capital’s perspective are the continuity in our people and processes, and the opportunity for increased employee ownership. We have always believed that employee ownership is the best way to align our interests with the interests of our clients, and to attract and retain talented professionals. This is a key outcome of the new ownership structure.

    As I hope you can tell from this letter, I am very pleased with this announcement because of its positive implications for both The Munder Funds and for the Munder Capital team. The investment advisory agreement between The Munder Funds and the newly structured Munder Capital Management has been approved by the Board of Trustees of The Munder Funds. In the coming weeks, shareholders of the Funds will receive materials requesting their approval of the investment advisory agreement, which will be sought through a proxy statement. I encourage you to exercise your right to vote your shares.

    Thank you for your confidence in The Munder Funds. We look forward to continuing to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
President and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Hypothetical and Total Returns
viii	Shareholder Fee Example
1	Portfolio of Investments
10	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Statements of Changes in Net Assets — Capital Stock Activity
16	Financial Highlights
21	Notes to Financial Statements
37	Report of Independent Registered Public Accounting Firm

An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain a prospectus, please visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.

    Fund holdings are subject to change and percentages shown below are based on net assets as of June 30, 2006. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of June 30, 2006, which is further broken down by industry, where applicable, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the year ended June 30, 2006. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

Portfolio Management Team: Peter Root and Michael Vandenbossche

    The Fund generated a -0.18% return for the one year ended June 30, 2006, relative to the -0.18% return for the Lehman Brothers Intermediate Government/ Credit Index and a 0.13% median return for the Lipper universe of short-intermediate investment grade debt funds.

ii

    The Fund’s negative absolute return was a reflection of the weak bond market during the period. On a relative basis, compared to the Fund’s Lehman Brothers Intermediate Government/ Credit benchmark, sector weightings, maturity structure and issue selection all had a positive impact on the Fund’s return for the year ended June 30, 2006. The Fund fell just short of outperforming its Lehman Brothers benchmark principally due to the impact of expenses, which are not deducted from the benchmark’s return.

    Issue selection had the largest positive impact on performance. The positive impact on relative returns from the Fund’s maturity structure was due to the Fund’s barbell structure with an overweight of both shorter-term and longer-term securities. Historically, a barbell structure has the most positive impact on performance when the gap between short-term and long-term rates narrows, as happened during the year.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Lehman Brothers Intermediate Government/ Credit Index is a weighted composite of maturities between one and ten years in (i) the Lehman Brothers Government Bond Index, which is made up of publicly issued, fixed-rate, non-convertible debt of the U.S. Treasury, U.S. government agencies, or quasi-federal corporations and corporate or foreign debt guaranteed by the U.S. government, and (ii) the Lehman Brothers Credit Index, which is made up of publicly issued, fixed-rate, non-convertible, investment-grade, U.S. corporate and specified foreign debentures and secured notes, including U.S. and non-U.S. industrial, utility and finance bonds, and sovereign, supranational, and non-U.S. agency and government debt securities. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of short-intermediate investment grade debt funds represents the universe of mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Hypothetical and Total Returns

The following graph represents the performance of the oldest class of shares of the Munder Intermediate Bond Fund (the “Fund”), Class Y Shares, over the past ten years. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Past performance is no guarantee of future results. Investment return and principal value of any investment will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder Intermediate Bond Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Investment

iv

	GROWTH OF A $10,000 INVESTMENT(1)

				Lehman	Lipper
				Int. Gov’t./	Short-Int.
Class and	With		Without	Credit	Invest. Grade Debt
Inception Date	Load		Load	Index#	Funds Median**

CLASS A 11/24/92	$15,385	*	$16,029	$17,575	$16,392

CLASS B 10/25/94	N/A		15,102	17,575	16,392

CLASS C 4/19/96	N/A		14,904	17,575	16,392

CLASS K 11/20/92	N/A		16,021	17,575	16,392

CLASS Y 12/1/91	N/A		16,421	17,575	16,392

	AVERAGE ANNUAL TOTAL RETURNS

			One			Five			Ten			Since
	One		Year	Five		Years	Ten		Years	Since		Inception
Class and	Year		w/out	Years		w/out	Years		w/out	Inception		w/out
Inception Date	w/load		load	w/load		load	w/load		load	w/load		load

CLASS A 11/24/92	(4.38)%	*	(0.43)%	2.79%	*	3.63%	4.40%	*	4.83%	4.52%	*	4.83%

CLASS B 10/25/94	(5.94)%†		(1.17)%	2.54%†		2.88%	N/A		4.21%	N/A		4.69%

CLASS C 4/19/96	(2.12)%†		(1.16)%	N/A		2.87%	N/A		4.07%	N/A		4.03%

CLASS K 11/20/92	N/A		(0.42)%	N/A		3.66%	N/A		4.83%	N/A		4.83%

CLASS Y 12/1/91	N/A		(0.18)%	N/A		3.89%	N/A		5.08%	N/A		5.27%

(1)	Amounts represent the growth of a $10,000 investment over the past ten years.

*	Reflects the deduction of the maximum sales charge of 4.00% for Class A Shares.

†	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

#	The Lehman Brothers Intermediate Government/ Credit Index is a weighted composite of maturities between one and ten years in (i) the Lehman Brothers Government Bond Index, which is made up of publicly issued, fixed-rate, non-convertible debt of the U.S. Treasury, U.S. government agencies, or quasi-federal corporations and corporate or foreign debt guaranteed by the U.S. government, and (ii) the Lehman Brothers Credit Index, which is made up of publicly issued, fixed-rate, non-convertible, investment grade, U.S. corporate and specified foreign debentures and secured notes, including U.S. and non-U.S. industrial, utility and finance bonds, and sovereign, supranational, and non-U.S. agency and government debt securities.

v

Index comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 7/1/96.

**	The Lipper Short-Intermediate Investment Grade Debt Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. Lipper comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 7/1/96.

vi

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vii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

viii

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	1/1/06	6/30/06	1/1/06-6/30/06	Ratio

Actual
Class A	$1,000.00	$996.20	$5.00	1.01%
Class B	$1,000.00	$993.60	$8.70	1.76%
Class C	$1,000.00	$993.60	$8.70	1.76%
Class K	$1,000.00	$997.20	$5.00	1.01%
Class Y	$1,000.00	$997.40	$3.76	0.76%

Hypothetical
Class A	$1,000.00	$1,019.79	$5.06	1.01%
Class B	$1,000.00	$1,016.07	$8.80	1.76%
Class C	$1,000.00	$1,016.07	$8.80	1.76%
Class K	$1,000.00	$1,019.79	$5.06	1.01%
Class Y	$1,000.00	$1,021.03	$3.81	0.76%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

ix

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x

Munder Intermediate Bond Fund

Portfolio of Investments, June 30, 2006

Principal
Amount		Value

ASSET-BACKED SECURITIES — 10.5%
Auto Loan — 2.2%
$1,203,839	National City Auto Receivables Trust, Series 2004-A, Class A3, 2.110% due 07/15/2008	$1,193,694
	Volkswagen Auto Loan Enhanced Trust:
5,000,000	Series 2003-2, Class A4, 2.940% due 03/22/2010	4,892,434
104,863	Series 2005-1, Class A1, 4.366% due 11/20/2006	104,829
898,878	WFS Financial Owner Trust, Series 2003-4, Class C, 3.020% due 05/20/2011	882,591

		7,073,548

Credit Card — 5.4%
5,000,000	Bank One Issuance Trust, Series 2002-A3, Class A3, 3.590% due 05/17/2010	4,883,088
1,550,000	Capital One Master Trust, Series 2001-5, Class A, 5.300% due 06/15/2009	1,550,494
1,300,000	Capital One Multi-Asset Execution Trust, Series 2003-C1, Class C1, 7.749% due 03/15/2011 (a),(b)	1,349,698
	MBNA Credit Card Master Note Trust:
2,000,000	Series 2001-C3, Class C3, 6.550% due 12/15/2008	2,001,083
2,400,000	Series 2004-A7, Class A7, 5.299% due 12/15/2011 (b)	2,406,642
5,050,000	MBNA Master Credit Card Trust, Series 2000-E, Class A, 7.800% due 10/15/2012	5,466,599

		17,657,604

See Notes to Financial Statements.

1

Munder Intermediate Bond Fund

Portfolio of Investments, June 30, 2006 (continued)

Principal
Amount		Value

ASSET-BACKED SECURITIES (Continued)
Home Equity Loans — 0.4%
$351,502	Contimortgage Home Equity Loan, Series 1997-2, Pass thru Certificate, Class A9, 7.090% due 04/15/2028	$348,452
830,231	Wachovia Asset Securitization, Inc., Series 2003-HE1 Trust, Series A1, 5.613% due 03/25/2033 (b)	831,287

		1,179,739

Time Share Receivables — 1.1%
	Marriott Vacation Club Owner Trust, MTN:
511,365	Series 2000-1A, Class B, 144A, 7.050% due 09/20/2017 (c),(d),(e)	509,941
3,201,934	Series 2004-2A, Class A, 144A, 4.192% due 10/20/2026 (c),(d),(e)	3,071,306

		3,581,247

Utilities — 1.0%
566,999	Connecticut RRB Special Purpose Trust, Series 2001-1, Class A3, 5.730% due 03/30/2009	567,177
2,522,697	Public Service New Hampshire Funding LLC, Series 2001-1, Class A2, 5.730% due 11/01/2010	2,529,492

		3,096,669

Other — 0.4%
1,458,483	Zermatt CBO Limited, Series 1A, Class A, 144A, YNK, 5.490% due 09/01/2010 (b),(c),(d),(f),(g)	1,458,483

TOTAL ASSET-BACKED SECURITIES
(Cost $34,614,159)		34,047,290

CORPORATE BONDS AND NOTES — 45.4%
Financials — 30.4%
5,300,000	Aegon Funding Corp., 5.750% due 12/15/2020 (a)	5,096,899
2,000,000	Banco Mercantil Del Norte SA, 144A, YNK, 5.875% due 02/17/2014 (b),(c),(d),(f)	1,972,500

See Notes to Financial Statements.

2

Principal
Amount		Value

Financials (Continued)
$3,265,000	Block Financial Corporation, 8.500% due 04/15/2007	$3,324,178
2,000,000	City National Corporation, 5.125% due 02/15/2013	1,909,040
2,000,000	Countrywide Home Loans, Inc., MTN, 5.625% due 07/15/2009 (a)	1,989,968
6,500,000	General Electric Capital Corporation, MTN, 7.375% due 01/19/2010	6,829,966
4,900,000	Goldman Sachs Group, Inc., (The), 5.250% due 10/15/2013	4,695,087
2,680,000	HSBC Finance Corporation, 5.500% due 01/19/2016	2,552,346
3,000,000	Independence Community Bank Corporation (becomes variable April 2009), 3.750% due 04/01/2014	2,836,830
5,000,000	Inter-American Development Bank, YNK, 7.375% due 01/15/2010	5,312,765
	International Lease Finance Corporation:
2,650,000	4.375% due 11/01/2009 MTN (a)	2,522,970
3,435,000	5.875% due 05/01/2013	3,409,189
3,000,000	Jackson National Life Global Funding, 144A, 5.250% due 03/15/2007 (c),(d),(e)	3,000,882
5,000,000	Key Bank National Association, MTN, 5.800% due 07/01/2014	4,937,265
3,365,000	Landesbank Baden-Wurttemberg, New York, MTN, 6.350% due 04/01/2012	3,535,148
2,515,000	Morgan Stanley Group, Inc., 5.300% due 03/01/2013	2,432,646
2,000,000	Ohio Casualty Corporation, 7.300% due 06/15/2014	2,022,826
6,900,000	Protective Life Secured Trust, MTN, 3.700% due 11/24/2008	6,599,001
1,750,000	RBS Capital Trust I, (becomes variable June 2013), 4.709% due 12/29/2049	1,581,783
3,000,000	Residential Capital Corp., 6.500% due 04/17/2013	2,944,038
	SLM Corporation, MTN:
4,825,000	3.625% due 03/17/2008 (b)	4,655,758
2,265,000	5.240% due 07/27/2009 (b)	2,266,740

See Notes to Financial Statements.

3

Munder Intermediate Bond Fund

Portfolio of Investments, June 30, 2006 (continued)

Principal
Amount		Value

CORPORATE BONDS AND NOTES (Continued)
Financials (Continued)
$5,000,000	SunAmerica Institutional, MTN, 5.750% due 02/16/2009	$5,002,845
800,000	Suntrust Bank, 5.450% due 12/01/2017	763,113
3,360,000	Swiss Bank Corporation, 7.250% due 09/01/2006	3,366,404
5,000,000	UBS Preferred Funding Trust II, (becomes variable June 2011), 7.247% due 06/26/2049	5,251,475
2,970,000	US Bank National Association, 2.870% due 02/01/2007	2,921,524
2,500,000	Washington Mutual Bank FA, MTN, 5.450% due 07/25/2006 (b)	2,499,897
2,656,000	Westdeutsche Landesbank, 4.796% due 07/15/2015	2,465,331

		98,698,414

Industrials — 14.0%
3,485,000	American Standard, Inc., 7.375% due 02/01/2008 (a)	3,549,755
3,000,000	Bellsouth Corporation, 5.000% due 10/15/2006	2,994,261
3,000,000	Centex Corp., 5.800% due 09/15/2009	2,963,124
1,840,000	Comcast Cable Communications Holdings, Inc., 8.375% due 03/15/2013	2,043,578
4,475,000	Corporacion Andina De Fomento, YNK, 5.125% due 05/05/2015	4,174,598
4,550,000	Developers Diversified Realty Corp., 3.875% due 01/30/2009	4,330,594
4,000,000	Home Depot, Inc., 5.400% due 03/01/2016	3,834,324
7,275,000	Merck & Co., Inc., 4.750% due 03/01/2015	6,661,390
1,300,000	Pemex Finance Ltd., YNK, 9.690% due 08/15/2009	1,386,502
1,050,000	Toyota Motor Credit Corporation, 5.500% due 12/15/2008 (b)	1,046,775

See Notes to Financial Statements.

4

Principal
Amount		Value

Industrials (Continued)
$3,255,000	Unilever Capital Corporation, 7.125% due 11/01/2010	$3,417,594
5,000,000	Union Texas Petroleum Holdings, Inc., MAPS, (becomes variable April 2008) 7.000% due 04/15/2008	5,121,560
4,000,000	WMC Finance USA, YNK, 5.125% due 05/15/2013	3,829,292

		45,353,347

Utilities — 1.0%
3,500,000	Virginia Electric & Power Company, 4.100% due 12/15/2008	3,368,838

TOTAL CORPORATE BONDS AND NOTES
(Cost $151,450,210)		147,420,599

MORTGAGE-BACKED SECURITIES — 15.9%
Collateralized Mortgage Obligations (CMO) — Agency — 7.0%
	FHLMC:
4,222,926	Series 1650 Class J, 6.500% due 06/15/2023	4,259,368
4,000,000	Series 2734 Class PD, 5.000% due 01/15/2027	3,898,672
8,000,000	Series 2780 Class TC, 5.000% due 05/15/2027	7,809,107
4,500,000	Series 2802 Class NC, 5.000% due 05/15/2028	4,398,875
	FNMA:
2,654,161	Series 2003-63, Class GU, 4.000% due 07/25/2033	2,586,579

		22,952,601

See Notes to Financial Statements.

5

Munder Intermediate Bond Fund

Portfolio of Investments, June 30, 2006 (continued)

Principal
Amount		Value

MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage-Backed Securities — 4.5%
$1,367,614	Banc of America Commercial Mortgage, Inc., Series 2000-1, Class A1A, 7.109% due 11/15/2031	$1,383,763
1,915,000	First Union National Bank — Chase, Series 1999-C2, Class C, 6.944% due 06/15/2031	1,974,269
2,000,000	GE Capital Commercial Mortgage Corporation, Series 2003-C2, Class A4, 5.145% due 07/10/2037	1,921,812
3,000,000	Morgan Stanley Capital I Inc., Series 2004-HQ4, Class A6, 4.830% due 04/14/2040	2,826,359
6,490,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class APB1 5.859% due 05/15/2043	6,470,729

		14,576,932

Mortgage Pass-Through Securities — 4.4%
	FHLMC:
124,679	Pool #A00813, 9.000% due 10/01/2020	129,828
8,236	Pool #E61740, 9.000% due 04/01/2010	8,236
314,876	Pool #F70013, Gold, 7.000% due 12/01/2011	320,819
	FNMA:
209,355	Pool #070225, 7.500% due 08/01/2018	215,864
432,291	Pool #250550, 6.500% due 05/01/2026	436,768
796,582	Pool #251518, 6.000% due 02/01/2013	798,680
940,812	Pool #251760, 6.000% due 06/01/2013	944,148
977,723	Pool #323406, 5.978% due 11/01/2008	977,952
208,121	Pool #490365, 6.316% due 12/01/2028 (b)	212,459

See Notes to Financial Statements.

6

Principal
Amount		Value

Mortgage Pass-Through Securities (Continued)
	FNMA (Continued):
$2,284,415	Pool #555290, 4.913% due 02/01/2013	$2,196,328
5,390,000	Pool #780620, 5.500% due 05/01/2034	5,199,735
1,010,960	Pool #790362, 4.891% due 08/01/2034 (b)	998,232
	GNMA:
135,145	Pool #780077, 8.000% due 03/15/2025	143,188
1,712,546	Pool #781008, 6.000% due 03/15/2029	1,703,889

		14,286,126

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $53,433,739)		51,815,659

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.7%
Government Sponsored Enterprises (GSE) — 11.7%
	FHLMC:
1,000,000	2.375% due 02/15/2007	980,896
1,050,000	5.625% due 03/15/2011	1,055,402
9,000,000	6.875% due 09/15/2010	9,460,215
	FNMA:
7,200,000	2.875% due 11/09/2006	7,136,237
6,000,000	4.375% due 09/07/2007	5,918,988
3,600,000	5.250% due 04/15/2007	3,591,515
3,800,000	6.000% due 05/15/2011 (a)	3,881,902
5,000,000	6.625% due 11/15/2010 (a)	5,219,725
625,000	7.125% due 06/15/2010	661,294

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $38,730,857)		37,906,174

U.S. TREASURY OBLIGATIONS — 13.3%
U.S. Treasury Bonds — 0.5%
1,295,000	7.500% due 11/15/2016 (a)	1,531,742

U.S. Treasury Notes — 12.8%
565,000	2.625% due 03/15/2009 (a)	529,709
20,000,000	4.000% due 11/15/2012 (a)	18,798,440
4,700,000	4.250% due 11/15/2013 (a)	4,447,742

See Notes to Financial Statements.

7

Munder Intermediate Bond Fund

Portfolio of Investments, June 30, 2006 (continued)

Principal
Amount		Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes (Continued)
$1,800,000	4.250% due 08/15/2014 (a)	$1,695,164
685,000	4.250% due 08/15/2015 (a)	640,930
8,500,000	4.500% due 11/15/2015 (a)	8,096,250
4,100,000	4.500% due 02/15/2016 (a)	3,900,765
2,980,000	4.875% due 02/15/2012 (a)	2,947,405
700,000	5.000% due 08/15/2011 (a)	697,894

		41,754,299

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $44,477,452)		43,286,041

FOREIGN GOVERNMENT OBLIGATIONS — 2.0%
Government — 2.0%
3,000,000	Chuo Mitsui Trust & Banking Co. Ltd., 144A, YNK, 5.506% due 04/15/2049 (c),(d),(e)	2,735,811
1,800,000	ELM BV, 144A, YNK 16.000% due 06/20/2013 (b),(c),(d),(f),(g)	1,800,000
2,000,000	Korea Development Bank, YNK, 4.625% due 09/16/2010	1,907,726

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $6,795,014)		6,443,537

REPURCHASE AGREEMENT — 0.7%
(Cost $2,125,000)
2,125,000	Agreement with State Street Bank and Trust Company, 4.780% dated 06/30/2006, to be repurchased at $2,125,846 on 07/03/2006, collateralized by $2,255,000 FHLMC 4.125% maturing 11/18/2009 (value $2,167,619)	2,125,000

Shares

COLLATERAL FOR SECURITIES ON LOAN 17.8%
(Cost $57,843,358)
57,843,358	State Street Navigator Securities Lending Trust — Prime Portfolio (h)	57,843,358

See Notes to Financial Statements.

8

		Value

TOTAL INVESTMENTS
(Cost $389,469,789)	117.3%	$380,887,658
OTHER ASSETS AND LIABILITIES (Net)	(17.3)	(56,041,878)

NET ASSETS	100.0%	$324,845,780

(a)	Security, or a portion thereof, is on loan.

(b)	Variable rate security. The interest rate shown reflects the rate in effect as of June 30, 2006.

(c)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(d)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(e)	Security subject to restrictions on resale that has been deemed by the Advisor to be liquid.

(f)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At June 30, 2006, securities subject to restrictions on resale that have not been deemed to be liquid represent $5,230,983, 1.6% of net assets.

Security	Acquisition Date	Cost

Zermatt CBO Limited, Series 1A, Class A, 144A, YNK, 5.490% due 09/01/2010	10/24/2005	$1,459,941
Banco Mercantil Del Norte SA, 144A, YNK, 5.875% due 02/17/2014	02/10/2004	$1,994,861
Elm BV, 144A, YNK 16.000% due 06/20/2013	06/13/2006	$1,800,000

(g)	Fair valued security as of June 30, 2006 (see Notes to Financial Statements, Note 2). At June 30, 2006, these securities represent $3,258,483, 1.0% of net assets.

(h)	At June 30, 2006, the market value of the securities on loan is $56,914,912.

ABBREVIATIONS:
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MAPS — Mandatory Putable Remarketable Security
MTN   — Medium Term Note
YNK   — Yankee Security

See Notes to Financial Statements.

9

Munder Intermediate Bond Fund

Statement of Assets and Liabilities, June 30, 2006

ASSETS:
Investments, at value
See accompanying schedule:
Securities (including $56,914,912 of securities loaned)	$378,762,658
Repurchase agreement	2,125,000

Total Investments	380,887,658
Cash	175,092
Interest receivable	3,467,925
Receivable for Fund shares sold	581,091
Prepaid expenses and other assets	47,679

Total Assets	385,159,445

LIABILITIES:
Payable for Fund shares redeemed	2,247,642
Payable upon return of securities loaned	57,843,358
Shareholder servicing fees payable — Class K Shares	46,750
Trustees’ fees and expenses payable	45,213
Administration fees payable	33,686
Transfer agency/record keeping fees payable	30,202
Distribution and shareholder servicing fees payable — Class A, B and C Shares	7,770
Custody fees payable	7,381
Investment advisory fees payable	5,703
Accrued expenses and other payables	45,960

Total Liabilities	60,313,665

NET ASSETS	$324,845,780

Investments, at cost	$389,469,789

See Notes to Financial Statements.

10

NET ASSETS consist of:
Undistributed net investment income	$147,061
Accumulated net realized loss on investments sold	(20,378,883)
Net unrealized depreciation of investments	(8,582,131)
Paid-in capital	353,659,733

$324,845,780

NET ASSETS:
Class A Shares	$8,790,985

Class B Shares	$1,313,713

Class C Shares	$872,766

Class K Shares	$222,491,253

Class Y Shares	$91,377,063

SHARES OUTSTANDING:
Class A Shares	975,431

Class B Shares	146,203

Class C Shares	96,701

Class K Shares	24,732,445

Class Y Shares	10,152,779

CLASS A SHARES:
Net asset value and redemption price per share	$9.01

Maximum sales charge	4.00%
Maximum offering price per share	$9.39

CLASS B SHARES:
Net asset value and offering price per share*	$8.99

CLASS C SHARES:
Net asset value and offering price per share*	$9.03

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$9.00

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$9.00

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

11

Munder Intermediate Bond Fund

Statement of Operations, For the Year Ended June 30, 2006

INVESTMENT INCOME:
Interest	$16,722,507
Securities lending	63,338

Total Investment Income	16,785,845

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	23,651
Class B Shares	25,086
Class C Shares	9,130
Shareholder servicing fees:
Class K Shares	633,671
Investment advisory fees	1,795,219
Administration fees	467,768
Transfer agency/record keeping fees	189,107
Custody fees	78,237
Legal and audit fees	55,047
Registration and filing fees	45,992
Trustees’ fees and expenses	36,112
Other	79,653

Total Expenses	3,438,673

NET INVESTMENT INCOME	13,347,172

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss from security transactions	(2,671,197)
Net change in unrealized appreciation/(depreciation) of securities	(12,143,048)

Net realized and unrealized loss on investments	(14,814,245)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,467,073)

See Notes to Financial Statements.

12

Munder Intermediate Bond Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005

Net investment income	$13,347,172	$13,369,720
Net realized loss from security transactions	(2,671,197)	(721,267)
Net change in unrealized appreciation/(depreciation) of securities	(12,143,048)	4,394,927

Net increase/(decrease) in net assets resulting from operations	(1,467,073)	17,043,380
Dividends to shareholders from net investment income:
Class A Shares	(396,422)	(330,221)
Class B Shares	(84,636)	(191,861)
Class C Shares	(31,240)	(47,579)
Class K Shares	(10,658,862)	(11,517,380)
Class Y Shares	(4,162,743)	(3,995,090)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	138,415	474,157
Class B Shares	(2,500,548)	(3,905,256)
Class C Shares	(334,972)	(280,083)
Class K Shares	(36,007,034)	(25,332,843)
Class Y Shares	5,915,308	(3,990,598)

Net decrease in net assets	(49,589,807)	(32,073,374)
NET ASSETS:
Beginning of year	374,435,587	406,508,961

End of year	$324,845,780	$374,435,587

Undistributed net investment income	$147,061	$178,886

See Notes to Financial Statements.

13

Munder Intermediate Bond Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005

Amount
Class A Shares:
Sold*	$4,430,273	$4,357,028
Issued as reinvestment of dividends	264,834	239,965
Redeemed	(4,556,692)	(4,122,836)

Net increase	$138,415	$474,157

Class B Shares:
Sold	$275,913	$621,766
Issued as reinvestment of dividends	48,827	89,685
Redeemed*	(2,825,288)	(4,616,707)

Net decrease	$(2,500,548)	$(3,905,256)

Class C Shares:
Sold	$301,286	$713,945
Issued as reinvestment of dividends	16,089	25,598
Redeemed	(652,347)	(1,019,626)

Net decrease	$(334,972)	$(280,083)

Class K Shares:
Sold	$27,642,877	$30,481,584
Issued as reinvestment of dividends	385,763	150,227
Redeemed	(64,035,674)	(55,964,654)

Net decrease	$(36,007,034)	$(25,332,843)

Class Y Shares:
Sold	$23,369,700	$14,145,478
Issued as reinvestment of dividends	1,653,479	198,652
Redeemed	(19,107,871)	(18,334,728)

Net increase/(decrease)	$5,915,308	$(3,990,598)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

14

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005

Shares
Class A Shares:
Sold*	480,249	461,014
Issued as reinvestment of dividends	28,824	25,385
Redeemed	(496,742)	(434,960)

Net increase	12,331	51,439

Class B Shares:
Sold	30,028	65,618
Issued as reinvestment of dividends	5,309	9,496
Redeemed*	(306,973)	(488,670)

Net decrease	(271,636)	(413,556)

Class C Shares:
Sold	32,957	74,879
Issued as reinvestment of dividends	1,746	2,700
Redeemed	(70,428)	(107,380)

Net decrease	(35,725)	(29,801)

Class K Shares:
Sold	2,995,325	3,216,397
Issued as reinvestment of dividends	42,068	16,003
Redeemed	(6,982,156)	(5,910,473)

Net decrease	(3,944,763)	(2,678,073)

Class Y Shares:
Sold	2,539,444	1,493,752
Issued as reinvestment of dividends	181,733	21,080
Redeemed	(2,087,437)	(1,942,000)

Net increase/(decrease)	633,740	(427,168)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

15

Munder Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$9.44	$9.42	$9.88	$9.50	$9.39

Income/(loss) from investment operations:
Net investment income	0.34	0.32	0.32	0.39	0.49
Net realized and unrealized gain/(loss) on investments	(0.38)	0.08	(0.40)	0.41	0.13

Total from investment operations	(0.04)	0.40	(0.08)	0.80	0.62

Less distributions:
Dividends from net investment income	(0.39)	(0.38)	(0.38)	(0.42)	(0.51)

Total distributions	(0.39)	(0.38)	(0.38)	(0.42)	(0.51)

Net asset value, end of period	$9.01	$9.44	$9.42	$9.88	$9.50

Total return(b)	(0.43)%	4.33%	(0.79)%	8.66%	6.71%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$8,791	$9,093	$8,588	$10,222	$10,321
Ratio of operating expenses to average net assets	1.02%	1.00%	1.00%	0.98%	0.94%
Ratio of net investment income to average net assets	3.67%	3.33%	3.36%	3.98%	5.13%
Portfolio turnover rate	52%	63%	86%	87%	85%
Ratio of operating expenses to average net assets without expense waivers	1.02%	1.00%	1.00%	0.98%	0.94%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on November 24, 1992 and October 25, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

16

B Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

$9.42	$9.40	$9.85	$9.47	$9.36

0.26	0.24	0.25	0.31	0.41
(0.37)	0.09	(0.39)	0.42	0.14

(0.11)	0.33	(0.14)	0.73	0.55

(0.32)	(0.31)	(0.31)	(0.35)	(0.44)

(0.32)	(0.31)	(0.31)	(0.35)	(0.44)

$8.99	$9.42	$9.40	$9.85	$9.47

(1.17)%	3.56%	(1.43)%	7.87%	5.93%

$1,314	$3,935	$7,812	$15,266	$11,608
1.77%	1.75%	1.75%	1.73%	1.69%
2.85%	2.57%	2.61%	3.23%	4.38%
52%	63%	86%	87%	85%
1.77%	1.75%	1.75%	1.73%	1.69%

See Notes to Financial Statements.

17

Munder Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$9.46	$9.44	$9.89	$9.51	$9.40

Income/(loss) from investment operations:
Net investment income	0.27	0.24	0.25	0.31	0.42
Net realized and unrealized gain/(loss) on investments	(0.38)	0.09	(0.39)	0.42	0.13

Total from investment operations	(0.11)	0.33	(0.14)	0.73	0.55

Less distributions:
Dividends from net investment income	(0.32)	(0.31)	(0.31)	(0.35)	(0.44)

Total distributions	(0.32)	(0.31)	(0.31)	(0.35)	(0.44)

Net asset value, end of period	$9.03	$9.46	$9.44	$9.89	$9.51

Total return(b)	(1.16)%	3.54%	(1.42)%	7.83%	5.91%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$873	$1,252	$1,531	$1,937	$1,321
Ratio of operating expenses to average net assets	1.76%	1.75%	1.75%	1.73%	1.69%
Ratio of net investment income to average net assets	2.89%	2.58%	2.61%	3.23%	4.38%
Portfolio turnover rate	52%	63%	86%	87%	85%
Ratio of operating expenses to average net assets without expense waivers	1.76%	1.75%	1.75%	1.73%	1.69%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on April 19, 1996 and November 20, 1992, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

18

K Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

$9.43	$9.41	$9.86	$9.48	$9.37

0.34	0.32	0.32	0.38	0.49
(0.38)	0.08	(0.39)	0.42	0.13

(0.04)	0.40	(0.07)	0.80	0.62

(0.39)	(0.38)	(0.38)	(0.42)	(0.51)

(0.39)	(0.38)	(0.38)	(0.42)	(0.51)

$9.00	$9.43	$9.41	$9.86	$9.48

(0.42)%	4.34%	(0.69)%	8.67%	6.72%

$222,491	$270,367	$294,966	$238,012	$242,929
1.02%	1.00%	1.00%	0.98%	0.94%
3.66%	3.33%	3.36%	3.98%	5.13%
52%	63%	86%	87%	85%
1.02%	1.00%	1.00%	0.98%	0.94%

See Notes to Financial Statements.

19

Munder Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$9.43	$9.41	$9.87	$9.49	$9.38

Income/(loss) from investment operations:
Net investment income	0.36	0.34	0.35	0.41	0.51
Net realized and unrealized gain/(loss) on investments	(0.38)	0.09	(0.40)	0.42	0.13

Total from investment operations	(0.02)	0.43	(0.05)	0.83	0.64

Less distributions:
Dividends from net investment income	(0.41)	(0.41)	(0.41)	(0.45)	(0.53)

Total distributions	(0.41)	(0.41)	(0.41)	(0.45)	(0.53)

Net asset value, end of period	$9.00	$9.43	$9.41	$9.87	$9.49

Total return(b)	(0.18)%	4.60%	(0.54)%	8.93%	6.99%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$91,377	$89,788	$93,612	$81,411	$119,919
Ratio of operating expenses to average net assets	0.77%	0.75%	0.75%	0.73%	0.69%
Ratio of net investment income to average net assets	3.92%	3.58%	3.61%	4.23%	5.38%
Portfolio turnover rate	52%	63%	86%	87%	85%
Ratio of operating expenses to average net assets without expense waivers	0.77%	0.75%	0.75%	0.73%	0.69%

(a)	Class Y Shares of the Fund commenced operations on December 1, 1991.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

See Notes to Financial Statements.

20

Munder Intermediate Bond Fund

Notes to Financial Statements, June 30, 2006

1. Organization

    As of June 30, 2006, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Intermediate Bond Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide a competitive rate of return which, over time, exceeds the rate of inflation and the return provided by money market instruments. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities are

21

Munder Intermediate Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through an approved pricing source, the security may be valued using broker-dealer quotations, last available price, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the

22

Munder Intermediate Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

amortization of premiums and accretion of discounts. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (“the Advisor”) is entitled to receive from the Fund a fee, computed and payable daily based on the average daily net assets of the Fund at an annual rate of 0.50% on the first $1 billion of assets, and 0.45% based on assets exceeding $1 billion. During the year ended June 30, 2006, the Fund paid an annual effective rate of 0.5000% for advisory services.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates, subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

23

Munder Intermediate Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the year ended June 30, 2006, the Advisor earned $467,768 before payment of sub-administration fees and $310,831 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2006, the Fund paid an annual effective rate of 0.1303% for administrative services.

    Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis) as of June 30, 2006. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $32,398 for its administrative, record keeping and other related services provided to the Fund for the year ended June 30, 2006.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares.

24

Munder Intermediate Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B and Class C Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares. Comerica Securities, Inc. (”Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2006, the Fund paid $102 to Comerica Securities and $632,084 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $59,542,057 and $72,544,899, respectively, for the year ended June 30, 2006. Cost of purchases and proceeds from sales of U.S. government securities, excluding short-term investments were $130,492,511 and $107,249,312, respectively, for the year ended June 30, 2006.

    At June 30, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $585,446, aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $12,162,173 and net depreciation for Federal income tax purposes was $11,576,727. At June 30, 2006, aggregate cost for Federal income tax purposes was $392,464,385.

6. Revolving Line of Credit

    Effective December 14, 2005, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which

25

Munder Intermediate Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 13, 2006 on the daily amount of the unused commitment. During the year ended June 30, 2006, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2006, total commitment fees for the Fund were $4,593.

7. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    As determined on June 30, 2006, permanent differences resulting primarily from paydown gains and losses and premium amortization were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed	Accumulated
Net Investment Income	Net Realized Loss

$1,954,906	$(1,954,906)

    During the years ended June 30, 2006, and June 30, 2005, dividends of $15,333,903 and $16,082,131, respectively, were paid to shareholders from ordinary income on a tax basis.

26

Munder Intermediate Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

    At June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Post	Capital	Unrealized
Income	October Loss	Loss Carryover	Depreciation	Total

$183,164	$(3,484,432)	$(13,899,855)	$(11,576,727)	$(28,777,850)

    The differences between book and tax distributable earnings are primarily due to wash sales, premium amortization adjustments and deferred trustees’ fees.

    As determined at June 30, 2006, the Fund had available for Federal income tax purposes, $13,899,855 of unused capital losses of which $4,995,681, $5,157,371, $855,528 and $2,891,275 expire in 2008, 2009, 2013 and 2014, respectively.

    Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2005 and June 30, 2006 of $3,484,432.

9. Tax Information (Unaudited)

    The percentages of total net assets invested in U.S. government and U.S. government agency obligations at June 30, 2006 were as follows:

U.S. Treasury Notes	12.8%
Federal National Mortgage Association	12.6%
Federal Home Loan Mortgage Corporation	9.9%
Government National Mortgage Association	0.6%
U.S. Treasury Bonds	0.5%

10. Subsequent Event (Unaudited)

    On August 4, 2006, the management team of the Advisor announced that it has partnered with Grail Partners, LLC and private equity firm Crestview Partners, L.P. to acquire Comerica’s controlling interest in the Advisor. If, as expected, the transaction closes, the Advisor’s current investment advisory agreement with the Fund will automatically terminate under applicable law at the time of the closing. On August 22, 2006, the Board of Trustees of the Munder Funds approved a new investment advisory agreement with the Advisor subject to approval by shareholders of the Fund at a Special Meeting called for October 26, 2006. The new investment advisory agreement is expected to become effective on the date of the closing of the transaction.

27

Munder Intermediate Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

11. Quarterly Portfolio Schedule (Unaudited)

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12. Proxy Voting Policies and Procedures (Unaudited)

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13. Proxy Voting Record (Unaudited)

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

14. Approval of Investment Advisory Agreement (Unaudited)

    The Advisor provides investment advisory services to the Fund under a Combined Investment Advisory Agreement dated June 13, 2003 and amended most recently as of May 16, 2006 (“Advisory Agreement”). On May 16, 2006, the Board of Trustees approved the continuation of the Advisory Agreement with respect to the Fund for an additional one-year period commencing on July 1, 2006. In determining whether to approve the continuation of the Advisory Agreement, the Board requested, and received from the Advisor, the information that the Board believed to be reasonably necessary to reach its conclusion, including the information described below. Both in meetings specifically dedicated to renewal of the Advisory Agreement and in other meetings during the course of the year, the Board received materials relating to the services provided to the Munder Funds by the

28

Munder Intermediate Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

Advisor. In evaluating the Advisory Agreement, the Board conducted a review that was specifically focused upon the renewal of the Advisory Agreement, and relied upon their knowledge, resulting from their meetings throughout the year, of the Advisor, its services and the Munder Funds.

    The Board considered many factors in evaluating whether the Advisory Agreement and the fees provided therein with respect to the Fund should be continued for an additional one-year period. The Board was advised by legal counsel to the Munder Funds and the “Non-Interested Trustees” also were advised by their independent legal counsel with respect to their deliberations regarding the continuation of the Advisory Agreement. (A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act.)

    Among other factors, the Board requested, considered and evaluated information regarding:

    (a) The nature, extent and quality of the services provided by the Advisor to the Fund under the Advisory Agreement: With respect to this factor, the Board considered:

•	the qualifications of management of the Advisor and of persons providing portfolio management services to the Fund. In this regard, the Board was presented with detailed information concerning the Advisor’s efforts in hiring, promoting and retaining qualified investment personnel, including enhancements in the quality and depth in the Advisor’s investment, trading, and administrative services departments due to the recruiting and hiring of additional staff in 2005 and the promotion of employees from within the Advisor in 2005 and 2006, recent changes within key management positions at the Advisor, the Advisor’s personnel retention efforts, and the Advisor’s current intentions regarding future changes in its organizational structure;

•	the Advisor’s efforts in recent years and on an ongoing basis to:

(1)	enhance its research capabilities and make investments in compliance, fund accounting and other technologies relating to the Funds’ operations in order to improve their effectiveness and efficiencies of operations;

(2)	grow Fund assets through increased marketing efforts and a focus on asset retention;

29

Munder Intermediate Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

(3)	focus on determining the reasonableness of the investment advisory fees for each of the Munder Funds and, as appropriate, to adjust its investment advisory fees (including through the addition of contractual fee breakpoints or reducing its advisory fees), although no such adjustments were made with respect to the Fund in the current period;

(4)	renegotiate the fee arrangements with certain of the other service providers for the Munder Funds in order to reduce the total expense ratios of the Munder Funds and their classes of shares, although no such reductions were made in the current period; and

(5)	seek to better allocate the costs of services across the Munder Funds;

•	the Advisor’s performance, both generally with respect to all the Munder Funds and more specifically with respect to the Fund, as further described below;

•	the information provided by the Advisor in its Form ADV and in response to a detailed series of questions submitted by counsel to the Munder Funds;

•	the terms of the Advisory Agreement; and

•	the general experience, business, operations and financial condition of the Advisor.

    Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the continuance of the Advisory Agreement.

    (b) The investment performance of the Fund and the Advisor: The Board considered the one-, three-, five- and ten-year and since inception total investment performance, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2005 and compared this information to the performance of the Fund’s benchmark blend of indexes and the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”).

    In addition, the Board considered the Fund’s one-, three-, five- and ten-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well as the three-, five- and ten-year and the overall “star” ratings of the Fund by Morningstar, Inc. The Board also considered the Fund’s one-, three-, five-and ten-year total return for Class A Shares as of December 31, 2005 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund.

30

Munder Intermediate Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

    In this regard, the Board considered that: (1) the Fund’s average annual total returns for Class Y Shares, on a gross basis, equaled or exceeded the performance of the benchmark for the one-, three- and five-year periods, and trailed for the ten-year and since inception periods, (2) the Fund’s total returns for Class Y Shares on a gross and net basis equaled or exceeded the median performance of the Fund’s Lipper peer group for the one-, three-, five- and ten-year periods, and (3) the Fund had favorable Lipper rankings.

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund strongly supported approval of the continuance of the Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund: The Board considered detailed information provided by the Advisor as to the costs and profitability of the Advisor over the 12 months ended on December 31, 2005 and projections by the Advisor as to the costs and profitability of the Advisor over the 12 months ending on December 31, 2006, with respect to all services provided by the Advisor and its affiliates to the Fund and based on certain stated assumptions. Based on these facts, the Board concluded that the costs of the Advisor’s services and the profitability of the Advisor under the Advisory Agreement were not unreasonable.

    (d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale: The Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Fund’s shareholders through appropriate mechanisms in the future. Based on these facts, the Board concluded that the Advisor’s efforts in this regard strongly supported approving continuance of the Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable funds: The Board considered the Fund’s advisory fees and total expenses as they compared to those of comparable funds identified by Lipper in the case of the advisory fee comparisons and to the funds included in the Fund’s respective Lipper category in the case of total expense comparisons. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) of the Fund’s Class A Shares in comparison to those of

31

Munder Intermediate Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

each comparable fund in the Fund’s Lipper peer group and in comparison to the average, median, high and low net effective advisory fees of the funds in the Fund’s Lipper peer group. The Board also received separate information prepared by Strategic Insight Mutual Fund Research and Consulting, LLC, a third-party data mutual fund provider, that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. Based on these facts, the Board concluded that the current advisory fee and total fee levels of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Fund: The Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Fund, the Advisor may benefit from its relationship with the Fund in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on these facts, the Board concluded that these additional benefits should not preclude approval of the continuance of the Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved the Advisory Agreement for an additional annual period commencing on July 1, 2006.

32

Munder Intermediate Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

15.	Trustees and Executive Officers (Unaudited)

    Information about the Trustees and Executive Officers of the Munder Funds as of June 30, 2006, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below.

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 58	Trustee and Chairman	Indefinite; Trustee since 2/93; Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (real estate investment operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (10/97 to 12/05).	25	Fieldstone Investment Corporation (since 11/03).

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 59	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/real estate/manufacturing company) (since 1991).	25	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	25	Nighthawk Radiology Holdings, Inc. (since 3/04).

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 11/89	Vice President, Macomb Community College (since 7/01); Dean, Macomb Community College (since 9/97).	25	None

33

Munder Intermediate Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	25	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company) (since 5/05).

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 47	Trustee(3)	Indefinite; Since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	24	Taubman Centers, Inc. (since 1/97).

34

Munder Intermediate Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 50	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	25	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04); LMS Medical Systems (health care technology company) (since 1/06).

Interested Trustee

Michael T. Monahan(4) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 67	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99).	25	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MSTII only.

(4)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica Incorporated, the indirect parent company of the Advisor. Mr. Monahan also receives retirement and health benefits from Comerica Incorporated.

35

Munder Intermediate Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Executive Officers

John S. Adams 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	President & Principal Executive Officer	through 2/07; since 4/06	President and Chief Investment Officer of Munder Capital Management (investment advisor) (since 3/06); President and Chief Investment Officer of Pierce Street Advisors, LLC (investment advisor) (since 3/06); Managing Director and Chief Investment Officer, Equities of Munder Capital Management (12/04 to 3/06); Senior Portfolio Manager of Munder Capital Management (6/87 to 12/04).
Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/07; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); General Counsel of Munder Capital Management (7/00 to 2/05); Director of Diversified Strategy Hedge Fund, Ltd. (since 1/06).

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 40	Vice President & Principal Financial Officer	through 2/07; since 2/01	Managing Director and Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05).

Chérie N. Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 37	Treasurer & Principal Accounting Officer	through 2/07; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

36

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Intermediate Bond Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Intermediate Bond Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Intermediate Bond Fund of Munder Series Trust at June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 11, 2006

37

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNIMDBD606

ANNUAL REPORT
June 30, 2006
Munder International
Bond Fund
Class A, B, C, K & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    I am delighted to provide you with information about some very positive developments at Munder Capital Management, the investment advisor to The Munder Funds. By mutual agreement with Comerica Incorporated, Munder Capital’s partner for over 10 years, the management team and employees of Munder Capital, along with Crestview Capital Partners, L.P. and Grail Partners, LLC, are buying Comerica’s ownership position in the firm. We anticipate that the transfer of ownership will be completed prior to year end.

    Because Munder Capital retained its own operational infrastructure throughout its partnership with Comerica, we expect the transition to independent ownership of Munder Capital to be seamless. Among the most important outcomes from Munder Capital’s perspective are the continuity in our people and processes, and the opportunity for increased employee ownership. We have always believed that employee ownership is the best way to align our interests with the interests of our clients, and to attract and retain talented professionals. This is a key outcome of the new ownership structure.

    As I hope you can tell from this letter, I am very pleased with this announcement because of its positive implications for both The Munder Funds and for the Munder Capital team. The investment advisory agreement between The Munder Funds and the newly structured Munder Capital Management has been approved by the Board of Trustees of The Munder Funds. In the coming weeks, shareholders of the Funds will receive materials requesting their approval of the investment advisory agreement, which will be sought through a proxy statement. I encourage you to exercise your right to vote your shares.

    Thank you for your confidence in The Munder Funds. We look forward to continuing to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
President and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Hypothetical and Total Returns
vi	Shareholder Fee Example
1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements
33	Report of Independent Registered Public Accounting Firm

An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain a prospectus, please visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. International bond funds tend to fluctuate in value more than domestic bond funds, but less than stock funds. However, investors in any fixed income securities should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.

    As a “non-diversified” fund under the Investment Company Act of 1940, more of the Fund’s assets may be invested in fewer securities, which increases the Fund’s risk because each investment has a greater effect on performance.

    Fund holdings are subject to change and percentages shown below are based on net assets as of June 30, 2006. The following pie chart illustrates the allocation of the Fund’s investments by currency exposure. A complete list of holdings as of June 30, 2006 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 CURRENCY EXPOSURE

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the year ended June 30, 2006. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Sharon Fayolle and Paul LaCoursiere

    The Fund earned a return of -2.26% for the one year ended June 30, 2006, relative to the -0.02% return for the Citigroup Non-U.S. Dollar World Government Bond Index and the 0.33% return for the Lipper universe of international income funds.

    Bonds are selected for the Fund in an effort to achieve a desired currency exposure. Currency exposure decisions are based on an analysis of yield relationships between various currencies, perceived pricing inefficiencies, yield curve analysis and global economic trends.

    The primary detractor from the Fund’s performance for the year ended June 30, 2006 was its overweighted exposure to Japanese and Mexican currencies. The Fund has had a long-standing overweight in the Japanese yen, based on valuation analyses and the prospect that the liquidity of the Japanese yen will decrease as the Bank of Japan starts to raise the short-term interest rate. During the year, however, this overweight did not have the positive currency impact that we had expected.

    Our decision to add a position in a Mexican dollar-denominated issue in early March to enhance the yield of the Fund also did not have the immediate desired impact. We anticipate that this currency will perform better once the Mexican election results are certified.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Citigroup Non-U.S. Dollar World Government Bond Index is a market-weighted index that includes the government bond markets that are freely open to investors (excluding the United States) and have a total market capitalization of at least $20 billion, €15 billion and ¥2.5 trillion. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of international income funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Hypothetical and Total Returns

The following graph represents the performance of the Munder International Bond Fund (the “Fund”) since the inception of its oldest class of shares, Class Y Shares. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Past performance is no guarantee of future results. Investment return and principal value of any investment will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder International Bond Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Initial Investment

iv

	GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

				Citigroup Non-	Lipper
Class and	With		Without	U.S. Dollar World	International Income
Inception Date	Load		Load	Gov’t. Bond Index#	Funds Median**

CLASS A (10/17/96)	$13,987	*	$14,575	$15,432	$16,562

CLASS B (6/9/97)	N/A		13,752	16,055	16,332

CLASS C (6/4/98)	N/A		13,695	15,664	15,233

CLASS K (3/25/97)	N/A		15,160	16,308	16,613

CLASS Y (10/2/96)	N/A		14,920	15,693	16,871

	AVERAGE ANNUAL TOTAL RETURNS

						Five			Since
	One		One	Five		Years	Since		Inception
Class and	Year		Year	Years		w/out	Inception		w/out
Inception Date	w/load		w/out load	w/load		load	w/load		load

CLASS A (10/17/96)	(6.37)%	*	(2.44)%	7.70%	*	8.59%	3.52%	*	3.96%

CLASS B (6/9/97)	(7.81)%†		(3.17)%	7.52%†		7.82%	N/A		3.58%

CLASS C (6/4/98)	(4.05)%†		(3.12)%	N/A		7.80%	N/A		3.97%

CLASS K (3/25/97)	N/A		(0.62)%	N/A		8.62%	N/A		4.59%

CLASS Y (10/2/96)	N/A		(2.26)%	N/A		8.88%	N/A		4.19%

*	Reflects the deduction of the maximum sales charge of 4.00% for Class A Shares.

†	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

#	The Citigroup Non-U.S. Dollar World Government Bond Index is a market-weighted index that includes the government bond markets that are freely open to investors (excluding the United States) and have a total market capitalization of at least $20 billion, €15 billion, and ¥2.5 trillion. Index since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 11/1/96, 6/1/97, 6/1/98, 4/1/97, and 10/1/96, respectively.

**	The Lipper International Income Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. Lipper since inception comparative returns for Class A, Class B, Class C, Class K and Class Y Shares of the Fund are as of 11/1/96, 6/1/97, 6/1/98, 4/1/97, and 10/1/96, respectively.

v

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	1/1/06	6/30/06	1/1/06-6/30/06	Ratio

Actual
Class A	$1,000.00	$1,023.10	$7.02	1.40%
Class B	$1,000.00	$1,019.60	$10.77	2.15%
Class C	$1,000.00	$1,019.20	$10.76	2.15%
Class K	$1,000.00	$1,023.10	$7.02	1.40%
Class Y	$1,000.00	$1,023.90	$5.77	1.15%

Hypothetical
Class A	$1,000.00	$1,017.85	$7.00	1.40%
Class B	$1,000.00	$1,014.13	$10.74	2.15%
Class C	$1,000.00	$1,014.13	$10.74	2.15%
Class K	$1,000.00	$1,017.85	$7.00	1.40%
Class Y	$1,000.00	$1,019.09	$5.76	1.15%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

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viii

Munder International Bond Fund

Portfolio of Investments, June 30, 2006

Principal
Amount(a)			Value

FOREIGN BONDS AND NOTES — 90.0%
Australia — 1.8%
Government — 1.8%
AUD	1,620,000	Commonwealth of Australia, 5.250% due 03/15/2019	$1,144,298

Austria — 5.8%
Government — 5.8%
		Republic of Austria:
EUR	1,770,000	4.300% due 07/15/2014	2,306,444
	1,100,000	4.650% due 01/15/2018	1,472,569

			3,779,013

Belgium — 2.7%
Government — 2.7%
		Kingdom of Belgium:
EUR	845,000	3.000% due 09/28/2008	1,067,532
	460,000	5.500% due 03/28/2028	685,059

			1,752,591

Canada — 2.0%
Government — 2.0%
JPY	154,000,000	Province of Quebec, 1.600% due 05/09/2013	1,326,814

Denmark — 1.1%
Government — 1.1%
DKK	3,750,000	Kingdom of Denmark, 6.000% due 11/15/2011	707,007

Finland — 3.7%
Government — 3.7%
EUR	1,750,000	Republic of Finland, 5.375% due 07/04/2013	2,429,982

France — 6.5%
Government — 6.5%
		Republic of France:
EUR	1,015,000	4.000% due 10/25/2013	1,299,959
	935,000	5.500% due 04/25/2010	1,268,438
	1,125,000	5.500% due 04/25/2029	1,680,015

			4,248,412

See Notes to Financial Statements.

1

Munder International Bond Fund

Portfolio of Investments, June 30, 2006 (continued)

Principal
Amount(a)			Value

FOREIGN BONDS AND NOTES (Continued)
Germany — 9.1%
Corporate — 5.2%
JPY	189,000,000	Bayerische Landesbank, MTN, 1.400% due 04/22/2013	$1,613,559
EUR	530,000	KfW Bankengruppe, MTN, 3.125% due 11/15/2006	677,313
JPY	122,000,000	Landwirtschaftliche Rentenbank, MTN, 0.650% due 09/30/2008	1,060,939

			3,351,811

Government — 3.9%
		Federal Republic of Germany:
EUR	1,720,000	4.250% due 07/04/2014	2,236,915
	225,000	5.250% due 07/04/2010	302,987

			2,539,902

			5,891,713

Greece — 3.0%
Government — 3.0%
EUR	1,500,000	Republic of Greece, 4.500% due 05/20/2014	1,953,615

Italy — 5.7%
Government — 5.7%
		Republic of Italy:
JPY	95,000,000	0.650% due 03/20/2009	823,430
EUR	500,000	1.650% due 09/15/2008	642,211
JPY	140,000,000	1.800% due 02/23/2010	1,248,087
EUR	750,000	5.000% due 02/01/2012	1,008,082

			3,721,810

Japan — 21.9%
Government — 21.9%
JPY	175,000,000	Development Bank of Japan, Global Bond, 1.750% due 06/21/2010	1,557,708
		Government of Japan:
	360,000,000	0.600% due 09/20/2008	3,127,445
	500,000,000	1.400% due 06/20/2011	4,365,371
	385,000,000	1.900% due 03/20/2008	3,430,779
	203,000,000	Japan Financial Corporation, 1.350% due 11/26/2013	1,724,716

			14,206,019

See Notes to Financial Statements.

2

Principal
Amount(a)			Value

Mexico — 1.8%
Government — 1.8%
MXN	14,000,000	United Mexican States, 8.000% due 12/17/2015	$1,145,059

Netherlands — 8.6%
Corporate — 3.8%
		Bank Nederlandse Gemeenten NV, MTN:
AUD	750,000	5.000% due 02/04/2008	548,065
EUR	1,000,000	4.375% due 07/04/2013	1,296,944
	500,000	Diageo Capital BV, MTN, 3.875% due 01/06/2009	638,021

			2,483,030

Government — 4.8%
		Kingdom of Netherlands:
EUR	520,000	2.750% due 01/15/2009	650,795
	1,645,000	5.500% due 01/15/2028	2,448,425

			3,099,220

			5,582,250

Norway — 0.3%
Government — 0.3%
NOK	1,250,000	Kingdom of Norway, 6.500% due 05/15/2013	226,895

South Africa — 1.0%
Government — 1.0%
EUR	500,000	Republic of South Africa, 5.250% due 05/16/2013	647,199

Spain — 2.5%
Corporate — 2.5%
EUR	1,200,000	Banco Bilbao Vizcaya Argentaria SA, 5.750% due 09/27/2010	1,638,467

Supranational — 3.6%
Corporate — 3.6%
EUR	1,750,000	European Investment Bank, 4.625% due 04/15/2020	2,307,346

See Notes to Financial Statements.

3

Munder International Bond Fund

Portfolio of Investments, June 30, 2006 (continued)

Principal
Amount(a)			Value

FOREIGN BONDS AND NOTES (Continued)
Sweden — 2.3%
Government — 2.3%
SEK	10,000,000	Government of Sweden, 5.250% due 03/15/2011	$1,474,138

United Kingdom — 6.6%
Corporate — 3.8%
		AIG SunAmerica Institutional Funding III Ltd., MTN:
JPY	176,000,000	0.950% due 07/15/2009	1,522,715
GBP	520,000	4.375% due 12/30/2008	941,402

			2,464,117

Government — 2.8%
GBP	975,000	United Kingdom Gilts, 4.750% due 03/07/2020	1,818,692

			4,282,809

TOTAL FOREIGN BONDS AND NOTES
(Cost $57,187,350)			58,465,437

U.S. BONDS AND NOTES — 6.9%
Corporate — 6.9%
EUR	500,000	Bank of America Corporation, 4.750% due 05/06/2019 (becomes variable 05/16/2014), (b)	649,716
	1,200,000	CIT Group, Inc., 4.250% due 03/17/2015	1,483,848
JPY	100,000,000	General Electric Capital Corporation, 1.900% due 08/06/2009	888,754
	165,000,000	Proctor & Gamble Company, 2.000% due 06/21/2010	1,474,143

TOTAL U.S. BONDS AND NOTES
(Cost $4,381,983)			4,496,461

REPURCHASE AGREEMENT — 1.7%
(Cost $1,123,000)
USD	1,123,000	Agreement with State Street Bank and Trust Company, 4.780% dated 06/30/2006, to be repurchased at $1,123,447 on 07/03/2006, collateralized by $1,195,000 FHLMC 4.125% maturing 11/18/2009 (value $1,148,694)	1,123,000

See Notes to Financial Statements.

4

TOTAL INVESTMENTS
(Cost $62,692,333)	98.6%	$64,084,898
OTHER ASSETS AND LIABILITIES (Net)	1.4	924,666

NET ASSETS	100.0%	$65,009,564

(a)	Principal amount expressed in terms of local currency.

(b)	Variable rate security. The interest rate shown reflects the rate in effect as of June 30, 2006.

ABBREVIATIONS:
AUD  — Australian Dollar
DKK   — Danish Krone
EUR  — Euro
FHLMC — Federal Home Loan Mortgage Corporation
GBP   — Great Britain Pound
JPY   — Japanese Yen
MTN  — Medium Term Note
MXN  — Mexican Peso
NOK   — Norwegian Krone
SEK   — Swedish Krona
USD   — United States Dollar

See Notes to Financial Statements.

5

Munder International Bond Fund

Statement of Assets and Liabilities, June 30, 2006

ASSETS:
Investments, at value
See accompanying schedule:
Securities	$62,961,898
Repurchase agreement	1,123,000

Total Investments	64,084,898
Cash	204
Interest receivable	986,588
Prepaid expenses and other assets	50,896

Total Assets	65,122,586

LIABILITIES:
Payable for Fund shares redeemed	7,645
Trustees’ fees and expenses payable	35,453
Transfer agency/record keeping fees payable	11,062
Custody fees payable	8,269
Administration fees payable	8,223
Distribution and shareholder servicing fees payable-Class A, B and C Shares	2,455
Investment advisory fees payable	736
Shareholder servicing fees payable-Class K Shares	6
Accrued expenses and other payables	39,173

Total Liabilities	113,022

NET ASSETS	$65,009,564

Investments, at cost	$62,692,333

See Notes to Financial Statements.

6

NET ASSETS consist of:
Undistributed net investment income	$78,431
Undistributed net realized gain on investments sold	8,257
Net unrealized appreciation of investments	1,421,105
Paid-in capital	63,501,771

$65,009,564

NET ASSETS:
Class A Shares	$5,078,875

Class B Shares	$818,955

Class C Shares	$918,709

Class K Shares	$25,647

Class Y Shares	$58,167,378

SHARES OUTSTANDING:
Class A Shares	477,848

Class B Shares	78,530

Class C Shares	86,597

Class K Shares	2,412

Class Y Shares	5,434,837

CLASS A SHARES:
Net asset value and redemption price per share	$10.63

Maximum sales charge	4.00%
Maximum offering price per share	$11.07

CLASS B SHARES:
Net asset value and offering price per share*	$10.43

CLASS C SHARES:
Net asset value and offering price per share*	$10.61

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$10.63

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$10.70

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder International Bond Fund

Statement of Operations, For the Year Ended June 30, 2006

INVESTMENT INCOME:
Interest(a)	$1,532,790

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	7,492
Class B Shares	12,215
Class C Shares	8,622
Shareholder servicing fees:
Class K Shares	37
Investment advisory fees	273,318
Administration fees	92,998
Transfer agency/ record keeping fees	62,822
Legal and audit fees	45,618
Custody fees	43,033
Registration and filing fees	41,735
Trustees’ fees and expenses	33,692
Printing and mailing fees	30,737
Other	8,414

Total Expenses	660,733

NET INVESTMENT INCOME	872,057

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	325,626
Foreign currency-related transactions	(102,099)
Net change in unrealized appreciation/ (depreciation) of:
Securities	(2,308,489)
Foreign currency-related transactions	68,615

Net realized and unrealized loss on investments	(2,016,347)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,144,290)

(a)	Net of foreign withholding taxes of $5,806.

See Notes to Financial Statements.

8

Munder International Bond Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005

Net investment income	$872,057	$865,099
Net realized gain from security and foreign currency-related transactions	223,527	2,719,151
Net change in unrealized appreciation/ (depreciation) of securities and foreign currency-related transactions	(2,239,874)	689,930

Net increase/(decrease) in net assets resulting from operations	(1,144,290)	4,274,180
Dividends to shareholders from net investment income:
Class A Shares	(104,318)	(416,279)
Class B Shares	(50,804)	(88,499)
Class C Shares	(27,475)	(75,482)
Class K Shares	(470)	(304)
Class Y Shares	(2,159,487)	(3,033,379)
Distributions to shareholders from net realized gains:
Class A Shares	(9,038)	(88,063)
Class B Shares	(9,498)	(18,761)
Class C Shares	(4,603)	(17,566)
Class K Shares	(44)	(21)
Class Y Shares	(291,596)	(538,005)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	4,295,571	(5,006,734)
Class B Shares	(815,899)	165,552
Class C Shares	(35,805)	(679,371)
Class K Shares	20,742	5,420
Class Y Shares	11,932,305	3,974,603
Short-term trading fees	1,027	4,034

Net increase in net assets	11,596,318	(1,538,675)
NET ASSETS:
Beginning of year	53,413,246	54,951,921

End of year	$65,009,564	$53,413,246

Undistributed net investment income	$78,431	$1,381,902

See Notes to Financial Statements.

9

Munder International Bond Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005

Amount
Class A Shares:
Sold*	$4,895,281	$3,325,113
Issued as reinvestment of dividends and distributions	27,540	130,600
Redeemed	(627,250)	(8,462,447)

Net increase/(decrease)	$4,295,571	$(5,006,734)

Class B Shares:
Sold	$225,849	$988,940
Issued as reinvestment of dividends and distributions	23,075	48,070
Redeemed*	(1,064,823)	(871,458)

Net increase/(decrease)	$(815,899)	$165,552

Class C Shares:
Sold	$472,551	$322,382
Issued as reinvestment of dividends and distributions	14,924	37,669
Redeemed	(523,280)	(1,039,422)

Net decrease	$(35,805)	$(679,371)

Class K Shares:
Sold	$20,500	$5,095
Issued as reinvestment of dividends and distributions	242	325

Net increase	$20,742	$5,420

Class Y Shares:
Sold	$11,944,118	$4,183,470
Issued as reinvestment of dividends and distributions	19,620	27,757
Redeemed	(31,433)	(236,624)

Net increase	$11,932,305	$3,974,603

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

10

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005

Shares
Class A Shares:
Sold*	460,067	283,218
Issued as reinvestment of dividends and distributions	2,557	10,884
Redeemed	(58,720)	(705,988)

Net increase/(decrease)	403,904	(411,886)

Class B Shares:
Sold	21,068	83,967
Issued as reinvestment of dividends and distributions	2,173	4,070
Redeemed*	(101,276)	(74,524)

Net increase/(decrease)	(78,035)	13,513

Class C Shares:
Sold	44,424	26,665
Issued as reinvestment of dividends and distributions	1,387	3,137
Redeemed	(47,578)	(86,699)

Net decrease	(1,767)	(56,897)

Class K Shares:
Sold	1,938	423
Issued as reinvestment of dividends and distributions	22	28

Net increase	1,960	451

Class Y Shares:
Sold	1,111,900	346,012
Issued as reinvestment of dividends and distributions	1,815	2,295
Redeemed	(2,972)	(19,920)

Net increase	1,110,743	328,387

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

11

Munder International Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$11.44	$11.48	$11.50	$9.70	$8.60

Income/(loss) from investment operations:
Net investment income	0.13	0.16	0.16	0.25	0.25
Net realized and unrealized gain/(loss) on investments	(0.41)	0.65	0.52	1.64	0.99

Total from investment operations	(0.28)	0.81	0.68	1.89	1.24

Less distributions:
Dividends from net investment income	(0.46)	(0.72)	(0.58)	(0.09)	(0.14)
Distributions from net realized gains	(0.07)	(0.13)	(0.12)	—	—
Distributions from capital	—	—	—	—	(0.00	)(d)

Total distributions	(0.53)	(0.85)	(0.70)	(0.09)	(0.14)

Short-term trading fees	0.00 (d)	0.00 (d)	—	—	—

Net asset value, end of period	$10.63	$11.44	$11.48	$11.50	$9.70

Total return(b)	(2.44)%	6.75%	5.82%	19.63%	14.50%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$5,079	$846	$5,576	$3,191	$1,308
Ratio of operating expenses to average net assets	1.40%	1.36%	1.41%	1.39%	1.14%
Ratio of net investment income to average net assets	1.25%	1.34%	1.37%	2.31%	2.83%
Portfolio turnover rate	14%	57%	64%	87%	25%
Ratio of operating expenses to average net assets without expense waivers	1.40%	1.36%	1.42%	1.40%	1.14%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on October 17, 1996 and June 9, 1997, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

12

B Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

$11.23	$11.26	$11.30	$9.53	$8.48

0.11	0.06	0.07	0.16	0.18
(0.46)	0.66	0.50	1.63	0.98

(0.35)	0.72	0.57	1.79	1.16

(0.38)	(0.62)	(0.49)	(0.02)	(0.11)
(0.07)	(0.13)	(0.12)	—	—
—	—	—	—	(0.00	)(d)

(0.45)	(0.75)	(0.61)	(0.02)	(0.11)

0.00 (d)	0.00(d )	—	—	—

$10.43	$11.23	$11.26	$11.30	$9.53

(3.17)%	6.13%	4.91%	18.75%	13.78%

$819	$1,758	$1,611	$1,784	$258
2.16%	2.11%	2.16%	2.14%	1.89%
1.05%	0.55%	0.62%	1.56%	2.08%
14%	57%	64%	87%	25%
2.16%	2.11%	2.17%	2.15%	1.89%

See Notes to Financial Statements.

13

Munder International Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$11.41	$11.44	$11.46	$9.67	$8.61

Income/(loss) from investment operations:
Net investment income	0.07	0.07	0.07	0.17	0.19
Net realized and unrealized gain/(loss) on investments	(0.42)	0.65	0.52	1.64	0.98

Total from investment operations	(0.35)	0.72	0.59	1.81	1.17

Less distributions:
Dividends from net investment income	(0.38)	(0.62)	(0.49)	(0.02)	(0.11)
Distributions from net realized gains	(0.07)	(0.13)	(0.12)	—	—
Distributions from capital	—	—	—	—	(0.00	)(d)

Total distributions	(0.45)	(0.75)	(0.61)	(0.02)	(0.11)

Short-term trading fees	0.00 (d)	0.00 (d)	—	—	—

Net asset value, end of period	$10.61	$11.41	$11.44	$11.46	$9.67

Total return(b)	(3.12)%	6.03%	5.02%	18.68%	13.69%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$919	$1,009	$1,662	$1,053	$237
Ratio of operating expenses to average net assets	2.16%	2.11%	2.16%	2.14%	1.89%
Ratio of net investment income to average net assets	0.67%	0.57%	0.62%	1.56%	2.08%
Portfolio turnover rate	14%	57%	64%	87%	25%
Ratio of operating expenses to average net assets without expense waivers	2.16%	2.11%	2.17%	2.15%	1.89%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on June 4, 1998 and March 25, 1997, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Net assets at end of period were less than $1,000.

See Notes to Financial Statements.

14

K Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

$11.44	$11.48	$11.42	$9.72	$8.61

0.16	0.15	0.18	0.25	0.26
(0.44)	0.66	0.58	1.54	0.99

(0.28)	0.81	0.76	1.79	1.25

(0.46)	(0.72)	(0.58)	(0.09)	(0.14)
(0.07)	(0.13)	(0.12)	—	—
—	—	—	—	(0.00	)(d)

(0.53)	(0.85)	(0.70)	(0.09)	(0.14)

0.00 (d)	0.00 (d)	—	—	—

$10.63	$11.44	$11.48	$11.42	$9.72

(2.44)%	6.75%	6.72%	18.55%	14.60%

$26	$5	$0 (e)	$0 (e)	$7
1.38%	1.36%	1.41%	1.39%	1.14%
1.48%	1.36%	1.37%	2.31%	2.83%
14%	57%	64%	87%	25%
1.38%	1.36%	1.42%	1.40%	1.14%

See Notes to Financial Statements.

15

Munder International Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$11.52	$11.54	$11.56	$9.76	$8.66

Income/(loss) from investment operations:
Net investment income	0.18	0.19	0.19	0.27	0.28
Net realized and unrealized gain/(loss) on investments	(0.44)	0.67	0.52	1.65	1.00

Total from investment operations	(0.26)	0.86	0.71	1.92	1.28

Less distributions:
Dividends from net investment income	(0.49)	(0.75)	(0.61)	(0.12)	(0.18)
Distributions from net realized gains	(0.07)	(0.13)	(0.12)	—	—
Distributions from capital	—	—	—	—	(0.00	)(d)

Total distributions	(0.56)	(0.88)	(0.73)	(0.12)	(0.18)

Short-term trading fees	0.00 (d)	0.00 (d)	—	—	—

Net asset value, end of period	$10.70	$11.52	$11.54	$11.56	$9.76

Total return(b)	(2.26)%	7.18%	6.06%	19.80%	14.98%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$58,167	$49,796	$46,103	$39,434	$35,057
Ratio of operating expenses to average net assets	1.16%	1.11%	1.16%	1.14%	0.89%
Ratio of net investment income to average net assets	1.65%	1.55%	1.62%	2.56%	3.08%
Portfolio turnover rate	14%	57%	64%	87%	25%
Ratio of operating expenses to average net assets without expense waivers	1.16%	1.11%	1.17%	1.15%	0.89%

(a)	Class Y Shares of the Fund commenced operations on October 2, 1996.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

16

Munder International Bond Fund

Notes to Financial Statements, June 30, 2006

1. Organization

    As of June 30, 2006, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder International Bond Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a non-diversified management investment company under the 1940 Act. The Fund’s goal is to realize a competitive total return through a combination of current income and capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities are

17

Munder International Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through an approved pricing source, the security may be valued using broker-dealer quotations, last available price or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign

18

Munder International Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/ (depreciation) on foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Short-Term Trading (Redemption) Fees: During the period ended June 30, 2006, a short-term trading fee of 2% was assessed on certain redemptions of

19

Munder International Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

Fund shares made within 60 days of purchase as described in the Fund’s prospectus. The fee, which was retained by the Fund, is accounted for as an addition to paid-in-capital. These fees (if any) are shown in the accompanying Statement of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.50% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the year ended June 30, 2006, the Advisor earned $92,998 before payment of sub-administration fees and $56,850 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2006, the Fund paid an annual effective rate of 0.1702% for administrative services.

20

Munder International Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

    Comerica Incorporated (”Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis) as of June 30, 2006. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $4,526 for its administrative, record keeping and other related services provided to the Fund for the year ended June 30, 2006.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the ”Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the ”Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B and Class C Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

21

Munder International Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares. Comerica Securities, Inc. (”Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2006, the Fund paid $0 to Comerica Securities and $25 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $20,868,863 and $7,222,055 respectively, for the year ended June 30, 2006.

    At June 30, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $2,699,983, aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $1,307,418 and net appreciation for Federal income tax purposes was $1,392,565. At June 30, 2006, aggregate cost for Federal income tax purposes was $62,692,333.

6. Geographic Concentration

    The Fund primarily invests in foreign securities. Investing in securities of foreign companies and/or foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and/or U.S. Government securities. These risks include fluctuation of currency values and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of U.S. companies and the U.S. Government.

7. Revolving Line of Credit

    Effective December 14, 2005, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may

22

Munder International Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 13, 2006 on the daily amount of the unused commitment. During the year ended June 30, 2006, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2006, total commitment fees for the Fund were $668.

8. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund may also utilize earnings and profits distributed to shareholders on redemptions of shares as a part of the dividends paid deduction.

    As determined on June 30, 2006, permanent differences resulting primarily from foreign currency gains and losses were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed	Accumulated
Net	Net
Investment Income	Realized Gain

$167,026	$(167,026)

    The tax character of dividends and distributions paid to shareholders during the years ended June 30, 2006 and June 30, 2005 were as follows:

	Ordinary Income	Long-term Capital Gains	Total

June 30, 2006	$2,609,089	$48,244	$2,657,333
June 30, 2005	3,681,882	594,477	4,276,359

23

Munder International Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

    At June 30, 2006, the components of distributable earnings on a tax basis were as follows:

	Undistributed
Undistributed	Long-term	Unrealized
Ordinary Income	Capital Gains	Appreciation	Total

$105,805	$8,257	$1,421,105	$1,535,167

    The differences between book and tax distributable earnings are primarily due to deferred trustees’ fees.

10. Tax Information (Unaudited)

    For the year ended June 30, 2006, the amount of long-term capital gain distributions designated by the Fund was $48,244.

11. Subsequent Event (Unaudited)

    On August 4, 2006, the management team of the Advisor announced that it has partnered with Grail Partners, LLC and private equity firm Crestview Partners, L.P. to acquire Comerica’s controlling interest in the Advisor. If, as expected, the transaction closes, the Advisor’s current investment advisory agreement with the Fund will automatically terminate under applicable law at the time of the closing. On August 22, 2006, the Board of Trustees of the Munder Funds approved a new investment advisory agreement with the Advisor subject to approval by shareholders of the Fund at a Special Meeting called for October 26, 2006. The new investment advisory agreement is expected to become effective on the date of the closing of the transaction.

12. Quarterly Portfolio Schedule (Unaudited)

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

24

Munder International Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

13. Proxy Voting Policies and Procedures (Unaudited)

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

14. Proxy Voting Record (Unaudited)

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

15. Approval of Investment Advisory Agreement (Unaudited)

    The Advisor provides investment advisory services to the Fund under a Combined Investment Advisory Agreement dated June 13, 2003 and amended most recently as of May 16, 2006 (“Advisory Agreement”). On May 16, 2006, the Board of Trustees approved the continuation of the Advisory Agreement with respect to the Fund for an additional one-year period commencing on July 1, 2006. In determining whether to approve the continuation of the Advisory Agreement, the Board requested, and received from the Advisor, the information that the Board believed to be reasonably necessary to reach its conclusion, including the information described below. Both in meetings specifically dedicated to renewal of the Advisory Agreement and in other meetings during the course of the year, the Board received materials relating to the services provided to the Munder Funds by the Advisor. In evaluating the Advisory Agreement, the Board conducted a review that was specifically focused upon the renewal of the Advisory Agreement, and relied upon their knowledge, resulting from their meetings throughout the year, of the Advisor, its services and the Munder Funds.

    The Board considered many factors in evaluating whether the Advisory Agreement and the fees provided therein with respect to the Fund should be continued for an additional one-year period. The Board was advised by legal counsel to the Munder Funds and the “Non-Interested Trustees” also were advised by their independent legal counsel with respect to their deliberations regarding the continuation of the Advisory Agreement. (A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested

25

Munder International Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

person” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act.)

    Among other factors, the Board requested, considered and evaluated information regarding:

    (a) The nature, extent and quality of the services provided by the Advisor to the Fund under the Advisory Agreement: With respect to this factor, the Board considered:

•	the qualifications of management of the Advisor and of persons providing portfolio management services to the Fund. In this regard, the Board was presented with detailed information concerning the Advisor’s efforts in hiring, promoting and retaining qualified investment personnel, including enhancements in the quality and depth in the Advisor’s investment, trading, and administrative services departments due to the recruiting and hiring of additional staff in 2005 and the promotion of employees from within the Advisor in 2005 and 2006, recent changes within key management positions at the Advisor, the Advisor’s personnel retention efforts, and the Advisor’s current intentions regarding future changes in its organizational structure;

•	the Advisor’s efforts in recent years and on an ongoing basis to:

(1) enhance its research capabilities and make investments in compliance, fund accounting and other technologies relating to the Funds’ operations in order to improve their effectiveness and efficiencies of operations;

(2) grow Fund assets through increased marketing efforts and a focus on asset retention;

(3) focus on determining the reasonableness of the investment advisory fees for each of the Munder Funds and, as appropriate, to adjust its investment advisory fees (including through the addition of contractual fee breakpoints or reducing its advisory fees), although no such adjustments were made with respect to the Fund in the current period;

(4) renegotiate the fee arrangements with certain of the other service providers for the Munder Funds in order to reduce the total expense ratios of the Munder Funds and their classes of shares, although no such reductions were made in the current period; and

(5) seek to better allocate the costs of services across the Munder Funds;

26

Munder International Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

•	the Advisor’s performance, both generally with respect to all the Munder Funds and more specifically with respect to the Fund, as further described below;

•	the information provided by the Advisor in its Form ADV and in response to a detailed series of questions submitted by counsel to the Munder Funds;

•	the terms of the Advisory Agreement; and

•	the general experience, business, operations and financial condition of the Advisor.

    Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the continuance of the Advisory Agreement.

    (b) The investment performance of the Fund and the Advisor: The Board considered the one-, three- and five-year and since inception total investment performance, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2005 and compared this information to the performance of the Fund’s benchmark index and the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”).

    In addition, the Board considered the Fund’s one-, three- and five-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well as the three- and five-year and the overall “star” ratings of the Fund by Morningstar, Inc. The Board also considered the Fund’s one-, three- and five-year total return for Class A Shares as of December 31, 2005 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. In this regard, the Board considered that: (1) the Fund’s average annual total returns for Class Y Shares, on a gross basis, exceeded the performance of the benchmark for the one-, three- and five-year and since inception periods, (2) the Fund’s total returns for Class Y Shares on a gross basis exceeded the median performance of the Fund’s Lipper peer group for the three-and five-year periods, and trailed for the one-year period; and (3) the Fund had favorable Morningstar ratings.

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund supported approval of the continuance of the Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund: The Board

27

Munder International Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

considered detailed information provided by the Advisor as to the costs and profitability of the Advisor over the 12 months ended on December 31, 2005 and projections by the Advisor as to the costs and profitability of the Advisor over the 12 months ending on December 31, 2006, with respect to all services provided by the Advisor and its affiliates to the Fund and based on certain stated assumptions. Based on these facts, the Board concluded that the costs of the Advisor’s services and the profitability of the Advisor under the Advisory Agreement were not unreasonable.

    (d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale: The Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Fund’s shareholders through appropriate mechanisms in the future. Based on these facts, the Board concluded that the Advisor’s efforts in this regard strongly supported approving continuance of the Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable funds: The Board considered the Fund’s advisory fees and total expenses as they compared to those of comparable funds identified by Lipper in the case of the advisory fee comparisons and to the funds included in the Fund’s respective Lipper category in the case of total expense comparisons. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) of the Fund’s Class A Shares in comparison to those of each comparable fund in the Fund’s Lipper peer group and in comparison to the average, median, high and low net effective advisory fees of the funds in the Fund’s Lipper peer group. The Board also received separate information prepared by Strategic Insight Mutual Fund Research and Consulting, LLC, a third-party data mutual fund provider, that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. Based on these facts, the Board concluded that the current advisory fee and total fee levels of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Fund: The Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Fund, the Advisor may benefit from its relationship with the Fund in the sense

28

Munder International Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on these facts, the Board concluded that these additional benefits should not preclude approval of the continuance of the Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved the Advisory Agreement for an additional annual period commencing on July 1, 2006.

16. Trustees and Executive Officers (Unaudited)

    Information about the Trustees and Executive Officers of the Munder Funds as of June 30, 2006, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below.

Number of
Portfolios
		Term of	Principal	in Fund
	Position(s)	Office(1) and	Occupation(s)	Complex
	with the	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 58	Trustee and Chairman	Indefinite; Trustee since 2/93; Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. investment operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (10/97 to 12/05).	25	Fieldstone Investment Corporation (since 11/03).

29

Munder International Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
	Position(s)	Office(1) and	Occupation(s)	Complex
	with the	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 59	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/real estate/manufacturing company) (since 1991).	25	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	25	Nighthawk Radiology Holdings, Inc. (since 3/04).

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 11/89	Vice President, Macomb Community College (since 7/01); Dean, Macomb Community College (since 9/97).	25	None

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	25	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company) (since 5/05).

30

Munder International Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
	Position(s)	Office(1) and	Occupation(s)	Complex
	with the	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 47	Trustee(3)	Indefinite; Since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	24	Taubman Centers, Inc. (since 1/97).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 50	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	25	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04); LMS Medical Systems (health care technology company) (since 1/06).

Interested Trustee

Michael T. Monahan(4) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 67	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99).	25	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MSTII only.

(4)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica Incorporated, the indirect parent company of the Advisor. Mr. Monahan also receives retirement and health benefits from Comerica Incorporated.

31

Munder International Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

Term of
	Position(s)	Office(1) and
	with the	Length of Time
Name, Address and Age	Funds	Served(2)	Principal Occupation(s) During Past 5 Years

Executive Officers

John S. Adams 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	President & Principal Executive Officer	through 2/07; since 4/06	President and Chief Investment Officer of Munder Capital Management (investment advisor) (since 3/06); President and Chief Investment Officer of Pierce Street Advisors, LLC (investment advisor) (since 3/06); Managing Director and Chief Investment Officer, Equities of Munder Capital Management (12/04 to 3/06); Senior Portfolio Manager of Munder Capital Management (6/87 to 12/04).

Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/07; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); General Counsel of Munder Capital Management (7/00 to 2/05); Director of Diversified Strategy Hedge Fund, Ltd. (since 1/06).

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 40	Vice President & Principal Financial Officer	through 2/07; since 2/01	Managing Director and Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05).

Chérie N. Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 37	Treasurer & Principal Accounting Officer	through 2/07; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

32

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder International Bond Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder International Bond Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder International Bond Fund of Munder Series Trust at June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 11, 2006

33

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34

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35

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal
Officer and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNINTLBD606

ANNUAL REPORT
June 30, 2006
Munder International
Equity Fund
Class A, B, C, K & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    I am delighted to provide you with information about some very positive developments at Munder Capital Management, the investment advisor to The Munder Funds. By mutual agreement with Comerica Incorporated, Munder Capital’s partner for over 10 years, the management team and employees of Munder Capital, along with Crestview Capital Partners, L.P. and Grail Partners, LLC, are buying Comerica’s ownership position in the firm. We anticipate that the transfer of ownership will be completed prior to year end.

    Because Munder Capital retained its own operational infrastructure throughout its partnership with Comerica, we expect the transition to independent ownership of Munder Capital to be seamless. Among the most important outcomes from Munder Capital’s perspective are the continuity in our people and processes, and the opportunity for increased employee ownership. We have always believed that employee ownership is the best way to align our interests with the interests of our clients, and to attract and retain talented professionals. This is a key outcome of the new ownership structure.

    As I hope you can tell from this letter, I am very pleased with this announcement because of its positive implications for both The Munder Funds and for the Munder Capital team. The investment advisory agreement between The Munder Funds and the newly structured Munder Capital Management has been approved by the Board of Trustees of The Munder Funds. In the coming weeks, shareholders of the Funds will receive materials requesting their approval of the investment advisory agreement, which will be sought through a proxy statement. I encourage you to exercise your right to vote your shares.

    Thank you for your confidence in The Munder Funds. We look forward to continuing to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
President and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Hypothetical and Total Returns
vi	Shareholder Fee Example
1	Portfolio of Investments
14	Statement of Assets and Liabilities
16	Statement of Operations
17	Statements of Changes in Net Assets
18	Statements of Changes in Net Assets — Capital Stock Activity
20	Financial Highlights
25	Notes to Financial Statements
45	Report of Independent Registered Public Accounting Firm

An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain a prospectus, please visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

    Fund holdings are subject to change and percentages shown below are based on net assets as of June 30, 2006. The following pie chart illustrates the allocation of the Fund’s investments by country. A complete list of holdings as of June 30, 2006 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 COUNTRY ALLOCATION*

*	Country classification is based on the country in which the issuer’s headquarters is located. In the case of investments in investment companies, including exchange-traded funds, country classification is based on the country exposure represented by the investment company, which may be “multi-country.”

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the year ended June 30, 2006. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Brian Kozeliski, Armando Lacayo and T. Scott Wittman

    The Fund generated a return of 29.11% for the one year ended June 30, 2006, relative to the 26.55% return for the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index and the 26.11% median return for the Lipper universe of international large-cap core funds.

    The Fund had strong performance for the year, both in absolute terms and relative to its MSCI EAFE benchmark. On an absolute basis, the Fund benefited from a positive international equity investment environment. The single most important factor in the Fund’s relative strength was stock selection.

    Individual stocks that made the largest contributions to relative performance for the year ended June 30, 2006 included two Swedish companies, SSAB Svenskt Stal AB (0.9% of the Fund) and Atlas Copco AB (0.8% of the Fund), as well as China Overseas Land & Investment Limited (0.7% of the Fund), a Hong Kong company, Vodafone Group PLC (0.4% of the Fund), a U.K. company, Toyota Motor Corporation (0.6% of the Fund), a Japanese company, and Credit Suisse Group (1.2% of the Fund), a Swiss company.

    Within individual countries, stock selection made the greatest contribution to relative performance in Sweden, Hong Kong and the United Kingdom, while the performance of the Fund’s Japanese holdings had the largest negative impact on relative strength.

    The sectors in which stock selection added the most to relative returns were the information technology, financials, materials and utilities sectors. Consumer discretionary was the only sector to post a negative return in the Fund for the year.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted market capitalization index that is designed to measure developed equity market performance, excluding the U.S. and Canada. Returns provided for the MSCI EAFE Index are net of foreign withholding taxes applicable to U.S. investors. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of international large-cap core funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Hypothetical and Total Returns

The following graph represents the performance of the oldest class of the Munder International Equity Fund (the “Fund”), Class Y Shares, over the past ten years. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Past performance is no guarantee of future results. Investment return and principal value of any investment will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder International Equity Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Investment

iv

	GROWTH OF A $10,000 INVESTMENT(1)

					Lipper
					International
Class and	With		Without	MSCI EAFE	Large-Cap
Inception Date	Load		Load	Index#	Core Funds Median**

CLASS A (11/30/92)	$18,158	*	$19,217	$18,588	$17,792

CLASS B (3/9/94)	N/A		18,095	18,588	17,792

CLASS C (9/29/95)	N/A		17,825	18,588	17,792

CLASS K (11/23/92)	N/A		19,216	18,588	17,792

CLASS Y (12/1/91)	N/A		19,710	18,588	17,792

	AVERAGE ANNUAL TOTAL RETURNS

						Five			Ten			Since
	One		One	Five		Years	Ten		Years	Since		Inception
Class and	Year		Year	Years		w/out	Years		w/out	Inception		w/out
Inception Date	w/load		w/out load	w/load		load	w/load		load	w/load		load

CLASS A (11/30/92)	21.69%	*	28.77%	7.92%	*	9.16%	6.15%	*	6.75%	7.45%	*	7.90%

CLASS B (3/9/94)	22.87%	†	27.87%	8.08%	†	8.37%	N/A		6.11%	N/A		6.08%

CLASS C (9/29/95)	26.80%	†	27.80%	N/A		8.36%	N/A		5.95%	N/A		6.19%

CLASS K (11/23/92)	N/A		28.79%	N/A		9.16%	N/A		6.75%	N/A		7.99%

CLASS Y (12/1/91)	N/A		29.11%	N/A		9.46%	N/A		7.02%	N/A		8.02%

(1)	Amounts represent the growth of a $10,000 investment over the past ten years.

*	Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares.

†	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

#	The Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index) is a free float-adjusted market capitalization index that is designed to measure developed equity market performance, excluding the U.S. and Canada. Returns provided for the MSCI EAFE Index are net of foreign withholding taxes applicable to U.S. investors. Index comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 7/1/96.

**	The Lipper International Large-Cap Core Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. Lipper since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 7/1/96.

v

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	1/1/06	6/30/06	1/1/06-6/30/06	Ratio

Actual
Class A	$1,000.00	$1,103.80	$7.82	1.50%
Class B	$1,000.00	$1,099.70	$11.71	2.25%
Class C	$1,000.00	$1,099.30	$11.71	2.25%
Class K	$1,000.00	$1,103.20	$7.82	1.50%
Class Y	$1,000.00	$1,104.80	$6.52	1.25%

Hypothetical
Class A	$1,000.00	$1,017.36	$7.50	1.50%
Class B	$1,000.00	$1,013.64	$11.23	2.25%
Class C	$1,000.00	$1,013.64	$11.23	2.25%
Class K	$1,000.00	$1,017.36	$7.50	1.50%
Class Y	$1,000.00	$1,018.60	$6.26	1.25%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

[This Page Intentionally Left Blank]

viii

Munder International Equity Fund

Portfolio of Investments, June 30, 2006

Shares

		Value

COMMON STOCKS — 97.5%
Australia — 4.3%
34,000	Australian Gas Light Co., Ltd.	$442,397
51,500	Caltex Australia Limited	903,164
24,600	Commonwealth Bank of Australia	811,826
21,800	Computershare Limited	127,167
18,400	CSL Limited	734,926
170,000	Macquarie Airports	387,824
3,100	National Australia Bank Ltd., ADR (a)	403,930
655,500	Pacific Brands Limited	1,047,269
243,301	Qantas Airways Limited	535,159
18,700	Rinker Group Ltd.	227,755
1,472	Rio Tinto Limited	85,101
602	Rio Tinto Ltd., ADR (a)	139,214
65,000	Santos Ltd.	584,448
9,300	Santos Ltd., ADR	335,916
3,700	St. George Bank Ltd., ADR	161,251
11,900	Telstra Corporation Ltd., ADR (a)	163,030
3,800	Westpac Banking Corp., ADR (a)	328,130

		7,418,507

Austria — 0.3%
4,700	Erste Bank der oesterreichischen Sparkassen AG, ADR (a)	132,658
7,500	Telekom Austria AG, ADR (a)	335,025

		467,683

Belgium — 0.8%
7,200	Almancora Communication Va.	939,335
12,550	Fortis, ADR (a)	428,582

		1,367,917

Denmark — 0.6%
53,000	Danske Bank AS, ADR	1,009,650

Finland — 2.3%
16,350	Elisa Corporation Oyj, Series A	311,387
49,600	Fortum Oyj	1,268,818
50,200	M-real Oyj	248,486
11,800	Nokia Corporation, ADR	239,068
16,500	Rautaruukki Oyj	498,484

See Notes to Financial Statements.

1

Munder International Equity Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares

		Value

COMMON STOCKS (Continued)
Finland (Continued)
55,000	Sampo Oyj, A Shares	$1,049,589
13,000	TietoEnator Oyj	375,453

		3,991,285

France — 9.0%
26,000	Air France-KLM	611,233
2,400	Atos Origin SA †	157,016
15,670	AXA	514,296
36,800	AXA, ADR (a)	1,206,304
17,100	BNP Paribas, ADR (a)	815,670
10,000	BNP Paribas SA	957,369
5,600	Cap Gemini SA	319,671
14,000	Casino Guichard-Perrachon SA	1,064,554
18,900	Credit Agricole SA	719,178
23,800	France Telecom, ADR	520,268
6,566	Lafarge SA, ADR	205,581
12,900	Nexans SA	919,861
856	Pernod-Ricard SA	169,704
2,375	Peugeot SA, ADR	147,487
13,000	Publicis Groupe	502,155
8,750	Publicis Groupe, ADR (a)	334,950
4,650	Sanofi-Aventis	453,801
38,391	Sanofi-Aventis, ADR (a)	1,869,642
21,500	Societe Generale, ADR	634,250
17,400	Suez SA, ADR (a)	726,450
14,972	Total SA	985,265
20,010	Total SA, ADR	1,311,055
13,000	Vivendi	455,598

		15,601,358

Germany — 7.6%
9,800	Adidas-Salomon AG	468,547
2,469	Allianz AG	390,073
27,700	Allianz AG, ADR	437,660
3,000	AMB Generali Holding AG	425,924
5,300	BASF AG, ADR	425,537
5,200	Deutsche Bank AG (d)	585,000
5,000	Deutsche Bank AG (d)	562,782
74,400	Deutsche Lufthansa AG, ADR	1,365,240

See Notes to Financial Statements.

2

Shares

		Value

Germany (Continued)
32,088	Deutsche Telekom AG	$516,311
15,950	E.ON AG	1,836,485
28,650	E.ON AG, ADR	1,098,727
15,400	Eurohypo AG	417,584
13,600	Muenchener Rueckversicherungs-Gesellschaft AG	1,857,969
6,550	RWE AG	544,975
5,100	RWE AG, ADR	426,360
6,650	Siemens AG, ADR	577,353
50,700	TUI AG	1,004,493
27,000	Volkswagen AG, ADR	377,325

		13,318,345

Greece — 0.4%
15,500	National Bank of Greece SA	612,205
15,966	National Bank of Greece SA, ADR (a)	127,728

		739,933

Hong Kong — 1.8%
622,500	Chaoda Modern Agriculture (Holdings) Ltd.	388,747
235,000	China Netcom Group Corp. (Hong Kong) Ltd., NA	411,521
2,000,000	China Overseas Land & Investment Limited	1,216,796
23,200	CLP Holdings Ltd., ADR (a)	135,720
3,928,000	Guangzhou Investment Company Limited	723,258
18,500	Hang Seng Bank Ltd., ADR (a)	234,615

		3,110,657

Indonesia — 0.0%
7,150	Toba Pulp Lestari Tbk PT, ADR †,(b)	0

Ireland — 0.5%
33,340	Anglo Irish Bank Corporation PLC	518,119
600	Anglo Irish Bank Corporation PLC, ADR	93,214
1,900	Bank of Ireland, ADR (a)	136,515
5,100	CRH, ADR (a)	169,779

		917,627

Italy — 3.9%
52,500	Banca Intesa SpA	307,548
53,100	Benetton Group SpA, ADR (a)	1,595,655
58,000	Bipielle Investimenti SpA	637,619
22,900	Enel SpA, ADR	985,158
28,411	ENI SpA	836,889

See Notes to Financial Statements.

3

Munder International Equity Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares

		Value

COMMON STOCKS (Continued)
Italy (Continued)
98,000	IFIL – Investments SpA	$556,540
800,000	Pirelli & Co. SpA	696,315
9,993	Telecom Italia SpA, ADR (d)	279,005
5,611	Telecom Italia SpA, ADR (a),(d)	144,259
97,608	UniCredito Italiano SpA	761,558

		6,800,546

Japan — 24.1%
14,800	Alpen Co., Ltd.	482,384
50,000	Asahi Glass Co., Ltd.	633,957
98,000	Bank of Nagoya, Ltd.	673,943
14,000	Bridgestone Corporation	269,748
19,200	Canon, Inc.	941,209
8,600	Canon, Inc., ADR	630,122
20,000	Credit Saison Co., Ltd.	947,221
5,800	Daiei, Inc. (The) †	249,400
6,600	Denso Corporation, ADR (a)	863,719
42,500	EDION Corporation	843,018
2,850	Eisai Company Ltd., ADR (a)	128,036
5,000	Fuji Photo Film Company Ltd., ADR (a)	167,800
31,000	Hankyu Department Stores, Inc.	240,545
135,000	HASEKO Corporation †	458,887
15,700	Hitachi Ltd., ADR	1,037,299
14,000	Honda Motor Co., Ltd.	444,076
18,100	Honda Motor Co., Ltd., ADR	575,942
375	KDDI Corporation	2,303,609
9,500	Kirin Brewery Company Ltd., ADR (a)	148,438
6,000	Konami Corp.	132,384
50,000	Kyowa Hakko Kogyo Co., Ltd.	336,858
54,000	Matsushita Electric Industrial Company Ltd., ADR	1,141,020
50,925	MEDICEO Holdings Co., Ltd	910,011
650	Mitsui & Company Ltd., ADR (a)	183,430
11,400	Mitsui Sumitomo Insurance Company Ltd., ADR (a)	1,433,040
50	Mizuho Financial Group, Inc.	423,366
41,000	NEC Corporation	218,542
113,300	NEC Corporation, ADR (a)	603,889
37,000	Nichirei Corporation	197,868
41,500	Nikko Cordial Corporation, ADR (a)	535,350
57,000	Nintendo Company Ltd., ADR	1,192,725

See Notes to Financial Statements.

4

Shares

		Value

Japan (Continued)
204,000	Nippon Meat Packers, Inc.	$2,363,719
77,500	Nippon Mining Holdings, Inc.	652,154
68,000	Nippon Oil Corporation	496,749
24,000	Nippon Telegraph & Telephone Corporation, ADR (a)	587,280
23,000	Nippon Yusen Kabushiki Kaisha, ADR	285,200
350,000	Nishimatsu Construction Co., Ltd.	1,305,924
31,000	Nissan Motor Co., Ltd.	338,605
21,850	Nissan Motor Co., Ltd., ADR (a)	480,263
59,000	Nissan Shatai Co., Ltd.	341,297
98,000	Nissay Dowa General Insurance Company, Limited	628,556
93,500	Nisshin Steel Co., Ltd.	300,664
400	NTT DoCoMo, Inc.	587,207
48,450	NTT DoCoMo, Inc., ADR (a)	710,277
48,000	Oki Electric Industry Company Ltd.	113,247
3,205	Orix Corporation, ADR (a)	391,779
1,825	SBI Holdings, Inc.	805,335
8,350	Seiko Epson Corporation	227,648
82,000	Sekisui Chemical Co., Ltd.	707,934
16,600	Skylark Co. Ltd.	361,910
16,000	Sony Corporation, ADR	704,640
109,000	Sumitomo Forestry Co., Ltd.	1,135,337
200,000	Sumitomo Osaka Cement Co., Ltd.	615,170
15,000	Sumitomo Trust and Banking Co., Ltd. (The)	163,841
52,200	SUZUKEN Co., Ltd.	2,070,849
10,200	Takeda Chemical Industries Ltd.	634,603
9,600	TIS Inc.	268,438
26,200	Tokyo Steel Manufacturing Co., Ltd.	573,497
18,000	TonenGeneral Sekiyu K.K.	184,970
87,900	Toshiba Corporation	573,762
30,000	Toshiba TEC Corporation	148,637
58,000	Tosoh Corporation	231,108
10,700	Toyota Motor Corporation, ADR (a)	1,121,340
28,000	Uniden Corporation	309,263
111,000	UNY Co., Ltd.	1,636,290
48	West Japan Railway Company	199,231
18,400	Yamaha Corporation, ADR	346,062

		41,950,622

See Notes to Financial Statements.

5

Munder International Equity Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares

		Value

COMMON STOCKS (Continued)
Netherlands — 4.5%
17,322	ABN AMRO Holding, ADR	$473,930
120,207	AEGON Insurance, NYR (a)	2,051,934
2,800	Akzo Nobel, ADR (a)	150,556
12,900	European Aeronautic Defence and Space Company †	370,584
21,279	ING Groep N.V., ADR	836,690
15,000	Nutreco Holding NV	961,207
20,100	Royal Dutch Shell PLC, Class A, ADR	1,346,298
13,360	Royal Dutch Shell PLC, Class B	933,463
23,219	Royal KPN NV, ADR (a)	261,678
16,500	Unilever NV, NYR (a)	372,075
4,000	Vodafone Libertel NV, ADR	56,278

		7,814,693

New Zealand — 0.5%
425,100	Tower Ltd. †	891,006

Norway — 0.7%
11,500	Statoil ASA, ADR	327,980
45,438	Telenor ASA	549,279
10,200	Telenor ASA, ADR (a)	372,198

		1,249,457

Portugal — 0.2%
3,500	Electricidade de Portugal SA, ADR (a)	137,620
166,400	Sonae, SGPS, SA	249,016

		386,636

Singapore — 0.9%
389,536	SembCorp Industries Limited	797,357
233,650	SembCorp Marine Limited	442,840
16,007	Singapore Telecommunications Limited, ADR	255,712

		1,495,909

Spain — 2.7%
103,000	Acerinox SA	1,786,424
60,360	Banco Santander Central Hispano SA, ADR	882,463
10,200	Endesa SA, ADR	327,624
237,800	Iberia Lineas Aereas de Espana SA	614,400

See Notes to Financial Statements.

6

Shares

		Value

Spain (Continued)
21,602	Telefonica SA	$359,743
16,552	Telefonica SA, ADR	823,297

		4,793,951

Sweden — 3.3%
48,898	Atlas Copco AB, ADR, Class A (a)	1,363,032
98,000	Nordea Bank AB	1,171,084
3,150	Sandvik AB, ADR	184,117
75,000	SSAB Svenskt Stal AB	1,495,467
25,000	Swedish Match AB	402,960
24,900	Volvo AB, ADR	1,220,349

		5,837,009

Switzerland — 6.7%
38,550	Credit Suisse Group, ADR	2,158,415
1,705	Nestle SA	535,536
15,600	Nestle SA, ADR	1,219,140
7,361	Novartis AG	398,592
26,832	Novartis AG, ADR	1,446,782
3,281	Roche Holding Ltd.	542,383
13,600	Roche Holding Ltd., ADR	1,124,109
6,400	Swisscom AG, ADR (a)	210,880
5,394	Syngenta AG, ADR	143,265
10,890	UBS AG (d)	1,194,633
6,029	UBS AG (d)	660,820
22,300	Xstrata PLC	845,362
56,800	Zurich Financial Services AG, ADR †	1,229,720

		11,709,637

United Kingdom — 22.4%
16,500	Amvescap PLC, ADR (a)	305,085
51,200	Anglo American PLC, ADR (a)	1,046,528
22,400	AstraZeneca PLC, ADR (a)	1,339,968
53,100	Aviva PLC	751,664
10,200	BAA PLC, ADR	176,205
15,600	Barclays PLC, ADR (a)	714,168
16,292	BG Group PLC, ADR (a)	1,089,609
22,000	BHP Billiton PLC	426,759
11,886	BHP Billiton PLC, ADR (a)	465,456
6,600	BOC Group PLC, ADR	386,100
179,000	Bodycote International PLC	838,275

See Notes to Financial Statements.

7

Munder International Equity Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares

		Value

COMMON STOCKS (Continued)
United Kingdom (Continued)
95,376	BP PLC	$1,112,009
44,800	BP PLC, ADR (a)	3,118,528
9,800	British Airways PLC, ADR †,(a)	622,398
19,200	British American Tobacco PLC	483,574
10,391	British American Tobacco PLC, ADR (a)	526,928
42,000	British Land Company PLC	980,927
22,500	Burren Energy PLC	362,813
29,400	Cadbury Schweppes PLC, ADR (a)	1,141,308
126,460	Cobham PLC	390,530
380,000	COLT Telecom Group PLC †	411,077
44,800	Corus Group PLC, ADR (a)	756,515
11,208	Diageo PLC, ADR	757,100
285,900	GKN PLC, ADR	1,422,353
24,618	GlaxoSmithKline PLC	687,862
28,336	GlaxoSmithKline PLC, ADR (a)	1,581,149
14,200	Go-Ahead Group PLC (The)	516,245
8,342	GUS PLC, ADR (a)	150,156
12,500	HBOS PLC, ADR (a)	659,063
12,300	Homeserve PLC	352,550
43,000	HSBC Holdings PLC, ADR (a)	3,799,050
37,000	Imperial Chemical Industries PLC, ADR (a)	987,900
11,300	Imperial Tobacco Group PLC, ADR	697,662
39,200	Informa PLC	312,608
179,300	International Power PLC	943,293
86,000	Laird Group PLC	620,222
13,400	Lloyds TSB Group PLC, ADR (a)	528,898
2,980	Marks & Spencer Group PLC, ADR	193,849
5,238	National Grid PLC, ADR	283,166
9,500	Rexam PLC, ADR (a)	463,869
2,600	Rio Tinto PLC, ADR (a)	545,246
34,400	Royal Bank of Scotland Group PLC	1,131,031
9,694	SABMiller PLC, ADR (a)	176,431
8,300	Scottish & Southern Energy PLC, ADR	177,620
24,126	Scottish Power PLC, ADR (a)	1,040,796
21,800	Shire Pharmaceuticals Group PLC, ADR (a)	964,214
80,500	Sibir Energy PLC †	719,369
19,638	Standard Chartered PLC	479,353
12,695	Unilever PLC, ADR (a)	286,145
23,200	United Business Media PLC, ADR	277,787

See Notes to Financial Statements.

8

Shares

		Value

United Kingdom (Continued)
32,023	Vodafone Group PLC, ADR (a)	$682,090
2,850	Wolseley PLC, ADR (a)	127,623

		39,011,124

TOTAL COMMON STOCKS
(Cost $127,494,312)		169,883,552

INVESTMENT COMPANY SECURITY — 0.9%
(Cost $1,389,286)
Multi-Country — 0.9%
22,500	iShares MSCI EAFE Index Fund	1,471,275

Principal
Amount

REPURCHASE AGREEMENT — 1.5%
(Cost $2,656,000)
$2,656,000	Agreement with State Street Bank and Trust Company, 4.780% dated 06/30/2006, to be repurchased at $2,657,058 on 07/03/2006, collateralized by $2,700,000 FHLMC, 5.125% maturing 10/24/2007 (value $2,710,125)	2,656,000

RIGHT — 0.0% #
(Cost $0)
Thailand — 0.0% #
205,263	True Corporation Public Company Ltd., expires 03/01/2008, (exercise price: THB 11.85) †,(b)	4,768

WARRANT — 0.0%
(Cost $0)
Hong Kong — 0.0%
250,000	China Overseas Land & Investment, Ltd., expires 07/17/2007, (exercise price: HKD 4.50) †,(b)	0

COLLATERAL FOR SECURITIES ON LOAN — 16.9%
(Cost $29,470,296)
29,470,296	State Street Navigator Securities Trust — Prime Portfolio (c)	29,470,296

See Notes to Financial Statements.

9

Munder International Equity Fund

Portfolio of Investments, June 30, 2006 (continued)

TOTAL INVESTMENTS
(Cost $161,009,894)	116.8%	$203,485,891
OTHER ASSETS AND LIABILITIES (Net)	(16.8)	(29,305,905)

NET ASSETS	100.0%	$174,179,986

#	Amount represents less than 0.1% of net assets.

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	Fair valued security as of June 30, 2006 (see Notes to Financial Statements, Note 2). At June 30, 2006, these securities represent $4,768, less than 0.1% of net assets.

(c)	At June 30, 2006, the market value of the securities on loan is $29,185,037.

(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

ABBREVIATIONS:

ADR   — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation
HKD  — Hong Kong Dollar
NYR  — New York Registered Shares
THB   — Thailand Baht

See Notes to Financial Statements.

10

At June 30, 2006, industry diversification of the Fund was as follows:

	% of
	Net Assets	Value

COMMON STOCKS:
Commercial Banks	11.4%	$19,865,603
Oil, Gas & Consumable Fuels	8.8	15,300,681
Insurance	7.4	12,867,736
Pharmaceuticals	6.6	11,507,998
Metals & Mining	5.1	8,964,717
Food Products	4.3	7,465,745
Capital Markets	4.3	7,445,039
Electric Utilities	4.0	7,008,568
Diversified Telecommunication Services	3.7	6,511,950
Wireless Telecommunication Services	2.5	4,339,461
Household Durables	2.4	4,147,818
Machinery	2.3	4,048,614
Airlines	2.2	3,748,429
Automobiles	2.0	3,485,038
Health Care Providers & Services	1.7	2,980,860
Real Estate Management & Development	1.7	2,920,981
Auto Components	1.7	2,897,117
Diversified Financial Services	1.6	2,761,148
Food & Staples Retailing	1.6	2,700,843
Multi-Utilities	1.4	2,423,348
Chemicals	1.3	2,324,466
Industrial Conglomerates	1.3	2,320,041
Tobacco	1.2	2,111,123
Textiles, Apparel & Luxury Goods	1.2	2,064,202
Media	1.1	1,883,097
Electronic Equipment & Instruments	1.0	1,770,768
Office Electronics	1.0	1,719,968
Computers & Peripherals	0.9	1,623,841
Hotels Restaurants & Leisure	0.8	1,366,404
Consumer Finance	0.8	1,339,000
Specialty Retail	0.8	1,325,402
Software	0.8	1,325,109
Construction & Engineering	0.7	1,305,925
Beverages	0.7	1,251,673
Information Technology Services	0.7	1,247,744
Construction Materials	0.7	1,218,285
Distributors	0.6	1,047,269
Independent Power Producers & Energy Traders	0.5	943,293

See Notes to Financial Statements.

11

Munder International Equity Fund

Portfolio of Investments, June 30, 2006 (continued)

	% of
	Net Assets	Value

Electrical Equipment	0.5%	$919,861
Aerospace & Defense	0.4	761,114
Biotechnology	0.4	734,926
Road & Rail	0.4	715,476
Multiline Retail	0.4	683,794
Building Products	0.4	633,957
Transportation Infrastructure	0.3	564,029
Communications Equipment	0.3	548,331
Leisure Equipment & Products	0.3	513,862
Containers & Packaging	0.3	463,869
Thrifts & Mortgage Finance	0.2	417,584
Commercial Services & Supplies	0.2	352,550
Trading Companies & Distributors	0.2	311,053
Marine	0.2	285,200
Paper & Forest Products	0.1	248,486
Internet & Catalog Retail	0.1	150,156

TOTAL COMMON STOCKS	97.5	169,883,552
INVESTMENT COMPANY SECURITY	0.9	1,471,275
REPURCHASE AGREEMENT	1.5	2,656,000
RIGHT	0.0 #	4,768
WARRANT	0.0	0
COLLATERAL FOR SECURITIES ON LOAN	16.9	29,470,296

TOTAL INVESTMENTS	116.8	203,485,891
OTHER ASSETS AND LIABILITIES (Net)	(16.8)	(29,305,905)

NET ASSETS	100.0%	$174,179,986

#	Amount represents less than 0.1% of net assets.

See Notes to Financial Statements.

12

[This Page Intentionally Left Blank]

13

Munder International Equity Fund

Statement of Assets and Liabilities, June 30, 2006

ASSETS:
Investments, at value
See accompanying schedule:
Securities (including $29,185,037 of securities loaned)	$200,829,891
Repurchase agreement	2,656,000

Total Investments	203,485,891
Cash	358
Interest receivable	353
Dividends receivable	465,613
Receivable for Fund shares sold	187,529
Prepaid expenses and other assets	45,317

Total Assets	204,185,061

LIABILITIES:
Payable upon return of securities loaned	29,470,296
Payable for Fund shares redeemed	154,866
Accrued foreign capital gains taxes payable	715
Custodian foreign currency overdraft payable	127,742
Trustees’ fees and expenses payable	76,485
Custody fees payable	25,497
Transfer agency/record keeping fees payable	23,391
Administration fees payable	16,505
Shareholder servicing fees payable — Class K Shares	9,719
Distribution and shareholder servicing fees payable — Class A, B and C Shares	8,728
Investment advisory fees payable	3,896
Unrealized depreciation of spot contract	326
Accrued expenses and other payables	86,909

Total Liabilities	30,005,075

NET ASSETS	$174,179,986

Investments, at cost	$161,009,894

Foreign currency overdraft payable, at cost	$125,914

See Notes to Financial Statements.

14

NET ASSETS consist of:
Undistributed net investment income	$2,277,263
Accumulated net realized loss on investments sold	(15,364,096)
Net unrealized appreciation of investments	42,474,943
Paid-in capital	144,791,876

$174,179,986

NET ASSETS:
Class A Shares	$15,033,630

Class B Shares	$3,328,182

Class C Shares	$3,746,265

Class K Shares	$50,323,584

Class Y Shares	$101,748,325

SHARES OUTSTANDING:
Class A Shares	836,715

Class B Shares	192,160

Class C Shares	214,170

Class K Shares	2,801,413

Class Y Shares	5,607,844

CLASS A SHARES:
Net asset value and redemption price per share	$17.97

Maximum sales charge	5.50%
Maximum offering price per share	$19.02

CLASS B SHARES:
Net asset value and offering price per share*	$17.32

CLASS C SHARES:
Net asset value and offering price per share*	$17.49

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$17.96

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$18.14

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

15

Munder International Equity Fund

Statement of Operations, For the Year Ended June 30, 2006

INVESTMENT INCOME:
Interest	$28,279
Dividends(a)	4,714,773
Securities lending	91,981

Total Investment Income	4,835,033

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	30,009
Class B Shares	41,343
Class C Shares	32,633
Shareholder servicing fees:
Class K Shares	113,680
Investment advisory fees	1,172,756
Administration fees	234,513
Custody fees	198,168
Transfer agency/record keeping fees	150,975
Registration and filing fees	48,782
Trustees’ fees and expenses	33,507
Legal and audit fees	17,512
Other	153,595

Total Expenses	2,227,473

NET INVESTMENT INCOME	2,607,560

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions(b)	14,038,613
Foreign currency-related transactions	(111,169)
Net change in unrealized appreciation/(depreciation) of:
Securities(c)	21,348,284
Foreign currency-related transactions	22,423

Net realized and unrealized gain on investments	35,298,151

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$37,905,711

(a)	Net of foreign withholding taxes of $423,937.

(b)	Net of foreign capital gains taxes of $14,910.

(c)	Net of foreign capital gains taxes of $715.

See Notes to Financial Statements.

16

Munder International Equity Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005

Net investment income	$2,607,560	$1,469,388
Net realized gain from security and foreign currency-related transactions	13,927,444	10,994,782
Net change in unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	21,370,707	(4,380,171)

Net increase in net assets resulting from operations	37,905,711	8,083,999
Dividends to shareholders from net investment income:
Class A Shares	(98,038)	(28,466)
Class B Shares	(15,473)	—
Class C Shares	(9,546)	—
Class K Shares	(421,725)	(137,258)
Class Y Shares	(1,040,040)	(265,441)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	775,774	4,752,378
Class B Shares	(2,391,926)	2,578,723
Class C Shares	(138,485)	1,206,506
Class K Shares	378,809	16,619,599
Class Y Shares	2,284,685	39,114,519
Short-term trading fees	3,519	777
Voluntary contribution from Advisor	514,465	—

Net increase in net assets	37,747,730	71,925,336
NET ASSETS:
Beginning of year	136,432,256	64,506,920

End of year	$174,179,986	$136,432,256

Undistributed net investment income	$2,277,263	$1,370,722

See Notes to Financial Statements.

17

Munder International Equity Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005

Amount
Class A Shares:
Sold*	$6,089,165	$3,657,059
Issued as reinvestment of dividends	73,808	23,317
Proceeds received in merger	—	4,056,274
Redeemed	(5,387,199)	(2,984,272)

Net increase	$775,774	$4,752,378

Class B Shares:
Sold	$1,066,208	$1,144,985
Issued as reinvestment of dividends	11,134	—
Proceeds received in merger	—	3,662,334
Redeemed*	(3,469,268)	(2,228,596)

Net increase/(decrease)	$(2,391,926)	$2,578,723

Class C Shares:
Sold	$816,410	$558,577
Issued as reinvestment of dividends	4,897	—
Proceeds received in merger	—	1,115,600
Redeemed	(959,792)	(467,671)

Net increase/(decrease)	$(138,485)	$1,206,506

Class K Shares:
Sold	$6,833,618	$18,819,905
Issued as reinvestment of dividends	13,439	4,460
Proceeds received in merger	—	2,997,313
Redeemed	(6,468,248)	(5,202,079)

Net increase	$378,809	$16,619,599

Class Y Shares:
Sold	$10,244,727	$3,866,847
Issued as reinvestment of dividends	74,358	14,147
Proceeds received in merger	—	37,934,507
Redeemed	(8,034,400)	(2,700,982)

Net increase	$2,284,685	$39,114,519

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

18

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005

Shares
Class A Shares:
Sold*	358,746	264,272
Issued as reinvestment of dividends	4,746	1,626
Issued in exchange for proceeds received in merger	—	286,658
Redeemed	(343,038)	(213,371)

Net increase	20,454	339,185

Class B Shares:
Sold	65,324	86,052
Issued as reinvestment of dividends	743	—
Issued in exchange for proceeds received in merger	—	267,327
Redeemed*	(217,482)	(163,825)

Net increase/(decrease)	(151,415)	189,554

Class C Shares:
Sold	49,118	42,626
Issued as reinvestment of dividends	324	—
Issued in exchange for proceeds received in merger	—	80,606
Redeemed	(63,433)	(34,503)

Net increase/(decrease)	(13,991)	88,729

Class K Shares:
Sold	408,842	1,366,929
Issued as reinvestment of dividends	864	312
Issued in exchange for proceeds received in merger	—	211,828
Redeemed	(392,038)	(375,953)

Net increase	17,668	1,203,116

Class Y Shares:
Sold	596,918	278,354
Issued as reinvestment of dividends	4,731	981
Issued in exchange for proceeds received in merger	—	2,656,440
Redeemed	(472,522)	(190,133)

Net increase	129,127	2,745,642

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

19

Munder International Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$14.09		$12.64	$10.04	$10.52	$12.15

Income/(loss) from investment operations:
Net investment income/(loss)	0.28		0.19	0.09	0.11	0.11
Net realized and unrealized gain/(loss) on investments	3.70		1.32	2.74	(0.49)	(1.70)

Total from investment operations	3.98		1.51	2.83	(0.38)	(1.59)

Less distributions:
Dividends from net investment income	(0.15)		(0.06)	(0.23)	(0.10)	(0.04)

Total distributions	(0.15)		(0.06)	(0.23)	(0.10)	(0.04)

Short-term trading fees	0.00	(d)	0.00 (d)	0.00 (d)	—	—

Voluntary contribution from Advisor	0.05		—	—	—	—

Net asset value, end of period	$17.97		$14.09	$12.64	$10.04	$10.52

Total return(b)	28.77	%(e)	11.93%	28.09%	(3.38)%	(13.11)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$15,034		$11,497	$6,031	$3,849	$5,576
Ratio of operating expenses to average net assets	1.53%		1.65%	1.83%	1.56%	1.38%
Ratio of net investment income/(loss) to average net assets	1.70%		1.37%	0.77%	1.17%	0.98%
Portfolio turnover rate	43%		54%	37%	31%	22%
Ratio of operating expenses to average net assets without expense waivers	1.53%		1.65%	1.84%	1.56%	1.38%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on November 30, 1992 and March 9, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 28.41% for Class A Shares and 27.50% for Class B Shares.

See Notes to Financial Statements.

20

B Shares

Year		Year	Year	Year	Year
Ended		Ended	Ended	Ended	Ended
6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

$13.59		$12.24	$9.73	$10.21	$11.84

0.07		0.11	0.02	0.04	0.02
3.66		1.24	2.62	(0.47)	(1.64)

3.73		1.35	2.64	(0.43)	(1.62)

(0.05)		—	(0.13)	(0.05)	(0.01)

(0.05)		—	(0.13)	(0.05)	(0.01)

0.00	(d)	0.00 (d)	0.00 (d)	—	—

0.05		—	—	—	—

$17.32		$13.59	$12.24	$9.73	$10.21

27.87	%(e)	11.03%	27.20%	(4.17)%	(13.64)%

$3,328		$4,670	$1,885	$812	$1,289
2.29%		2.40%	2.58%	2.31%	2.13%
0.46%		0.85%	(0.20)%	0.42%	0.23%
43%		54%	37%	31%	22%
2.29%		2.40%	2.59%	2.31%	2.13%

See Notes to Financial Statements.

21

Munder International Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year		Year	Year		Year	Year
	Ended		Ended	Ended		Ended	Ended
	6/30/06(c)		6/30/05(c)	6/30/04(c)		6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$13.73		$12.36	$9.82		$10.31	$11.95

Income/(loss) from investment operations:
Net investment income/(loss)	0.14		0.08	(0.00	)(d)	0.04	0.02
Net realized and unrealized gain/(loss) on investments	3.62		1.29	2.67		(0.48)	(1.65)

Total from investment operations	3.76		1.37	2.67		(0.44)	(1.63)

Less distributions:
Dividends from net investment income	(0.05)		—	(0.13)		(0.05)	(0.01)

Total distributions	(0.05)		—	(0.13)		(0.05)	(0.01)

Short-term trading fees	0.00	(d)	0.00 (d)	0.00	(d)	—	—

Voluntary contribution from Advisor	0.05		—	—		—	—

Net asset value, end of period	$17.49		$13.73	$12.36		$9.82	$10.31

Total return(b)	27.80	%(e)	11.08%	27.26%		(4.23)%	(13.67)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$3,746		$3,132	$1,724		$1,270	$1,805
Ratio of operating expenses to average net assets	2.28%		2.40%	2.58%		2.31%	2.13%
Ratio of net investment income/(loss) to average net assets	0.84%		0.59%	(0.00)%		0.42%	0.23%
Portfolio turnover rate	43%		54%	37%		31%	22%
Ratio of operating expenses to average net assets without expense waivers	2.28%		2.40%	2.59%		2.31%	2.13%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on September 29, 1995 and November 23, 1992, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 27.44% for Class C Shares and 28.43% for Class K Shares.

See Notes to Financial Statements.

22

K Shares

Year		Year	Year	Year	Year
Ended		Ended	Ended	Ended	Ended
6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

$14.08		$12.64	$10.05	$10.53	$12.14

0.25		0.17	0.06	0.11	0.11
3.73		1.33	2.76	(0.49)	(1.68)

3.98		1.50	2.82	(0.38)	(1.57)

(0.15)		(0.06)	(0.23)	(0.10)	(0.04)

(0.15)		(0.06)	(0.23)	(0.10)	(0.04)

0.00	(d)	0.00 (d)	0.00 (d)	—	—

0.05		—	—	—	—

$17.96		$14.08	$12.64	$10.05	$10.53

28.79	%(e)	11.85%	28.09%	(3.48)%	(12.96)%

$50,324		$39,206	$19,980	$22,581	$63,082
1.53%		1.65%	1.83%	1.56%	1.38%
1.54%		1.25%	0.53%	1.17%	0.98%
43%		54%	37%	31%	22%
1.53%		1.65%	1.84%	1.56%	1.38%

See Notes to Financial Statements.

23

Munder International Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$14.22		$12.76	$10.14	$10.62	$12.23

Income/(loss) from investment operations:
Net investment income	0.30		0.24	0.11	0.13	0.13
Net realized and unrealized gain/(loss) on investments	3.76		1.31	2.77	(0.49)	(1.69)

Total from investment operations	4.06		1.55	2.88	(0.36)	(1.56)

Less distributions:
Dividends from net investment income	(0.19)		(0.09)	(0.26)	(0.12)	(0.05)

Total distributions	(0.19)		(0.09)	(0.26)	(0.12)	(0.05)

Short-term trading fees	0.00	(d)	0.00 (d)	0.00 (d)	—	—

Voluntary contribution from Advisor	0.05		—	—	—	—

Net asset value, end of period	$18.14		$14.22	$12.76	$10.14	$10.62

Total return(b)	29.11	%(e)	12.09%	28.56%	(3.26)%	(12.70)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$101,748		$77,927	$34,887	$27,185	$38,790
Ratio of operating expenses to average net assets	1.28%		1.40%	1.58%	1.31%	1.13%
Ratio of net investment income to average net assets	1.81%		1.74%	0.95%	1.42%	1.23%
Portfolio turnover rate	43%		54%	37%	31%	22%
Ratio of operating expenses to average net assets without expense waivers	1.28%		1.40%	1.59%	1.32%	1.13%

(a)	Class Y Shares of the Fund commenced operations on December 1, 1991.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 28.75% for Class Y Shares.

See Notes to Financial Statements.

24

Munder International Equity Fund

Notes to Financial Statements, June 30, 2006

1. Organization

    As of June 30, 2006, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder International Equity Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

    On February 4, 2005, the Fund acquired all of the assets and assumed all of the liabilities of the Munder Emerging Markets Fund and the Munder International Growth Fund in a tax-free exchange of shares of the Fund and subsequent liquidation of the Munder Emerging Markets Fund and the Munder International Growth Fund. The Agreement and Plan of Reorganization was approved by the Board of Trustees on November 9, 2004.

25

Munder International Equity Fund

Notes to Financial Statements, June 30, 2006 (continued)

    Number of Shares outstanding of the Munder Emerging Markets Fund and the Munder International Growth Fund prior to merger:

	Munder Emerging	Munder International
	Markets Fund	Growth Fund

Class A	161,706	126,810
Class B	181,918	85,586
Class C	44,749	40,206
Class K	179,713	19,955
Class Y	588,468	2,359,318

    Number of Shares issued of the Fund for Shares of the Munder Emerging Markets Fund and the Munder International Growth Fund:

	Munder Emerging	Munder International
	Markets Fund	Growth Fund

Class A	177,808	108,850
Class B	195,953	71,374
Class C	47,277	33,329
Class K	194,839	16,989
Class Y	634,994	2,021,446

    Unrealized appreciation immediately prior to acquisition of all assets and assumption of all liabilities of the Munder Emerging Markets Fund and the Munder International Growth Fund was $11,036,488.

    There were no undistributed income or gain amounts unpaid prior to the merger of the Munder Emerging Markets Fund and the Munder International Growth Fund.

	Prior to Merger	After Merger

Net assets of Munder Emerging Markets Fund
Class A	$2,516,040	$—
Class B	2,684,526	—
Class C	654,331	—
Class K	2,756,908	—
Class Y	9,067,873	—
Net assets of Munder International Growth Fund
Class A	$1,540,234	$—
Class B	977,808	—
Class C	461,269	—
Class K	240,405	—
Class Y	28,866,634	—

26

Munder International Equity Fund

Notes to Financial Statements, June 30, 2006 (continued)

	Prior to Merger	After Merger

Net assets of the Fund
Class A	$6,930,622	$10,986,896
Class B	2,281,538	5,943,872
Class C	2,131,330	3,246,930
Class K	33,652,767	36,650,080
Class Y	39,877,182	77,811,689

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

27

Munder International Equity Fund

Notes to Financial Statements, June 30, 2006 (continued)

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/ (depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

28

Munder International Equity Fund

Notes to Financial Statements, June 30, 2006 (continued)

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. The Fund instructs the

29

Munder International Equity Fund

Notes to Financial Statements, June 30, 2006 (continued)

custodian to segregate assets with a current market value at least equal to the amount of its when-issued purchase commitments.

    Short-Term Trading (Redemption) Fees: During the year ended June 30, 2006, a short-term trading fee of 2% was assessed on certain redemptions made within 60 days of purchase of Fund shares as described in the Fund’s prospectus. The fee, which was retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”), is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

30

Munder International Equity Fund

Notes to Financial Statements, June 30, 2006 (continued)

    For the year ended June 30, 2006, the Advisor earned $234,513 before payment of sub-administration fees and $153,040 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2006, the Fund paid an annual effective rate of 0.1498% for administrative services.

    The Advisor made a voluntary capital contribution to the Fund during the year ended June 30, 2006 of $514,465 after completing a review of certain shareholder trading activities and the application of the Fund’s redemption fee policy in prior years.

    Comerica Incorporated (”Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis) as of June 30, 2006. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $12,378 for its administrative, record keeping and other related services provided to the Fund for the year ended June 30, 2006.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MSTII or @Vantage.

31

Munder International Equity Fund

Notes to Financial Statements, June 30, 2006 (continued)

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the ”Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the ”Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B and Class C Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares. Comerica Securities, Inc. (”Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2006, the Fund paid $477 to Comerica Securities and $113,818 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $68,125,803 and $66,733,272, respectively, for the year ended June 30, 2006.

    At June 30, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $45,862,907 aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $3,584,293 and net appreciation for Federal income tax purposes was $42,278,614. At June 30, 2006, aggregate cost for Federal income tax purposes was $161,207,277.

32

Munder International Equity Fund

Notes to Financial Statements, June 30, 2006 (continued)

6. Geographic Concentration

    The Fund primarily invests in foreign securities. Investing in securities of foreign companies and/or foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and/or U.S. Government securities. These risks include fluctuation of currency values and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of U.S. companies and the U.S. Government.

7. Revolving Line of Credit

    Effective December 14, 2005, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 13, 2006 on the daily amount of the unused commitment. During the year ended June 30, 2006, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2006, total commitment fees for the Fund were $1,811.

8. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    As determined on June 30, 2006, permanent differences resulting primarily from foreign currency gains and losses, realized Thailand tax, and passive

33

Munder International Equity Fund

Notes to Financial Statements, June 30, 2006 (continued)

foreign investment company gains and losses were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed	Accumulated
Net Investment	Net Realized
Income	Gain

$(116,197)	$116,197

    During the years ended June 30, 2006 and June 30, 2005 dividends of $1,584,822 and $431,165, respectively, were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Capital	Unrealized
Income	Loss Carryover	Appreciation	Total

$2,414,932	$(15,268,754)	$42,277,560	$29,423,738

    The differences between book and tax distributable earnings are primarily due to wash sales, passive foreign investment company unreversed inclusions and deferred trustees’ fees.

    As determined at June 30, 2006, the Fund had available for Federal income tax purposes $15,268,754 of unused capital losses of which $3,120,136, $7,504,911 and $4,643,707 expire in 2009, 2010 and 2011, respectively. Some of the losses were inherited in the February 4, 2005 merger with the Munder International Growth and the Munder Emerging Markets Funds. The losses obtained in these mergers may be subject to limitations.

    The Fund utilized capital loss carryforwards during the year ended June 30, 2006 in the amount of $13,712,795.

10. Tax Information (Unaudited)

    Of the distributions paid by the Fund, 0.03% will qualify for the dividend received deduction available to corporate shareholders.

    The Fund designated $375,778 as foreign taxes paid and $5,117,803 as foreign source income for regular Federal income tax purposes.

    For the fiscal year ended June 30, 2006, the Fund designates approximately $4,976,340 pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.

34

Munder International Equity Fund

Notes to Financial Statements, June 30, 2006 (continued)

11. Subsequent Event (Unaudited)

    On August 4, 2006, the management team of the Advisor announced that it has partnered with Grail Partners, LLC and private equity firm Crestview Partners, L.P. to acquire Comerica’s controlling interest in the Advisor. If, as expected, the transaction closes, the Advisor’s current investment advisory agreement with the Fund will automatically terminate under applicable law at the time of the closing. On August 22, 2006, the Board of Trustees of the Munder Funds approved a new investment advisory agreement with the Advisor subject to approval by shareholders of the Fund at a Special Meeting called for October 26, 2006. The new investment advisory agreement is expected to become effective on the date of the closing of the transaction.

12. Quarterly Portfolio Schedule (Unaudited)

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

13. Proxy Voting Policies and Procedures (Unaudited)

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

14. Proxy Voting Record (Unaudited)

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

35

Munder International Equity Fund

Notes to Financial Statements, June 30, 2006 (continued)

15. Approval of Investment Advisory Agreement (Unaudited)

    The Advisor provides investment advisory services to the Fund under a Combined Investment Advisory Agreement dated June 13, 2003 and amended most recently as of May 16, 2006 (“Advisory Agreement”). On May 16, 2006, the Board of Trustees approved the continuation of the Advisory Agreement with respect to the Fund for an additional one-year period commencing on July 1, 2006. In determining whether to approve the continuation of the Advisory Agreement, the Board requested, and received from the Advisor, the information that the Board believed to be reasonably necessary to reach its conclusion, including the information described below. Both in meetings specifically dedicated to renewal of the Advisory Agreement and in other meetings during the course of the year, the Board received materials relating to the services provided to the Munder Funds by the Advisor. In evaluating the Advisory Agreement, the Board conducted a review that was specifically focused upon the renewal of the Advisory Agreement, and relied upon their knowledge, resulting from their meetings throughout the year, of the Advisor, its services and the Munder Funds.

    The Board considered many factors in evaluating whether the Advisory Agreement and the fees provided therein with respect to the Fund should be continued for an additional one-year period. The Board was advised by legal counsel to the Munder Funds and the “Non-Interested Trustees” also were advised by their independent legal counsel with respect to their deliberations regarding the continuation of the Advisory Agreement. (A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act.)

    Among other factors, the Board requested, considered and evaluated information regarding:

    (a) The nature, extent and quality of the services provided by the Advisor to the Fund under the Advisory Agreement: With respect to this factor, the Board considered:

•	the qualifications of management of the Advisor and of persons providing portfolio management services to the Fund. In this regard, the Board was presented with detailed information concerning the Advisor’s efforts in hiring, promoting and retaining qualified investment personnel, including enhancements in the quality and depth in the Advisor’s investment, trading, and administrative services departments due to the recruiting and hiring of additional staff in 2005 and the promotion of employees from within the Advisor in 2005 and 2006, recent changes within key

36

Munder International Equity Fund

Notes to Financial Statements, June 30, 2006 (continued)

management positions at the Advisor, the Advisor’s personnel retention efforts, and the Advisor’s current intentions regarding future changes in its organizational structure;

•	the Advisor’s efforts in recent years and on an ongoing basis to:

(1) enhance its research capabilities and make investments in compliance, fund accounting and other technologies relating to the Funds’ operations in order to improve their effectiveness and efficiencies of operations;

(2) grow Fund assets through increased marketing efforts and a focus on asset retention;

(3) focus on determining the reasonableness of the investment advisory fees for each of the Munder Funds and, as appropriate, to adjust its investment advisory fees (including through the addition of contractual fee breakpoints or reducing its advisory fees), although no such adjustments were made with respect to the Fund in the current period;

(4) renegotiate the fee arrangements with certain of the other service providers for the Munder Funds in order to reduce the total expense ratios of the Munder Funds and their classes of shares, although no such reductions were made in the current period; and

(5) seek to better allocate the costs of services across the Munder Funds;

•	the Advisor’s performance, both generally with respect to all the Munder Funds and more specifically with respect to the Fund, as further described below;

•	the information provided by the Advisor in its Form ADV and in response to a detailed series of questions submitted by counsel to the Munder Funds;

•	the terms of the Advisory Agreement; and

•	the general experience, business, operations and financial condition of the Advisor.

    Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the continuance of the Advisory Agreement.

    (b) The investment performance of the Fund and the Advisor: The Board considered the one-, three-, five- and ten-year and since inception total investment performance, on both a gross and net basis, of the Fund’s Class Y

37

Munder International Equity Fund

Notes to Financial Statements, June 30, 2006 (continued)

Shares as of December 31, 2005 and compared this information to the performance of the Fund’s benchmark index and the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”).

    In addition, the Board considered the Fund’s one-, three-, five- and ten-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well as the three-, five- and ten-year and the overall “star” ratings of the Fund by Morningstar, Inc. The Board also considered the Fund’s one-, three-, five-and ten-year total return for Class A Shares as of December 31, 2005 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. In this regard, the Board considered that: (1) the Fund’s average annual total returns for Class Y Shares, on a gross basis, exceeded the performance of the benchmark for the one-, three-, five- and ten-year and since inception periods, (2) the Fund’s total returns for Class Y Shares on a gross and net basis exceeded the median performance of the Fund’s Lipper peer group for the one-, three-, five-and ten-year periods, and (3) the Fund had favorable Morningstar ratings and Lipper ratings and was classified as a “Lipper Leader.”

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund supported approval of the continuance of the Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund: The Board considered detailed information provided by the Advisor as to the costs and profitability of the Advisor over the 12 months ended on December 31, 2005 and projections by the Advisor as to the costs and profitability of the Advisor over the 12 months ending on December 31, 2006, with respect to all services provided by the Advisor and its affiliates to the Fund and based on certain stated assumptions. Based on these facts, the Board concluded that the costs of the Advisor’s services and the profitability of the Advisor under the Advisory Agreement were not unreasonable.

    (d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale: The Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the

38

Munder International Equity Fund

Notes to Financial Statements, June 30, 2006 (continued)

Fund’s shareholders through appropriate mechanisms in the future. Based on these facts, the Board concluded that the Advisor’s efforts in this regard strongly supported approving continuance of the Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable funds: The Board considered the Fund’s advisory fees and total expenses as they compared to those of comparable funds identified by Lipper in the case of the advisory fee comparisons and to the funds included in the Fund’s respective Lipper category in the case of total expense comparisons. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) of the Fund’s Class A Shares in comparison to those of each comparable fund in the Fund’s Lipper peer group and in comparison to the average, median, high and low net effective advisory fees of the funds in the Fund’s Lipper peer group. The Board also received separate information prepared by Strategic Insight Mutual Fund Research and Consulting, LLC, a third-party data mutual fund provider, that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. Based on these facts, the Board concluded that the current advisory fee and total fee levels of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Fund: The Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Fund, the Advisor may benefit from its relationship with the Fund in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on these facts, the Board concluded that these additional benefits should not preclude approval of the continuance of the Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved the Advisory Agreement for an additional annual period commencing on July 1, 2006.

39

Munder International Equity Fund

Notes to Financial Statements, June 30, 2006 (continued)

16. Trustees and Executive Officers (Unaudited)

    Information about the Trustees and Executive Officers of the Munder Funds as of June 30, 2006, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below.

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 58	Trustee and Chairman	Indefinite; Trustee since 2/93; Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (real estate investment operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (10/97 to 12/05).	25	Fieldstone Investment Corporation (since 11/03).

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 59	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/real estate/manufacturing company) (since 1991).	25	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	25	Nighthawk Radiology Holdings, Inc. (since 3/04).

40

Munder International Equity Fund

Notes to Financial Statements, June 30, 2006 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 11/89	Vice President, Macomb Community College (since 7/01); Dean, Macomb Community College (since 9/97).	25	None

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	25	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company) (since 5/05).

41

Munder International Equity Fund

Notes to Financial Statements, June 30, 2006 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 47	Trustee(3)	Indefinite; Since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	24	Taubman Centers, Inc. (since 1/97).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 50	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	25	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04); LMS Medical Systems (health care technology company) (since 1/06).

42

Munder International Equity Fund

Notes to Financial Statements, June 30, 2006 (continued)

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Interested Trustee

Michael T. Monahan(4) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 67	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99).	25	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MSTII only.

(4)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica Incorporated, the indirect parent company of the Advisor. Mr. Monahan also receives retirement and health benefits from Comerica Incorporated.

43

Munder International Equity Fund

Notes to Financial Statements, June 30, 2006 (continued)

Term of
Office(1) and
	Position(s) with	Length of Time
Name, Address and Age	the Funds	Served(2)	Principal Occupation(s) During Past 5 Years

Executive Officers

John S. Adams 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	President & Principal Executive Officer	Through 2/07; since 4/06	President and Chief Investment Officer of Munder Capital Management (investment advisor) (since 3/06); President and Chief Investment Officer of Pierce Street Advisors, LLC (investment advisor) (since 3/06); Managing Director and Chief Investment Officer, Equities of Munder Capital Management (12/04 to 3/06); Senior Portfolio Manager of Munder Capital Management (6/87 to 12/04).
Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/07; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); General Counsel of Munder Capital Management (7/00 to 2/05); Director of Diversified Strategy Hedge Fund, Ltd. (since 1/06).
Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 40	Vice President & Principal Financial Officer	through 2/07; since 2/01	Managing Director and Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05).
Chérie N. Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 37	Treasurer & Principal Accounting Officer	through 2/07; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

44

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder International Equity Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder International Equity Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder International Equity Fund of Munder Series Trust at June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 11, 2006

45

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46

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47

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNINTLEQ606

ANNUAL REPORT
June 30, 2006
Munder Internet Fund
Class A, B, C, K, R & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    I am delighted to provide you with information about some very positive developments at Munder Capital Management, the investment advisor to The Munder Funds. By mutual agreement with Comerica Incorporated, Munder Capital’s partner for over 10 years, the management team and employees of Munder Capital, along with Crestview Capital Partners, L.P. and Grail Partners, LLC, are buying Comerica’s ownership position in the firm. We anticipate that the transfer of ownership will be completed prior to year end.

    Because Munder Capital retained its own operational infrastructure throughout its partnership with Comerica, we expect the transition to independent ownership of Munder Capital to be seamless. Among the most important outcomes from Munder Capital’s perspective are the continuity in our people and processes, and the opportunity for increased employee ownership. We have always believed that employee ownership is the best way to align our interests with the interests of our clients, and to attract and retain talented professionals. This is a key outcome of the new ownership structure.

    As I hope you can tell from this letter, I am very pleased with this announcement because of its positive implications for both The Munder Funds and for the Munder Capital team. The investment advisory agreement between The Munder Funds and the newly structured Munder Capital Management has been approved by the Board of Trustees of The Munder Funds. In the coming weeks, shareholders of the Funds will receive materials requesting their approval of the investment advisory agreement, which will be sought through a proxy statement. I encourage you to exercise your right to vote your shares.

    Thank you for your confidence in The Munder Funds. We look forward to continuing to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
President and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
vi	Hypothetical and Total Returns
x	Shareholder Fee Example
1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
19	Notes to Financial Statements
38	Report of Independent Registered Public Accounting Firm

An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain a prospectus, please visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund concentrates its investments in technology and Internet-related securities, which tend to be relatively volatile. It is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. The Fund tends to invest in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. Investments by the Fund in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. In addition, performance and after-tax returns can be significantly impacted by Fund investments in initial public offerings (IPOs), which may involve short-term trading. We cannot, however, ensure that the Fund will obtain IPOs.

    Fund holdings are subject to change and percentages shown below are based on net assets as of June 30, 2006. The following pie chart illustrates the allocation of the Fund’s investments by industry. A complete list of holdings as of June 30, 2006 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 INDUSTRY ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the year ended June 30, 2006. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns

ii

do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

Portfolio Management Team: Mark Lebovitz, Kenneth Smith and Jonathan Woodley

    The Fund earned a return of 9.43% for the one year ended June 30, 2006, compared to the 13.28% return for the Inter@ctive Week Internet Index, the 8.29% return for the Morgan Stanley Internet Index and the 8.84% median return for the Lipper universe of science and technology funds.

    Benefiting from strength in Internet investing in general during the period, the Fund had strong absolute performance for the year ended June 30, 2006. In addition, the Fund performed well relative to its Morgan Stanley Internet benchmark.

    In the real estate management & development segment of the Fund, Move, Inc. (3.3% of the Fund) had the largest positive impact on the Fund’s return for the year ended June 30, 2006. Move, Inc. provides an online service that promotes and connects real estate professionals to consumers. Other Fund segments that made a significant positive contribution to returns included Internet & catalog retail, capital markets, computers & peripherals and information technology services. Strength in these industries more than offset relative weakness in the commercial services & supplies and media industries.

    The strong performance of the Internet & catalog retail segment was largely due to Stamps.com Inc. (2.4% of the Fund), priceline.com Incorporated (3.5% of the Fund), and Netflix, Inc. (2.8% of the Fund). Stamps.com provides Internet mailing services, priceline.com offers online products including airline tickets, hotel rooms, car rentals, vacation packages and cruises, and Netflix provides an online movie rental subscription service. The relative strength in the capital markets segment was due to E*TRADE Financial Corporation (2.4% of the Fund), while an overweight in Apple Computer, Inc. (2.6% of the Fund) and underweight in EMC Corporation (0.6% of the Fund) boosted returns in the computers & peripherals segment. An overweight in CheckFree Corporation (3.1% of the Fund) was responsible for the strength in the information technology services segment of the Fund. CheckFree provides products and services focused on financial electronic commerce, including bill-paying services and investment portfolio management services.

    These contributions to the Fund’s relative strength were only partially offset by weakness in other investments. In the commercial services & supplies industry within the industrials sector, an underweight in 51job, Inc. (0.3% of the Fund) held back relative performance. 51job provides integrated human resource services in the People’s Republic of China. In the information technology sector, Intel Corp. and Linear Technology Corp., two holdings from the semiconductors & semiconductor equipment industry that were both eliminated from the Fund in March, also hurt relative performance. Additionally, an overweight in Getty Images, Inc. (2.1% of the Fund) was responsible for relative weakness among the Fund’s media stocks within the consumer discretionary sector. Getty Images offers photography, imagery and illustrations through its website, CD-ROMs and catalogs.

iii

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Inter@ctive Week Internet Index is a modified market capitalization-weighted index designed to measure a cross section of companies involved in providing Internet infrastructure and access, developing and marketing Internet content and software, and conducting business over the Internet. The Morgan Stanley Internet Index is an equal dollar-weighted index made up of leading companies drawn from nine Internet subsectors that are driving the growth of Internet usage. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of science and technology funds represents the universe of mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iv

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v

Hypothetical and Total Returns

The following graph represents the performance of the Munder Internet Fund (the “Fund”) since the inception of its oldest class of shares, Class A Shares. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Past performance is no guarantee of future results. Investment return and principal value of any investment will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder Internet Fund

CLASS A SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Initial Investment

vi

	GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

						Inter@ctive/	Lipper
					Inter@ctive	Morgan	Science &
				S&P	Week	Stanley	Technology
Class and	With		Without	500®	Internet	Internet	Funds
Inception Date	Load		Load	Index#	Index#	Index#	Median**

CLASS A 8/19/96	N/A	+	$23,446	$22,783	$23,726	$20,692	$17,992

CLASS B 6/1/98	N/A		10,878	13,194	16,588	14,467	12,515

CLASS C 11/3/98	N/A		9,763	13,020	13,179	11,493	12,053

CLASS K 4/30/02	N/A		15,502	12,711	17,541	15,398	11,315

CLASS R 7/29/04	N/A		12,167	11,942	12,165	12,585	11,693

CLASS Y 6/1/98	N/A		11,808	13,194	16,588	14,467	12,515

	AVERAGE ANNUAL TOTAL RETURNS

								Since
	One		One	Five		Five	Since	Inception
Class and	Year		Year	Years		Years	Inception	w/out
Inception Date	w/load		w/out load	w/load		w/out load	w/load	load

CLASS A 8/19/96	3.10%	*	9.11%	(5.85)%	*	(4.79)%	N/A+	9.02%

CLASS B 6/1/98	3.35%	†	8.35%	(5.87)%	†	(5.49)%	N/A	1.05%

CLASS C 11/3/98	7.34%†		8.34%	N/A		(5.50)%	N/A	(0.31)%

CLASS K 4/30/02	N/A		9.16%	N/A		N/A	N/A	11.09%

CLASS R 7/29/04	N/A		8.84%	N/A		N/A	N/A	10.74%

CLASS Y 6/1/98	N/A		9.43%	N/A		(4.56)%	N/A	2.08%

*	Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares.

+	At the time of the Fund’s inception, Class A shares of the Fund were not subject to any sales charges.

vii

†	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

#	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The Inter@ctive Week Internet Index is a modified market capitalization-weighted index designed to measure a cross section of companies involved in providing Internet infrastructure and access, developing and marketing Internet content and software, and conducting business over the Internet. The Morgan Stanley Internet Index is an equal dollar-weighted index made up of leading companies drawn from nine Internet sub-sectors that are driving the growth of Internet usage. This index was created on January 1, 1999. Performance for earlier periods is that of the Inter@ctive Week Internet Index. Index comparative returns for Class A, Class B, Class C, Class K, Class R, and Class Y Shares of the Fund are as of 9/1/96, 6/1/98, 11/1/98, 5/1/02, 8/1/04, and 6/1/98, respectively.

**	The Lipper Science and Technology Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. Lipper comparative returns for Class A, Class B, Class C, Class K, Class R, and Class Y Shares of the Fund are as of 9/1/96, 6/1/98, 11/1/98, 5/1/02, 8/1/04, and 6/1/98, respectively.

viii

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ix

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

x

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	1/1/06	6/30/06	1/1/06 to 6/30/06	Ratio

Actual
Class A	$1,000.00	$933.70	$10.55	2.20%
Class B	$1,000.00	$930.40	$14.07	2.94%
Class C	$1,000.00	$930.40	$14.12	2.95%
Class K	$1,000.00	$933.70	$10.50	2.19%
Class R	$1,000.00	$932.50	$11.69	2.44%
Class Y	$1,000.00	$935.10	$9.31	1.94%

Hypothetical
Class A	$1,000.00	$1,013.88	$10.99	2.20%
Class B	$1,000.00	$1,010.22	$14.65	2.94%
Class C	$1,000.00	$1,010.17	$14.70	2.95%
Class K	$1,000.00	$1,013.93	$10.94	2.19%
Class R	$1,000.00	$1,012.69	$12.18	2.44%
Class Y	$1,000.00	$1,015.17	$9.69	1.94%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

xi

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xii

Munder Internet Fund

Portfolio of Investments, June 30, 2006

Shares		Value

COMMON STOCKS — 98.4%
Consumer Discretionary — 19.5%
Hotels Restaurants & Leisure — 1.3%
150,400	Ctrip.com International Ltd., ADR (a)	$7,677,920

Internet & Catalog Retail — 15.9%
216,000	Amazon.com, Inc. †,(a)	8,354,880
271,318	Celebrate Express, Inc. †,(a)	3,529,847
62,000	DoveBid, Inc. †,(b),(c),(d)	0
1,017,000	drugstore.com, inc. †,(a)	2,949,300
404,800	eDiets.com, Inc. †,(a)	2,044,240
129,000	FTD Group, Inc. †,(a)	1,741,500
420,000	GSI Commerce, Inc. †,(a)	5,682,600
481,211	IAC/ InterActiveCorp †,(a)	12,747,279
609,082	Netflix, Inc. †,(a)	16,573,121
236,000	PetMed Express, Inc. †,(a)	2,588,920
700,916	priceline.com Incorporated †,(a)	20,929,352
517,775	Stamps.com Inc. †,(a)	14,404,501
103,000	Submarino SA †	2,068,180
50,000	VistaPrint Limited †	1,337,000

		94,950,720

Media — 2.3%
230,000	Digital Music Group, Inc. †,(a)	1,265,000
197,000	Getty Images, Inc. †,(a)	12,511,470

		13,776,470

Total Consumer Discretionary		116,405,110

Financials — 8.1%
Capital Markets — 4.5%
621,000	E*TRADE Financial Corporation †,(a)	14,171,220
874,400	TD AMERITRADE Holding Corporation (a)	12,949,864

		27,121,084

Real Estate Management & Development — 3.6%
205,965	HouseValues, Inc. †	1,427,338
3,634,378	Move, Inc. †,(a)	19,916,391

		21,343,729

Total Financials		48,464,813

See Notes to Financial Statements.

1

Munder Internet Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials — 4.3%
Commercial Services & Supplies — 4.3%
85,000	51job, Inc., ADR †,(a)	$1,847,050
415,184	Intermap Technologies Corp. †	2,053,046
512,300	Monster Worldwide, Inc. †	21,854,718

		25,754,814

Information Technology — 66.1%
Communications Equipment — 3.1%
574,300	Cisco Systems, Inc. †	11,216,079
185,000	QUALCOMM Incorporated	7,412,950

		18,629,029

Computers & Peripherals — 3.2%
268,500	Apple Computer, Inc. †	15,336,720
320,700	EMC Corporation †	3,518,079

		18,854,799

Information Technology Services — 3.1%
379,000	CheckFree Corporation †,(a)	18,783,240

Internet Software & Services — 50.1%
590,000	24/7 Real Media, Inc. †,(a)	5,180,200
254,000	Akamai Technologies, Inc. †,(a)	9,192,260
185,000	Aptimus, Inc. †	1,609,500
517,000	aQuantive, Inc. †,(a)	13,095,610
1,126,500	Autobytel, Inc. †,(a)	3,976,545
19,900	Baidu.com †	1,642,347
548,619	Bankrate, Inc. †,(a)	20,715,853
1,563,113	CNET Networks, Inc. †,(a)	12,473,642
184,981	Digital River, Inc. †,(a)	7,471,383
902,000	Digitas, Inc. †,(a)	10,481,240
614,001	eBay, Inc. †	17,984,089
105,918	Google Inc., Class A †	44,414,595
464,340	Hurray! Holding Co., Ltd., ADR †,(a)	2,544,583
197,000	j2 Global Communications, Inc. †,(a)	6,150,340
602,600	Knot, Inc. (The) †,(a)	12,612,418
311,500	Liquidity Services, Inc. †	4,850,055
201,000	LivePerson, Inc. †	974,850
176,000	Marchex, Inc, Class B †,(a)	2,891,680
664,000	NetEase.com, Inc., ADR †,(a)	14,827,120

See Notes to Financial Statements.

2

Shares		Value

Information Technology (Continued)
Internet Software & Services (Continued)
493,000	NIC Inc. †,(a)	$3,564,390
214,000	Rediff.com India Limited, ADR †,(a)	3,167,200
305,000	Sify Limited, ADR †,(a)	3,043,900
777,000	SINA Corporation †,(a)	19,409,460
445,000	Sohu.com, Inc. †,(a)	11,476,550
959,000	Tencent Holdings Ltd. †	2,025,108
250,000	TheStreet.com, Inc.	3,205,000
375,500	TOM Online, Inc., ADR †,(a)	7,247,150
75,000	Travelzoo, Inc. †,(a)	2,275,500
361,000	Universo Online SA †	2,083,430
517,729	ValueClick, Inc. †,(a)	7,947,140
269,600	Websense, Inc. †,(a)	5,537,584
1,071,580	Yahoo! Inc. †	35,362,140

		299,432,862

Semiconductors & Semiconductor Equipment — 0.5%
122,000	Novellus Systems, Inc. †,(a)	3,013,400

Software — 6.1%
164,400	Adobe Systems Incorporated †	4,991,184
111,950	Blackboard, Inc. †,(a)	3,242,072
239,000	KongZhong Corporation, ADR †	2,103,200
501,000	Microsoft Corporation	11,673,300
262,800	Red Hat, Inc. †,(a)	6,149,520
170,000	salesforce.com, inc. †,(a)	4,532,200
302,500	Shanda Interactive Entertainment Limited, ADR †,(a)	3,920,400

		36,611,876

Total Information Technology		395,325,206

Telecommunication Services — 0.4%
Wireless Telecommunication Services — 0.4%
430,200	Linktone Ltd., ADR †,(a)	2,559,690

TOTAL COMMON STOCKS
(Cost $624,503,008)		588,509,633

See Notes to Financial Statements.

3

Munder Internet Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

LIMITED PARTNERSHIPS — 0.9%
Information Technology — 0.9%
Internet Software & Services — 0.2%
1,916,082	@Ventures Expansion Fund, L.P. †,(b),(c),(d)	$632,203
2,848,467	@Ventures III, L.P. †,(b),(c),(d)	258,974

		891,177

Multi-Industry — 0.7%
4,375,000	New Enterprise Associates 10, L.P. †,(b),(c),(d)	3,266,467
1,507,032	Trident Capital Fund V, L.P. †,(b),(c),(d)	1,027,980

		4,294,447

TOTAL LIMITED PARTNERSHIPS
(Cost $8,812,040)		5,185,624

PREFERRED STOCK — 0.0%
(Cost $213,440)
Information Technology — 0.0%
Internet Software & Services — 0.0%
85,719	Mainstream Data Services, Inc., Series D †,(b),(c),(d)	0

Principal
Amount

REPURCHASE AGREEMENT — 0.5%
(Cost $2,651,000)
$2,651,000	Agreement with State Street Bank and Trust Company, 4.780% dated 06/30/2006, to be repurchased at $2,652,056 on 07/03/2006, collateralized by $2,815,000 FHLMC, 4.125% maturing 11/18/2009 (value $2,705,919)	2,651,000

Shares

COLLATERAL FOR SECURITIES ON LOAN — 21.1%
(Cost $126,214,425)
126,214,425	State Street Navigator Securities Trust — Prime Portfolio (e)	126,214,425

See Notes to Financial Statements.

4

		Value

TOTAL INVESTMENTS
(Cost $762,393,913)	120.9%	$722,560,682
OTHER ASSETS AND LIABILITIES (Net)	(20.9)	(124,672,876)

NET ASSETS	100.0%	$597,887,806

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	Fair valued security as of June 30, 2006 (see Notes to Financial Statements, Note 2). At June 30, 2006, these securities represent $5,185,624, 0.9% of net assets.

(c)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration. The Munder Internet Fund (the “Fund”) does not have the right to demand that any of these securities be registered.

(d)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At June 30, 2006, securities subject to restrictions on resale that have not been deemed to be liquid represent $5,185,624, 0.9% of net assets.

Security	Acquisition Date	Cost

@Ventures Expansion Fund, L.P.	2/24/00	$157,014
	3/23/00	628,057
	6/15/00	471,043
	3/15/01	392,536
@Ventures III, L.P.	11/06/98	622,048
	1/05/99	128,877
	4/01/99	414,098
	7/23/99	515,509
	9/24/99	515,509
	1/21/00	128,877
	5/08/00	38,663
	9/18/00	25,776
	1/30/01	33,214
	7/18/01	27,208
DoveBid, Inc.	4/10/02	248,000
Mainstream Data Services, Inc. Series D	8/29/00	213,440

See Notes to Financial Statements.

5

Munder Internet Fund

Portfolio of Investments, June 30, 2006 (continued)

Security	Acquisition Date	Cost

New Enterprise Associates 10, L.P.	10/26/00	$358,310
	1/05/01	179,155
	7/27/01	89,577
	9/26/01	179,155
	1/16/02	189,621
	4/23/02	189,621
	7/12/02	189,621
	11/12/02	189,621
	2/04/03	191,760
	7/16/03	194,393
	9/19/03	200,625
	12/10/03	201,259
	4/19/04	201,972
	8/16/04	204,447
	12/28/04	218,229
	7/11/05	120,288
	1/13/06	124,389
	3/10/06	124,389
	4/03/06	124,389
Trident Capital Fund V, L.P.	10/18/00	240,581
	6/26/02	84,909
	11/08/02	84,909
	1/15/03	169,818
	10/01/03	85,890
	12/05/03	85,890
	2/06/04	85,890
	6/10/04	89,875
	11/23/04	91,085
	1/28/05	91,085
	8/02/05	54,651
	10/17/05	78,207

(e)	At June 30, 2006, the market value of the securities on loan is $124,170,964.

ABBREVIATIONS:

ADR   — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

6

At June 30, 2006, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	83.4%	$498,813,299
China	12.9	77,280,579
India	1.0	6,211,100
Brazil	0.7	4,151,609
Canada	0.4	2,053,046

TOTAL COMMON STOCKS	98.4	588,509,633
LIMITED PARTNERSHIPS	0.9	5,185,624
PREFERRED STOCK	0.0	0
REPURCHASE AGREEMENT	0.5	2,651,000
COLLATERAL FOR SECURITIES ON LOAN	21.1	126,214,425

TOTAL INVESTMENTS	120.9	722,560,682
OTHER ASSETS AND LIABILITIES (Net)	(20.9)	(124,672,876)

NET ASSETS	100.0%	$597,887,806

See Notes to Financial Statements.

7

Munder Internet Fund

Statement of Assets and Liabilities, June 30, 2006

ASSETS:
Investments, at value
See accompanying schedule:
Securities (including $124,170,964 of securities loaned)	$719,909,682
Repurchase agreement	2,651,000

Total Investments	722,560,682
Cash	303,631
Foreign currency, at value	312
Interest receivable	352
Dividends receivable	40,225
Receivable for investment securities sold	7,200,153
Receivable for Fund shares sold	102,181
Prepaid expenses and other assets	1,266,192

Total Assets	731,473,728

LIABILITIES:
Payable for Fund shares redeemed	1,649,596
Payable for investment securities purchased	3,779,139
Payable upon return of securities loaned	126,214,425
Transfer agency/record keeping fees payable	906,238
Investment advisory fees payable	483,042
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	184,336
Trustees’ fees and expenses payable	74,762
Administration fees payable	46,461
Custody fees payable	8,726
Shareholder servicing fees payable — Class K Shares	4
Accrued expenses and other payables	239,193

Total Liabilities	133,585,922

NET ASSETS	$597,887,806

Investments, at cost	$762,393,913

Foreign currency, at cost	$202

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated net investment loss	$(77,873)
Accumulated net realized loss on investments sold	(3,567,740,323)
Net unrealized depreciation of investments	(39,832,853)
Paid-in capital	4,205,538,855

$597,887,806

NET ASSETS:
Class A Shares	$445,452,847

Class B Shares	$47,125,523

Class C Shares	$99,230,454

Class K Shares	$17,231

Class R Shares	$12,170

Class Y Shares	$6,049,581

SHARES OUTSTANDING:
Class A Shares	23,095,169

Class B Shares	2,595,276

Class C Shares	5,460,500

Class K Shares	893

Class R Shares	634

Class Y Shares	306,777

CLASS A SHARES:
Net asset value and redemption price per share	$19.29

Maximum sales charge	5.50%
Maximum offering price per share	$20.41

CLASS B SHARES:
Net asset value and offering price per share*	$18.16

CLASS C SHARES:
Net asset value and offering price per share*	$18.17

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$19.30

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$19.20

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$19.72

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Internet Fund

Statement of Operations, For the Year Ended June 30, 2006

INVESTMENT INCOME:
Interest	$109,389
Dividends(a)	5,313,777
Securities lending	1,369,040

Total Investment Income	6,792,206

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	1,125,367
Class B Shares	1,257,128
Class C Shares	1,203,183
Class R Shares	63
Shareholder servicing fees:
Class K Shares	113
Investment advisory fees	7,022,341
Transfer agency/record keeping fees	4,706,324
Administration fees	774,128
Printing and mailing fees	348,850
Legal and audit fees	180,068
Custody fees	132,836
Registration and filing fees	66,926
Trustees’ fees and expenses	33,425
Other	306,910

Total Expenses	17,157,662

NET INVESTMENT LOSS	(10,365,456)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	33,497,015
Foreign currency-related transactions	(15,465)
Net change in unrealized appreciation/(depreciation) of:
Securities	41,864,464
Foreign currency-related transactions	(6,588)

Net realized and unrealized gain on investments	75,339,426

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$64,973,970

(a)	Net of foreign withholding taxes of $219.

See Notes to Financial Statements.

10

Munder Internet Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005(a)

Net investment loss	$(10,365,456)	$(16,585,914)
Net realized gain/(loss) from security and foreign currency-related transactions	33,481,550	(198,995,717)
Net change in unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	41,857,876	155,771,042

Net increase/(decrease) in net assets resulting from operations	64,973,970	(59,810,589)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	55,806,979	12,435,888
Class B Shares	(173,789,181)	(189,023,538)
Class C Shares	(37,254,403)	(55,325,365)
Class K Shares	(59,422)	(148,646)
Class R Shares	—	10,000
Class Y Shares	4,454	(478,008)
Short-term trading fees	24,295	70,157
Voluntary contribution from Advisor	3,107,321	—

Net decrease in net assets	(87,185,987)	(292,270,101)
NET ASSETS
Beginning of year	685,073,793	977,343,894

End of year	$597,887,806	$685,073,793

Accumulated net investment loss	$(77,873)	$(52,852)

(a)	Class R Shares of the Fund commenced operations on July 29, 2004.

See Notes to Financial Statements.

11

Munder Internet Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005(a)

Amount
Class A Shares:
Sold*	$165,650,991	$141,128,764
Proceeds received in merger	50,307,216	—
Redeemed	(160,151,228)	(128,692,876)

Net increase	$55,806,979	$12,435,888

Class B Shares:
Sold	$4,656,410	$7,389,474
Redeemed*	(178,445,591)	(196,413,012)

Net decrease	$(173,789,181)	$(189,023,538)

Class C Shares:
Sold	$3,305,294	$4,215,404
Redeemed	(40,559,697)	(59,540,769)

Net decrease	$(37,254,403)	$(55,325,365)

Class K Shares:
Sold	$7,000	$17,084
Redeemed	(66,422)	(165,730)

Net decrease	$(59,422)	$(148,646)

Class R Shares:
Sold	—	10,000

Net increase	—	10,000

Class Y Shares:
Sold	$857,687	$652,334
Redeemed	(853,233)	(1,130,342)

Net increase/(decrease)	$4,454	$(478,008)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

(a)	Class R Shares of the Fund commenced operations on July 29, 2004.

See Notes to Financial Statements.

12

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005(a)

Shares
Class A Shares:
Sold*	8,139,991	8,327,586
Issued in exchange for proceeds received in merger	2,682,927	—
Redeemed	(7,980,867)	(7,653,168)

Net increase	2,842,051	674,418

Class B Shares:
Sold	245,578	459,408
Redeemed*	(9,324,757)	(12,179,182)

Net decrease	(9,079,179)	(11,719,774)

Class C Shares:
Sold	173,127	258,537
Redeemed	(2,148,186)	(3,747,794)

Net decrease	(1,975,059)	(3,489,257)

Class K Shares:
Sold	319	1,078
Redeemed	(3,283)	(9,452)

Net decrease	(2,964)	(8,374)

Class R Shares:
Sold	—	634

Net increase	—	634

Class Y Shares:
Sold	40,615	38,461
Redeemed	(42,643)	(65,336)

Net decrease	(2,028)	(26,875)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

(a)	Class R Shares of the Fund commenced operations on July 29, 2004.

See Notes to Financial Statements.

13

Munder Internet Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$17.70		$18.53	$14.58	$10.66	$24.65

Income/(loss) from investment operations:
Net investment loss	(0.24)		(0.31)	(0.40)	(0.30)	(0.28)
Net realized and unrealized gain/(loss) on investments	1.75		(0.52)	4.35	4.22	(13.71)

Total from investment operations	1.51		(0.83)	3.95	3.92	(13.99)

Short-term trading fees	0.00	(d)	0.00 (d)	0.00 (d)	—	—

Voluntary contribution from Advisor	0.08		—	—	—	—

Net asset value, end of period	$19.29		$17.70	$18.53	$14.58	$10.66

Total return(b)	9.11	%(e)	(4.59)%	27.09%	36.77%	(56.75)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$445,453		$358,457	$362,780	$335,313	$298,741
Ratio of operating expenses to average net assets	2.18%		2.29%	2.47%	3.04%	2.60%
Ratio of net investment loss to average net assets	(1.19)%		(1.75)%	(2.36)%	(2.80)%	(1.71)%
Portfolio turnover rate	82%		72%	43%	40%	50%
Ratio of operating expenses to average net assets without expense waivers	2.18%		2.31%	2.55%	3.16%	2.64%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on August 19, 1996 and June 1, 1998, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 8.65% for Class A Shares and 7.87% for Class B Shares.

See Notes to Financial Statements.

14

B Shares

Year		Year	Year	Year	Year
Ended		Ended	Ended	Ended	Ended
6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

$16.79		$17.71	$14.04	$10.34	$24.10

(0.37)		(0.42)	(0.50)	(0.36)	(0.39)
1.66		(0.50)	4.17	4.06	(13.37)

1.29		(0.92)	3.67	3.70	(13.76)

0.00	(d)	0.00 (d)	0.00 (d)	—	—

0.08		—	—	—	—

$18.16		$16.79	$17.71	$14.04	$10.34

8.35	%(e)	(5.31)%	26.14%	35.78%	(57.10)%

$47,126		$196,038	$414,394	$386,440	$352,103
2.95%		3.04%	3.22%	3.79%	3.35%
(2.04)%		(2.47)%	(3.11)%	(3.55)%	(2.46)%
82%		72%	43%	40%	50%
2.95%		3.06%	3.30%	3.91%	3.39%

See Notes to Financial Statements.

15

Munder Internet Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$16.80		$17.72	$14.05	$10.35	$24.12

Income/(loss) from investment operations:
Net investment loss	(0.37)		(0.42)	(0.50)	(0.36)	(0.39)
Net realized and unrealized gain/(loss) on investments	1.66		(0.50)	4.17	4.06	(13.38)

Total from investment operations	1.29		(0.92)	3.67	3.70	(13.77)

Short-term trading fees	0.00	(d)	0.00 (d)	0.00 (d)	—	—

Voluntary contribution from Advisor	0.08		—	—	—	—

Net asset value, end of period	$18.17		$16.80	$17.72	$14.05	$10.35

Total return(b)	8.34	%(e)	(5.30)%	26.12%	35.75%	(57.09)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$99,230		$124,925	$193,615	$175,609	$153,079
Ratio of operating expenses to average net assets	2.94%		3.04%	3.22%	3.79%	3.35%
Ratio of net investment loss to average net assets	(1.99)%		(2.49)%	(3.11)%	(3.55)%	(2.46)%
Portfolio turnover rate	82%		72%	43%	40%	50%
Ratio of operating expenses to average net assets without expense waivers	2.94%		3.06%	3.30%	3.91%	3.39%

(a)	Class C Shares, Class K Shares, and Class R Shares of the Fund commenced operations on November 3, 1998, April 30, 2002, and July 29, 2004, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 7.87% for Class C Shares, 8.71% for Class K Shares and 8.39% for Class R Shares.

(f)	Annualized.

See Notes to Financial Statements.

16

K Shares							R Shares

Year		Year	Year	Year	Period		Year		Period
Ended		Ended	Ended	Ended	Ended		Ended		Ended
6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)		6/30/06(c)		6/30/05(c)

$17.71		$18.54	$14.59	$10.66	$12.45		$17.66		$15.78

(0.24)		(0.31)	(0.40)	(0.30)	(0.03)		(0.29)		(0.32)
1.75		(0.52)	4.35	4.23	(1.76)		1.75		2.20

1.51		(0.83)	3.95	3.93	(1.79)		1.46		1.88

0.00	(d)	0.00 (d)	0.00 (d)	—	—		0.00	(d)	0.00	(d)

0.08		—	—	—	—		0.08		—

$19.30		$17.71	$18.54	$14.59	$10.66		$19.20		$17.66

9.16	%(e)	(4.59)%	27.00%	36.87%	(14.38)%		8.84	%(e)	11.79%

$17		$68	$227	$290	$610		$12		$11
2.20%		2.29%	2.47%	3.04%	2.60	%(f)	2.42%		2.54	%(f)
(1.24)%		(1.71)%	(2.36)%	(2.80)%	(1.71	)%(f)	(1.46)%		(1.92	)%(f)
82%		72%	43%	40%	50%		82%		72%
2.20%		2.31%	2.55%	3.16%	2.64	%(f)	2.42%		2.56	%(f)

See Notes to Financial Statements.

17

Munder Internet Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$18.05		$18.85	$14.79	$10.79	$24.91

Income/(loss) from investment operations:
Net investment loss	(0.20)		(0.27)	(0.36)	(0.27)	(0.24)
Net realized and unrealized gain/(loss) on investments	1.79		(0.53)	4.42	4.27	(13.88)

Total from investment operations	1.59		(0.80)	4.06	4.00	(14.12)

Short-term trading fees	0.00	(d)	0.00 (d)	0.00 (d)	—	—

Voluntary contribution from Advisor	0.08		—	—	—	—

Net asset value, end of period	$19.72		$18.05	$18.85	$14.79	$10.79

Total return(b)	9.43	%(e)	(4.35)%	27.36%	37.16%	(56.68)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$6,050		$5,574	$6,328	$4,220	$3,620
Ratio of operating expenses to average net assets	1.93%		2.04%	2.22%	2.79%	2.35%
Ratio of net investment loss to average net assets	(0.99)%		(1.47)%	(2.11)%	(2.55)%	(1.46)%
Portfolio turnover rate	82%		72%	43%	40%	50%
Ratio of operating expenses to average net assets without expense waivers	1.93%		2.06%	2.30%	2.91%	2.39%

(a)	Class Y Shares of the Fund commenced operations on June 1, 1998.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 8.99% for Class Y Shares.

See Notes to Financial Statements.

18

Munder Internet Fund

Notes to Financial Statements, June 30, 2006

1. Organization

    As of June 30, 2006, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Internet Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

    On October 21, 2005, the Fund acquired all of the assets and assumed all of the liabilities of the Amerindo Technology Fund in a tax-free exchange of shares and the subsequent liquidation of the Amerindo Technology Fund. The Agreement and Plan of Reorganization was approved by the shareholders of the Amerindo Technology Fund at a Special Meeting of the Shareholders held on October 14, 2005.

Number of Shares outstanding of the Amerindo Technology Fund prior to merger:
Class D	5,965,241

Number of Shares issued of the Fund for Shares of the Amerindo Technology Fund:
Class A	2,682,927

    Unrealized appreciation immediately prior to acquisition of all assets and assumption of all liabilities of the Amerindo Technology Fund was $9,254,384.

19

Munder Internet Fund

Notes to Financial Statements, June 30, 2006 (continued)

There were no undistributed income or gain amounts unpaid prior to the merger of the Amerindo Technology Fund.

	Prior to Merger	After Merger

Net assets of Amerindo Technology Fund
Class D	$50,307,216	$—
Net assets of the Fund
Class A	$374,134,933	$424,442,149
Class B	162,069,134	162,069,134
Class C	119,529,867	119,529,867
Class K	57,212	57,212
Class R	11,847	11,847
Class Y	5,545,960	5,545,960

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Debt securities with

20

Munder Internet Fund

Notes to Financial Statements, June 30, 2006 (continued)

remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) from foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value

21

Munder Internet Fund

Notes to Financial Statements, June 30, 2006 (continued)

of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to 25% of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

22

Munder Internet Fund

Notes to Financial Statements, June 30, 2006 (continued)

    Short-Term Trading (Redemption) Fees: During the year ended June 30, 2006, a short-term trading fee of 2% was assessed on certain redemptions of Fund shares made within 60 days of purchase as described in the Fund’s prospectus. The fee, which was retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the average daily net assets of the Fund at an annual rate of 1.00% on the first $1 billion and 0.90% on assets exceeding $1 billion. During the year ended June 30, 2006, the Fund paid an annual effective rate of 1.00% for advisory services.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

23

Munder Internet Fund

Notes to Financial Statements, June 30, 2006 (continued)

    For the year ended June 30, 2006, the Advisor earned $774,128 before payment of sub-administration fees and $516,684 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2006, the Fund paid an annual effective rate of 0.1102% for administrative services.

    The Advisor made a voluntary capital contribution to the Fund during the year ended June 30, 2006 of $3,107,321 after completing a review of certain shareholder trading activities in prior years.

    Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis) as of June 30, 2006. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $227 for its administrative, record keeping and other related services provided to the Fund for the year ended June 30, 2006.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K

24

Munder Internet Fund

Notes to Financial Statements, June 30, 2006 (continued)

Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B, Class C and Class R Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

    For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Distributor. No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2006, the Fund paid $658 to Comerica Securities and $594 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C, Class K and Class R shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $570,766,596 and $767,617,451, respectively, for the year ended June 30, 2006.

    At June 30, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $74,628,756, aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $121,551,404 and net depreciation for Federal income tax purposes was $46,922,648. At June 30, 2006, aggregate cost for Federal income tax purposes was $769,483,330.

6. Investment Concentration

    The Fund primarily invests in equity securities of companies positioned to benefit from the growth of the Internet. The value of stocks of these companies is particularly vulnerable to rapid changes in technological product cycles,

25

Munder Internet Fund

Notes to Financial Statements, June 30, 2006 (continued)

government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. As of June 30, 2006, 25% of the Fund’s assets were invested in issuers in the Internet software & services industry. When a Fund concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on a Fund than they would on a Fund that does not concentrate its investments.

7. Revolving Line of Credit

    Effective December 14, 2005, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 13, 2006 on the daily amount of the unused commitment. During the year ended June 30, 2006, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2006, total commitment fees for the Fund were $8,750.

8. Commitments

    The Fund invests in certain private placements that may require additional funding. The issuer of the private placement may also permanently reduce the outstanding funding at any time. At June 30, 2006, the Fund had total commitments to contribute $1,235,568 to various issuers when and if required.

9. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed

26

Munder Internet Fund

Notes to Financial Statements, June 30, 2006 (continued)

to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    As determined on June 30, 2006, permanent differences resulting primarily from foreign currency gains and losses, net operating losses, and partnership basis adjustments were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed	Accumulated
Net	Net	Paid-In
Investment Income	Realized Gain	Capital

$10,340,435	$233,446	$(10,573,881)

    At June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Post October	Capital	Unrealized
Loss	Loss Carryover	Depreciation	Total

$(15,371)	$(3,560,650,905)	$(46,922,270)	$(3,607,588,546)

    The differences between book and tax distributable earnings are primarily due to wash sales, partnership basis adjustments and deferred trustees’ fees.

    As determined at June 30, 2006, the Fund had available for Federal income tax purposes $3,560,650,905 of unused capital losses of which $102,926,897, $2,148,776,776, $862,191,251, $245,904,886, $158,927,662 and $41,923,433 expire in 2009, 2010, 2011, 2012, 2013 and 2014, respectively. In addition, $24,327,273 of the losses expiring in 2009 and $29,173,898 of the losses expiring in 2010 and 2011 may be further limited as these amounts were acquired in the reorganizations with the Munder International NetNet Fund that occurred on May 3, 2002 and the Amerindo Technology Fund that occurred on October 21, 2005, respectively.

    Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net currency losses arising between November 1, 2005 and June 30, 2006 of $15,371.

11. Tax Information (Unaudited)

    For the fiscal year ended June 30, 2006, the Fund designates approximately $5,313,996 pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.

12. Subsequent Events (Unaudited)

    On August 4, 2006, the management team of the Advisor announced that it has partnered with Grail Partners, LLC and private equity firm Crestview

27

Munder Internet Fund

Notes to Financial Statements, June 30, 2006 (continued)

Partners, L.P. to acquire Comerica’s controlling interest in the Advisor. If, as expected, the transaction closes, the Advisor’s current investment advisory agreement with the Fund will automatically terminate under applicable law at the time of the closing. On August 22, 2006, the Board of Trustees of the Munder Funds approved a new investment advisory agreement with the Advisor subject to approval by shareholders of the Fund at a Special Meeting called for October 26, 2006. The new investment advisory agreement is expected to become effective on the date of the closing of the transaction.

    On August 22, 2006, the Board of Trustees approved a change in the structure of the fee paid to the Advisor for its advisory services. Effective August 22, 2006, the Advisor is entitled to receive from the Fund a fee, computed daily and payable monthly at an annual rate of 1.00% on the first $1 billion of average daily net assets; and 0.85% of average daily net assets in excess of $1 billion.

13. Quarterly Portfolio Schedule (Unaudited)

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

14. Proxy Voting Policies and Procedures (Unaudited)

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

15. Proxy Voting Record (Unaudited)

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling

28

Munder Internet Fund

Notes to Financial Statements, June 30, 2006 (continued)

(800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

16. Approval of Investment Advisory Agreement (Unaudited)

    The Advisor provides investment advisory services to the Fund under a Combined Investment Advisory Agreement dated June 13, 2003 and amended most recently as of May 16, 2006 (“Advisory Agreement”). On May 16, 2006, the Board of Trustees approved the continuation of the Advisory Agreement with respect to the Fund for an additional one-year period commencing on July 1, 2006. In determining whether to approve the continuation of the Advisory Agreement, the Board requested, and received from the Advisor, the information that the Board believed to be reasonably necessary to reach its conclusion, including the information described below. Both in meetings specifically dedicated to renewal of the Advisory Agreement and in other meetings during the course of the year, the Board received materials relating to the services provided to the Munder Funds by the Advisor. In evaluating the Advisory Agreement, the Board conducted a review that was specifically focused upon the renewal of the Advisory Agreement, and relied upon their knowledge, resulting from their meetings throughout the year, of the Advisor, its services and the Munder Funds.

    The Board considered many factors in evaluating whether the Advisory Agreement and the fees provided therein with respect to the Fund should be continued for an additional one-year period. The Board was advised by legal counsel to the Munder Funds and the “Non-Interested Trustees” also were advised by their independent legal counsel with respect to their deliberations regarding the continuation of the Advisory Agreement. (A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act.)

    Among other factors, the Board requested, considered and evaluated information regarding:

    (a) The nature, extent and quality of the services provided by the Advisor to the Fund under the Advisory Agreement: With respect to this factor, the Board considered:

•	the qualifications of management of the Advisor and of persons providing portfolio management services to the Fund. In this regard, the Board was presented with detailed information concerning the Advisor’s efforts in hiring, promoting and retaining qualified investment personnel, including enhancements in the quality and depth in the Advisor’s investment,

29

Munder Internet Fund

Notes to Financial Statements, June 30, 2006 (continued)

trading, and administrative services departments due to the recruiting and hiring of additional staff in 2005 and the promotion of employees from within the Advisor in 2005 and 2006, recent changes within key management positions at the Advisor, the Advisor’s personnel retention efforts, and the Advisor’s current intentions regarding future changes in its organizational structure;

•	the Advisor’s efforts in recent years and on an ongoing basis to:

(1)	enhance its research capabilities and make investments in compliance, fund accounting and other technologies relating to the Funds’ operations in order to improve their effectiveness and efficiencies of operations;

(2)	grow Fund assets through increased marketing efforts and a focus on asset retention;

(3)	focus on determining the reasonableness of the investment advisory fees for each of the Munder Funds and, as appropriate, to adjust its investment advisory fees (including through the addition of contractual fee breakpoints or reducing its advisory fees), and although no such adjustments were made with respect to the Fund in the current period, the Board and the Advisor commenced discussions regarding prospective fee adjustments.

(4)	renegotiate the fee arrangements with certain of the other service providers for the Munder Funds in order to reduce the total expense ratios of the Munder Funds and their classes of shares, although no such reductions were made in the current period; and

(5)	seek to better allocate the costs of services across the Munder Funds;

•	the Advisor’s performance, both generally with respect to all the Munder Funds and more specifically with respect to the Fund, as further described below;

•	the information provided by the Advisor in its Form ADV and in response to a detailed series of questions submitted by counsel to the Munder Funds;

•	the terms of the Advisory Agreement; and

•	the general experience, business, operations and financial condition of the Advisor.

30

Munder Internet Fund

Notes to Financial Statements, June 30, 2006 (continued)

    Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the continuance of the Advisory Agreement.

    (b) The investment performance of the Fund and the Advisor: The Board considered the one-, three- and five-year and since inception total investment performance, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2005 and compared this information to the performance of the Fund’s benchmark indices and the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”).

    In addition, the Board considered the Fund’s one-, three- and five-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well as the three- and five-year and the overall “star” ratings of the Fund by Morningstar, Inc. The Board also considered the Fund’s one-, three- and five-year total return for Class A Shares as of December 31, 2005 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund.

    In this regard, the Board considered that: (1) the Fund’s average annual total returns for Class Y Shares, on both a gross and net basis, exceeded the performance of the Fund’s benchmarks for the one-, three- and five-year and since inception periods, (2) the Fund’s total returns for Class Y Shares on a gross basis exceeded the median performance of the Fund’s Lipper peer group for the one-, three- and five-year periods, and (3) the Fund had favorable Lipper rankings and Morningstar ratings.

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund strongly supported approval of the continuance of the Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund: The Board considered detailed information provided by the Advisor as to the costs and profitability of the Advisor over the 12 months ended on December 31, 2005 and projections by the Advisor as to the costs and profitability of the Advisor over the 12 months ending on December 31, 2006, with respect to all services provided by the Advisor and its affiliates to the Fund and based on certain stated assumptions. Based on these facts, the Board concluded that the costs of the Advisor’s services and the profitability of the Advisor under the Advisory Agreement were not unreasonable.

    (d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale: The Board considered

31

Munder Internet Fund

Notes to Financial Statements, June 30, 2006 (continued)

the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Fund’s shareholders through appropriate mechanisms in the future. Based on these facts, the Board concluded that the Advisor’s efforts in this regard strongly supported approving continuance of the Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable funds: The Board considered the Fund’s advisory fees and total expenses as they compared to those of comparable funds identified by Lipper in the case of the advisory fee comparisons and to the funds included in the Fund’s respective Lipper category in the case of total expense comparisons. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) of the Fund’s Class A Shares in comparison to those of each comparable fund in the Fund’s Lipper peer group and in comparison to the average, median, high and low net effective advisory fees of the funds in the Fund’s Lipper peer group. The Board also received separate information prepared by Strategic Insight Mutual Fund Research and Consulting, LLC, a third-party data mutual fund provider, that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. Based on these facts, the Board concluded that the current advisory fee and total fee levels of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Fund: The Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Fund, the Advisor may benefit from its relationship with the Fund in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based

32

Munder Internet Fund

Notes to Financial Statements, June 30, 2006 (continued)

on these facts, the Board concluded that these additional benefits should not preclude approval of the continuance of the Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved the Advisory Agreement for an additional annual period commencing on July 1, 2006.

17.	Trustees and Executive Officers (Unaudited)

    Information about the Trustees and Executive Officers of the Munder Funds as of June 30, 2006, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below.

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 58	Trustee and Chairman	Indefinite; Trustee since 2/93; Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc (real estate investment operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (10/97 to 12/05).	25	Fieldstone Investment Corporation (since 11/03).

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 59	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/real estate/manufacturing company) (since 1991).	25	None

33

Munder Internet Fund

Notes to Financial Statements, June 30, 2006 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	25	Nighthawk Radiology Holdings, Inc. (since 3/04).

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 11/89	Vice President, Macomb Community College (since 7/01); Dean, Macomb Community College (since 9/97).	25	None

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	25	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company) (since 5/05).

34

Munder Internet Fund

Notes to Financial Statements, June 30, 2006 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 47	Trustee(3)	Indefinite; Since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	24	Taubman Centers, Inc. (since 1/97).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 50	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	25	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04); LMS Medical Systems (health care technology company) (since 1/06).

35

Munder Internet Fund

Notes to Financial Statements, June 30, 2006 (continued)

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Interested Trustee

Michael T. Monahan(4) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 67	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99).	25	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MSTII only.

(4)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica Incorporated, the indirect parent company of the Advisor. Mr. Monahan also receives retirement and health benefits from Comerica Incorporated.

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Executive Officers

John S. Adams 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	President & Principal Executive Officer	Through 2/07; since 4/06	President and Chief Investment Officer of Munder Capital Management (investment advisor) (since 3/06); President and Chief Investment Officer of Pierce Street Advisors, LLC (investment advisor) (since 3/06); Managing Director and Chief Investment Officer, Equities of Munder Capital Management (12/04 to 3/06); Senior Portfolio Manager of Munder Capital Management (6/87 to 12/04).

Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/07; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); General Counsel of Munder Capital Management (7/00 to 2/05); Director of Diversified Strategy Hedge Fund, Ltd. (since 1/06).

36

Munder Internet Fund

Notes to Financial Statements, June 30, 2006 (continued)

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 40	Vice President & Principal Financial Officer	through 2/07; since 2/01	Managing Director and Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05).

Chérie N. Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 37	Treasurer & Principal Accounting Officer	through 2/07; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

37

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Internet Fund and Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Internet Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”), as of June 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Internet Fund of Munder Series Trust at June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 11, 2006

38

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39

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNNET606

ANNUAL REPORT
June 30, 2006
Munder Large-Cap Core
Growth Fund
Class A, B, C, K & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    I am delighted to provide you with information about some very positive developments at Munder Capital Management, the investment advisor to The Munder Funds. By mutual agreement with Comerica Incorporated, Munder Capital’s partner for over 10 years, the management team and employees of Munder Capital, along with Crestview Capital Partners, L.P. and Grail Partners, LLC, are buying Comerica’s ownership position in the firm. We anticipate that the transfer of ownership will be completed prior to year end.

    Because Munder Capital retained its own operational infrastructure throughout its partnership with Comerica, we expect the transition to independent ownership of Munder Capital to be seamless. Among the most important outcomes from Munder Capital’s perspective are the continuity in our people and processes, and the opportunity for increased employee ownership. We have always believed that employee ownership is the best way to align our interests with the interests of our clients, and to attract and retain talented professionals. This is a key outcome of the new ownership structure.

    As I hope you can tell from this letter, I am very pleased with this announcement because of its positive implications for both The Munder Funds and for the Munder Capital team. The investment advisory agreement between The Munder Funds and the newly structured Munder Capital Management has been approved by the Board of Trustees of The Munder Funds. In the coming weeks, shareholders of the Funds will receive materials requesting their approval of the investment advisory agreement, which will be sought through a proxy statement. I encourage you to exercise your right to vote your shares.

    Thank you for your confidence in The Munder Funds. We look forward to continuing to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
President and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
vi	Hypothetical and Total Returns
viii	Shareholder Fee Example
1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
19	Notes to Financial Statements
37	Report of Independent Registered Public Accounting Firm

An investor should consider each Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about each investment company can be found in the Fund’s prospectus. To obtain a prospectus, please visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Equity securities (stocks) are more volatile and carry more risk, but generally provide greater return potential, than investments in certain other securities, like high-grade fixed income securities. Large-cap stocks generally have less volatility than smaller-cap and certain specialty securities, such as technology investments. The Fund also invests in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

    Fund holdings are subject to change and percentages shown below are based on net assets as of June 30, 2006. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of June 30, 2006, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the year ended June 30, 2006. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Michael Bryk, Michael Gura, Suresh Rajagopal and Geoffrey Wilson
    The Fund generated a return of 4.63% for the one year ended June 30, 2006. This compares to the 8.63% return for the S&P 500® Index, the 7.26% median return for the Lipper universe of large-cap core funds and the 9.79% median return for the Lipper universe of multi-cap growth funds. (The Fund is included in the Lipper multi-cap growth universe.)

    The Fund benefited from strength in the equity markets in general during the year, but lagged its S&P 500® benchmark, with the information technology and consumer discretionary sectors having the largest negative impact on relative returns. In the information technology sector, most of the relative weakness came from holdings in the computers & peripherals industry, including Dell Inc., which was eliminated from the Fund in May, and EMC Corporation (1.1% of the Fund). Other significant detractors from performance in the information technology sector included CACI International Inc, which was eliminated from the Fund in January and Maxim Integrated Products, Inc. (1.0% of the Fund).

    Relative performance in the consumer discretionary sector was hurt most by two homebuilders’ stocks (D.R. Horton, Inc. and Pulte Homes, Inc.) and two retailers (Advance Auto Parts, Inc. and Bed Bath & Beyond Inc.). Pulte Homes was eliminated from the Fund in April and D.R. Horton, Advance Auto Parts and Bed Bath & Beyond were sold in June.

    Although not sufficient to offset completely the weakness in the Fund’s relative performance for the year, the Fund did benefit from strong performance of several of its holdings, including Ultra Petroleum Corp. (0.7% of the Fund), Valero Energy Corporation (1.5% of the Fund), and XTO Energy Inc. (0.7% of the Fund) in the energy sector, W. R. Berkley Corporation (1.0% of the Fund) and Brown & Brown, Inc. in the financials sector, Norfolk Southern Corporation (1.7% of the Fund) and Danaher Corporation (1.7% of the Fund) in the industrials sector and Express Scripts, Inc. in the health care sector. The positions in both Express Scripts and Brown & Brown were eliminated in April and June, respectively, due to concerns about slowing growth and valuation.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

iii

The Lipper universe of multi-cap growth funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. The Lipper large-cap core funds universe data is being provided as supplemental information and the Fund is not a part of that universe. You cannot invest directly in a Lipper universe.

iv

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v

Hypothetical and Total Returns

The following graph represents the performance of the oldest class of shares of the Munder Large-Cap Core Growth Fund (the “Fund”), Class B Shares, over the past ten years. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Past performance is no guarantee of future results. Investment return and principal value of any investment will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder Large-Cap Core Growth Fund

CLASS B SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Investment

vi

	GROWTH OF A $10,000 INVESTMENT(1)

					Lipper	Lipper
				S&P	Large-Cap	Multi-Cap
Class and	With		Without	500®	Core Funds	Growth Funds
Inception Date	Load		Load	Index#	Median**	Median**

CLASS A 8/4/93	$14,869	*	$15,731	$22,231	$19,344	$19,933

CLASS B 4/29/93	N/A		14,795	22,231	19,344	19,933

CLASS C 9/20/93	N/A		14,650	22,231	19,344	19,933

CLASS K 6/23/95	N/A		15,785	22,231	19,344	19,933

CLASS Y 8/16/93	N/A		16,173	22,231	19,344	19,933

	AVERAGE ANNUAL TOTAL RETURNS

			One			Five			Ten			Since
	One		Year	Five		Years	Ten		Years	Since		Inception
Class and	Year		w/out	Years		w/out	Years		w/out	Inception		w/out
Inception Date	w/load		load	w/load		load	w/load		load	w/load		load

CLASS A 8/4/93	(1.28)%	*	4.45%	(0.46)%	*	0.67%	4.05%	*	4.63%	6.49%	*	6.96%

CLASS B 4/29/93	(1.39)%	†	3.61%	(0.44)%	†	(0.06)%	N/A		3.99%	N/A		6.46%

CLASS C 9/20/93	2.58%	†	3.58%	N/A		(0.07)%	N/A		3.89%	N/A		6.24%

CLASS K 6/23/95	N/A		4.44%	N/A		0.69%	N/A		4.67%	N/A		6.41%

CLASS Y 8/16/93	N/A		4.63%	N/A		0.93%	N/A		4.93%	N/A		7.25%

(1)	Amounts represent the growth of a $10,000 investment over the past ten years.

*	Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares.

†	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

#	The S&P 500® Index is a widely recognized unmanaged index that measures the performance of the large-capitalization sector of the U.S. stock market. Index comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 7/1/96.

**	The Lipper Multi-Cap Growth Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. The Lipper Large-Cap Core Funds Median represents the median performance of a universe of existing mutual funds that have an investment objective that is similar to that of the Fund and is shown as supplemental information. Lipper comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 7/1/96.

vii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

viii

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	1/1/06	6/30/06	1/1/06-6/30/06	Ratio

Actual
Class A	$1,000.00	$984.70	$7.04	1.43%
Class B	$1,000.00	$981.50	$10.71	2.18%
Class C	$1,000.00	$980.90	$10.71	2.18%
Class K	$1,000.00	$984.80	$7.04	1.43%
Class Y	$1,000.00	$985.30	$5.81	1.18%

Hypothetical
Class A	$1,000.00	$1,017.70	$7.15	1.43%
Class B	$1,000.00	$1,013.98	$10.89	2.18%
Class C	$1,000.00	$1,013.98	$10.89	2.18%
Class K	$1,000.00	$1,017.70	$7.15	1.43%
Class Y	$1,000.00	$1,018.94	$5.91	1.18%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

ix

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x

Munder Large-Cap Core Growth Fund

Portfolio of Investments, June 30, 2006

Shares		Value

COMMON STOCKS — 100.1%
Consumer Discretionary — 10.3%
Auto Components — 1.0%
16,200	Johnson Controls, Inc.	$1,331,964

Hotels Restaurants & Leisure — 1.7%
54,600	Hilton Hotels Corporation	1,544,088
18,400	Penn National Gaming, Inc. †	713,552

		2,257,640

Multiline Retail — 3.5%
23,400	J.C. Penney Company, Inc.	1,579,734
33,300	Nordstrom, Inc.	1,215,450
36,600	Target Corporation	1,788,642

		4,583,826

Specialty Retail — 4.1%
37,967	Lowe’s Companies, Inc.	2,303,458
40,566	O’Reilly Automotive, Inc. †,(a)	1,265,253
71,550	Staples, Inc.	1,740,096

		5,308,807

Total Consumer Discretionary		13,482,237

Consumer Staples — 9.0%
Beverages — 3.0%
50,200	Constellation Brands, Inc., Class A †,(a)	1,255,000
44,100	PepsiCo, Inc.	2,647,764

		3,902,764

Food & Staples Retailing — 2.8%
40,733	Wal-Mart Stores, Inc.	1,962,108
39,133	Walgreen Co.	1,754,724

		3,716,832

Household Products — 2.7%
62,134	Procter & Gamble Company (The)	3,454,651

Personal Products — 0.5%
14,300	Alberto-Culver Company	696,696

Total Consumer Staples		11,770,943

See Notes to Financial Statements.

1

Munder Large-Cap Core Growth Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy — 11.4%
Energy Equipment & Services — 2.1%
29,200	BJ Services Company (a)	$1,087,992
7,319	Noble Corporation	544,680
17,200	Schlumberger Limited	1,119,892

		2,752,564

Oil, Gas & Consumable Fuels — 9.3%
10,400	BP PLC, ADR	723,944
29,400	ConocoPhillips	1,926,582
22,300	Denbury Resources Inc. †	706,241
73,500	Exxon Mobil Corporation	4,509,225
13,100	Peabody Energy Corporation	730,325
14,400	Ultra Petroleum Corp. †	853,488
28,900	Valero Energy Corporation	1,922,428
20,300	XTO Energy Inc.	898,681

		12,270,914

Total Energy		15,023,478

Financials — 21.0%
Capital Markets — 3.4%
63,000	E*TRADE Financial Corporation †	1,437,660
17,100	Franklin Resources, Inc.	1,484,451
26,800	State Street Corporation	1,556,812

		4,478,923

Commercial Banks — 2.1%
40,800	Wells Fargo & Company	2,736,864

Consumer Finance — 4.3%
35,500	American Express Company	1,889,310
21,100	Capital One Financial Corporation	1,802,995
36,100	SLM Corporation	1,910,412

		5,602,717

Diversified Financial Services — 1.3%
33,100	CIT Group Inc.	1,730,799

See Notes to Financial Statements.

2

Shares		Value

Financials (Continued)
Insurance — 6.3%
50,281	American International Group, Inc.	$2,969,093
51,400	Manulife Financial Corporation (a)	1,632,978
30,600	Prudential Financial, Inc.	2,377,620
39,775	W. R. Berkley Corporation	1,357,521

		8,337,212

Real Estate Investment Trusts (REITs) — 2.1%
42,180	General Growth Properties, Inc.	1,900,631
19,500	New Century Financial Corporation (a)	892,125

		2,792,756

Thrifts & Mortgage Finance — 1.5%
25,700	Golden West Financial Corporation	1,906,940

Total Financials		27,586,211

Health Care — 13.3%
Biotechnology — 3.2%
31,855	Amgen Inc. †	2,077,902
16,300	Genentech, Inc. †	1,333,340
14,000	Gilead Sciences, Inc. †	828,240

		4,239,482

Health Care Equipment & Supplies — 2.4%
36,700	Medtronic, Inc.	1,721,964
32,600	Stryker Corporation	1,372,786

		3,094,750

Health Care Providers & Services — 4.9%
33,143	Caremark Rx, Inc.	1,652,842
14,700	Quest Diagnostics Incorporated	880,824
42,644	UnitedHealth Group, Inc.	1,909,598
27,000	WellPoint, Inc. †	1,964,790

		6,408,054

Pharmaceuticals — 2.8%
51,673	Johnson & Johnson	3,096,246
11,700	Novartis AG, ADR	630,864

		3,727,110

Total Health Care		17,469,396

See Notes to Financial Statements.

3

Munder Large-Cap Core Growth Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials — 13.7%
Aerospace & Defense — 2.6%
16,663	L-3 Communications Holdings, Inc.	$1,256,723
33,500	United Technologies Corporation	2,124,570

		3,381,293

Air Freight & Logistics — 2.0%
31,700	United Parcel Service, Inc., Class B	2,609,861

Electrical Equipment — 1.4%
22,300	Emerson Electric Co.	1,868,963

Industrial Conglomerates — 4.3%
23,200	3M Company	1,873,864
115,848	General Electric Company	3,818,350

		5,692,214

Machinery — 1.7%
33,800	Danaher Corporation	2,174,016

Road & Rail — 1.7%
42,600	Norfolk Southern Corporation	2,267,172

Total Industrials		17,993,519

Information Technology — 15.3%
Communications Equipment — 3.5%
143,817	Cisco Systems, Inc. †	2,808,746
70,700	Corning Incorporated †	1,710,233

		4,518,979

Computers & Peripherals — 3.1%
31,900	Apple Computer, Inc. †	1,822,128
127,600	EMC Corporation †	1,399,772
28,100	Hewlett-Packard Company	890,208

		4,112,108

Information Technology Services — 2.1%
53,900	Accenture Ltd., Class A	1,526,448
36,600	Satyam Computer Services Ltd., ADR (a)	1,212,924

		2,739,372

See Notes to Financial Statements.

4

Shares		Value

Information Technology (Continued)
Internet Software & Services — 2.2%
3,500	Google Inc., Class A †	$1,467,655
64,700	NetEase.com, Inc., ADR †,(a)	1,444,751

		2,912,406

Semiconductors & Semiconductor Equipment — 2.9%
26,900	Marvell Technology Group Ltd. †	1,192,477
42,600	Maxim Integrated Products, Inc.	1,367,886
37,200	Microchip Technology Incorporated (a)	1,248,060

		3,808,423

Software — 1.5%
134,600	Oracle Corporation †	1,950,354

Total Information Technology		20,041,642

Materials — 2.6%
Chemicals — 1.4%
34,300	Praxair, Inc.	1,852,200

Construction Materials — 1.2%
31,300	Florida Rock Industries, Inc. (a)	1,554,671

Total Materials		3,406,871

Telecommunication Services — 2.1%
Wireless Telecommunication Services — 2.1%
25,700	ALLTEL Corporation	1,640,431
55,882	Sprint Nextel Corporation	1,117,081

		2,757,512

Utilities — 1.4%
Electric Utilities — 1.4%
33,700	Exelon Corporation	1,915,171

TOTAL COMMON STOCKS
(Cost $110,221,965)		131,446,980

See Notes to Financial Statements.

5

Munder Large-Cap Core Growth Fund

Portfolio of Investments, June 30, 2006 (continued)

Principal
Amount		Value

REPURCHASE AGREEMENT — 0.3%
(Cost $391,000)
$391,000	Agreement with State Street Bank and Trust Company, 4.780% dated 06/30/2006, to be repurchased at $391,156 on 07/03/2006, collateralized by $415,000 FHLMC, 4.125% maturing 11/18/2009 (value $398,919)	$391,000

Shares

COLLATERAL FOR SECURITIES ON LOAN — 6.6%
(Cost $8,631,583)
8,631,583	State Street Navigator Securities Trust – Prime Portfolio (b)	8,631,583

TOTAL INVESTMENTS
(Cost $119,244,548)	107.0%	140,469,563
OTHER ASSETS AND LIABILITIES (Net)	(7.0)	(9,169,448)

NET ASSETS	100.0%	$131,300,115

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	At June 30, 2006, the market value of the securities on loan is $8,406,209.

ABBREVIATIONS:

ADR   — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

6

At June 30, 2006, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	93.7%	$123,082,594
Bermuda	2.1	2,718,925
Canada	1.2	1,632,978
China	1.1	1,444,751
India	0.9	1,212,924
United Kingdom	0.6	723,944
Switzerland	0.5	630,864

TOTAL COMMON STOCKS	100.1	131,446,980
REPURCHASE AGREEMENT	0.3	391,000
COLLATERAL FOR SECURITIES ON LOAN	6.6	8,631,583

TOTAL INVESTMENTS	107.0	140,469,563
OTHER ASSETS AND LIABILITIES (Net)	(7.0)	(9,169,448)

NET ASSETS	100.0%	$131,300,115

See Notes to Financial Statements.

7

Munder Large-Cap Core Growth Fund

Statement of Assets and Liabilities, June 30, 2006

ASSETS:
Investments, at value
See accompanying schedule:
Securities (including $8,406,209 of securities loaned)	$140,078,563
Repurchase agreement	391,000

Total Investments	140,469,563
Cash	651
Interest receivable	52
Dividends receivable	97,217
Receivable for investment securities sold	1,002,186
Receivable for Fund shares sold	114,559
Prepaid expenses and other assets	46,595

Total Assets	141,730,823

LIABILITIES:
Payable for Fund shares redeemed	302,624
Payable for investment securities purchased	1,342,053
Payable upon return of securities loaned	8,631,583
Trustees’ fees and expenses payable	52,328
Transfer agency/record keeping fees payable	23,657
Administration fees payable	14,464
Distribution and shareholder servicing fees payable — Class A, B and C Shares	12,928
Shareholder servicing fees payable — Class K Shares	11,695
Custody fees payable	2,811
Investment advisory fees payable	2,747
Accrued expenses and other payables	33,818

Total Liabilities	10,430,708

NET ASSETS	$131,300,115

Investments, at cost	$119,244,548

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated net investment loss	$(38,682)
Accumulated net realized loss on investments sold	(19,839,229)
Net unrealized appreciation of investments	21,225,015
Paid-in capital	129,953,011

$131,300,115

NET ASSETS:
Class A Shares	$28,994,592

Class B Shares	$2,992,079

Class C Shares	$3,577,907

Class K Shares	$48,099,220

Class Y Shares	$47,636,317

SHARES OUTSTANDING:
Class A Shares	1,873,403

Class B Shares	217,000

Class C Shares	257,305

Class K Shares	3,099,780

Class Y Shares	2,964,914

CLASS A SHARES:
Net asset value and redemption price per share	$15.48

Maximum sales charge	5.50%
Maximum offering price per share	$16.38

CLASS B SHARES:
Net asset value and offering price per share*	$13.79

CLASS C SHARES:
Net asset value and offering price per share*	$13.91

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$15.52

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$16.07

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Large-Cap Core Growth Fund

Statement of Operations, For the Year Ended June 30, 2006

INVESTMENT INCOME:
Interest	$162,973
Dividends(a)	1,541,270
Securities lending	4,745

Total Investment Income	1,708,988

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	74,696
Class B Shares	42,511
Class C Shares	41,346
Shareholder servicing fees:
Class K Shares	79,203
Investment advisory fees	935,632
Administration fees	194,432
Transfer agency/record keeping fees	122,987
Legal and audit fees	73,832
Registration and filing fees	48,085
Trustees’ fees and expenses	36,427
Custody fees	32,240
Other	87,090

Total Expenses	1,768,481

NET INVESTMENT LOSS	(59,493)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	7,180,989
Futures contracts	(31,896)
Foreign currency-related transactions	(38)
Net change in unrealized appreciation/(depreciation) of securities	(4,030,916)

Net realized and unrealized gain on investments	3,118,139

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,058,646

(a)	Net of dividend withholding taxes of $3,975.

See Notes to Financial Statements.

10

Munder Large-Cap Core Growth Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005

Net investment income/(loss)	$(59,493)	$5,938
Net realized gain from security transactions, futures contracts and foreign currency-related transactions	7,149,055	7,023,193
Net change in unrealized appreciation/(depreciation) of securities	(4,030,916)	1,621,825

Net increase in net assets resulting from operations	3,058,646	8,650,956
Dividends to shareholders from net investment income:
Class A Shares	—	—
Class B Shares	—	—
Class C Shares	—	—
Class K Shares	—	—
Class Y Shares	(1,346)	—
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(1,534,091)	(3,456,776)
Class B Shares	(2,747,983)	(3,196,086)
Class C Shares	(1,203,772)	(391,051)
Class K Shares	41,508,147	(3,395,798)
Class Y Shares	(7,997,003)	(7,807,977)
Short-term trading fees	4,503	149
Voluntary contribution from Advisor	534,519	—

Net increase/(decrease) in net assets	31,621,620	(9,596,583)
NET ASSETS:
Beginning of year	99,678,495	109,275,078

End of year	$131,300,115	$99,678,495

Accumulated net investment loss	$(38,682)	$(28,470)

See Notes to Financial Statements.

11

Munder Large-Cap Core Growth Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005

Amount
Class A Shares:
Sold*	$3,887,239	$3,136,905
Redeemed	(5,421,330)	(6,593,681)

Net decrease	$(1,534,091)	$(3,456,776)

Class B Shares:
Sold	$732,264	$612,844
Redeemed*	(3,480,247)	(3,808,930)

Net decrease	$(2,747,983)	$(3,196,086)

Class C Shares:
Sold	$584,231	$729,895
Redeemed	(1,788,003)	(1,120,946)

Net decrease	$(1,203,772)	$(391,051)

Class K Shares:
Sold	$46,290,167	$424,802
Redeemed	(4,782,020)	(3,820,600)

Net increase/(decrease)	$41,508,147	$(3,395,798)

Class Y Shares:
Sold	$10,758,211	$3,126,036
Issued as reinvestment of dividends	116	—
Redeemed	(18,755,330)	(10,934,013)

Net decrease	$(7,997,003)	$(7,807,977)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

12

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005

Shares
Class A Shares:
Sold*	247,746	221,410
Redeemed	(347,335)	(469,452)

Net decrease	(99,589)	(248,042)

Class B Shares:
Sold	52,857	47,572
Redeemed*	(248,643)	(302,482)

Net decrease	(195,786)	(254,910)

Class C Shares:
Sold	41,527	58,235
Redeemed	(127,044)	(88,276)

Net decrease	(85,517)	(30,041)

Class K Shares:
Sold	2,901,458	29,930
Redeemed	(304,048)	(272,492)

Net increase/(decrease)	2,597,410	(242,562)

Class Y Shares:
Sold	658,092	214,879
Issued as reinvestment of dividends	7	—
Redeemed	(1,137,224)	(767,109)

Net decrease	(479,125)	(552,230)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

13

Munder Large-Cap Core Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$14.82		$13.59	$11.39	$11.72	$15.64

Income/(loss) from investment operations:
Net investment loss	(0.02)		(0.01)	(0.05)	(0.02)	(0.03)
Net realized and unrealized gain/(loss) on investments	0.60		1.24	2.25	(0.31)	(3.34)

Total from investment operations	0.58		1.23	2.20	(0.33)	(3.37)

Less distributions:
Distributions from net realized gains	—		—	—	—	(0.55)
Distributions from capital	—		—	—	—	(0.00	)(d)

Total distributions	—		—	—	—	(0.55)

Short-term trading fees	0.00	(d)	0.00 (d)	—	—	—

Voluntary contribution from Advisor	0.08		—	—	—	—

Net asset value, end of period	$15.48		$14.82	$13.59	$11.39	$11.72

Total return(b)	4.45	%(e)	9.05%	19.32%	(2.82)%	(21.72)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$28,995		$29,248	$30,186	$28,983	$32,255
Ratio of operating expenses to average net assets	1.48%		1.50%	1.48%	1.33%	1.21%
Ratio of net investment loss to average net assets	(0.12)%		(0.04)%	(0.38)%	(0.14)%	(0.19)%
Portfolio turnover rate	60%		29%	43%	66%	20%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	1.48%		1.50%	1.48%	1.33%	1.21%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on August 4, 1993 and April 29, 1993, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 3.91% for Class A Shares and 3.08% for Class B Shares.

See Notes to Financial Statements.

14

B Shares

Year		Year	Year	Year	Year
Ended		Ended	Ended	Ended	Ended
6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

$13.31		$12.30	$10.38	$10.75	$14.50

(0.12)		(0.10)	(0.13)	(0.09)	(0.12)
0.53		1.11	2.05	(0.28)	(3.08)

0.41		1.01	1.92	(0.37)	(3.20)

—		—	—	—	(0.55)
—		—	—	—	(0.00	)(d)

—		—	—	—	(0.55)

0.00(d	)	0.00(d )	—	—	—

0.07		—	—	—	—

$13.79		$13.31	$12.30	$10.38	$10.75

3.61	%(e)	8.21%	18.50%	(3.53)%	(22.21)%

$2,992		$5,493	$8,210	$10,377	$12,602
2.23%		2.25%	2.23%	2.08%	1.96%
(0.88)%		(0.79)%	(1.13)%	(0.89)%	(0.94)%
60%		29%	43%	66%	20%
2.23%		2.25%	2.23%	2.08%	1.96%

See Notes to Financial Statements.

15

Munder Large-Cap Core Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$13.42		$12.40	$10.46	$10.85	$14.62

Income/(loss) from investment operations:
Net investment loss	(0.12)		(0.10)	(0.13)	(0.09)	(0.12)
Net realized and unrealized gain/(loss) on investments	0.54		1.12	2.07	(0.30)	(3.10)

Total from investment operations	0.42		1.02	1.94	(0.39)	(3.22)

Less distributions:
Distributions from net realized gains	—		—	—	—	(0.55)
Distributions from capital	—		—	—	—	(0.00	)(d)

Total distributions	—		—	—	—	(0.55)

Short-term trading fees	0.00	(d)	0.00 (d)	—	—	—

Voluntary contribution from Advisor	0.07		—	—	—	—

Net asset value, end of period	$13.91		$13.42	$12.40	$10.46	$10.85

Total return(b)	3.58	%(e)	8.23%	18.55%	(3.59)%	(22.23)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$3,578		$4,600	$4,622	$4,836	$4,153
Ratio of operating expenses to average net assets	2.23%		2.25%	2.23%	2.08%	1.96%
Ratio of net investment loss to average net assets	(0.87)%		(0.79)%	(1.13)%	(0.89)%	(0.94)%
Portfolio turnover rate	60%		29%	43%	66%	20%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.23%		2.25%	2.23%	2.08%	1.96%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on September 20, 1993 and June 23, 1995, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 3.06% for Class C Shares and 3.90% for Class K Shares.

See Notes to Financial Statements.

16

K Shares

Year		Year	Year	Year	Year
Ended		Ended	Ended	Ended	Ended
6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

$14.86		$13.63	$11.42	$11.74	$15.66

(0.01)		(0.01)	(0.05)	(0.01)	(0.03)
0.59		1.24	2.26	(0.31)	(3.34)

0.58		1.23	2.21	(0.32)	(3.37)

—		—	—	—	(0.55)
—		—	—	—	(0.00	)(d)

—		—	—	—	(0.55)

0.00	(d)	0.00 (d)	—	—	—

0.08		—	—	—	—

$15.52		$14.86	$13.63	$11.42	$11.74

4.44	%(e)	9.02%	19.35%	(2.81)%	(21.63)%

$48,099		$7,467	$10,151	$15,646	$121,485
1.46%		1.50%	1.48%	1.33%	1.21%
(0.07)%		(0.04)%	(0.38)%	(0.14)%	(0.19)%
60%		29%	43%	66%	20%
1.46%		1.50%	1.48%	1.33%	1.21%

See Notes to Financial Statements.

17

Munder Large-Cap Core Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$15.35		$14.04	$11.73	$12.04	$16.00

Income/(loss) from investment operations:
Net investment income/(loss)	0.02		0.03	(0.02)	0.01	0.01
Net realized and unrealized gain/(loss) on investments	0.62		1.28	2.33	(0.32)	(3.42)

Total from investment operations	0.64		1.31	2.31	(0.31)	(3.41)

Less distributions:
Dividends from net investment income	(0.00	)(d)	—	—	—	—
Distributions from net realized gains	—		—	—	—	(0.55)
Distributions from capital	—		—	—	—	(0.00	)(d)

Total distributions	0.00	(d)	—	—	—	(0.55)

Short-term trading fees	0.00	(d)	0.00 (d)	—	—	—

Voluntary contribution from Advisor	0.08		—	—	—	—

Net asset value, end of period	$16.07		$15.35	$14.04	$11.73	$12.04

Total return(b)	4.63	%(e)	9.33%	19.69%	(2.66)%	(21.41)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$47,636		$52,871	$56,106	$54,610	$80,489
Ratio of operating expenses to average net assets	1.23%		1.25%	1.23%	1.08%	0.96%
Ratio of net investment income/(loss) to average net assets	0.13%		0.21%	(0.13)%	0.11%	0.06%
Portfolio turnover rate	60%		29%	43%	66%	20%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	1.23%		1.25%	1.23%	1.08%	0.96%

(a)	Class Y Shares of the Fund commenced operations on August 16, 1993.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 4.11% for Class Y Shares.

See Notes to Financial Statements.

18

Munder Large-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2006

1. Organization

    As of June 30, 2006, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Large-Cap Core Growth Fund (the “Fund”), a series of MST. Financial statements of the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including financial futures contracts, are generally valued at the last quoted sale price on

19

Munder Large-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2006 (continued)

the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

20

Munder Large-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2006 (continued)

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) from foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Futures Contracts: During the year ended June 30, 2006, the Fund used futures contracts for cash management purposes (i.e., attempting to remain invested, while maintaining liquidity) or for hedging purposes. Upon entering into a futures contract, the Fund deposits with the broker, or pledged as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” When a Fund has an open futures contract, subsequent payments (known as “variation margin”) are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in futures contracts are recorded as unrealized appreciation/(depreciation) of futures contracts. The Fund recognizes a realized gain or loss from a futures contract when the contract is closed.

    There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at

21

Munder Large-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2006 (continued)

least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Short-Term Trading (Redemption) Fees: During the year ended June 30, 2006, a short-term trading fee of 2% was assessed on certain redemptions of Fund shares made within 60 days of purchase as described in the Fund’s prospectus. The fee, which was retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

22

Munder Large-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2006 (continued)

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (“the Advisor”) is entitled to receive from the Fund a fee, computed and payable daily based on the average daily net assets of the Fund at an annual rate of 0.75% on assets up to $1 billion; 0.725% on assets from $1 billion to $2 billion; and 0.70% on assets exceeding $2 billion. During the year ended June 30, 2006, the Fund paid an annual effective rate of 0.75% for advisory services.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the year ended June 30, 2006, the Advisor earned $194,432 before payment of sub-administration fees and $125,797 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2006, the Fund paid an annual effective rate of 0.1554% for administrative services.

23

Munder Large-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2006 (continued)

    The Advisor made a voluntary capital contribution to the Fund during the year ended June 30, 2006 of $534,519 after completing a review of certain shareholder trading activities in prior years.

    Comerica Incorporated (”Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis) as of June 30, 2006. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $6,725 for its administrative, record keeping and other related services provided to the Fund for the year ended June 30, 2006. Comerica Securities, Inc. (”Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, earned $50 from commissions on sales of Class A Shares for the year ended June 30, 2006.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MSTII or @Vantage.

4.	Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the ”Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the ”Service Organizations”) who provide shareholder services for

24

Munder Large-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2006 (continued)

the Fund. Additional fees may also be collected from the Fund with respect to Class B and Class C Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares. Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2006, the Fund paid $3,316 to Comerica Securities and $78,320 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $102,082,779 and $71,797,621, respectively, for the year ended June 30, 2006.

    At June 30, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $22,914,814 aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $1,881,276 and net appreciation for Federal income tax purposes was $21,033,538. At June 30, 2006, aggregate cost for Federal income tax purposes was $119,436,025.

6. Revolving Line of Credit

    Effective December 14, 2005, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 13, 2006 on the daily amount of the unused commitment. During the year ended June 30,

25

Munder Large-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2006 (continued)

2006, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2006, total commitment fees for the Fund were $1,409.

7. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    As determined on June 30, 2006, permanent differences resulting primarily from foreign currency gains and losses, return of capital distributions from real estate investment trusts, net operating losses, and distributions in excess of current earnings were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed	Accumulated
Net Investment	Net Realized	Paid in
Income	Gain	Capital

$50,627	$16,646	$(67,273)

    During the years ended June 30, 2006 and June 30, 2005, dividends of $1,346 and $0, respectively, were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Post-October
Currency	Capital	Unrealized
Deferral	Loss Carryover	Appreciation	Total

$(91)	$(19,647,752)	$21,033,538	$1,385,695

26

Munder Large-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2006 (continued)

    The differences between book and tax distributable earnings are primarily due to wash sales, real estate investment trust basis adjustments and deferred trustees’ fees.

    As determined at June 30, 2006, the Fund had available for Federal income tax purposes, $19,647,752 of unused capital losses of which $1,264,856 and $18,382,896 expire in 2010 and 2011, respectively. In addition, $1,264,856 of the losses expiring in 2010 may be further limited as this amount was acquired on May 9, 2003 in the reorganization with the Munder Large-Cap Growth Fund.

    Certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net foreign currency losses arising between November 1, 2005 and June 30, 2006 of $91.

    The Fund utilized capital loss carryforwards during the year ended June 30, 2006 in the amount of $6,899,991.

9. Tax Information (Unaudited)

    Of the distributions paid by the Fund, 94.49% will qualify for dividend received deduction available to corporate shareholders.

    For the fiscal year ended June 30, 2006, the Fund designates approximately $1,545,244 pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.

10. Subsequent Event (Unaudited)

    On August 4, 2006, the management team of the Advisor announced that it has partnered with Grail Partners, LLC and private equity firm Crestview Partners, L.P. to acquire Comerica’s controlling interest in the Advisor. If, as expected, the transaction closes, the Advisor’s current investment advisory agreement with the Fund will automatically terminate under applicable law at the time of the closing. On August 22, 2006, the Board of Trustees of the Munder Funds approved a new investment advisory agreement with the Advisor subject to approval by shareholders of the Fund at a Special Meeting called for October 26, 2006. The new investment advisory agreement is expected to become effective on the date of the closing of the transaction.

11. Quarterly Portfolio Schedule (Unaudited)

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of

27

Munder Large-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2006 (continued)

each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12. Proxy Voting Policies and Procedures (Unaudited)

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13. Proxy Voting Record (Unaudited)

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

14. Approval of Investment Advisory Agreement (Unaudited)

    The Advisor provides investment advisory services to the Fund under a Combined Investment Advisory Agreement dated June 13, 2003 and amended most recently as of May 16, 2006 (“Advisory Agreement”). On May 16, 2006, the Board of Trustees approved the continuation of the Advisory Agreement with respect to the Fund for an additional one-year period commencing on July 1, 2006. In determining whether to approve the continuation of the Advisory Agreement, the Board requested, and received from the Advisor, the information that the Board believed to be reasonably necessary to reach its conclusion, including the information described below. Both in meetings specifically dedicated to renewal of the Advisory Agreement and in other meetings during the course of the year, the Board received materials relating to the services provided to the Munder Funds by the Advisor. In evaluating the Advisory Agreement, the Board conducted a review that was specifically focused upon the renewal of the Advisory Agreement, and

28

Munder Large-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2006 (continued)

relied upon their knowledge, resulting from their meetings throughout the year, of the Advisor, its services and the Munder Funds.

    The Board considered many factors in evaluating whether the Advisory Agreement and the fees provided therein with respect to the Fund should be continued for an additional one-year period. The Board was advised by legal counsel to the Munder Funds and the “Non-Interested Trustees” also were advised by their independent legal counsel with respect to their deliberations regarding the continuation of the Advisory Agreement. (A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act.)

    Among other factors, the Board requested, considered and evaluated information regarding:

    (a) The nature, extent and quality of the services provided by the Advisor to the Fund under the Advisory Agreement: With respect to this factor, the Board considered:

•	the qualifications of management of the Advisor and of persons providing portfolio management services to the Fund. In this regard, the Board was presented with detailed information concerning the Advisor’s efforts in hiring, promoting and retaining qualified investment personnel, including enhancements in the quality and depth in the Advisor’s investment, trading, and administrative services departments due to the recruiting and hiring of additional staff in 2005 and the promotion of employees from within the Advisor in 2005 and 2006, recent changes within key management positions at the Advisor, the Advisor’s personnel retention efforts, and the Advisor’s current intentions regarding future changes in its organizational structure;

•	the Advisor’s efforts in recent years and on an ongoing basis to:

(1)	enhance its research capabilities and make investments in compliance, fund accounting and other technologies relating to the Funds’ operations in order to improve their effectiveness and efficiencies of operations;

(2)	grow Fund assets through increased marketing efforts and a focus on asset retention;

(3)	focus on determining the reasonableness of the investment advisory fees for each of the Munder Funds and, as appropriate, to adjust its investment advisory fees (including through the

29

Munder Large-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2006 (continued)

addition of contractual fee breakpoints or reducing its advisory fees), although no such adjustments were made with respect to the Fund in the current period;

(4)	renegotiate the fee arrangements with certain of the other service providers for the Munder Funds in order to reduce the total expense ratios of the Munder Funds and their classes of shares, although no such reductions were made in the current period; and

(5)	seek to better allocate the costs of services across the Munder Funds;

•	the Advisor’s performance, both generally with respect to all the Munder Funds and more specifically with respect to the Fund, as further described below;

•	the information provided by the Advisor in its Form ADV and in response to a detailed series of questions submitted by counsel to the Munder Funds;

•	the terms of the Advisory Agreement; and

•	the general experience, business, operations and financial condition of the Advisor.

    Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the continuance of the Advisory Agreement.

    (b) The investment performance of the Fund and the Advisor: The Board considered the one-, three-, five- and ten-year and since inception total investment performance, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2005 and compared this information to the performance of the Fund’s benchmark index and the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”).

    In addition, the Board considered the Fund’s one-, three-, five- and ten-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well as the three-, five- and ten-year and the overall “star” ratings of the Fund by Morningstar, Inc. The Board also considered the Fund’s one-, three-, five-and ten-year total return for Class A Shares as of December 31, 2005 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund.

    In this regard, the Board considered that: (1) the Fund’s average annual total returns for Class Y Shares, on a gross basis, exceeded the performance

30

Munder Large-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2006 (continued)

of the benchmark for the one- and three-year periods, and trailed for the five-and ten-year and since inception periods, (2) the Fund’s total returns for Class Y Shares on a gross basis exceeded the median performance of the Fund’s Lipper peer group for the one-, five- and ten-year periods, and trailed for the three-year period, and (3) the Fund had favorable Morningstar ratings.

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund supported approval of the continuance of the Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund: The Board considered detailed information provided by the Advisor as to the costs and profitability of the Advisor over the 12 months ended on December 31, 2005 and projections by the Advisor as to the costs and profitability of the Advisor over the 12 months ending on December 31, 2006, with respect to all services provided by the Advisor and its affiliates to the Fund and based on certain stated assumptions. Based on these facts, the Board concluded that the costs of the Advisor’s services and the profitability of the Advisor under the Advisory Agreement were not unreasonable.

    (d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale: The Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Fund’s shareholders through appropriate mechanisms in the future. Based on these facts, the Board concluded that the Advisor’s efforts in this regard strongly supported approving continuance of the Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable funds: The Board considered the Fund’s advisory fees and total expenses as they compared to those of comparable funds identified by Lipper in the case of the advisory fee comparisons and to the funds included in the Fund’s respective Lipper category in the case of total expense comparisons. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) of the Fund’s Class A Shares in comparison to those of each comparable fund in the Fund’s Lipper peer group and in comparison to the average, median, high and low net effective advisory fees of the funds in

31

Munder Large-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2006 (continued)

the Fund’s Lipper peer group. The Board also received separate information prepared by Strategic Insight Mutual Fund Research and Consulting, LLC, a third-party data mutual fund provider, that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. Based on these facts, the Board concluded that the current advisory fee and total fee levels of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Fund: The Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Fund, the Advisor may benefit from its relationship with the Fund in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on these facts, the Board concluded that these additional benefits should not preclude approval of the continuance of the Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved the Advisory Agreement for an additional annual period commencing on July 1, 2006.

15.	Trustees and Executive Officers (Unaudited)

    Information about the Trustees and Executive Officers of the Munder Funds as of June 30, 2006, including their business addresses, ages and principal

32

Munder Large-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2006 (continued)

occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below.

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 58	Trustee and Chairman	Indefinite; Trustee since 2/93; Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (real estate investment operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (10/97 to 12/05).	25	Fieldstone Investment Corporation (since 11/03).

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 59	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/real estate/manufacturing company) (since 1991).	25	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	25	Nighthawk Radiology Holdings, Inc. (since 3/04).

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 11/89	Vice President, Macomb Community College (since 7/01); Dean, Macomb Community College (since 9/97).	25	None

33

Munder Large-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2006 (continued)

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	25	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company)
(since 5/05).

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 47	Trustee(3)	Indefinite; Since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	24	Taubman Centers, Inc. (since 1/97).

34

Munder Large-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2006 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 50	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	25	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04); LMS Medical Systems (health care technology company) (since 1/06).

Interested Trustee

Michael T. Monahan(4) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 67	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99).	25	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MSTII only.

(4)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica Incorporated, the indirect parent company of the Advisor. Mr. Monahan also receives retirement and health benefits from Comerica Incorporated.

35

Munder Large-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2006 (continued)

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Executive Officers

John S. Adams 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	President & Principal Executive Officer	Through 2/07; since 4/06	President and Chief Investment Officer of Munder Capital Management (investment advisor) (since 3/06); President and Chief Investment Officer of Pierce Street Advisors, LLC (investment advisor) (since 3/06); Managing Director and Chief Investment Officer, Equities of Munder Capital Management (12/04 to 3/06); Senior Portfolio Manager of Munder Capital Management (6/87 to 12/04).
Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/07; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); General Counsel of Munder Capital Management (7/00 to 2/05); Director of Diversified Strategy Hedge Fund, Ltd. (since 1/06).

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 40	Vice President & Principal Financial Officer	through 2/07; since 2/01	Managing Director and Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05).

Chérie N. Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 37	Treasurer & Principal Accounting Officer	through 2/07; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

36

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Large-Cap Core Growth Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Large-Cap Core Growth Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Large-Cap Core Growth Fund of Munder Series Trust at June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 11, 2006

37

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNLCCG606

ANNUAL REPORT
June 30, 2006
Munder Large-Cap
Value Fund
Class A, B, C, K & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    I am delighted to provide you with information about some very positive developments at Munder Capital Management, the investment advisor to The Munder Funds. By mutual agreement with Comerica Incorporated, Munder Capital’s partner for over 10 years, the management team and employees of Munder Capital, along with Crestview Capital Partners, L.P. and Grail Partners, LLC, are buying Comerica’s ownership position in the firm. We anticipate that the transfer of ownership will be completed prior to year end.

    Because Munder Capital retained its own operational infrastructure throughout its partnership with Comerica, we expect the transition to independent ownership of Munder Capital to be seamless. Among the most important outcomes from Munder Capital’s perspective are the continuity in our people and processes, and the opportunity for increased employee ownership. We have always believed that employee ownership is the best way to align our interests with the interests of our clients, and to attract and retain talented professionals. This is a key outcome of the new ownership structure.

    As I hope you can tell from this letter, I am very pleased with this announcement because of its positive implications for both The Munder Funds and for the Munder Capital team. The investment advisory agreement between The Munder Funds and the newly structured Munder Capital Management has been approved by the Board of Trustees of The Munder Funds. In the coming weeks, shareholders of the Funds will receive materials requesting their approval of the investment advisory agreement, which will be sought through a proxy statement. I encourage you to exercise your right to vote your shares.

    Thank you for your confidence in The Munder Funds. We look forward to continuing to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
President and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Hypothetical and Total Returns
vi	Shareholder Fee Example
1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
19	Notes to Financial Statements
37	Report of Independent Registered Public Accounting Firm

An investor should consider each Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about each investment company can be found in the Fund’s prospectus. To obtain a prospectus, please visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Equity securities (stocks) are more volatile and carry more risk, but generally provide greater return potential, than investments in certain other securities, like high-grade fixed income securities. Large-cap stocks generally have less volatility than smaller-cap and certain specialty securities, such as technology investments. Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value. A substantial portion of the Fund’s assets are invested in the financials sector, whose performance can be significantly negatively impacted by economic downturns and changes in government regulation and interest rates. The Fund also invests in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

    Fund holdings are subject to change and percentages shown below are based on net assets as of June 30, 2006. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of June 30, 2006, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the year ended June 30, 2006. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: John Adams, John Kreiter and Joseph Skornicka

    The Fund earned a return of 10.34% for the one year ended June 30, 2006, relative to the 12.10% return for the Russell 1000 Value Index, the 10.33% Lipper universe of large-cap value funds and the 10.16% median return for the Lipper universe of multi-cap value funds. (The Fund is included in the Lipper multi-cap value universe.)

    While the Fund benefited from strength in the equity markets in general during the year ended June 30, 2006 and had a strong absolute return for the period, the Fund’s performance lagged its Russell 1000 Value benchmark. Strong relative performance in the financials and materials sectors was offset by weakness in the consumer discretionary, consumer staples and information technology sectors.

    Capital markets holdings helped relative performance in the financials sector, with strong performance from The Goldman Sachs Group, Inc. (1.6% of the Fund), Lehman Brothers Holdings, Inc. and Merrill Lynch & Co., Inc. (2.9% of the Fund). Lehman Brothers was eliminated from the Fund in February because of relatively high valuation. Nucor Corporation (0.8% of the Fund) in the materials sector and BellSouth Corporation (2.0% of the Fund) in the telecommunication services sector also helped to boost the Fund’s relative returns.

    The weakness in the consumer discretionary sector was primarily due to Centex Corporation (0.7% of the Fund) and Pulte Homes, Inc. (0.5% of the Fund), two homebuilding-related stocks. An overweighted position in The Home Depot, Inc. (0.7% of the Fund) also held back relative performance in the sector. BJ’s Wholesale Club, Inc., which was eliminated from the Fund in March, and Tyson Foods, Inc., which was sold in January, had a negative impact on performance in the consumer staples sector. Intel Corporation, which was sold in January, and Lexmark International, Inc., which was sold in October, held back returns in the information technology sector.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 companies (the 1,000 largest companies in the Russell 3000 Index, an index representing approximately 98% of the U.S. equity market) with lower price-to-book ratios and lower forecasted growth rates. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of multi-cap value funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. The Lipper large-cap value funds universe data is being provided as supplemental information and the Fund is not a part of that universe. You cannot invest directly in a Lipper universe.

iii

Hypothetical and Total Returns

The following graph represents the performance of the Munder Large-Cap Value Fund (the “Fund”), Class Y Shares, over the past ten years. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Past performance is no guarantee of future results. Investment return and principal value of any investment will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder Large-Cap Value Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Investment

iv

	GROWTH OF A $10,000 INVESTMENT(1)

					Lipper	Lipper
				Russell	Multi-Cap	Large-Cap
Class and	With		Without	1000 Value	Value Funds	Value Funds
Inception Date	Load		Load	Index#	Median**	Median**

CLASS A (8/8/94)	$20,366	*	$21,553	$28,000	$23,912	$22,497
CLASS B (8/9/94)	N/A		20,282	28,000	23,912	22,497
CLASS C (12/5/95)	N/A		20,009	28,000	23,912	22,497
CLASS K (7/5/94)	N/A		21,532	28,000	23,912	22,497
CLASS Y (7/5/94)	N/A		22,090	28,000	23,912	22,497

	AVERAGE ANNUAL TOTAL RETURNS

	One		One	Five		Five	Ten		Ten	Since		Since
Class and	Year		Year	Years		Years	Years		Years	Inception		Inception
Inception Date	w/load		w/out load	w/load		w/out load	w/ load		w/out load	w/load		w/out load

CLASS A (8/8/94)	4.00%	*	10.08%	4.63%	*	5.82%	7.37%	*	7.98%	9.05%	*	9.58%
CLASS B (8/9/94)	4.30%	†	9.30%	4.71%†		5.04%	N/A		7.33%	N/A		9.03%
CLASS C (12/5/95)	8.31%	†	9.31%	N/A		5.05%	N/A		7.18%	N/A		7.33%
CLASS K (7/5/94)	N/A		10.07%	N/A		5.84%	N/A		7.97%	N/A		9.58%
CLASS Y (7/5/94)	N/A		10.34%	N/A		6.10%	N/A		8.25%	N/A		9.86%

(1)	Amounts represent the growth of a $10,000 investment over the past ten years.

*	Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares.

†	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

#	The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 companies (the 1,000 largest companies in the Russell 3000 Index, an index representing approximately 98% of the U.S. equity market) with lower price-to-book ratios and lower forecasted growth rates. Index since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 7/1/96.

**	The Lipper Multi-Cap Value Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. The Lipper Large-Cap Value Funds Median represents the median performance of a universe of existing mutual funds that have an investment objective that is similar to that of the Fund, and is shown as supplemental information. Lipper comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 7/1/96.

v

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	1/1/06	6/30/06	1/1/06-6/30/06	Ratio

Actual
Class A	$1,000.00	$1,044.60	$7.20	1.42%
Class B	$1,000.00	$1,041.50	$11.03	2.18%
Class C	$1,000.00	$1,041.60	$11.04	2.18%
Class K	$1,000.00	$1,044.60	$7.25	1.43%
Class Y	$1,000.00	$1,046.60	$5.99	1.18%

Hypothetical
Class A	$1,000.00	$1,017.75	$7.10	1.42%
Class B	$1,000.00	$1,013.98	$10.89	2.18%
Class C	$1,000.00	$1,013.98	$10.89	2.18%
Class K	$1,000.00	$1,017.70	$7.15	1.43%
Class Y	$1,000.00	$1,018.94	$5.91	1.18%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

[This Page Intentionally Left Blank]

viii

Munder Large-Cap Value Fund

Portfolio of Investments, June 30, 2006

Shares		Value

COMMON STOCKS — 97.8%
Consumer Discretionary — 8.7%
Auto Components — 1.0%
15,615	Magna International, Inc., Class A (a)	$1,123,812

Automobiles — 0.8%
17,210	Harley-Davidson, Inc.	944,657

Household Durables — 1.2%
15,624	Centex Corporation	785,887
21,720	Pulte Homes, Inc.	625,319

		1,411,206

Media — 4.3%
86,324	Comcast Corporation, Class A Special †	2,829,700
15,120	Omnicom Group, Inc.	1,347,041
47,030	Time Warner Inc.	813,619

		4,990,360

Specialty Retail — 0.7%
22,420	Home Depot, Inc. (The)	802,412

Textiles, Apparel & Luxury Goods — 0.7%
9,560	NIKE, Inc., Class B	774,360

Total Consumer Discretionary		10,046,807

Consumer Staples — 5.0%
Food & Staples Retailing — 1.8%
27,150	CVS Corporation	833,505
54,890	Kroger Co. (The)	1,199,895

		2,033,400

Food Products — 3.2%
32,250	Cadbury Schweppes PLC, ADR (a)	1,251,945
34,350	Campbell Soup Company	1,274,729
21,920	General Mills, Inc.	1,132,387

		3,659,061

Total Consumer Staples		5,692,461

Energy — 13.0%
Energy Equipment & Services — 2.4%
16,620	Noble Corporation (a)	1,236,860
30,750	Weatherford International Ltd. †	1,525,815

		2,762,675

See Notes to Financial Statements.

1

Munder Large-Cap Value Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy (Continued)
Oil, Gas & Consumable Fuels — 10.6%
32,880	Apache Corporation	$2,244,060
26,098	Chevron Corporation	1,619,642
37,390	ConocoPhillips	2,450,167
74,849	Exxon Mobil Corporation	4,591,986
20,440	Total SA, ADR	1,339,229

		12,245,084

Total Energy		15,007,759

Financials — 36.9%
Capital Markets — 6.0%
39,430	Bank of New York Company, Inc. (The)	1,269,646
6,710	Franklin Resources, Inc.	582,495
12,021	Goldman Sachs Group, Inc. (The)	1,808,319
47,660	Merrill Lynch & Co., Inc.	3,315,230

		6,975,690

Commercial Banks — 4.7%
33,480	U.S. Bancorp	1,033,862
43,170	Wachovia Corporation	2,334,634
17,368	Wells Fargo & Company	1,165,045
10,990	Zions Bancorporation	856,561

		5,390,102

Consumer Finance — 1.2%
25,400	American Express Company	1,351,788

Diversified Financial Services — 13.0%
91,082	Bank of America Corporation	4,381,044
32,550	CIT Group Inc.	1,702,040
97,471	Citigroup, Inc.	4,702,001
99,279	JPMorgan Chase & Co.	4,169,718

		14,954,803

Insurance — 5.9%
30,756	ACE Limited	1,555,946
23,880	Allstate Corporation (The)	1,306,952
12,554	American International Group, Inc.	741,314
36,400	Genworth Financial, Inc., Class A	1,268,176
22,760	Hartford Financial Services Group, Inc.	1,925,496

		6,797,884

See Notes to Financial Statements.

2

Shares		Value

Financials (Continued)
Real Estate Investment Trusts (REITs) — 1.8%
19,448	General Growth Properties, Inc.	$876,327
22,380	ProLogis	1,166,445

		2,042,772

Thrifts & Mortgage Finance — 4.3%
12,812	Federal Home Loan Mortgage Corporation	730,412
57,530	PMI Group, Inc. (The) (a)	2,564,687
36,260	Washington Mutual, Inc. (a)	1,652,731

		4,947,830

Total Financials		42,460,869

Health Care — 7.2%
Health Care Providers & Services — 1.8%
14,390	Quest Diagnostics Incorporated	862,249
17,498	WellPoint, Inc. †	1,273,329

		2,135,578

Pharmaceuticals — 5.4%
21,690	AstraZeneca PLC, ADR	1,297,496
18,630	Eli Lilly and Company	1,029,680
20,390	Johnson & Johnson	1,221,769
24,360	Pfizer, Inc.	571,729
46,740	Wyeth	2,075,723

		6,196,397

Total Health Care		8,331,975

Industrials — 7.3%
Aerospace & Defense — 2.2%
39,108	United Technologies Corporation	2,480,229

Commercial Services & Supplies — 0.9%
31,670	ARAMARK Corporation, Class B	1,048,594

Industrial Conglomerates — 1.1%
37,010	General Electric Company	1,219,849

Machinery — 3.1%
25,270	Danaher Corporation	1,625,367
14,610	Eaton Corporation	1,101,594
10,680	PACCAR Inc.	879,818

		3,606,779

Total Industrials		8,355,451

See Notes to Financial Statements.

3

Munder Large-Cap Value Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology — 6.4%
Communications Equipment — 1.1%
62,250	Nokia Corporation, ADR	$1,261,185

Computers & Peripherals — 0.9%
13,898	International Business Machines Corporation	1,067,644

Electronic Equipment & Instruments — 1.0%
19,750	Amphenol Corporation, Class A	1,105,210

Information Technology Services — 1.1%
46,710	Accenture Ltd., Class A	1,322,827

Semiconductors & Semiconductor Equipment — 1.3%
52,700	Micron Technology, Inc. †	793,662
45,955	Taiwan Semiconductor Manufacturing Company Limited, ADR	421,865
107,560	United Microelectronics Corporation, ADR	334,512

		1,550,039

Software — 1.0%
18,130	Intuit, Inc. †	1,094,871

Total Information Technology		7,401,776

Materials — 4.3%
Chemicals — 3.5%
14,170	BASF AG, ADR	1,137,709
13,690	PPG Industries, Inc.	903,540
21,318	Praxair, Inc.	1,151,172
17,920	Scotts Miracle-Gro Company (The)	758,375

		3,950,796

Metals & Mining — 0.8%
17,480	Nucor Corporation	948,290

Total Materials		4,899,086

Telecommunication Services — 4.0%
Diversified Telecommunication Services — 3.1%
46,416	AT&T Inc.	1,294,542
62,380	BellSouth Corporation	2,258,156

		3,552,698

Wireless Telecommunication Services — 0.9%
17,151	ALLTEL Corporation	1,094,749

Total Telecommunication Services		4,647,447

See Notes to Financial Statements.

4

Shares		Value

Utilities — 5.0%
Electric Utilities — 3.1%
18,180	American Electric Power Company, Inc.	$622,665
9,815	Edison International	382,785
19,742	Exelon Corporation	1,121,938
16,990	FirstEnergy Corp.	921,028
12,108	FPL Group, Inc.	501,029

		3,549,445

Gas Utilities — 0.3%
9,666	Equitable Resources, Inc.	323,811

Multi-Utilities — 1.6%
9,310	Dominion Resources, Inc.	696,295
25,663	Duke Energy Corporation	753,722
10,062	Wisconsin Energy Corporation	405,499

		1,855,516

Total Utilities		5,728,772

TOTAL COMMON STOCKS
(Cost $89,570,505)		112,572,403

Principal
Amount

REPURCHASE AGREEMENT — 2.1%
(Cost $2,452,000)
$2,452,000	Agreement with State Street Bank and Trust Company, 4.780% dated 06/30/2006, to be repurchased at $2,452,977 on 07/03/2006, collateralized by $2,605,000 FHLMC 4.125%, maturing 11/18/2009 (value $2,504,056)	2,452,000

Shares

COLLATERAL FOR SECURITIES ON LOAN — 6.8%
(Cost $7,828,136)
7,828,136	State Street Navigator Securities Lending Trust – Prime Portfolio (b)	7,828,136

See Notes to Financial Statements.

5

Munder Large-Cap Value Fund

Portfolio of Investments, June 30, 2006 (continued)

		Value

TOTAL INVESTMENTS
(Cost $99,850,641)	106.7%	$122,852,539
OTHER ASSETS AND LIABILITIES (Net)	(6.7)	(7,741,209)

NET ASSETS	100.0%	$115,111,330

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	At June 30, 2006, the market value of the securities on loan is $7,705,190.

ABBREVIATIONS:

ADR   — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

6

At June 30, 2006, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	88.2%	$101,525,878
Bermuda	2.5	2,878,773
United Kingdom	2.2	2,549,441
France	1.2	1,339,229
Finland	1.1	1,261,185
Germany	1.0	1,137,709
Canada	1.0	1,123,812
Taiwan	0.6	756,376

TOTAL COMMON STOCKS	97.8	112,572,403
REPURCHASE AGREEMENT	2.1	2,452,000
COLLATERAL FOR SECURITIES ON LOAN	6.8	7,828,136

TOTAL INVESTMENTS	106.7	122,852,539
OTHER ASSETS AND LIABILITIES (Net)	(6.7)	(7,741,209)

NET ASSETS	100.0%	$115,111,330

See Notes to Financial Statements.

7

Munder Large-Cap Value Fund

Statement of Assets and Liabilities, June 30, 2006

ASSETS:
Investments, at value
See accompanying schedule:
Securities (including $7,705,190 of securities loaned)	$120,400,539
Repurchase agreement	2,452,000

Total Investments	122,852,539
Cash	770
Interest receivable	326
Dividends receivable	112,767
Receivable for Fund shares sold	431,128
Prepaid expenses and other assets	43,808

Total Assets	123,441,338

LIABILITIES:
Payable for Fund shares redeemed	364,312
Payable upon return of securities loaned	7,828,136
Trustees’ fees and expenses payable	39,223
Transfer agency/record keeping fees payable	23,363
Administration fees payable	12,496
Distribution and shareholder servicing fees payable — Class A, B and C Shares	8,637
Shareholder servicing fees payable — Class K Shares	7,582
Custody fees payable	3,360
Investment advisory fees payable	2,436
Accrued expenses and other payables	40,463

Total Liabilities	8,330,008

NET ASSETS	$115,111,330

Investments, at cost	$99,850,641

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(1,498)
Undistributed net realized gain on investments	6,985,289
Net unrealized appreciation of investments	23,001,898
Paid-in capital	85,125,641

$115,111,330

NET ASSETS:
Class A Shares	$12,754,087

Class B Shares	$3,641,459

Class C Shares	$2,992,792

Class K Shares	$36,309,295

Class Y Shares	$59,413,697

SHARES OUTSTANDING:
Class A Shares	802,525

Class B Shares	234,074

Class C Shares	192,500

Class K Shares	2,282,967

Class Y Shares	3,732,014

CLASS A SHARES:
Net asset value and redemption price per share	$15.89

Maximum sales charge	5.50%
Maximum offering price per share	$16.81

CLASS B SHARES:
Net asset value and offering price per share*	$15.56

CLASS C SHARES:
Net asset value and offering price per share*	$15.55

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$15.90

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$15.92

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Large-Cap Value Fund

Statement of Operations, For the Year Ended June 30, 2006

INVESTMENT INCOME:
Interest	$100,653
Dividends(a)	2,294,706
Securities lending	13,057

Total Investment Income	2,408,416

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	26,526
Class B Shares	60,124
Class C Shares	31,184
Shareholder servicing fees:
Class K Shares	94,714
Investment advisory fees	847,282
Administration fees	179,930
Transfer agency/record keeping fees	110,674
Registration and filing fees	46,409
Legal and audit fees	44,564
Trustees’ fees and expenses	33,786
Custody fees	33,428
Other	49,054

Total Expenses	1,557,675

NET INVESTMENT INCOME	850,741

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain from:
Security transactions	9,124,109
Foreign currency-related transactions	473
Net change in unrealized appreciation/(depreciation) of:
Securities	966,028
Foreign currency-related transactions	(454)

Net realized and unrealized gain on investments	10,090,156

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,940,897

(a)	Net of foreign withholding taxes of $29,834.

See Notes to Financial Statements.

10

Munder Large-Cap Value Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005

Net investment income	$850,741	$505,766
Net realized gain from security transactions and foreign currency-related transactions	9,124,582	7,265,168
Net change in unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	965,574	3,335,336

Net increase in net assets resulting from operations	10,940,897	11,106,270
Dividends to shareholders from net investment income:
Class A Shares	(74,425)	(36,174)
Class B Shares	(12,078)	(7,971)
Class C Shares	(6,524)	(2,483)
Class K Shares	(258,680)	(161,659)
Class Y Shares	(496,027)	(261,419)
Distributions to shareholders from net realized gains:
Class A Shares	(225,197)	—
Class B Shares	(173,346)	—
Class C Shares	(75,988)	—
Class K Shares	(903,149)	—
Class Y Shares	(1,301,138)	—
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	3,581,197	1,448,174
Class B Shares	(5,135,114)	(2,708,579)
Class C Shares	(415,403)	(399,758)
Class K Shares	3,123,418	(12,597,086)
Class Y Shares	3,332,731	16,325,513
Short-term trading fees	1,471	153

Net increase in net assets	11,902,645	12,704,981
NET ASSETS:
Beginning of year	$103,208,685	$90,503,704

End of year	$115,111,330	$103,208,685

Undistributed net investment income/(Accumulated distributions in excess of net investment income)	$(1,498)	$21,388

See Notes to Financial Statements.

11

Munder Large-Cap Value Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005

Amount
Class A Shares:
Sold*	$6,652,440	$3,285,631
Issued as reinvestment of dividends and distributions	211,039	26,902
Redeemed	(3,282,282)	(1,864,359)

Net increase	$3,581,197	$1,448,174

Class B Shares:
Sold	$960,501	$2,060,168
Issued as reinvestment of dividends and distributions	100,359	4,168
Redeemed*	(6,195,974)	(4,772,915)

Net decrease	$(5,135,114)	$(2,708,579)

Class C Shares:
Sold	$256,145	$458,374
Issued as reinvestment of dividends and distributions	51,689	1,607
Redeemed	(723,237)	(859,739)

Net decrease	$(415,403)	$(399,758)

Class K Shares:
Sold	$13,641,838	$1,190,673
Issued as reinvestment of dividends and distributions	260,771	78
Redeemed	(10,779,191)	(13,787,837)

Net increase/(decrease)	$3,123,418	$(12,597,086)

Class Y Shares:
Sold	$13,570,550	$22,302,927
Issued as reinvestment of dividends and distributions	1,147,433	47,056
Redeemed	(11,385,252)	(6,024,470)

Net increase	$3,332,731	$16,325,513

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

12

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005

Shares
Class A Shares:
Sold*	426,437	230,133
Issued as reinvestment of dividends and distributions	13,816	1,843
Redeemed	(210,682)	(132,832)

Net increase	229,571	99,144

Class B Shares:
Sold	63,088	149,765
Issued as reinvestment of dividends and distributions	6,715	291
Redeemed*	(406,505)	(343,566)

Net decrease	(336,702)	(193,510)

Class C Shares:
Sold	16,935	32,466
Issued as reinvestment of dividends and distributions	3,458	112
Redeemed	(47,807)	(63,073)

Net decrease	(27,414)	(30,495)

Class K Shares:
Sold	904,101	85,088
Issued as reinvestment of dividends and distributions	17,072	6
Redeemed	(698,723)	(979,469)

Net increase/(decrease)	222,450	(894,375)

Class Y Shares:
Sold	871,042	1,509,771
Issued as reinvestment of dividends and distributions	74,954	3,177
Redeemed	(729,580)	(415,144)

Net increase	216,416	1,097,804

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

13

Munder Large-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year	Year	Year	Year		Year
	Ended	Ended	Ended	Ended		Ended
	6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)		6/30/02

Net asset value, beginning of year	$14.89	$13.21	$10.98	$11.42		$13.06

Income/(loss) from investment operations:
Net investment income/(loss)	0.11	0.08	0.06	0.07		0.05
Net realized and unrealized gain/(loss) on investments	1.37	1.67	2.23	(0.44)		(1.25)

Total from investment operations	1.48	1.75	2.29	(0.37)		(1.20)

Less distributions:
Dividends from net investment income	(0.11)	(0.07)	(0.06)	(0.07)		(0.04)
Distributions from net realized gains	(0.37)	—	—	—		(0.40)
Distributions from capital	—	—	—	(0.00	)(d)	—

Total distributions	(0.48)	(0.07)	(0.06)	(0.07)		(0.44)

Short-term trading fees	0.00 (d)	0.00 (d)	—	—		—

Net asset value, end of year	$15.89	$14.89	$13.21	$10.98		$11.42

Total return(b)	10.08%	13.27%	20.86%	(3.16)%		(9.06)%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$12,754	$8,532	$6,259	$5,675		$7,179
Ratio of operating expenses to average net assets	1.43%	1.48%	1.47%	1.35%		1.28%
Ratio of net investment income/(loss) to average net assets	0.72%	0.58%	0.52%	0.71%		0.34%
Portfolio turnover rate	48%	47%	31%	30%		30%
Ratio of operating expenses to average net assets without expense waivers	1.43%	1.48%	1.47%	1.35%		1.28%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on August 8, 1994 and August 9, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

14

B Shares

Year	Year	Year	Year		Year
Ended	Ended	Ended	Ended		Ended
6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)		6/30/02

$14.62	$13.02	$10.84	$11.29		$12.97

(0.02)	(0.02)	(0.03)	(0.01)		(0.04)
1.36	1.63	2.21	(0.44)		(1.24)

1.34	1.61	2.18	(0.45)		(1.28)

(0.03)	(0.01)	—	(0.00	)(d)	—
(0.37)	—	—	—		(0.40)
—	—	—	(0.00	)(d)	—

(0.40)	(0.01)	—	(0.00	)(d)	(0.40)

0.00 (d)	0.00 (d)	—	—		—

$15.56	$14.62	$13.02	$10.84		$11.29

9.30%	12.37%	20.11%	(3.98)%		(9.72)%

$3,641	$8,346	$9,948	$9,119		$11,994
2.18%	2.23%	2.22%	2.10%		2.03%
(0.13)%	(0.18)%	(0.23)%	(0.04)%		(0.41)%
48%	47%	31%	30%		30%
2.18%	2.23%	2.22%	2.10%		2.03%

See Notes to Financial Statements.

15

Munder Large-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year	Year	Year	Year		Year
	Ended	Ended	Ended	Ended		Ended
	6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)		6/30/02

Net asset value, beginning of year	$14.61	$13.01	$10.84	$11.28		$12.96

Income/(loss) from investment operations:
Net investment income/(loss)	(0.01)	(0.02)	(0.03)	(0.01)		(0.04)
Net realized and unrealized gain/(loss) on investments	1.35	1.63	2.20	(0.43)		(1.24)

Total from investment operations	1.34	1.61	2.17	(0.44)		(1.28)

Less distributions:
Dividends from net investment income	(0.03)	(0.01)	—	(0.00	)(d)	—
Distributions from net realized gains	(0.37)	—	—	—		(0.40)
Distributions from capital	—	—	—	(0.00	)(d)	—

Total distributions	(0.40)	(0.01)	—	(0.00	)(d)	(0.40)

Short-term trading fees	0.00 (d)	0.00 (d)	—	—		—

Net asset value, end of year	$15.55	$14.61	$13.01	$10.84		$11.28

Total return(b)	9.31%	12.38%	20.02%	(3.89)%		(9.73)%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$2,993	$3,214	$3,257	$2,817		$3,733
Ratio of operating expenses to average net assets	2.18%	2.23%	2.22%	2.10%		2.03%
Ratio of net investment income/(loss) to average net assets	(0.07)%	(0.18)%	(0.23)%	(0.04)%		(0.41)%
Portfolio turnover rate	48%	47%	31%	30%		30%
Ratio of operating expenses to average net assets without expense waivers	2.18%	2.23%	2.22%	2.10%		2.03%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on December 5, 1995 and July 5, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

16

K Shares

Year	Year	Year	Year		Year
Ended	Ended	Ended	Ended		Ended
6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)		6/30/02

$14.90	$13.22	$10.98	$11.43		$13.06

0.10	0.08	0.06	0.07		0.05
1.38	1.67	2.24	(0.45)		(1.24)

1.48	1.75	2.30	(0.38)		(1.19)

(0.11)	(0.07)	(0.06)	(0.07)		(0.04)
(0.37)	—	—	—		(0.40)
—	—	—	(0.00	)(d)	—

(0.48)	(0.07)	(0.06)	(0.07)		(0.44)

0.00 (d)	0.00 (d)	—	—		—

$15.90	$14.90	$13.22	$10.98		$11.43

10.07%	13.26%	20.96%	(3.25)%		(8.98)%

$36,309	$30,709	$39,063	$47,087		$55,232
1.43%	1.48%	1.47%	1.35%		1.28%
0.68%	0.59%	0.52%	0.71%		0.34%
48%	47%	31%	30%		30%
1.43%	1.48%	1.47%	1.35%		1.28%

See Notes to Financial Statements.

17

Munder Large-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Year	Year	Year	Year		Year
	Ended	Ended	Ended	Ended		Ended
	6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)		6/30/02

Net asset value, beginning of year	$14.91	$13.23	$10.99	$11.43		$13.07

Income/(loss) from investment operations:
Net investment income	0.15	0.12	0.09	0.10		0.07
Net realized and unrealized gain/ (loss) on investments	1.37	1.67	2.24	(0.44)		(1.24)

Total from investment operations	1.52	1.79	2.33	(0.34)		(1.17)

Less distributions:
Dividends from net investment income	(0.14)	(0.11)	(0.09)	(0.10)		(0.07)
Distributions from net realized gains	(0.37)	—	—	—		(0.40)
Distributions from capital	—	—	—	(0.00	)(d)	—

Total distributions	(0.51)	(0.11)	(0.09)	(0.10)		(0.47)

Short-term trading fees	0.00 (d)	0.00 (d)	—	—		—

Net asset value, end of year	$15.92	$14.91	$13.23	$10.99		$11.43

Total return(b)	10.34%	13.53%	21.24%	(2.92)%		(8.83)%

Ratios to average net assets/ supplemental data:
Net assets, end of year (in 000’s)	$59,414	$52,409	$31,977	$27,033		$77,446
Ratio of operating expenses to average net assets	1.18%	1.23%	1.22%	1.10%		1.03%
Ratio of net investment income to average net assets	0.94%	0.83%	0.77%	0.96%		0.59%
Portfolio turnover rate	48%	47%	31%	30%		30%
Ratio of operating expenses to average net assets without expense waivers	1.18%	1.23%	1.22%	1.10%		1.03%

(a)	Class Y Shares of the Fund commenced operations on July 5, 1994.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

18

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2006

1.	Organization

    As of June 30, 2006, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Large-Cap Value Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation and current income. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or

19

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2006 (continued)

exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/ (depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/ (depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

20

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2006 (continued)

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation or depreciation from foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on

21

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2006 (continued)

demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Short-Term Trading (Redemption) Fees: During the year ended June 30, 2006, a short-term trading fee of 2% was assessed on certain redemptions of Fund shares made within 60 days of purchase as described in the Fund’s prospectus. The fee, which was retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available). The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

22

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2006 (continued)

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily, based on the average daily net assets of the Fund at an annual rate of 0.75% on the first $100 million, and 0.70% on assets exceeding $100 million. During the year ended June 30, 2006, the Fund paid an effective rate of 0.7446% for advisory services.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the year ended June 30, 2006, the Advisor earned $179,930 before payment of sub-administration fees and $115,940 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2006, the Fund paid an annual effective rate of 0.1581% for administrative services.

    Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis) as of June 30, 2006. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $8,104 for its administrative, record keeping and other related services provided to the Fund for the year ended June 30, 2006. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, earned $60 from commissions on sales of Class A Shares of the Fund for the year ended June 30, 2006.

23

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2006 (continued)

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B and Class C Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the

24

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2006 (continued)

year ended June 30, 2006, the Fund paid $90 to Comerica Securities and $94,954 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C, and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $55,412,560 and $52,801,730, respectively, for the year ended June 30, 2006.

    At June 30, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $23,659,210, aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $844,905 and net appreciation for Federal income tax purposes was $22,814,305. At June 30, 2006, aggregate cost for Federal income tax purposes was $100,038,234.

6. Revolving Line of Credit

    Effective December 14, 2005, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 13, 2006 on the daily amount of the unused commitment. During the year ended June 30, 2006, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2006, total commitment fees for the Fund were $1,304.

7. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed

25

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2006 (continued)

to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    As determined on June 30, 2006, permanent differences resulting primarily from foreign currency gains and losses and return of capital and capital gain distributions from real estate investment trusts were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed	Accumulated
Net	Net
Investment Income	Realized Gain

$(25,893)	$25,893

    The tax character of dividends and distributions paid to shareholders during the years ended June 30, 2006 and June 30, 2005 were as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total

June 30, 2006	$847,734	$2,678,818	$3,526,552
June 30, 2005	469,706	—	469,706

    At June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed	Capital
Ordinary	Long-Term	Loss	Unrealized
Income	Gain	Carryover	Appreciation	Total

$29,197	$7,379,109	$(206,227)	$22,814,305	$30,016,384

    The differences between book and tax distributable earnings are primarily due to wash sales, real estate investment trust basis adjustments and deferred trustees’ fees.

    As determined at June 30, 2006, the Fund had available for Federal income tax purposes $206,227 of unused capital losses which expire in 2009. These losses may be limited as they were acquired in the reorganization with the Munder Framlington Global Financial Services Fund that occurred on May 3, 2002.

    The Fund utilized capital loss carryforwards during the year ended June 30, 2006 in the amount of $129,661.

9. Tax Information (Unaudited)

    Of the distributions paid by the Fund, 100% will qualify for the dividend received deduction available to corporate shareholders.

26

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2006 (continued)

    For the fiscal year ended June 30, 2006, the Fund designated approximately $2,324,540 pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.

    For the year ended June 30, 2006, the amount of long-term capital gain distributions designated by the Fund was $2,678,818.

10. Subsequent Event (Unaudited)

    On August 4, 2006, the management team of the Advisor announced that it has partnered with Grail Partners, LLC and private equity firm Crestview Partners, L.P. to acquire Comerica’s controlling interest in the Advisor. If, as expected, the transaction closes, the Advisor’s current investment advisory agreement with the Fund will automatically terminate under applicable law at the time of the closing. On August 22, 2006, the Board of Trustees of the Munder Funds approved a new investment advisory agreement with the Advisor subject to approval by shareholders of the Fund at a Special Meeting called for October 26, 2006. The new investment advisory agreement is expected to become effective on the date of the closing of the transaction.

11. Quarterly Portfolio Schedule (Unaudited)

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12. Proxy Voting Policies and Procedures (Unaudited)

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13. Proxy Voting Record (Unaudited)

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30.

27

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2006 (continued)

Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

14. Approval of Investment Advisory Agreement (Unaudited)

    The Advisor provides investment advisory services to the Fund under a Combined Investment Advisory Agreement dated June 13, 2003 and amended most recently as of May 16, 2006 (“Advisory Agreement”). On May 16, 2006, the Board of Trustees approved the continuation of the Advisory Agreement with respect to the Fund for an additional one-year period commencing on July 1, 2006. In determining whether to approve the continuation of the Advisory Agreement, the Board requested, and received from the Advisor, the information that the Board believed to be reasonably necessary to reach its conclusion, including the information described below. Both in meetings specifically dedicated to renewal of the Advisory Agreement and in other meetings during the course of the year, the Board received materials relating to the services provided to the Munder Funds by the Advisor. In evaluating the Advisory Agreement, the Board conducted a review that was specifically focused upon the renewal of the Advisory Agreement, and relied upon their knowledge, resulting from their meetings throughout the year, of the Advisor, its services and the Munder Funds.

    The Board considered many factors in evaluating whether the Advisory Agreement and the fees provided therein with respect to the Fund should be continued for an additional one-year period. The Board was advised by legal counsel to the Munder Funds and the “Non-Interested Trustees” also were advised by their independent legal counsel with respect to their deliberations regarding the continuation of the Advisory Agreement. (A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act.)

    Among other factors, the Board requested, considered and evaluated information regarding:

    (a) The nature, extent and quality of the services provided by the Advisor to the Fund under the Advisory Agreement: With respect to this factor, the Board considered:

•	the qualifications of management of the Advisor and of persons providing portfolio management services to the Fund. In this regard, the Board was

28

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2006 (continued)

presented with detailed information concerning the Advisor’s efforts in hiring, promoting and retaining qualified investment personnel, including enhancements in the quality and depth in the Advisor’s investment, trading, and administrative services departments due to the recruiting and hiring of additional staff in 2005 and the promotion of employees from within the Advisor in 2005 and 2006, recent changes within key management positions at the Advisor, the Advisor’s personnel retention efforts, and the Advisor’s current intentions regarding future changes in its organizational structure;

•	the Advisor’s efforts in recent years and on an ongoing basis to:

(1)	enhance its research capabilities and make investments in compliance, fund accounting and other technologies relating to the Funds’ operations in order to improve their effectiveness and efficiencies of operations;

(2)	grow Fund assets through increased marketing efforts and a focus on asset retention;

(3)	focus on determining the reasonableness of the investment advisory fees for each of the Munder Funds and, as appropriate, to adjust its investment advisory fees (including through the addition of contractual fee breakpoints or reducing its advisory fees), although no such adjustments were made with respect to the Fund in the current period;

(4)	renegotiate the fee arrangements with certain of the other service providers for the Munder Funds in order to reduce the total expense ratios of the Munder Funds and their classes of shares, although no such reductions were made in the current period; and

(5)	seek to better allocate the costs of services across the Munder Funds;

•	the Advisor’s performance, both generally with respect to all the Munder Funds and more specifically with respect to the Fund, as further described below;

•	the information provided by the Advisor in its Form ADV and in response to a detailed series of questions submitted by counsel to the Munder Funds;

29

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2006 (continued)

•	the terms of the Advisory Agreement; and

•	the general experience, business, operations and financial condition of the Advisor.

    Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the continuance of the Advisory Agreement.

    (b) The investment performance of the Fund and the Advisor: The Board considered the one-, three-, five- and ten-year and since inception total investment performance, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2005 and compared this information to the performance of the Fund’s benchmark index and the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”).

    In addition, the Board considered the Fund’s one-, three-, five- and ten-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well as the three-, five- and ten-year and the overall “star” ratings of the Fund by Morningstar, Inc. The Board also considered the Fund’s one-, three-, five-and ten-year total return for Class A Shares as of December 31, 2005 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund.

    In this regard, the Board considered that: (1) the Fund’s average annual total returns for Class Y Shares, on a gross basis, exceeded the performance of the benchmark for the one-, three- and five-year periods, and trailed for the ten-year and since inception periods, (2) the Fund’s total returns for Class Y Shares on a gross basis exceeded the median performance of the Fund’s Lipper peer group for the one-, three- and five-year periods, and trailed for the ten-year period, and (3) the Fund had favorable Morningstar ratings.

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund strongly supported approval of the continuance of the Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund: The Board considered detailed information provided by the Advisor as to the costs and profitability of the Advisor over the 12 months ended on December 31, 2005 and projections by the Advisor as to the costs and profitability of the Advisor over the 12 months ending on December 31, 2006, with respect to all services provided by the Advisor and its affiliates to the Fund and based on certain stated assumptions. Based on these facts, the Board concluded that the costs of

30

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2006 (continued)

the Advisor’s services and the profitability of the Advisor under the Advisory Agreement were not unreasonable.

    (d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale: The Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Fund’s shareholders through appropriate mechanisms in the future. Based on these facts, the Board concluded that the Advisor’s efforts in this regard strongly supported approving continuance of the Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable funds: The Board considered the Fund’s advisory fees and total expenses as they compared to those of comparable funds identified by Lipper in the case of the advisory fee comparisons and to the funds included in the Fund’s respective Lipper category in the case of total expense comparisons. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) of the Fund’s Class A Shares in comparison to those of each comparable fund in the Fund’s Lipper peer group and in comparison to the average, median, high and low net effective advisory fees of the funds in the Fund’s Lipper peer group. The Board also received separate information prepared by Strategic Insight Mutual Fund Research and Consulting, LLC, a third-party data mutual fund provider, that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. Based on these facts, the Board concluded that the current advisory fee and total fee levels of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Fund: The Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Fund, the Advisor may benefit from its relationship with the Fund in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the

31

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2006 (continued)

use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on these facts, the Board concluded that these additional benefits should not preclude approval of the continuance of the Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved the Advisory Agreement for an additional annual period commencing on July 1, 2006.

15.	Trustees and Executive Officers (Unaudited)

    Information about the Trustees and Executive Officers of the Munder Funds as of June 30, 2006, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below.

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 58	Trustee and Chairman	Indefinite; Trustee since 2/93; Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (real estate investment operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (10/97 to 12/05).	25	Fieldstone Investment Corporation (since 11/03)

32

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2006 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 59	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/real estate/manufacturing company) (since 1991).	25	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	25	Nighthawk Radiology Holdings, Inc. (since 3/04).

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 11/89	Vice President, Macomb Community College (since 7/01); Dean, Macomb Community College (since 9/97).	25	None

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	25	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company) (since 5/05).

33

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2006 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 47	Trustee(3)	Indefinite; Since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	24	Taubman Centers, Inc. (since 1/97).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 50	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	25	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04); LMS Medical Systems (health care technology company) (since 1/06).

34

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2006 (continued)

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Interested Trustee

Michael T. Monahan(4) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 67	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99).	25	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MSTII only.

(4)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica Incorporated, the indirect parent company of the Advisor. Mr. Monahan also receives retirement and health benefits from Comerica Incorporated.

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Executive Officers

John S. Adams 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	President & Principal Executive Officer	Through 2/07; since 4/06	President and Chief Investment Officer of Munder Capital Management (investment advisor) (since 3/06); President and Chief Investment Officer of Pierce Street Advisors, LLC (investment advisor) (since 3/06); Managing Director and Chief Investment Officer, Equities of Munder Capital Management (12/04 to 3/06); Senior Portfolio Manager of Munder Capital Management (6/87 to 12/04).

Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/07; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); General Counsel of Munder Capital Management (7/00 to 2/05); Director of Diversified Strategy Hedge Fund, Ltd. (since 1/06).

35

Munder Large-Cap Value Fund

Notes to Financial Statements, June 30, 2006 (continued)

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 40	Vice President & Principal Financial Officer	through 2/07; since 2/01	Managing Director and Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05).

Chérie N. Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 37	Treasurer & Principal Accounting Officer	through 2/07; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

36

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Large-Cap Value Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Large-Cap Value Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Large-Cap Value Fund of Munder Series Trust at June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 11, 2006

37

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38

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39

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNLCV606

ANNUAL REPORT
June 30, 2006
Munder Micro-Cap
Equity Fund
Class A, B, C, K, R & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    I am delighted to provide you with information about some very positive developments at Munder Capital Management, the investment advisor to The Munder Funds. By mutual agreement with Comerica Incorporated, Munder Capital’s partner for over 10 years, the management team and employees of Munder Capital, along with Crestview Capital Partners, L.P. and Grail Partners, LLC, are buying Comerica’s ownership position in the firm. We anticipate that the transfer of ownership will be completed prior to year end.

    Because Munder Capital retained its own operational infrastructure throughout its partnership with Comerica, we expect the transition to independent ownership of Munder Capital to be seamless. Among the most important outcomes from Munder Capital’s perspective are the continuity in our people and processes, and the opportunity for increased employee ownership. We have always believed that employee ownership is the best way to align our interests with the interests of our clients, and to attract and retain talented professionals. This is a key outcome of the new ownership structure.

    As I hope you can tell from this letter, I am very pleased with this announcement because of its positive implications for both The Munder Funds and for the Munder Capital team. The investment advisory agreement between The Munder Funds and the newly structured Munder Capital Management has been approved by the Board of Trustees of The Munder Funds. In the coming weeks, shareholders of the Funds will receive materials requesting their approval of the investment advisory agreement, which will be sought through a proxy statement. I encourage you to exercise your right to vote your shares.

    Thank you for your confidence in The Munder Funds. We look forward to continuing to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
President and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
vi	Hypothetical and Total Returns
viii	Shareholder Fee Example
1	Portfolio of Investments
10	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Statements of Changes in Net Assets — Capital Stock Activity
16	Financial Highlights
21	Notes to Financial Statements
41	Report of Independent Registered Public Accounting Firm

An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain a prospectus, please visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund invests in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. A substantial portion of the Fund’s assets are invested in real estate-related securities, which are subject to special risks related to property tax rates, property values and borrower defaults. This Fund also invests in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. In addition, performance and after-tax returns can be significantly impacted by Fund investments in initial public offerings (IPOs), which may involve short-term trading. We cannot, however, ensure that the Fund will obtain IPOs.

    Fund holdings are subject to change and percentages shown below are based on net assets as of June 30, 2006. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of June 30, 2006, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the year ended June 30, 2006. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Robert Crosby, Julie Hollinshead and John Richardson

    The Fund earned a return of 15.39% for the one year ended June 30, 2006, relative to the 14.28% return for the Russell Microcap Index, the 14.58% return for the Russell 2000 Index and the 13.22% median return for the Lipper universe of small-cap core funds.

    The Fund benefited from continued strength in smaller-capitalization stocks during the one year ended June 30, 2006. For the twelve-month period, the Fund performed well both in absolute terms and relative to its Russell Microcap benchmark. The industrials sector was the largest contributor to the Fund’s absolute and relative performance. In that sector, two stocks in the road & rail industry, Old Dominion Freight Line, Inc. (2.5% of the Fund) and Genesee & Wyoming, Inc. (1.6% of the Fund), and Ceradyne, Inc. (1.9% of the Fund) in the aerospace & defense industry each added over one percentage point to the Fund’s relative return for the year.

    An underweight and strong stock selection in the healthcare sector also made a significant positive contribution to returns. Air Methods Corporation (1.0% of the Fund), a provider of air medical transport services, was the key contributor in that sector. Finally, an overweight in energy also helped to boost the Fund’s relative performance.

    Only partially offsetting these positive factors was the weaker relative performance of the consumer discretionary, information technology and financials sectors. The consumer discretionary sector of the Fund posted a negative return, largely because of the weakness in homebuilders’ stocks, including Comstock Homebuilding Companies, Inc. (0.3% of the Fund), Orleans Homebuilders, Inc. (0.8% of the Fund) and Levitt Corporation, which was eliminated from the Fund in March. Tempur-Pedic International, Inc., which was sold in October, also had a negative impact on returns in the consumer discretionary sector.

    In the information technology sector, the strong performance of Diodes Incorporated (1.7% of the Fund), a semiconductor manufacturer, was offset by the negative performance of two software companies: KongZhong Corporation (0.5% of the Fund) and Sonic Solutions (1.1% of the Fund). Stratasys, Inc. in the computers & peripherals industry, and Hurray! Holding Co., Ltd. (0.4% of the Fund) in the Internet software & services industry also held back returns in the sector. Stratasys was sold from the Fund in February. In the financials sector, strong performance from insurance stocks was offset by the negative performance of Real Estate Investment Trusts (REITs), including Aames Investment Corporation (0.8% of the Fund), New York Mortgage Trust, Inc. (0.1% of the Fund) and ECC Capital Corporation (0.4% of the Fund).

iii

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Russell Microcap Index is an unmanaged index that measures the performance of the bottom 1,000 companies (based on market capitalization) in the Russell 2000 Index, plus the next 1,000 smallest companies. The Russell 2000 Index is an unmanaged index that measures the performance of the bottom 2,000 companies (based on market capitalization) in the Russell 3000 Index, an index representing approximately 98% of the U.S. equity market. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of small-cap core funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iv

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v

Hypothetical and Total Returns

The following graph represents the performance of the Munder Micro-Cap Equity Fund (the “Fund”) since the inception of its oldest class of shares, Class Y Shares. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Past performance is no guarantee of future results. Investment return and principal value of any investment will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder Micro-Cap Equity Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Initial Investment

vi

	GROWTH OF A $10,000 INVESTMENT

							Lipper
				Russell	Russell	Wilshire	Small-Cap
Class and	With		Without	Microcap	2000	Micro Cap	Core Funds
Inception Date	Load		Load	Index#	Index#	Index#	Median**

CLASS A (12/26/96)	$49,595	*	$52,471	$31,400	$22,522	$41,713	$27,225

CLASS B (2/24/97)	N/A		44,493	30,625	22,630	40,684	26,934

CLASS C (3/31/97)	N/A		48,322	32,078	23,751	42,614	27,966

CLASS K (12/31/96)	N/A		51,860	31,400	22,522	41,713	27,225

CLASS R (7/29/04)	N/A		14,094	12,973	13,444	13,106	13,371

CLASS Y (12/26/96)	N/A		53,666	31,400	22,522	41,713	27,225

	AVERAGE ANNUAL TOTAL RETURNS

	One		One	Five		Five	Since		Since
Class and	Year		Year	Years		Years	Inception		Inception
Inception Date	w/load		w/out load	w/load		w/out load	w/load		w/out load

CLASS A (12/26/96)	8.82%	*	15.14%	12.10%	*	13.38%	18.33%	*	19.04%

CLASS B (2/24/97)	9.29%	†	14.29%	12.29%†		12.54%	N/A		17.31%

CLASS C (3/31/97)	13.28%	†	14.28%	N/A		12.54%	N/A		18.56%

CLASS K (12/31/96)	N/A		15.11%	N/A		13.39%	N/A		18.92%

CLASS R (7/29/04)	N/A		14.84%	N/A		N/A	N/A		19.53%

CLASS Y (12/26/96)	N/A		15.39%	N/A		13.67%	N/A		19.32%

*	Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares.

†	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

#	The Russell Microcap Index is an unmanaged index that measures the performance of the bottom 1,000 companies (based on market capitalization) in the Russell 2000 Index, plus the next 1,000 smallest companies. The Russell 2000 Index is an unmanaged index that measures the performance of the bottom 2,000 companies (based on market capitalization) in the Russell 3000 Index, an index representing approximately 98% of the U.S. equity market. The Russell Microcap Index performance is available for periods beginning 7/1/00 or later. The Wilshire Micro Cap Index is used for periods prior to 7/1/00. The Wilshire Micro Cap Index is an unmanaged index that measures the performance of all stocks in the bottom half of the Dow Jones Wilshire 5000 Index (based on market capitalization). The Wilshire 5000 Index contains all U.S. headquartered equity securities with readily available price data. Index since inception comparative returns for Class A, Class B, Class C, Class K, Class R, and Class Y Shares of the Fund are as of 1/1/97, 3/1/97, 4/1/97, 1/1/97, 8/1/04, and 1/1/97, respectively.

**	The Lipper Small-Cap Core Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper Inc. under the same investment objective as the Fund. Lipper since inception comparative returns for Class A, Class B, Class C, Class K, Class R, and Class Y Shares of the Fund are as of 1/1/97, 3/1/97, 4/1/97, 1/1/97, 8/1/04, and 1/1/97, respectively.

vii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

viii

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	1/1/06	6/30/06	1/1/06-6/30/06	Ratio

Actual
Class A	$1,000.00	$1,049.70	$8.39	1.65%
Class B	$1,000.00	$1,045.80	$12.17	2.40%
Class C	$1,000.00	$1,045.80	$12.17	2.40%
Class K	$1,000.00	$1,049.50	$8.38	1.65%
Class R	$1,000.00	$1,048.10	$9.60	1.89%
Class Y	$1,000.00	$1,050.80	$7.12	1.40%

Hypothetical
Class A	$1,000.00	$1,016.61	$8.25	1.65%
Class B	$1,000.00	$1,012.89	$11.98	2.40%
Class C	$1,000.00	$1,012.89	$11.98	2.40%
Class K	$1,000.00	$1,016.61	$8.25	1.65%
Class R	$1,000.00	$1,015.42	$9.44	1.89%
Class Y	$1,000.00	$1,017.85	$7.00	1.40%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

ix

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x

Munder Micro-Cap Equity Fund

Portfolio of Investments, June 30, 2006

Shares		Value

COMMON STOCKS — 97.7%
Consumer Discretionary — 13.3%
Auto Components — 4.7%
307,600	Drew Industries Incorporated †,(a)	$9,966,240
268,200	Noble International, Ltd. (a)	3,840,624
217,300	Spartan Motors, Inc. (a)	3,342,074
405,800	Tenneco Automotive, Inc. †,(a)	10,550,800

		27,699,738

Diversified Consumer Services — 0.2%
22,300	Steiner Leisure Limited †,(a)	881,519

Hotels Restaurants & Leisure — 2.7%
106,031	Monarch Casino & Resort, Inc. †,(a)	2,981,591
674,221	Progressive Gaming International Corporation †,(a)	5,258,924
62,300	Shuffle Master, Inc. †,(a)	2,042,194
1,148,700	Youbet.com, Inc. †,(a)	5,548,221

		15,830,930

Household Durables — 1.7%
83,100	Cavco Industries, Inc. †,(a)	3,692,964
232,260	Comstock Homebuilding Companies, Inc., Class A †,(a)	1,470,206
304,700	Orleans Homebuilders, Inc. (a)	4,951,375

		10,114,545

Leisure Equipment & Products — 1.3%
438,800	Cybex International, Inc. †	2,847,812
191,900	MarineMax, Inc. †,(a)	5,033,537

		7,881,349

Multiline Retail — 0.7%
165,500	Conn’s, Inc. †,(a)	4,394,025

Specialty Retail — 2.0%
116,200	America’s Car-Mart, Inc. †,(a)	2,360,022
88,700	Hibbett Sporting Goods, Inc. †,(a)	2,119,930
232,600	Lithia Motors, Inc., Class A (a)	7,052,432

		11,532,384

Total Consumer Discretionary		78,334,490

See Notes to Financial Statements.

1

Munder Micro-Cap Equity Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy — 8.3%
Energy Equipment & Services — 3.2%
183,600	Enerflex Systems Ltd.	$4,580,543
830,400	Pason Systems, Inc.	12,162,537
75,800	Warrior Energy Service Corporation †	1,844,214

		18,587,294

Oil, Gas & Consumable Fuels — 5.1%
74,850	Atlas America, Inc. †,(a)	3,354,028
707,600	Brigham Exploration Company †,(a)	5,597,116
228,700	Mariner Energy, Inc. †	4,201,219
67,691	Horizon North Logistics, Inc. †,(b)	0
301,500	Petrohawk Energy Corporation †,(a)	3,798,900
423,200	Southwestern Energy Company †,(a)	13,186,912

		30,138,175

Total Energy		48,725,469

Financials — 32.5%
Capital Markets — 0.5%
256,000	Patriot Capital Funding, Inc.	2,841,600

Commercial Banks — 2.6%
88,600	Bank of the Ozarks, Inc. (a)	2,950,380
111,320	Capital Corp Of The West (a)	3,562,240
179,525	Center Financial Corporation (a)	4,243,971
78,338	Mercantile Bank Corporation (a)	3,121,769
57,700	Vineyard National Bancorp (a)	1,552,130

		15,430,490

Consumer Finance — 3.0%
97,900	Ace Cash Express, Inc. †,(a)	2,865,533
326,800	First Cash Financial Services, Inc. †	6,454,300
278,800	United PanAm Financial Corp. †	8,475,520

		17,795,353

Insurance — 5.9%
372,300	AmCOMP Incorporated †,(a)	3,924,042
139,000	Hub International Limited	3,643,190
463,700	Meadowbrook Insurance Group, Inc. †	3,857,984
75,000	National Interstate Corporation (a)	2,034,000
384,700	Republic Companies Group, Inc. (a)	6,813,037

See Notes to Financial Statements.

2

Shares		Value

Financials (Continued)
Insurance (Continued)
70,200	Scottish Re Group Limited (a)	$1,170,936
290,200	SeaBright Insurance Holdings, Inc. †,(a)	4,675,122
274,678	Tower Group, Inc. (a)	8,309,009

		34,427,320

Real Estate Investment Trusts (REITs) — 18.3%
951,800	Aames Investment Corporation (a)	4,749,482
455,200	Alesco Financial Trust, 144A (b),(c),(d),(e)	5,007,200
396,400	American Home Mortgage Investment Corp. (a)	14,611,304
575,800	Ashford Hospitality Trust, Inc. (a)	7,266,596
162,800	Corporate Office Properties Trust (a)	6,850,624
1,800,000	ECC Capital Corporation (a)	2,196,000
239,822	Feldman Mall Properties, Inc.	2,628,449
120,400	First Potomac Realty Trust (a)	3,586,716
177,900	Gramercy Capital Corp. (a)	4,607,610
271,500	Hersha Hospitality Trust, Class A (a)	2,522,235
779,900	HomeBanc Corp. (a)	6,192,406
393,100	JER Investors Trust Inc. †,(a)	6,112,705
330,400	KKR Financial Corp. (a)	6,875,624
327,600	Luminent Mortgage Capital, Inc. (a)	3,033,576
408,400	Medical Properties Trust, Inc. (a)	4,508,736
334,800	MortgageIT Holdings, Inc. (a)	4,037,688
98,000	New York Mortgage Trust, Inc. (a)	392,000
399,530	Newcastle Investment Corp. (a)	10,116,100
632,800	NorthStar Realty Finance Corp. (a)	7,599,928
309,500	Taberna Realty Finance Trust, 144A (b),(c),(d),(e)	4,642,500

		107,537,479

Real Estate Management & Development — 0.5%
261,200	Asset Capital Corp., Inc., 144A (b),(c),(d),(e)	2,750,436

Thrifts & Mortgage Finance — 1.7%
202,800	Accredited Home Lenders Holding Co. †,(a)	9,695,868
28,593	Clayton Holdings, Inc. †	373,139

		10,069,007

Total Financials		190,851,685

See Notes to Financial Statements.

3

Munder Micro-Cap Equity Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Health Care — 6.7%
Health Care Equipment & Supplies — 2.6%
225,050	Neogen Corporation †	$4,302,956
79,175	Orthofix International N.V. †	3,018,943
38,000	Palomar Medical Technologies Inc. †,(a)	1,733,940
174,800	PolyMedica Corporation (a)	6,285,808

		15,341,647

Health Care Providers & Services — 2.7%
233,600	Air Methods Corporation †,(a)	6,115,648
195,300	American Dental Partners, Inc. †,(a)	2,980,278
72,700	LCA-Vision, Inc. (a),(f)	3,846,557
162,900	Psychemedics Corp.	2,860,524

		15,803,007

Life Sciences Tools & Services — 0.5%
253,100	MEDTOX Scientific, Inc. †	2,353,830
13,900	Molecular Devices Corporation †,(a)	424,784

		2,778,614

Pharmaceuticals — 0.9%
240,900	Matrixx Initiatives, Inc. †,(a)	3,748,404
141,200	Salix Pharmaceuticals, Ltd. †,(a)	1,736,760

		5,485,164

Total Health Care		39,408,432

Industrials — 19.7%
Aerospace & Defense — 4.1%
229,073	Ceradyne, Inc. †,(a)	11,336,823
579,000	Essex Corporation †,(a)	10,665,180
600,000	TVI Corporation †,(a)	2,118,000

		24,120,003

Building Products — 2.2%
262,000	PGT, Inc. †	4,139,600
138,800	Universal Forest Products, Inc. (a)	8,706,924

		12,846,524

See Notes to Financial Statements.

4

Shares		Value

Industrials (Continued)
Commercial Services & Supplies — 1.7%
339,600	Exponent, Inc. †,(a)	$5,739,240
179,400	Team, Inc. †,(a)	4,493,970

		10,233,210

Construction & Engineering — 0.2%
53,442	Stantec Inc. †,(a)	1,010,054

Electrical Equipment — 0.1%
27,800	LaBarge, Inc. †,(a)	368,906

Industrial Conglomerates — 1.0%
182,700	Raven Industries, Inc. (a)	5,755,050

Machinery — 3.9%
118,400	Actuant Corporation, Class A (a)	5,914,080
76,800	Cascade Corporation (a)	3,037,440
357,400	Commercial Vehicle Group, Inc. †,(a)	7,391,032
76,800	Middleby Corporation (The) †,(a)	6,647,808

		22,990,360

Road & Rail — 5.5%
258,674	Genesee & Wyoming, Inc., Class A †,(a)	9,175,167
388,199	Marten Transport, Ltd. †,(a)	8,439,446
390,020	Old Dominion Freight Line, Inc. †,(a)	14,660,852

		32,275,465

Trading Companies & Distributors — 1.0%
368,700	Rush Enterprises, Inc., Class B †	6,231,030

Total Industrials		115,830,602

Information Technology — 14.5%
Communications Equipment — 2.0%
554,100	Digi International, Inc. †,(a)	6,942,873
231,500	NETGEAR, Inc. †,(a)	5,011,975

		11,954,848

Computers & Peripherals — 1.0%
301,485	Rimage Corporation †,(a)	6,156,324

See Notes to Financial Statements.

5

Munder Micro-Cap Equity Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Electronic Equipment & Instruments — 1.9%
214,049	ID Systems, Inc. †,(a)	$3,795,089
37,100	Multi-Fineline Electronix, Inc. †,(a)	1,231,349
435,300	TTM Technologies, Inc. †	6,298,791

		11,325,229

Information Technology Services — 2.0%
149,700	ManTech International Corporation, Class A †,(a)	4,619,742
234,700	SI International, Inc. †,(a)	7,195,902

		11,815,644

Internet Software & Services — 2.7%
55,100	Aladdin Knowledge Systems Ltd. †,(a)	1,121,285
410,300	Hurray! Holding Co., Ltd., ADR †,(a)	2,248,444
292,200	j2 Global Communications, Inc. †,(a)	9,122,484
150,000	Websense, Inc. †,(a)	3,081,000

		15,573,213

Semiconductors & Semiconductor Equipment — 3.3%
50,200	ADE Corporation †,(a)	1,630,998
235,349	Diodes Incorporated †,(a)	9,752,862
221,700	Silicon Motion Technology Corporation, ADR †,(a)	3,179,178
348,500	Ultra Clean Holdings, Inc. †	3,049,375
341,800	White Electronic Designs Corporation †	1,736,344

		19,348,757

Software — 1.6%
300,700	KongZhong Corporation, ADR †,(a)	2,646,160
393,400	Sonic Solutions †,(a)	6,491,100

		9,137,260

Total Information Technology		85,311,275

Materials — 2.4%
Chemicals — 1.0%
621,000	Landec Corporation †,(a)	5,744,250

Metals & Mining — 1.4%
200,400	Novamerican Steel Inc. †	8,110,188

Total Materials		13,854,438

See Notes to Financial Statements.

6

Shares		Value

Telecommunication Services — 0.3%
Wireless Telecommunication Services — 0.3%
344,700	Linktone Ltd., ADR †,(a)	$2,050,965

TOTAL COMMON STOCKS
(Cost $405,890,440)		574,367,356

INVESTMENT COMPANY SECURITIES — 1.4%
Energy — 1.4%
Oil, Gas & Consumable Fuels — 0.4%
174,500	NGP Capital Resources Company (a)	2,552,935

Energy Equipment & Services — 1.0%
235,200	Mullen Group Income Fund	6,089,116

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $4,356,467)		8,642,051

WARRANT — 0.0%
(Cost $0)
Energy — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
47,628	Horizon North Logistics, Inc., expires 07/01/06, (exercise price $2.40) †,(b)	0

Principal
Amount

REPURCHASE AGREEMENT — 1.2%
(Cost $6,917,000)
$6,917,000	Agreement with State Street Bank and Trust Company, 4.780% dated 06/30/2006, to be repurchased at $6,919,755 on 07/03/2006, collateralized by $6,875,000 FNMA, 6.000% maturing 05/15/2011 (value $7,056,541)	6,917,000

Shares

COLLATERAL FOR SECURITIES ON LOAN — 22.9%
(Cost $134,487,207)
134,487,207	State Street Navigator Securities Trust – Prime Portfolio (g)	134,487,207

See Notes to Financial Statements.

7

Munder Micro-Cap Equity Fund

Portfolio of Investments, June 30, 2006 (continued)

		Value

TOTAL INVESTMENTS
(Cost $551,651,114)	123.2%	$724,413,614
OTHER ASSETS AND LIABILITIES (Net)	(23.2)	(136,470,663)

NET ASSETS	100.0%	$587,942,951

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	Fair valued security as of June 30, 2006 (See Notes to Financial Statements, Note 2). At June 30, 2006, these securities represent $12,400,136, 2.1% of net assets.

(c)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(d)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(e)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At June 30, 2006, securities subject to restrictions on resale that have not been deemed to be liquid represent $12,400,136, 2.1% of net assets.

Security	Acquisition Date	Cost

Alesco Financial Trust, 144A	01/25/06	$3,100,000
	04/28/06	1,603,008
Asset Capital Corp., Inc. 144A	06/23/05	2,220,200
Taberna Realty Finance Trust, 144A	08/04/05	1,892,400
	09/12/05	839,130
	09/14/05	112,050
	09/19/05	34,860
	09/21/05	903,870

(f)	Security, or a portion thereof, is subject to written call options contracts.

(g)	At June 30, 2006, the market value of the securities on loan is $130,813,054.

OPEN OPTIONS CONTRACTS WRITTEN

	Number of	Exercise	Expiration
Name of Issuer	Contracts	Price	Date	Value

LCA Vision, Inc., Call Options	700	$55.00	9/16/2006	$273,000

ABBREVIATIONS:
ADR  — American Depositary Receipt
FNMA — Federal National Mortgage Association

See Notes to Financial Statements.

8

At June 30, 2006, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	90.5%	$532,186,605
Canada	4.4	25,863,321
China	1.2	6,945,569
Taiwan	0.5	3,179,178
Netherlands	0.5	3,018,943
Bermuda	0.2	1,170,936
Israel	0.2	1,121,285
Bahamas	0.2	881,519

TOTAL COMMON STOCKS	97.7	574,367,356
INVESTMENT COMPANY SECURITIES	1.4	8,642,051
WARRANT	0.0	0
REPURCHASE AGREEMENT	1.2	6,917,000
COLLATERAL FOR SECURITIES ON LOAN	22.9	134,487,207

TOTAL INVESTMENTS	123.2	724,413,614
OTHER ASSETS AND LIABILITIES (Net)	(23.2)	(136,470,663)

NET ASSETS	100.0%	$587,942,951

See Notes to Financial Statements.

9

Munder Micro-Cap Equity Fund

Statement of Assets and Liabilities, June 30, 2006

ASSETS:
Investments, at value
See accompanying schedule:
Securities (including $130,813,054 of securities loaned)	$717,496,614
Repurchase agreement	6,917,000

Total Investments	724,413,614
Cash	56,832
Interest receivable	918
Dividends receivable	1,102,380
Receivable for investment securities sold	2,346,254
Receivable for Fund shares sold	563,654
Prepaid expenses and other assets	70,704

Total Assets	728,554,356

LIABILITIES:
Payable upon return of securities loaned	134,487,207
Payable for investment securities purchased	3,723,540
Payable for Fund shares redeemed	1,089,528
Investment advisory fees payable	463,699
Outstanding options written, at value (premiums received — $408,787)	273,000
Transfer agency/record keeping fees payable	205,468
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	196,954
Trustees’ fees and expenses payable	57,084
Administration fees payable	53,365
Custody fees payable	7,850
Shareholder servicing fees payable — Class K Shares	2,270
Accrued expenses and other payables	51,440

Total Liabilities	140,611,405

NET ASSETS	$587,942,951

Investments, at cost	$551,651,114

See Notes to Financial Statements.

10

NET ASSETS consist of:
Distributions in excess of net investment income	$(37,776)
Accumulated net realized loss on investments sold	(204,656)
Net unrealized appreciation of investments	172,898,511
Paid-in capital	415,286,872

$587,942,951

NET ASSETS:
Class A Shares	$393,067,685

Class B Shares	$50,718,471

Class C Shares	$101,613,041

Class K Shares	$10,308,986

Class R Shares	$1,936,030

Class Y Shares	$30,298,738

SHARES OUTSTANDING:
Class A Shares	8,661,713

Class B Shares	1,199,911

Class C Shares	2,403,526

Class K Shares	227,090

Class R Shares	42,753

Class Y Shares	653,385

CLASS A SHARES:
Net asset value and redemption price per share	$45.38

Maximum sales charge	5.50%
Maximum offering price per share	$48.02

CLASS B SHARES:
Net asset value and offering price per share*	$42.27

CLASS C SHARES:
Net asset value and offering price per share*	$42.28

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$45.40

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$45.28

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$46.37

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

11

Munder Micro-Cap Equity Fund

Statement of Operations, For the Year Ended June 30, 2006

INVESTMENT INCOME:
Interest	$735,947
Dividends(a)	8,924,781
Securities lending	329,416

Total Investment Income	9,990,144

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	885,493
Class B Shares	596,834
Class C Shares	972,172
Class R Shares	7,505
Shareholder servicing fees:
Class K Shares	24,543
Investment advisory fees	5,577,097
Transfer agency/record keeping fees	1,130,828
Administration fees	658,718
Printing and mailing fees	137,878
Custody fees	108,263
Registration and filing fees	94,588
Legal and audit fees	44,642
Trustees’ fees and expenses	31,077
Other	52,991

Total Expenses	10,322,629

NET INVESTMENT LOSS	(332,485)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	15,822,875
Options written	2,101,127
Foreign currency-related transactions	(3,629)
Net change in unrealized appreciation/(depreciation) of:
Securities	55,992,274
Options written	171,038
Foreign currency-related transactions	(301)

Net realized and unrealized gain on investments	74,083,384

NET INCREASE NET ASSETS RESULTING FROM OPERATIONS	$73,750,899

(a)	Net of foreign withholding taxes of $83,156.

See Notes to Financial Statements.

12

Munder Micro-Cap Equity Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005(a)

Net investment income/(loss)	$(332,485)	$(1,429,553)
Net realized gain from security transactions, options written and foreign currency-related transactions	17,920,373	24,093,939
Net change in unrealized appreciation/(depreciation) of securities, options written and foreign currency-related transactions	56,163,011	34,202,531

Net increase in net assets resulting from operations	73,750,899	56,866,917
Dividends to shareholders from net investment income:
Class A Shares	(1,171,716)	—
Class K Shares	(31,067)	—
Class R Shares	(1,337)	—
Class Y Shares	(200,073)	—
Distributions to shareholders from net realized gains:
Class A Shares	(13,517,762)	—
Class B Shares	(2,858,041)	—
Class C Shares	(4,091,438)	—
Class K Shares	(407,047)	—
Class R Shares	(56,559)	—
Class Y Shares	(1,482,466)	—
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	95,887,931	87,603,486
Class B Shares	(15,792,475)	(3,453,902)
Class C Shares	15,358,432	17,326,962
Class K Shares	221,205	2,447,755
Class R Shares	860,092	836,321
Class Y Shares	(6,886,289)	21,253,564
Short-term trading fees	43,128	48,961
Voluntary contribution from Advisor	82,370	—

Net increase in net assets	139,707,787	182,930,064
NET ASSETS:
Beginning of year	448,235,164	265,305,100

End of year	$587,942,951	$448,235,164

Distributions in excess of net investment income	$(37,776)	$—

Accumulated net investment loss	$—	$(354,087)

(a)	Class R Shares of the Fund commenced operations on July 29, 2004.

See Notes to Financial Statements.

13

Munder Micro-Cap Equity Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005(a)

Amount
Class A Shares:
Sold*	$172,839,967	$146,613,998
Issued as reinvestment of dividends and distributions	11,484,383	—
Proceeds received in merger	—	6,119,287
Redeemed	(88,436,419)	(65,129,799)

Net increase	$95,887,931	$87,603,486

Class B Shares:
Sold	$9,196,988	$12,102,079
Issued as reinvestment of distributions	2,185,346	—
Proceeds received in merger	—	1,872,498
Redeemed*	(27,174,809)	(17,428,479)

Net decrease	$(15,792,475)	$(3,453,902)

Class C Shares:
Sold	$30,886,037	$29,212,017
Issued as reinvestment of distributions	2,766,556	—
Proceeds received in merger	—	1,338,548
Redeemed	(18,294,161)	(13,223,603)

Net increase	$15,358,432	$17,326,962

Class K Shares:
Sold	$1,253,106	$2,380,536
Issued as reinvestment of dividends and distributions	98,561	—
Proceeds received in merger	—	3,503,784
Redeemed	(1,130,462)	(3,436,565)

Net increase	$221,205	$2,447,755

Class R Shares:
Sold	$2,277,412	$930,668
Issued as reinvestment of dividends and distributions	57,767	—
Redeemed	(1,475,087)	(94,347)

Net increase	$860,092	$836,321

Class Y Shares:
Sold	$3,044,450	$4,728,627
Issued as reinvestment of dividends and distributions	525,589	—
Proceeds received in merger	—	17,786,246
Redeemed	(10,456,328)	(1,261,309)

Net increase/(decrease)	$(6,886,289)	$21,253,564

*	May include amounts automatically converted from Class B Shares to Class A Shares.

(a)	Class R Shares of the Fund commenced operations on July 29, 2004.

See Notes to Financial Statements.

14

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005(a)

Shares
Class A Shares:
Sold*	3,960,412	3,908,134
Issued as reinvestment of dividends and distributions	272,659	—
Issued in exchange for proceeds received in merger	—	152,411
Redeemed	(2,003,834)	(1,740,453)

Net increase	2,229,237	2,320,092

Class B Shares:
Sold	227,559	346,127
Issued as reinvestment of distributions	55,720	—
Issued in exchange for proceeds received in merger	—	49,576
Redeemed*	(651,298)	(492,157)

Net decrease	(368,019)	(96,454)

Class C Shares:
Sold	768,554	826,574
Issued as reinvestment of distributions	70,461	—
Issued in exchange for proceeds received in merger	—	35,430
Redeemed	(444,800)	(371,281)

Net increase	394,215	490,723

Class K Shares:
Sold	27,967	59,967
Issued as reinvestment of dividends and distributions	2,342	—
Issued in exchange for proceeds received in merger	—	87,225
Redeemed	(25,780)	(86,954)

Net increase	4,529	60,238

Class R Shares:
Sold	51,543	24,528
Issued as reinvestment of dividends and distributions	1,376	—
Redeemed	(32,291)	(2,403)

Net increase	20,628	22,125

Class Y Shares:
Sold	68,856	124,050
Issued as reinvestment of dividends and distributions	12,206	—
Issued in exchange for proceeds received in merger	—	434,234
Redeemed	(230,909)	(33,107)

Net increase/(decrease)	(149,847)	525,177

*	May include amounts automatically converted from Class B Shares to Class A Shares.

(a)	Class R Shares of the Fund commenced operations on July 29, 2004.

See Notes to Financial Statements.

15

Munder Micro-Cap Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$41.30		$35.06	$23.96	$25.12	$25.38

Income/(loss) from investment operations:
Net investment income/(loss)	0.06		(0.06)	(0.15)	(0.20)	(0.27)
Net realized and unrealized gain/(loss) on investments	6.00		6.30	11.24	(0.96)	0.01

Total from investment operations	6.06		6.24	11.09	(1.16)	(0.26)

Less distributions:
Dividends from net investment income	(0.14)		—	—	—	—
Distributions from net realized gains	(1.85)		—	—	—	—

Total distributions	(1.99)		—	—	—	—

Short-term trading fees	0.00	(d)	0.00 (d)	0.01	—	—

Voluntary contribution from Advisor	0.01		—	—	—	—

Net asset value, end of period	$45.38		$41.30	$35.06	$23.96	$25.12

Total return(b)	15.14	%(e)	17.77%	46.33%	(4.66)%	(0.99)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$393,068		$265,645	$144,184	$62,027	$56,222
Ratio of operating expenses to average net assets	1.65%		1.74%	1.80%	1.98%	1.66%
Ratio of net investment income/(loss) to average net assets	0.13%		(0.16)%	(0.47)%	(1.00)%	(1.12)%
Portfolio turnover rate	26%		36%	52%	66%	118%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	1.65%		1.74%	1.81%	1.99%	1.67%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on December 26, 1996 and February 24, 1997, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 15.12% for Class A Shares and 14.26% for Class B Shares.

See Notes to Financial Statements.

16

B Shares

Year		Year	Year	Year	Year
Ended		Ended	Ended	Ended	Ended
6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

$38.74		$33.14	$22.81	$24.10	$24.52

(0.25)		(0.33)	(0.37)	(0.34)	(0.43)
5.62		5.93	10.69	(0.95)	0.01

5.37		5.60	10.32	(1.29)	(0.42)

—		—	—	—	—
(1.85)		—	—	—	—

(1.85)		—	—	—	—

0.00	(d)	0.00 (d)	0.01	—	—

0.01		—	—	—	—

$42.27		$38.74	$33.14	$22.81	$24.10

14.29	%(e)	16.90%	45.22%	(5.35)%	(1.67)%

$50,718		$60,749	$55,158	$40,548	$49,062
2.40%		2.49%	2.55%	2.73%	2.41%
(0.61)%		(0.95)%	(1.22)%	(1.75)%	(1.87)%
26%		36%	52%	66%	118%
2.40%		2.49%	2.56%	2.74%	2.42%

See Notes to Financial Statements.

17

Munder Micro-Cap Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$38.75		$33.15	$22.82	$24.11	$24.53

Income/(loss) from investment operations:
Net investment income/(loss)	(0.25)		(0.33)	(0.37)	(0.34)	(0.44)
Net realized and unrealized gain/(loss) on investments	5.62		5.93	10.69	(0.95)	0.02

Total from investment operations	5.37		5.60	10.32	(1.29)	(0.42)

Less distributions:
Dividends from net investment income	—		—	—	—	—
Distributions from net realized gains	(1.85)		—	—	—	—

Total distributions	(1.85)		—	—	—	—

Short-term trading fees	0.00	(d)	0.00 (d)	0.01	—	—

Voluntary contribution from Advisor	0.01		—	—	—	—

Net asset value, end of period	$42.28		$38.75	$33.15	$22.82	$24.11

Total return(b)	14.28	%(e)	16.89%	45.20%	(5.35)%	(1.67)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$101,613		$77,869	$50,341	$25,175	$28,050
Ratio of operating expenses to average net assets	2.40%		2.49%	2.55%	2.73%	2.41%
Ratio of net investment income/(loss) to average net assets	(0.61)%		(0.92)%	(1.22)%	(1.75)%	(1.87)%
Portfolio turnover rate	26%		36%	52%	66%	118%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.40%		2.49%	2.56%	2.74%	2.42%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on March 31, 1997 and December 31, 1996, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 14.25% for Class C Shares and 15.09% for Class K Shares.

See Notes to Financial Statements.

18

K Shares

Year		Year	Year	Year	Year
Ended		Ended	Ended	Ended	Ended
6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

$41.31		$35.07	$23.96	$25.13	$25.37

0.06		(0.06)	(0.15)	(0.20)	(0.27)
6.01		6.30	11.25	(0.97)	0.03

6.07		6.24	11.10	(1.17)	(0.24)

(0.14)		—	—	—	—
(1.85)		—	—	—	—

(1.99)		—	—	—	—

0.00	(d)	0.00 (d)	0.01	—	—

0.01		—	—	—	—

$45.40		$41.31	$35.07	$23.96	$25.13

15.11	%(e)	17.79%	46.31%	(4.62)%	(0.95)%

$10,309		$9,195	$5,693	$3,989	$5,300
1.65%		1.74%	1.80%	1.98%	1.66%
0.14%		(0.15)%	(0.47)%	(1.00)%	(1.12)%
26%		36%	52%	66%	118%
1.65%		1.74%	1.81%	1.99%	1.67%

See Notes to Financial Statements.

19

Munder Micro-Cap Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	R Shares				Y Shares

	Year		Period		Year		Year	Year	Year	Year
	Ended		Ended		Ended		Ended	Ended	Ended	Ended
	6/30/06(c)		6/30/05(c)		6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$41.21		$33.58		$42.16		$35.71	$24.34	$25.46	$25.63

Income/(loss) from investment operations:
Net investment income/(loss)	(0.03)		(0.11)		0.17		0.08	(0.07)	(0.15)	(0.21)
Net realized and unrealized gain/ (loss) on investments	5.97		7.74		6.13		6.37	11.43	(0.97)	0.04

Total from investment operations	5.94		7.63		6.30		6.45	11.36	(1.12)	(0.17)

Less distributions:
Dividends from net investment income	(0.03)		—		(0.25)		—	—	—	—
Distributions from net realized gains	(1.85)		—		(1.85)		—	—	—	—

Total distributions	(1.88)		—		(2.10)		—	—	—	—

Short-term trading fees	0.00	(d)	0.00	(d)	0.00	(d)	0.00 (d)	0.01	—	—

Voluntary contribution from Advisor	0.01		—		0.01		—	—	—	—

Net asset value, end of period	$45.28		$41.21		$46.37		$42.16	$35.71	$24.34	$25.46

Total return(b)	14.84	%(f)	22.72%		15.39	%(f)	18.06%	46.71%	(4.40)%	(0.66)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$1,936		$912		$30,299		$33,865	$9,928	$8,576	$13,515
Ratio of operating expenses to average net assets	1.90%		1.99	%(e)	1.40%		1.49%	1.55%	1.73%	1.41%
Ratio of net investment income/(loss) to average net assets	(0.08)%		(0.31	)%(e)	0.39%		0.20%	(0.22)%	(0.75)%	(0.87)%
Portfolio turnover rate	26%		36%		26%		36%	52%	66%	118%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	1.90%		1.99	%(e)	1.40%		1.49%	1.56%	1.74%	1.42%

(a)	Class R Shares and Y Shares of the Fund commenced operations on July 29, 2004 and December 26, 1996 respectively.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

(f)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 14.82% for Class R Shares and 15.37% for Class Y Shares.

See Notes to Financial Statements.

20

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2006

1. Organization

    As of June 30, 2006, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Micro-Cap Equity Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest each without par value.

    The Fund currently is closed to new investors, subject to certain limited exceptions. The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

    On February 25, 2005, the Fund acquired all of the assets and assumed all of the liabilities of the Munder Small Company Growth Fund in a tax-free exchange of shares of and the subsequent liquidation of the Munder Small Company Growth Fund. The Agreement and Plan of Reorganization was approved by the Shareholders of the Munder Small Company Growth Fund at a Special Meeting of the Shareholders held on February 24, 2005.

21

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2006 (continued)

    Number of Shares outstanding of the Munder Small Company Growth Fund prior to merger:

Class A	449,254
Class B	153,698
Class C	108,095
Class K	261,359
Class Y	1,283,557

    Number of Shares issued of the Fund for Shares of the Munder Small Company Growth Fund:

Class A	152,411
Class B	49,576
Class C	35,430
Class K	87,225
Class Y	434,234
    Unrealized appreciation immediately prior to acquisition of all assets and assumption of all liabilities of the Munder Small Company Growth Fund was $6,203,795.

    There were no undistributed income or gain amounts unpaid prior to the merger of the Munder Small Company Growth Fund.

	Prior to Merger	After Merger

Net assets of Munder Small Company Growth Fund
Class A	$6,119,287	$—
Class B	1,872,498	—
Class C	1,338,548	—
Class K	3,503,784	—
Class Y	17,786,246	—
Net assets of the Fund
Class A	$232,702,601	$238,821,888
Class B	62,005,479	63,877,977
Class C	72,058,257	73,396,805
Class K	6,155,026	9,658,810
Class R	836,092	836,092
Class Y	14,749,492	32,535,738

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period.

22

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2006 (continued)

Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/ (depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

23

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2006 (continued)

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

24

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2006 (continued)

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to 25% of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Options: The Fund may write call options on securities it owns for hedging purposes. When the Fund writes a call option, an amount equal to the premium received is recorded as an asset and an equivalent liability. The amount of the liability is adjusted daily to reflect the current market value of the option. If an option written by the Fund expires on its stipulated expiration date, the Fund realizes a gain equal to the premium received for the option. If the Fund enters into a closing purchase transaction on an option written by it, the Fund realizes a gain or loss equal to the difference between the cost of the closing purchase transaction and the premium received when the call was written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. The Fund instructs the

25

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2006 (continued)

custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Short-Term Trading (Redemption) Fees: During the year ended June 30, 2006, a short-term trading fee of 2% was assessed on certain redemptions of Fund shares made within 60 days of purchase as described in the Fund’s prospectus. The fee, which was retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed daily and payable monthly at an annual rate of 1.00% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

26

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2006 (continued)

    For the year ended June 30, 2006, the Advisor earned $658,718 before payment of sub-administration fees and $439,246 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2006, the Fund paid an annual effective rate of 0.1180% for administrative services.

    The Advisor made a voluntary capital contribution to the Fund during the year ended June 30, 2006 of $82,370 after completing a review of the application of the Fund’s redemption fee policy in prior years.

    A capital contribution was also made to the Fund during the year ended June 30, 2006 in the amount of $191,335 to reimburse the Fund for a trade correction loss. This amount is included in realized gain from security transactions on the Statement of Operations. The portion of the contribution made by the Advisor was $102,135.

    Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis) as of June 30, 2006. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $2,225 for its administrative, record keeping and other related services provided to the Fund for the year ended June 30, 2006. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, earned $39 from commissions on sales of Class A Shares for the year ended June 30, 2006.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of

27

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2006 (continued)

deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the ”Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B, Class C and Class R Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

    For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Distributor. No payments are made under the Plan with regard to Class Y Shares. Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2006, the Fund paid $496 to Comerica Securities and $24,143 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C, Class K and Class R shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $222,481,569 and $143,165,716, respectively, for the year ended June 30, 2006.

    At June 30, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $189,999,274, aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $17,047,563 and net appreciation for

28

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2006 (continued)

Federal income tax purposes was $172,951,711. At June 30, 2006, aggregate cost for Federal income tax purposes was $551,461,903.

    For the year ended June 30, 2006, the Fund had the following written covered call option contracts:

	Number of Contracts	Premium Amount

Beginning of period	480	$233,549
Written during the period	6,700	2,276,365
Exercised during the period	—	—
Expired during the period	(6,480)	(2,101,127)
Closed during the period	—	—

Balance at end of period	700	$408,787

6. Revolving Line of Credit

    Effective December 14, 2005, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 13, 2006 on the daily amount of the unused commitment. During the year ended June 30, 2006, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2006, total commitment fees for the Fund were $6,233.

7.	Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.	Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

29

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2006 (continued)

    As determined on June 30, 2006, permanent differences resulting primarily from foreign currency gains and losses, passive foreign investment company gains and losses, net operating losses and distribution redesignations were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed Net	Accumulated Net	Paid in
Investment Income	Realized Loss	Capital

$2,052,989	$(1,666,483)	$(386,506)

    The tax character of dividends and distributions paid to shareholders during the years ended June 30, 2006 and June 30, 2005 were as follows:

Long-term
Capital Gains

June 30, 2005	$—
June 30, 2006	$23,817,506

    At June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Post	Undistributed
October	Long-Term	Capital	Unrealized
Loss	Gains	Loss Carryover	Appreciation	Total

(5,194)	$8,229,667	$(8,623,534)	$173,087,722	$172,688,661

    The differences between book and tax distributable earnings are primarily due to wash sales, real estate investment trust basis adjustments and deferred trustees’ fees.

    As determined at June 30, 2006, the Fund had available for Federal income tax purposes, $8,623,534 of unused capital losses expiring in 2010. These losses were inherited in the February 25, 2005 merger with the Munder Small Company Growth Fund and are subject to limitations.

    Certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net foreign currency losses arising between November 1, 2005 and June 30, 2006 of $5,194.

    The Fund utilized capital loss carryforwards during the year ended June 30, 2006 in the amount of $3,518,379.

30

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2006 (continued)

9.	Tax Information (Unaudited)

    For the fiscal year ended June 30, 2006, the Fund designated approximately $8,924,781 pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.

10.	Subsequent Event (Unaudited)

    On August 4, 2006, the management team of the Advisor announced that it has partnered with Grail Partners, LLC and private equity firm Crestview Partners, L.P. to acquire Comerica’s controlling interest in the Advisor. If, as expected, the transaction closes, the Advisor’s current investment advisory agreement with the Fund will automatically terminate under applicable law at the time of the closing. On August 22, 2006, the Board of Trustees of the Munder Funds approved a new investment advisory agreement with the Advisor subject to approval by shareholders of the Fund at a Special Meeting called for October 26, 2006. The new investment advisory agreement is expected to become effective on the date of the closing of the transaction.

11.	Quarterly Portfolio Schedule (Unaudited)

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12.	Proxy Voting Policies and Procedures (Unaudited)

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

13.	Proxy Voting Record (Unaudited)

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30.

31

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2006 (continued)

Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

14.	Approval of Investment Advisory Agreement (Unaudited)

    The Advisor provides investment advisory services to the Fund under a Combined Investment Advisory Agreement dated June 13, 2003 and amended most recently as of May 16, 2006 (“Advisory Agreement”). On May 16, 2006, the Board of Trustees approved the continuation of the Advisory Agreement with respect to the Fund for an additional one-year period commencing on July 1, 2006. In determining whether to approve the continuation of the Advisory Agreement, the Board requested, and received from the Advisor, the information that the Board believed to be reasonably necessary to reach its conclusion, including the information described below. Both in meetings specifically dedicated to renewal of the Advisory Agreement and in other meetings during the course of the year, the Board received materials relating to the services provided to the Munder Funds by the Advisor. In evaluating the Advisory Agreement, the Board conducted a review that was specifically focused upon the renewal of the Advisory Agreement, and relied upon their knowledge, resulting from their meetings throughout the year, of the Advisor, its services and the Munder Funds.

    The Board considered many factors in evaluating whether the Advisory Agreement and the fees provided therein with respect to the Fund should be continued for an additional one-year period. The Board was advised by legal counsel to the Munder Funds and the “Non-Interested Trustees” also were advised by their independent legal counsel with respect to their deliberations regarding the continuation of the Advisory Agreement. (A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act.)

    Among other factors, the Board requested, considered and evaluated information regarding:

    (a) The nature, extent and quality of the services provided by the Advisor to the Fund under the Advisory Agreement: With respect to this factor, the Board considered:

•	the qualifications of management of the Advisor and of persons providing portfolio management services to the Fund. In this regard, The Board was

32

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2006 (continued)

presented with detailed information concerning the Advisor’s efforts in hiring, promoting and retaining qualified investment personnel, including enhancements in the quality and depth in the Advisor’s investment, trading, and administrative services departments due to the recruiting and hiring of additional staff in 2005 and the promotion of employees from within the Advisor in 2005 and 2006, recent changes within key management positions at the Advisor, the Advisor’s personnel retention efforts, and the Advisor’s current intentions regarding future changes in its organizational structure.;

•	the Advisor’s efforts in recent years and on an ongoing basis to:

(1)	enhance its research capabilities and make investments in compliance, fund accounting and other technologies relating to the Funds’ operations in order to improve their effectiveness and efficiencies of operations;

(2)	grow Fund assets through increased marketing efforts and a focus on asset retention;

(3)	focus on determining the reasonableness of the investment advisory fees for each of the Munder Funds and, as appropriate, to adjust its investment advisory fees (including through the addition of contractual fee breakpoints or reducing its advisory fees), although no such adjustments were made with respect to the Fund in the current period;

(4)	renegotiate the fee arrangements with certain of the other service providers for the Munder Funds in order to reduce the total expense ratios of the Munder Funds and their classes of shares, although no such reductions were made in the current period; and

(5)	seek to better allocate the costs of services across the Munder Funds;

•	the Advisor’s performance, both generally with respect to all the Munder Funds and more specifically with respect to the Fund, as further described below;

•	the information provided by the Advisor in its Form ADV and in response to a detailed series of questions submitted by counsel to the Munder Funds;

33

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2006 (continued)

•	the terms of the Advisory Agreement; and

•	the general experience, business, operations and financial condition of the Advisor.

    Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the continuance of the Advisory Agreement.

    (b) The investment performance of the Fund and the Advisor: The Board considered the one-, three- and five-year and since inception total investment performance, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2005 and compared this information to the performance of the Fund’s benchmark indexes for the period and the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”).

    In addition, the Board considered the Fund’s one-, three- and five-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well as the three- and five-year and the overall “star” ratings of the Fund by Morningstar, Inc. The Board also considered the Fund’s one-, three- and five-year total return for Class A Shares as of December 31, 2005 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. In this regard, the Board considered that: (1) the Fund’s average annual total returns for Class Y Shares, on both a gross and net basis, exceeded the performance of the Russell 2000 Index for the one-, three- and five-year and since inception periods, and exceeded, on a gross and net basis, the Wilshire Micro Cap Index for the one-year and since inception periods and trailed for the three- and five-year periods, (2) the Fund’s total returns for Class Y Shares on a gross and net basis exceeded the median performance of the Fund’s Lipper peer group for the one- and three-year periods and, on a gross basis, for the five-year period, and (3) the Fund had favorable Lipper rankings and Morningstar ratings and was classified as a “Lipper Leader.”

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund strongly supported approval of the continuance of the Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund: The Board considered detailed information provided by the Advisor as to the costs and profitability of the Advisor over the 12 months ended on December 31, 2005 and projections by the Advisor as to the costs and profitability of the Advisor over the 12 months ending on December 31, 2006, with respect to all services

34

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2006 (continued)

provided by the Advisor and its affiliates to the Fund and based on certain stated assumptions. Based on these facts, the Board concluded that the costs of the Advisor’s services and the profitability of the Advisor under the Advisory Agreement were not unreasonable.

    (d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale: The Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Fund’s shareholders through appropriate mechanisms in the future. Based on these facts, the Board concluded that the Advisor’s efforts in this regard strongly supported approving continuance of the Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable funds: The Board considered the Fund’s advisory fees and total expenses as they compared to those of comparable funds identified by Lipper in the case of the advisory fee comparisons and to the funds included in the Fund’s respective Lipper category in the case of total expense comparisons. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) of the Fund’s Class A Shares in comparison to those of each comparable fund in the Fund’s Lipper peer group and in comparison to the average, median, high and low net effective advisory fees of the funds in the Fund’s Lipper peer group. The Board also received separate information prepared by Strategic Insight Mutual Fund Research and Consulting, LLC, a third-party data mutual fund provider, that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. Based on these facts, the Board concluded that the current advisory fee and total fee levels of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Fund: The Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Fund, the Advisor may benefit from its relationship with the Fund in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual

35

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2006 (continued)

fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on these facts, the Board concluded that these additional benefits should not preclude approval of the continuance of the Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved the Advisory Agreement for an additional annual period commencing on July 1, 2006.

15.	Trustees and Executive Officers (Unaudited)

    Information about the Trustees and Executive Officers of the Munder Funds as of June 30, 2006, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below.

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 58	Trustee and Chairman	Indefinite; Trustee since 2/93; Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (real estate investment operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (10/97 to 12/05).	25	Fieldstone Investment Corporation (since 11/03).

36

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2006 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 59	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/real estate/manufacturing company) (since 1991).	25	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	25	Nighthawk Radiology Holdings, Inc. (since 3/04).

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 11/89	Vice President, Macomb Community College (since 7/01); Dean, Macomb Community College (since 9/97).	25	None

37

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2006 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	25	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company) (since 5/05).

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 47	Trustee(3)	Indefinite; Since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	24	Taubman Centers, Inc. (since 1/97).

38

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2006 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 50	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	25	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04); LMS Medical Systems (health care technology company) (since 1/06).

Interested Trustee

Michael T. Monahan(4) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 67	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99).	25	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MSTII only.

(4)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica Incorporated, the indirect parent company of the Advisor. Mr. Monahan also receives retirement and health benefits from Comerica Incorporated.

39

Munder Micro-Cap Equity Fund

Notes to Financial Statements, June 30, 2006 (continued)

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Executive Officers

John S. Adams 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	President & Principal Executive Officer	through 2/07; since 4/06	President and Chief Investment Officer of Munder Capital Management (investment advisor) (since 3/06); President and Chief Investment Officer of Pierce Street Advisors, LLC (investment advisor) (since 3/06); Managing Director and Chief Investment Officer, Equities of Munder Capital Management (12/04 to 3/06); Senior Portfolio Manager of Munder Capital Management
(6/87 to 12/04).
Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/07; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); General Counsel of Munder Capital Management (7/00 to 2/05); Director of Diversified Strategy Hedge Fund, Ltd.
(since 1/06).

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 40	Vice President & Principal Financial Officer	through 2/07; since 2/01	Managing Director and Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05).

Chérie N. Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 37	Treasurer & Principal Accounting Officer	through 2/07; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

40

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Micro-Cap Equity Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Micro-Cap Equity Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Micro-Cap Equity Fund of Munder Series Trust at June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 11, 2006

41

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNMICRO606

ANNUAL REPORT
June 30, 2006
Munder Mid-Cap
Core Growth Fund
Class A, B, C, K, R & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    I am delighted to provide you with information about some very positive developments at Munder Capital Management, the investment advisor to The Munder Funds. By mutual agreement with Comerica Incorporated, Munder Capital’s partner for over 10 years, the management team and employees of Munder Capital, along with Crestview Capital Partners, L.P. and Grail Partners, LLC, are buying Comerica’s ownership position in the firm. We anticipate that the transfer of ownership will be completed prior to year end.

    Because Munder Capital retained its own operational infrastructure throughout its partnership with Comerica, we expect the transition to independent ownership of Munder Capital to be seamless. Among the most important outcomes from Munder Capital’s perspective are the continuity in our people and processes, and the opportunity for increased employee ownership. We have always believed that employee ownership is the best way to align our interests with the interests of our clients, and to attract and retain talented professionals. This is a key outcome of the new ownership structure.

    As I hope you can tell from this letter, I am very pleased with this announcement because of its positive implications for both The Munder Funds and for the Munder Capital team. The investment advisory agreement between The Munder Funds and the newly structured Munder Capital Management has been approved by the Board of Trustees of The Munder Funds. In the coming weeks, shareholders of the Funds will receive materials requesting their approval of the investment advisory agreement, which will be sought through a proxy statement. I encourage you to exercise your right to vote your shares.

    Thank you for your confidence in The Munder Funds. We look forward to continuing to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
President and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Hypothetical and Total Returns
vi	Shareholder Fee Example
1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
19	Notes to Financial Statements
37	Report of Independent Registered Public Accounting Firm

An investor should consider each Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about each investment company can be found in the Fund’s prospectus. To obtain a prospectus, please visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund invests in smaller and medium-sized company stocks, which are more volatile and less liquid than larger, more established company securities.

    Fund holdings are subject to change and percentages shown below are based on net assets as of June 30, 2006. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of June 30, 2006, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the year ended June 30, 2006. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

Portfolio Management Team: Tony Dong, Brian Matuszak and Andy Mui

    The Fund earned a return of 12.41% for the one year ended June 30, 2006, relative to the 12.98% return for the S&P MidCap 400® Index, the 13.04% return for the Russell Midcap Growth Index and the 12.47% median return for the Lipper universe of mid-cap growth funds.

    The Fund’s absolute performance reflected strength in mid-cap stocks during the period, but relative performance lagged slightly behind the Fund’s S&P MidCap 400®

ii

benchmark. Relative strength in the healthcare, materials and industrials sectors was offset by weakness in the consumer discretionary and financials sectors.

    Strength in the healthcare sector came from Hologic, Inc. (1.6% of the Fund) and ResMed, Inc. (1.9% of the Fund) in the health care equipment & supplies industry, VCA Antech, Inc. (1.8% of the Fund) in the health care providers & services industry and Gilead Sciences, Inc. (1.5% of the Fund) in the biotechnology industry.

    In the materials sector, standout performers included Phelps Dodge Corporation (1.5% of the Fund), a metals & mining stock, and Airgas, Inc. (1.4% of the Fund) in the chemicals industry.

    In the industrials sector, the top contributors to performance included McDermott International, Inc. (1.9% of the Fund), a provider of marine construction and industrial engineering services, Old Dominion Freight Line, Inc. (1.2% of the Fund), Oshkosh Truck Corporation (1.5% of the Fund), EMCOR Group, Inc. (2.0% of the Fund), a construction and engineering company, and American Commercial Lines Inc. (1.6% of the Fund) in the marine industry.

    The weaker relative performance of the consumer discretionary sector was primarily due to Tempur-Pedic International, Inc., which was eliminated from the Fund in September, as well as KB HOME (0.9% of the Fund) and Pulte Homes, Inc. (1.1% of the Fund), two homebuilders’ stocks.

    The largest detractors from relative returns in the financials sector were Asset Acceptance Capital Corp., a company that purchases and collects charged-off accounts receivable portfolios, Universal American Financial Corp., an insurance stock, and two real estate investment trusts (REITs): New Century Financial Corp. and KKR Financial Corp. Universal American Financial was eliminated from the Fund in November, Asset Acceptance Capital was eliminated in April, and KKR Financial and New Century Financial were sold in May.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The S&P MidCap 400® Index is a capitalization-weighted index that measures the performance of the mid-capitalization sector of the U.S. stock market. The Russell Midcap Growth Index is an unmanaged index that measures the performance of a subset of the 800 smallest Russell 1000 companies (the largest 1,000 U.S. publicly traded companies) with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of mid-cap growth funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Hypothetical and Total Returns

The following graph represents the performance of the Munder Mid-Cap Core Growth Fund (the “Fund”) since the inception of its oldest class of shares, Class Y Shares. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Past performance is no guarantee of future results. Investment return and principal value of any investment will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder Mid-Cap Core Growth Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Initial Investment

iv

	GROWTH OF A $10,000 INVESTMENT

				S&P		Lipper
				MidCap	Russell	Mid-Cap
Class and	With		Without	400®	MidCap	Growth Funds
Inception Date	Load		Load	Index#	Growth Index#	Median*

CLASS A 7/3/00	$16,265	(2)	$17,211	$16,981	$8,642	$9,359
CLASS B 7/5/00	16,411	(3)	16,511	16,981	8,642	9,359
CLASS C 7/14/00(1)	15,429	(2)	15,584	16,981	8,642	9,359
CLASS K 12/17/02	N/A		19,433	18,537	18,945	17,281
CLASS R 7/29/04	N/A		13,819	13,514	13,418	13,122
CLASS Y 6/24/98	N/A		27,669	23,278	15,447	16,202

	AVERAGE ANNUAL TOTAL RETURNS

	One		One	Five		Five	Since		Since
Class and	Year		Year	Years		Years	Inception		Inception
Inception Date	w/load		w/out load	w/load		w/out load	w/load		w/out load

CLASS A 7/3/00	5.94%	(2)	12.10%	9.24%	(2)	10.48%	8.44%	(2)	9.47%
CLASS B 7/5/00	6.32%	(3)	11.32%	9.38%	(3)	9.66%	8.62%	(3)	8.73%
CLASS C 7/14/00(1)	10.29%	(3)	11.29%	9.46%	(2)	9.68%	7.54%	(2)	7.72%
CLASS K 12/17/02	N/A		12.11%	N/A		N/A	N/A		20.66%
CLASS R 7/29/04	N/A		11.86%	N/A		N/A	N/A		18.32%
CLASS Y 6/24/98	N/A		12.41%	N/A		10.77%	N/A		13.53%

(1)	Class II Shares were converted and/or reclassified as Class C Shares as of the close of business on October 31, 2003. Performance information for Class C Shares for periods prior to October 31, 2003 is for Class II Shares and reflects the fees and expenses of Class II Shares prior to that date.

(2)	Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares or 1.00% for Class II Shares (now Class C Shares), as applicable.

(3)	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

#	The S&P MidCap 400® Index is a capitalization-weighted index that measures the performance of the mid-capitalization sector of the U.S. stock market. The Russell Midcap Growth Index is an unmanaged index that measures the performance of a subset of the 800 smallest Russell 1000 companies (the 1,000 largest U.S. publicly traded companies) with higher price-to-book ratios and higher forecasted growth values. Index since inception comparative returns for Class A, Class B, Class C, Class K, Class R, and Class Y Shares of the Fund are as of 7/1/00, 7/1/00, 7/1/00, 1/1/03, 8/1/04, and 7/1/98, respectively.

*	The Lipper Mid-Cap Growth Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. Lipper since inception comparative returns for Class A, Class B, Class C, Class K, Class R, and Class Y Shares of the Fund are as of 7/1/00, 7/1/00, 7/1/00, 1/1/03, 8/1/04, and 7/1/98, respectively.

v

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

    Please note that the expenses shown in the table for the Fund and in similar tables for other Funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	1/1/06	6/30/06	1/1/06-6/30/06	Ratio

Actual
Class A	$1,000.00	$1,061.10	$6.69	1.31%
Class B	$1,000.00	$1,057.40	$10.46	2.05%
Class C	$1,000.00	$1,057.30	$10.51	2.06%
Class K	$1,000.00	$1,061.20	$6.64	1.30%
Class R	$1,000.00	$1,059.90	$7.97	1.56%
Class Y	$1,000.00	$1,062.10	$5.42	1.06%

Hypothetical
Class A	$1,000.00	$1,018.30	$6.56	1.31%
Class B	$1,000.00	$1,014.63	$10.24	2.05%
Class C	$1,000.00	$1,014.58	$10.29	2.06%
Class K	$1,000.00	$1,018.35	$6.51	1.30%
Class R	$1,000.00	$1,017.06	$7.80	1.56%
Class Y	$1,000.00	$1,019.54	$5.31	1.06%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

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viii

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, June 30, 2006

Shares		Value

COMMON STOCKS — 96.6%
Consumer Discretionary — 13.4%
Automobiles — 1.3%
570,200	Thor Industries, Inc. (a)	$27,626,190

Hotels Restaurants & Leisure — 2.4%
1,291,400	Penn National Gaming, Inc. †	50,080,492

Household Durables — 2.9%
605,000	Jarden Corporation †,(a)	18,422,250
428,100	KB HOME	19,628,385
788,600	Pulte Homes, Inc. (a)	22,703,794

		60,754,429

Specialty Retail — 6.8%
774,100	Dick’s Sporting Goods, Inc. †,(a)	30,654,360
809,900	GameStop Corporation, Class A †,(a)	34,015,800
697,074	Jos. A. Bank Clothiers, Inc. †,(a)	16,701,893
593,000	Tiffany & Co.	19,580,860
517,300	Tractor Supply Company †,(a)	28,591,171
719,400	United Auto Group, Inc. (a)	15,359,190

		144,903,274

Total Consumer Discretionary		283,364,385

Consumer Staples — 3.1%
Beverages — 1.4%
1,216,400	Constellation Brands, Inc., Class A †,(a)	30,410,000

Food Products — 1.7%
1,223,000	Flowers Foods, Inc.	35,026,720

Total Consumer Staples		65,436,720

Energy — 9.2%
Energy Equipment & Services — 6.3%
576,700	Helmerich & Payne, Inc. (a)	34,751,942
638,400	National Oilwell Varco, Inc. †,(a)	40,423,488
210,300	Noble Corporation (a)	15,650,526
452,400	Oil States International, Inc. †,(a)	15,508,272
322,000	Superior Energy Services, Inc. †	10,915,800
330,524	Weatherford International Ltd. †	16,400,601

		133,650,629

See Notes to Financial Statements.

1

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy (Continued)
Oil, Gas & Consumable Fuels — 2.9%
891,000	Chesapeake Energy Corporation (a)	$26,952,750
764,233	XTO Energy Inc. (a)	33,832,595

		60,785,345

Total Energy		194,435,974

Financials — 15.3%
Capital Markets — 3.8%
418,300	Affiliated Managers Group, Inc. †,(a)	36,346,087
158,700	BlackRock, Inc.	22,086,279
1,575,600	TD AMERITRADE Holding Corporation	23,334,636

		81,767,002

Commercial Banks — 2.2%
478,100	Compass Bancshares, Inc.	26,582,360
354,600	HDFC Bank Limited, ADR (a)	19,343,430

		45,925,790

Diversified Financial Services — 1.6%
67,400	Chicago Mercantile Exchange Holdings Inc. (a)	33,103,510

Insurance — 4.1%
546,885	AmerUs Group Co. (a)	32,020,117
591,000	ProAssurance Corporation †,(a)	28,474,380
532,800	StanCorp Financial Group, Inc.	27,124,848

		87,619,345

Real Estate Investment Trusts (REITs) — 2.1%
548,300	American Home Mortgage Investment Corp. (a)	20,210,338
539,700	Global Signal Inc. (a)	24,998,904

		45,209,242

Thrifts & Mortgage Finance — 1.5%
709,000	PMI Group, Inc. (The) (a)	31,607,220

Total Financials		325,232,109

See Notes to Financial Statements.

2

Shares		Value

Health Care — 11.4%
Biotechnology — 2.0%
545,100	Gilead Sciences, Inc. †	$32,248,116
281,900	Vertex Pharmaceuticals Incorporated †,(a)	10,348,549

		42,596,665

Health Care Equipment & Supplies — 4.3%
698,200	Cytyc Corporation †	17,706,352
681,200	Hologic, Inc. †,(a)	33,624,032
852,100	ResMed, Inc. †,(a)	40,006,095

		91,336,479

Health Care Providers & Services — 4.7%
485,100	Coventry Health Care, Inc. †,(a)	26,651,394
389,900	Laboratory Corporation of America Holdings †,(a)	24,263,477
314,500	Psychiatric Solutions, Inc. †,(a)	9,013,570
1,218,900	VCA Antech, Inc. †,(a)	38,919,477

		98,847,918

Life Sciences Tools & Services — 0.4%
275,900	Nektar Therapeutics †,(a)	5,060,006
89,600	Techne Corporation †	4,562,432

		9,622,438

Total Health Care		242,403,500

Industrials — 16.3%
Aerospace & Defense — 2.9%
192,200	Ceradyne, Inc. †,(a)	9,511,978
681,900	L-3 Communications Holdings, Inc.	51,428,898

		60,940,876

Commercial Services & Supplies — 3.0%
714,400	Mobile Mini, Inc. †,(a)	20,903,344
643,500	Stericycle, Inc. †,(a)	41,891,850

		62,795,194

Construction & Engineering — 2.0%
890,300	EMCOR Group, Inc. †	43,330,901

Industrial Conglomerates — 1.9%
885,875	McDermott International, Inc. †	40,280,736

See Notes to Financial Statements.

3

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials (Continued)
Machinery — 3.7%
530,100	Graco Inc. (a)	$24,373,998
678,500	Oshkosh Truck Corporation (a)	32,242,320
462,600	Toro Company (The)	21,603,420

		78,219,738

Marine — 1.6%
571,200	American Commercial Lines Inc. †,(a)	34,414,800

Road & Rail — 1.2%
674,725	Old Dominion Freight Line, Inc. †	25,362,913

Total Industrials		345,345,158

Information Technology — 17.1%
Computers & Peripherals — 0.9%
505,900	Logitech International S.A., ADR †,(a)	19,618,802

Electronic Equipment & Instruments — 0.8%
1,112,400	Cogent, Inc. †,(a)	16,763,868

Information Technology Services — 5.6%
628,400	Cognizant Technology Solutions Corporation, Class A †,(a)	42,335,308
649,400	Euronet Worldwide, Inc. †,(a)	24,917,478
818,100	SRA International, Inc. †,(a)	21,786,003
1,031,100	Wright Express Corporation †,(a)	29,633,814

		118,672,603

Internet Software & Services — 4.4%
342,300	Akamai Technologies, Inc. †,(a)	12,387,837
1,078,400	aQuantive, Inc. †,(a)	27,315,872
1,710,300	j2 Global Communications, Inc. †,(a)	53,395,566

		93,099,275

Semiconductors & Semiconductor Equipment — 3.2%
631,600	FormFactor, Inc. †,(a)	28,188,308
615,700	Microchip Technology, Inc.	20,656,735
810,300	Veeco Instruments Inc. †,(a)	19,317,552

		68,162,595

See Notes to Financial Statements.

4

Shares		Value

Information Technology (Continued)
Software — 2.2%
1,332,600	Blackbaud, Inc. (a)	$30,250,020
355,000	NAVTEQ Corporation †,(a)	15,861,400

		46,111,420

Total Information Technology		362,428,563

Materials — 5.5%
Chemicals — 2.4%
805,800	Airgas, Inc.	30,016,050
396,100	Praxair, Inc.	21,389,400

		51,405,450

Construction Materials — 1.6%
679,000	Florida Rock Industries, Inc. (a)	33,725,930

Metals & Mining — 1.5%
378,400	Phelps Dodge Corporation	31,089,344

Total Materials		116,220,724

Telecommunication Services — 0.7%
Wireless Telecommunication Services — 0.7%
270,400	NII Holdings Inc. †,(a)	15,245,152

Utilities — 4.6%
Electric Utilities — 1.7%
227,300	Entergy Corporation	16,081,475
965,400	Northeast Utilities	19,954,818

		36,036,293

Gas Utilities — 2.9%
1,114,200	Equitable Resources, Inc. (a)	37,325,700
511,200	New Jersey Resources Corporation (a)	23,913,936

		61,239,636

Total Utilities		97,275,929

TOTAL COMMON STOCKS
(Cost $1,859,620,287)		2,047,388,214

INVESTMENT COMPANY SECURITIES — 2.7%
Energy — 1.2%
Energy Equipment & Services — 1.2%
780,300	Precision Drilling Trust (a)	25,905,960

See Notes to Financial Statements.

5

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

INVESTMENT COMPANY SECURITIES (Continued)
Multi-Industry — 1.5%
Multi-Industry — 1.5%
223,650	Midcap SPDR™ Trust, Series 1 (a)	$31,125,370

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $57,577,095)		57,031,330

Principal
Amount

REPURCHASE AGREEMENT — 0.4%
(Cost $8,298,000)
$8,298,000	Agreement with State Street Bank and Trust Company, 4.780% dated 06/30/2006, to be repurchased at $8,301,305 on 07/03/2006, collateralized by $8,810,000 FHLMC, 4.125% maturing 11/18/2009 (value $8,468,613)	8,298,000

Shares

COLLATERAL FOR SECURITIES ON LOAN — 22.1%
(Cost $468,955,635)
468,955,635	State Street Navigator Securities Trust – Prime Portfolio (b)	468,955,635

TOTAL INVESTMENTS
(Cost $2,394,451,017)	121.8%	2,581,673,179
OTHER ASSETS AND LIABILITIES (Net)	(21.8)	(461,572,307)

NET ASSETS	100.0%	$2,120,100,872

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	As of June 30, 2006, the market value of the securities on loan is $463,813,448.

ABBREVIATIONS:

ADR   — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation
SPDR  — Standard & Poor’s® Depositary Receipt

See Notes to Financial Statements.

6

[This Page Intentionally Left Blank]

7

Munder Mid-Cap Core Growth Fund

Statement of Assets and Liabilities, June 30, 2006

ASSETS:
Investments, at value
See accompanying schedule:
Securities (including $463,813,448 of securities loaned)	$2,573,375,179
Repurchase agreement	8,298,000

Total Investments	2,581,673,179
Cash	7,654
Interest receivable	1,102
Dividends receivable	1,044,494
Receivable for investment securities sold	2,721,604
Receivable for Fund shares sold	17,378,646
Prepaid expenses and other assets	195,391

Total Assets	2,603,022,070

LIABILITIES:
Payable for Fund shares redeemed	2,942,222
Payable for investment securities purchased	9,877,943
Payable upon return of securities loaned	468,955,635
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	453,897
Transfer agency/record keeping fees payable	379,628
Administration fees payable	93,289
Investment advisory fees payable	36,865
Trustees’ fees and expenses payable	33,662
Custody fees payable	32,499
Shareholder servicing fees payable — Class K Shares	21,870
Accrued expenses and other payables	93,688

Total Liabilities	482,921,198

NET ASSETS	$2,120,100,872

Investments, at cost	$2,394,451,017

See Notes to Financial Statements.

8

NET ASSETS consist of:
Undistributed net investment income	$4,907,351
Accumulated net realized loss on investments sold	(27,929,075)
Net unrealized appreciation of investments	187,223,732
Paid-in capital	1,955,898,864

$2,120,100,872

NET ASSETS:
Class A Shares	$1,063,027,448

Class B Shares	$52,218,090

Class C Shares	$266,190,203

Class K Shares	$111,988,279

Class R Shares	$9,356,872

Class Y Shares	$617,319,980

SHARES OUTSTANDING:
Class A Shares	44,376,371

Class B Shares	2,269,116

Class C Shares	11,545,094

Class K Shares	4,677,162

Class R Shares	391,683

Class Y Shares	25,430,683

CLASS A SHARES:
Net asset value and redemption price per share	$23.95

Maximum sales charge	5.50%
Maximum offering price per share	$25.34

CLASS B SHARES:
Net asset value and offering price per share*	$23.01

CLASS C SHARES:
Net asset value and offering price per share*	$23.06

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$23.94

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$23.89

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$24.27

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Mid-Cap Core Growth Fund

Statement of Operations, Year Ended June 30, 2006

INVESTMENT INCOME:
Interest	$984,353
Dividends(a)	26,048,459
Securities lending	361,688

Total Investment Income	27,394,500

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	1,572,224
Class B Shares	394,359
Class C Shares	1,638,197
Class R Shares	21,090
Shareholder servicing fees:
Class K Shares	252,397
Investment advisory fees	9,512,133
Administration fees	1,131,735
Transfer agency/record keeping fees	1,840,615
Custody fees	269,287
Registration and filing fees	151,812
Legal and audit fees	78,309
Trustees’ fees and expenses	32,012
Other	232,995

Total Expenses	17,127,165

NET INVESTMENT INCOME	10,267,335

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	(25,237,167)
Foreign currency-related transactions	8,798
Net change in unrealized appreciation/(depreciation) of:
Securities	120,875,593
Foreign currency-related transactions	1,570

Net realized and unrealized gain on investments	95,648,794

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$105,916,129

(a)	Net of foreign withholding taxes of $177,825.

See Notes to Financial Statements.

10

Munder Mid-Cap Core Growth Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005(a)

Net investment income/(loss)	$10,267,335	$(949,501)
Net realized loss from security transactions and foreign currency-related transactions	(25,228,369)	(1,017,205)
Net change in unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	120,877,163	47,451,236

Net increase in net assets resulting from operations	105,916,129	45,484,530
Dividends to shareholders from net investment income:
Class A Shares	(2,833,267)	—
Class B Shares	—	—
Class C Shares	—	—
Class K Shares	(474,868)	—
Class R Shares	(7,520)	—
Class Y Shares	(2,025,878)	—
Net increase in net assets from Fund share transactions:
Class A Shares	816,633,649	166,701,407
Class B Shares	24,547,497	12,583,846
Class C Shares	195,681,647	49,173,155
Class K Shares	13,976,262	52,534,540
Class R Shares	8,176,531	931,085
Class Y Shares	468,276,291	68,896,545
Short-term trading fees	177,776	18,153

Net increase in net assets	1,628,044,249	396,323,261
NET ASSETS
Beginning of year	492,056,623	95,733,362

End of year	$2,120,100,872	$492,056,623

Undistributed net investment income/(Accumulated net investment loss)	$4,907,351	$(19,140)

(a)	Class R Shares of the Fund commenced operations on July 29, 2004.

See Notes to Financial Statements.

11

Munder Mid-Cap Core Growth Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005(a)

Amount
Class A Shares:
Sold	$954,544,108	$180,998,451
Issued as reinvestment of dividends	2,204,062	—
Redeemed	(140,114,521)	(14,297,044)

Net increase	$816,633,649	$166,701,407

Class B Shares:
Sold	$34,796,684	$16,440,627
Redeemed	(10,249,187)	(3,856,781)

Net increase	$24,547,497	$12,583,846

Class C Shares:
Sold	$210,896,624	$50,522,832
Redeemed	(15,214,977)	(1,349,677)

Net increase	$195,681,647	$49,173,155

Class K Shares:
Sold	$29,751,155	$59,453,289
Issued as reinvestment of dividends	32,670	—
Redeemed	(15,807,563)	(6,918,749)

Net increase	$13,976,262	$52,534,540

Class R Shares:
Sold	$9,641,432	$997,532
Issued as reinvestment of dividends	7,520	—
Redeemed	(1,472,421)	(66,447)

Net increase	$8,176,531	$931,085

Class Y Shares:
Sold	$501,714,898	$103,745,008
Issued as reinvestment of dividends	1,784,091	—
Redeemed	(35,222,698)	(34,848,463)

Net increase	$468,276,291	$68,896,545

(a)	Class R Shares of the Fund commenced operations on July 29, 2004.

See Notes to Financial Statements.

12

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005(a)

Shares
Class A Shares:
Sold	41,044,975	9,100,749
Issued as reinvestment of dividends	97,095	—
Redeemed	(5,966,603)	(711,406)

Net increase	35,175,467	8,389,343

Class B Shares:
Sold	1,564,118	866,781
Redeemed	(454,568)	(204,614)

Net increase	1,109,550	662,167

Class C Shares:
Sold	9,437,287	2,628,752
Redeemed	(673,976)	(71,735)

Net increase	8,763,311	2,557,017

Class K Shares:
Sold	1,274,752	3,031,195
Issued as reinvestment of dividends	1,440	—
Redeemed	(683,737)	(352,455)

Net increase	592,455	2,678,740

Class R Shares:
Sold	406,795	50,848
Issued as reinvestment of dividends	332	—
Redeemed	(63,018)	(3,274)

Net increase	344,109	47,574

Class Y Shares:
Sold	21,124,745	5,147,180
Issued as reinvestment of dividends	77,637	—
Redeemed	(1,484,149)	(1,709,419)

Net increase	19,718,233	3,437,761

(a)	Class R Shares of the Fund commenced operations on July 29, 2004.

See Notes to Financial Statements.

13

Munder Mid-Cap Core Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$21.47	$18.35	$13.94	$13.34	$14.62

Income/(loss) from investment operations:
Net investment income/(loss)	0.21	(0.08)	(0.14)	(0.19)	(0.12)
Net realized and unrealized gain/(loss) on investments	2.38	3.20	4.55	0.79	(1.16)

Total from investment operations	2.59	3.12	4.41	0.60	(1.28)

Less distributions:
Dividends from net investment income	(0.11)	—	—	—	—

Total distributions	(0.11)	—	—	—	—

Short-term trading fees	0.00(d )	0.00(d )	—	—	—

Net asset value, end of period	$23.95	$21.47	$18.35	$13.94	$13.34

Total return(b)	12.10%	17.00%	31.64%	4.50%	(8.76)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$1,063,027	$197,523	$14,892	$3,570	$2,237
Ratio of operating expenses to average net assets	1.29%	1.37%	1.57%	1.87%	1.43%
Ratio of net investment income/(loss) to average net assets	0.88%	(0.41)%	(0.86)%	(1.46)%	(0.91)%
Portfolio turnover rate	60%	45%	53%	58%	55%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	1.29%	1.37%	1.57%	1.88%	1.43%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on July 3, 2000 and July 5, 2000, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

See Notes to Financial Statements.

14

B Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

$20.68	$17.80	$13.63	$13.14	$14.51

0.05	(0.21)	(0.27)	(0.27)	(0.23)
2.28	3.09	4.44	0.76	(1.14)

2.33	2.88	4.17	0.49	(1.37)

—	—	—	—	—

—	—	—	—	—

0.00 (d)	0.00(d )	—	—	—

$23.01	$20.68	$17.80	$13.63	$13.14

11.32%	16.12%	30.59%	3.73%	(9.44)%

$52,218	$23,974	$8,855	$2,878	$2,339
2.04%	2.12%	2.32%	2.62%	2.18%
0.20%	(1.12)%	(1.64)%	(2.21)%	(1.66)%
60%	45%	53%	58%	55%
2.04%	2.12%	2.32%	2.63%	2.18%

See Notes to Financial Statements.

15

Munder Mid-Cap Core Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$20.72	$17.84	$13.65	$13.17	$14.53

Income/(loss) from investment operations:
Net investment income/(loss)	0.03	(0.22)	(0.27)	(0.27)	(0.23)
Net realized and unrealized gain/(loss) on investments	2.31	3.10	4.46	0.75	(1.13)

Total from investment operations	2.34	2.88	4.19	0.48	(1.36)

Less distributions:
Dividends from net investment income	—	—	—	—	—

Total distributions	—	—	—	—	—

Short-term trading fees	0.00(d )	0.00(d )	—	—	—

Net asset value, end of period	$23.06	$20.72	$17.84	$13.65	$13.17

Total return(b)	11.29%	16.14%	30.70%	3.64%	(9.36)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$266,190	$57,628	$4,010	$1,252	$1,297
Ratio of operating expenses to average net assets	2.04%	2.12%	2.32%	2.62%	2.18%
Ratio of net investment income/(loss) to average net assets	0.14%	(1.15)%	(1.64)%	(2.21)%	(1.66)%
Portfolio turnover rate	60%	45%	53%	58%	55%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.04%	2.12%	2.32%	2.63%	2.18%

(a)	Prior to the close of business on October 31, 2003 the Fund offered Class II Shares, which were converted and/or reclassified as Class C Shares on that date. Class II Shares, which commenced operations on July 14, 2000, were subject to a front-end sales charge of 1.00% and were also subject to a 1.00% CDSC on redemptions of Class II Shares within eighteen months of purchase. The financial highlights for periods prior to October 31, 2003 are for Class II Shares and reflect the fees and expenses of the Class II Shares. Class K Shares and Class R Shares of the Fund commenced operations on December 17, 2002 and July 29, 2004, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

16

K Shares					R Shares

Year	Year	Year	Period		Year	Period
Ended	Ended	Ended	Ended		Ended	Ended
6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)		6/30/06(c)	6/30/05(c)

$21.46	$18.34	$13.94	$12.38		$21.41	$17.33

0.22	(0.07)	(0.13)	(0.11)		0.11	(0.12)
2.37	3.19	4.53	1.67		2.43	4.20

2.59	3.12	4.40	1.56		2.54	4.08

(0.11)	—	—	—		(0.06)	—

(0.11)	—	—	—		(0.06)	—

0.00 (d)	0.00(d )	—	—		0.00(d )	0.00(d	)

$23.94	$21.46	$18.34	$13.94		$23.89	$21.41

12.11%	17.01%	31.56%	12.60%		11.86%	23.54%

$111,988	$87,649	$25,788	$70		$9,357	$1,019
1.28%	1.37%	1.57%	1.87	%(e)	1.55%	1.62	%(e)
0.97%	(0.38)%	(0.77)%	(1.46	)%(e)	0.45%	(0.63	)%(e)
60%	45%	53%	58%		60%	45%
1.28%	1.37%	1.57%	1.88	%(e)	1.55%	1.62	%(e)

See Notes to Financial Statements.

17

Munder Mid-Cap Core Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$21.75	$18.55	$14.05	$13.42	$14.66

Income/(loss) from investment operations:
Net investment income/(loss)	0.25	(0.03)	(0.11)	(0.15)	(0.09)
Net realized and unrealized gain/(loss) on investments	2.44	3.23	4.61	0.78	(1.15)

Total from investment operations	2.69	3.20	4.50	0.63	(1.24)

Less distributions:
Dividends from net investment income	(0.17)	—	—	—	—

Total distributions	(0.17)	—	—	—	—

Short-term trading fees	0.00 (d)	0.00 (d)	—	—	—

Net asset value, end of period	$24.27	$21.75	$18.55	$14.05	$13.42

Total return(b)	12.41%	17.25%	32.03%	4.69%	(8.46)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$617,320	$124,264	$42,188	$26,948	$26,013
Ratio of operating expenses to average net assets	1.05%	1.12%	1.32%	1.62%	1.18%
Ratio of net investment income/(loss) to average net assets	1.04%	(0.13)%	(0.69)%	(1.21)%	(0.66)%
Portfolio turnover rate	60%	45%	53%	58%	55%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	1.05%	1.12%	1.32%	1.63%	1.18%

(a)	Class Y Shares of the Fund commenced operations on June 24, 1998.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

See Notes to Financial Statements.

18

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2006

1.	Organization

    As of June 30, 2006, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Mid-Cap Core Growth Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or

19

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2006 (continued)

exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

20

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2006 (continued)

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) from foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on

21

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2006 (continued)

demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. The Fund instructs the custodian to segregate assets with a current market value at least equal to the amount of its when-issued purchase commitments.

    Short-Term Trading (Redemption) Fees: During the year ended June 30, 2006, a short-term trading fee of 2% was assessed on certain redemptions of Fund shares made within 60 days of purchase as described in the Fund’s prospectus. The fee, which was retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

22

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2006 (continued)

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the year ended June 30, 2006, the Advisor earned $1,131,735 before payment of sub-administration fees and $756,975 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2006, the Fund paid an annual effective rate of 0.0892% for administrative services.

    Comerica Incorporated (”Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis) as of June 30, 2006. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $66,191 for its administrative, record keeping and other related services provided to the Fund for the year ended June 30, 2006. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, earned $51 from commissions on sales of Class A Shares for the year ended June 30, 2006.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is

23

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2006 (continued)

paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the ”Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the ”Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B, Class C and Class R Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

    For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Distributor. No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2006, the Fund paid $135 to Comerica Securities and $253,087 to Comerica Bank for shareholder and/or distribution-related

24

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2006 (continued)

services provided to Class A, Class B, Class C, Class K and Class R shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $2,293,334,554 and $750,621,739, respectively, for the year ended June 30, 2006.

    At June 30, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $241,101,705, aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $59,666,431 and net appreciation for Federal income tax purposes was $181,435,274. At June 30, 2006, aggregate cost for Federal income tax purposes was $2,400,237,905.

6. Revolving Line of Credit

    Effective December 14, 2005, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 13, 2006 on the daily amount of the unused commitment. During the year ended June 30, 2006, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2006, total commitment fees for the Fund were $10,347.

7. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund may utilize earnings and profits distributed to

25

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2006 (continued)

shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    As determined on June 30, 2006, permanent differences resulting primarily from foreign currency gains and losses and return of capital and capital gain distributions from real estate investment trusts were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Accumulated
Undistributed	Net
Net Investment	Realized
Income	Loss

$689	$(689)

    During the years ended June 30, 2006 and June 30, 2005, dividends of $5,341,533 and $0, respectively, were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Capital	Post-October	Unrealized
Income	Loss Carryover	Capital Deferral	Appreciation	Total

$4,934,728	$(11,120,197)	(11,021,989)	$181,436,844	$164,229,386

    The differences between book and tax distributable earnings are primarily due to wash sales and deferred trustees’ fees.

    As determined at June 30, 2006, the Fund had available for Federal income tax purposes, $11,120,197 of unused capital losses of which $761,141 and $10,359,056 expire in 2011 and 2014, respectively.

    Certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2005 and June 30, 2006 of $11,021,989.

9. Subsequent Event (Unaudited)

    On August 4, 2006, the management team of the Advisor announced that it has partnered with Grail Partners, LLC and private equity firm Crestview Partners, L.P. to acquire Comerica’s controlling interest in the Advisor. If, as expected, the transaction closes, the Advisor’s current investment advisory agreement with the Fund will automatically terminate under applicable law at the time of the closing. On August 22, 2006, the Board of Trustees of the Munder Funds approved a new investment advisory agreement with the Advisor

26

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2006 (continued)

subject to approval by shareholders of the Fund at a Special Meeting called for October 26, 2006. The new investment advisory agreement is expected to become effective on the date of the closing of the transaction.

10. Tax Information (Unaudited)

    Of the distributions paid by the Fund, 100% will qualify for dividend received deduction available to corporate shareholders.

    For the fiscal year ended June 30, 2006, the Fund designates approximately $26,226,284 pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.

11.	Quarterly Portfolio Schedule (Unaudited)

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12.	Proxy Voting Policies and Procedures (Unaudited)

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13.	Proxy Voting Record (Unaudited)

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

27

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2006 (continued)

14. Approval of Investment Advisory Agreement (Unaudited)

    The Advisor provides investment advisory services to the Fund under a Combined Investment Advisory Agreement dated June 13, 2003 and amended most recently as of May 16, 2006 (“Advisory Agreement”). On May 16, 2006, the Board of Trustees approved the continuation of the Advisory Agreement with respect to the Fund for an additional one-year period commencing on July 1, 2006. In determining whether to approve the continuation of the Advisory Agreement, the Board requested, and received from the Advisor, the information that the Board believed to be reasonably necessary to reach its conclusion, including the information described below. Both in meetings specifically dedicated to renewal of the Advisory Agreement and in other meetings during the course of the year, the Board received materials relating to the services provided to the Munder Funds by the Advisor. In evaluating the Advisory Agreement, the Board conducted a review that was specifically focused upon the renewal of the Advisory Agreement, and relied upon their knowledge, resulting from their meetings throughout the year, of the Advisor, its services and the Munder Funds.

    The Board considered many factors in evaluating whether the Advisory Agreement and the fees provided therein with respect to the Fund should be continued for an additional one-year period. The Board was advised by legal counsel to the Munder Funds and the “Non-Interested Trustees” also were advised by their independent legal counsel with respect to their deliberations regarding the continuation of the Advisory Agreement. (A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act.)

    Among other factors, the Board requested, considered and evaluated information regarding:

    (a) The nature, extent and quality of the services provided by the Advisor to the Fund under the Advisory Agreement: With respect to this factor, the Board considered:

•	the qualifications of management of the Advisor and of persons providing portfolio management services to the Fund. In this regard, the Board was presented with detailed information concerning the Advisor’s efforts in hiring, promoting and retaining qualified investment personnel, including enhancements in the quality and depth in the Advisor’s investment, trading, and administrative services departments due to the recruiting and hiring of additional staff in 2005 and the promotion of employees from within the Advisor in 2005 and 2006, recent changes within key

28

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2006 (continued)

management positions at the Advisor, the Advisor’s personnel retention efforts, and the Advisor’s current intentions regarding future changes in its organizational structure;

•	the Advisor’s efforts in recent years and on an ongoing basis to:

(1)	enhance its research capabilities and make investments in compliance, fund accounting and other technologies relating to the Funds’ operations in order to improve their effectiveness and efficiencies of operations;

(2)	grow Fund assets through increased marketing efforts and a focus on asset retention, and the Board noted the significant benefits to the Fund from increased assets under management, which had recently resulted in a decline of the Fund’s expense ratio for its Class Y Shares to below 1.00%;

(3)	focus on determining the reasonableness of the investment advisory fees for each of the Munder Funds and, as appropriate, to adjust its investment advisory fees (including through the addition of contractual fee breakpoints or reducing its advisory fees), although no such adjustments were made with respect to the Fund in the current period;

(4)	renegotiate the fee arrangements with certain of the other service providers for the Munder Funds in order to reduce the total expense ratios of the Munder Funds and their classes of shares, although no such reductions were made in the current period; and

(5)	seek to better allocate the costs of services across the Munder Funds;

•	the Advisor’s performance, both generally with respect to all the Munder Funds and more specifically with respect to the Fund, as further described below;

•	the information provided by the Advisor in its Form ADV and in response to a detailed series of questions submitted by counsel to the Munder Funds;

•	the terms of the Advisory Agreement; and

•	the general experience, business, operations and financial condition of the Advisor.

29

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2006 (continued)

    Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the continuance of the Advisory Agreement.

    (b) The investment performance of the Fund and the Advisor: The Board considered the one-, three- and five-year and since inception total investment performance, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2005 and compared this information to the performance of the Fund’s primary and secondary benchmark indexes and the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”).

    In addition, the Board considered the Fund’s one-, three- and five-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well as the three- and five-year and the overall “star” ratings of the Fund by Morningstar, Inc. The Board also considered the Fund’s one-, three- and five-year total return for Class A Shares as of December 31, 2005 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. In this regard, the Board considered that: (1) the Fund’s average annual total returns for Class Y Shares, on both a gross and net basis, exceeded the performance of the Fund’s benchmarks for the one-, three- and five-year and since inception periods, (2) the Fund’s total returns for Class Y Shares on a gross and net basis exceeded the median performance of the Fund’s Lipper peer group for the one-, three- and five-year periods, and (3) the Fund had favorable Lipper rankings and Morningstar ratings and the classification as a “Lipper Leader.”

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund strongly supported approval of the continuance of the Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund: The Board considered detailed information provided by the Advisor as to the costs and profitability of the Advisor over the 12 months ended on December 31, 2005 and projections by the Advisor as to the costs and profitability of the Advisor over the 12 months ending on December 31, 2006, with respect to all services provided by the Advisor and its affiliates to the Fund and based on certain stated assumptions. Based on these facts, the Board concluded that the costs of the Advisor’s services and the profitability of the Advisor under the Advisory Agreement were not unreasonable.

    (d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale: The Board considered

30

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2006 (continued)

the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Fund’s shareholders through appropriate mechanisms in the future. Based on these facts, the Board concluded that the Advisor’s efforts in this regard strongly supported approving continuance of the Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable funds: The Board considered the Fund’s advisory fees and total expenses as they compared to those of comparable funds identified by Lipper in the case of the advisory fee comparisons and to the funds included in the Fund’s respective Lipper category in the case of total expense comparisons. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) of the Fund’s Class A Shares in comparison to those of each comparable fund in the Fund’s Lipper peer group and in comparison to the average, median, high and low net effective advisory fees of the funds in the Fund’s Lipper peer group. The Board also received separate information prepared by Strategic Insight Mutual Fund Research and Consulting, LLC, a third-party data mutual fund provider, that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. Based on these facts, the Board concluded that the current advisory fee and total fee levels of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Fund: The Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Fund, the Advisor may benefit from its relationship with the Fund in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based

31

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2006 (continued)

on these facts, the Board concluded that these additional benefits should not preclude approval of the continuance of the Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved the Advisory Agreement for an additional annual period commencing on July 1, 2006.

15. Trustees and Executive Officers (Unaudited)

    Information about the Trustees and Executive Officers of the Munder Funds as of June 30, 2006, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below.

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 58	Trustee and Chairman	Indefinite; Trustee since 2/93; Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (real estate investment operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (10/97 to 12/05).	25	Fieldstone Investment Corporation (since 11/03).

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 59	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/real estate/manufacturing company) (since 1991).	25	None

32

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2006 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	25	Nighthawk Radiology Holdings, Inc. (since 3/04).

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 11/89	Vice President, Macomb Community College (since 7/01); Dean, Macomb Community College (since 9/97).	25	None

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	25	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company) (since 5/05).

33

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2006 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 47	Trustee(3)	Indefinite; Since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	24	Taubman Centers, Inc. (since 1/97).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 50	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	25	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04); LMS Medical Systems care technology company) (since 1/06).

34

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2006 (continued)

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Interested Trustee

Michael T. Monahan(4) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 67	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99).	25	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MSTII only.

(4)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica Incorporated, the indirect parent company of the Advisor. Mr. Monahan also receives retirement and health benefits from Comerica Incorporated.

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Executive Officers

John S. Adams 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	President & Principal Executive Officer	through 2/07; since 4/06	President and Chief Investment Officer of Munder Capital Management (investment advisor) (since 3/06); President and Chief Investment Officer of Pierce Street Advisors, LLC (investment advisor) (since 3/06); Managing Director and Chief Investment Officer, Equities of Munder Capital Management (12/04 to 3/06); Senior Portfolio Manager of Munder Capital Management (6/87 to 12/04).

Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/07; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); General Counsel of Munder Capital Management (7/00 to 2/05); Director of Diversified Strategy Hedge Fund, Ltd. (since 1/06).

35

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, June 30, 2006 (continued)

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 40	Vice President & Principal Financial Officer	through 2/07; since 2/01	Managing Director and Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05).

Chérie N. Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 37	Treasurer & Principal Accounting Officer	through 2/07; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

36

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Mid-Cap Core Growth Fund and Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Mid-Cap Core Growth Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Mid-Cap Core Growth Fund of Munder Series Trust at June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 11, 2006

37

[This Page Intentionally Left Blank]

38

[This Page Intentionally Left Blank]

39

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNMCCG606

ANNUAL REPORT
June 30, 2006
Munder Real Estate
Equity Investment Fund
Class A, B, C, K & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    I am delighted to provide you with information about some very positive developments at Munder Capital Management, the investment advisor to The Munder Funds. By mutual agreement with Comerica Incorporated, Munder Capital’s partner for over 10 years, the management team and employees of Munder Capital, along with Crestview Capital Partners, L.P. and Grail Partners, LLC, are buying Comerica’s ownership position in the firm. We anticipate that the transfer of ownership will be completed prior to year end.

    Because Munder Capital retained its own operational infrastructure throughout its partnership with Comerica, we expect the transition to independent ownership of Munder Capital to be seamless. Among the most important outcomes from Munder Capital’s perspective are the continuity in our people and processes, and the opportunity for increased employee ownership. We have always believed that employee ownership is the best way to align our interests with the interests of our clients, and to attract and retain talented professionals. This is a key outcome of the new ownership structure.

    As I hope you can tell from this letter, I am very pleased with this announcement because of its positive implications for both The Munder Funds and for the Munder Capital team. The investment advisory agreement between The Munder Funds and the newly structured Munder Capital Management has been approved by the Board of Trustees of The Munder Funds. In the coming weeks, shareholders of the Funds will receive materials requesting their approval of the investment advisory agreement, which will be sought through a proxy statement. I encourage you to exercise your right to vote your shares.

    Thank you for your confidence in The Munder Funds. We look forward to continuing to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
President and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Hypothetical and Total Returns
vi	Shareholder Fee Example
1	Portfolio of Investments
4	Statement of Assets and Liabilities
6	Statement of Operations
7	Statements of Changes in Net Assets
8	Statements of Changes in Net Assets — Capital Stock Activity
10	Financial Highlights
15	Notes to Financial Statements
32	Report of Independent Registered Public Accounting Firm

An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain a prospectus, please visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund concentrates its investments in real estate-related securities, and is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. Furthermore, real estate investments are subject to special risks related to property tax rates, property values and borrower defaults.

    Fund holdings are subject to change and percentages shown below are based on net assets as of June 30, 2006. The following pie chart illustrates the allocation of the Fund’s investments by type of real estate. A complete list of holdings as of June 30, 2006 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 REAL ESTATE ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the year ended June 30, 2006. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Robert Crosby and Brian Matuszak

    The Fund generated a return of 17.25% for the one year ended June 30, 2006, relative to the 19.06% return for the FTSE NAREIT Equity REIT Index (formerly known as the NAREIT Equity Index) and the 21.40% median return for the Lipper universe of real estate funds.

    The Fund had strong absolute performance for the one year ended June 30, 2006, reflecting overall strength in the real estate investment trust (REIT) market, but lagged its FTSE NAREIT benchmark. Relative strength in a number of Fund segments, including office and lodging/resorts, was offset by weakness in the regional malls segment of the Fund and from poor performance from mortgage-related holdings.

    SL Green Realty Corp. (3.7% of the Fund) and Corporate Office Properties Trust (2.1% of the Fund) were the key contributors to relative performance in the office segment of the Fund, while Host Hotels & Resorts, Inc. (3.5% of the Fund) and LaSalle Hotel Properties (2.8% of the Fund) had the greatest positive impact in the lodging/resorts segment.

    Mortgage REITs were generally weak during the year ended June 30, 2006, and two of the Fund’s mortgage-related holdings, KKR Financial Corp. (2.9% of the Fund), one of the Fund’s specialty REITs, and JER Investors Trust Inc. (1.8% of the Fund), one of the Fund’s diversified REITs, were the largest detractors from the Fund’s overall return for the year. The weakness in the regional malls segment of the Fund was primarily due to Feldman Mall Properties, Inc. (1.4% of the Fund).

    Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The FTSE NAREIT Equity REIT Index (formerly known as the NAREIT Equity Index) is an unmanaged index that includes all tax-qualified equity REITs (firms with 75% or more of gross invested book assets in real property) with common shares traded on the New York Stock Exchange, the American Stock Exchange or the NASDAQ National Market List that meet certain minimum market capitalization, liquidity and free-float parameters as of the date of the annual index review. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

    The Lipper universe of real estate funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Hypothetical and Total Returns

The following graph represents the performance of the oldest class of the Munder Real Estate Equity Investment Fund (the “Fund”), Class A Shares, over the past ten years. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Past performance is no guarantee of future results. Investment return and principal value of any investment will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder Real Estate Equity Investment Fund

CLASS A SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Investment

iv

	GROWTH OF A $10,000 INVESTMENT(1)

					FTSE
					NAREIT	Lipper
					Equity	Real Estate
Class and	With		Without	S&P 500®	REIT	Funds
Inception Date	Load		Load	Index#	Index#	Median**

CLASS A (9/30/94)	$35,714	*	$37,783	$22,231	$40,933	$41,662

CLASS B (10/3/94)	N/A		35,542	22,231	40,933	41,662

CLASS C (1/5/96)	N/A		35,058	22,231	40,933	41,662

CLASS K (10/3/96)	N/A		34,773	21,571	38,420	38,933

CLASS Y (10/3/94)	N/A		38,711	22,231	40,933	41,662

	AVERAGE ANNUAL TOTAL RETURNS

						Five			Ten			Since
	One		One	Five		Years	Ten		Years	Since		Inception
Class and	Year		Year	Years		w/out	Years		w/out	Inception		w/out
Inception Date	w/load		w/out load	w/load		load	w/load		load	w/load		load

CLASS A (9/30/94)	10.56%	*	17.02%	17.89%	*	19.23%	13.58%	*	14.22%	13.27%	*	13.81%

CLASS B (10/3/94)	11.19%	†	16.19%	18.14%	†	18.34%	N/A		13.52%	N/A		13.23%

CLASS C (1/5/96)	15.08%	†	16.08%	N/A		18.33%	N/A		13.37%	N/A		13.35%

CLASS K (10/3/96)	N/A		16.96%	N/A		19.22%	N/A		N/A	N/A		13.65%

CLASS Y (10/3/94)	N/A		17.25%	N/A		19.51%	N/A		14.49%	N/A		14.10%

(1)	Amounts represent the growth of a $10,000 investment over the past ten years or since inception, whichever period is shorter.

*	Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares.

†	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

#	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The FTSE National Association of Real Estate Investment Trusts (“NAREIT”) Equity REIT Index (formerly known as the NAREIT Equity Index) is an unmanaged index that includes all tax-qualified equity REITs (firms with 75% or more of gross invested book assets in real property) with common shares traded on the New York Stock Exchange, the American Stock Exchange or the NASDAQ National Market List that meet certain minimum market capitalization, liquidity and free-float parameters as of the annual index review. Index comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 7/1/96, 7/1/96, 7/1/96, 10/1/96, and 7/1/96, respectively.

**	The Lipper Real Estate Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. Lipper comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 7/1/96, 7/1/96, 7/1/96, 10/1/96, and 7/1/96, respectively.

v

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	1/1/06	6/30/06	1/1/06-6/30/06	Ratio

Actual
Class A	$1,000.00	$1,120.30	$7.73	1.47%
Class B	$1,000.00	$1,115.40	$11.64	2.22%
Class C	$1,000.00	$1,115.70	$11.65	2.22%
Class K	$1,000.00	$1,119.60	$7.78	1.48%
Class Y	$1,000.00	$1,121.10	$6.42	1.22%

Hypothetical
Class A	$1,000.00	$1,017.50	$7.35	1.47%
Class B	$1,000.00	$1,013.79	$11.08	2.22%
Class C	$1,000.00	$1,013.79	$11.08	2.22%
Class K	$1,000.00	$1,017.46	$7.40	1.48%
Class Y	$1,000.00	$1,018.74	$6.11	1.22%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

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viii

Munder Real Estate Equity Investment Fund

Portfolio of Investments, June 30, 2006

Shares		Value

COMMON STOCKS — 98.7%
Apartments — 17.1%
20,550	Apartment Investment and Management Company, Class A	$892,898
64,460	Archstone-Smith Trust	3,279,080
16,759	AvalonBay Communities, Inc.	1,853,881
30,750	Camden Property Trust	2,261,662
63,625	Equity Residential	2,845,946
6,050	Essex Property Trust, Inc.	675,543
26,600	Mid-America Apartment Communities, Inc.	1,482,950

		13,291,960

Diversified — 10.6%
17,800	Colonial Properties Trust	879,320
88,800	JER Investors Trust Inc.	1,380,840
64,625	Newcastle Investment Corp.	1,636,305
35,625	RAIT Investment Trust	1,040,250
58,600	Taberna Realty Finance Trust, 144A (a),(b),(c),(d)	879,000
25,075	Vornado Realty Trust	2,446,066

		8,261,781

Healthcare — 4.7%
25,250	Health Care REIT, Inc.	882,488
107,800	Medical Properties Trust, Inc.	1,190,112
47,375	Ventas, Inc.	1,605,065

		3,677,665

Industrial — 6.0%
9,900	AMB Property Corporation	500,445
42,650	First Potomac Realty Trust	1,270,543
55,650	ProLogis	2,900,478

		4,671,466

Lodging/Resorts — 9.2%
99,325	Ashford Hospitality Trust, Inc.	1,253,481
43,750	Hersha Hospitality Trust, Class A	406,438
125,450	Host Hotels & Resorts, Inc.	2,743,591
47,600	LaSalle Hotel Properties	2,203,880
18,300	Sunstone Hotel Investors, Inc.	531,798

		7,139,188

See Notes to Financial Statements.

1

Munder Real Estate Equity Investment Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Lodging/Resorts (Continued)
Mixed — 1.0%
4,000	Duke Realty Corporation	$140,600
10,525	PS Business Parks, Inc.	620,975

		761,575

Mortgages — 1.0%
29,400	Gramercy Capital Corp.	761,460

Office — 18.8%
15,350	Alexandria Real Estate Equities, Inc.	1,361,238
40,600	BioMed Realty Trust, Inc.	1,215,564
29,950	Boston Properties, Inc.	2,707,480
61,225	Columbia Equity Trust, Inc.	940,416
39,050	Corporate Office Properties Trust	1,643,224
32,624	Equity Office Properties Trust	1,191,102
53,175	Reckson Associates Realty Corp.	2,200,382
54,800	Republic Property Trust	541,424
26,100	SL Green Realty Corp.	2,857,167

		14,657,997

Regional Malls — 11.0%
13,025	CBL & Associates Properties, Inc.	507,063
102,000	Feldman Mall Properties, Inc.	1,117,920
71,595	General Growth Properties, Inc.	3,226,071
45,019	Simon Property Group, Inc.	3,733,876

		8,584,930

Self Storage — 5.5%
33,000	Public Storage, Inc.	2,504,700
18,000	Sovran Self Storage, Inc.	914,220
44,400	U-Store-It Trust	837,384

		4,256,304

Shopping Centers — 9.2%
33,425	Developers Diversified Realty Corporation	1,744,117
42,375	Equity One, Inc.	885,638
58,674	Kimco Realty Corporation	2,141,014
12,300	Pan Pacific Retail Properties, Inc.	853,251
13,275	Regency Centers Corporation	825,041
18,450	Weingarten Realty Investors	706,266

		7,155,327

See Notes to Financial Statements.

2

Shares		Value

Specialty — 4.6%
108,525	KKR Financial Corp.	$2,258,405
113,400	NorthStar Realty Finance Corp.	1,361,934

		3,620,339

TOTAL COMMON STOCKS
(Cost $44,049,297)		76,839,992

PREFERRED STOCK — 1.2%
(Cost $1,000,000)
Mixed — 1.2%
20,000	LBA Realty Funding II, Series A, 144A, 8.75%, due 08/05/2008 (a),(b),(c),(d)	972,000

TOTAL INVESTMENTS
(Cost $45,049,297)	99.9%	77,811,992
OTHER ASSETS AND LIABILITIES (Net)	0.1	38,332

NET ASSETS	100.0%	$77,850,324

(a)	Fair valued security as of June 30, 2006 (See Notes to Financial Statements, Note 2). At June 30, 2006, these securities represent $1,851,000, 2.4% of net assets.

(b)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(c)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(d)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At June 30, 2006, securities subject to restrictions on resale that have not been deemed to be liquid represent $1,851,000, 2.4% of net assets.

Security	Acquisition Date	Cost

LBA Realty Funding II, Series A, 144A, 8.75%, due 08/05/2008	07/29/03	$1,000,000
Taberna Realty Finance Trust, 144A	08/04/05	472,903
	09/12/05	209,936
	09/14/05	27,329

See Notes to Financial Statements.

3

Munder Real Estate Equity Investment Fund

Statement of Assets and Liabilities, June 30, 2006

ASSETS:
Investments, at value (see accompanying schedule)	$77,811,992
Dividends receivable	349,699
Receivable for investment securities sold	242,473
Receivable for Fund shares sold	12,287
Prepaid expenses and other assets	48,577

Total Assets	78,465,028

LIABILITIES:
Custodian overdraft payable	236,228
Payable for Fund shares redeemed	267,975
Trustees’ fees and expenses payable	36,210
Transfer agency/record keeping fees payable	15,746
Administration fees payable	10,233
Distribution and shareholder servicing fees payable — Class A, B and C Shares	6,660
Custody fees payable	2,159
Shareholder servicing fees payable — Class K Shares	75
Investment advisory fees payable	33
Accrued expenses and other payables	39,385

Total Liabilities	614,704

NET ASSETS	$77,850,324

Investments, at cost	$45,049,297

See Notes to Financial Statements.

4

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(28,046)
Undistributed net realized gain on investments sold	7,923,864
Net unrealized appreciation of investments	32,762,695
Paid-in capital	37,191,811

$77,850,324

NET ASSETS:
Class A Shares	$10,587,015

Class B Shares	$3,073,344

Class C Shares	$3,000,732

Class K Shares	$417,875

Class Y Shares	$60,771,358

SHARES OUTSTANDING:
Class A Shares	445,521

Class B Shares	129,704

Class C Shares	125,819

Class K Shares	17,623

Class Y Shares	2,555,578

CLASS A SHARES:
Net asset value and redemption price per share	$23.76

Maximum sales charge	5.50%
Maximum offering price per share	$25.14

CLASS B SHARES:
Net asset value and offering price per share*	$23.70

CLASS C SHARES:
Net asset value and offering price per share*	$23.85

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$23.71

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$23.78

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

5

Munder Real Estate Equity Investment Fund

Statement of Operations, For the Year Ended June 30, 2006

INVESTMENT INCOME:
Interest	$52,379
Dividends	2,946,637

Total Investment Income	2,999,016

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	24,089
Class B Shares	44,999
Class C Shares	29,752
Shareholder servicing fees:
Class K Shares	668
Investment advisory fees	651,101
Administration fees	143,982
Transfer agency/record keeping fees	89,548
Legal and audit fees	43,246
Registration and filing fees	42,129
Trustees’ fees and expenses	33,758
Custody fees	28,130
Other	49,078

Total Expenses	1,180,480

NET INVESTMENT INCOME	1,818,536

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from security transactions	11,133,681
Net change in unrealized appreciation/(depreciation) of securities	258,840

Net realized and unrealized gain on investments	11,392,521

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,211,057

See Notes to Financial Statements.

6

Munder Real Estate Equity Investment Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005

Net investment income	$1,818,536	$2,652,910
Net realized gain from security transactions	11,133,681	8,055,132
Net change in unrealized appreciation/(depreciation) of securities	258,840	10,763,453

Net increase in net assets resulting from operations	13,211,057	21,471,495
Dividends to shareholders from net investment income:
Class A Shares	(299,571)	(232,378)
Class B Shares	(103,965)	(185,097)
Class C Shares	(69,395)	(79,334)
Class K Shares	(8,181)	(22,606)
Class Y Shares	(2,352,648)	(2,285,629)
Distributions to shareholders from net realized gains:
Class A Shares	(784,700)	—
Class B Shares	(465,510)	—
Class C Shares	(248,771)	—
Class K Shares	(23,281)	—
Class Y Shares	(6,105,567)	—
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	1,212,814	2,618,677
Class B Shares	(3,343,185)	(2,095,972)
Class C Shares	(165,769)	(419,984)
Class K Shares	127,356	(1,216,983)
Class Y Shares	(9,729,016)	(2,876,434)
Short-term trading fees	2,506	923

Net increase/(decrease) in net assets	(9,145,826)	14,676,678
NET ASSETS
Beginning of year	86,996,150	72,319,472

End of year	$77,850,324	$86,996,150

Accumulated distributions in excess of net investment income	$(28,046)	$(19,743)

See Notes to Financial Statements.

7

Munder Real Estate Equity Investment Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005

Amount
Class A Shares:
Sold*	$4,441,596	$4,336,134
Issued as reinvestment of dividends and distributions	798,284	162,664
Redeemed	(4,027,066)	(1,880,121)

Net increase	$1,212,814	$2,618,677

Class B Shares:
Sold	$536,532	$1,700,118
Issued as reinvestment of dividends and distributions	415,361	120,925
Redeemed*	(4,295,078)	(3,917,015)

Net decrease	$(3,343,185)	$(2,095,972)

Class C Shares:
Sold	$641,309	$1,045,827
Issued as reinvestment of dividends and distributions	193,887	43,214
Redeemed	(1,000,965)	(1,509,025)

Net decrease	$(165,769)	$(419,984)

Class K Shares:
Sold	$244,030	$6,172
Issued as reinvestment of dividends	1,619	—
Redeemed	(118,293)	(1,223,155)

Net increase/(decrease)	$127,356	$(1,216,983)

Class Y Shares:
Sold	$8,064,150	$4,211,876
Issued as reinvestment of dividends and distributions	2,178,343	299,627
Redeemed	(19,971,509)	(7,387,937)

Net decrease	$(9,729,016)	$(2,876,434)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

8

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005

Shares
Class A Shares:
Sold*	195,085	208,036
Issued as reinvestment of dividends and distributions	36,836	7,876
Redeemed	(177,816)	(89,964)

Net increase	54,105	125,948

Class B Shares:
Sold	23,574	83,783
Issued as reinvestment of dividends and distributions	19,362	5,902
Redeemed*	(190,547)	(190,157)

Net decrease	(147,611)	(100,472)

Class C Shares:
Sold	28,049	51,394
Issued as reinvestment of dividends and distributions	8,956	2,110
Redeemed	(43,928)	(73,336)

Net decrease	(6,923)	(19,832)

Class K Shares:
Sold	10,546	298
Issued as reinvestment of dividends	70	—
Redeemed	(5,157)	(57,329)

Net increase/(decrease)	5,459	(57,031)

Class Y Shares:
Sold	369,598	204,125
Issued as reinvestment of dividends and distributions	97,441	14,546
Redeemed	(887,195)	(356,396)

Net decrease	(420,156)	(137,725)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

9

Munder Real Estate Equity Investment Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$22.94	$18.17	$14.96	$14.65	$13.22

Income from investment operations:
Net investment income	0.42	0.65	0.60	0.58	0.58
Net realized and unrealized gain on investments	3.10	4.82	3.26	0.39	1.52

Total from investment operations	3.52	5.47	3.86	0.97	2.10

Less distributions:
Dividends from net investment income	(0.71)	(0.70)	(0.65)	(0.66)	(0.50)
Distributions from net realized gains	(1.99)	—	—	—	—
Distributions from capital	—	—	—	—	(0.17)

Total distributions	(2.70)	(0.70)	(0.65)	(0.66)	(0.67)

Short-term trading fees	0.00 (d)	0.00 (d)	—	—	—

Net asset value, end of period	$23.76	$22.94	$18.17	$14.96	$14.65

Total return(b)	17.02%	30.69%	26.11%	7.22%	16.52%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$10,587	$8,978	$4,824	$3,599	$3,441
Ratio of operating expenses to average net assets	1.48%	1.47%	1.48%	1.51%	1.20%
Ratio of net investment income to average net assets	1.86%	3.13%	3.45%	4.32%	4.33%
Portfolio turnover rate	26%	34%	22%	19%	39%
Ratio of operating expenses to average net assets without expense waivers	1.48%	1.47%	1.48%	1.51%	1.21%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on September 30, 1994 and October 3, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

See Notes to Financial Statements.

10

B Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

$22.89	$18.13	$14.92	$14.62	$13.19

0.27	0.52	0.47	0.48	0.48
3.07	4.79	3.26	0.38	1.52

3.34	5.31	3.73	0.86	2.00

(0.54)	(0.55)	(0.52)	(0.56)	(0.40)
(1.99)	—	—	—	—
—	—	—	—	(0.17)

(2.53)	(0.55)	(0.52)	(0.56)	(0.57)

0.00 (d)	0.00 (d)	—	—	—

$23.70	$22.89	$18.13	$14.92	$14.62

16.19%	29.62%	25.24%	6.36%	15.69%

$3,073	$6,348	$6,848	$5,790	$4,569
2.23%	2.22%	2.23%	2.26%	1.95%
1.21%	2.51%	2.72%	3.57%	3.58%
26%	34%	22%	19%	39%
2.23%	2.22%	2.23%	2.26%	1.96%

See Notes to Financial Statements.

11

Munder Real Estate Equity Investment Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$23.02	$18.23	$15.01	$14.70	$13.26

Income from investment operations:
Net investment income	0.26	0.51	0.45	0.48	0.48
Net realized and unrealized gain on investments	3.10	4.83	3.29	0.39	1.53

Total from investment operations	3.36	5.34	3.74	0.87	2.01

Less distributions:
Dividends from net investment income	(0.54)	(0.55)	(0.52)	(0.56)	(0.40)
Distributions from net realized gains	(1.99)	—	—	—	—
Distributions from capital	—	—	—	—	(0.17)

Total distributions	(2.53)	(0.55)	(0.52)	(0.56)	(0.57)

Short-term trading fees	0.00 (d)	0.00 (d)	—	—	—

Net asset value, end of period	$23.85	$23.02	$18.23	$15.01	$14.70

Total return(b)	16.08%	29.73%	25.16%	6.40%	15.68%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,001	$3,056	$2,781	$1,211	$1,252
Ratio of operating expenses to average net assets	2.23%	2.22%	2.23%	2.26%	1.95%
Ratio of net investment income to average net assets	1.14%	2.46%	2.58%	3.57%	3.58%
Portfolio turnover rate	26%	34%	22%	19%	39%
Ratio of operating expenses to average net assets without expense waivers	2.23%	2.22%	2.23%	2.26%	1.96%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on January 5, 1996 and October 3, 1996, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

See Notes to Financial Statements.

12

K Shares

Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended
6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

$22.91	$18.14	$14.93	$14.63	$13.20

0.41	0.64	0.61	0.58	0.58
3.09	4.83	3.25	0.38	1.52

3.50	5.47	3.86	0.96	2.10

(0.71)	(0.70)	(0.65)	(0.66)	(0.50)
(1.99)	—	—	—	—
—	—	—	—	(0.17)

(2.70)	(0.70)	(0.65)	(0.66)	(0.67)

0.00 (d)	0.00 (d)	—	—	—

$23.71	$22.91	$18.14	$14.93	$14.63

16.96%	30.69%	26.16%	7.16%	16.55%

$418	$279	$1,255	$3,166	$2,331
1.48%	1.47%	1.48%	1.51%	1.20%
1.81%	3.18%	3.64%	4.32%	4.33%
26%	34%	22%	19%	39%
1.48%	1.47%	1.48%	1.51%	1.21%

See Notes to Financial Statements.

13

Munder Real Estate Equity Investment Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$22.96	$18.18	$14.97	$14.66	$13.23

Income from investment operations:
Net investment income	0.50	0.71	0.63	0.62	0.61
Net realized and unrealized gain on investments	3.07	4.83	3.27	0.38	1.52

Total from investment operations	3.57	5.54	3.90	1.00	2.13

Less distributions:
Dividends from net investment income	(0.76)	(0.76)	(0.69)	(0.69)	(0.53)
Distributions from net realized gains	(1.99)	—	—	—	—
Distributions from capital	—	—	—	—	(0.17)

Total distributions	(2.75)	(0.76)	(0.69)	(0.69)	(0.70)

Short-term trading fees	0.00 (d)	0.00 (d)	—	—	—

Net asset value, end of period	$23.78	$22.96	$18.18	$14.97	$14.66

Total return(b)	17.25%	31.06%	26.40%	7.48%	16.80%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$60,771	$68,335	$56,612	$43,871	$49,066
Ratio of operating expenses to average net assets	1.23%	1.22%	1.23%	1.26%	0.95%
Ratio of net investment income to average net assets	2.19%	3.46%	3.67%	4.57%	4.58%
Portfolio turnover rate	26%	34%	22%	19%	39%
Ratio of operating expenses to average net assets without expense waivers	1.23%	1.22%	1.23%	1.26%	0.96%

(a)	Class Y Shares of the Fund commenced operations on October 3, 1994.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

See Notes to Financial Statements.

14

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, June 30, 2006

1.	Organization

    As of June 30, 2006, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Real Estate Equity Investment Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or

15

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, June 30, 2006 (continued)

exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities are valued at the mean of the bid and asked prices. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/ or comparable publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Short-Term Trading (Redemption) Fees: During the year ended June 30, 2006, a short-term trading fee of 2% was assessed on certain redemptions of Fund shares made within 60 days of purchase as described in the Fund’s prospectus. The fee, which was retained by the Fund, is accounted for as an

16

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, June 30, 2006 (continued)

addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.74% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the year ended June 30, 2006, the Advisor earned $143,982 before payment of sub-administration fees and $91,506 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2006, the Fund paid an annual effective rate of 0.1636% for administrative services.

    Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully

17

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, June 30, 2006 (continued)

diluted basis) as of June 30, 2006. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $6,063 for its administrative, record keeping and other related services provided to the Fund for the year ended June 30, 2006.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the ”Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B and Class C Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

18

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, June 30, 2006 (continued)

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2006, the Fund paid $0 to Comerica Securities and $670 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $22,402,571 and $38,133,885, respectively, for the year ended June 30, 2006.

    At June 30, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $33,602,905, aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $964,108 and net appreciation for Federal income tax purposes was $32,638,797. At June 30, 2006, aggregate cost for Federal income tax purposes was $45,173,195.

6. Investment Concentration

    The Fund primarily invests in equity securities of United States companies that are principally engaged in business within the real estate industry, most of which are REITs. Investing in the securities of real estate-related companies involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. Adverse economic, business or political developments affecting that industry could have a major effect on the value of the Fund’s investments. In addition, investments in securities of REITs entail additional risks because REITs depend on specialized management skills, may invest in a limited number of properties and may concentrate in a particular region or property type. The value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

19

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, June 30, 2006 (continued)

7. Revolving Line of Credit

    Effective December 14, 2005, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. During the year ended June 30, 2006, the maximum outstanding borrowing was $11,047,000. During the three days the Fund utilized the line of credit, the average daily outstanding balance was $10,986,667, with an average interest rate of 5.50%. Interest expense totaled $5,036 for the year ended June 30, 2006. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 13, 2006 on the daily amount of the unused commitment. For the year ended June 30, 2006, total commitment fees for the Fund were $1,077.

8. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    As determined on June 30, 2006, permanent differences resulting primarily from distribution redesignations were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed	Accumulated
Net	Net
Investment Income	Realized Gain

$1,006,921	$(1,006,921)

20

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, June 30, 2006 (continued)

    The tax character of dividends and distributions paid to shareholders during the years ended June 30, 2006 and June 30, 2005 were as follows:

	Ordinary	Long-Term
	Income	Capital Gains	Total

June 30, 2006	$1,826,839	$8,634,750	$10,461,589
June 30, 2005	1,790,443	1,014,601	2,805,044

    At June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed
Long-Term	Unrealized
Gain	Appreciation	Total

$8,047,762	$32,638,797	$40,686,559

    The differences between book and tax distributable earnings are primarily due to wash sales and deferred trustees’ fees.

10. Tax Information (Unaudited)

    For the fiscal year ended June 30, 2006, the Fund designated approximately $2,946,637 pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.

    For the year ended June 30, 2006, the amount of long-term capital gain distributions designated by the Fund was $8,634,750.

11. Subsequent Event (Unaudited)

    On August 4, 2006, the management team of the Advisor announced that it has partnered with Grail Partners, LLC and private equity firm Crestview Partners, L.P. to acquire Comerica’s controlling interest in the Advisor. If, as expected, the transaction closes, the Advisor’s current investment advisory agreement with the Fund will automatically terminate under applicable law at the time of the closing. On August 22, 2006, the Board of Trustees of the Munder Funds approved a new investment advisory agreement with the Advisor subject to approval by shareholders of the Fund at a Special Meeting called for October 26, 2006. The new investment advisory agreement is expected to become effective on the date of the closing of the transaction.

12. Reclassification

    Certain distributions from the prior year have been reclassified to conform with current year financial statement presentation.

21

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, June 30, 2006 (continued)

13. Quarterly Portfolio Schedule (Unaudited)

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

14. Proxy Voting Policies and Procedures (Unaudited)

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

15. Proxy Voting Record (Unaudited)

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

16. Approval of Investment Advisory Agreement (Unaudited)

    The Advisor provides investment advisory services to the Fund under a Combined Investment Advisory Agreement dated June 13, 2003 and amended most recently as of May 16, 2006 (“Advisory Agreement”). On May 16, 2006, the Board of Trustees approved the continuation of the Advisory Agreement with respect to the Fund for an additional one-year period commencing on July 1, 2006. In determining whether to approve the continuation of the Advisory Agreement, the Board requested, and received from the Advisor, the information that the Board believed to be reasonably necessary to reach its conclusion, including the information described below. Both in meetings specifically dedicated to renewal of the Advisory Agreement and in other meetings during the course of the year, the Board received materials relating to the services provided to the Munder Funds by the

22

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, June 30, 2006 (continued)

Advisor. In evaluating the Advisory Agreement, the Board conducted a review that was specifically focused upon the renewal of the Advisory Agreement, and relied upon their knowledge, resulting from their meetings throughout the year, of the Advisor, its services and the Munder Funds.

    The Board considered many factors in evaluating whether the Advisory Agreement and the fees provided therein with respect to the Fund should be continued for an additional one-year period. The Board was advised by legal counsel to the Munder Funds and the “Non-Interested Trustees” also were advised by their independent legal counsel with respect to their deliberations regarding the continuation of the Advisory Agreement. (A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act.)

    Among other factors, the Board requested, considered and evaluated information regarding:

    (a) The nature, extent and quality of the services provided by the Advisor to the Fund under the Advisory Agreement: With respect to this factor, the Board considered:

•	the qualifications of management of the Advisor and of persons providing portfolio management services to the Fund. In this regard, the Board was presented with detailed information concerning the Advisor’s efforts in hiring, promoting and retaining qualified investment personnel, including enhancements in the quality and depth in the Advisor’s investment, trading, and administrative services departments due to the recruiting and hiring of additional staff in 2005 and the promotion of employees from within the Advisor in 2005 and 2006, recent changes within key management positions at the Advisor, the Advisor’s personnel retention efforts, and the Advisor’s current intentions regarding future changes in its organizational structure;

•	the Advisor’s efforts in recent years and on an ongoing basis to:

(1) enhance its research capabilities and make investments in compliance, fund accounting and other technologies relating to the Funds’ operations in order to improve their effectiveness and efficiencies of operations;

(2) grow Fund assets through increased marketing efforts and a focus on asset retention;

23

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, June 30, 2006 (continued)

(3) focus on determining the reasonableness of the investment advisory fees for each of the Munder Funds and, as appropriate, to adjust its investment advisory fees (including through the addition of contractual fee breakpoints or reducing its advisory fees), although no such adjustments were made with respect to the Fund in the current period;

(4) renegotiate the fee arrangements with certain of the other service providers for the Munder Funds in order to reduce the total expense ratios of the Munder Funds and their classes of shares, although no such reductions were made in the current period; and

(5) seek to better allocate the costs of services across the Munder Funds;

•	the Advisor’s performance, both generally with respect to all the Munder Funds and more specifically with respect to the Fund, as further described below;

•	the information provided by the Advisor in its Form ADV and in response to a detailed series of questions submitted by counsel to the Munder Funds;

•	the terms of the Advisory Agreement; and

•	the general experience, business, operations and financial condition of the Advisor.

    Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the continuance of the Advisory Agreement.

    (b) The investment performance of the Fund and the Advisor: The Board considered the one-, three-, five- and ten-year and since inception total investment performance, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2005 and compared this information to the performance of the Fund’s benchmark index and the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”).

    In addition, the Board considered the Fund’s one-, three-, five- and ten-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well as the three-, five- and ten-year and the overall “star” ratings of the Fund by Morningstar, Inc. The Board also considered the Fund’s one-, three-, five-and ten-year total return for Class A Shares as of December 31, 2005 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund.

24

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, June 30, 2006 (continued)

    In this regard, the Board considered that: (1) the Fund’s average annual total returns for Class Y Shares, on a gross basis, exceeded the performance of the benchmark for the three-, five- and ten-year and since inception periods, and trailed for the one-year period, (2) the Fund’s total returns for Class Y Shares on a gross basis exceeded the median performance of the Fund’s Lipper peer group for the three-, five- and ten-year periods, and trailed for the one-year period, and (3) the Fund had favorable Morningstar ratings.

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund supported approval of the continuance of the Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund: The Board considered detailed information provided by the Advisor as to the costs and profitability of the Advisor over the 12 months ended on December 31, 2005 and projections by the Advisor as to the costs and profitability of the Advisor over the 12 months ending on December 31, 2006, with respect to all services provided by the Advisor and its affiliates to the Fund and based on certain stated assumptions. Based on these facts, the Board concluded that the costs of the Advisor’s services and the profitability of the Advisor under the Advisory Agreement were not unreasonable.

    (d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale: The Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Fund’s shareholders through appropriate mechanisms in the future. Based on these facts, the Board concluded that the Advisor’s efforts in this regard strongly supported approving continuance of the Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable funds: The Board considered the Fund’s advisory fees and total expenses as they compared to those of comparable funds identified by Lipper in the case of the advisory fee comparisons and to the funds included in the Fund’s respective Lipper category in the case of total expense comparisons. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) of the Fund’s Class A Shares in comparison to those of

25

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, June 30, 2006 (continued)

each comparable fund in the Fund’s Lipper peer group and in comparison to the average, median, high and low net effective advisory fees of the funds in the Fund’s Lipper peer group. The Board also received separate information prepared by Strategic Insight Mutual Fund Research and Consulting, LLC, a third-party data mutual fund provider, that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. Based on these facts, the Board concluded that the current advisory fee and total fee levels of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Fund: The Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Fund, the Advisor may benefit from its relationship with the Fund in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on these facts, the Board concluded that these additional benefits should not preclude approval of the continuance of the Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved the Advisory Agreement for an additional annual period commencing on July 1, 2006.

17.	Trustees and Executive Officers (Unaudited)

    Information about the Trustees and Executive Officers of the Munder Funds as of June 30, 2006, including their business addresses, ages and principal

26

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, June 30, 2006 (continued)

occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below.

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 58	Trustee and Chairman	Indefinite; Trustee since 2/93; Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (real estate investment operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (10/97 to 12/05).	25	Fieldstone Investment Corporation (since 11/03).

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 59	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/ real estate/ manufacturing company) (since 1991).	25	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	25	Nighthawk Radiology Holdings, Inc. (since 3/04).

27

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, June 30, 2006 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 11/89	Vice President, Macomb Community College (since 7/01); Dean, Macomb Community College (since 9/97).	25	None

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	25	Universal Forest Products, Inc (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company) (since 5/05).

28

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, June 30, 2006 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 47	Trustee(3)	Indefinite; Since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	24	Taubman Centers, Inc. (since 1/97).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 50	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	25	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04); LMS Medical Systems (health care technology company) (since 1/06).

29

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, June 30, 2006 (continued)

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Interested Trustee

Michael T. Monahan(4) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 67	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99).	25	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MSTII only.

(4)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica Incorporated, the indirect parent company of the Advisor. Mr. Monahan also receives retirement and health benefits from Comerica Incorporated.

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Executive Officers

John S. Adams 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	President & Principal Executive Officer	through 2/07; since 4/06	President and Chief Investment Officer of Munder Capital Management (investment advisor) (since 3/06); President and Chief Investment Officer of Pierce Street Advisors, LLC (investment advisor) (since 3/06); Managing Director and Chief Investment Officer, Equities of Munder Capital Management (12/04 to 3/06); Senior Portfolio Manager of Munder Capital Management (6/87 to 12/04).
Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/07; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); General Counsel of Munder Capital Management (7/00 to 2/05); Director of Diversified Strategy Hedge Fund, Ltd. (since 1/06).

30

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, June 30, 2006 (continued)

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 40	Vice President & Principal Financial Officer	through 2/07; since 2/01	Managing Director and Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05).

Chérie N. Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 37	Treasurer & Principal Accounting Officer	through 2/07; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

31

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Real Estate Equity Investment Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Real Estate Equity Investment Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Real Estate Equity Investment Fund of Munder Series Trust at June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 11, 2006

32

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNREIT606

ANNUAL REPORT
June 30, 2006
The Munder S&P ®
Index Funds
Class K and Y Shares

Munder S&P® MidCap Index Equity Fund Munder S&P® SmallCap Index Equity Fund

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    I am delighted to provide you with information about some very positive developments at Munder Capital Management, the investment advisor to The Munder Funds. By mutual agreement with Comerica Incorporated, Munder Capital’s partner for over 10 years, the management team and employees of Munder Capital, along with Crestview Capital Partners, L.P. and Grail Partners, LLC, are buying Comerica’s ownership position in the firm. We anticipate that the transfer of ownership will be completed prior to year end.

    Because Munder Capital retained its own operational infrastructure throughout its partnership with Comerica, we expect the transition to independent ownership of Munder Capital to be seamless. Among the most important outcomes from Munder Capital’s perspective are the continuity in our people and processes, and the opportunity for increased employee ownership. We have always believed that employee ownership is the best way to align our interests with the interests of our clients, and to attract and retain talented professionals. This is a key outcome of the new ownership structure.

    As part of the transaction, Comerica will retain ownership of World Asset Management, a division of Munder Capital that is responsible for managing the Munder Index 500 Fund, Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund. Munder Capital intends to enter into a sub-advisory agreement with World Asset Management to manage these Funds, subject to shareholder approval. We do not anticipate any changes in World Asset Management’s people and processes as a result of the transaction.

    As I hope you can tell from this letter, I am very pleased with this announcement because of its positive implications for both The Munder Funds and for the Munder Capital team. The investment advisory agreements between The Munder Funds and the newly structured Munder Capital Management and World Asset Management have been approved by the Board of Trustees of The Munder Funds. In the coming weeks, shareholders of the Funds will receive materials requesting their approval of the investment advisory agreement and sub-advisory agreement, which will be sought through a proxy statement. I encourage you to take the opportunity to exercise your right to vote your shares.

    Thank you for your confidence in The Munder Funds. We look forward to continuing to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
President and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
vi	Hypothetical and Total Returns
x	Shareholder Fee Example
Portfolio of Investments:
1	Munder S&P® MidCap Index Equity Fund
17	Munder S&P® SmallCap Index Equity Fund
38	Statements of Assets and Liabilities
40	Statements of Operations
42	Statements of Changes in Net Assets
44	Statements of Changes in Net Assets — Capital Stock Activity
46	Financial Highlights
51	Notes to Financial Statements
69	Report of Independent Registered Public Accounting Firm

An investor should consider each Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about each investment company can be found in the Funds’ prospectus. To obtain a prospectus, please visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Both the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund invest in smaller company stocks, which are more volatile and less liquid than larger, more established company securities.

    Fund holdings are subject to change and percentages shown below are based on net assets as of June 30, 2006. The following pie charts illustrate the allocation of each Fund’s investments by sector. Complete lists of holdings as of June 30, 2006, which are further broken down by industry, are contained in each Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available holdings data by calling (800) 438-5789.

MUNDER S&P® MIDCAP INDEX EQUITY FUND

 SECTOR ALLOCATION

ii

MUNDER S&P® SMALLCAP INDEX EQUITY FUND

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the applicable Fund for the six months ended June 30, 2006. Performance of Class K Shares will differ. The returns for each Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

MUNDER S&P® MIDCAP INDEX EQUITY FUND

Portfolio Management Team: Lei (Michael) Liao, Kenneth Schluchter and Kevin Yousif

    The S&P® MidCap Index Equity Fund posted a 4.07% return for the six months ended June 30, 2006, compared to the 4.24% return for the S&P MidCap 400® Index.

    The Fund’s goal is to track closely the total return of the S&P MidCap 400® Index. The weight of each of the 400 stocks held in the Fund is monitored closely relative to its weight in the S&P MidCap 400® universe of stocks. Cash inflows are invested promptly to reduce their impact on the Fund’s total return. As a result, the Fund’s return for the six months ended June 30, 2006 was in line with that of its S&P MidCap 400® benchmark. One key reason for the difference in returns is that expenses are deducted from the Fund before its return is calculated.

    Given the relative strength of smaller-cap stocks during the six months ended June 30, 2006, the S&P MidCap 400® Index outperformed the larger-cap S&P 500® Index, but trailed the S&P SmallCap 600® Index. Eight of the ten sectors of the S&P MidCap 400® Index posted a positive return for the six months ended June 30, 2006. The greatest strength came from the telecommunications services and industrials sectors, both of which posted a double-digit return for the period. The two sectors of the Index to post a negative return were consumer discretionary and health care.

iii

    Based on both weight and performance, the greatest positive contribution to the Index’s and Fund’s return for the six months ended June 30, 2006 came from the industrials, financials and information technology sectors. The consumer discretionary sector had the largest negative impact on the return of both the Index and the Fund.

MUNDER S&P® SMALLCAP INDEX EQUITY FUND

Portfolio Management Team: Lei (Michael) Liao, Kenneth Schluchter and Kevin Yousif

    The S&P® SmallCap Index Equity Fund posted a return of 7.40% for the six months ended June 30, 2006, compared to the 7.70% return for the S&P SmallCap 600® Index.

    The Fund’s goal is to track closely the total return of the S&P SmallCap 600® Index. The weight of each of the 600 stocks held in the Fund is monitored closely relative to its weight in the S&P SmallCap 600® universe of stocks. Cash inflows are invested promptly to reduce their impact on the Fund’s total return. As a result, the Fund’s return for the six months ended June 30, 2006 was in line with that of its S&P SmallCap 600® benchmark. One key reason for the difference in returns is that expenses are deducted from the Fund before its return is calculated.

    Small-cap stocks had the best relative performance for the six months ended June 30, 2006, with the S&P SmallCap 600® Index outperforming both the larger-cap S&P 500® Index and the S&P MidCap 400® Index. Nine of the ten S&P SmallCap 600® Index’s sectors posted a positive return for the six-month period. Five of the Index’s sectors posted a double-digit return, including energy, materials, consumer staples, industrials and utilities. Information technology was the only sector to post a negative return.

    Based on both weight and performance, the greatest positive contribution to the Index’s and Fund’s return for the six months ended June 30, 2006 came from the industrials, energy, financials and materials sectors.

Index performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The Standard & Poor’s MidCap 400® Index is a capitalization-weighted index that measures the performance of the mid-cap sector of the U.S. stock market. The Standard & Poor’s SmallCap 600® Index is a capitalization-weighted index that measures the performance of the small-cap sector of the U.S. stock market.

You cannot invest directly in an index, securities in the Fund may not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

iv

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v

Hypothetical and Total Returns

The following graphs represent the performance of each of the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund (the “Fund(s)”) since the inception of their oldest class of shares, Class Y shares. The table following each line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered. Differing expenses of the class not shown in the line graph will have an effect on performance. In addition, the information contained in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.

Past performance is no guarantee of future results. Investment return and principal value of any investment will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder S&P® MidCap Index Equity Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Initial Investment

vi

	GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

	Munder S&P®
Class and	MidCap Index	S&P MidCap
Inception Date	Equity Fund	400® Index#

CLASS Y 2/13/98	$23,787	$24,469

CLASS K 11/4/99	19,464	20,342

	AVERAGE ANNUAL TOTAL RETURNS

Class and			One	Five	Since
Inception Date	Six Months		Year	Years	Inception

CLASS Y 2/13/98	4.07%	(a)	12.41%	8.71%	10.90%

CLASS K 11/4/99	3.90%	(a)	12.12%	8.44%	10.53%

#	The S&P MidCap 400® Index is a capitalization-weighted index that measures the performance of the mid-cap sector of the U.S. stock market.

(a)	Not annualized.

vii

Hypothetical and Total Returns

(Continued)

Munder S&P® SmallCap Index Equity Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Initial Investment

viii

	GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

	Munder S&P®
Class and	SmallCap Index	S&P SmallCap
Inception Date	Equity Fund	600® Index#

CLASS Y 10/27/99*	$21,452	$23,224

CLASS K 11/4/99	21,126	22,157

	AVERAGE ANNUAL TOTAL RETURNS

Class and			One	Five	Since
Inception Date	Six Months		Year	Years	Inception

CLASS Y 10/27/99*	7.40%	(a)	13.33%	10.55%	12.11%

CLASS K 11/4/99	7.25%	(a)	13.07%	10.29%	11.90%

*	The Munder S&P® SmallCap Index Equity Fund commenced initial operations on August 7, 1997, ceased operations on May 18, 1998 and resumed operations on October 27, 1999. Information is provided for the period beginning on October 27, 1999.

#	The S&P SmallCap 600® Index is a capitalization-weighted index that measures the performance of the small-cap sector of the U.S. stock market.

(a)	Not annualized.

ix

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

Actual Expenses

    The sections of the tables below entitled “Actual” provide information about actual account values and actual expenses for each class of each Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the Fund and class you own. If your account is an IRA, your expenses may also have included a $10 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The sections of the tables below entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of each Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of either Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in each Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

x

    Please note that the expenses shown in the tables for the Funds and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

Munder S&P® MidCap Index Equity Fund

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	1/1/06	6/30/06	1/1/06-6/30/06	Ratio

Actual
Class K	$1,000.00	$1,039.00	$4.15	0.82%
Class Y	$1,000.00	$1,040.70	$2.88	0.57%

Hypothetical
Class K	$1,000.00	$1,020.73	$4.11	0.82%
Class Y	$1,000.00	$1,021.97	$2.86	0.57%

Munder S&P® SmallCap Index Equity Fund

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	1/1/06	6/30/06	1/1/06-6/30/06	Ratio

Actual
Class K	$1,000.00	$1,072.50	$4.06	0.79%
Class Y	$1,000.00	$1,074.00	$2.78	0.54%

Hypothetical
Class K	$1,000.00	$1,020.88	$3.96	0.79%
Class Y	$1,000.00	$1,022.12	$2.71	0.54%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

xi

[This Page Intentionally Left Blank]

xii

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, June 30, 2006

Shares		Value

COMMON STOCKS — 95.7%
Consumer Discretionary — 13.8%
Auto Components — 0.9%
5,372	ArvinMeritor, Inc. (a)	$92,345
894	Bandag, Inc. (a)	32,711
4,411	BorgWarner, Inc.	287,156
11,870	Gentex Corporation (a)	166,180
5,131	Lear Corporation (a)	113,960
2,589	Modine Manufacturing Company	60,479

		752,831

Automobiles — 0.1%
2,669	Thor Industries, Inc. (a)	129,313

Diversified Consumer Services — 1.1%
7,572	Career Education Corporation †	226,327
6,566	Corinthian Colleges, Inc. †,(a)	94,288
4,517	DeVry, Inc. †,(a)	99,238
2,901	ITT Educational Services, Inc. †	190,915
3,838	Laureate Education, Inc. †	163,614
3,506	Regis Corporation	124,849
3,633	Sotheby’s Holdings, Inc., Class A †	95,366

		994,597

Hotels Restaurants & Leisure — 2.0%
5,735	Applebee’s International, Inc.	110,227
2,735	Bob Evans Farms, Inc.	82,077
3,370	Boyd Gaming Corporation (a)	136,013
6,610	Brinker International, Inc.	239,943
2,360	CBRL Group, Inc. (a)	80,051
6,081	Cheesecake Factory, Incorporated (The) †,(a)	163,883
9,752	Gtech Holdings Corporation	339,175
2,714	International Speedway Corporation, Class A	125,848
5,067	OSI Restaurant Partners, Inc. (a)	175,318
4,479	Ruby Tuesday, Inc. (a)	109,333
5,000	Scientific Games Corporation †	178,100

		1,739,968

Household Durables — 1.5%
4,501	American Greetings Corporation, Class A (a)	94,566
3,172	Beazer Homes USA, Inc. (a)	145,500

See Notes to Financial Statements.

1

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Discretionary (Continued)
Household Durables (Continued)
2,035	Blyth, Inc.	$37,566
3,885	Furniture Brands International, Inc. (a)	80,963
2,760	Hovnanian Enterprises, Inc., Class A †,(a)	83,021
2,500	M.D.C. Holdings, Inc. (a)	129,825
4,075	Mohawk Industries, Inc. †,(a),(b)	286,676
3,550	Ryland Group, Inc. (The) (a)	154,674
9,072	Toll Brothers, Inc. †,(a)	231,971
4,080	Tupperware Corporation	80,335

		1,325,097

Leisure Equipment & Products — 0.1%
5,023	Callaway Golf Company	65,249

Media — 1.4%
7,042	Belo Corp., Class A	109,855
3,007	Catalina Marketing Corporation (a)	85,579
2,816	Emmis Communications Corporation, Class A †,(a)	44,042
2,643	Entercom Communications Corporation	69,141
4,378	Harte-Hanks, Inc.	112,252
3,527	Lee Enterprises Incorporated	95,053
1,836	Media General, Inc., Class A	76,910
7,527	Readers Digest Association, Inc. (The) (a)	105,077
2,772	Scholastic Corporation †	71,989
3,669	Valassis Communications, Inc. †	86,552
451	Washington Post Company (The), Class B (b)	351,784
4,923	Westwood One, Inc.	36,922

		1,245,156

Multiline Retail — 0.5%
3,666	99¢ Only Stores †,(a)	38,346
8,204	Dollar Tree Stores, Inc. †	217,406
10,718	Saks, Inc. (a)	173,310

		429,062

Specialty Retail — 5.8%
6,758	Abercrombie & Fitch Co., Class A	374,596
8,342	Advance Auto Parts, Inc.	241,084
4,192	Aeropostale, Inc. †,(a)	121,107
10,145	American Eagle Outfitters, Inc.	345,336

See Notes to Financial Statements.

2

Shares		Value

Consumer Discretionary (Continued)
Specialty Retail (Continued)
5,606	AnnTaylor Stores Corporation †	$243,188
4,058	Barnes & Noble, Inc.	148,117
5,149	Borders Group, Inc.	95,050
8,086	CarMax, Inc. †,(a)	286,730
13,957	Chico’s FAS, Inc. †,(b)	376,560
7,663	Claire’s Stores, Inc.	195,483
12,035	Foot Locker, Inc.	294,737
4,406	GameStop Corporation, Class A †	185,052
10,309	Michaels Stores, Inc.	425,143
8,643	O’Reilly Automotive, Inc. †	269,575
5,720	Pacific Sunwear of California, Inc. †,(a)	102,560
5,290	Payless Shoesource, Inc. †	143,729
10,826	PetSmart, Inc.	277,146
6,623	Pier 1 Imports, Inc. (a)	46,229
5,340	Rent-A-Center, Inc. †	132,752
11,147	Ross Stores, Inc.	312,673
8,510	Urban Outfitters, Inc. †,(a)	148,840
8,901	Williams-Sonoma, Inc.	303,079

		5,068,766

Textiles, Apparel & Luxury Goods — 0.4%
4,693	Polo Ralph Lauren Corporation	257,646
4,231	Timberland Company (The), Class A †	110,429

		368,075

Total Consumer Discretionary		12,118,114

Consumer Staples — 1.8%
Beverages — 0.1%
4,695	PepsiAmericas, Inc.	103,807

Food & Staples Retailing — 0.2%
5,216	BJ’s Wholesale Club, Inc. †	147,874
2,659	Ruddick Corporation	65,172

		213,046

See Notes to Financial Statements.

3

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Staples (Continued)
Food Products — 0.9%
5,636	Hormel Foods Corporation	$209,321
4,488	J.M. Smucker Company (The)	200,614
1,945	Lancaster Colony Corporation (a)	76,769
7,629	Smithfield Foods, Inc. †	219,944
1,978	Tootsie Roll Industries, Inc. (a)	57,619

		764,267

Household Products — 0.5%
4,973	Church & Dwight Co., Inc.	181,117
4,829	Energizer Holdings, Inc. †	282,834

		463,951

Tobacco — 0.1%
1,964	Universal Corporation (a)	73,100

Total Consumer Staples		1,618,171

Energy — 10.1%
Energy Equipment & Services — 4.4%
8,942	Cameron International Corporation †	427,159
11,837	ENSCO International Incorporated (b)	544,739
5,287	FMC Technologies, Inc. †	356,661
10,074	Grant Prideco, Inc. †,(b)	450,812
7,081	Hanover Compressor Company †,(a)	132,981
4,028	Helmerich & Payne, Inc.	242,727
13,327	Patterson-UTI Energy, Inc.	377,287
12,488	Pride International, Inc. †	390,000
15,499	Smith International, Inc. (b)	689,241
4,665	Tidewater, Inc.	229,518

		3,841,125

Oil, Gas & Consumable Fuels — 5.7%
10,986	Arch Coal, Inc. (a)	465,477
8,895	Denbury Resources Inc. †	281,705
4,214	Forest Oil Corporation †	139,736
9,910	Newfield Exploration Company †	484,995
13,577	Noble Energy, Inc. (b)	636,218
2,286	Overseas Shipholding Group, Inc.	135,217
20,182	Peabody Energy Corporation (b)	1,125,146
9,921	Pioneer Natural Resources Company (b)	460,434

See Notes to Financial Statements.

4

Shares		Value

Energy (Continued)
Oil, Gas & Consumable Fuels (Continued)
6,046	Plains Exploration & Production Company †,(a)	$245,105
4,620	Pogo Producing Company	212,982
5,178	Quicksilver Resources, Inc. †,(a)	190,602
12,923	Southwestern Energy Company †	402,681
4,473	Western Gas Resources, Inc. (a)	267,709

		5,048,007

Total Energy		8,889,132

Financials — 16.8%
Capital Markets — 1.8%
5,859	A.G. Edwards, Inc.	324,120
9,973	Eaton Vance Corporation	248,926
5,038	Investors Financial Services Corp. (a)	226,206
7,782	Jefferies Group, Inc. (a)	230,581
6,697	Raymond James Financial, Inc.	202,718
4,898	SEI Investments Company	239,414
6,467	Waddell & Reed Financial, Inc., Class A	132,962

		1,604,927

Commercial Banks — 3.2%
10,491	Associated Banc Corporation	330,781
3,957	Bank of Hawaii Corporation	196,267
3,869	Cathay General Bancorp (a)	140,754
3,206	City National Corporation	208,679
11,900	Colonial BancGroup, Inc.	305,592
3,660	Cullen/ Frost Bankers, Inc.	209,718
6,158	FirstMerit Corporation	128,949
3,892	Greater Bay Bancorp	111,895
9,495	Mercantile Bankshares Corporation	338,687
2,711	SVB Financial Group †,(a)	123,242
8,741	TCF Financial Corporation (a)	231,199
3,503	Texas Regional Bancshares, Inc., Class A	132,834
2,452	Westamerica Bancorporation (a)	120,074
5,236	Wilmington Trust Corporation	220,854

		2,799,525

Consumer Finance — 0.3%
9,950	AmeriCredit Corp. †	277,804

See Notes to Financial Statements.

5

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Financials (Continued)
Diversified Financial Services — 0.4%
12,668	Leucadia National Corporation (a)	$369,779

Insurance — 4.9%
3,617	American Financial Group, Inc.	155,169
2,980	AmerUs Group Co. (a)	174,479
7,382	Arthur J. Gallagher & Company (a)	187,060
8,576	Brown & Brown, Inc.	250,591
5,000	Everest Re Group, Ltd.	432,850
13,383	Fidelity National Financial, Inc. (b)	521,268
7,381	First American Corporation	311,995
3,913	Hanover Insurance Group, Inc. (The)	185,711
8,566	HCC Insurance Holdings, Inc.	252,183
3,282	Horace Mann Educators Corporation	55,630
2,738	Mercury General Corporation (a)	154,341
4,860	Ohio Casualty Corporation	144,488
17,707	Old Republic International Corporation	378,399
5,374	Protective Life Corporation	250,536
4,218	StanCorp Financial Group, Inc.	214,738
3,472	Unitrin, Inc.	151,344
13,030	W. R. Berkley Corporation	444,714

		4,265,496

Real Estate Investment Trusts (REITs) — 4.0%
6,753	AMB Property Corporation	341,364
8,403	Developers Diversified Realty Corporation (a)	438,469
4,166	Highwoods Properties, Inc. (a)	150,726
5,546	Hospitality Properties Trust	243,580
6,805	Liberty Property Trust	300,781
3,902	Longview Fibre Company (a)	74,489
5,508	Macerich Company (The)	386,662
4,793	Mack-Cali Realty Corporation	220,095
8,050	New Plan Excel Realty Trust	198,754
2,955	Potlatch Corporation (a)	111,551
5,888	Rayonier, Inc.	223,214
5,259	Regency Centers Corporation	326,847
10,356	United Dominion Realty Trust, Inc. (a)	290,072
6,198	Weingarten Realty Investors (a)	237,259

		3,543,863

See Notes to Financial Statements.

6

Shares		Value

Financials (Continued)
Thrifts & Mortgage Finance — 2.2%
6,661	Astoria Financial Corporation	$202,827
8,730	First Niagara Financial Group, Inc.	122,395
4,973	IndyMac Bancorp, Inc. (a)	228,012
20,175	New York Community Bancorp, Inc. (a)	333,089
6,906	PMI Group, Inc. (The) (a)	307,870
6,413	Radian Group, Inc.	396,195
6,717	Washington Federal, Inc.	155,767
4,110	Webster Financial Corporation	194,978

		1,941,133

Total Financials		14,802,527

Health Care — 9.8%
Biotechnology — 1.2%
4,629	Cephalon, Inc. †,(a)	278,203
2,473	Martek Biosciences Corporation †,(a)	71,593
24,072	Millennium Pharmaceuticals, Inc. †	239,998
8,702	PDL BioPharma, Inc. †,(a)	160,204
8,456	Vertex Pharmaceuticals Incorporated †,(a)	310,420

		1,060,418

Health Care Equipment & Supplies — 3.1%
5,145	Advanced Medical Optics, Inc. †,(a)	260,852
4,868	Beckman Coulter, Inc.	270,417
8,895	Cytyc Corporation †	225,577
6,064	Dentsply International, Inc.	367,478
4,563	Edwards Lifesciences Corporation †,(a)	207,297
3,963	Gen-Probe Incorporated †	213,923
4,729	Hillenbrand Industries, Inc. (a)	229,357
2,735	Intuitive Surgical, Inc. †	322,648
5,222	STERIS Corporation	119,375
10,189	Varian Medical Systems, Inc. †,(b)	482,449

		2,699,373

Health Care Providers & Services — 2.9%
3,268	Apria Healthcare Group, Inc. †,(a)	61,765
7,518	Community Health Systems, Inc. †	276,287
8,861	Health Net, Inc., Class A †	400,251
6,735	Henry Schein, Inc. †	314,727
4,403	LifePoint Hospitals, Inc. †	141,468

See Notes to Financial Statements.

7

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Health Care (Continued)
Health Care Providers & Services (Continued)
7,373	Lincare Holdings, Inc. †	$278,994
9,242	Omnicare, Inc. (a)	438,256
6,643	Triad Hospitals, Inc. †	262,930
4,208	Universal Health Services, Inc., Class B (a)	211,494
6,372	VCA Antech, Inc. †	203,458

		2,589,630

Life Sciences Tools & Services — 1.6%
5,197	Affymetrix, Inc. †,(a)	133,043
5,577	Charles River Laboratories International, Inc. †,(a)	205,234
4,862	Covance, Inc. †	297,652
4,093	Invitrogen Corporation †	270,424
7,756	Pharmaceutical Product Development, Inc.	272,391
3,033	Techne Corporation †	154,440
2,377	Varian, Inc. †	98,669

		1,431,853

Pharmaceuticals — 1.0%
4,200	Medicis Pharmaceutical Corporation, Class A (a)	100,800
2,616	Par Pharmaceutical Companies, Inc. †,(a)	48,291
6,351	Perrigo Company (a)	102,251
8,181	Sepracor, Inc. †,(a),(b)	467,462
7,144	Valeant Pharmaceuticals International (a)	120,877

		839,681

Total Health Care		8,620,955

Industrials — 15.6%
Aerospace & Defense — 1.1%
2,813	Alliant Techsystems, Inc. †	214,772
3,072	DRS Technologies, Inc.	149,760
10,339	Precision Castparts Corporation (b)	617,859

		982,391

Air Freight & Logistics — 1.9%
13,181	C.H. Robinson Worldwide, Inc. (b)	702,547
16,446	Expeditors International of Washington, Inc. (b)	921,141

		1,623,688

See Notes to Financial Statements.

8

Shares		Value

Industrials (Continued)
Airlines — 0.4%
6,893	AirTran Holdings, Inc. †,(a)	$102,430
3,023	Alaska Air Group, Inc. †	119,167
11,876	JetBlue Airways Corporation †,(a)	144,174

		365,771

Commercial Services & Supplies — 3.7%
6,907	ADESA, Inc.	153,612
1,865	Banta Corporation	86,405
3,725	Brink’s Company (The)	210,127
6,814	ChoicePoint, Inc. †	284,621
5,361	Copart, Inc. †,(a)	131,666
3,045	Corporate Executive Board Company (The)	305,109
3,872	Deluxe Corporation	67,683
5,162	Dun & Bradstreet Corporation (The) †	359,688
5,236	Herman Miller, Inc.	134,932
3,997	HNI Corporation	181,264
1,476	Kelly Services, Inc., Class A	40,103
3,219	Korn/ Ferry International †	63,060
6,774	Manpower, Inc.	437,600
2,014	Mine Safety Appliances Company (a)	80,963
3,858	Navigant Consulting, Inc. †,(a)	87,384
9,326	Republic Services, Inc.	376,211
2,244	Rollins, Inc. (a)	44,072
3,393	Stericycle, Inc. †	220,884

		3,265,384

Construction & Engineering — 0.7%
2,541	Granite Construction, Inc.	115,031
4,503	Jacobs Engineering Group, Inc. †	358,619
9,100	Quanta Services, Inc. †,(a)	157,703

		631,353

Electrical Equipment — 1.1%
5,448	AMETEK, Inc.	258,127
4,671	Hubbell Incorporated, Class B	222,573
6,600	Roper Industries, Inc.	308,550
4,084	Thomas & Betts Corporation †	209,509

		998,759

See Notes to Financial Statements.

9

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials (Continued)
Industrial Conglomerates — 0.4%
2,261	Carlisle Companies Incorporated	$179,297
489	Sequa Corporation, Class A †,(a)	39,854
3,123	Teleflex, Inc.	168,704

		387,855

Machinery — 4.1%
6,982	AGCO Corporation †	183,766
3,899	Crane Company	162,198
5,275	Donaldson Company, Inc. (a)	178,664
3,674	Federal Signal Corporation	55,624
4,335	Flowserve Corporation †	246,661
5,286	Graco, Inc.	243,050
3,226	Harsco Corporation	251,499
9,490	Joy Global, Inc. (b)	494,334
3,034	Kennametal, Inc.	188,867
3,300	Lincoln Electric Holdings, Inc. (a)	206,745
2,581	Nordson Corporation	126,934
5,700	Oshkosh Truck Corporation	270,864
7,824	Pentair, Inc.	267,503
4,602	SPX Corporation	257,482
1,411	Tecumseh Products Company, Class A †,(a)	27,091
6,470	Timken Company	216,810
5,415	Trinity Industries, Inc. (a)	218,766

		3,596,858

Marine — 0.2%
3,407	Alexander & Baldwin, Inc. (a)	150,828

Road & Rail — 1.0%
3,735	Con-way, Inc.	216,368
9,516	J.B. Hunt Transport Services, Inc. (a)	237,044
4,114	Swift Transportation Company, Inc. †,(a)	130,661
3,998	Werner Enterprises, Inc. (a)	81,039
4,479	YRC Worldwide, Inc. †,(a)	188,611

		853,723

See Notes to Financial Statements.

10

Shares		Value

Industrials (Continued)
Trading Companies & Distributors — 1.0%
9,552	Fastenal Company (a)	$384,850
3,915	GATX Corporation (a)	166,388
4,178	MSC Industrial Direct Co., Inc., Class A	198,747
5,163	United Rentals, Inc. †,(a)	165,113

		915,098

Total Industrials		13,771,708

Information Technology — 15.0%
Communications Equipment — 1.7%
30,125	3Com Corporation †	154,240
5,262	ADTRAN, Inc.	118,027
3,800	Avocent Corporation †	99,750
4,366	CommScope, Inc. †	137,180
3,067	Dycom Industries, Inc. †,(a)	65,296
3,082	F5 Networks, Inc. †	164,825
10,336	Harris Corporation	429,047
3,620	Plantronics, Inc. (a)	80,400
6,707	Polycom, Inc. †	147,017
8,529	Powerwave Technologies, Inc. †,(a)	77,785
8,030	UTStarcom, Inc. †,(a)	62,554

		1,536,121

Computers & Peripherals — 0.9%
5,346	Diebold, Inc.	217,154
2,692	Imation Corporation	110,507
11,687	McDATA Corporation, Class A †,(a)	47,683
7,100	Palm, Inc. †,(a)	114,310
16,913	Western Digital Corporation †	335,047

		824,701

Electronic Equipment & Instruments — 2.4%
6,854	Amphenol Corporation, Class A	383,550
9,303	Arrow Electronics, Inc. †	299,556
11,281	Avnet, Inc. †	225,846
4,831	CDW Corporation	264,014
8,940	Ingram Micro Inc., Class A †	162,082
6,623	KEMET Corporation †,(a)	61,064
4,269	National Instruments Corporation	116,971
3,051	Newport Corporation †,(a)	49,182

See Notes to Financial Statements.

11

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Electronic Equipment & Instruments (Continued)
3,430	Plexus Corporation †	$117,340
4,354	Tech Data Corporation †	166,802
14,220	Vishay Intertechnology, Inc. †	223,681

		2,070,088

Information Technology Services — 3.5%
5,952	Acxiom Corporation	148,800
5,151	Alliance Data Systems Corporation †,(a)	302,982
9,316	BISYS Group, Inc. (The) †	127,629
11,203	Ceridian Corporation †	273,801
7,039	CheckFree Corporation †	348,853
10,657	Cognizant Technology Solutions Corporation, Class A †,(b)	717,962
3,713	CSG Systems International, Inc. †	91,860
4,858	DST Systems, Inc. †	289,051
7,216	Fidelity National Information Services, Inc.	255,446
4,498	Gartner, Inc., Class A †,(a)	63,872
6,582	MoneyGram International, Inc.	223,459
7,801	MPS Group, Inc. †	117,483
2,892	SRA International, Inc., Class A †,(a)	77,014

		3,038,212

Office Electronics — 0.2%
5,425	Zebra Technologies Corporation, Class A †	185,318

Semiconductors & Semiconductor Equipment — 3.8%
32,796	Atmel Corporation †	182,018
1,855	Cabot Microelectronics Corporation †,(a)	56,225
7,595	Credence Systems Corporation †,(a)	26,583
5,885	Cree, Inc. †,(a)	139,828
10,439	Cypress Semiconductor Corporation †,(a)	151,783
9,373	Fairchild Semiconductor International, Inc. †	170,307
15,444	Integrated Device Technology, Inc. †	218,996
5,470	International Rectifier Corporation †,(a)	213,768
10,967	Intersil Corporation, Class A	254,983
10,787	Lam Research Corporation †,(b)	502,890
8,680	Lattice Semiconductor Corporation †,(a)	53,642
12,737	MEMC Electronic Materials, Inc. †	477,637
4,986	Micrel Incorporated †,(a)	49,910

See Notes to Financial Statements.

12

Shares		Value

Information Technology (Continued)
Semiconductors & Semiconductor Equipment (Continued)
16,431	Microchip Technology Incorporated (b)	$551,260
14,605	RF Micro Devices, Inc. †,(a)	87,192
5,565	Semtech Corporation †	80,414
3,490	Silicon Laboratories, Inc. †	122,673
10,696	TriQuint Semiconductor, Inc. †,(a)	47,704

		3,387,813

Software — 2.5%
21,327	Activision, Inc. †	242,701
1,228	Advent Software, Inc. †	44,294
21,864	Cadence Design Systems, Inc. †	374,968
4,995	Fair Isaac Corporation	181,368
5,790	Jack Henry & Associates, Inc. (a)	113,831
3,961	Macrovision Corporation †	85,241
12,417	McAfee, Inc. †	301,361
6,049	Mentor Graphics Corporation †	78,516
3,944	Reynolds & Reynolds Company (The), Class A	120,962
5,421	RSA Security, Inc. †,(a)	147,397
7,026	Sybase, Inc. †	136,304
11,096	Synopsys, Inc. †	208,272
2,839	Transaction Systems Architects, Inc., Class A †	118,358
5,711	Wind River Systems, Inc. †,(a)	50,828

		2,204,401

Total Information Technology		13,246,654

Materials — 4.8%
Chemicals — 2.7%
5,192	Airgas, Inc.	193,402
2,948	Albemarle Corporation	141,150
4,877	Cabot Corporation (a)	168,354
18,501	Chemtura Corporation	172,799
3,077	Cytec Industries, Inc.	165,112
3,201	Ferro Corporation	51,088
2,983	FMC Corporation	192,075
5,260	Lubrizol Corporation	209,611
15,805	Lyondell Chemical Company (b)	358,141
1,534	Minerals Technologies, Inc. (a)	79,768
5,565	Olin Corporation	99,781
9,120	RPM International, Inc.	164,160

See Notes to Financial Statements.

13

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Materials (Continued)
Chemicals (Continued)
3,511	Scotts Miracle-Gro Company (The)	$148,586
3,595	Sensient Technologies Corporation (a)	75,172
7,840	Valspar Corporation	207,054

		2,426,253

Construction Materials — 0.6%
3,643	Florida Rock Industries, Inc. (a)	180,948
3,530	Martin Marietta Materials, Inc.	321,759

		502,707

Containers & Packaging — 0.4%
4,638	Packaging Corporation of America	102,129
7,610	Sonoco Products Company	240,856

		342,985

Metals & Mining — 0.9%
8,998	Commercial Metals Company	231,249
2,400	Reliance Steel & Aluminum Co.	199,080
3,340	Steel Dynamics, Inc. (a)	219,572
5,516	Worthington Industries, Inc. (a)	115,560

		765,461

Paper & Forest Products — 0.2%
4,313	Bowater, Inc. (a)	98,121
3,366	P.H. Glatfelter Company (a)	53,418

		151,539

Total Materials		4,188,945

Telecommunication Services — 0.5%
Diversified Telecommunication Services — 0.1%
18,807	Cincinnati Bell, Inc. †	77,109

Wireless Telecommunication Services — 0.4%
7,913	Telephone & Data Systems, Inc. (b)	327,598

Total Telecommunication Services		404,707

Utilities — 7.5%
Electric Utilities — 2.0%
9,442	DPL, Inc. (a)	253,046
6,028	Duquesne Light Holdings, Inc. (a)	99,100

See Notes to Financial Statements.

14

Shares		Value

Utilities (Continued)
Electric Utilities (Continued)
6,120	Great Plains Energy, Inc. (a)	$170,503
6,251	Hawaiian Electric Industries, Inc. (a)	174,466
3,277	Idacorp, Inc. (a)	112,369
11,833	Northeast Utilities	244,588
14,652	Pepco Holdings, Inc.	345,494
15,492	Sierra Pacific Resources †,(a)	216,888
6,706	Westar Energy, Inc.	141,161

		1,757,615

Gas Utilities — 1.9%
6,004	AGL Resources, Inc.	228,872
9,234	Equitable Resources, Inc.	309,339
6,517	National Fuel Gas Company (a)	229,007
9,042	ONEOK, Inc.	307,790
6,577	Questar Corporation	529,383
3,760	WGL Holdings, Inc. (a)	108,852

		1,713,243

Independent Power Producers & Energy Traders — 0.1%
2,530	Black Hills Corporation (a)	86,855

Multi-Utilities — 3.2%
9,039	Alliant Energy Corporation	310,038
28,818	Aquila, Inc. †	121,324
11,389	Energy East Corporation	272,539
9,251	MDU Resources Group, Inc.	338,679
8,237	NSTAR	235,578
6,985	OGE Energy Corporation	244,685
5,303	PNM Resources, Inc.	132,363
8,905	Puget Energy, Inc.	191,279
8,829	SCANA Corporation	340,623
5,875	Vectren Corporation	160,094
9,021	Wisconsin Energy Corporation	363,546
3,084	WPS Resources Corporation	152,966

		2,863,714

See Notes to Financial Statements.

15

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Utilities (Continued)
Water Utilities — 0.3%
9,923	Aqua America, Inc. (a)	$226,145

Total Utilities		6,647,572

TOTAL COMMON STOCKS
(Cost $57,335,414)		84,308,485

Principal
Amount

U.S. TREASURY BILL — 0.6%
(Cost $497,511)
$500,000	4.480% due 08/10/2006 (b),(c)	497,511

REPURCHASE AGREEMENT — 3.9%
(Cost $3,467,000)
3,467,000	Agreement with State Street Bank and Trust Company, 4.780% dated 06/30/2006, to be repurchased at $3,468,381 on 07/03/2006, collateralized by $3,680,000 FHLMC, 4.125% maturing 11/18/2009 (value $3,537,400)	3,467,000

Shares

COLLATERAL FOR SECURITIES ON LOAN — 21.1%
(Cost $18,572,066)
18,572,066	State Street Navigator Securities Lending Trust — Prime Portfolio (d)	18,572,066

TOTAL INVESTMENTS
(Cost $79,871,991)	121.3%	106,845,062
OTHER ASSETS AND LIABILITIES (NET)	(21.3)	(18,741,136)

NET ASSETS	100.0%	$88,103,926

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	Security, or a portion thereof, pledged as collateral for futures contracts.

(c)	Rate represents annualized yield at date of purchase.

(d)	At June 30, 2006, the market value of the securities on loan is $18,298,429.

ABBREVIATION:

FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

16

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, June 30, 2006

Shares		Value

COMMON STOCKS — 97.2%
Consumer Discretionary — 14.8%
Auto Components — 0.3%
3,386	Drew Industries Incorporated †	$109,706
10,342	LKQ Corporation †	196,498
2,623	Standard Motor Products, Inc. (a)	21,876
5,167	Superior Industries International, Inc. (a)	94,505

		422,585

Automobiles — 0.4%
3,214	Coachmen Industries, Inc. (a)	38,375
14,344	Fleetwood Enterprises, Inc. †,(a)	108,154
6,006	Monaco Coach Corporation (a)	76,276
7,364	Winnebago Industries, Inc. (a)	228,579

		451,384

Distributors — 0.2%
4,150	Audiovox Corporation, Class A †,(a)	56,689
6,488	Building Materials Holdings Corporation (a)	180,821

		237,510

Diversified Consumer Services — 0.3%
1,213	CPI Corporation	37,239
2,305	Pre-Paid Legal Services, Inc. (a)	79,522
5,183	Universal Technical Institute, Inc. †,(a)	114,130
2,169	Vertrue Incorporated †,(a)	93,332

		324,223

Hotels Restaurants & Leisure — 3.5%
8,071	Aztar Corporation †	419,369
7,694	Bally Total Fitness Holding Corporation †,(a)	52,165
7,425	CEC Entertainment, Inc. †	238,491
4,097	IHOP Corp.	196,984
7,884	Jack in the Box, Inc. †	309,053
3,754	Landry’s Restaurants, Inc. (a)	121,817
4,060	Lone Star Steakhouse & Saloon, Inc.	106,494
4,967	Marcus Corporation (The) (a)	103,711
6,127	Multimedia Games, Inc. †,(a)	62,067
5,140	O ’Charley’s, Inc. †	87,380
5,955	P.F. Chang’s China Bistro, Inc. †,(a)	226,409
7,031	Panera Bread Company, Class A †,(a)	472,765
5,285	Papa John’s International, Inc. †,(a)	175,462
10,538	Pinnacle Entertainment, Inc. †	322,990
7,534	RARE Hospitality International, Inc. †	216,678
3,268	Red Robin Gourmet Burgers, Inc. †,(a)	139,086
9,479	Ryan’s Restaurant Group, Inc. †	112,895

See Notes to Financial Statements.

17

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Discretionary (Continued)
Hotels Restaurants & Leisure (Continued)
7,789	Shuffle Master, Inc. †,(a)	$255,323
19,141	Sonic Corporation †,(a),(b)	397,941
6,300	Steak n Shake Company (The) †,(a)	95,382
14,013	Triarc Companies, Inc., Class B (a)	219,023
5,098	WMS Industries, Inc. †,(a)	139,634

		4,471,119

Household Durables — 1.8%
2,666	Bassett Furniture Industries, Inc. (a)	49,348
17,072	Champion Enterprises, Inc. †,(a)	188,475
7,399	Ethan Allen Interiors Inc. (a)	270,433
10,831	Interface, Inc., Class A †	124,015
11,660	La-Z-Boy, Inc. (a)	163,240
3,140	Lenox Group Inc. †	22,263
3,156	Libbey, Inc.	23,197
2,757	M/I Homes, Inc. (a)	96,715
4,990	Meritage Homes Corporation †,(a)	235,777
1,063	National Presto Industries, Inc. (a)	55,574
1,105	NVR, Inc. †,(b)	542,831
2,680	Russ Berrie & Company, Inc. (a)	32,857
1,534	Skyline Corporation	65,624
14,808	Standard Pacific Corporation (a),(b)	380,566

		2,250,915

Internet & Catalog Retail — 0.1%
5,400	PetMed Express, Inc. †	59,238
4,400	Stamps.com Inc. †,(a)	122,408

		181,646

Leisure Equipment & Products — 1.3%
2,885	Arctic Cat, Inc. (a)	56,286
6,040	JAKKS Pacific, Inc. †,(a)	121,344
10,586	K2, Inc. †,(a)	115,811
3,585	MarineMax, Inc. †,(a)	94,034
7,545	Nautilus Group, Inc. (The) (a)	118,532
9,321	Polaris Industries, Inc. (a)	403,599
11,801	Pool Corporation (a)	514,878
4,600	RC2 Corporation †	177,836
4,861	Sturm Ruger & Company, Inc. (a)	30,381

		1,632,701

See Notes to Financial Statements.

18

Shares		Value

Consumer Discretionary (Continued)
Media — 0.7%
2,868	4Kids Entertainment, Inc. †	$46,490
7,067	ADVO, Inc. (a)	173,919
6,714	Arbitron, Inc. (a)	257,348
14,230	Live Nation, Inc. †	289,723
17,700	Radio One, Inc. †,(a)	130,980

		898,460

Multiline Retail — 0.2%
9,000	Fred’s, Inc., Class A (a)	120,150
5,900	Tuesday Morning Corporation (a)	77,585

		197,735

Specialty Retail — 4.1%
10,679	Aaron Rents, Inc. (a)	287,052
7,038	Cato Corporation, Class A	181,932
4,946	Children’s Place Retail Stores, Inc. (The) †,(a)	297,007
8,128	Christopher & Banks Corporation (a)	235,712
4,981	Cost Plus, Inc. †,(a)	73,021
10,220	Dress Barn (The) †,(a)	259,077
9,661	Finish Line, Inc. (The), Class A (a)	114,290
5,130	Genesco, Inc. †,(a)	173,753
4,875	Group 1 Automotive, Inc. (a)	274,657
5,874	Guitar Center, Inc. †,(a)	261,217
7,279	Gymboree Corporation †,(a)	253,018
4,322	Hancock Fabrics, Inc. (a)	14,435
5,064	Haverty Furniture Companies, Inc.	79,454
8,011	Hibbett Sporting Goods, Inc. †	191,463
10,134	Hot Topic, Inc. †,(a)	116,642
5,290	Jo-Ann Stores, Inc. †,(a)	77,499
3,367	Jos. A. Bank Clothiers, Inc. †,(a)	80,673
11,853	Men’s Wearhouse, Inc. (The)	359,146
2,835	Midas, Inc. †	52,164
12,151	Pep Boys – Manny, Moe & Jack (The) (a)	142,531
11,820	Select Comfort Corporation †,(a)	271,505
6,675	Sonic Automotive, Inc., Class A	148,052
5,936	Stage Stores, Inc. (a)	195,888
6,022	Stein Mart, Inc.	89,126
7,292	Too, Inc. †	279,940
7,499	Tractor Supply Company †,(a)	414,470
10,744	Zale Corporation †	258,823

		5,182,547

See Notes to Financial Statements.

19

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Discretionary (Continued)
Textiles, Apparel & Luxury Goods — 1.9%
3,158	Ashworth, Inc. †	$28,422
6,368	Brown Shoe Company, Inc. (a)	217,022
2,400	Deckers Outdoor Corporation †,(a)	92,544
10,482	Fossil, Inc. †,(a)	188,781
5,849	K-Swiss, Inc., Class A	156,168
5,753	Kellwood Company (a)	168,390
3,279	Oxford Industries, Inc. (a)	129,226
10,721	Phillips Van Heusen Corporation (a)	409,113
25,939	Quiksilver, Inc. †,(a)	315,937
7,470	Russell Corporation	135,655
5,700	Skechers U.S.A., Inc. †,(a)	137,427
8,185	Stride Rite Corporation (a)	107,960
12,436	Wolverine World Wide, Inc.	290,132

		2,376,777

Total Consumer Discretionary		18,627,602

Consumer Staples — 3.9%
Beverages — 0.4%
2,893	Hansen Natural Corporation †,(a)	550,740

Food & Staples Retailing — 1.0%
11,297	Casey’s General Stores, Inc. (a)	282,538
4,057	Great Atlantic & Pacific Tea Company, Inc. (The) (a)	92,175
5,966	Longs Drug Stores Corporation	272,169
2,986	Nash Finch Company (a)	63,572
7,689	Performance Food Group Company †,(a)	233,592
9,412	United Natural Foods, Inc. †,(a)	310,784

		1,254,830

Food Products — 1.8%
4,162	American Italian Pasta Company, Class A †,(a)	35,627
16,594	Corn Products International, Inc. (a),(b)	507,776
8,030	Delta & Pine Land Company	236,082
11,730	Flowers Foods, Inc.	335,947
8,546	Hain Celestial Group, Inc. (The) †	220,145
3,056	J&J Snack Foods Corporation	101,062
6,734	Lance, Inc.	155,017
3,167	Peet’s Coffee & Tea, Inc. †,(a)	95,612
5,936	Ralcorp Holdings, Inc. †,(a)	252,458
3,196	Sanderson Farms, Inc. (a)	89,456
6,973	TreeHouse Foods, Inc. †	166,585

		2,195,767

See Notes to Financial Statements.

20

Shares		Value

Consumer Staples (Continued)
Household Products — 0.2%
8,427	Spectrum Brands, Inc. †,(a)	$108,877
3,768	WD-40 Company	126,492

		235,369

Personal Products — 0.4%
12,511	NBTY, Inc. †	299,138
14,222	Playtex Products, Inc. †,(a)	148,335
2,234	USANA Health Sciences, Inc. †,(a)	84,669

		532,142

Tobacco — 0.1%
19,676	Alliance One International, Inc. (a)	87,361

Total Consumer Staples		4,856,209

Energy — 8.7%
Energy Equipment & Services — 4.3%
6,008	Atwood Oceanics, Inc. †,(a)	297,997
5,264	Bristow Group Inc. †	189,504
4,459	CARBO Ceramics Inc. (a)	219,071
1,817	Dril-Quip, Inc. †,(a)	149,793
4,424	Hydril Company †,(a)	347,372
15,747	Input/Output, Inc. †,(a)	148,809
6,874	Lone Star Technologies, Inc. †	371,334
3,282	Lufkin Industries, Inc.	195,049
8,282	Maverick Tube Corporation †,(a)	523,340
5,030	NS Group, Inc. †	277,052
11,988	Oceaneering International, Inc. †	549,650
4,657	SEACOR Holdings, Inc. †	382,340
15,930	TETRA Technologies, Inc. †	482,520
10,376	Unit Corporation †,(b)	590,291
7,976	Veritas DGC Inc. †	411,402
6,574	W-H Energy Services, Inc. †	334,156

		5,469,680

Oil, Gas & Consumable Fuels — 4.4%
10,904	Cabot Oil & Gas Corporation, Class A	534,296
18,422	Cimarex Energy Company (b)	792,146
25,212	Frontier Oil Corporation (a),(b)	816,869
17,438	Helix Energy Solutions Group, Inc. †,(a),(b)	703,798
18,353	Massey Energy Company (a),(b)	660,708
4,170	Penn Virginia Corporation	291,400
3,649	Petroleum Development Corporation †	137,567
5,287	Remington Oil and Gas Corporation †	232,469
12,688	St. Mary Land & Exploration Company (a)	510,692

See Notes to Financial Statements.

21

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy (Continued)
Oil, Gas & Consumable Fuels (Continued)
6,081	Stone Energy Corporation †	$283,071
6,439	Swift Energy Company †	276,426
6,137	World Fuel Services Corporation	280,399

		5,519,841

Total Energy		10,989,521

Financials — 15.5%
Capital Markets — 0.9%
9,653	Investment Technology Group, Inc. †	490,951
13,599	LaBranche & Co. Inc. †,(a)	164,684
4,647	Piper Jaffray Companies, Inc. †	284,443
3,557	SWS Group, Inc. (a)	85,795
5,200	TradeStation Group, Inc. †,(a)	65,884

		1,091,757

Commercial Banks — 5.6%
7,861	Boston Private Financial Holdings, Inc. (a)	219,322
6,822	Central Pacific Financial Corp.	264,011
10,514	Chittenden Corporation	271,787
6,761	Community Bank System, Inc. (a)	136,369
13,542	East West Bancorp, Inc.	513,377
18,128	First BanCorp (a)	168,590
15,800	First Commonwealth Financial Corporation (a)	200,660
2,900	First Indiana Corporation	75,487
11,052	First Midwest Bancorp, Inc.	409,808
5,347	First Republic Bank	244,893
7,212	Glacier Bancorp, Inc.	211,095
8,837	Hanmi Financial Corporation	171,791
4,300	Independent Bank Corp. (a)	113,090
4,004	Irwin Financial Corporation (a)	77,638
4,488	Nara Bancorp, Inc. (a)	84,150
3,931	PrivateBancorp, Inc. (a)	162,783
5,597	Prosperity Bancshares, Inc. (a)	184,085
7,376	Provident Bankshares Corporation (a)	268,413
16,858	Republic Bancorp, Inc. (a)	208,871
16,747	South Financial Group, Inc. (b)	442,288
4,200	Sterling Bancorp	81,900
10,184	Sterling Bancshares, Inc. (a)	190,950
7,803	Sterling Financial Corporation (a)	238,069
11,601	Susquehanna Bancshares, Inc. (a)	277,264
20,896	UCBH Holdings, Inc. (a),(b)	345,620
12,824	Umpqua Holdings Corporation (a)	328,936

See Notes to Financial Statements.

22

Shares		Value

Financials (Continued)
Commercial Banks (Continued)
8,320	United Bankshares, Inc.	$304,762
14,652	Whitney Holding Corporation	518,241
3,400	Wilshire Bancorp, Inc. (a)	61,268
5,414	Wintrust Financial Corporation (a)	275,302

		7,050,820

Consumer Finance — 0.3%
6,605	Cash America International, Inc.	211,360
4,731	Rewards Network, Inc. †,(a)	38,652
4,125	World Acceptance Corporation †	146,520

		396,532

Diversified Financial Services — 0.3%
6,074	Financial Federal Corporation	168,918
3,549	Portfolio Recovery Associates, Inc. †,(a)	162,189

		331,107

Insurance — 2.6%
9,643	Delphi Financial Group, Inc.	350,619
8,112	Hilb Rogal & Hobbs Company (a)	302,334
4,671	Infinity Property & Casualty Corporation	191,511
3,877	LandAmerica Financial Group, Inc. (a)	250,454
12,412	Philadelphia Consolidated Holding Corp. †	376,828
4,848	Presidential Life Corporation	119,164
6,971	ProAssurance Corporation †	335,863
4,837	RLI Corporation	233,047
3,200	Safety Insurance Group, Inc.	152,160
2,260	SCPIE Holdings, Inc. †	52,545
6,136	Selective Insurance Group, Inc. (a)	342,818
4,097	Stewart Information Services Corporation	148,762
4,373	United Fire & Casualty Company (a)	131,759
8,356	Zenith National Insurance Corporation	331,483

		3,319,347

Real Estate Investment Trusts (REITs) — 3.6%
7,075	Acadia Realty Trust (a)	167,324
10,134	Colonial Properties Trust	500,620
4,943	EastGroup Properties, Inc.	230,739
5,914	Entertainment Properties Trust	254,598
5,126	Essex Property Trust, Inc. (a)	572,369
7,217	Glenborough Realty Trust, Inc. (a)	155,454
7,122	Kilroy Realty Corporation (a)	514,564
11,660	Lexington Corporate Properties Trust	251,856
4,545	LTC Properties, Inc.	101,581

See Notes to Financial Statements.

23

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Financials (Continued)
Real Estate Investment Trusts (REITs) (Continued)
12,910	National Retail Properties, Inc.	$257,555
12,675	New Century Financial Corporation (a)	579,881
3,195	Parkway Properties Inc.	145,373
10,525	Shurgard Storage Centers, Inc., Class A	657,812
3,970	Sovran Self Storage, Inc.	201,636

		4,591,362

Thrifts & Mortgage Finance — 2.2%
4,111	Anchor Bancorp Wisconsin, Inc.	124,029
13,566	Bank Mutual Corporation	165,776
10,149	BankAtlantic Bancorp, Inc.	150,611
7,158	BankUnited Financial Corporation	218,462
13,815	Brookline Bancorp, Inc.	190,233
6,256	Dime Community Bancshares, Inc.	84,894
4,686	Downey Financial Corporation (a)	317,945
5,011	Fidelity Bankshares, Inc. (a)	159,450
3,713	FirstFed Financial Corporation †,(a)	214,129
7,887	Flagstar Bancorp, Inc.	125,877
5,019	Franklin Bank Corp. †,(a)	101,334
14,674	Fremont General Corporation (a),(b)	272,349
4,370	Harbor Florida Bancshares, Inc. (a)	162,302
6,453	MAF Bancorp, Inc.	276,446
16,794	TrustCo Bank Corp NY (a)	185,070

		2,748,907

Total Financials		19,529,832

Health Care — 11.6%
Biotechnology — 0.2%
7,968	ArQule, Inc. †,(a)	44,940
9,892	Regeneron Pharmaceuticals, Inc. †	126,815
13,724	Savient Pharmaceuticals, Inc. †,(a)	72,051

		243,806

Health Care Equipment & Supplies — 5.7%
15,634	American Medical Systems Holdings, Inc. †	260,306
3,104	Analogic Corporation (a)	144,678
5,830	ArthroCare Corp. †,(a)	244,918
5,250	BioLase Technology, Inc. (a)	44,100
3,908	Biosite, Inc. †,(a)	178,439
6,291	CONMED Corporation †,(a)	130,224
9,976	Cooper Companies, Inc. (The) (a),(b)	441,837
4,920	Cyberonics, Inc. †,(a)	104,894

See Notes to Financial Statements.

24

Shares		Value

Health Care (Continued)
Health Care Equipment & Supplies (Continued)
2,773	Datascope Corporation	$85,519
5,284	Diagnostic Products Corporation	307,370
4,977	dj Orthopedics, Inc. †	183,303
4,888	Greatbatch, Inc. †	115,357
5,978	Haemonetics Corporation †	278,037
10,173	Hologic, Inc. †,(a)	502,139
3,179	ICU Medical, Inc. †	134,281
7,038	Idexx Laboratories, Inc. †	528,765
14,949	Immucor, Inc. †	287,469
3,901	Integra LifeSciences Holdings Corporation †,(a)	151,398
8,647	Intermagnetics General Corporation †	233,296
7,115	Invacare Corporation (a)	177,021
2,255	Kensey Nash Corporation †,(a)	66,523
4,524	Laserscope †,(a)	139,384
8,601	Mentor Corporation	374,144
6,125	Merit Medical Systems, Inc. †,(a)	84,280
3,885	Osteotech, Inc. †	15,695
5,169	PolyMedica Corporation	185,877
3,897	Possis Medical, Inc. †	34,333
16,858	ResMed, Inc. †,(b)	791,483
16,271	Respironics, Inc. †,(b)	556,794
3,509	SurModics, Inc. †,(a)	126,710
7,216	Theragenics Corporation †	24,607
7,104	Viasys Healthcare, Inc. †	181,862
1,277	Vital Signs, Inc.	63,250

		7,178,293

Health Care Providers & Services — 3.6%
3,569	Amedisys, Inc. †,(a)	135,265
11,573	AMERIGROUP Corporation †,(b)	359,226
6,702	AmSurg Corporation †,(a)	152,471
9,636	Centene Corporation †	226,735
5,776	Chemed Corporation (a)	314,965
4,721	Cross Country Healthcare, Inc. †	85,875
4,861	CryoLife, Inc. †,(a)	26,249
4,357	Genesis HealthCare Corporation †	206,391
5,889	Gentiva Health Services, Inc. †	94,401
7,687	Healthways, Inc. †,(a)	404,644
14,877	Hooper Holmes, Inc. (a)	45,375
6,503	inVentiv Health, Inc. †	187,156
4,633	LCA-Vision, Inc. (a)	245,132
4,700	Matria Healthcare, Inc. †,(a)	100,674
7,731	Odyssey Healthcare, Inc. †,(a)	135,834

See Notes to Financial Statements.

25

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Health Care (Continued)
Health Care Providers & Services (Continued)
8,952	Owens & Minor, Inc.	$256,027
10,824	Pediatrix Medical Group, Inc. †	490,327
3,797	RehabCare Group, Inc. †	65,992
11,113	Sierra Health Services, Inc. †,(a)	500,418
9,317	Sunrise Senior Living, Inc. †	257,615
9,943	United Surgical Partners International, Inc. †,(a)	298,986

		4,589,758

Health Care Technology — 0.6%
13,891	Cerner Corporation †,(a)	515,495
9,804	Dendrite International, Inc. †	90,589
7,353	Per-Se Technologies, Inc. †,(a)	185,149

		791,233

Life Sciences Tools & Services — 0.7%
6,023	Cambrex Corporation (a)	125,459
4,521	Dionex Corporation †	247,118
6,178	Enzo Biochem, Inc. †,(a)	93,164
2,700	Kendle International Inc. †	99,171
5,958	PAREXEL International Corporation †	171,888
4,165	SFBC International, Inc. †,(a)	63,142

		799,942

Pharmaceuticals — 0.8%
9,354	Alpharma, Inc., Class A	224,870
3,405	Bradley Pharmaceuticals, Inc. †,(a)	34,731
3,208	CNS, Inc. (a)	78,596
7,529	Connetics Corporation †,(a)	88,541
17,377	MGI Pharma, Inc. †,(a)	373,606
5,328	Noven Pharmaceuticals, Inc. †,(a)	95,371
6,300	Sciele Pharma, Inc. †,(a)	146,097

		1,041,812

Total Health Care		14,644,844

Industrials — 17.2%
Aerospace & Defense — 1.9%
7,968	AAR Corporation †,(a)	177,129
2,594	Applied Signal Technology, Inc.	44,202
6,656	Armor Holdings, Inc. †	364,948
5,935	Ceradyne, Inc. †,(a)	293,723
3,499	Cubic Corporation	68,615
9,780	Curtiss-Wright Corporation	302,006

See Notes to Financial Statements.

26

Shares		Value

Industrials (Continued)
Aerospace & Defense (Continued)
3,330	EDO Corporation (a)	$81,052
5,691	Esterline Technologies Corporation †,(a)	236,689
12,387	Gencorp, Inc. †,(a)	198,564
8,226	Moog, Inc., Class A †	281,494
7,593	Teledyne Technologies, Inc. †	248,747
3,592	Triumph Group, Inc. †	172,416

		2,469,585

Air Freight & Logistics — 0.7%
7,495	EGL, Inc. †	376,249
7,058	Forward Air Corporation	287,472
9,063	HUB Group, Inc., Class A †	222,316

		886,037

Airlines(a) — 0.4%
8,171	Frontier Airlines, Inc. †,(a)	58,913
7,842	Mesa Air Group, Inc. †,(a)	77,244
14,203	SkyWest, Inc. (a)	352,234

		488,391

Building Products — 1.2%
6,296	Apogee Enterprises, Inc. (a)	92,551
4,102	ElkCorp (a)	113,913
5,679	Griffon Corporation †,(a)	148,222
12,721	Lennox International, Inc.	336,852
4,588	NCI Building Systems, Inc. †,(a)	243,944
8,266	Simpson Manufacturing Co., Inc. (a)	297,989
3,652	Universal Forest Products, Inc. (a)	229,090

		1,462,561

Commercial Services & Supplies — 3.6%
8,699	ABM Industries, Inc. (a)	148,753
5,150	Administaff, Inc.	184,422
2,098	Angelica Corporation (a)	36,799
7,360	Bowne & Company, Inc.	105,248
11,857	Brady Corporation, Class A	436,812
2,819	CDI Corporation (a)	81,751
4,044	Central Parking Corporation (a)	64,704
6,231	Coinstar, Inc. †,(a)	149,170
2,648	Consolidated Graphics, Inc. †	137,855
4,736	G & K Services, Inc., Class A	162,445
6,075	Healthcare Services Group, Inc. (a)	127,271
4,168	Heidrick & Struggles International, Inc. †,(a)	141,045
5,987	John H. Harland Company	260,434

See Notes to Financial Statements.

27

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials (Continued)
Commercial Services & Supplies (Continued)
12,135	Labor Ready, Inc. †	$274,858
7,713	Mobile Mini, Inc. †	225,682
7,217	NCO Group, Inc. †	190,817
5,794	On Assignment, Inc. †	53,247
5,169	School Specialty, Inc. †,(a)	164,633
12,825	Spherion Corporation †,(a)	116,964
2,864	Standard Register Company (The)	33,938
12,875	Tetra Tech, Inc. †,(a)	228,403
7,085	United Stationers, Inc. †	349,432
5,030	Viad Corp.	157,439
1,835	Volt Information Sciences, Inc. †	85,511
9,932	Waste Connections, Inc. †,(a)	361,525
9,470	Watson Wyatt & Company Holdings, Class A (a)	332,776

		4,611,934

Construction & Engineering — 1.1%
6,982	EMCOR Group, Inc. †,(a)	339,814
6,080	Insituform Technologies, Inc., Class A †,(a)	139,171
17,785	Shaw Group Inc. (The) †,(a)	494,423
9,926	URS Corporation †	416,892

		1,390,300

Electrical Equipment — 1.4%
4,522	A.O. Smith Corporation (a)	209,640
10,062	Acuity Brands, Inc. (a)	391,512
6,104	Baldor Electric Company	190,994
9,486	Belden CDT Inc.	313,512
5,737	C&D Technologies, Inc. (a)	43,142
6,569	MagneTek, Inc. †	17,736
6,871	Regal Beloit Corporation (a)	303,355
4,356	Vicor Corporation	72,179
6,666	Woodward Governor Company	203,380

		1,745,450

Industrial Conglomerates — 0.1%
2,525	Standex International Corporation	76,634
6,284	Tredegar Corporation (a)	99,413

		176,047

Machinery — 4.2%
4,004	A.S.V., Inc. †,(a)	92,252
6,669	Albany International Corporation, Class A	282,699
3,953	Astec Industries, Inc. †	134,876

See Notes to Financial Statements.

28

Shares		Value

Industrials (Continued)
Machinery (Continued)
7,912	Barnes Group, Inc.	$157,844
11,406	Briggs & Stratton Corporation (a),(b)	354,841
11,574	Clarcor, Inc. (a)	344,790
4,703	EnPro Industries, Inc. †	158,021
11,648	Gardner Denver, Inc. †	448,448
11,877	IDEX Corporation (a),(b)	560,594
23,668	JLG Industries, Inc.	532,530
6,308	Kaydon Corporation	235,352
2,601	Lindsay Manufacturing Company (a)	70,539
3,650	Lydall, Inc. †	33,653
13,662	Manitowoc Company, Inc. (The)	607,959
8,218	Mueller Industries, Inc.	271,441
2,616	Robbins & Myers, Inc. (a)	68,382
9,509	Toro Company (The) (b)	444,070
3,711	Valmont Industries, Inc.	172,524
6,981	Wabash National Corporation (a)	107,228
5,706	Watts Water Technologies, Inc., Class A (a)	191,436
3,395	Wolverine Tube, Inc. †,(a)	12,460

		5,281,939

Marine — 0.4%
11,814	Kirby Corporation †	466,653

Road & Rail — 1.7%
5,699	Arkansas Best Corporation (a)	286,147
13,468	Heartland Express, Inc.	240,942
16,789	Kansas City Southern Industries, Inc. †,(a)	465,055
12,924	Knight Transportation, Inc. (a)	261,065
13,216	Landstar System, Inc. (b)	624,192
6,356	Old Dominion Freight Line, Inc. †	238,922

		2,116,323

Trading Companies & Distributors — 0.5%
8,220	Applied Industrial Technologies, Inc.	199,828
5,363	Kaman Corporation, Class A	97,607
1,036	Lawson Products, Inc.	40,839
5,319	Watsco, Inc.	318,182

		656,456

Total Industrials		21,751,676

Information Technology — 15.7%
Communications Equipment — 1.0%
2,644	Bel Fuse, Inc., Class B (a)	86,749
3,919	Black Box Corporation	150,215

See Notes to Financial Statements.

29

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Communications Equipment (Continued)
3,245	Blue Coat Systems, Inc. †,(a)	$54,711
10,808	C-COR.net Corporation †,(a)	83,438
4,566	Comtech Telecommunications Corp. †,(a)	133,647
4,643	Digi International, Inc. †	58,177
7,298	Ditech Communications Corporation †,(a)	63,638
16,618	Harmonic, Inc. †,(a)	74,449
4,733	Inter-Tel, Inc. (a)	99,677
7,438	NETGEAR, Inc. †,(a)	161,033
5,559	Network Equipment Technologies, Inc. †,(a)	17,455
4,828	PC-Tel, Inc. †	41,231
10,433	Symmetricom, Inc. †,(a)	73,761
2,974	Tollgrade Communications, Inc. †	28,848
5,082	ViaSat, Inc. †	130,506

		1,257,535

Computers & Peripherals — 0.9%
25,602	Adaptec, Inc. †,(a)	111,113
9,450	Avid Technology, Inc. †,(a),(b)	314,969
5,775	Hutchinson Technology, Inc. †,(a)	124,913
6,761	Komag, Incorporated †,(a)	312,223
4,422	Neoware, Inc. †,(a)	54,346
6,614	Novatel Wireless, Inc. †,(a)	68,653
5,569	Synaptics Incorporated †,(a)	119,177

		1,105,394

Electronic Equipment & Instruments — 4.6%
16,866	Aeroflex, Inc. †	196,826
6,879	Agilysys, Inc.	123,822
7,384	Anixter International, Inc. (a)	350,445
6,750	Bell Microproducts, Inc. †,(a)	36,585
14,322	Benchmark Electronics, Inc. †	345,447
11,171	Brightpoint, Inc. †,(a)	151,144
8,672	Checkpoint Systems, Inc. †	192,605
10,499	Cognex Corporation	273,289
6,974	Coherent, Inc. †	235,233
8,048	CTS Corporation (a)	119,835
7,070	Daktronics, Inc. (a)	204,111
6,475	Electro Scientific Industries, Inc. †	116,485
15,494	FLIR Systems, Inc. †,(a),(b)	341,798
5,041	Gerber Scientific, Inc. †	65,583
5,252	Global Imaging Systems, Inc. †	216,802
10,742	Insight Enterprises, Inc. †,(a)	204,635

See Notes to Financial Statements.

30

Shares		Value

Information Technology (Continued)
Electronic Equipment & Instruments (Continued)
5,596	Itron, Inc. †,(a)	$331,619
3,229	Keithley Instruments, Inc.	41,105
5,007	Littelfuse, Inc. †	172,141
4,300	LoJack Corporation †,(a)	81,098
4,715	Mercury Computer Systems, Inc. †	72,564
8,364	Methode Electronics, Inc., Class A	87,906
4,090	MTS Systems Corporation	161,596
4,539	Park Electrochemical Corporation (a)	116,879
8,226	Paxar Corporation †	169,209
3,835	Photon Dynamics, Inc. †,(a)	48,014
3,335	Planar Systems, Inc. †	40,153
4,648	RadiSys Corporation †,(a)	102,070
3,887	Rogers Corporation †	218,993
5,724	ScanSource, Inc. †	167,828
9,091	Technitrol, Inc.	210,457
12,189	Trimble Navigation Ltd. †,(a)	544,117
4,167	X-Rite, Inc. (a)	45,795

		5,786,189

Information Technology Services — 1.7%
6,772	CACI International, Inc. †	395,011
4,852	Carreker Corporation †	34,692
12,248	Ciber, Inc. †,(a)	80,714
10,323	eFunds Corporation †	227,622
5,948	Gevity HR, Inc. (a)	157,919
14,928	Global Payments, Inc.	724,754
10,272	Keane, Inc. †,(a)	128,400
4,032	ManTech International Corporation, Class A †	124,428
4,303	MAXIMUS, Inc.	99,615
2,544	StarTek, Inc.	38,033
7,222	TALX Corporation	157,945

		2,169,133

Internet Software & Services — 1.2%
2,488	Bankrate, Inc. †,(a)	93,947
7,727	Digital Insight Corporation †	264,959
6,232	InfoSpace, Inc. †	141,280
11,096	j2 Global Communications, Inc. †,(a)	346,417
6,288	MIVA, Inc. †,(a)	25,466
14,200	United Online, Inc.	170,400
7,795	WebEx Communications, Inc. †,(a)	277,034
10,748	Websense, Inc. †	220,764

		1,540,267

See Notes to Financial Statements.

31

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Semiconductors & Semiconductor Equipment — 2.9%
5,736	Actel Corporation †,(a)	$82,312
6,613	Advanced Energy Industries, Inc. †,(a)	87,556
8,436	ATMI, Inc. †,(a)	207,694
22,534	Axcelis Technologies, Inc. †,(a)	132,951
16,742	Brooks Automation, Inc. †	197,556
5,056	Cohu, Inc.	88,733
8,459	Cymer, Inc. †,(a)	393,005
4,238	Diodes Incorporated †,(a)	175,623
6,755	DSP Group, Inc. †	167,862
8,000	ESS Technology, Inc. †,(a)	17,280
7,958	Exar Corporation †	105,603
5,627	FEI Company †,(a)	127,620
15,538	Kopin Corporation †,(a)	56,092
12,567	Kulicke & Soffa Industries, Inc. †	93,121
15,678	Microsemi Corporation †	382,230
5,939	Pericom Semiconductor Corporation †	49,294
9,319	Photronics, Inc. †,(a)	137,921
6,628	Power Integrations, Inc. †,(a)	115,857
5,339	Rudolph Technologies, Inc. †,(a)	77,415
35,768	Skyworks Solutions, Inc. †,(a)	197,082
4,806	Standard Microsystems Corporation †	104,915
2,658	Supertex, Inc. †	106,161
5,356	Ultratech, Inc. †	84,303
12,877	Varian Semiconductor Equipment Associates, Inc. †	419,919
6,029	Veeco Instruments Inc. †,(a)	143,731

		3,751,836

Software — 3.4%
5,236	Altiris, Inc. †	94,457
8,514	ANSYS, Inc. †	407,140
6,419	Captaris, Inc. †	29,848
2,326	Catapult Communications Corporation †	25,353
12,300	Epicor Software Corporation †	129,519
3,068	EPIQ Systems, Inc. †,(a)	51,052
7,600	FactSet Research Systems, Inc.	359,480
9,408	FileNet Corporation †	253,357
13,357	Hyperion Solutions Corporation †,(b)	368,653
8,635	Internet Security Systems, Inc. †	162,770
6,509	JDA Software Group, Inc. †,(a)	91,321
7,143	Kronos, Inc. †	258,648
6,250	Manhattan Associates, Inc. †	126,813
4,668	MapInfo Corporation †	60,917

See Notes to Financial Statements.

32

Shares		Value

Information Technology (Continued)
Software (Continued)
8,773	MICROS Systems, Inc. †	$383,205
4,871	MRO Software, Inc. †,(a)	97,761
9,910	Napster, Inc. †,(a)	30,523
4,485	Open Solutions Inc. †	119,346
5,640	Phoenix Technologies Ltd. †,(a)	27,128
9,064	Progress Software Corporation †	212,188
3,696	Quality Systems, Inc. (a)	136,087
5,305	Radiant Systems, Inc. †	56,074
12,057	Secure Computing Corporation †	103,690
5,684	Sonic Solutions †,(a)	93,786
3,789	SPSS, Inc. †	121,778
16,000	Take-Two Interactive Software, Inc. †,(a)	170,560
14,318	THQ, Inc. †	309,269

		4,280,723

Total Information Technology		19,891,077

Materials — 5.1%
Chemicals — 1.3%
6,483	A. Schulman, Inc. (a)	148,396
5,341	Arch Chemicals, Inc.	192,543
7,703	Georgia Gulf Corporation (a)	192,729
6,570	H.B. Fuller Company (a)	286,255
5,662	MacDermid, Incorporated (a)	163,066
2,876	Material Sciences Corporation †	25,970
6,532	OM Group, Inc. †	201,512
9,282	Omnova Solutions, Inc. †	52,722
2,025	Penford Corporation	34,223
20,624	PolyOne Corporation †,(a)	181,079
2,195	Quaker Chemical Corporation (a)	41,046
9,100	Tronox Incorporated, Class B (a)	119,847
3,883	Wellman, Inc. (a)	15,687

		1,655,075

Construction Materials — 0.4%
9,471	Headwaters Incorporated †,(a)	242,079
5,335	Texas Industries, Inc. (a)	283,288

		525,367

Containers & Packaging — 0.6%
7,893	AptarGroup, Inc. (a)	391,572
6,499	Caraustar Industries, Inc. †	58,491
4,449	Chesapeake Corporation (a)	73,008

See Notes to Financial Statements.

33

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Materials (Continued)
Containers & Packaging (Continued)
7,065	Myers Industries, Inc.	$121,447
7,035	Rock -Tenn Company, Class A (a)	112,208

		756,726

Metals & Mining — 2.4%
2,303	A.M. Castle & Co.	74,272
6,973	Aleris International, Inc. †	319,712
4,974	AMCOL International Corporation	131,065
4,341	Brush Engineered Materials, Inc. †,(a)	90,510
4,939	Carpenter Technology Corporation (a)	570,454
5,124	Century Aluminum Company †	182,876
5,116	Chaparral Steel Company †	368,454
4,935	Cleveland-Cliffs, Inc. (a)	391,296
8,468	Quanex Corporation (a)	364,717
5,164	RTI International Metals, Inc. †,(a)	288,358
5,699	Ryerson Tull, Inc. (a)	153,873
2,512	Steel Technologies, Inc.	48,833

		2,984,420

Paper & Forest Products — 0.4%
7,469	Buckeye Technologies, Inc. †	57,063
2,776	Deltic Timber Corporation (a)	156,483
3,333	Neenah Paper, Inc. (a)	101,490
3,682	Pope & Talbot, Inc. (a)	22,939
3,443	Schweitzer-Mauduit International, Inc.	74,541
11,506	Wausau-Mosinee Paper Corporation	143,250

		555,766

Total Materials		6,477,354

Telecommunication Services — 0.2%
Diversified Telecommunication Services — 0.2%
4,775	Commonwealth Telephone Enterprises, Inc. (a)	158,339
10,611	General Communication, Inc., Class A †,(a)	130,727

		289,066

Utilities — 4.5%
Electric Utilities — 1.0%
6,764	ALLETE, Inc.	320,276
2,273	Central Vermont Public Service (a)	42,005
11,205	Cleco Corporation (a)	260,516
10,769	El Paso Electric Company †	217,103
1,179	Green Mountain Power Corporation	40,074

See Notes to Financial Statements.

34

Shares		Value

Utilities (Continued)
Electric Utilities (Continued)
2,923	UIL Holdings Corporation	$164,536
7,842	UniSource Energy Corporation	244,278

		1,288,788

Gas Utilities — 3.1%
18,153	Atmos Energy Corporation (a),(b)	506,650
2,571	Cascade Natural Gas Corporation	54,222
16,439	Energen Corporation (b)	631,422
4,781	Laclede Group, Inc.	164,275
6,195	New Jersey Resources Corporation	289,802
6,187	Northwest Natural Gas Company	229,105
16,790	Piedmont Natural Gas, Inc. (a)	407,997
6,481	South Jersey Industries, Inc. (a)	177,515
21,947	Southern Union Company (a),(b)	593,886
8,873	Southwest Gas Corporation	278,080
23,571	UGI Corporation (b)	580,318

		3,913,272

Multi-Utilities — 0.3%
10,906	Avista Corporation (a)	248,984
3,060	CH Energy Group, Inc.	146,880

		395,864

Water Utilities — 0.1%
3,791	American States Water Company (a)	135,149

Total Utilities		5,733,073

TOTAL COMMON STOCKS
(Cost $78,081,503)		122,790,254

Principal
Amount

U.S. TREASURY BILL — 0.1%
(Cost $199,005)
$200,000	4.480% due 08/10/2006 (b),(c)	199,005

REPURCHASE AGREEMENT — 3.0%
(Cost $3,830,000)
3,830,000	Agreement with State Street Bank and Trust Company, 4.780% dated 06/30/2006, to be repurchased at $3,831,526 on 07/03/2006, collateralized by $4,065,000 FHLMC, 4.125% maturing 11/18/2009 (value $3,907,481)	3,830,000

See Notes to Financial Statements.

35

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COLLATERAL FOR SECURITIES ON LOAN — 22.5%
(Cost $28,393,835)
28,393,835	State Street Navigator Securities Trust – Prime Portfolio (d)	$28,393,835

TOTAL INVESTMENTS
(Cost $110,504,343)	122.8%	155,213,094
OTHER ASSETS AND LIABILITIES (Net)	(22.8)	(28,857,862)

NET ASSETS	100.0%	$126,355,232

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	Security, or a portion thereof, pledged as collateral for futures contracts.

(c)	Rate represents annualized yield at date of purchase.

(d)	At June 30, 2006, the market value of the securities on loan is $27,802,249.

ABBREVIATION:

FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

36

[This Page Intentionally Left Blank]

37

The Munder S&P® Index Funds

Statements of Assets and Liabilities, June 30, 2006

	Munder	Munder
	S&P® MidCap	S&P® SmallCap
	Index Equity	Index Equity
	Fund	Fund

ASSETS:
Investments, at value
See accompanying schedules:
Securities(a)	$103,378,062	$151,383,094
Repurchase agreement	3,467,000	3,830,000

Total Investments	106,845,062	155,213,094
Cash	27	1,894
Interest receivable	460	508
Dividends receivable	82,728	111,505
Receivable for investment securities sold	—	86,571
Receivable for Fund shares sold	130,043	111,312
Variation margin receivable on open futures contracts	24,200	57,469
Prepaid expenses and other assets	13,698	14,970

Total Assets	107,096,218	155,597,323

LIABILITIES:
Payable for Fund shares redeemed	316,994	533,439
Payable for investment securities purchased	—	178,296
Payable upon return of securities loaned	18,572,066	28,393,835
Trustees’ fees and expenses payable	35,525	37,592
Shareholder servicing fees payable	12,363	29,741
Transfer agency/record keeping fees payable	7,705	9,859
Administration fees payable	11,149	17,043
Custody fees payable	8,517	13,170
Investment advisory fees payable	87	191
Accrued expenses and other payables	27,886	28,925

Total Liabilities	18,992,292	29,242,091

NET ASSETS	$88,103,926	$126,355,232

Investments, at cost	$79,871,991	$110,504,343

(a)	Including $18,298,429 and $27,802,249 of securities loaned for the Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund, respectively.

See Notes to Financial Statements.

38

	Munder	Munder
	S&P® MidCap	S&P® SmallCap
	Index Equity	Index Equity
	Fund	Fund

NET ASSETS consist of:
Undistributed net investment income/(Accumulated distributions in excess of net investment income)	$(5,267)	$30,191
Accumulated net realized gain on investments sold	4,480,776	5,770,129
Net unrealized appreciation of investments	27,246,536	45,012,005
Paid-in capital	56,381,881	75,542,907

	$88,103,926	$126,355,232

NET ASSETS:
Class K Shares	$64,047,466	$112,506,915

Class Y Shares	$24,056,460	$13,848,317

SHARES OUTSTANDING:
Class K Shares	5,809,359	6,582,849

Class Y Shares	1,893,712	812,016

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$11.02	$17.09
CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$12.70	$17.05

See Notes to Financial Statements.

39

The Munder S&P® Index Funds

Statements of Operations

	Munder S&P® MidCap
	Index Equity Fund(a)

	Period Ended	Year Ended
	June 30, 2006	December 31, 2005

INVESTMENT INCOME:
Interest	$90,019	$85,436
Dividends	636,398	1,312,848
Securities lending	8,322	17,460

Total Investment Income	734,739	1,415,744

EXPENSES:
Shareholder servicing fees:
Class K Shares	82,084	181,495
Administration fees	73,301	153,174
Investment advisory fees	67,447	141,882
Custody fees	42,056	93,411
Transfer agency/record keeping fees	17,939	42,865
Printing fees	17,708	13,946
Trustees’ fees and expenses	16,563	30,687
Legal and audit fees	13,783	39,237
Registration and filing fees	138	888
Other	8,009	18,607

Total Expenses	339,028	716,192

NET INVESTMENT INCOME	395,711	699,552

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	3,235,188	9,442,656
Futures contracts	(251,789)	282,244
Net change in unrealized appreciation/(depreciation) of:
Securities	(195,285)	(921,147)
Futures contracts	296,261	(63,325)

Net realized and unrealized gain on investments	3,084,375	8,740,428

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,480,086	$9,439,980

(a)	Effective February 14, 2006, the Munder S&P® MidCap Index Equity Fund changed its fiscal and tax year end from December 31 to June 30.

See Notes to Financial Statements.

40

	Munder S&P® SmallCap
	Index Equity Fund(a)

	Period Ended	Year Ended
	June 30, 2006	December 31, 2005

INVESTMENT INCOME:
Interest	$81,926	$79,718
Dividends(b)	645,520	1,290,215
Securities lending	29,529	52,165

Total Investment Income	756,975	1,422,098

EXPENSES:
Shareholder servicing fees:
Class K Shares	142,589	273,622
Administration fees	98,772	190,110
Investment advisory fees	95,941	183,146
Custody fees	61,171	121,706
Transfer agency/record keeping fees	28,232	55,257
Printing fees	18,346	12,901
Trustees’ fees and expenses	15,994	31,732
Legal and audit fees	14,401	39,938
Registration and filing fees	202	1,616
Other	11,170	21,713

Total Expenses	486,818	931,741

NET INVESTMENT INCOME	270,157	490,357

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	6,308,926	5,775,119
Futures contracts	(224,386)	1,560
Net change in unrealized appreciation/(depreciation) of:
Securities	2,016,196	1,759,648
Futures contracts	356,038	(56,571)

Net realized and unrealized gain on investments	8,456,774	7,479,756

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,726,931	$7,970,113

(a)	Effective February 14, 2006, the Munder S&P® SmallCap Index Equity Fund changed its fiscal and tax year end from December 31 to June 30.

(b)	Net of dividend taxes withheld of $0 and $270 for the period ended June 30, 2006 and the year ended December 31, 2005, respectively.

See Notes to Financial Statements.

41

The Munder S&P® Index Funds

Statements of Changes in Net Assets

	Munder S&P® MidCap
	Index Equity Fund(a)

	Period Ended	Year Ended	Year Ended
	June 30, 2006	December 31, 2005	December 31, 2004

Net investment income	$395,711	$699,552	$624,478
Net realized gains from security transactions and futures contracts	2,983,399	9,724,900	3,799,394
Net change in unrealized appreciation/(depreciation) of securities and futures contracts	100,976	(984,472)	13,534,214

Net increase in net assets resulting from operations	3,480,086	9,439,980	17,958,086
Dividends to shareholders from net investment income:
Class K Shares	(265,655)	(483,584)	(581,477)
Class Y Shares	(111,489)	(185,159)	(151,892)
Distributions to shareholders from net realized gains:
Class K Shares	—	(5,718,865)	(2,245,883)
Class Y Shares	—	(1,976,047)	(452,609)
Net increase/(decrease) in net assets from Fund share transactions:
Class K Shares	(2,384,060)	(40,477,201)	1,746,641
Class Y Shares	(208,559)	1,554,782	1,527,086
Short-term trading fees	8,414	3,039	—

Net increase/(decrease) in net assets	518,737	(37,843,055)	17,799,952
NET ASSETS:
Beginning of period	87,585,189	125,428,244	107,628,292

End of period	$88,103,926	$87,585,189	$125,428,244

Accumulated distributions in excess of net investment income	$(5,267)	$(23,834)	$(14,789)

(a)	Effective February 14, 2006, the Munder S&P® MidCap Index Equity Fund changed its fiscal and tax year end from December 31 to June 30.

See Notes to Financial Statements.

42

	Munder S&P® SmallCap
	Index Equity Fund(a)

	Period Ended	Year Ended	Year Ended
	June 30, 2006	December 31, 2005	December 31, 2004

Net investment income	$270,157	$490,357	$474,836
Net realized gains from security transactions and futures contracts	6,084,540	5,776,679	5,485,650
Net change in unrealized appreciation/(depreciation) of securities and futures contracts	2,372,234	1,703,077	17,495,871

Net increase in net assets resulting from operations	8,726,931	7,970,113	23,456,357
Dividends to shareholders from net investment income:
Class K Shares	(174,836)	(347,280)	(368,100)
Class Y Shares	(38,865)	(71,507)	(82,877)
Distributions to shareholders from net realized gains:
Class K Shares	—	(2,987,121)	(1,838,222)
Class Y Shares	—	(350,375)	(234,240)
Net increase/(decrease) in net assets from Fund share transactions:
Class K Shares	(2,013,178)	(10,529,499)	(2,138,573)
Class Y Shares	324,285	(2,454,841)	2,017,487
Short-term trading fees	369	431	—

Net increase/(decrease) in net assets	6,824,706	(8,770,079)	20,811,832
NET ASSETS:
Beginning of period	119,530,526	128,300,605	107,488,773

End of period	$126,355,232	$119,530,526	$128,300,605

Undistributed net investment income/(Accumulated distributions in excess of net investment income)	$30,191	$(26,265)	$(16,176)

(a)	Effective February 14, 2006, the Munder S&P® SmallCap Index Equity Fund changed its fiscal and tax year end from December 31 to June 30.

See Notes to Financial Statements.

43

The Munder S&P® Index Funds

Statements of Changes in Net Assets — Capital Stock Activity

	Munder S&P® MidCap
	Index Equity Fund(a)

	Period Ended	Year Ended	Year Ended
	June 30, 2006	December 31, 2005	December 31, 2004

Amount
Class K Shares:
Sold	$4,329,950	$8,121,398	$27,184,409
Issued as reinvestment of dividends and distributions	48,680	1,069,402	345
Redeemed	(6,762,690)	(49,668,001)	(25,438,113)

Net increase/(decrease)	$(2,384,060)	$(40,477,201)	$1,746,641

Class Y Shares:
Sold	$3,210,093	$5,552,455	$5,644,721
Issued as reinvestment of dividends and distributions	93,116	1,580,489	152
Redeemed	(3,511,768)	(5,578,162)	(4,117,787)

Net increase/(decrease)	$(208,559)	$1,554,782	$1,527,086

Shares
Class K Shares:
Sold	390,418	749,958	2,831,294
Issued as reinvestment of dividends and distributions	4,437	99,397	33
Redeemed	(606,516)	(4,758,875)	(2,583,316)

Net increase/(decrease)	(211,661)	(3,909,520)	248,011

Class Y Shares:
Sold	247,081	440,894	502,650
Issued as reinvestment of dividends and distributions	7,356	127,569	13
Redeemed	(274,269)	(446,219)	(367,075)

Net increase/(decrease)	(19,832)	122,244	135,588

(a)	Effective February 14, 2006, the Munder S&P® MidCap Index Equity Fund changed its fiscal and tax year end from December 31 to June 30.

See Notes to Financial Statements.

44

	Munder S&P® SmallCap
	Index Equity Fund(a)

	Period Ended	Year Ended	Year Ended
	June 30, 2006	December 31, 2005	December 31, 2004

Amount
Class K Shares:
Sold	$6,695,756	$8,283,516	$19,084,962
Issued as reinvestment of dividends and distributions	3,529	42,811	2,059
Redeemed	(8,712,463)	(18,855,826)	(21,225,594)

Net decrease	$(2,013,178)	$(10,529,499)	$(2,138,573)

Class Y Shares:
Sold	$3,135,577	$3,927,975	$4,789,932
Issued as reinvestment of dividends and distributions	25,452	214,795	—
Redeemed	(2,836,744)	(6,597,611)	(2,772,445)

Net increase/(decrease)	$324,285	$(2,454,841)	$2,017,487

Shares
Class K Shares:
Sold	389,078	534,071	1,405,137
Issued as reinvestment of dividends and distributions	209	2,664	135
Redeemed	(504,750)	(1,217,290)	(1,544,599)

Net decrease	(115,463)	(680,555)	(139,327)

Class Y Shares:
Sold	180,476	251,096	345,374
Issued as reinvestment of dividends and distributions	1,500	13,383	—
Redeemed	(164,847)	(423,983)	(201,988)

Net increase/(decrease)	17,129	(159,504)	143,386

(a)	Effective February 14, 2006, the Munder S&P® SmallCap Index Equity Fund changed its fiscal and tax year end from December 31 to June 30.

See Notes to Financial Statements.

45

Munder S&P® MidCap Index Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	K Shares

	Period		Year		Year	Year	Year	Year
	Ended		Ended		Ended	Ended	Ended	Ended
	6/30/06		12/31/05		12/31/04	12/31/03	12/31/02	12/31/01

Net asset value, beginning of period	$10.65		$10.46		$9.29	$6.94	$8.21	$8.50

Income/(loss) from investment operations:
Net investment income	0.04		0.07		0.05	0.04	0.05	0.08
Net realized and unrealized gain/(loss) on investments	0.38		1.16		1.40	2.34	(1.27)	(0.24)

Total from investment operations	0.42		1.23		1.45	2.38	(1.22)	(0.16)

Less distributions:
Dividends from net investment income	(0.05)		(0.08)		(0.06)	(0.03)	(0.05)	(0.07)
Distributions from net realized gains	—		(0.96)		(0.22)	—	—	(0.06)

Total distributions	(0.05)		(1.04)		(0.28)	(0.03)	(0.05)	(0.13)

Short-term trading fees	(0.00	)(c)	(0.00	)(c)	—	—	—	—

Net asset value, end of period	$11.02		$10.65		$10.46	$9.29	$6.94	$8.21

Total return(b)	3.90%		11.74%		15.66%	34.45%	(14.96)%	(1.57)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$64,047		$64,120		$103,876	$89,945	$44,928	$21,180
Ratio of operating expenses to average net assets	0.82	%(d)	0.82%		0.73%	0.74%	0.59%	0.43%
Ratio of net investment income to average net assets	0.81	%(d)	0.68%		0.48%	0.50%	0.60%	1.00%
Portfolio turnover rate	5%		17%		24%	7%	28%	22%
Ratio of operating expenses to average net assets without expense waivers and reimbursements	0.82	%(d)	0.82%		0.73%	0.74%	0.77%	0.99%

(a)	Class K Shares and Class Y Shares of the Fund commenced operations on November 4, 1999 and February 13, 1998, respectively. Effective February 14, 2006, the Fund changed its fiscal and tax year end from December 31 to June 30.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Amount represents less than $0.01 per share.

(d)	Annualized.

See Notes to Financial Statements.

46

Y Shares

Period		Year		Year	Year	Year	Year
Ended		Ended		Ended	Ended	Ended	Ended
6/30/06		12/31/05		12/31/04	12/31/03	12/31/02	12/31/01

$12.26		$12.03		$10.68	$7.97	$9.43	$9.74

0.07		0.11		0.08	0.06	0.08	0.11
0.43		1.33		1.62	2.70	(1.47)	(0.26)

0.50		1.44		1.70	2.76	(1.39)	(0.15)

(0.06)		(0.10)		(0.09)	(0.05)	(0.07)	(0.09)
—		(1.11)		(0.26)	—	—	(0.07)

(0.06)		(1.21)		(0.35)	(0.05)	(0.07)	(0.16)

(0.00	)(c)	(0.00	)(c)	—	—	—	—

$12.70		$12.26		$12.03	$10.68	$7.97	$9.43

4.07%		12.00%		15.94%	34.82%	(14.86)%	(1.29)%

$24,056		$23,465		$21,552	$17,683	$10,727	$9,424
0.57	%(d)	0.57%		0.48%	0.49%	0.34%	0.18%
1.06	%(d)	0.94%		0.73%	0.75%	0.85%	1.25%
5%		17%		24%	7%	28%	22%
0.57	%(d)	0.57%		0.48%	0.49%	0.52%	0.81%

See Notes to Financial Statements.

47

Munder S&P® SmallCap Index Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	K Shares

	Period		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	6/30/06		12/31/05	12/31/04	12/31/03	12/31/02	12/31/01

Net asset value, beginning of period	$15.96		$15.40	$12.91	$9.39	$11.10	$10.96

Income/(loss) from investment operations:
Net investment income	0.03		0.06	0.05	0.02	0.04	0.05
Net realized and unrealized gain/(loss) on investments	1.13		1.00	2.74	3.52	(1.71)	0.53

Total from investment operations	1.16		1.06	2.79	3.54	(1.67)	0.58

Less distributions:
Dividends from net investment income	(0.03)		(0.05)	(0.05)	(0.02)	(0.04)	(0.04)
Distributions from net realized gains	—		(0.45)	(0.25)	—	—	(0.40)

Total distributions	(0.03)		(0.50)	(0.30)	(0.02)	(0.04)	(0.44)

Short-term trading fees	0.00	(c)	0.00 (c)	—	—	—	—

Net asset value, end of period	$17.09		$15.96	$15.40	$12.91	$9.39	$11.10

Total return(b)	7.25%		6.84%	21.62%	37.76%	(15.07)%	6.26%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$112,507		$106,875	$113,631	$97,034	$60,751	$81,407
Ratio of operating expenses to average net assets	0.79	%(d)	0.79%	0.75%	0.79%	0.52%	0.43%
Ratio of net investment income to average net assets	0.39	%(d)	0.38%	0.38%	0.16%	0.34%	0.49%
Portfolio turnover rate	8%		17%	19%	13%	12%	23%
Ratio of operating expenses to average net assets without expense waivers and reimbursements	0.79	%(d)	0.79%	0.75%	0.79%	0.68%	0.69%

(a)	Class K Shares and Class Y Shares of the Fund commenced operations on November 4, 1999, and August 7, 1997, respectively. Effective February 14, 2006, the Fund changed its fiscal and tax year end from December 31 to June 30.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Amount is less than $0.01 per share.

(d)	Annualized.

See Notes to Financial Statements.

48

Y Shares

Period		Year	Year	Year	Year	Year
Ended		Ended	Ended	Ended	Ended	Ended
6/30/06		12/31/05	12/31/04	12/31/03	12/31/02	12/31/01

$15.92		$15.37	$12.89	$9.38	$11.08	$10.94

0.06		0.09	0.09	0.05	0.06	0.08
1.12		1.00	2.73	3.50	(1.69)	0.52

1.18		1.09	2.82	3.55	(1.63)	0.60

(0.05)		(0.09)	(0.09)	(0.04)	(0.07)	(0.06)
—		(0.45)	(0.25)	—	—	(0.40)

(0.05)		(0.54)	(0.34)	(0.04)	(0.07)	(0.46)

0.00	(c)	0.00 (c)	—	—	—	—

$17.05		$15.92	$15.37	$12.89	$9.38	$11.08

7.40%		7.07%	21.96%	38.04%	(14.80)%	6.45%

$13,848		$12,655	$14,670	$10,455	$6,391	$8,136
0.54	%(d)	0.54%	0.50%	0.54%	0.27%	0.18%
0.65	%(d)	0.62%	0.63%	0.41%	0.59%	0.74%
8%		17%	19%	13%	12%	23%
0.54	%(d)	0.54%	0.50%	0.54%	0.43%	0.45%

See Notes to Financial Statements.

49

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50

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2006

1. Organization

    As of June 30, 2006, the Munder Funds consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the following series of MST: Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund (each, a “Fund” and collectively, the “S&P® Index Funds”). Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. Each Fund is classified as a diversified management investment company under the 1940 Act. The goal of the Munder S&P® MidCap Index Equity Fund is to provide performance and income that is comparable to the Standard & Poor’s MidCap 400® Index (“S&P MidCap 400®”). The S&P MidCap 400® is a capitalization-weighted index that measures the performance of the mid-cap sector of the U.S. stock market. The goal of the Munder S&P® SmallCap Index Equity Fund is to provide performance and income that is comparable to the Standard & Poor’s SmallCap 600® Index (“S&P SmallCap 600®”). The S&P SmallCap 600® is a capitalization-weighted index that measures the performance of the small-cap sector of the U.S. stock market. Each Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    Each of the S&P® Index Funds has two classes of shares — Class K and Class Y Shares. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Funds’ prospectus, without either a front-end sales charge or a contingent deferred sales charge. Both classes of shares have identical rights and voting privileges.

    Effective February 14, 2006, each of the S&P® Index Funds changed their fiscal and tax year end from December 31 to June 30.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of

51

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2006 (continued)

significant accounting policies followed by each Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including financial futures contracts, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Futures Contracts: During the period ended June 30, 2006, each Fund used futures contracts for cash management purposes (i.e, attempting to remain fully invested while maintaining liquidity) or for hedging purposes. Upon entering into a futures contract, a Fund deposits with the broker, or pledges as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” When a fund has an open futures contract, subsequent payments (known as “variation margin”) are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in futures contracts were recorded as unrealized appreciation/ (depreciation) of futures contracts. Each Fund recognizes a realized gain or loss from a futures contract when the contract is closed.

    There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

52

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2006 (continued)

    Repurchase Agreements: Each repurchase agreement entered into by each Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/ or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: Each Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Each Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. Each Fund also continues to receive the equivalent of the interest or dividends paid on the loaned securities. Each Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and the accretion of discounts. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to each Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of each Fund are then prorated among the share classes, as applicable, based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. Each Fund instructs the custodian to segregate assets with a current market value at least equal to the amount of its when-issued purchase commitments.

53

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2006 (continued)

    Short-Term Trading (Redemption) Fees: During the period ended June 30, 2006, a short-term trading fee of 2% was assessed on certain redemptions of Fund shares made within 60 days of purchase as described in the Funds’ prospectus. The fee, which was retained by each Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available) by each Fund. Each Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

    Reclassification: Certain prior-year amounts have been reclassified to conform to current year presentation.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”), through its World Asset Management division, is entitled to receive from each Fund a fee, computed and payable daily, based on the average daily net assets of each Fund, at the following annual rates:

Fees on Average
Daily Net Assets

Munder S&P® MidCap Index Equity Fund	0.15%
Munder S&P® SmallCap Index Equity Fund	0.15%

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from each S&P® Index Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of each Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

54

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2006 (continued)

    In addition, the Advisor is entitled to receive from each Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended June 30, 2006, the Advisor earned $73,301 and $98,772 before payment of sub-administration fees and $46,763 and $64,076 after payment of sub-administration fees for its administrative services to the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund, respectively. During the period ended June 30, 2006, the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund paid an annual effective rate of 0.1630% and 0.1544%, respectively, for administrative services.

    For the year ended December 31, 2005, the Advisor earned $153,174 and $190,110 before payment of sub-administration fees and $98,119 and $123,225 after payment of sub-administration fees for its administrative services to the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund, respectively. During the year ended December 31, 2005, the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund paid an annual effective rate of 0.1619% and 0.1556%, respectively, for administrative services.

    Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis) as of June 30, 2006. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of each Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $2,160 and $5,818 for its administrative, record keeping and other related services provided to the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund, respectively, for the period ended June 30, 2006.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred

55

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2006 (continued)

compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

    The Munder Funds have a Distribution and Service Plan (the “Plan”) with respect to Class K Shares. Under the Plan, service fees may be collected from each Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services to their customers that invest in Class K Shares. The maximum rate, as a percentage of average daily net assets, payable under the Plan is 0.25% on Class K Shares. No payments are made under the Plan with regard to Class Y Shares.

    Comerica Bank is among the Service Organizations who may receive fees from the S&P® Index Funds under the Plan. For shareholder services provided to Class K shareholders for the period ended June 30, 2006, the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund paid $82,084 and $142,589, respectively, to Comerica Bank. For shareholder services provided to Class K shareholders for the year ended December 31, 2005, the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund paid $181,495 and $273,622, respectively, to Comerica Bank.

5. Securities Transactions

    For the period ended June 30, 2006 and the year ended December 31, 2005 cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were as follows:

	Period Ended		Year Ended
	June 30, 2006		December 31, 2005

	Purchases	Sales	Purchases	Sales

Munder S&P® MidCap Index Equity Fund	$4,164,328	$5,648,037	$15,553,674	$59,587,494
Munder S&P® SmallCap Index Equity Fund	11,334,837	9,419,445	20,834,029	37,095,099

    At June 30, 2006, aggregate cost for Federal income tax purposes, aggregate gross unrealized appreciation for all securities for which there was

56

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2006 (continued)

an excess of value over tax cost, aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value, and net unrealized appreciation for Federal income tax purposes were as follows:

				Net Unrealized
	Aggregate Cost	Unrealized	Unrealized	Appreciation
	For Federal	Appreciation	Depreciation	For Federal
	Income Tax	For Tax	For Tax	Income Tax
	Purposes	Purposes	Purposes	Purposes

Munder S&P® MidCap Index Equity Fund	$80,486,154	$28,800,491	$2,441,583	$26,358,908
Munder S&P® SmallCap Index Equity Fund	112,860,892	49,148,939	6,796,737	42,352,202

    At June 30, 2006, the S&P® Index Funds had the following open financial futures contracts:

		Notional	Market
	Number of	Value of	Value of	Unrealized
	Contracts	Contracts	Contracts	Appreciation

Munder S&P® MidCap Index Equity Fund:
S&P® 400 Index, September 2006 (long position)	11	$3,970,335	$4,243,800	$273,465
Munder S&P® SmallCap Index Equity Fund:
Russell 2000 Index, September 2006 (long position)	11	3,719,996	4,023,250	303,254

6. Revolving Line of Credit

    Effective December 14, 2005, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the S&P® Index Funds, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of each S&P® Index Fund for which a loan is extended. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 13, 2006 on the daily amount of the unused commitment. During the period ended June 30, 2006, neither S&P® Index Fund utilized the revolving line of credit. For the period ended June 30, 2006, total commitment fees incurred by the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund were $518 and $713, respectively. For the year ended December 31, 2005, total commitment fees incurred by the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund were $1,452 and $1,698, respectively.

57

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2006 (continued)

7. Indemnification Obligations

    Each Fund has a variety of indemnification obligations under contracts with its service providers. Each Fund’s maximum exposure under these arrangements is unknown. However, the S&P® Index Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses and income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund as a whole. A Fund may also utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends received deduction for income tax purposes.

    The tax character of distributions paid to shareholders during the period ended June 30, 2006 and the years ended December 31, 2005 and December 31, 2004 was as follows:

	Period Ended			Year Ended			Year Ended
	June 30, 2006			December 31, 2005			December 31, 2004

	Ordinary	Long-Term		Ordinary	Long-Term		Ordinary	Long-Term
	Income	Capital Gain	Total	Income	Capital Gain	Total	Income	Capital Gain	Total

Munder S&P® MidCap Index Equity Fund	$377,144	$—	$377,144	$2,122,294	$6,241,361	$8,363,655	$733,369	$2,698,492	$3,431,861
Munder S&P® SmallCap Index Equity Fund	213,701	—	213,701	1,064,083	2,692,200	3,756,283	434,605	2,088,834	2,523,439

    At June 30, 2006, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Unrealized
	Ordinary	Capital	Appreciation/
	Income	Gains	(Depreciation)	Total

Munder S&P® MidCap Index Equity Fund	$228,568	$5,161,408	$26,358,908	$31,748,884
Munder S&P® SmallCap Index Equity Fund	320,299	8,168,524	42,352,202	50,841,025

    The differences between book and tax unrealized appreciation are primarily due to wash sales, mark-to-market of futures contracts, return of capital

58

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2006 (continued)

dividend payments, real estate investment trust basis adjustments, and deferred trustees’ fees.

9. Tax Information (Unaudited)

    Of the dividends distributed during the period ended June 30, 2006 by the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund, 88.37% and 96.43%, respectively, qualify for the dividends received deduction for corporate shareholders.

    For the period ended June 30, 2006, the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund designated approximately $636,398 and $645,520, respectively, as qualified dividend income.

10. Subsequent Event (Unaudited)

    On August 4, 2006, the management team of the Advisor announced that it has partnered with Grail Partners, LLC and private equity firm Crestview Partners, L.P. to acquire Comerica’s controlling interest in the Advisor. As part of the transaction, Comerica will retain ownership of World Asset Management, a division of the Advisor. If, as expected, the transaction closes, the Advisor’s current investment advisory agreement with the S&P® Index Funds will automatically terminate under applicable law at the time of the closing. On August 22, 2006, the Board of Trustees of the Munder Funds approved for each of the S&P® Index Funds a new investment advisory agreement with the Advisor and a new investment sub-advisory agreement with World Asset Management, subject to approval by shareholders of each Fund at a Special Meeting called for October 26, 2006. The new investment advisory agreements are expected to become effective on the date of the closing of the transaction.

11. Quarterly Portfolio Schedule (Unaudited)

    Each Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. Each Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three

59

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2006 (continued)

most recently published lists of each Fund’s portfolio holdings are available on our website, www.munder.com.

12. Proxy Voting Policies and Procedures (Unaudited)

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the S&P® Index Funds, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13. Proxy Voting Record (Unaudited)

    Each Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by each Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

14. Approval of Investment Advisory Agreement (Unaudited)

    The Advisor provides investment advisory services to the S&P® Index Funds under a Combined Investment Advisory Agreement dated June 13, 2003 and amended most recently as of May 16, 2006 (“Advisory Agreement”). On May 16, 2006, the Board of Trustees approved the continuation of the Advisory Agreement with respect to the S&P® Index Funds for an additional one-year period commencing on July 1, 2006. In determining whether to approve the continuation of the Advisory Agreement, the Board requested, and received from the Advisor, the information that the Board believed to be reasonably necessary to reach its conclusion, including the information described below. Both in meetings specifically dedicated to renewal of the Advisory Agreement and in other meetings during the course of the year, the Board received materials relating to the services provided to the Munder Funds by the Advisor. In evaluating the Advisory Agreement, the Board conducted a review that was specifically focused upon the renewal of the Advisory Agreement, and relied upon their knowledge, resulting from their meetings throughout the year, of the Advisor, its services and the Munder Funds.

    The Board considered many factors in evaluating whether the Advisory Agreement and the fees provided therein with respect to each Fund should be continued for an additional one-year period. The Board was advised by legal counsel to the Munder Funds and the “Non-Interested Trustees” also were advised by their independent legal counsel with respect to their deliberations

60

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2006 (continued)

regarding the continuation of the Advisory Agreement. (A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act.)

    Among other factors, the Board requested, considered and evaluated information regarding:

    (a) The nature, extent and quality of the services provided by the Advisor to each Fund under the Advisory Agreement: With respect to this factor, the Board considered:

•	the qualifications of management of the Advisor and of persons providing portfolio management services to each Fund. In this regard, the Board was presented with detailed information concerning the Advisor’s efforts in hiring, promoting and retaining qualified investment personnel, including enhancements in the quality and depth in the Advisor’s investment, trading, and administrative services departments due to the recruiting and hiring of additional staff in 2005 and the promotion of employees from within the Advisor in 2005 and 2006, recent changes within key management positions at the Advisor, the Advisor’s personnel retention efforts, and the Advisor’s current intentions regarding future changes in its organizational structure;

•	the Advisor’s efforts in recent years and on an ongoing basis to:

(1)	enhance its research capabilities and make investments in compliance, fund accounting and other technologies relating to the Funds’ operations in order to improve their effectiveness and efficiencies of operations;

(2)	grow Fund assets through increased marketing efforts and a focus on asset retention;

(3)	focus on determining the reasonableness of the investment advisory fees for each of the Munder Funds and, as appropriate, to adjust its investment advisory fees (including through the addition of contractual fee breakpoints or reducing its advisor fees), although no such adjustments were made with respect to the S&P® Index Funds in the current period;

(4)	renegotiate the fee arrangements with certain of the other service providers for the Munder Funds in order to reduce the total expense ratios of the Munder Funds and their classes of shares, although no such reductions were made in the current period; and

61

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2006 (continued)

(5)	seek to better allocate the costs of services across the Munder Funds;

•	the Advisor’s performance, both generally with respect to all the Munder Funds and more specifically with respect to each S&P® Index Fund, as further described below;

•	the information provided by the Advisor in its Form ADV and in response to a detailed series of questions submitted by counsel to the Munder Funds;

•	the terms of the Advisory Agreement; and

•	the general experience, business, operations and financial condition of the Advisor.

    Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the continuance of the Advisory Agreement.

    (b) The investment performance of each Fund and the Advisor: The Board considered the one-, three- and five-year and since inception total investment performance, on both a gross and net basis, of each of the S&P® Index Fund’s Class Y Shares as of December 31, 2005 and compared this information to the performance of the respective Fund’s benchmark index and the median performance of the respective Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”).

    In addition, the Board considered each Fund’s one-, three- and five-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well as the three- and five-year and the overall “star” ratings of the Fund by Morningstar, Inc. The Board also considered each Fund’s one-, three- and five-year total return as of December 31, 2005 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the respective Fund. In this regard, the Board considered that:

•	(1) The Munder S&P® MidCap Index Equity Fund’s: average annual total returns for Class Y Shares, on a gross basis, exceeded the performance of the benchmark for the one-year period, and trailed for the three- and five-year and since inception periods, (2) its total returns for Class Y Shares on a gross and net basis exceeded the median performance of the Fund’s Lipper peer group for the one-, three- and five-year periods, and (3) it had favorable Lipper rankings and Morningstar ratings and was classified as a “Lipper Leader.”

62

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2006 (continued)

•	(2) The Munder S&P® SmallCap Index Equity Fund’s: average annual total returns for Class Y Shares, on a gross basis, equaled the performance of the benchmark for the five-year period, and trailed for the one- and three-year and since inception periods, (2) it total returns for Class Y Shares on a gross and net basis exceeded the median performance of the Fund’s Lipper peer group for the one-, three- and five-year periods, and (3) it had favorable Lipper rankings and Morningstar ratings.

    Based on these considerations and comparisons, the Board concluded that the investment performance of the S&P Index Funds strongly supported approval of the continuance of the Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund: The Board considered detailed information provided by the Advisor as to the costs and profitability of the Advisor over the 12 months ended on December 31, 2005 and projections by the Advisor as to the costs and profitability of the Advisor over the 12 months ending on December 31, 2006, with respect to all services provided by the Advisor and its affiliates to the S&P® Index Funds and based on certain stated assumptions. Based on these facts, the Board concluded that the costs of the Advisor’s services and the profitability of the Advisor under the Advisory Agreement were not unreasonable.

    (d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale: The Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the S&P Index Funds’ shareholders through appropriate mechanisms in the future. Based on these facts, the Board concluded that the Advisor’s efforts in this regard strongly supported approving continuance of the Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable funds: The Board considered the S&P® Index Funds’ advisory fees and total expenses as they compared to those of comparable funds identified by Lipper in the case of the advisory fee comparisons and to the funds included in each Fund’s respective Lipper category in the case of total expense comparisons. The Board also considered each Fund’s total operating expense ratio (and certain

63

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2006 (continued)

components of the total expense ratio) of the Fund’s shares in comparison to those of each comparable fund in the Fund’s respective Lipper peer group and in comparison to the average, median, high and low net effective advisory fees of the funds in the Fund’s respective Lipper peer group. The Board also received separate information prepared by Strategic Insight Mutual Fund Research and Consulting, LLC, a third-party data mutual fund provider, that compared each Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. Based on these facts, the Board concluded that the current advisory fee and total fee levels of the S&P® Index Funds should not preclude approval of the continuance of the Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Fund: The Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the S&P® Index Funds, the Advisor may benefit from its relationship with the S&P® Index Funds in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on these facts, the Board concluded that these additional benefits should not preclude approval of the continuance of the Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved the Advisory Agreement for an additional annual period commencing on July 1, 2006.

64

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2006 (continued)

15.	Trustees and Executive Officers (Unaudited)

    Information about the Trustees and Executive Officers of the Munder Funds as of June 30, 2006, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below.

				Number of
				Portfolios
		Term of	Principal	in Fund
	Position(s)	Office(1) and	Occupation(s)	Complex
	with the	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 58	Trustee and Chairman	Indefinite; Trustee since 2/93; Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (real estate investment operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (10/97 to 12/05).	25	Fieldstone Investment Corporation (since 11/03).

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 59	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/real estate/manufacturing company) (since 1991).	25	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	25	Nighthawk Radiology Holdings, Inc. (since 3/04).

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 11/89	Vice President, Macomb Community College (since 7/01); Dean, Macomb Community College (since 9/97).	25	None

65

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2006 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
	Position(s)	Office(1) and	Occupation(s)	Complex
	with the	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	25	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company) (since 5/05).

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 47	Trustee(3)	Indefinite; Since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	24	Taubman Centers, Inc. (since 1/97).

66

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2006 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
	Position(s)	Office(1) and	Occupation(s)	Complex
	with the	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 50	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	25	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04); LMS Medical Systems (health care technology company) (since 1/06).

Interested Trustee

Michael T. Monahan(4) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 67	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99).	25	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MSTII only.

(4)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica Incorporated, the indirect parent company of the Advisor. Mr. Monahan also receives retirement and health benefits from Comerica Incorporated.

67

The Munder S&P® Index Funds

Notes to Financial Statements, June 30, 2006 (continued)

Term of
	Position(s)	Office(1) and
	with the	Length of
Name, Address and Age	Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Executive Officers

John S. Adams 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	President & Principal Executive Officer	Through 2/07; since 4/06	President and Chief Investment Officer of Munder Capital Management (investment advisor) (since 3/06); President and Chief Investment Officer of Pierce Street Advisors, LLC (investment advisor) (since 3/06); Managing Director and Chief Investment Officer, Equities of Munder Capital Management (12/04 to 3/06); Senior Portfolio Manager of Munder Capital Management (6/87 to 12/04).
Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/07; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); General Counsel of Munder Capital Management (7/00 to 2/05); Director of Diversified Strategy Hedge Fund, Ltd. (since 1/06).

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 40	Vice President & Principal Financial Officer	through 2/07; since 2/01	Managing Director and Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05).

Chérie N. Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 37	Treasurer & Principal Accounting Officer	through 2/07; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

68

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund and Board of Trustees of Munder Series Trust

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund (two of the portfolios comprising Munder Series Trust) (the “Funds”) as of June 30, 2006, and the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund of Munder Series Trust at June 30, 2006, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 11, 2006

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71

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal
Officer and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR

World Asset Management,
a division of Munder Capital Management
255 East Brown Street
Birmingham, MI 48009
ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNS&PINDX606

ANNUAL REPORT
June 30, 2006
Munder Small-Cap
Value Fund
Class A, B, C, K, R & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    I am delighted to provide you with information about some very positive developments at Munder Capital Management, the investment advisor to The Munder Funds. By mutual agreement with Comerica Incorporated, Munder Capital’s partner for over 10 years, the management team and employees of Munder Capital, along with Crestview Capital Partners, L.P. and Grail Partners, LLC, are buying Comerica’s ownership position in the firm. We anticipate that the transfer of ownership will be completed prior to year end.
    Because Munder Capital retained its own operational infrastructure throughout its partnership with Comerica, we expect the transition to independent ownership of Munder Capital to be seamless. Among the most important outcomes from Munder Capital’s perspective are the continuity in our people and processes, and the opportunity for increased employee ownership. We have always believed that employee ownership is the best way to align our interests with the interests of our clients, and to attract and retain talented professionals. This is a key outcome of the new ownership structure.

    As I hope you can tell from this letter, I am very pleased with this announcement because of its positive implications for both The Munder Funds and for the Munder Capital team. The investment advisory agreement between The Munder Funds and the newly structured Munder Capital Management has been approved by the Board of Trustees of The Munder Funds. In the coming weeks, shareholders of the Funds will receive materials requesting their approval of the investment advisory agreement, which will be sought through a proxy statement. I encourage you to exercise your right to vote your shares.

    Thank you for your confidence in The Munder Funds. We look forward to continuing to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
President and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
vi	Hypothetical and Total Returns
viii	Shareholder Fee Example
1	Portfolio of Investments
10	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Statements of Changes in Net Assets — Capital Stock Activity
16	Financial Highlights
22	Notes to Financial Statements
41	Report of Independent Registered Public Accounting Firm

An investor should consider each Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about each investment company can be found in the Fund’s prospectus. To obtain a prospectus, please visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund invests in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. Further, value-based investments are subject to the risk that the broad market may not recognize their intrinsic value. A substantial portion of the Fund’s assets are invested in real estate-related securities, which are subject to special risks related to property tax rates, property values and borrower defaults. The Fund also invests in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

    Fund holdings are subject to change and percentages shown below are based on net assets as of June 30, 2006. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of June 30, 2006, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the one year ended June 30, 2006. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Robert Crosby, Julie Hollinshead and John Richardson

    The Fund earned a return of 14.41% for the one year ended June 30, 2006, relative to the 14.61% return for the Russell 2000 Value Index, the 12.59% return for the Lipper universe of small-cap value funds and the 13.22% median return for the Lipper universe of small-cap core funds. (Lipper includes the Fund in the small-cap core universe.)

    The Fund’s absolute performance for the year ended June 30, 2006 reflected strength in small-cap stocks in general, although relative performance lagged slightly behind the Fund’s Russell 2000 Value benchmark. Relative strength in the industrials and energy sectors was offset by weakness in the financials, consumer discretionary and healthcare sectors.

    The biggest detractors from performance in the financials sector were the Fund’s holdings of real estate investment trusts (REITs), including Aames Investment Corporation (0.8% of the Fund), KKR Financial Corp. (1.7% of the Fund), The Mills Corp., and Saxon Capital, Inc. (0.4% of the Fund). The position in Mills Corp. was sold in November.

    Relative weakness in the consumer discretionary sector was due to a combination of an overweight in the sector and weakness in the performance of homebuilding stocks, including The Ryland Group, Inc. (1.3% of the Fund), Comstock Homebuilding Companies, Inc. (0.2% of the Fund), Technical Olympic USA, Inc. (0.7% of the Fund) and Meritage Homes Corporation (1.3% of the Fund).

    Merit Medical Systems, Inc., Orthofix International N.V. (0.5% of the Fund) and Kensey Nash Corporation, all in the health care equipment & supplies industry, were largely responsible for relative weakness among healthcare stocks. The positions in Kensey Nash and Merit Medical were eliminated from the Fund in February and May, respectively.

    Overweighted positions and strong stock selection in the industrials and energy sectors had a strong positive impact on the Fund’s relative performance. Top contributors to performance in the industrials sector included Old Dominion Freight Line, Inc. (2.3% of the Fund), Genesee & Wyoming, Inc. (1.0% of the Fund) and Landstar System, Inc. (1.0% of the Fund) in the road & rail industry, Oshkosh Truck Corporation (1.6% of the Fund) and The Middleby Corporation (1.1% of the Fund) among the machinery holdings, Ceradyne, Inc. (2.0% of the Fund) in the aerospace & defense industry, and Universal Forest Products, Inc. (1.2% of the Fund) in the building products industry.

    There were a number of strong performers in the energy sector, including TETRA Technologies, Inc. (1.0% of the Fund), Core Laboratories N.V. (1.0% of the Fund), Pason Systems, Inc. (1.7% of the Fund) and FMC Technologies, Inc. (0.6% of the Fund) among the energy equipment & services holdings. Southwestern Energy Company (1.6% of the Fund) had the strongest performance in the oil, gas & consumable fuels

iii

industry. An underweight in the utilities sector also boosted the Fund’s relative performance.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth rates. The Russell 2000 Index is an unmanaged index that measures the performance of the bottom 2,000 companies (based on market capitalization) in the Russell 3000 Index, an index representing approximately 98% of the U.S. equity market. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of small-cap core funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. The Lipper small-cap value funds universe data is being provided as supplemental information and the Fund is not a part of that universe. You cannot invest directly in a Lipper universe.

iv

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v

Hypothetical and Total Returns

The following graph represents the performance of the Munder Small-Cap Value Fund (the “Fund”) since the inception of its oldest class of shares, Class Y Shares. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Past performance is no guarantee of future results. Investment return and principal value of any investment will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder Small-Cap Value Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Initial Investment

vi

	GROWTH OF A $10,000 INVESTMENT

				Russell	Lipper	Lipper
				2000	Small-Cap	Small-Cap
Class and	With		Without	Value	Value Funds	Core Funds
Inception Date	Load		Load	Index#	Median**	Median**

CLASS A (1/10/97)	$34,137	*	$36,108	$31,095	$29,806	$27,225
CLASS B (2/11/97)	N/A		$32,018	$30,624	$29,119	$26,597
CLASS C (1/13/97)	N/A		$33,627	$31,095	$29,806	$27,225
CLASS K (12/31/96)	N/A		$36,581	$31,095	$29,806	$27,225
CLASS R (7/29/04)	N/A		$13,715	$13,740	$13,298	$13,371
CLASS Y (12/26/96)	N/A		$37,740	$31,095	$29,806	$27,225

	AVERAGE ANNUAL TOTAL RETURNS

						Five			Since
	One		One	Five		Years	Since		Inception
Class and	Year		Year	Years		w/out	Inception		w/out
Inception Date	w/load		w/out load	w/load		load	w/load		load

CLASS A (1/10/97)	7.84%	*	14.10%	14.03%	*	15.34%	13.84%	*	14.52%
CLASS B (2/11/97)	8.30%	†	13.30%	14.26%	†	14.49%	N/A		13.20%
CLASS C (1/13/97)	12.26%	†	13.26%	N/A		14.49%	N/A		13.67%
CLASS K (12/31/96)	N/A		14.12%	N/A		15.36%	N/A		14.63%
CLASS R (7/29/04)	N/A		13.83%	N/A		N/A	N/A		17.85%
CLASS Y (12/26/96)	N/A		14.41%	N/A		15.64%	N/A		14.98%

*	Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares.

†	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

#	The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth rates. The Russell 2000 Index is an unmanaged index that measures the performance of the bottom 2,000 companies (based on market capitalization) in the Russell 3000 Index, an index representing approximately 98% of the U. S. equity market. Index since inception comparative returns for Class A, Class B, Class C, Class K, Class R, and Class Y Shares of the Fund are as of 1/1/97, 2/1/97, 1/1/97, 1/1/97, 8/1/04, and 1/1/97, respectively.

**	The Lipper Small-Cap Core Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper Inc. under the same investment objective as the Fund. The Lipper Small-Cap Value Funds Median represents the median performance of a universe of existing mutual funds that have an investment objective that is similar to that of the Fund and is shown as supplemental information. Lipper since inception comparative returns for Class A, Class B, Class C, Class K, Class R, and Class Y Shares of the Fund are as of 1/1/97, 2/1/97, 1/1/97, 1/1/97, 8/1/04, and 1/1/97, respectively.

vii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

viii

    Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	1/1/06	6/30/06	1/1/06-6/30/06	Ratio

Actual
Class A	$1,000.00	$1,069.90	$6.88	1.34%
Class B	$1,000.00	$1,066.00	$10.71	2.09%
Class C	$1,000.00	$1,065.90	$10.71	2.09%
Class K	$1,000.00	$1,069.90	$6.88	1.34%
Class R	$1,000.00	$1,068.50	$8.21	1.60%
Class Y	$1,000.00	$1,071.30	$5.65	1.10%

Hypothetical
Class A	$1,000.00	$1,018.15	$6.71	1.34%
Class B	$1,000.00	$1,014.43	$10.44	2.09%
Class C	$1,000.00	$1,014.43	$10.44	2.09%
Class K	$1,000.00	$1,018.15	$6.71	1.34%
Class R	$1,000.00	$1,016.86	$8.00	1.60%
Class Y	$1,000.00	$1,019.34	$5.51	1.10%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

ix

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x

Munder Small-Cap Value Fund

Portfolio of Investments, June 30, 2006

Shares		Value

COMMON STOCKS — 98.2%
Consumer Discretionary — 16.0%
Auto Components — 4.3%
354,400	American Axle & Manufacturing Holdings, Inc. (a)	$6,063,784
383,000	BorgWarner, Inc. (a)	24,933,300
351,600	Drew Industries Incorporated †,(a)	11,391,840
347,419	Noble International, Ltd. (a)	4,975,040
320,200	Spartan Motors, Inc.	4,924,676

		52,288,640

Automobiles — 2.3%
345,000	Thor Industries, Inc. (a)	16,715,250
369,800	Winnebago Industries, Inc. (a)	11,478,592

		28,193,842

Hotels Restaurants & Leisure — 1.4%
427,500	Penn National Gaming, Inc. †	16,578,450

Household Durables — 4.5%
372,000	Comstock Homebuilding Companies, Inc., Class A †,(a)	2,354,760
328,200	Meritage Homes Corporation †,(a)	15,507,450
365,600	Ryland Group, Inc. (The) (a)	15,929,192
628,500	Technical Olympic USA, Inc. (a)	9,025,260
874,100	Tempur-Pedic International Inc. †,(a)	11,809,091

		54,625,753

Specialty Retail — 2.8%
494,000	Cabela’s Incorporated †,(a)	9,514,440
286,400	Lithia Motors, Inc., Class A (a)	8,683,648
766,800	United Auto Group, Inc. (a)	16,371,180

		34,569,268

Textiles, Apparel & Luxury Goods — 0.7%
376,500	Wolverine World Wide, Inc. (a)	8,783,745

Total Consumer Discretionary		195,039,698

Consumer Staples — 0.8%
Food & Staples Retailing — 0.8%
260,900	Ruddick Corporation (a)	6,394,659
109,200	United Natural Foods, Inc. †,(a)	3,605,784

Total Consumer Staples		10,000,443

See Notes to Financial Statements.

1

Munder Small-Cap Value Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy — 8.9%
Energy Equipment & Services — 5.8%
208,900	Core Laboratories N.V. †,(a)	$12,751,256
109,500	FMC Technologies, Inc. †,(a)	7,386,870
367,250	Oil States International, Inc. †,(a)	12,589,330
1,399,400	Pason Systems, Inc.	20,496,453
389,198	TETRA Technologies, Inc. †,(a)	11,788,807
107,800	Unit Corporation †,(a)	6,132,742

		71,145,458

Oil, Gas & Consumable Fuels — 3.1%
737,900	Brigham Exploration Company †,(a)	5,836,789
204,973	Cimarex Energy Co. (a)	8,813,839
180,200	Rosetta Resources, Inc.	2,994,924
627,600	Southwestern Energy Company †,(a)	19,556,016

		37,201,568

Total Energy		108,347,026

Financials — 29.7%
Capital Markets — 1.3%
189,850	Affiliated Managers Group, Inc. †,(a)	16,496,066

Commercial Banks — 0.6%
204,100	Bank of the Ozarks, Inc. (a)	6,796,530

Consumer Finance — 1.6%
306,300	Ace Cash Express, Inc. †,(a)	8,965,401
547,600	First Cash Financial Services, Inc. †	10,815,100

		19,780,501

Insurance — 2.6%
178,500	American Equity Investment Life Holding Co. (a)	1,902,810
386,100	Aspen Insurance Holdings Limited (a)	8,992,269
288,000	Assured Guaranty Ltd. (a)	7,306,560
233,000	Hub International Limited	6,106,930
255,400	Max Re Capital Ltd. (a)	5,577,936
100,000	Scottish Re Group Limited (a)	1,668,000

		31,554,505

Real Estate Investment Trusts (REITs) — 21.0%
1,835,500	Aames Investment Corporation (a)	9,159,145
875,700	American Home Mortgage Investment Corp. (a)	32,278,302

See Notes to Financial Statements.

2

Shares		Value

Financials (Continued)
Real Estate Investment Trusts (REITs) (Continued)
482,200	Anthracite Capital, Inc. (a)	$5,863,552
1,174,700	Ashford Hospitality Trust, Inc. (a)	14,824,714
226,500	BioMed Realty Trust, Inc. (a)	6,781,410
312,800	Corporate Office Properties Trust (a)	13,162,624
464,400	Equity One, Inc. (a)	9,705,960
181,500	First Potomac Realty Trust (a)	5,406,885
392,500	Gramercy Capital Corp. (a)	10,165,750
629,300	HomeBanc Corp. (a)	4,996,642
758,600	JER Investors Trust Inc., (a)	11,796,230
981,700	KKR Financial Corp. (a)	20,429,177
408,600	LaSalle Hotel Properties (a)	18,918,180
622,700	Luminent Mortgage Capital, Inc. (a)	5,766,202
430,300	MortgageIT Holdings, Inc. (a)	5,189,418
341,815	New Century Financial Corporation (a)	15,638,036
819,200	Newcastle Investment Corp. (a)	20,742,144
1,005,000	People’s Choice Financial Corporation, 144A (b),(c),(d),(e)	3,015,000
474,400	RAIT Investment Trust (a)	13,852,480
287,900	Redwood Trust, Inc. (a)	14,058,157
449,340	Saxon Capital, Inc. (a)	5,140,450
596,800	Taberna Realty Finance Trust, 144A (b),(c),(d),(e)	8,952,000

		255,842,458

Thrifts & Mortgage Finance — 2.6%
394,900	Accredited Home Lenders Holding Co. †,(a)	18,880,169
169,500	Harbor Florida Bancshares, Inc. (a)	6,295,230
146,000	Triad Guaranty, Inc. †,(a)	7,136,480

		32,311,879

Total Financials		362,781,939

Health Care — 5.1%
Health Care Equipment & Supplies — 3.0%
383,700	American Medical Systems Holdings, Inc. †,(a)	6,388,605
162,395	Orthofix International N.V. †	6,192,121
316,500	PolyMedica Corporation (a)	11,381,340
170,000	Respironics, Inc. †,(a)	5,817,400
191,100	West Pharmaceutical Services, Inc. (a)	6,933,108

		36,712,574

See Notes to Financial Statements.

3

Munder Small-Cap Value Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Health Care (Continued)
Health Care Providers & Services — 0.8%
314,200	VCA Antech, Inc. †,(a)	$10,032,406

Life Sciences Tools & Services — 1.3%
680,800	QIAGEN N.V. †,(a)	9,340,576
117,500	Techne Corporation †,(a)	5,983,100

		15,323,676

Total Health Care		62,068,656

Industrials — 20.3%
Aerospace & Defense — 2.0%
489,855	Ceradyne, Inc. †,(a)	24,242,924

Building Products — 2.7%
900,100	Builders FirstSource, Inc. †,(a)	18,326,036
237,200	Universal Forest Products, Inc. (a)	14,879,556

		33,205,592

Commercial Services & Supplies — 0.9%
327,800	Pike Electric Corporation †,(a)	6,313,428
237,300	Schawk, Inc. (a)	4,152,750

		10,466,178

Electrical Equipment — 1.8%
462,000	AMETEK, Inc.	21,889,560

Industrial Conglomerates — 2.2%
203,000	Carlisle Companies Incorporated	16,097,900
338,500	Raven Industries, Inc. (a)	10,662,750

		26,760,650

Machinery — 5.7%
251,500	Actuant Corporation, Class A (a)	12,562,425
603,700	Commercial Vehicle Group, Inc. †,(a)	12,484,516
250,300	Graco Inc. (a)	11,508,794
154,400	Middleby Corporation (The) †,(a)	13,364,864
413,500	Oshkosh Truck Corporation (a)	19,649,520

		69,570,119

See Notes to Financial Statements.

4

Shares		Value

Industrials (Continued)
Road & Rail — 4.3%
348,837	Genesee & Wyoming, Inc., Class A †,(a)	$12,373,248
253,500	Landstar System, Inc. (a)	11,972,805
760,450	Old Dominion Freight Line, Inc. †,(a)	28,585,316

		52,931,369

Trading Companies & Distributors — 0.7%
497,219	Rush Enterprises, Inc., Class B †,(f)	8,403,001

Total Industrials		247,469,393

Information Technology — 11.1%
Communications Equipment — 2.2%
1,081,297	Digi International, Inc. †,(a)	13,548,651
634,900	NETGEAR, Inc. †,(a)	13,745,585

		27,294,236

Computers & Peripherals — 0.8%
206,300	Komag, Incorporated †,(a)	9,526,934

Electronic Equipment & Instruments — 1.4%
428,200	FLIR Systems, Inc. †,(a)	9,446,092
495,800	TTM Technologies, Inc. †,(a)	7,174,226

		16,620,318

Information Technology Services — 1.7%
218,000	CACI International, Inc. †,(a)	12,715,940
287,300	SRA International, Inc. †,(a)	7,650,799

		20,366,739

Internet Software & Services — 2.2%
470,400	j2 Global Communications, Inc. †,(a)	14,685,888
307,500	TOM Online, Inc., ADR†,(a)	5,934,750
313,900	Websense, Inc. †,(a)	6,447,506

		27,068,144

Semiconductors & Semiconductor Equipment — 1.7%
499,775	Diodes Incorporated †,(a)	20,710,676

Software — 1.1%
855,000	Sonic Solutions †,(a)	14,107,500

Total Information Technology		135,694,547

See Notes to Financial Statements.

5

Munder Small-Cap Value Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Materials — 4.8%
Construction Materials — 1.2%
153,000	Eagle Materials Inc. (a)	$7,267,500
276,600	Headwaters Incorporated †,(a)	7,069,896

		14,337,396

Metals & Mining — 3.6%
612,300	AMCOL International Corporation (a)	16,134,105
286,500	Century Aluminum Company †,(a)	10,225,185
274,850	Quanex Corporation (a)	11,837,790
77,700	Reliance Steel & Aluminum Co.	6,445,215

		44,642,295

Total Materials		58,979,691

Telecommunication Services — 0.5%
Diversified Telecommunication Services — 0.5%
530,000	DataPath, Inc., 144A †,(b),(c),(d),(e)	5,830,000

Utilities — 1.0%
Electric Utilities — 0.5%
127,833	ALLETE, Inc. (a)	6,052,893

Gas Utilities — 0.5%
134,600	New Jersey Resources Corporation (a)	6,296,588

Total Utilities		12,349,481

TOTAL COMMON STOCKS
(Cost $973,215,432)		1,198,560,874

Principal
Amount

REPURCHASE AGREEMENT — 0.7%
(Cost $8,259,000)
$8,259,000	Agreement with State Street Bank and Trust Company, 4.780% dated 06/30/2006, to be repurchased at $8,262,290 on 07/03/2006, collateralized by $8,765,000 FHLMC, 4.125% maturing 11/18/2009 (value $8,425,356)	8,259,000

See Notes to Financial Statements.

6

Shares		Value

COLLATERAL FOR SECURITIES ON LOAN — 22.4%
(Cost $272,682,809)
272,682,809	State Street Navigator Securities Trust – Prime Portfolio (g)	$272,682,809

TOTAL INVESTMENTS
(Cost $1,254,157,241)	121.3%	1,479,502,683
OTHER ASSETS AND LIABILITIES (Net)	(21.3)	(259,517,503)

NET ASSETS	100.0%	$1,219,985,180

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	Fair valued security as of June 30, 2006 (see Notes to Financial Statements, Note 2). As of June 30, 2006, these securities represent $17,797,000, 1.5% of net assets.

(c)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(d)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(e)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At June 30, 2006, securities subject to restrictions on resale that have not been deemed to be liquid represent $17,797,000, 1.5% of net assets.

Security	Acquisition Date	Cost

DataPath, Inc., 144A	06/23/2006	$5,830,000
People’s Choice Financial Corporation, 144A	12/21/2004	4,750,000
	06/30/2005	1,202,500
	09/19/2005	1,192,500
	01/03/2006	1,385,000
Taberna Realty Finance Trust, 144A	04/21/2005	2,890,000
	08/04/2005	1,533,600
	09/12/2005	681,015
	09/14/2005	90,885
	09/19/2005	27,390
	09/21/2005	734,550
	05/26/2006	627,000
	05/31/2006	85,272

(f)	Affiliated company security (see Notes to Financial Statements, Note 6).

(g)	At June 30, 2006, the market value of the securities on loan is $267,677,503.

ABBREVIATIONS:

ADR   — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

7

Munder Small-Cap Value Fund

Portfolio of Investments, June 30, 2006 (continued)

At June 30, 2006, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	91.8%	$1,120,300,953
Netherlands	2.3	28,283,953
Bermuda	1.9	23,544,765
Canada	1.7	20,496,453
China	0.5	5,934,750

TOTAL COMMON STOCKS	98.2	1,198,560,874
REPURCHASE AGREEMENT	0.7	8,259,000
COLLATERAL FOR SECURITIES ON LOAN	22.4	272,682,809

TOTAL INVESTMENTS	121.3	1,479,502,683
OTHER ASSETS AND LIABILITIES (Net)	(21.3)	(259,517,503)

NET ASSETS	100.0%	$1,219,985,180

See Notes to Financial Statements.

8

[This Page Intentionally Left Blank]

9

Munder Small-Cap Value Fund

Statement of Assets and Liabilities, June 30, 2006

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies* (cost — $1,238,341,848)	$1,462,840,682
Securities of affiliated company (cost — $7,556,393)	8,403,001
Repurchase agreement (cost — $8,259,000)	8,259,000

Total Investments	1,479,502,683
Cash	55,342
Interest receivable	1,097
Dividends receivable	3,106,164
Receivable for investment securities sold	14,735,615
Receivable for Fund shares sold	1,252,555
Prepaid expenses and other assets	92,344

Total Assets	1,498,745,800

LIABILITIES:
Payable for Fund shares redeemed	2,095,002
Payable for investment securities purchased	3,025,593
Payable upon return of securities loaned	272,682,809
Transfer agency/record keeping fees payable	416,040
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	310,868
Administration fees payable	85,587
Trustees’ fees and expenses payable	36,057
Investment advisory fees payable	14,993
Custody fees payable	13,833
Shareholder servicing fees payable — Class K Shares	11,326
Accrued expenses and other payables	68,512

Total Liabilities	278,760,620

NET ASSETS	$1,219,985,180

Investments, at cost	$1,254,157,241

*	Including $267,677,503 of securities loaned.

See Notes to Financial Statements.

10

NET ASSETS consist of:
Undistributed net investment income	$3,669,465
Undistributed net realized gain on investments sold	29,049,312
Net unrealized appreciation of investments	225,345,442
Paid-in capital	961,920,961

$1,219,985,180

NET ASSETS:
Class A Shares	$522,110,704

Class B Shares	$59,409,897

Class C Shares	$198,335,888

Class K Shares	$59,622,238

Class R Shares	$8,707,778

Class Y Shares	$371,798,675

SHARES OUTSTANDING:
Class A Shares	17,848,650

Class B Shares	2,114,615

Class C Shares	7,082,267

Class K Shares	2,040,412

Class R Shares	298,746

Class Y Shares	12,623,896

CLASS A SHARES:
Net asset value and redemption price per share	$29.25

Maximum sales charge	5.50%
Maximum offering price per share	$30.95

CLASS B SHARES:
Net asset value and offering price per share*	$28.09

CLASS C SHARES:
Net asset value and offering price per share*	$28.00

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$29.22

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$29.15

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$29.45

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

11

Munder Small-Cap Value Fund

Statement of Operations, For the Year Ended June 30, 2006

INVESTMENT INCOME:
Interest	$1,401,145
Dividends(a)	24,675,187
Securities lending	708,209

Total Investment Income	26,784,541

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	1,256,364
Class B Shares	678,313
Class C Shares	1,999,877
Class R Shares	37,547
Shareholder servicing fees:
Class K Shares	152,631
Investment advisory fees	9,034,078
Transfer agency/record keeping fees	2,322,943
Administration fees	1,121,862
Custody fees	171,147
Registration and filing fees	107,955
Legal and audit fees	86,312
Trustees’ fees and expenses	32,063
Other	280,787

Total Expenses	17,281,879

NET INVESTMENT INCOME	9,502,662

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain from:
Security transactions	49,086,638
Foreign currency-related transactions	89
In-kind redemption	36,233,566
Net change in unrealized appreciation/(depreciation) of:
Securities	51,758,979
Foreign currency-related transactions	(1,019)

Net realized and unrealized gain on investments	137,078,253

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$146,580,915

(a)	Net of foreign withholding taxes of $40,205.

See Notes to Financial Statements.

12

Munder Small-Cap Value Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005(a)

Net investment income	$9,502,662	$4,701,885
Net realized gain from security transactions, foreign currency-related transactions and in-kind redemption	85,320,293	12,828,832
Net change in unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	51,757,960	91,355,747

Net increase in net assets resulting from operations	146,580,915	108,886,464
Dividends to shareholders from net investment income:
Class A Shares	(3,008,886)	(821,061)
Class B Shares	(195,500)	—
Class C Shares	(564,063)	—
Class K Shares	(367,955)	(250,207)
Class R Shares	(30,577)	(28)
Class Y Shares	(3,103,282)	(1,800,666)
Distributions to shareholders from net realized gains:
Class A Shares	(13,620,958)	(2,354,500)
Class B Shares	(2,013,850)	(1,103,906)
Class C Shares	(5,683,070)	(1,263,641)
Class K Shares	(1,672,075)	(1,055,171)
Class R Shares	(203,084)	(110)
Class Y Shares	(10,041,358)	(4,404,612)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	69,236,941	299,284,611
Class B Shares	(17,169,219)	12,876,424
Class C Shares	2,549,781	120,100,903
Class K Shares	(4,676,081)	3,277,996
Class R Shares	2,956,242	4,787,132
Class Y Shares	11,603,390	105,712,790
Short-term trading fees	43,600	72,476
Voluntary contribution from Advisor	46,145	—

Net increase in net assets	170,667,056	641,944,894
NET ASSETS:
Beginning of year	1,049,318,124	407,373,230

End of year	$1,219,985,180	$1,049,318,124

Undistributed net investment income	$3,669,465	$1,436,977

(a)	Class R Shares of the Fund commenced operations on July 29, 2004.

See Notes to Financial Statements.

13

Munder Small-Cap Value Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005(a)

Amount
Class A Shares:
Sold*	$188,945,917	$355,095,603
Issued as reinvestment of dividends and distributions	11,615,513	2,584,485
Redeemed	(131,324,489)	(58,395,477)

Net increase	$69,236,941	$299,284,611

Class B Shares:
Sold	$7,947,352	$31,736,609
Issued as reinvestment of dividends and distributions	1,427,428	669,687
Redeemed*	(26,543,999)	(19,529,872)

Net increase/(decrease)	$(17,169,219)	$12,876,424

Class C Shares:
Sold	$28,503,471	$129,200,804
Issued as reinvestment of dividends and distributions	3,646,986	716,070
Redeemed	(29,600,676)	(9,815,971)

Net increase	$2,549,781	$120,100,903

Class K Shares:
Sold	$8,604,638	$12,960,371
Issued as reinvestment of dividends and distributions	378,246	3,652
Redeemed	(13,658,965)	(9,686,027)

Net increase/(decrease)	$(4,676,081)	$3,277,996

Class R Shares:
Sold	$3,738,698	$4,909,579
Issued as reinvestment of dividends and distributions	136,356	138
Redeemed	(918,812)	(122,585)

Net increase	$2,956,242	$4,787,132

Class Y Shares:
Sold	$147,840,926	$119,935,260
Issued as reinvestment of dividends and distributions	9,020,397	3,811,222
Redeemed	(43,295,249)	(18,033,692)
In-kind redemption	(101,962,684)	—

Net increase	$11,603,390	$105,712,790

(a)	Class R Shares of the Fund commenced operations on July 29, 2004.

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

14

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005(a)

Shares
Class A Shares:
Sold*	6,726,353	14,230,964
Issued as reinvestment of dividends and distributions	424,633	108,401
Redeemed	(4,618,868)	(2,331,642)

Net increase	2,532,118	12,007,723

Class B Shares:
Sold	295,098	1,325,387
Issued as reinvestment of dividends and distributions	54,124	29,942
Redeemed*	(969,042)	(816,593)

Net increase/(decrease)	(619,820)	538,736

Class C Shares:
Sold	1,064,561	5,384,563
Issued as reinvestment of dividends and distributions	138,713	32,092
Redeemed	(1,083,116)	(410,508)

Net increase	120,158	5,006,147

Class K Shares:
Sold	305,590	532,885
Issued as reinvestment of dividends and distributions	13,840	140
Redeemed	(477,807)	(393,379)

Net increase/(decrease)	(158,377)	139,646

Class R Shares:
Sold	134,780	196,685
Issued as reinvestment of dividends and distributions	4,993	6
Redeemed	(32,751)	(4,967)

Net increase	107,022	191,724

Class Y Shares:
Sold	5,252,129	4,834,398
Issued as reinvestment of dividends and distributions	329,175	156,033
Redeemed	(1,531,056)	(731,291)
In-kind redemption	(3,868,083)	—

Net increase	182,165	4,259,140

(a)	Class R Shares of the Fund commenced operations on July 29, 2004.

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

15

Munder Small-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$26.52		$23.12	$16.84	$16.95	$16.43

Income/(loss) from investment operations:
Net investment income/(loss)	0.25		0.20	0.07	0.05	0.09
Net realized and unrealized gain/(loss) on investments	3.42		3.80	6.21	(0.04)*	1.42

Total from investment operations	3.67		4.00	6.28	0.01	1.51

Less distributions:
Dividends from net investment income	(0.17)		(0.11)	—	—	(0.05)
Distributions from net realized capital gains	(0.77)		(0.49)	—	(0.12)	(0.94)

Total distributions	(0.94)		(0.60)	—	(0.12)	(0.99)

Short-term trading fees	0.00	(d)	0.00 (d)	0.00 (d)	—	—

Voluntary contribution from Advisor	0.00	(d),(e)	—	—	—	—

Net asset value, end of period	$29.25		$26.52	$23.12	$16.84	$16.95

Total return(b)	14.10%		17.67%	37.29%	0.20%	10.50%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$522,111		$406,154	$76,498	$20,593	$15,143
Ratio of operating expenses to average net assets	1.34%		1.33%	1.39%	1.65%	1.41%
Ratio of net investment income/(loss) to average net assets	0.88%		0.78%	0.33%	0.36%	0.56%
Portfolio turnover rate	36%		26%	43%	70%	85%
Ratio of operating expenses to average net assets without expense waivers	1.34%		1.33%	1.39%	1.66%	1.42%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on January 10, 1997 and February 11, 1997, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	The voluntary contribution from Advisor had no impact on total return.

*	The per share amount shown does not correspond with the aggregate net realized and unrealized gain/(loss) on investments for the year ended June 30, 2003 due to the timing of sales and redemptions of Fund shares in relation to the fluctuating market value of investments.

See Notes to Financial Statements.

16

B Shares

Year		Year	Year	Year	Year
Ended		Ended	Ended	Ended	Ended
6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

$25.60		$22.41	$16.45	$16.68	$16.24

0.04		0.01	(0.09)	(0.05)	(0.03)
3.30		3.67	6.05	(0.06)*	1.42

3.34		3.68	5.96	(0.11)	1.39

(0.08)		—	—	—	(0.01)
(0.77)		(0.49)	—	(0.12)	(0.94)

(0.85)		(0.49)	—	(0.12)	(0.95)

0.00	(d)	0.00 (d)	0.00(d )	—	—

0.00	(d),(e)	—	—	—	—

$28.09		$25.60	$22.41	$16.45	$16.68

13.30%		16.76%	36.23%	(0.52)%	9.75%

$59,410		$70,013	$49,204	$28,525	$35,505
2.09%		2.08%	2.14%	2.40%	2.16%
0.13%		0.05%	(0.42)%	(0.39)%	(0.19)%
36%		26%	43%	70%	85%
2.09%		2.08%	2.14%	2.41%	2.17%

See Notes to Financial Statements.

17

Munder Small-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$25.53		$22.34	$16.40	$16.63	$16.19

Income/(loss) from investment operations:
Net investment income/(loss)	0.04		0.01	(0.09)	(0.05)	(0.03)
Net realized and unrealized gain/(loss) on investments	3.28		3.67	6.03	(0.06)*	1.42

Total from investment operations	3.32		3.68	5.94	(0.11)	1.39

Less distributions:
Dividends from net investment income	(0.08)		—	—	—	(0.01)
Distributions from net realized capital gains	(0.77)		(0.49)	—	(0.12)	(0.94)

Total distributions	(0.85)		(0.49)	—	(0.12)	(0.95)

Short-term trading fees	0.00	(d)	0.00 (d)	0.00(d )	—	—

Voluntary contribution from Advisor	0.00	(d),(e)	—	—	—	—

Net asset value, end of period	$28.00		$25.53	$22.34	$16.40	$16.63

Total return(b)	13.26%		16.76%	36.22%	(0.52)%	9.78%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$198,336		$177,709	$43,699	$11,008	$11,289
Ratio of operating expenses to average net assets	2.09%		2.08%	2.14%	2.40%	2.16%
Ratio of net investment income/(loss) to average net assets	0.13%		0.04%	(0.42)%	(0.39)%	(0.19)%
Portfolio turnover rate	36%		26%	43%	70%	85%
Ratio of operating expenses to average net assets without expense waivers	2.09%		2.08%	2.14%	2.41%	2.17%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on January 13, 1997 and December 31, 1996, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	The voluntary contribution from Advisor had no impact on total return.

*	The per share amount shown does not correspond with the aggregate net realized and unrealized gain/(loss) on investments for the year ended June 30, 2003 due to the timing of sales and redemptions of Fund shares in relation to the fluctuating market value of investments.

See Notes to Financial Statements.

18

K Shares

Year		Year	Year	Year	Year
Ended		Ended	Ended	Ended	Ended
6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

$26.49		$23.10	$16.83	$16.93	$16.40

0.25		0.19	0.07	0.05	0.09
3.42		3.80	6.20	(0.03)*	1.43

3.67		3.99	6.27	0.02	1.52

(0.17)		(0.11)	—	—	(0.05)
(0.77)		(0.49)	—	(0.12)	(0.94)

(0.94)		(0.60)	—	(0.12)	(0.99)

0.00	(d)	0.00 (d)	0.00 (d)	—	—

0.00	(d),(e)	—	—	—	—

$29.22		$26.49	$23.10	$16.83	$16.93

14.12%		17.64%	37.25%	0.32%	10.52%

$59,622		$58,248	$47,561	$25,547	$6,530
1.34%		1.33%	1.39%	1.65%	1.41%
0.88%		0.80%	0.33%	0.36%	0.56%
36%		26%	43%	70%	85%
1.34%		1.33%	1.39%	1.66%	1.42%

See Notes to Financial Statements.

19

Munder Small-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	R Shares

	Year		Period
	Ended		Ended
	6/30/06(c)		6/30/05(c)

Net asset value, beginning of period	$26.44		$22.52

Income/(loss) from investment operations:
Net investment income	0.18		0.09
Net realized and unrealized gain/(loss) on investments	3.41		4.44

Total from investment operations	3.59		4.53

Less distributions:
Dividends from net investment income	(0.11)		(0.12)
Distributions from net realized capital gains	(0.77)		(0.49)

Total distributions	(0.88)		(0.61)

Short-term trading fees	0.00	(d)	0.00	(d)

Voluntary contribution from Advisor	0.00	(d),(f)	—

Net asset value, end of period	$29.15		$26.44

Total return(b)	13.83%		20.48%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$8,708		$5,069
Ratio of operating expenses to average net assets	1.60%		1.75	%(e)
Ratio of net investment income to average net assets	0.65%		0.37	%(e)
Portfolio turnover rate	36%		26%
Ratio of operating expenses to average net assets without expense waivers	1.60%		1.75	%(e)

(a)	Class R Shares and Class Y Shares of the Fund commenced operations on July 29, 2004 and December 26, 1996, respectively.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

(f)	The voluntary contribution from Advisor had no impact on total return.

*	The per share amount shown does not correspond with the aggregate net realized and unrealized gain/(loss) on investments for the year ended June 30, 2003 due to the timing of sales and redemptions of Fund shares in relation to the fluctuating market value of investments.

See Notes to Financial Statements.

20

Y Shares

Year		Year	Year	Year	Year
Ended		Ended	Ended	Ended	Ended
6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

$26.69		$23.27	$16.92	$16.98	$16.44

0.32		0.26	0.12	0.09	0.13
3.45		3.83	6.24	(0.03)*	1.42

3.77		4.09	6.36	0.06	1.55

(0.24)		(0.18)	(0.01)	—	(0.07)
(0.77)		(0.49)	—	(0.12)	(0.94)

(1.01)		(0.67)	(0.01)	(0.12)	(1.01)

0.00	(d)	0.00 (d)	0.00 (d)	—	—

0.00	(d),(f)	—	—	—	—

$29.45		$26.69	$23.27	$16.92	$16.98

14.41%		17.93%	37.62%	0.50%	10.84%

$371,799		$332,125	$190,411	$80,212	$45,122
1.09%		1.08%	1.14%	1.40%	1.16%
1.13%		1.04%	0.58%	0.61%	0.81%
36%		26%	43%	70%	85%
1.09%		1.08%	1.14%	1.41%	1.17%

See Notes to Financial Statements.

21

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2006

1.	Organization

    As of June 30, 2006, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Small-Cap Value Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund currently is closed to new investors, subject to certain limited exceptions. The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various

22

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2006 (continued)

pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/ (depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/ (depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

23

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2006 (continued)

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with

24

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2006 (continued)

respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased on a when-issued or delayed delivery basis may be settled after the customary settlement period. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchased commitments.

    Short-Term Trading (Redemption) Fees: During the year ended June 30, 2006, a short-term trading fee of 2% was assessed on certain redemptions of Fund shares made within 60 days of purchase as described in the Fund’s prospectus. The fee, which was retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

25

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2006 (continued)

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the year ended June 30, 2006, the Advisor earned $1,121,862 before payment of sub-administration fees and $750,181 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2006, the Fund paid an annual effective rate of 0.0931% for administrative services.

    The Advisor made a voluntary capital contribution to the Fund during the year ended June 30, 2006 of $46,145 after completing a review of the application of the Fund’s redemption fee policy in prior years.

    Comerica Incorporated (”Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis) as of June 30, 2006. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $28,154 for its administrative, record keeping and other related services provided to the Fund for the year ended June 30, 2006.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to

26

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2006 (continued)

attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MSTII or @Vantage.

4.	Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the ”Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the ”Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B, Class C and Class R Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

    For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Distributor. No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (”Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the

27

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2006 (continued)

year ended June 30, 2006, the Fund paid $150 to Comerica Securities and $153,182 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C, Class K and Class R shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $603,089,226 and $421,808,084, respectively, for the year ended June 30, 2006. For the year ended June 30, 2006, the Fund had a redemption in-kind which resulted in a redemption out of the Fund of $101,962,684.

    At June 30, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $277,608,219 aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $53,341,592 and net appreciation for Federal income tax purposes was $224,266,627. At June 30, 2006, aggregate cost for Federal income tax purposes was $1,255,236,056.

6. Affiliated Company Security

    The term “affiliated company” includes any company in which the Fund has the power to vote at least 5% of the company’s outstanding voting securities. At, or during the year ended June 30, 2006, the Fund held the following security of an affiliated company:

		Purchased		Sold
	Value at					Value at	Realized
Affiliated Company	6/30/05	Cost	Shares	Cost	Shares	6/30/06	Gain

Rush Enterprises, Inc., Class B	$3,665,543	$3,722,286	260,275	—	—	$8,403,001	—

7. Revolving Line of Credit

    Effective December 14, 2005, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 13, 2006 on the daily amount of the unused commitment. During the year ended June 30, 2006 , the Fund did not utilize the revolving line of credit. For the year ended June 30, 2006, total commitment fees for the Fund were $13,760.

28

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2006 (continued)

8. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.	Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    As determined on June 30, 2006, permanent differences resulting primarily from redemptions in-kind and foreign currency gains and losses were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed	Accumulated
Net	Net
Investment Income	Realized Gain	Paid-In-Capital

$89	$(36,233,655)	$36,233,566

    The tax character of dividends and distributions paid to shareholders during the years ended June 30, 2006 and June 30, 2005 were as follows:

	Ordinary	Long-Term
	Income	Capital Gains	Total

June 30, 2006	$17,030,732	$23,473,926	$40,504,658
June 30, 2005	10,145,614	2,908,288	13,053,902

    At June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistribut	ed Undistrib	uted
Ordinary	Long-Term	Unrealized
Income	Gain	Appreciation	Total

$11,450,115	$22,376,183	$224,266,627	$258,092,925

    The differences between book and tax distributable earnings are primarily due to wash sales, real estate investment trust basis adjustments, and deferred trustees’ fees.

29

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2006 (continued)

10.	Tax Information (Unaudited)

    Of the distributions paid by the Fund, 28.49% will qualify for dividend received deduction available to corporate shareholders.

    For the fiscal year ended June 30, 2006, the Fund designated approximately $24,715,392 pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.

    For the fiscal year ended June 30, 2006, the amount of long-term capital gain distributions designated by the Fund was $23,473,926.

11.	Subsequent Events (Unaudited)

    On August 4, 2006, the management team of the Advisor announced that it has partnered with Grail Partners, LLC and private equity firm Crestview Partners, L.P. to acquire Comerica’s controlling interest in the Advisor. If, as expected, the transaction closes, the Advisor’s current investment advisory agreement with the Fund will automatically terminate under applicable law at the time of the closing. On August 22, 2006, the Board of Trustees of the Munder Funds approved a new investment advisory agreement with the Advisor subject to approval by shareholders of the Fund at a Special Meeting called for October 26, 2006. The new investment advisory agreement is expected to become effective on the date of the closing of the transaction.

    Effective August 22, 2006, the Fund was completely reopened to new investments. The limitations on new investments described in the Fund’s Prospectus dated October 31, 2005 no longer apply.

12.	Quarterly Portfolio Schedule (Unaudited)

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

30

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2006 (continued)

13.	Proxy Voting Policies and Procedures (Unaudited)

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

14.	Proxy Voting Record (Unaudited)

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

15.	Approval of Investment Advisory Agreement (Unaudited)

    The Advisor provides investment advisory services to the Fund under a Combined Investment Advisory Agreement dated June 13, 2003 and amended most recently as of May 16, 2006 (“Advisory Agreement”). On May 16, 2006, the Board of Trustees approved the continuation of the Advisory Agreement with respect to the Fund for an additional one-year period commencing on July 1, 2006. In determining whether to approve the continuation of the Advisory Agreement, the Board requested, and received from the Advisor, the information that the Board believed to be reasonably necessary to reach its conclusion, including the information described below. Both in meetings specifically dedicated to renewal of the Advisory Agreement and in other meetings during the course of the year, the Board received materials relating to the services provided to the Munder Funds by the Advisor. In evaluating the Advisory Agreement, the Board conducted a review that was specifically focused upon the renewal of the Advisory Agreement, and relied upon their knowledge, resulting from their meetings throughout the year, of the Advisor, its services and the Munder Funds.

    The Board considered many factors in evaluating whether the Advisory Agreement and the fees provided therein with respect to the Fund should be continued for an additional one-year period. The Board was advised by legal counsel to the Munder Funds and the “Non-Interested Trustees” also were advised by their independent legal counsel with respect to their deliberations regarding the continuation of the Advisory Agreement. (A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested

31

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2006 (continued)

person” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act.)

    Among other factors, the Board requested, considered and evaluated information regarding:

    (a) The nature, extent and quality of the services provided by the Advisor to the Fund under the Advisory Agreement: With respect to this factor, the Board considered:

•	the qualifications of management of the Advisor and of persons providing portfolio management services to the Fund. In this regard, the Board was presented with detailed information concerning the Advisor’s efforts in hiring, promoting and retaining qualified investment personnel, including enhancements in the quality and depth in the Advisor’s investment, trading, and administrative services departments due to the recruiting and hiring of additional staff in 2005 and the promotion of employees from within the Advisor in 2005 and 2006, recent changes within key management positions at the Advisor, the Advisor’s personnel retention efforts, and the Advisor’s current intentions regarding future changes in its organizational structure.;

•	the Advisor’s efforts in recent years and on an ongoing basis to:

(1)	enhance its research capabilities and make investments in compliance, fund accounting and other technologies relating to the Funds’ operations in order to improve their effectiveness and efficiencies of operations;

(2)	grow Fund assets through increased marketing efforts and a focus on asset retention;

(3)	focus on determining the reasonableness of the investment advisory fees for each of the Munder Funds and, as appropriate, to adjust its investment advisory fees (including through the addition of contractual fee breakpoints or reducing its advisory fees), although no such adjustments were made with respect to the Fund in the current period;

(4)	renegotiate the fee arrangements with certain of the other service providers for the Munder Funds in order to reduce the total expense ratios of the Munder Funds and their classes of shares, although no such reductions were made in the current period; and

(5)	seek to better allocate the costs of services across the Munder Funds;

32

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2006 (continued)

•	the Advisor’s performance, both generally with respect to all the Munder Funds and more specifically with respect to the Fund, as further described below;

•	the information provided by the Advisor in its Form ADV and in response to a detailed series of questions submitted by counsel to the Munder Funds;

•	the terms of the Advisory Agreement; and

•	the general experience, business, operations and financial condition of the Advisor.

    Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the continuance of the Advisory Agreement.

    (b) The investment performance of the Fund and the Advisor: The Board considered the one-, three- and five-year and since inception total investment performance, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2005 and compared this information to the performance of the Fund’s primary and secondary benchmark indexes and the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”).

    In addition, the Board considered the Fund’s one-, three- and five-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well as the three- and five-year and the overall “star” ratings of the Fund by Morningstar, Inc. The Board also considered the Fund’s one-, three- and five-year total return for Class A Shares as of December 31, 2005 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. In this regard, the Board considered that: (1) the Fund’s average annual total returns for Class Y Shares, on both a gross and net basis, exceeded the performance of the Fund’s benchmarks for the one-, three- and five-year and since inception periods, (2) the Fund’s total returns for Class Y Shares on a gross and net basis exceeded the median performance of the Fund’s Lipper peer group for the one-, three- and five-year periods, and (3) the Fund favorable Lipper rankings and Morningstar ratings and the classification as a “Lipper Leader.”

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund strongly supported approval of the continuance of the Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund: The Board

33

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2006 (continued)

considered detailed information provided by the Advisor as to the costs and profitability of the Advisor over the 12 months ended on December 31, 2005 and projections by the Advisor as to the costs and profitability of the Advisor over the 12 months ending on December 31, 2006, with respect to all services provided by the Advisor and its affiliates to the Fund and based on certain stated assumptions. Based on these facts, the Board concluded that the costs of the Advisor’s services and the profitability of the Advisor under the Advisory Agreement were not unreasonable.

    (d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale: The Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Fund’s shareholders through appropriate mechanisms in the future. Based on these facts, the Board concluded that the Advisor’s efforts in this regard strongly supported approving continuance of the Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable funds: The Board considered the Fund’s advisory fees and total expenses as they compared to those of comparable funds identified by Lipper in the case of the advisory fee comparisons and to the funds included in the Fund’s respective Lipper category in the case of total expense comparisons. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) of the Fund’s Class A Shares in comparison to those of each comparable fund in the Fund’s Lipper peer group and in comparison to the average, median, high and low net effective advisory fees of the funds in the Fund’s Lipper peer group. The Board also received separate information prepared by Strategic Insight Mutual Fund Research and Consulting, LLC, a third-party data mutual fund provider, that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. Based on these facts, the Board concluded that the current advisory fee and total fee levels of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Fund: The Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Fund, the Advisor may benefit from its relationship with the Fund in the sense

34

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2006 (continued)

that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on these facts, the Board concluded that these additional benefits should not preclude approval of the continuance of the Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved the Advisory Agreement for an additional annual period commencing on July 1, 2006.

35

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2006 (continued)

16. Trustees and Executive Officers (Unaudited)

    Information about the Trustees and Executive Officers of the Munder Funds as of June 30, 2006, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below.

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 58	Trustee and Chairman	Indefinite; Trustee since 2/93; Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (real estate investment operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (10/97 to 12/05).	25	Fieldstone Investment Corporation (since 11/03).

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 59	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/real estate/manufacturing company) (since 1991).	25	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	25	Nighthawk Radiology Holdings, Inc. (since 3/04).

36

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2006 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 11/89	Vice President, Macomb Community College (since 7/01); Dean, Macomb Community College (since 9/97).	25	None

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	25	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company) (since 5/05).

37

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2006 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 47	Trustee(3)	Indefinite; since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	24	Taubman Centers, Inc. (since 1/97).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 50	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	25	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04); LMS Medical Systems (health care technology company) (since 1/06).

38

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2006 (continued)

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Interested Trustee

Michael T. Monahan(4) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 67	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99).	25	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MSTII only.

(4)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica Incorporated, the indirect parent company of the Advisor. Mr. Monahan also receives retirement and health benefits from Comerica Incorporated.

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Executive Officers

John S. Adams 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	President & Principal Executive Officer	through 2/07; since 4/06	President and Chief Investment Officer of Munder Capital Management (investment advisor) (since 3/06); President and Chief Investment Officer of Pierce Street Advisors, LLC (investment advisor) (since 3/06); Managing Director and Chief Investment Officer, Equities of Munder Capital Management (12/04 to 3/06); Senior Portfolio Manager of Munder Capital Management (6/87 to 12/04).

Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/07; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); General Counsel of Munder Capital Management (7/00 to 2/05); Director of Diversified Strategy Hedge Fund, Ltd. (since 1/06).

39

Munder Small-Cap Value Fund

Notes to Financial Statements, June 30, 2006 (continued)

Term of
	Position(s) with	Office(1) and
	MFI, MFT and	Length of
Name, Address and Age	Framlington	Time Served(2)	Principal Occupation(s) During Past 5 Years

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 40	Vice President & Principal Financial Officer	through 2/07; since 2/01	Managing Director and Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05).

Chérie N. Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 37	Treasurer & Principal Accounting Officer	through 2/07; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

40

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Small-Cap Value Fund and Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Small-Cap Value Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the periods indicated therein, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Small-Cap Value Fund of Munder Series Trust at June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the periods indicated therein, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 11, 2006

41

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNSCV606

ANNUAL REPORT
June 30, 2006
Munder Small-Mid Cap Fund
Class A, B, C, K, R & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    I am delighted to provide you with information about some very positive developments at Munder Capital Management, the investment advisor to The Munder Funds. By mutual agreement with Comerica Incorporated, Munder Capital’s partner for over 10 years, the management team and employees of Munder Capital, along with Crestview Capital Partners, L.P. and Grail Partners, LLC, are buying Comerica’s ownership position in the firm. We anticipate that the transfer of ownership will be completed prior to year end.

    Because Munder Capital retained its own operational infrastructure throughout its partnership with Comerica, we expect the transition to independent ownership of Munder Capital to be seamless. Among the most important outcomes from Munder Capital’s perspective are the continuity in our people and processes, and the opportunity for increased employee ownership. We have always believed that employee ownership is the best way to align our interests with the interests of our clients, and to attract and retain talented professionals. This is a key outcome of the new ownership structure.

    As I hope you can tell from this letter, I am very pleased with this announcement because of its positive implications for both The Munder Funds and for the Munder Capital team. The investment advisory agreement between The Munder Funds and the newly structured Munder Capital Management has been approved by the Board of Trustees of The Munder Funds. In the coming weeks, shareholders of the Funds will receive materials requesting their approval of the investment advisory agreement, which will be sought through a proxy statement. I encourage you to exercise your right to vote your shares.

    Thank you for your confidence in The Munder Funds. We look forward to continuing to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
President and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
vi	Hypothetical and Total Returns
viii	Shareholder Fee Example
1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Statement of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
15	Notes to Financial Statements
31	Report of Independent Registered Public Accounting Firm

An investor should consider each Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about each investment company can be found in the Fund’s prospectus. To obtain a prospectus, please visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund invests in smaller and medium-sized company stocks, which are more volatile and less liquid than larger, more established company securities. A substantial portion of the Fund’s assets are invested in real estate-related securities, which are subject to special risks related to property tax rates, property values and borrower defaults.

    Fund holdings are subject to change and percentages shown below are based on net assets as of June 30, 2006. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of June 30, 2006, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the year ended June 30, 2006. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Robert Crosby, Tony Dong, Julie Hollinshead, Brian Matuszak, Andy Mui and John Richardson

    The Fund earned a return of 9.80% for the one year ended June 30, 2006, relative to the 13.30% return for the S&P 1000® Index, the 12.47% median return for the Lipper universe of mid-cap growth funds and the 13.22% median return for the Lipper universe of small-cap core funds. (The Fund is included in the Lipper mid-cap growth universe.)

    While the Fund had strong absolute performance for the year, benefiting from strength in small- and mid-cap stocks in general, it lagged its S&P 1000® benchmark. Relative strength in the health care, information technology and industrials sectors was offset by weakness in the financials, energy and consumer discretionary sectors. In addition, the large cash positions resulting from significant cash inflows during the Fund’s first months of operation had a negative impact on the Fund’s relative performance.

    Strength in the health care sector was broad-based. Some of the top contributors to the Fund’s relative performance included VCA Antech, Inc. (2.0% of the Fund), an operator of veterinary diagnostic laboratories and animal hospitals, Gilead Sciences, Inc. (2.0% of the Fund), a biotechnology company, and Hologic, Inc. (1.3% of the Fund), a provider of imaging systems serving women’s healthcare needs.

    Relative strength in the information technology sector was largely due to Diodes Incorporated (2.6% of the Fund) and FormFactor, Inc. (2.6% of the Fund), two semiconductor companies. Another strong contributor to the Fund’s relative performance in the information technology sector was j2 Global Communications, Inc. (3.3% of the Fund). The company provides messaging and communications services to individuals and businesses around the world.

    Key contributors to strength in the industrials sector included McDermott International, Inc. (2.0% of the Fund), Old Dominion Freight Line, Inc. (1.1% of the Fund) and American Commercial Lines Inc. (1.7% of the Fund). McDermott International provides marine construction and industrial engineering services, Old Dominion Freight Line provides motor carrier services in the U.S., and American Commercial Lines operates barges and towboats, as well as marine construction and repair facilities.

    Relative weakness in the financials sector was due largely to Universal American Financial Corp., an insurance stock, and Asset Acceptance Capital Corp., a company that purchases and collects on charged-off accounts receivable portfolios. Universal American Financial was eliminated from the Fund in November and Asset Acceptance Capital was sold in April. A number of real estate investment trusts (REITs), including American Home Mortgage Investment Corp. (1.0% of the Fund), KKR Financial Corp., which was sold from the Fund in November, and Newcastle Investment Corp. (0.8% of the Fund), also had a negative impact on relative returns.

iii

    In the energy sector, an overweight in Nordic American Tanker Shipping Limited, which was sold in November, had a negative impact on relative performance. Among consumer discretionary holdings, a number of homebuilders, including KB HOME (1.4% of the Fund), Standard Pacific Corporation and Pulte Homes, Inc. (0.7% of the Fund), contributed to the sector’s relative weakness. The position in Standard Pacific was sold in June. Tempur-Pedic International, Inc., which was eliminated from the Fund in September, also detracted from the relative performance in the consumer discretionary sector.

Index performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Standard and Poor’s (S&P) 1000® Index combines the S&P MidCap 400® Index and the S&P SmallCap 600® Index. The S&P MidCap 400® Index is a capitalization-weighted index that measures the performance of the mid-cap sector of the U.S. stock market. The S&P SmallCap 600® Index is a capitalization-weighted index that measures the performance of the small-cap sector of the U.S. stock market. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of mid-cap growth funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. The Lipper small-cap core funds universe data is being provided as supplemental information and the Fund is not a part of that universe. You cannot invest directly in a Lipper universe.

iv

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v

Hypothetical and Total Returns

The following graph represents the performance of the Class Y Shares of the Munder Small-Mid Cap Fund (the “Fund”) since the inception of the Fund. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Past performance is no guarantee of future results. Investment return and principal value of any investment will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder Small-Mid Cap Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Initial Investment

vi

	GROWTH OF A $10,000 INVESTMENT

					Lipper	Lipper
				S&P	Mid-Cap	Small-Cap
Class and	With		Without	1000®	Growth Funds	Core Funds
Inception Date	Load		Load	Index#	Median**	Median**

CLASS A (7/1/05)	$10,359	*	$10,960	$11,329	$11,245	$11,378
CLASS B (7/1/05)	10,380	†	10,880	11,329	11,245	11,378
CLASS C (7/1/05)	10,780	†	10,880	11,329	11,245	11,378
CLASS K (7/1/05)	N/A		10,960	11,329	11,245	11,378
CLASS R (7/1/05)	N/A		10,930	11,329	11,245	11,378
CLASS Y (7/1/05)	N/A		10,980	11,329	11,245	11,378

	AVERAGE ANNUAL TOTAL RETURNS

	One		One	Since		Since
Class and	Year		Year	Inception		Inception
Inception Date	w/load		w/out load	w/load		w/out load

CLASS A (7/1/05)	3.59%	*	9.60%	3.59%	*	9.60%
CLASS B (7/1/05)	3.80%†		8.80%	3.80%†		8.80%
CLASS C (7/1/05)	7.80%†		8.80%	7.80%†		8.80%
CLASS K (7/1/05)	N/A		9.60%	N/A		9.60%
CLASS R (7/1/05)	N/A		9.30%	N/A		9.30%
CLASS Y (7/1/05)	N/A		9.80%	N/A		9.80%

*	Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares.

†	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

#	The S&P 1000® Index combines the S&P MidCap 400® Index and the S&P SmallCap 600® Index and measures the performance of both the small-cap and mid-cap sectors of the U.S. equity market. Index since inception comparative returns for Class A, Class B, Class C, Class K, Class R, and Class Y Shares of the Fund are as of 7/1/05.

**	The Lipper Mid-Cap Growth Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper Inc. under the same investment objective as the Fund. The Lipper Small-Cap Core Funds Median represents the median performance of a universe of existing mutual funds that have an investment objective that is similar to that of the Fund, and is shown as supplemental information. Lipper since inception comparative returns for Class A, Class B, Class C, Class K, Class R, and Class Y Shares of the Fund are as of 7/1/05.

vii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

viii

    Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	1/1/06	6/30/06	1/1/06-6/30/06	Ratio

Actual
Class A	$1,000.00	$1,067.20	$7.43	1.45%
Class B	$1,000.00	$1,063.50	$11.26	2.20%
Class C	$1,000.00	$1,063.50	$11.26	2.20%
Class K	$1,000.00	$1,068.20	$7.44	1.45%
Class R	$1,000.00	$1,066.30	$8.71	1.70%
Class Y	$1,000.00	$1,068.10	$6.15	1.20%

Hypothetical
Class A	$1,000.00	$1,017.60	$7.25	1.45%
Class B	$1,000.00	$1,013.88	$10.99	2.20%
Class C	$1,000.00	$1,013.88	$10.99	2.20%
Class K	$1,000.00	$1,017.60	$7.25	1.45%
Class R	$1,000.00	$1,016.36	$8.50	1.70%
Class Y	$1,000.00	$1,018.84	$6.01	1.20%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

ix

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x

Munder Small-Mid Cap Fund

Portfolio of Investments, June 30, 2006

Shares		Value

COMMON STOCKS — 96.1%
Consumer Discretionary — 13.8%
Auto Components — 1.6%
11,045	Drew Industries Incorporated †	$357,858

Automobiles — 1.9%
8,760	Thor Industries, Inc.	424,422

Hotels Restaurants & Leisure — 1.8%
10,205	Penn National Gaming, Inc. †	395,750

Household Durables — 2.7%
4,695	Jarden Corporation †	142,963
6,845	KB HOME	313,843
5,130	Pulte Homes, Inc.	147,693

		604,499

Leisure Equipment & Products — 1.2%
6,450	Pool Corporation	281,413

Specialty Retail — 4.6%
7,735	GameStop Corporation, Class A †	324,870
7,166	Jos. A. Bank Clothiers, Inc. †	171,697
2,440	Tiffany & Co.	80,569
21,230	United Auto Group, Inc.	453,261

		1,030,397

Total Consumer Discretionary		3,094,339

Energy — 11.8%
Energy Equipment & Services — 5.6%
5,405	Helmerich & Payne, Inc.	325,705
7,200	National Oilwell Varco, Inc. †	455,904
10,555	Oil States International, Inc. †	361,826
3,400	Superior Energy Services, Inc. †	115,260

		1,258,695

Oil, Gas & Consumable Fuels — 6.2%
13,985	Cimarex Energy Co.	601,355
9,855	Southwestern Energy Company †	307,082
11,025	XTO Energy Inc.	488,076

		1,396,513

Total Energy		2,655,208

See Notes to Financial Statements.

1

Munder Small-Mid Cap Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Financials — 16.0%
Capital Markets — 2.7%
4,385	Affiliated Managers Group, Inc. †	$381,013
1,660	BlackRock, Inc.	231,022

		612,035

Commercial Banks — 0.9%
3,550	HDFC Bank Limited, ADR	193,652

Insurance — 5.0%
8,750	AmerUs Group Co.	512,312
8,227	Delphi Financial Group, Inc.	299,134
1,595	Hub International Limited	41,805
5,240	StanCorp Financial Group, Inc.	266,768

		1,120,019

Real Estate Investment Trusts (REITS) — 4.5%
6,185	American Home Mortgage Investment Corp.	227,979
5,125	Global Signal Inc.	237,390
7,665	LaSalle Hotel Properties	354,890
7,375	Newcastle Investment Corp.	186,735

		1,006,994

Thrifts & Mortgage Finance — 2.9%
6,200	Accredited Home Lenders Holding Co. †	296,422
8,165	PMI Group, Inc. (The)	363,996

		660,418

Total Financials		3,593,118

Health Care — 10.3%
Biotechnology — 2.6%
7,625	Gilead Sciences, Inc. †	451,095
3,360	Vertex Pharmaceuticals Incorporated †	123,345

		574,440

Health Care Equipment & Supplies — 1.3%
5,930	Hologic, Inc. †	292,705

Health Care Providers & Services — 5.9%
7,817	Coventry Health Care, Inc. †	429,466
5,840	Laboratory Corporation of America Holdings †	363,423

See Notes to Financial Statements.

2

Shares		Value

Health Care (Continued)
Health Care Providers & Services (Continued)
2,640	Psychiatric Solutions, Inc. †	$75,663
14,310	VCA Antech, Inc. †	456,918

		1,325,470

Life Sciences Tools & Services — 0.5%
3,420	Nektar Therapeutics †	62,723
1,150	Techne Corporation †	58,558

		121,281

Total Health Care		2,313,896

Industrials — 16.4%
Aerospace & Defense — 2.5%
7,710	Ceradyne, Inc. †	381,568
2,455	L-3 Communications Holdings, Inc.	185,156

		566,724

Commercial Services & Supplies — 2.4%
6,050	Mobile Mini, Inc. †	177,023
5,600	Stericycle, Inc. †	364,560

		541,583

Construction & Engineering — 2.1%
9,795	EMCOR Group, Inc. †	476,723

Industrial Conglomerates — 2.0%
9,802	McDermott International, Inc. †	445,697

Machinery — 2.7%
5,620	Graco Inc.	258,408
7,285	Oshkosh Truck Corporation	346,183

		604,591

Marine — 1.7%
6,205	American Commercial Lines Inc. †	373,851

Road & Rail — 1.1%
6,817	Old Dominion Freight Line, Inc. †	256,251

See Notes to Financial Statements.

3

Munder Small-Mid Cap Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials (Continued)
Trading Companies & Distributors — 1.9%
13,922	Beacon Roofing Supply, Inc. †	$306,423
7,125	Rush Enterprises, Inc., Class A †	129,461

		435,884

Total Industrials		3,701,304

Information Technology — 20.1%
Computers & Peripherals — 1.2%
6,890	Logitech International S.A., ADR †	267,194

Electronic Equipment & Instruments — 0.8%
12,250	Cogent, Inc. †	184,608

Information Technology Services — 5.1%
6,455	Cognizant Technology Solutions Corporation, Class A †	434,874
13,610	SRA International, Inc. †	362,434
12,000	Wright Express Corporation †	344,880

		1,142,188

Internet Software & Services — 6.0%
3,600	Akamai Technologies, Inc. †	130,284
10,825	aQuantive, Inc. †	274,197
23,960	j2 Global Communications, Inc. †	748,031
10,970	TOM Online, Inc., ADR †	211,721

		1,364,233

Semiconductors & Semiconductor Equipment — 6.2%
13,980	Diodes Incorporated †	579,331
13,360	FormFactor, Inc. †	596,257
9,100	Veeco Instruments Inc. †	216,944

		1,392,532

Software — 0.8%
3,905	NAVTEQ Corporation †	174,475

Total Information Technology		4,525,230

Materials — 4.0%
Chemicals — 1.5%
8,950	Airgas, Inc.	333,387

See Notes to Financial Statements.

4

Shares		Value

Materials (Continued)
Construction Materials — 2.5%
6,000	Florida Rock Industries, Inc.	$298,020
10,885	Headwaters Incorporated †	278,221

		576,241

Total Materials		909,628

Telecommunication Services — 0.6%
Wireless Telecommunication Services — 0.6%
2,400	NII Holdings, Inc. †	135,312

Utilities — 3.1%
Electric Utilities — 0.7%
2,300	Entergy Corporation	162,725

Gas Utilities — 2.4%
12,815	Equitable Resources, Inc.	429,303
2,460	New Jersey Resources Corporation	115,079

		544,382

Total Utilities		707,107

TOTAL COMMON STOCKS
(Cost $20,950,457)		21,635,142

INVESTMENT COMPANY SECURITIES — 2.7%
Financials — 1.3%
Capital Markets — 1.3%
8,935	American Capital Strategies, Ltd.	299,144

Multi-Sector — 1.4%
Multi-Industry — 1.4%
1,815	iShares S&P® SmallCap 600 Index Fund	112,711
1,430	Midcap SPDRTM Trust, Series 1	199,013

		311,724

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $621,388)	610,868

See Notes to Financial Statements.

5

Munder Small-Mid Cap Fund

Portfolio of Investments, June 30, 2006 (continued)

		Value

TOTAL INVESTMENTS
(Cost $21,571,845)	98.8%	$22,246,010
OTHER ASSETS AND LIABILITIES (Net)	1.2	259,750

NET ASSETS	100.0%	$22,505,760

†	Non-income producing security.

ABBREVIATION:

ADR — American Depositary Receipt

See Notes to Financial Statements.

6

[This Page Intentionally Left Blank]

7

Munder Small-Mid Cap Fund

Statement of Assets and Liabilities, June 30, 2006

ASSETS:
Investments, at value (see accompanying schedule)	$22,246,010
Cash	35,660
Dividends receivable	17,559
Receivable from Advisor	32,641
Receivable for Fund shares sold	241,189
Prepaid expenses and other assets	71,419

Total Assets	22,644,478

LIABILITIES:
Payable for Fund shares redeemed	9,268
Payable for investment securities purchased	24,624
Investment advisory fees payable	12,858
Transfer agency/record keeping fees payable	28,161
Trustees’ fees and expenses payable	11,640
Administration fees payable	7,939
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	7,133
Custody fees payable	7,120
Shareholder servicing fees payable — Class K Shares	7
Accrued expenses and other payables	29,968

Total Liabilities	138,718

NET ASSETS	$22,505,760

Investments, at cost	$21,571,845

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated net investment loss	$(5,582)
Accumulated net realized loss on investments sold	(350,626)
Net unrealized appreciation of investments	674,165
Paid-in capital	22,187,803

$22,505,760

NET ASSETS:
Class A Shares	$12,404,665

Class B Shares	$1,036,597

Class C Shares	$5,127,136

Class K Shares	$36,521

Class R Shares	$56,901

Class Y Shares	$3,843,940

SHARES OUTSTANDING:
Class A Shares	1,131,651

Class B Shares	95,307

Class C Shares	471,363

Class K Shares	3,333

Class R Shares	5,207

Class Y Shares	349,961

CLASS A SHARES:
Net asset value and redemption price per share	$10.96

Maximum sales charge	5.50%
Maximum offering price per share	$11.60

CLASS B SHARES:
Net asset value and offering price per share*	$10.88

CLASS C SHARES:
Net asset value and offering price per share*	$10.88

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$10.96

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$10.93

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$10.98

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Small-Mid Cap Fund

Statement of Operations, For the Year Ended June 30, 2006(a)

INVESTMENT INCOME:
Interest	$7,201
Dividends(b)	91,787

Total Investment Income	98,988

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	13,107
Class B Shares	4,951
Class C Shares	22,368
Class R Shares	205
Shareholder servicing fees:
Class K Shares	88
Administration fees	89,363
Legal and audit fees	85,616
Custody fees	77,578
Investment advisory fees	73,138
Registration and filing fees	69,000
Transfer agency/record keeping fees	62,878
Trustees’ fees and expenses	28,855
Other	24,221

Total Expenses	551,368
Expenses reimbursed by Advisor	(393,788)

Net Expenses	157,580

NET INVESTMENT LOSS	(58,592)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss from security transactions	(351,087)
Net change in unrealized appreciation/(depreciation) of securities	674,165

Net realized and unrealized gain on investments	323,078

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$264,486

(a)	The Fund commenced operations on July 1, 2005.

(b)	Net of foreign withholding taxes of $33.

See Notes to Financial Statements.

10

Munder Small-Mid Cap Fund

Statement of Changes in Net Assets

Year Ended
June 30, 2006(a)

Net investment loss	$(58,592)
Net realized loss from security transactions	(351,087)
Net change in unrealized appreciation/(depreciation) of securities	674,165

Net increase in net assets resulting from operations	264,486
Net increase in net assets from Fund share transactions:
Class A Shares	12,307,209
Class B Shares	1,020,136
Class C Shares	5,072,431
Class K Shares	33,680
Class R Shares	54,497
Class Y Shares	3,751,692
Short-term trading fees	1,629

Net increase in net assets	22,505,760
NET ASSETS
Beginning of year	—
End of year	$22,505,760

Accumulated net investment loss	$(5,582)

(a)	The Fund commenced operations on July 1, 2005.

See Notes to Financial Statements.

11

Munder Small-Mid Cap Fund

Statement of Changes in Net Assets — Capital Stock Activity

Year Ended
June 30, 2006(a)

Amount
Class A Shares:
Sold	$13,168,801
Redeemed	(861,592)

Net increase	$12,307,209

Class B Shares:
Sold	$1,083,204
Redeemed	(63,068)

Net increase	$1,020,136

Class C Shares:
Sold	$5,163,781
Redeemed	(91,350)

Net increase	$5,072,431

Class K Shares:
Sold	$33,680

Net increase	$33,680

Class R Shares:
Sold	$54,497

Net increase	$54,497

Class Y Shares:
Sold	$4,389,492
Redeemed	(637,800)

Net increase	$3,751,692

(a)	The Fund commenced operations on July 1, 2005.

See Notes to Financial Statements.

12

Year Ended
June 30, 2006(a)

Shares
Class A Shares:
Sold	1,215,858
Redeemed	(84,207)

Net increase	1,131,651

Class B Shares:
Sold	101,195
Redeemed	(5,888)

Net increase	95,307

Class C Shares:
Sold	480,246
Redeemed	(8,883)

Net increase	471,363

Class K Shares:
Sold	3,333

Net increase	3,333

Class R Shares:
Sold	5,207

Net increase	5,207

Class Y Shares:
Sold	407,482
Redeemed	(57,521)

Net increase	349,961

(a)	The Fund commenced operations on July 1, 2005.

See Notes to Financial Statements.

13

Munder Small-Mid Cap Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares	B Shares	C Shares	K Shares	R Shares	Y Shares

	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	6/30/06(c)	6/30/06(c)	6/30/06(c)	6/30/06(c)	6/30/06(c)	6/30/06(c)

Net asset value, beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00

Income/(loss) from investment operations:
Net investment loss	(0.05)	(0.13)	(0.13)	(0.05)	(0.07)	(0.02)
Net realized and unrealized gain on investments	1.01	1.01	1.01	1.01	1.00	1.00

Total from investment operations	0.96	0.88	0.88	0.96	0.93	0.98

Short-term trading fees	0.00 (d)	0.00 (d)	0.00 (d)	0.00 (d)	0.00 (d)	0.00 (d)

Net asset value, end of period	$10.96	$10.88	$10.88	$10.96	$10.93	$10.98

Total return (b)	9.60%	8.80%	8.80%	9.60%	9.30%	9.80%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$12,405	$1,037	$5,127	$37	$57	$3,844
Ratio of operating expenses to average net assets	1.45%	2.20%	2.20%	1.45%	1.70%	1.20%
Ratio of net investment loss to average net assets	(0.43)%	(1.18)%	(1.18)%	(0.43)%	(0.68)%	(0.18)%
Portfolio turnover rate	81%	81%	81%	81%	81%	81%
Ratio of operating expenses to average net assets without expense reimbursements	5.48%	6.23%	6.23%	5.48%	5.73%	5.23%

(a)	The Fund commenced operations on July 1, 2005.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

14

Munder Small-Mid Cap Fund

Notes to Financial Statements, June 30, 2006

1.	Organization

    As of June 30, 2006, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Small-Mid Cap Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or

15

Munder Small-Mid Cap Fund

Notes to Financial Statements, June 30, 2006 (continued)

exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

16

Munder Small-Mid Cap Fund

Notes to Financial Statements, June 30, 2006 (continued)

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. The Fund instructs the custodian to segregate assets with a current market value at least equal to the amount of its when-issued purchase commitments.

    Short-Term Trading (Redemption) Fees: During the year ended June 30, 2006, a short-term trading fee of 2% was assessed on certain redemptions of Fund shares made within 60 days of purchase as described in the Fund’s prospectus. The fee, which was retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statement of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

17

Munder Small-Mid Cap Fund

Notes to Financial Statements, June 30, 2006 (continued)

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its average daily net assets.

    Pursuant to a contract with the Fund, the Advisor agreed to reimburse certain expenses of the Fund. For the year ended June 30, 2006, such reimbursements totaled $393,788 and are reflected as expenses reimbursed by Advisor in the accompanying Statement of Operations.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the year ended June 30, 2006, the Advisor earned $89,363 before payment of sub-administration fees and $54,104 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2006, the Fund paid an annual effective rate of 0.9161% for administrative services.

    Comerica Incorporated (”Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis) as of June 30, 2006. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of

18

Munder Small-Mid Cap Fund

Notes to Financial Statements, June 30, 2006 (continued)

0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $0 for its administrative, record keeping and other related services provided to the Fund for the year ended June 30, 2006.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MSTII or @Vantage.

4.	Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the ”Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the ”Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B, Class C and Class R Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

19

Munder Small-Mid Cap Fund

Notes to Financial Statements, June 30, 2006 (continued)

    For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Distributor. No payments are made under the Plan with regard to Class Y Shares.

5.	Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $30,451,510 and $8,542,802, respectively, for the year ended June 30, 2006.

    At June 30, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $1,599,646, aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $1,018,019 and net appreciation for Federal income tax purposes was $581,627. At June 30, 2006, aggregate cost for Federal income tax purposes was $21,664,383.

6.	Revolving Line of Credit

    Effective December 14, 2005, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 13, 2006 on the daily amount of the unused commitment. During the year ended June 30, 2006, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2006, total commitment fees for the Fund were $55.

7.	Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund may utilize earnings and profits distributed to

20

Munder Small-Mid Cap Fund

Notes to Financial Statements, June 30, 2006 (continued)

shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    As determined on June 30, 2006, permanent differences resulting primarily from different book and tax accounting for net operating losses, return of capital and capital gain distributions from real estate investment trusts were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed	Undistributed
Net Investment	Net Realized	Paid-In
Income	Gain	Capital

$53,010	$461	$(53,471)

    At June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Post	Capital
October	Loss	Unrealized
Loss	Carryover	Appreciation	Total

$(216,588)	$(41,500)	$581,627	$323,539

    The differences between book and tax distributable earnings are primarily due to, wash sales, real estate investment trust basis adjustments and deferred trustees’ fees.

    As determined at June 30, 2006, the Fund had available for Federal income tax purposes $41,500 of unused capital losses which expire in 2014.

    Certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2005 and June 30, 2006 of $216,588.

9.	Tax Information (Unaudited)

    For the fiscal year ended June 30, 2006, the Fund designated approximately $91,820 pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.

10.	Subsequent Event (Unaudited)

    On August 4, 2006, the management team of the Advisor announced that it has partnered with Grail Partners, LLC and private equity firm Crestview Partners, L.P. to acquire Comerica’s controlling interest in the Advisor. If, as expected, the transaction closes, the Advisor’s current investment advisory agreement with the Fund will automatically terminate under applicable law at

21

Munder Small-Mid Cap Fund

Notes to Financial Statements, June 30, 2006 (continued)

the time of the closing. On August 22, 2006, the Board of Trustees of the Munder Funds approved a new investment advisory agreement with the Advisor subject to approval by shareholders of the Fund at a Special Meeting called for October 26, 2006. The new investment advisory agreement is expected to become effective on the date of the closing of the transaction.

11.	Quarterly Portfolio Schedule (Unaudited)

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12.	Proxy Voting Policies and Procedures (Unaudited)

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13.	Proxy Voting Record (Unaudited)

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

14.	Approval of Investment Advisory Agreement (Unaudited)

    The Advisor provides investment advisory services to the Fund under a Combined Investment Advisory Agreement dated June 13, 2003 and amended most recently as of May 16, 2006 (“Advisory Agreement”). On May 16, 2006, the Board of Trustees approved the continuation of the Advisory Agreement with respect to the Fund for an additional one-year period

22

Munder Small-Mid Cap Fund

Notes to Financial Statements, June 30, 2006 (continued)

commencing on July 1, 2006. In determining whether to approve the continuation of the Advisory Agreement, the Board requested, and received from the Advisor, the information that the Board believed to be reasonably necessary to reach its conclusion, including the information described below. Both in meetings specifically dedicated to renewal of the Advisory Agreement and in other meetings during the course of the year, the Board received materials relating to the services provided to the Munder Funds by the Advisor. In evaluating the Advisory Agreement, the Board conducted a review that was specifically focused upon the renewal of the Advisory Agreement, and relied upon their knowledge, resulting from their meetings throughout the year, of the Advisor, its services and the Munder Funds.

    The Board considered many factors in evaluating whether the Advisory Agreement and the fees provided therein with respect to the Fund should be continued for an additional one-year period. The Board was advised by legal counsel to the Munder Funds and the “Non-Interested Trustees” also were advised by their independent legal counsel with respect to their deliberations regarding the continuation of the Advisory Agreement. (A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act.)

    Among other factors, the Board requested, considered and evaluated information regarding:

    (a) The nature, extent and quality of the services provided by the Advisor to the Fund under the Advisory Agreement: With respect to this factor, the Board considered:

•	the qualifications of management of the Advisor and of persons providing portfolio management services to the Fund. In this regard, the Board was presented with detailed information concerning the Advisor’s efforts in hiring, promoting and retaining qualified investment personnel, including enhancements in the quality and depth in the Advisor’s investment, trading, and administrative services departments due to the recruiting and hiring of additional staff in 2005 and the promotion of employees from within the Advisor in 2005 and 2006, recent changes within key management positions at the Advisor, the Advisor’s personnel retention efforts, and the Advisor’s current intentions regarding future changes in its organizational structure;

23

Munder Small-Mid Cap Fund

Notes to Financial Statements, June 30, 2006 (continued)

•	the Advisor’s efforts in recent years and on an ongoing basis to:

(1)	enhance its research capabilities and make investments in compliance, fund accounting and other technologies relating to the Funds’ operations in order to improve their effectiveness and efficiencies of operations;

(2)	grow Fund assets through increased marketing efforts and a focus on asset retention;

(3)	focus on determining the reasonableness of the investment advisory fees for each of the Munder Funds and, as appropriate, to adjust its investment advisory fees (including through the addition of contractual fee breakpoints or reducing its advisory fees), although no such adjustments were made with respect to the Fund in the current period;

(4)	renegotiate the fee arrangements with certain of the other service providers for the Munder Funds in order to reduce the total expense ratios of the Munder Funds and their classes of shares, although no such reductions were made in the current period; and

(5)	seek to better allocate the costs of services across the Munder Funds;

•	the Advisor’s performance, both generally with respect to all the Munder Funds and more specifically with respect to the Fund, as further described below;

•	the information provided by the Advisor in its Form ADV and in response to a detailed series of questions submitted by counsel to the Munder Funds;

•	the terms of the Advisory Agreement; and

•	the general experience, business, operations and financial condition of the Advisor.

    Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the continuance of the Advisory Agreement.

    (b) The investment performance of the Fund and the Advisor: The Board considered that this Fund had only recently commenced operations and, as a result, it was too early to reach any conclusions on the Fund’s performance.

24

Munder Small-Mid Cap Fund

Notes to Financial Statements, June 30, 2006 (continued)

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund: The Board considered detailed information provided by the Advisor as to the costs and profitability of the Advisor over the 12 months ended on December 31, 2005 and projections by the Advisor as to the costs and profitability of the Advisor over the 12 months ending on December 31, 2006, with respect to all services provided by the Advisor and its affiliates to the Fund and based on certain stated assumptions. Based on these facts, the Board concluded that the costs of the Advisor’s services and the profitability of the Advisor under the Advisory Agreement were not unreasonable.

    (d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale: The Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Fund’s shareholders through appropriate mechanisms in the future. Based on these facts, the Board concluded that the Advisor’s efforts in this regard strongly supported approving continuance of the Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable funds: The Board considered the Fund’s advisory fees and total expenses as they compared to those of comparable funds identified by Lipper in the case of the advisory fee comparisons and to the funds included in the Fund’s respective Lipper category in the case of total expense comparisons. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) of the Fund’s Class A Shares in comparison to those of each comparable fund in the Fund’s Lipper peer group and in comparison to the average, median, high and low net effective advisory fees of the funds in the Fund’s Lipper peer group. The Board also received separate information prepared by Strategic Insight Mutual Fund Research and Consulting, LLC, a third-party data mutual fund provider, that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. Based on these facts, the Board concluded that the current advisory fee and total fee levels of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Fund: The Board considered the Advisor’s representation that, beyond

25

Munder Small-Mid Cap Fund

Notes to Financial Statements, June 30, 2006 (continued)

the fees earned by the Advisor and its affiliates for providing services to the Fund, the Advisor may benefit from its relationship with the Fund in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on these facts, the Board concluded that these additional benefits should not preclude approval of the continuance of the Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved the Advisory Agreement for an additional annual period commencing on July 1, 2006.

15. Trustees and Executive Officers (Unaudited)

    Information about the Trustees and Executive Officers of the Munder Funds as of June 30, 2006, including their business addresses, ages and principal

26

Munder Small-Mid Cap Fund

Notes to Financial Statements, June 30, 2006 (continued)

occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below.

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 58	Trustee and Chairman	Indefinite; Trustee since 2/93; Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (real estate investment operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (10/97 to 12/05).	25	Fieldstone Investment Corporation (since 11/03).

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 59	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/real estate/manufacturing company) (since 1991).	25	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	25	Nighthawk Radiology Holdings, Inc. (since 3/04).

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 11/89	Vice President, Macomb Community College (since 7/01); Dean, Macomb Community College (since 9/97).	25	None

27

Munder Small-Mid Cap Fund

Notes to Financial Statements, June 30, 2006 (continued)

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	25	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company)
(since 5/05).

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 47	Trustee(3)	Indefinite; Since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	24	Taubman Centers, Inc. (since 1/97).

28

Munder Small-Mid Cap Fund

Notes to Financial Statements, June 30, 2006 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 50	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	25	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04); LMS Medical Systems (health care technology company) (since 1/06).
Interested Trustee

Michael T. Monahan(4) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 67	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99).	25	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MSTII only.

(4)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica Incorporated, the indirect parent company of the Advisor. Mr. Monahan also receives retirement and health benefits from Comerica Incorporated.

29

Munder Small-Mid Cap Fund

Notes to Financial Statements, June 30, 2006 (continued)

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Executive Officers

John S. Adams 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	President & Principal Executive Officer	through 2/07; since 4/06	President and Chief Investment Officer of Munder Capital Management (investment advisor) (since 3/06); President and Chief Investment Officer of Pierce Street Advisors, LLC (investment advisor) (since 3/06); Managing Director and Chief Investment Officer, Equities of Munder Capital Management (12/04 to 3/06); Senior Portfolio Manager of Munder Capital Management
(6/87 to 12/04).

Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/07; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); General Counsel of Munder Capital Management (7/00 to 2/05); Director of Diversified Strategy Hedge Fund, Ltd.
(since 1/06).

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 40	Vice President & Principal Financial Officer	through 2/07; since 2/01	Managing Director and Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05).

Chérie N. Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 37	Treasurer & Principal Accounting Officer	through 2/07; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

30

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Small-Mid Cap Fund and Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Small-Mid Cap Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2006, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Small-Mid Cap Fund of Munder Series Trust at June 30, 2006, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 11, 2006

31

[This Page Intentionally Left Blank]

32

[This Page Intentionally Left Blank]

33

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNSMC606

ANNUAL REPORT
June 30, 2006
Munder Tax-Free
Money Market Fund
Class A, K & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    I am delighted to provide you with information about some very positive developments at Munder Capital Management, the investment advisor to The Munder Funds. By mutual agreement with Comerica Incorporated, Munder Capital’s partner for over 10 years, the management team and employees of Munder Capital, along with Crestview Capital Partners, L.P. and Grail Partners, LLC, are buying Comerica’s ownership position in the firm. We anticipate that the transfer of ownership will be completed prior to year end.

    Because Munder Capital retained its own operational infrastructure throughout its partnership with Comerica, we expect the transition to independent ownership of Munder Capital to be seamless. Among the most important outcomes from Munder Capital’s perspective are the continuity in our people and processes, and the opportunity for increased employee ownership. We have always believed that employee ownership is the best way to align our interests with the interests of our clients, and to attract and retain talented professionals. This is a key outcome of the new ownership structure.

    As I hope you can tell from this letter, I am very pleased with this announcement because of its positive implications for both The Munder Funds and for the Munder Capital team. The investment advisory agreement between The Munder Funds and the newly structured Munder Capital Management has been approved by the Board of Trustees of The Munder Funds. In the coming weeks, shareholders of the Funds will receive materials requesting their approval of the investment advisory agreement, which will be sought through a proxy statement. I encourage you to exercise your right to vote your shares.

    Thank you for your confidence in The Munder Funds. We look forward to continuing to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
President and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Shareholder Fee Example
iv	Investment Allocation
1	Portfolio of Investments
14	Statement of Assets and Liabilities
16	Statement of Operations
17	Statements of Changes in Net Assets
18	Statements of Changes in Net Assets — Capital Stock Activity
20	Financial Highlights
23	Notes to Financial Statements
39	Report of Independent Registered Public Accounting Firm

An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain a prospectus, please visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

ii

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	1/1/06	6/30/06	1/1/06-6/30/06	Ratio

Actual
Class A	$1,000.00	$1,012.40	$3.64	0.73%
Class K	$1,000.00	$1,012.10	$3.89	0.78%
Class Y	$1,000.00	$1,012.90	$3.19	0.64%

Hypothetical
Class A	$1,000.00	$1,021.17	$3.66	0.73%
Class K	$1,000.00	$1,020.93	$3.91	0.78%
Class Y	$1,000.00	$1,021.62	$3.21	0.64%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

iii

Munder Tax-Free Money Market Fund

Investment Allocation, June 30, 2006

    Fund holdings are subject to change and percentages shown below are based on net assets as of June 30, 2006. The following pie chart illustrates the allocation of the Fund’s investments by maturity. A complete list of holdings as of June 30, 2006 is contained in the Portfolio of Investments, which begins on the following page. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

iv

Munder Tax-Free Money Market Fund

Portfolio of Investments, June 30, 2006

Principal
Amount		Value

TAX-EXEMPT COMMERCIAL PAPER — 7.4%
Minnesota — 1.7%
$3,000,000	City of Rochester, Minnesota, Series 2000-B, 3.300% due 07/07/2006 (c)	$3,000,000

Pennsylvania — 1.7%
3,000,000	Delaware County Industrial Development Authority, Pollution Control Revenue Refunding Bonds, Series 2001-A, (Wachovia Bank, N.A., LOC), 3.550% due 08/03/2006	3,000,000

Tennessee — 0.6%
1,000,000	Tennessee State Tax Exempt, Series 1997-A, 3.430% due 07/05/2006	1,000,000

Texas — 1.7%
1,000,000	San Antonio, Texas, Electric & Gas, Series A, 3.480% due 07/18/2006	1,000,000
2,000,000	Texas Public Financing Authority, Series 02-A, 3.550% due 08/03/2006	2,000,000

		3,000,000

Washington — 1.7%
3,000,000	King County, Washington, Sewer Revenue, Series A, (Bayerische Landesbank, LOC), 3.170% due 07/05/2006	3,000,000

TOTAL TAX-EXEMPT COMMERCIAL PAPER
(Cost $13,000,000)		13,000,000
MUNICIPAL BONDS AND NOTES — 91.4%
Alabama — 1.9%
2,000,000	Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue, Infirmary Health System, Series A, (Bank of Nova Scotia, LOC), 3.970% due 02/01/2040 (a)	2,000,000
1,400,000	Mobile Alabama Industrial Development Board Dock & Wharf Revenue, Refunding, Holnam Incorporated Project, Series A, (Bayerische Landesbank, LOC), 3.950% due 06/01/2032 (a)	1,400,000

		3,400,000

See Notes to Financial Statements.

1

Munder Tax-Free Money Market Fund

Portfolio of Investments, June 30, 2006 (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
Alaska — 1.7%
$3,000,000	Alaska State, GO, Series A, (FSA Insured), 5.250% due 08/01/2006	$3,005,625

Arizona — 4.4%
2,000,000	Apache County, Arizona, Industrial Development Authority, Industrial Development Revenue, Tucson Electric Power, Series 83-A, (Credit Suisse, LOC), 3.930% due 12/15/2018 (a)	2,000,000
2,000,000	Arizona Health Facilities Authority Revenue, Arizona Voluntary Hospital Federation, Series B, (Citibank N.A.), (FGIC Insured), 3.970% due 10/01/2015 (a)	2,000,000
3,750,000	Pima County, Arizona, Industrial Development Authority, (Tucson Electric), (Bank of New York, LOC), 4.000% due 12/01/2022 (a)	3,749,985

		7,749,985

California — 2.2%
1,900,000	Santa Clara County, California, El Camino Hospital District, Hospital Facilities Authority Revenue, Aces Lease Valley Medical Center Project, Series A, (State Street Bank & Trust Co., LOC), 3.900% due 08/01/2015 (a)	1,900,000
2,000,000	Westminster California School District, Certificate Participation, Series A, (Union Bank of California N.A., LOC), 3.950% due 12/01/2034 (a)	2,000,000

		3,900,000

Colorado — 4.0%
	Colorado Educational & Cultural Facilities Authority Revenue:
1,250,000	Denver Art Museum Project, (Wells Fargo N.A., LOC), 3.970% due 01/01/2034 (a)	1,250,000
2,000,000	National Jewish Federal Bond PG B-4, (National City Bank, LOC), 4.030% due 12/01/2035 (a)	2,000,000
1,090,000	National Jewish Federal Bond PG B-3, (National City Bank, LOC), 4.030% due 12/01/2034 (a)	1,090,000

See Notes to Financial Statements.

2

Principal
Amount		Value

Colorado (Continued)
$1,150,000	Colorado Health Facilities Authority Revenue, Refunding, Hospital NCMC Incorporated Project, (FSA Insured), (Keybank N.A., SPA), 3.950% due 05/15/2024 (a)	$1,150,000
1,500,000	Colorado Housing & Finance Authority Revenue, Refunding, Multifamily Housing Grant A, (Wells Fargo Bank N.A, LOC), 3.970% due 05/01/2019 (a)	1,500,000

		6,990,000

Delaware — 0.9%
1,610,000	Kent County Delaware Student Housing Revenue, Delaware State University Student Housing B, (Wachovia Bank N.A., LOC), 3.980% due 07/01/2036 (a)	1,610,000

District Of Columbia — 1.1%
2,000,000	District of Columbia Revenue, Hospital For Sick Children, (SunTrust Bank, LOC), 3.990% due 01/01/2035 (a)	2,000,000

Florida — 2.9%
2,995,000	Dade County, Florida, Water & Sewer Systems Revenue, (FGIC Insured), (Lloyds TSB Bank, SPA), 3.950% due 10/05/2022 (a)	2,995,000
2,000,000	Hillsborough County Florida Utilities Revenue, Refunding, Junior Lien, (AMBAC Insured), 5.000% due 08/01/2006	2,002,455

		4,997,455

Georgia — 5.3%
2,000,000	Cobb County Georgia School District, Short Term Notes, GO 4.500% due 12/29/2006	2,009,433
1,925,000	Cobb County, Georgia, Development Authority Revenue, North Cobb Christian School, Series A, (Branch Banking & Trust, LOC), 4.010% due 03/01/2022 (a)	1,925,000

See Notes to Financial Statements.

3

Munder Tax-Free Money Market Fund

Portfolio of Investments, June 30, 2006 (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
Georgia (Continued)
	De Kalb Private Hospital, Hospital Authority, Georgia, Revenue Anticipation Certificates:
$1,400,000	Egleston Children’s Hospital, Series A (SunTrust Bank, Atlanta, LOC), 3.970% due 03/01/2024 (a)	$1,400,000
1,000,000	ESR Childrens Health, Series B, (SunTrust Bank, LOC), 3.970% due 12/01/2028 (a)	1,000,000
3,000,000	Metropolitan Atlanta Rapid Transit Authority Georgia Sales Tax Revenue, Series B, (Bayerische Landesbank, Westdeutsche Landesbank, LOC), 3.950% due 07/01/2025 (a)	3,000,000

		9,334,433

Idaho — 1.1%
2,000,000	Idaho Housing & Finance Association, Nonprofit Facilities Revenue, Multiple Mode Community School Project, (Bank of New York, LOC), 3.970% due 08/01/2035 (a)	2,000,000

Illinois — 9.5%
	City of Chicago IL:
2,700,000	Neighborhoods Alive, Series 21-B, GO (MBIA Insured), (Lloyds TSB Bank, SPA), 3.980% due 01/01/2037 (a)	2,700,000
2,180,000	Water Revenue (Bank One N.A., LOC), 3.950% due 11/01/2030 (a)	2,180,000
3,500,000	Illinois Development Finance Authority Revenue, Adjusted World Communications, Inc., (Lasalle Bank, N.A., LOC), 4.040% due 08/01/2015 (a)	3,500,000
1,700,000	Illinois Educational Facilities Authority Revenue, Field Museum National History, (Northern Trust Company, LOC), 4.040% due 11/01/2025 (a)	1,700,000
1,000,000	Illinois Educational Facilities Authority Revenues, Refunding, DePaul University, (AMBAC Insured), ETM, 6.000% due 10/01/2006	1,006,086
1,000,000	Illinois Health Facilities Authority Revenue, Revolving Fund Pooled- B, (Bank of America, N.A., LOC), 4.000% due 08/01/2020 (a)	1,000,000

See Notes to Financial Statements.

4

Principal
Amount		Value

Illinois (Continued)
$3,305,000	Illinois State Toll Highway Authority, Toll Highway Priority Revenue, Refunding, Series B, (MBIA Insured), (Societe Generale, LOC), 3.950% due 01/01/2010 (a)	$3,305,000
1,400,000	Schaumburg, Illinois, GO, Series A, (Northern Trust Company, SPA), 3.980% due 12/01/2013 (a)	1,400,000

		16,791,086

Indiana — 2.3%
1,000,000	Goshen Indiana Economic Development Revenue, Goshen College Project, (Bank One Indiana N.A., LOC), 4.000% due 10/01/2037 (a)	1,000,000
1,870,000	Indiana Health Facility Financing Authority Hospital Revenue, Community Hospitals Project, Series B, (Bank of America N.A., LOC), 4.000% due 07/01/2028 (a)	1,870,000
1,180,000	Indiana State Finance Authority Environmental Revenue, Refunding, Improvement ISPAT Inland Inc., (Royal Bank of Scotland, LOC), 3.950% due 06/01/2035 (a)	1,180,000

		4,050,000

Kansas — 1.1%
1,000,000	City of Lawrence, Kansas, Temporary Notes, GO, Series 2005-I, 4.000% due 10/01/2006	1,001,924
1,000,000	Wamego, Kansas, Pollution Control Revenue, Refunding, Utilicorp United Inc. Project, (Bank One Chicago, N.A., LOC), 4.040% due 03/01/2026 (a)	1,000,000

		2,001,924

Kentucky — 0.6%
1,065,000	Jefferson County, Kentucky, GO, Refunding, Series A, 5.000% due 08/15/2006	1,067,003

See Notes to Financial Statements.

5

Munder Tax-Free Money Market Fund

Portfolio of Investments, June 30, 2006 (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
Massachusetts — 6.7%
	Massachusetts State Development Finance Agency:
$3,275,000	Bartlett School, (TD Banknorth N.A., LOC), 3.980% due 03/01/2036 (a)	$3,275,000
2,940,000	Charles River School, (Citizens Bank of MA, LOC), 3.950% due 10/01/2032 (a)	2,940,000
	Massachusetts State Water Resources Authority:
2,945,000	Multi-Model Subordinated General, Series B, (AMBAC Insured), (Scotiabank, SPA), 3.980% due 04/01/2028 (a)	2,945,000
1,700,000	Refunding, General Multi-Modal Subordinated, Series C, (Bayerische Landesbank, SPA), (FGIC Insured), 3.980% due 08/01/2037 (a)	1,700,000
1,000,000	Massachusetts State, GO, Consolidated Loan, Series B, 4.000% due 08/01/2006	1,000,501

		11,860,501

Michigan — 3.8%
1,000,000	Michigan Municipal Bond Authority Revenue, Clean Water Revolving Fund, ETM, 5.250% due 10/01/2006	1,003,718
1,000,000	Michigan State Hospital Finance Authority Revenue, North Ottawa Care Center Incorporated, (National City Bank Midwest, LOC), 3.990% due 05/01/2036 (a)	1,000,000
	Michigan State Strategic Fund Limited Obligation Revenue:
1,000,000	Grand Rapids Art Museum A, (Lasalle Bank Midwest, LOC), 3.970% due 05/01/2041 (a)	1,000,000
1,600,000	Roeper School Project, (Standard Federal Bank, LOC), 3.980% due 05/01/2032 (a)	1,600,000
2,000,000	Michigan State, GO, Series A, 4.500% due 09/29/2006	2,005,950

		6,609,668

Minnesota — 1.7%
3,000,000	Minnesota State, GO, 6.000% due 11/01/2006	3,027,541

See Notes to Financial Statements.

6

Principal
Amount		Value

Mississippi — 1.2%
$1,100,000	Mississippi Development Bank Special Obligation, East Mississippi Correction Facility, Series A, (Royal Bank of Canada, SPA), (FGIC Insured), 3.970% due 08/01/2017 (a)	$1,100,000
1,000,000	Mississippi State, GO, Series E, 5.375% due 09/01/2011, Pre-refunded 09/01/2006	1,003,169

		2,103,169

Missouri — 1.7%
3,000,000	Missouri State Highways & Transit Commission, Multi-Modal, Third Lien, Series B-1, (State Street Bank & Trust Co., LOC), 3.950% due 05/01/2015 (a)	3,000,000

Nevada — 1.8%
1,675,000	Clark County, Nevada, GO, Refunding, Hospital Improvement, (MBIA Insured), 5.000% due 09/01/2006	1,678,863
1,400,000	Nevada State, GO, Capital Improvement, Series A, 5.000% due 05/15/2014, Pre-refunded 11/15/2006	1,407,967

		3,086,830

New Mexico — 2.1%
1,435,000	Albuquerque New Mexico Municipal School District No 012, GO, Refunding, 5.000% due 08/01/2006	1,436,762
1,000,000	New Mexico State, Tax & Revenue Anticipation Notes 4.500% due 06/29/2007 (b)	1,007,050
1,300,000	Santa Fe County, New Mexico, GO, Series A, (AMBAC Insured), 5.500% due 07/01/2006	1,300,000

		3,743,812

New York — 1.1%
2,000,000	City of New York, New York, GO, Sub-Series H-2, (Dexia Credit Local, LOC), 3.930% due 01/01/2036 (a)	2,000,000

See Notes to Financial Statements.

7

Munder Tax-Free Money Market Fund

Portfolio of Investments, June 30, 2006 (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
North Carolina — 4.1%
$2,000,000	Charlotte, North Carolina, Water & Sewer System Revenue, 5.250% due 12/01/2021, Pre-refunded 12/01/2006	$2,053,040
1,040,000	Greensboro, North Carolina, Public Improvement, (Bank of America, N.A., SPA), 4.000% due 04/01/2019 (a)	1,040,000
1,460,000	North Carolina Medical Care Facilities Revenue, Rutherford Hospital, Inc. Project (Branch Banking & Trust, LOC), 4.010% due 09/01/2021 (a)	1,460,000
1,635,000	North Carolina Medical Care, Community Hospital Revenue, J. Arthur Dosher Memorial Hospital, (Branch Banking & Trust, LOC), 4.010% due 05/01/2018 (a)	1,635,000
1,000,000	North Carolina State Water and Sewer System Revenue, (Bank of America, N.A., LOC), 4.000% due 09/01/2025 (a)	1,000,000

		7,188,040

Ohio — 4.1%
1,485,000	Akron Bath Copley, Ohio, Joint Township Hospital District Revenue, Hospital Facilities, Summa Health Systems, Series B, (Bank One, N.A., LOC), 3.990% due 11/01/2034 (a)	1,485,000
1,825,000	Franklin County, Ohio, Hospital Revenue, Refunding U.S. Health Corp., Series B, (Citibank, N.A., LOC), 3.960% due 12/01/2020 (a)	1,825,000
925,000	Middleburg Heights, Ohio, Hospital Revenue, Southwest General Health, (Fifth Third Bank, LOC), 3.980% due 08/15/2022 (a)	925,000
1,690,000	Montgomery County, Ohio, Society Saint Vincent DePaul, (National City Bank, LOC), 4.000% due 12/01/2010 (a)	1,690,000
1,300,000	Strongsville, Ohio, GO, 5.900% due 12/01/2015, Pre-refunded 12/01/2006	1,339,970

		7,264,970

See Notes to Financial Statements.

8

Principal
Amount		Value

Oregon — 1.9%
$3,370,000	Oregon State Health Housing Educational & Cultural Facilities Authority, (Assumption Village Project, Series A), (Keybank, N.A., LOC), 3.990% due 03/01/2033 (a)	$3,370,000

Pennsylvania — 3.7%
1,500,000	Allegheny County Pennsylvania Hospital Development Authority Revenue, Aces Presbyterian University Hospital B3, (Bank One N.A., LOC), 4.000% due 03/01/2018 (a)	1,500,000
2,000,000	Luzerne County Industrial Development Authority Lease Revenue, (PNC Bank N.A., LOC), 3.990% due 11/01/2026 (a)	2,000,000
3,000,000	Westmoreland County Industrial Development Authority, Refunding, Thermal Series A, (PNC Bank N.A., LOC), 3.990% due 12/01/2024 (a)	3,000,000

		6,500,000

Tennessee — 1.5%
1,500,000	Metropolitan Nashville Airport Authority, Tennessee Airport Revenue, Refunding, Improvement, (FGIC Insured), (Societe Generale, LOC), 3.970% due 07/01/2019 (a)	1,500,000
1,200,000	Montgomery County, Tennessee, Public Building Authority, Pooled Financing Revenue, Tennessee County Loan Pool, (Bank of America, LOC), 4.050% due 07/01/2034 (a)	1,200,000

		2,700,000

Texas — 5.2%
1,600,000	Bowie County Texas Industrial Development Corporation Revenue, Texarkana Newspapers Incorporated, (Bank of New York, LOC), 4.000% due 11/01/2025 (a)	1,600,000
1,000,000	Harris County Texas, Tax Anticipation Notes, GO 4.500% due 02/28/2007	1,006,462

See Notes to Financial Statements.

9

Munder Tax-Free Money Market Fund

Portfolio of Investments, June 30, 2006 (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
Texas (Continued)
$1,495,000	Hays Tex Consolidated Independent School District, ETM, (PSFG Insured), 5.500% due 08/15/2006	$1,499,252
2,000,000	Houston, Texas, Tax & Revenue Anticipation Notes 4.500% due 06/29/2007 (b)	2,015,140
3,000,000	Texas State, Tax & Revenue Anticipation Notes, GO, 4.500% due 08/31/2006	3,007,300

		9,128,154

Utah — 3.1%
900,000	Duchesne School District, Utah, Building Authority Lease Revenue, (U.S. Bank, N.A., LOC), 4.020% due 06/01/2021 (a)	900,000
3,000,000	Emery County, Utah, Pollution Control Revenue, Refunding, Pacificorp Project, (BNP Paribas, LOC), 4.000% due 07/01/2015 (a)	3,000,000
1,500,000	Intermountain Power Agency Utah Power Supply Revenue, Refunding, Series B, MBIA Insured, 6.000% due 07/01/2016, Pre-refunded 07/01/2006	1,530,000

		5,430,000

Washington — 3.9%
2,000,000	King County Washington, Bond Anticipation Notes, GO Series B, 4.500% due 11/01/2006 (c)	2,006,447
1,000,000	University of Washington, University Revenues, General Series B, (AMBAC Insured), (Bank of America N.A., SPA), 3.950% due 12/01/2036 (a)	1,000,000
2,620,000	Washington State Public Power Supply System Project Number 2, Electric Revenue, Refunding, Series 2A-1, (MBIA Insured), (Credit Suisse, SPA), 3.950% due 07/01/2012 (a)	2,620,000
1,250,000	Washington State, GO, Series C, 5.000% due 01/01/2007	1,260,745

		6,887,192

See Notes to Financial Statements.

10

Principal
Amount		Value

West Virginia — 1.1%
$1,865,000	West Virginia State Hospital Finance Authority Revenue, Refunding, Pallottine Health A-1, (Fifth Third Bank, LOC), 3.980% due 10/01/2033 (a)	$1,865,000

Wisconsin — 1.9%
1,000,000	Monona Grove Wisconsin School District, Bond Anticipation Notes, GO 4.320% due 12/01/2006	1,003,159
1,000,000	Racine, Wisconsin, Unified School District, Tax and Revenue Anticipation Notes, 4.000% due 07/14/2006	1,000,177
1,265,000	Wisconsin State Health & Educational Facilities Authority Revenue, Goodwill Industries, North Central, (Wells Fargo Bank N.A., LOC), 3.970% due 11/01/2025 (a)	1,265,000

		3,268,336

Wyoming — 1.8%
3,130,000	Sweetwater County, Wyoming, Pollution Control Revenue, Refunding, Pacificorp Project B, (Barclays Bank PLC, LOC), 4.050% due 01/01/2014 (a)	3,130,000

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $161,060,724)		161,060,724

Shares

INVESTMENT COMPANY SECURITIES — 2.4%
3,825,883	Dreyfus Tax Exempt Cash Management Fund	3,825,883
331,381	Valiant Tax Exempt Money Market Fund	331,381

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $4,157,264)		4,157,264

TOTAL INVESTMENTS
(Cost $178,217,988)	101.2%	178,217,988
OTHER ASSETS AND LIABILITIES (Net)	(1.2)	(2,102,380)

NET ASSETS	100.0%	$176,115,608

(a)	Variable rate security. The interest rate shown reflects the rate in effect as of June 30, 2006.

(b)	Security purchased on a when-issued basis (see Notes to Financial Statements, Note 2).

(c)	Security pledged as collateral for when-issued purchase commitments.

See Notes to Financial Statements.

11

Munder Tax-Free Money Market Fund

Portfolio of Investments, June 30, 2006 (continued)

ABBREVIATIONS:

AMBAC — American Municipal Bond Assurance Corporation
ETM   — Escrowed to Maturity
FGIC   — Federal Guaranty Insurance Corporation
FSA   — Financial Security Assurance
GO    — General Obligation Bonds
LOC   — Instruments supported by bank letter of credit
MBIA  — Municipal Bond Investors Assurance
PSFG  — Permanent School Fund Guaranteed
SPA   — Stand-by Purchase Agreement

See Notes to Financial Statements.

12

At June 30, 2006, the sector diversification of the Fund was as follows:

	% of
	Net Assets	Value

MUNICIPAL BONDS AND NOTES:
Variable Rate Demand Notes	67.2%	$118,374,985
General Obligations	11.3	19,833,227
Pre-Refunded	6.1	10,843,202
Insured	4.5	7,986,943
Revenue	2.3	4,022,367

TOTAL MUNICIPAL BONDS AND NOTES	91.4	161,060,724
TAX-EXEMPT COMMERCIAL PAPER	7.4	13,000,000
INVESTMENT COMPANY SECURITIES	2.4	4,157,264

TOTAL INVESTMENTS	101.2	178,217,988
OTHER ASSETS AND LIABILITIES (Net)	(1.2)	(2,102,380)

NET ASSETS	100.0%	$176,115,608

See Notes to Financial Statements.

13

Munder Tax-Free Money Market Fund

Statement of Assets and Liabilities, June 30, 2006

ASSETS:
Investments, at value (see accompanying schedule)	$178,217,988
Interest receivable	1,283,443
Dividends receivable	12,377
Prepaid expenses and other assets	33,313

Total Assets	179,547,121

LIABILITIES:
Custodian overdraft payable	17
Payable for investment securities purchased	3,022,190
Dividends payable	270,217
Trustees’ fees and expenses payable	44,529
Administration fees payable	20,860
Transfer agency/record keeping fees payable	13,483
Shareholder servicing fees payable — Class K shares	9,190
Distribution and shareholder servicing fees payable — Class A	4,107
Custody fees payable	3,283
Investment advisory fees payable	1,687
Accrued expenses and other payables	41,950

Total Liabilities	3,431,513

NET ASSETS	$176,115,608

Investments, at cost	$178,217,988

See Notes to Financial Statements.

14

NET ASSETS consist of:
Accumulated net realized loss on investments sold	(8,960)
Paid-in capital	176,124,568

$176,115,608

NET ASSETS:
Class A Shares	$65,640,094

Class K Shares	$95,178,294

Class Y Shares	$15,297,220

SHARES OUTSTANDING:
Class A Shares	65,608,757

Class K Shares	95,236,760

Class Y Shares	15,304,995

CLASS A SHARES:
Net asset value, offering price and redemption price per share	$1.00

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$1.00

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$1.00

See Notes to Financial Statements.

15

Munder Tax-Free Money Market Fund

Statement of Operations, For the Year Ended June 30, 2006

INVESTMENT INCOME:
Interest	$5,232,685
Dividends	253,020

Total Investment Income	5,485,705

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	171,263
Shareholder servicing fees:
Class K Shares	155,685
Investment advisory fees	657,589
Administration fees	274,853
Transfer agency/record keeping fees	85,309
Custody fees	40,198
Legal and audit fees	44,957
Trustees’ fees and expenses	35,607
Registration and filing fees	24,453
Other	53,660

Total Expenses	1,543,574
Fees waived by distributor	(125,691)

Net Expenses	1,417,883

NET INVESTMENT INCOME	4,067,822

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,067,822

See Notes to Financial Statements.

16

Munder Tax-Free Money Market Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005

Net investment income	$4,067,822	$2,133,194
Net realized loss from security transactions	—	(870)

Net increase in net assets resulting from operations	4,067,822	2,132,324
Dividends to shareholders from net investment income:
Class A Shares	(1,508,823)	(833,209)
Class K Shares	(2,207,919)	(1,242,823)
Class Y Shares	(351,080)	(57,162)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	678,954	(24,319,763)
Class K Shares	(18,816,493)	(39,801,879)
Class Y Shares	10,754,087	(4,159,906)

Net decrease in net assets	(7,383,452)	(68,282,418)
NET ASSETS:
Beginning of year	183,499,060	251,781,478

End of year	$176,115,608	$183,499,060

See Notes to Financial Statements.

17

Munder Tax-Free Money Market Fund

Statements of Changes in Net Assets — Capital Stock Activity

Since the Fund has sold, redeemed and reinvested shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, redemptions and reinvestments are the same as the amounts shown below for such transactions.

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005

Amount
Class A Shares:
Sold	$183,516,099	$222,911,640
Issued as reinvestment of dividends	1,519,550	831,161
Redeemed	(184,356,695)	(248,062,564)

Net increase/(decrease)	$678,954	$(24,319,763)

Class K Shares:
Sold	$143,857,923	$158,582,415
Issued as reinvestment of dividends	565	1,250
Redeemed	(162,674,981)	(198,385,544)

Net decrease	$(18,816,493)	$(39,801,879)

Class Y Shares:
Sold	$27,081,940	$18,524,087
Issued as reinvestment of dividends	26,180	10,718
Redeemed	(16,354,033)	(22,694,711)

Net increase/(decrease)	$10,754,087	$(4,159,906)

See Notes to Financial Statements.

18

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19

Munder Tax-Free Money Market Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Class A

	Year	Year		Year	Year	Year
	Ended	Ended		Ended	Ended	Ended
	6/30/06	6/30/05		6/30/04	6/30/03	6/30/02

Net asset value, beginning of period	$1.00	$1.00		$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.022	0.011		0.004	0.005	0.012

Net realized loss on investments	—	(0.000	)(c)	—	—	—

Total from investment operations	0.022	0.011		0.004	0.005	0.012

Less distributions:
Dividends from net investment income	(0.022)	(0.011)		(0.004)	(0.005)	(0.012)

Total distributions	(0.022)	(0.011)		(0.004)	(0.005)	(0.012)

Net asset value, end of period	$1.00	$1.00		$1.00	$1.00	$1.00

Total return(b)	2.22%	1.14%		0.40%	0.52%	1.24%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$65,640	$64,961		$89,281	$88,891	$75,422
Ratio of operating expenses to average net assets	0.71%	0.62%		0.59%	0.82%	0.75%
Ratio of net investment income to average net assets	2.20%	1.07%		0.40%	0.54%	1.24%
Ratio of operating expenses to average net assets without expense waivers	0.90%	0.87%		0.84%	0.82%	0.75%

(a)	Class A Shares and Class K Shares of the Fund commenced operations on November 29, 1992 and November 23, 1992, respectively.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Amount is less than $0.001 per share.

See Notes to Financial Statements.

20

Class K

Year	Year		Year	Year	Year
Ended	Ended		Ended	Ended	Ended
6/30/06	6/30/05		6/30/04	6/30/03	6/30/02

$1.00	$1.00		$1.00	$1.00	$1.00

0.021	0.010		0.003	0.006	0.013

—	(0.000	)(c)	—	—	—

0.021	0.010		0.003	0.006	0.013

(0.021)	(0.010)		(0.003)	(0.006)	(0.013)

(0.021)	(0.010)		(0.003)	(0.006)	(0.013)

$1.00	$1.00		$1.00	$1.00	$1.00

2.13%	0.99%		0.26%	0.62%	1.34%

$95,178	$113,995		$153,797	$198,402	$195,584
0.80%	0.77%		0.74%	0.72%	0.65%
2.13%	0.98%		0.25%	0.64%	1.34%
0.80%	0.77%		0.74%	0.72%	0.65%

See Notes to Financial Statements.

21

Munder Tax-Free Money Market Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Year	Year		Year	Year	Year
	Ended	Ended		Ended	Ended	Ended
	6/30/06	6/30/05		6/30/04	6/30/03	6/30/02

Net asset value, beginning of period	$1.00	$1.00		$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.023	0.011		0.004	0.008	0.015

Net realized loss on investments	—	(0.000	)(c)	—	—	—

Total from investment operations	0.023	0.011		0.004	0.008	0.015

Less distributions:
Dividends from net investment income	(0.023)	(0.011)		(0.004)	(0.008)	(0.015)

Total distributions	(0.023)	(0.011)		(0.004)	(0.008)	(0.015)

Net asset value, end of period	$1.00	$1.00		$1.00	$1.00	$1.00

Total return(b)	2.29%	1.15%		0.41%	0.77%	1.49%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$15,297	$4,543		$8,703	$14,107	$19,819
Ratio of operating expenses to average net assets	0.65%	0.62%		0.59%	0.57%	0.50%
Ratio of net investment income to average net assets	2.25%	1.04%		0.40%	0.79%	1.49%
Ratio of operating expenses to average net assets without expense waivers	0.65%	0.62%		0.59%	0.57%	0.50%

(a)	Class Y Shares of the Fund commenced operations on March 14, 1990.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Amount is less than $0.001 per share.

See Notes to Financial Statements.

22

Munder Tax-Free Money Market Fund

Notes to Financial Statements, June 30, 2006

1. Organization

    As of June 30, 2006, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Tax-Free Money Market Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 3 classes of shares — Class A, Class K and Class Y Shares. Class A Shares of the Fund are sold without a front-end sales charge. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a contingent deferred sales charge. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at

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Munder Tax-Free Money Market Fund

Notes to Financial Statements, June 30, 2006 (continued)

least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

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Munder Tax-Free Money Market Fund

Notes to Financial Statements, June 30, 2006 (continued)

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.35% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the year ended June 30, 2006, the Advisor earned $274,853 before payment of sub-administration fees and $180,458 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2006, the Fund paid an annual effective rate of 0.1463% for administrative services.

    Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis) as of June 30, 2006. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $13,406 for its administration, record keeping and other related services provided to the Fund for the year ended June 30, 2006.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and

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Munder Tax-Free Money Market Fund

Notes to Financial Statements, June 30, 2006 (continued)

Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class K
Shares	Shares
12b-1 Fees	Service Fees

0.25%	0.15%

    No payments are made under the Plan with regard to Class Y Shares.

    The Distributor voluntarily waived a portion of its 12b-1 fees for Class A Shares during the year ended June 30, 2006 in the amount of $125,691. This amount is reflected as fees waived by distributor in the accompanying Statement of Operations. Pursuant to a Reimbursement Agreement with the Fund, the Distributor may seek reimbursement for the portion of this waiver and other waivers that occurred on or after August 12, 2003 and represents amounts expended from the Distributor’s own resources to cover actual expenses or costs on behalf of the Fund. At June 30, 2006, no portion of any waived amounts was eligible for reimbursement. The Reimbursement Agreement is subject to annual renewal by the Board of Trustees.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service

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Munder Tax-Free Money Market Fund

Notes to Financial Statements, June 30, 2006 (continued)

Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2006, the Fund paid $0 to Comerica Securities and $155,697 to Comerica Bank for shareholder services provided to Class A and Class K shareholders.

5. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    The tax character of dividends paid to shareholders during the year ended June 30, 2006 were as follows:

	Tax Exempt	Ordinary
	Income	Income	Total

June 30, 2006	$4,058,494	$9,328	$4,067,822
June 30, 2005	2,131,280	1,914	2,133,194

    At June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed
Tax-Exempt	Ordinary	Capital
Income	Income	Loss Carryover	Total

$297,577	$8,219	$(8,960)	$296,836

    The differences between book and tax distributable earnings are primarily due to dividends payable at year end and deferred trustees’ fees.

    As determined at June 30, 2006, the Fund had available for Federal income tax purposes, $8,960 of unused capital losses of which $8,085, $5 and $870 expire in 2008, 2010 and 2013, respectively.

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Munder Tax-Free Money Market Fund

Notes to Financial Statements, June 30, 2006 (continued)

    At June 30, 2006, aggregate cost for Federal income tax purposes was $178,217,988.

7. Tax Information (Unaudited)

    Of the distributions paid by the Fund from investment income, 99.8% is tax-exempt for Federal income tax purposes.

8. Subsequent Event (Unaudited)

    On August 4, 2006, the management team of the Advisor announced that it has partnered with Grail Partners, LLC and private equity firm Crestview Partners, L.P. to acquire Comerica’s controlling interest in the Advisor. If, as expected, the transaction closes, the Advisor’s current investment advisory agreement with the Fund will automatically terminate under applicable law at the time of the closing. On August 22, 2006, the Board of Trustees of the Munder Funds approved a new investment advisory agreement with the Advisor subject to approval by shareholders of the Fund at a Special Meeting called for October 26, 2006. The new investment advisory agreement is expected to become effective on the date of the closing of the transaction.

9. Quarterly Portfolio Schedule (Unaudited)

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

10. Proxy Voting Policies and Procedures (Unaudited)

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

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Munder Tax-Free Money Market Fund

Notes to Financial Statements, June 30, 2006 (continued)

11. Proxy Voting Record (Unaudited)

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

12. Approval of Investment Advisory Agreement (Unaudited)

    The Advisor provides investment advisory services to the Fund under a Combined Investment Advisory Agreement dated June 13, 2003 and amended most recently as of May 16, 2006 (“Advisory Agreement”). On May 16, 2006, the Board of Trustees approved the continuation of the Advisory Agreement with respect to the Fund for an additional one-year period commencing on July 1, 2006. In determining whether to approve the continuation of the Advisory Agreement, the Board requested, and received from the Advisor, the information that the Board believed to be reasonably necessary to reach its conclusion, including the information described below. Both in meetings specifically dedicated to renewal of the Advisory Agreement and in other meetings during the course of the year, the Board received materials relating to the services provided to the Munder Funds by the Advisor. In evaluating the Advisory Agreement, the Board conducted a review that was specifically focused upon the renewal of the Advisory Agreement, and relied upon their knowledge, resulting from their meetings throughout the year, of the Advisor, its services and the Munder Funds.

    The Board considered many factors in evaluating whether the Advisory Agreement and the fees provided therein with respect to the Fund should be continued for an additional one-year period. The Board was advised by legal counsel to the Munder Funds and the “Non-Interested Trustees” also were advised by their independent legal counsel with respect to their deliberations regarding the continuation of the Advisory Agreement. (A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act.)

    Among other factors, the Board requested, considered and evaluated information regarding:

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Munder Tax-Free Money Market Fund

Notes to Financial Statements, June 30, 2006 (continued)

    (a) The nature, extent and quality of the services provided by the Advisor to the Fund under the Advisory Agreement: With respect to this factor, the Board considered:

•	the qualifications of management of the Advisor and of persons providing portfolio management services to the Fund. In this regard, the Board was presented with detailed information concerning the Advisor’s efforts in hiring, promoting and retaining qualified investment personnel, including enhancements in the quality and depth in the Advisor’s investment, trading, and administrative services departments due to the recruiting and hiring of additional staff in 2005 and the promotion of employees from within the Advisor in 2005 and 2006, recent changes within key management positions at the Advisor, the Advisor’s personnel retention efforts, and the Advisor’s current intentions regarding future changes in its organizational structure;

•	the Advisor’s efforts in recent years and on an ongoing basis to:

(1)	enhance its research capabilities and make investments in compliance, fund accounting and other technologies relating to the Funds’ operations in order to improve their effectiveness and efficiencies of operations;

(2)	grow Fund assets through increased marketing efforts and a focus on asset retention;

(3)	focus on determining the reasonableness of the investment advisory fees for each of the Munder Funds and, as appropriate, to adjust its investment advisory fees (including through the addition of contractual fee breakpoints or reducing its advisory fees), although no such adjustments were made with respect to the Fund in the current period;

(4)	renegotiate the fee arrangements with certain of the other service providers for the Munder Funds in order to reduce the total expense ratios of the Munder Funds and their classes of shares, although no such reductions were made in the current period; and

(5)	seek to better allocate the costs of services across the Munder Funds;

•	the Advisor’s performance, both generally with respect to all the Munder Funds and more specifically with respect to the Fund, as further described below;

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Munder Tax-Free Money Market Fund

Notes to Financial Statements, June 30, 2006 (continued)

•	the information provided by the Advisor in its Form ADV and in response to a detailed series of questions submitted by counsel to the Munder Funds;

•	the terms of the Advisory Agreement; and

•	the general experience, business, operations and financial condition of the Advisor.

    Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the continuance of the Advisory Agreement.

    (b) The investment performance of the Fund and the Advisor: The Board considered the one-, three-, five- and ten-year and since inception total investment performance, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2005 and compared this information to the performance of the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”).

    In addition, the Board considered the Fund’s one-, three-, five- and ten-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis. The Board also considered the Fund’s one-, three-, five- and ten-year total return for Class A Shares as of December 31, 2005 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. In this regard, the Board considered that: (1) the Fund’s total returns for Class Y Shares on a gross basis exceeded the median performance of Fund’s Lipper peer group for the one-year period and, on both a gross and net basis, for the three-, five- and ten-year periods, and (2) the Fund had favorable Lipper rankings.

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund supported approval of the continuance of the Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund: The Board considered detailed information provided by the Advisor as to the costs and profitability of the Advisor over the 12 months ended on December 31, 2005 and projections by the Advisor as to the costs and profitability of the Advisor over the 12 months ending on December 31, 2006, with respect to all services provided by the Advisor and its affiliates to the Fund and based on certain stated assumptions. Based on these facts, the Board concluded that the costs of the Advisor’s services and the profitability of the Advisor under the Advisory Agreement were not unreasonable.

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Munder Tax-Free Money Market Fund

Notes to Financial Statements, June 30, 2006 (continued)

    (d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale: The Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Fund’s shareholders through appropriate mechanisms in the future. Based on these facts, the Board concluded that the Advisor’s efforts in this regard strongly supported approving continuance of the Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable funds: The Board considered the Fund’s advisory fees and total expenses as they compared to those of comparable funds identified by Lipper in the case of the advisory fee comparisons and to the funds included in the Fund’s respective Lipper category in the case of total expense comparisons. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) of the Fund’s Class A Shares in comparison to those of each comparable fund in the Fund’s Lipper peer group and in comparison to the average, median, high and low net effective advisory fees of the funds in the Fund’s Lipper peer group. The Board also received separate information prepared by Strategic Insight Mutual Fund Research and Consulting, LLC, a third-party data mutual fund provider, that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. Based on these facts, the Board concluded that the current advisory fee and total fee levels of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Fund: The Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Fund, the Advisor may benefit from its relationship with the Fund in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of

32

Munder Tax-Free Money Market Fund

Notes to Financial Statements, June 30, 2006 (continued)

commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on these facts, the Board concluded that these additional benefits should not preclude approval of the continuance of the Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved the Advisory Agreement for an additional annual period commencing on July 1, 2006.

13. Trustees and Executive Officers (Unaudited)

    Information about the Trustees and Executive Officers of the Munder Funds as of June 30, 2006, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below.

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 58	Trustee and Chairman	Indefinite; Trustee since 2/93; Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (real estate investment operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (10/97 to 12/05).	25	Fieldstone Investment Corporation (since 11/03).

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Munder Tax-Free Money Market Fund

Notes to Financial Statements, June 30, 2006 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 59	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/real estate/manufacturing company) (since 1991).	25	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	25	Nighthawk Radiology Holdings, Inc. (since 3/04).

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 11/89	Vice President, Macomb Community College (since 7/01); Dean, Macomb Community College (since 9/97).	25	None

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Munder Tax-Free Money Market Fund

Notes to Financial Statements, June 30, 2006 (continued)

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	25	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company) (since 5/05).

35

Munder Tax-Free Money Market Fund

Notes to Financial Statements, June 30, 2006 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 47	Trustee(3)	Indefinite; Since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	24	Taubman Centers, Inc. (since 1/97).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 50	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	25	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04); LMS Medical Systems (health care technology company) (since 1/06).

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Munder Tax-Free Money Market Fund

Notes to Financial Statements, June 30, 2006 (continued)

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Interested Trustee

Michael T. Monahan(4) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 67	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99).	25	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MSTII only.

(4)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica Incorporated, the indirect parent company of the Advisor. Mr. Monahan also receives retirement and health benefits from Comerica Incorporated.

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Executive Officers

John S. Adams 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	President & Principal Executive Officer	Through 2/07; since 4/06	President and Chief Investment Officer of Munder Capital Management (investment advisor) (since 3/06); President and Chief Investment Officer of Pierce Street Advisors, LLC (investment advisor) (since 3/06); Managing Director and Chief Investment Officer, Equities of Munder Capital Management (12/04 to 3/06); Senior Portfolio Manager of Munder Capital Management (6/87 to 12/04)
Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/07; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); General Counsel of Munder Capital Management (7/00 to 2/05); Director of Diversified Strategy Hedge Fund, Ltd. (since 1/06)

37

Munder Tax-Free Money Market Fund

Notes to Financial Statements, June 30, 2006 (continued)

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 40	Vice President & Principal Financial Officer	through 2/07; since 2/01	Managing Director and Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05)
Chérie N. Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 37	Treasurer & Principal Accounting Officer	through 2/07; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01)

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

38

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Tax-Free Money Market Fund and Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Tax-Free Money Market Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Tax-Free Money Market Fund of Munder Series Trust at June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 11, 2006

39

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer, and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNTFMM606

ANNUAL REPORT
June 30, 2006
Munder Tax-Free Short &
Intermediate Bond Fund
Class A, B, C, K & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    I am delighted to provide you with information about some very positive developments at Munder Capital Management, the investment advisor to The Munder Funds. By mutual agreement with Comerica Incorporated, Munder Capital’s partner for over 10 years, the management team and employees of Munder Capital, along with Crestview Capital Partners, L.P. and Grail Partners, LLC, are buying Comerica’s ownership position in the firm. We anticipate that the transfer of ownership will be completed prior to year end.

    Because Munder Capital retained its own operational infrastructure throughout its partnership with Comerica, we expect the transition to independent ownership of Munder Capital to be seamless. Among the most important outcomes from Munder Capital’s perspective are the continuity in our people and processes, and the opportunity for increased employee ownership. We have always believed that employee ownership is the best way to align our interests with the interests of our clients, and to attract and retain talented professionals. This is a key outcome of the new ownership structure.

    As I hope you can tell from this letter, I am very pleased with this announcement because of its positive implications for both The Munder Funds and for the Munder Capital team. The investment advisory agreement between The Munder Funds and the newly structured Munder Capital Management has been approved by the Board of Trustees of The Munder Funds. In the coming weeks, shareholders of the Funds will receive materials requesting their approval of the investment advisory agreement, which will be sought through a proxy statement. I encourage you to exercise your right to vote your shares.

    Thank you for your confidence in The Munder Funds. We look forward to continuing to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
President and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
vi	Hypothetical and Total Returns
x	Shareholder Fee Example
1	Portfolio of Investments
14	Statement of Assets and Liabilities
16	Statement of Operations
17	Statements of Changes in Net Assets
18	Statements of Changes in Net Assets — Capital Stock Activity
20	Financial Highlights
25	Notes to Financial Statements
43	Report of Independent Registered Public Accounting Firm

An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain a prospectus, please visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    A portion of the Fund’s income may be subject to state, local and/or federal alternative minimum taxes. Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.

    Fund holdings are subject to change and percentages shown below are based on net assets as of June 30, 2006. The following pie chart illustrates the allocation of the Fund’s investments by maturity range. A complete list of holdings as of June 30, 2006 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 MATURITY ALLOCATION *

*	For all municipal securities, maturity allocation is based on stated final maturity, except in the case of pre-refunded bonds, which use the pre-refunded date. No specific maturity is assigned to investment company securities.

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the year ended June 30, 2006. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

Portfolio Management Team: Roger Soderstrom and Adam Thayer

    The Fund earned a return of -0.28% for the one year period ended June 30, 2006, relative to the 0.45% return for its Lehman Brothers blended benchmark (50% Lehman Brothers Municipal Managed Money Short Term Index and 50% Lehman Brothers Municipal Managed Money Short/ Intermediate Index), and the 0.73% median return for the Lipper universe of short/intermediate municipal debt funds. The Fund’s benchmark was changed in August. The Fund’s former blended benchmark, a 65%/35% blend of the Lehman Brothers Municipal Short Index and Lehman Brothers Municipal Intermediate Index, had a 0.69% return for the one-year period.

    The market for investors in municipal debt securities was weak during the period, and the Fund’s performance on an absolute basis suffered as a result. On a relative basis, the lag in the Fund’s performance compared to both its current Lehman Brothers blended benchmark and its former blended benchmark, was principally due to the impact of expenses, which are not deducted from either benchmark’s return.

    Compared to the current Lehman Brothers blended benchmark, sector weightings and the quality of the Fund’s holdings had a negligible impact on the Fund’s relative performance. In addition, because the Fund is managed with a duration-neutral strategy that targets the duration of the Fund (its price sensitivity to changes in interest rates) to that of its benchmark, the Fund’s duration does not contribute significantly to relative returns. As a result, the Fund’s primary source of strength or weakness relative to its benchmark is the Fund’s maturity structure; that is, the combination of maturities used to reach the targeted duration.

    During the year, the Fund had a barbell maturity structure with an overweight of both shorter-term and longer-term securities. Historically, a barbell contributes the most to performance when the gap between short-term and long-term interest rates is narrowing, as occurred during the Fund’s fiscal year. As a result, the maturity structure of the Fund contributed positively to the Fund’s performance.

    Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Lehman Brothers Municipal Managed Money Short Term Index and Lehman Brothers Municipal Managed Money Short/ Intermediate Index are rules-based, market-value-weighted indexes that include fixed-rate, tax-exempt municipal bonds with at least $7 million outstanding, other than alternative minimum tax (AMT) bonds and airline, hospital, housing and tobacco bonds, which were issued within the last five years in transactions of at least $75 million, and are rated at least Aa3/AA- or higher, and have at least one year until maturity. The Short Term Index is limited to bonds with maturities between one and five years, while the Short/ Intermediate Index is limited to bonds with maturities between one and ten years. The Lehman Brothers Municipal Short Index and the Lehman Brothers Municipal Intermediate Index are total return benchmarks that include investment-grade, tax-exempt municipal bonds with at least $5 million outstanding that were issued in deals of at least $50 million and that have maturities ranging from 1-5 years and 5-10 years, respectively. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

    The Lipper universe of short/intermediate municipal debt funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

[This Page Intentionally Left Blank]

v

Hypothetical and Total Returns

The following graph represents the performance of the oldest class of the Munder Tax-Free Short & Intermediate Bond Fund (the “Fund”), Class K Shares, over the past ten years. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Past performance is no guarantee of future results. Investment return and principal value of any investment will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder Tax-Free Short & Intermediate Bond Fund

CLASS K SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Investment

	GROWTH OF A $10,000 INVESTMENT(1)

					Lehman	Lehman	Lipper
				Lehman	Muni	Muni	Short/Int.
Class and	With		Without	Muni Managed	Int.-Short	Blended	Muni Debt
Inception Date	Load		Load	Short Index#	Index#	Index#	Funds Median**

CLASS A (11/30/92)	$13,555	*	$14,119	$14,999	$15,855	$15,503	$16,392

CLASS B (5/16/96)	N/A		13,106	14,999	15,855	15,503	16,392

CLASS C (7/8/98)	N/A		12,052	13,522	13,987	13,770	14,240

CLASS K (2/9/87)	N/A		14,119	14,999	15,855	15,503	16,392

CLASS Y (12/17/92)	N/A		14,485	14,999	15,855	15,503	16,392

	AVERAGE ANNUAL TOTAL RETURNS

	One		One	Five		Five	Ten		Ten	Since		Since
Class and	Year		Year	Years		Years	Years		Years	Inception		Inception
Inception Date	w/load		w/out load	w/load		w/out load	w/load		w/out load	w/load		w/out load

CLASS A (11/30/92)	(4.51)%	*	(0.53)%	1.63%	*	2.46%	3.09%	*	3.51%	3.42%	*	3.73%

CLASS B (5/16/96)	(6.01)%	†	(1.18)%	1.35%	†	1.71%	N/A		2.74%	N/A		2.75%

CLASS C (7/8/98)	(2.23)%	†	(1.27)%	N/A		1.70%	N/A		N/A	N/A		2.37%

CLASS K (2/9/87)	N/A		(0.53)%	N/A		2.46%	N/A		3.51%	N/A		4.53%

CLASS Y (12/17/92)	N/A		(0.28)%	N/A		2.71%	N/A		3.77%	N/A		3.97%

(1)	Amounts represent the growth of a $10,000 investment over the past ten years or since inception, whichever period is shorter.

*	Reflects the deduction of the maximum sales charge of 4.00% for Class A Shares.

†	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

#	In late August 2005, the Fund’s benchmarks were changed to Lehman Brothers Municipal Managed Money Indexes, which were designed to be used as benchmarks for professional money managers. The Fund’s broad-based securities market index benchmark was changed from the Lehman Brothers Municipal Intermediate-Short Index to the Lehman Brothers Municipal Managed Money Short Term Index and the Fund began measuring its performance against a blended benchmark of 50% Lehman Brothers Municipal Managed Money Short Term Index and 50% Lehman Brothers Municipal Managed Money Short/ Intermediate Index instead of a blended benchmark of 65% Lehman Brothers Municipal Short Index and 35%

Lehman Brothers Municipal Intermediate Index. The Lehman Brothers Municipal Managed Money Short Term and Short/ Intermediate Indexes are rules-based, market-valued-weighted indexes that include fixed-rate, tax-exempt municipal bonds with at least $7 million outstanding, other than alternative minimum tax bonds and airline, hospital, housing, and tobacco bonds, which have maturities between one and five years or one and ten years, respectively, and which were issued within the last five years in transactions of at least $75 million, are rated at least Aa3/AA- or higher and have at least one year until maturity. The Lehman Brothers Municipal Short and Intermediate-Short Indexes are total return benchmarks that include investment-grade, tax-exempt municipal bonds with at least $5 million outstanding that were issued in deals of at least $50 million and that have maturities between one and five years or between one and ten years, respectively. The Lehman Muni Blended Index shown in the graph is a blended index made up of the 65%/35% Lehman Brothers Municipal Index blend for periods prior to 9/1/05 and the 50%/50% Lehman Brothers Municipal Managed Money Index blend for periods after 8/31/05. Index comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 7/1/96, 7/1/96, 7/1/98, 7/1/96, and 7/1/96, respectively.

**	The Lipper Short/ Intermediate Municipal Debt Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. Lipper comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 7/1/96, 7/1/96, 7/1/98, 7/1/96, and 7/1/96, respectively.

[This Page Intentionally Left Blank]

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

x

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	1/1/06	6/30/06	1/1/06-6/30/06	Ratio

Actual
Class A	$1,000.00	$996.70	$5.45	1.10%
Class B	$1,000.00	$993.90	$9.15	1.85%
Class C	$1,000.00	$993.90	$9.15	1.85%
Class K	$1,000.00	$997.60	$5.45	1.10%
Class Y	$1,000.00	$998.90	$4.21	0.85%

Hypothetical
Class A	$1,000.00	$1,019.34	$5.51	1.10%
Class B	$1,000.00	$1,015.62	$9.25	1.85%
Class C	$1,000.00	$1,015.62	$9.25	1.85%
Class K	$1,000.00	$1,019.34	$5.51	1.10%
Class Y	$1,000.00	$1,020.58	$4.26	0.85%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

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Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, June 30, 2006

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES — 97.5%
Alabama — 2.6%
	Jefferson County, Alabama, Sewer Revenue, (FGIC Insured):
$1,500,000	5.000% due 02/01/2033 Pre-refunded 02/01/2009	$1,553,880
2,000,000	5.125% due 02/01/2042 Pre-refunded 08/01/2012	2,119,020

		3,672,900

Arizona — 3.7%
300,000	Arizona School Facilities Board Certificates, Series B, (FSA Insured), 5.250% due 09/01/2018, Pre-Refunded 09/01/2014	323,043
1,115,000	Gilbert, Arizona, (FGIC Insured), 5.750% due 07/01/2012	1,218,572
1,650,000	Maricopa County, Arizona, School District 69, (MBIA Insured), 5.000% due 07/01/2012	1,737,962
1,800,000	Phoenix, Arizona, Civic Import Corp., (FGIC Insured), 5.000% due 07/01/2012	1,895,958

		5,175,535

California — 4.4%
2,000,000	Golden State Tobacco Securitization Corp., Series B, (FGIC-TCRS Insured), 5.625% due 06/01/2038, Pre-refunded 06/01/2013	2,186,700
2,500,000	San Joaquin Hills, California, Transportation Corridor Agency Toll Road Revenue, ETM, 3.250% due 01/01/2014 (a)	1,809,675
2,000,000	San Jose, California, Evergreen Community College District, Series D, (MBIA Insured), 5.000% due 09/01/2024, Pre-refunded 09/01/2013	2,123,240

		6,119,615

See Notes to Financial Statements.

1

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, June 30, 2006 (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
Colorado — 1.4%
$2,000,000	Colorado Department of Transportation Revenue, (MBIA Insured), 4.000% due 06/15/2011	$2,005,300

Delaware — 0.7%
1,000,000	Delaware State, Series A, GO, 4.250% due 03/01/2009	1,011,970

Florida — 2.9%
	Dade County, Florida, Special Obligation:
3,000,000	Refunding, Capital Appreciation Bond, Series B, (AMBAC Insured), 3.546% due 10/01/2015 Pre-refunded 10/01/2008 (a)	1,852,650
3,600,000	Refunding, Capital Appreciation Bond, Series B, (AMBAC Insured), 2.995% due 10/01/2025 Pre-refunded 10/01/2008 (a)	1,166,436
1,000,000	Fort Lauderdale, Florida, Water & Sewer Revenue, (MBIA Insured), 4.000% due 03/01/2013	994,760

		4,013,846

Georgia — 2.5%
1,000,000	Fulton County, Georgia, School District, GO, 5.250% due 01/01/2013	1,069,020
	Georgia State, GO:
1,090,000	5.500% due 07/01/2012	1,181,091
1,045,000	6.250% due 08/01/2013	1,189,200

		3,439,311

See Notes to Financial Statements.

2

Principal
Amount		Value

Hawaii — 2.5%
$1,875,000	Hawaii State, GO, (MBIA Insured), 5.250% due 09/01/2013	$2,006,212
180,000	Kauai County, Hawaii, Series A, GO, (MBIA Insured), ETM, 4.375% due 08/01/2010	183,116
1,215,000	Kauai County, Hawaii, Series A, GO, (MBIA Insured), ETM, 4.375% due 08/01/2010	1,234,209

		3,423,537

Illinois — 7.3%
500,000	Chicago, Illinois, Board of Education, (AMBAC Insured), 5.250% due 12/01/2022	517,675
2,500,000	Du Page County, Illinois, Forest Preserve District, GO, 4.750% due 10/01/2010, Pre-refunded 10/01/2008	2,546,025
1,760,000	Illinois State, GO, (MBIA Insured), 5.750% due 12/01/2014, Pre-refunded 12/01/2010	1,889,747
4,000,000	Illinois State, Sales Tax Revenue, Series Y, 5.250% due 06/15/2007	4,052,680
500,000	Metropolitan Pier & Exposition Authority, Illinois, McCormick Place Expansion Project, (FGIC Insured), 5.500% due 12/15/2024	525,605
500,000	Regional Transport Authority, Illinois, (FGIC Insured), 6.000% due 06/01/2015	564,275

		10,096,007

Iowa — 1.0%
1,500,000	Cedar Rapids, Iowa, GO, 3.400% due 06/01/2012	1,428,855

Kansas — 0.7%
1,000,000	Wichita, Kansas, GO, 5.000% due 10/01/2008	1,024,140

See Notes to Financial Statements.

3

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, June 30, 2006 (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
Kentucky — 1.5%
$2,000,000	Kentucky State Property & Buildings Commission Revenue, Project No. 64, (MBIA Insured), 5.750% due 05/01/2014, Pre-refunded 11/01/2009	$2,114,680

Maryland — 1.6%
1,000,000	Baltimore, Maryland, Revenue, (FGIC Insured), 5.800% due 07/01/2015, Pre-refunded 07/01/2012	1,096,090
1,000,000	Montgomery County, Maryland, GO, Refunding, 5.250% due 10/01/2010	1,055,780

		2,151,870

Massachusetts — 3.8%
1,500,000	Boston, Massachusetts, GO, Series A, 5.250% due 02/01/2009	1,551,240
	Massachusetts State, GO:
1,100,000	5.250% due 04/01/2011 Pre-refunded 04/01/2008	1,137,169
1,400,000	5.500% due 11/01/2020 Pre-refunded 11/01/2012	1,511,286
1,000,000	Worcester Massachusetts, GO, (FGIC Insured), 5.250% due 08/15/2020, Pre-refunded 08/15/2010	1,058,890

		5,258,585

Michigan — 13.4%
1,335,000	Ann Arbor, Michigan, Refunding, GO, 4.000% due 09/01/2009	1,334,546
1,175,000	Caledonia, Michigan, Community Schools, GO, (Q-SBLF), 4.800% due 05/01/2010	1,210,027
840,000	Caledonia, Michigan, Community Schools, GO, (Q-SBLF), 5.750% due 05/01/2014, Pre-refunded 05/01/2010	892,760

See Notes to Financial Statements.

4

Principal
Amount		Value

Michigan (Continued)
$1,425,000	Chippewa Valley, Michigan, School District, GO, School Building & Site Development, Series I, (Q-SBLF), 4.000% due 05/01/2009	$1,428,335
1,000,000	Clarkston, Michigan, Community Schools, GO, (Q-SBLF), 4.000% due 05/01/2012	997,380
1,000,000	East Lansing, Michigan, School District, GO, (Q-SBLF), 4.700% due 05/01/2009	1,020,840
1,110,000	Grand Rapids, Michigan, Building Authority, GO, 4.800% due 08/01/2009	1,138,283
425,000	Jenison, Michigan, Public Schools, (FGIC Insured), 5.250% due 05/01/2015	456,607
1,080,000	Michigan Public Power Agency Revenue, Combustion Turbine Number 1, Project A, (AMBAC Insured), 4.500% due 01/01/2011	1,101,967
400,000	Michigan State Hospital Finance Authority Revenue, Saint John Hospital & Medical Center, Series A, (AMBAC Insured), ETM, 6.000% due 05/15/2010	426,696
1,000,000	Michigan State Housing Development Rental Revenue, Series C, AMT, (MBIA Insured), 5.050% due 10/01/2015	1,017,270
1,430,000	Utica, Michigan, Community Schools, GO, (Q-SBLF), 4.050% due 05/01/2008	1,434,662
3,900,000	Walled Lake, Michigan, Consolidated School District, GO, (Q-SBLF), 4.800% due 05/01/2010	4,016,259
500,000	Walled Lake, Michigan, Consolidated School District, GO, (Q-SBLF), 5.750% due 05/01/2014, Pre-refunded 05/01/2010	531,405
1,510,000	Wayne County, Michigan, Transportation Fund Series A, GO, 5.000% due 10/01/2007	1,531,593

		18,538,630

See Notes to Financial Statements.

5

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, June 30, 2006 (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
Minnesota — 2.9%
$2,175,000	Metropolitan Council, Minnesota, Minneapolis-St. Paul Metropolitan Area Transit, Series B, GO, 4.100% due 02/01/2011	$2,186,440
1,720,000	Minnesota State, GO, 5.250% due 11/01/2011	1,812,089

		3,998,529

Nebraska — 1.5%
	Omaha, Nebraska, GO:
1,000,000	4.400% due 12/01/2008	1,012,930
1,000,000	4.500% due 12/01/2010	1,023,620

		2,036,550

Nevada — 3.2%
1,500,000	Clark County, Nevada, GO, Series A, (AMBAC Insured), 5.000% due 12/01/2014	1,578,735
750,000	Henderson, Nevada, GO, Series B, (AMBAC Insured), 5.250% due 04/01/2016	805,522
2,000,000	Las Vegas Valley, Nevada, Water District, Refunding Series A, (FGIC Insured), 5.000% due 06/01/2015	2,105,600

		4,489,857

New Hampshire — 1.1%
1,500,000	Nashua, New Hampshire, GO, 4.750% due 09/15/2009	1,539,195

New Jersey — 3.1%
1,170,000	Mount Holly, New Jersey, Municipal Utilities, Authority Sewer Revenue, (MBIA Insured), 4.750% due 12/01/2028, Pre-refunded 12/01/2008	1,195,799
2,000,000	New Jersey Environmental Infrastructure Trust, 5.000% due 09/01/2009	2,063,380
1,000,000	New Jersey State, GO, 5.750% due 05/01/2012	1,088,370

		4,347,549

See Notes to Financial Statements.

6

Principal
Amount		Value

New Mexico — 2.5%
$1,125,000	New Mexico Finance Authority, State Office Building Tax, Revenue, Series A, 5.250% due 06/01/2010	$1,179,450
2,100,000	New Mexico State Highway Commission, Tax Revenue, 6.000% due 06/15/2010, Pre-refunded 06/15/2009	2,218,986

		3,398,436

New York — 2.2%
2,000,000	City of New York, NY, Series D, (FGIC-TCRS Insured), 5.000% due 08/01/2015	2,102,640
1,000,000	Clarence, New York, Central School District, Series I, (FSA Insured), 4.000% due 05/15/2008	1,004,950

		3,107,590

North Carolina — 0.5%
650,000	Cary, North Carolina, GO, 5.000% due 03/01/2019	688,123

Ohio — 5.5%
	Cleveland, Ohio, Waterworks Revenue:
1,225,000	Series I, (FSA Insured), 5.000% due 01/01/2008	1,245,678
275,000	Series I, ETM, (FSA Insured), 5.000% due 01/01/2008	279,802
1,000,000	Columbus, Ohio, GO, 5.000% due 07/01/2013	1,057,920
300,000	Columbus, Ohio, GO, Refunding, Series B, 5.000% due 06/15/2016	317,499
500,000	Forest Hills, Ohio, Local School District, GO, (MBIA Insured), 6.250% due 12/01/2020, Pre-refunded 12/01/2006	514,970
1,290,000	Loveland, Ohio, City School District, Refunding School Improvement, (FSA Insured), 5.000% due 12/01/2015	1,361,040

See Notes to Financial Statements.

7

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, June 30, 2006 (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
Ohio (Continued)
$1,725,000	Ohio State, Water Development Authority, Water Quality Series 2003, Revenue, 5.000% due 12/01/2012	$1,818,529
1,000,000	Olentangy Local School District, Ohio, (FSA Insured), 5.625% due 12/01/2027, Pre-refunded 12/01/2010	1,068,710

		7,664,148

Rhode Island — 0.8%
1,000,000	Rhode Island State and Providence Plantations, Series A, (MBIA Insured), 5.000% due 02/01/2014	1,054,700

South Carolina — 0.8%
1,000,000	South Carolina State, State Institution, GO, Series A, 5.400% due 03/01/2019, Pre-refunded 03/01/2010	1,058,890

Tennessee — 1.1%
475,000	Johnson City, Tennessee, Water & Sewer, (FGIC Insured), 4.750% due 06/01/2013	493,672
1,000,000	Knox County, Tennessee, Public Improvement, GO, 5.200% due 05/01/2010, Pre-refunded 05/01/2008	1,034,030

		1,527,702

Texas — 9.3%
1,700,000	Austin, Texas, Independent School District, Refunding, GO, (PSFG), 4.100% due 08/01/2008	1,708,670
500,000	Galena Park, Texas, Independent School District, GO, (PSFG), 6.625% due 08/15/2015, Pre-refunded 08/15/2010	551,035
1,730,000	Houston, Texas, Independent School District, Public Property Finance-Contractual Obligation, GO, 4.750% due 07/15/2008	1,757,005

See Notes to Financial Statements.

8

Principal
Amount		Value

Texas (Continued)
$2,000,000	Lancaster, Texas, Independent School District, GO, 5.750% due 02/15/2034 Pre-refunded 02/15/2014	$2,210,980
2,335,000	Richardson, Texas, Independent School District, GO, (PSFG), 3.800% due 02/15/2012	2,308,194
5,000	San Antonio, Texas, Electric & Gas Revenue, Series A, ETM, 5.000% due 02/01/2012	5,253
500,000	Texas State, Refunding Water Financial Assistance, GO, Series C, 5.000% due 08/01/2018	509,325
1,700,000	Travis County, Texas, Certificates of Obligation, GO, 4.250% due 03/01/2008	1,711,798
2,000,000	Waco, Texas, GO, (MBIA Insured), 5.000% due 02/01/2014	2,102,780

		12,865,040

Utah — 1.6%
1,000,000	Alpine, Utah, School District, GO, 3.000% due 03/15/2010	955,960
1,245,000	Logan City Utah School District, GO, 3.500% due 06/15/2011	1,209,194

		2,165,154

Virginia — 0.8%
	Virginia State, Public School Authority:
575,000	5.250% due 08/01/2008	589,226
565,000	Series I, GO, 5.250% due 08/01/2008 Pre-refunded 08/01/2007	579,458

		1,168,684

See Notes to Financial Statements.

9

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, June 30, 2006 (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
Washington — 3.2%
$1,000,000	Benton County, Washington, School District, GO, (FSA Insured), 5.000% due 12/01/2012	$1,050,190
250,000	Seattle, Washington, GO, Refunding, (MBIA Insured), 4.750% due 01/01/2016	255,528
3,000,000	Washington State, GO, Series A, 5.000% due 07/01/2008	3,062,460

		4,368,178

West Virginia — 1.9%
3,000,000	West Virginia State, (FGIC Insured), 2.995% due 11/01/2009 (a)	2,614,230

Wisconsin — 5.5%
1,400,000	Blackhaw, Wisconsin, Technical College District, (AMBAC Insured), 4.000% due 04/01/2012	1,394,960
1,000,000	Eau Claire, Wisconsin, Area School District, GO, (FSA Insured), 5.000% due 04/01/2008	1,019,240
2,450,000	Milwaukee County, Wisconsin, GO, Refunding, Corporate Purpose, Series A, 4.000% due 12/01/2010	2,444,046
1,000,000	Wisconsin State, Clean Water Revenue, 5.500% due 06/01/2014, Pre-refunded 06/01/2009	1,042,350
	Wisconsin State, GO:
1,500,000	5.000% due 11/01/2007	1,522,485
250,000	Refunding, Series 1, (MBIA Insured), 5.500% due 05/01/2015	273,540

		7,696,621

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $135,520,500)		135,263,957

See Notes to Financial Statements.

10

Shares		Value

INVESTMENT COMPANY SECURITY — 1.6%
(Cost $2,288,102)
2,288,102	Valiant Tax Exempt Money Market Fund	$2,288,102

TOTAL INVESTMENTS
(Cost $137,808,602)	99.1%	137,552,059
OTHER ASSETS AND LIABILITIES (Net)	0.9	1,246,123

NET ASSETS	100.0%	$138,798,182

(a)	Zero-coupon bond. Rate represents annualized yield at date of purchase.

ABBREVIATIONS:
AMBAC — American Municipal Bond Assurance Corporation
AMT   — Alternative Minimum Tax
ETM   — Escrowed to Maturity
FGIC   — Federal Guaranty Insurance Corporation
FSA   — Financial Security Assurance
GO    — General Obligation Bonds
MBIA  — Municipal Bond Investors Assurance
PSFG  — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Bond Loan Fund
TCRS  — Transferable Custodial Receipts

See Notes to Financial Statements.

11

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, June 30, 2006 (continued)

At June 30, 2006, the sector diversification of the Fund was as follows:

	% of
	Net Assets	Value

MUNICIPAL BONDS AND NOTES:
General Obligations	37.1%	$51,538,544
Pre-Refunded	27.6	38,282,771
Insured	25.8	35,739,377
Revenue	7.0	9,703,265

TOTAL MUNICIPAL BONDS AND NOTES	97.5	135,263,957
INVESTMENT COMPANY SECURITY	1.6	2,288,102

TOTAL INVESTMENTS	99.1	137,552,059
OTHER ASSETS AND LIABILITIES (Net)	0.9	1,246,123

NET ASSETS	100.0%	$138,798,182

See Notes to Financial Statements.

12

[This Page Intentionally Left Blank]

13

Munder Tax-Free Short & Intermediate Bond Fund

Statement of Assets and Liabilities, June 30, 2006

ASSETS:
Investments, at value (see accompanying schedule)	$137,552,059
Interest receivable	1,574,608
Dividends receivable	8,784
Receivable for Fund shares sold	853,672
Prepaid expenses and other assets	55,450

Total Assets	140,044,573

LIABILITIES:
Payable for Fund shares redeemed	1,036,130
Trustees’ fees and expenses payable	68,181
Transfer agency/record keeping fees payable	28,645
Shareholder servicing fees payable — Class K Shares	26,875
Administration fees payable	16,402
Custody fees payable	8,420
Distribution and shareholder servicing fees payable — Class A, B and C Shares	6,900
Investment advisory fees payable	3,484
Accrued expenses and other payables	51,354

Total Liabilities	1,246,391

NET ASSETS	$138,798,182

Investments, at cost	$137,808,602

See Notes to Financial Statements.

14

NET ASSETS consist of:
Undistributed net investment income	$33,929
Accumulated net realized loss on investments	(112,228)
Net unrealized depreciation of investments	(256,543)
Paid-in capital	139,133,024

$138,798,182

NET ASSETS:
Class A Shares	$12,864,539

Class B Shares	$1,316,634

Class C Shares	$3,707,163

Class K Shares	$117,980,194

Class Y Shares	$2,929,652

SHARES OUTSTANDING:
Class A Shares	1,291,309

Class B Shares	132,389

Class C Shares	369,681

Class K Shares	11,843,389

Class Y Shares	293,863

CLASS A SHARES:
Net asset value and redemption price per share	$9.96

Maximum sales charge	4.00%
Maximum offering price per share	$10.38

CLASS B SHARES:
Net asset value and offering price per share*	$9.95

CLASS C SHARES:
Net asset value and offering price per share*	$10.03

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$9.96

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$9.97

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

15

Munder Tax-Free Short & Intermediate Bond Fund

Statement of Operations, For the Year Ended June 30, 2006

INVESTMENT INCOME:
Interest	$6,186,956
Dividends	92,342

Total Investment Income	6,279,298

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	32,792
Class B Shares	21,247
Class C Shares	43,270
Shareholder servicing fees
Class K Shares	344,200
Investment advisory fees	802,416
Administration fees	239,781
Transfer agency/record keeping fees	91,060
Custody fees	57,469
Legal and audit fees	48,757
Trustees’ fees and expenses	35,206
Registration and filing fees	33,157
Other	64,089

Total Expenses	1,813,444

NET INVESTMENT INCOME	4,465,854

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss from security transactions	(109,122)
Net change in unrealized appreciation/(depreciation) of securities	(5,159,333)

Net realized and unrealized loss on investments	(5,268,455)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(802,601)

See Notes to Financial Statements.

16

Munder Tax-Free Short & Intermediate Bond Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005

Net investment income	$4,465,854	$5,240,888
Net realized loss from security transactions	(109,122)	(113,994)
Net change in unrealized appreciation/(depreciation) of securities	(5,159,333)	257,481

Net increase/(decrease) in net assets resulting from operations	(802,601)	5,384,375
Dividends to shareholders from net investment income:
Class A Shares	(389,290)	(302,253)
Class B Shares	(47,196)	(63,591)
Class C Shares	(96,000)	(108,283)
Class K Shares	(4,106,017)	(4,523,476)
Class Y Shares	(104,480)	(87,317)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	3,673,139	(3,829,468)
Class B Shares	(1,007,711)	(1,623,154)
Class C Shares	(321,961)	(2,985,658)
Class K Shares	(23,105,954)	(28,298,231)
Class Y Shares	139,499	119,560

Net decrease in net assets	(26,168,572)	(36,317,496)
NET ASSETS:
Beginning of year	164,966,754	201,284,250

End of year	$138,798,182	$164,966,754

Undistributed net investment income	$33,929	$319,661

See Notes to Financial Statements.

17

Munder Tax-Free Short & Intermediate Bond Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005

Amount
Class A Shares:
Sold*	$3,411,833	$1,865,429
Issued as reinvestment of dividends	159,597	89,340
Proceeds received in merger	3,676,401	—
Redeemed	(3,574,692)	(5,784,237)

Net increase/(decrease)	$3,673,139	$(3,829,468)

Class B Shares:
Sold	$279,808	$486,743
Issued as reinvestment of dividends	19,757	23,034
Proceeds received in merger	824,860	—
Redeemed*	(2,132,136)	(2,132,931)

Net decrease	$(1,007,711)	$(1,623,154)

Class C Shares:
Sold	$403,789	$254,977
Issued as reinvestment of dividends	51,217	47,868
Proceeds received in merger	480,490	—
Redeemed	(1,257,457)	(3,288,503)

Net decrease	$(321,961)	$(2,985,658)

Class K Shares:
Sold	$15,680,527	$13,362,322
Issued as reinvestment of dividends	6,691	5,200
Proceeds received in merger	15,669,094	—
Redeemed	(54,462,266)	(41,665,753)

Net decrease	$(23,105,954)	$(28,298,231)

Class Y Shares:
Sold	$713,252	$231,817
Issued as reinvestment of dividends	43,826	10,397
Proceeds received in merger	75,168	—
Redeemed	(692,747)	(122,654)

Net increase	$139,499	$119,560

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

18

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005

Shares
Class A Shares:
Sold*	334,540	179,184
Issued as reinvestment of dividends	15,793	8,622
Issued in exchange for proceeds received in merger	360,445	—
Redeemed	(351,677)	(556,064)

Net increase/(decrease)	359,101	(368,258)

Class B Shares:
Sold	27,523	46,728
Issued as reinvestment of dividends	1,955	2,226
Issued in exchange for proceeds received in merger	81,025	—
Redeemed*	(210,538)	(205,454)

Net decrease	(100,035)	(156,500)

Class C Shares:
Sold	39,510	24,340
Issued as reinvestment of dividends	5,033	4,591
Issued in exchange for proceeds received in merger	46,786	—
Redeemed	(123,888)	(314,078)

Net decrease	(32,559)	(285,147)

Class K Shares:
Sold	1,548,828	1,287,180
Issued as reinvestment of dividends	662	503
Issued in exchange for proceeds received in merger	1,536,205	—
Redeemed	(5,379,590)	(4,014,497)

Net decrease	(2,293,895)	(2,726,814)

Class Y Shares:
Sold	69,953	22,296
Issued as reinvestment of dividends	4,352	1,003
Issued in exchange for proceeds received in merger	7,362	—
Redeemed	(68,335)	(11,825)

Net increase	13,332	11,474

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

19

Munder Tax-Free Short & Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year	Year	Year		Year	Year
	Ended	Ended	Ended		Ended	Ended
	6/30/06(c)	6/30/05	6/30/04(c)		6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$10.32	$10.32	$10.67		$10.54	$10.40

Income/(loss) from investment operations:
Net investment income	0.29	0.30	0.27		0.33	0.37
Net realized and unrealized gain/(loss) on investments	(0.34)	(0.01)	(0.35)		0.22	0.20

Total from investment operations	(0.05)	0.29	(0.08)		0.55	0.57

Less distributions:
Dividends from net investment income	(0.31)	(0.29)	(0.27)		(0.33)	(0.37)
Distributions from net realized gains	—	—	(0.00	)(d)	(0.09)	(0.06)

Total distributions	(0.31)	(0.29)	(0.27)		(0.42)	(0.43)

Net asset value, end of period	$9.96	$10.32	$10.32		$10.67	$10.54

Total return(b)	(0.53)%	2.86%	(0.75)%		5.29%	5.60%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$12,865	$9,620	$13,414		$28,980	$8,207
Ratio of operating expenses to average net assets	1.11%	0.87%	1.04%		1.02%	0.94%
Ratio of net investment income to average net assets	2.82%	2.85%	2.52%		3.11%	3.55%
Portfolio turnover rate	9%	10%	23%		15%	10%
Ratio of operating expenses to average net assets without expense waivers	1.11%	1.06%	1.04%		1.02%	0.94%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on November 30, 1992 and May 16, 1996, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

20

B Shares

Year	Year	Year		Year	Year
Ended	Ended	Ended		Ended	Ended
6/30/06(c)	6/30/05(c)	6/30/04(c)		6/30/03(c)	6/30/02(c)

$10.30	$10.30	$10.65		$10.53	$10.38

0.21	0.21	0.19		0.25	0.29
(0.33)	0.00 (d)	(0.35)		0.21	0.22

(0.12)	0.21	(0.16)		0.46	0.51

(0.23)	(0.21)	(0.19)		(0.25)	(0.30)
—	—	(0.00	)(d)	(0.09)	(0.06)

(0.23)	(0.21)	(0.19)		(0.34)	(0.36)

$9.95	$10.30	$10.30		$10.65	$10.53

(1.18)%	2.09%	(1.49)%		4.41%	4.91%

$1,317	$2,394	$4,005		$5,926	$3,401
1.85%	1.62%	1.79%		1.77%	1.69%
2.04%	2.08%	1.77%		2.36%	2.80%
9%	10%	23%		15%	10%
1.85%	1.81%	1.79%		1.77%	1.69%

See Notes to Financial Statements.

21

Munder Tax-Free Short & Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Year	Year	Year		Year	Year
	Ended	Ended	Ended		Ended	Ended
	6/30/06(c)	6/30/05	6/30/04(c)		6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$10.39	$10.38	$10.74		$10.61	$10.46

Income/(loss) from investment operations:
Net investment income	0.21	0.22	0.19		0.25	0.29
Net realized and unrealized gain/(loss) on investments	(0.34)	0.00 (d)	(0.36)		0.22	0.22

Total from investment operations	(0.13)	0.22	(0.17)		0.47	0.51

Less distributions:
Dividends from net investment income	(0.23)	(0.21)	(0.19)		(0.25)	(0.30)
Distributions from net realized gains	—	—	(0.00	)(d)	(0.09)	(0.06)

Total distributions	(0.23)	(0.21)	(0.19)		(0.34)	(0.36)

Net asset value, end of period	$10.03	$10.39	$10.38		$10.74	$10.61

Total return(b)	(1.27)%	2.17%	(1.57)%		4.48%	4.88%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$3,707	$4,178	$7,136		$8,313	$2,197
Ratio of operating expenses to average net assets	1.86%	1.62%	1.79%		1.77%	1.69%
Ratio of net investment income to average net assets	2.06%	2.08%	1.77%		2.36%	2.80%
Portfolio turnover rate	9%	10%	23%		15%	10%
Ratio of operating expenses to average net assets without expense waivers	1.86	1.81%	1.79%		1.77%	1.69%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on July 8, 1998 and February 9, 1987, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

22

K Shares

Year	Year	Year		Year	Year
Ended	Ended	Ended		Ended	Ended
6/30/06(c)	6/30/05	6/30/04(c)		6/30/03(c)	6/30/02(c)

$10.32	$10.31	$10.67		$10.55	$10.40

0.28	0.30	0.27		0.33	0.37
(0.33)	0.00 (d)	(0.36)		0.21	0.21

(0.05)	0.30	(0.09)		0.54	0.58

(0.31)	(0.29)	(0.27)		(0.33)	(0.37)
—	—	(0.00	)(d)	(0.09)	(0.06)

(0.31)	(0.29)	(0.27)		(0.42)	(0.43)

$9.96	$10.32	$10.31		$10.67	$10.55

(0.53)%	2.96%	(0.84)%		5.19%	5.70%

$117,980	$145,878	$173,952		$148,315	$152,770
1.10%	0.87%	1.04%		1.02%	0.94%
2.81%	2.86%	2.52%		3.11%	3.55%
9%	10%	23%		15%	10%
1.10%	1.06%	1.04%		1.02%	0.94%

See Notes to Financial Statements.

23

Munder Tax-Free Short & Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Year	Year	Year		Year	Year
	Ended	Ended	Ended		Ended	Ended
	6/30/06(c)	6/30/05	6/30/04(c)		6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$10.33	$10.32	$10.68		$10.55	$10.41

Income/(loss) from investment operations:
Net investment income	0.31	0.32	0.29		0.36	0.40
Net realized and unrealized gain/(loss) on investments	(0.34)	0.01	(0.35)		0.22	0.20

Total from investment operations	(0.03)	0.33	(0.06)		0.58	0.60

Less distributions:
Dividends from net investment income	(0.33)	(0.32)	(0.30)		(0.36)	(0.40)
Distributions from net realized gains	—	—	(0.00	)(d)	(0.09)	(0.06)

Total distributions	(0.33)	(0.32)	(0.30)		(0.45)	(0.46)

Net asset value, end of period	$9.97	$10.33	$10.32		$10.68	$10.55

Total return(b)	(0.28)%	3.22%	(0.60)%		5.55%	5.86%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$2,930	$2,897	$2,777		$2,615	$2,923
Ratio of operating expenses to average net assets	0.86%	0.62%	0.79%		0.77%	0.69%
Ratio of net investment income to average net assets	3.06%	3.12%	2.77%		3.36%	3.80%
Portfolio turnover rate	9%	10%	23%		15%	10%
Ratio of operating expenses to average net assets without expense waivers	0.86%	0.81%	0.79%		0.77%	0.69%

(a)	Class Y Shares of the Fund commenced operations on December 17, 1992.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

24

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, June 30, 2006

1.	Organization

    As of June 30, 2006, The Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Tax-Free Short & Intermediate Bond Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide a competitive level of current interest income exempt from regular Federal income taxes and a total return which, over time, exceeds the return provided by tax-free money market instruments. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

    On August 12, 2005, the Fund acquired all of the assets and assumed all of the liabilities of the Munder Tax-Free Bond Fund in a tax-free exchange of shares of and the subsequent liquidation of the Munder Tax-Free Bond Fund. The Agreement and Plan of Reorganization was approved by the shareholders

25

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

of the Munder Tax-Free Bond Fund at a Special Meeting of the Shareholders held on August 11, 2005.

Number of Shares outstanding of the Munder Tax-Free Bond Fund prior to merger:
Class A	416,794
Class B	93,742
Class C	54,300
Class K	1,775,356
Class Y	8,528

Number of Shares issued of the Fund for Shares of the Munder Tax-Free Bond Fund:
Class A	360,445
Class B	81,025
Class C	46,786
Class K	1,536,205
Class Y	7,362
Unrealized appreciation immediately prior to acquisition of all assets and assumption of all liabilities of the Munder Tax-Free Bond Fund	$1,152,450

There were no undistributed income or gain amounts unpaid prior to the merger of the Munder Tax-Free Bond Fund.

	Prior to Merger	After Merger

Net assets of Munder Tax-Free Bond Fund
Class A	$3,676,401	$—
Class B	824,860	—
Class C	480,490	—
Class K	15,669,094	—
Class Y	75,168	—
Net assets of the Fund
Class A	$10,253,311	$13,929,712
Class B	2,425,492	3,250,352
Class C	4,197,751	4,678,241
Class K	141,947,950	157,617,044
Class Y	3,358,659	3,433,827

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period.

26

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through an approved pricing source, the security may be valued using broker-dealer quotations, last available price, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

27

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily, based on the average daily net assets of the Fund at an annual rate of 0.50% on the first $200 million, and 0.40% on assets exceeding $200 million. During the year ended June 30, 2006, the Fund paid an annual effective rate of 0.5000% for advisory services.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates, subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the year ended June 30, 2006, the Advisor earned $239,781 before payment of sub-administration fees and $156,620 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2006, the Fund paid an annual effective rate of 0.1494% for administrative services.

    Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis) as of June 30, 2006. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $14,228 for its

28

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

administrative, record keeping and other related services provided to the Fund for the year ended June 30, 2006.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MSTII or @Vantage.

4.	Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B and Class C Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees

0.25%	1.00%	1.00%	0.25%

29

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

    No payments are made under the Plan with regard to Class Y Shares. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2006, the Fund paid $0 to Comerica Securities and $345,242 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $13,872,447 and $50,530,227, respectively, for the year ended June 30, 2006.

    At June 30, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $1,377,760, aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $1,552,937 and net depreciation for Federal income tax purposes was $175,177. At June 30, 2006, aggregate cost for Federal income tax purposes was $137,727,236.

6. Revolving Line of Credit

    Effective December 14, 2005, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 13, 2006 on the daily amount of the unused commitment. During the year ended June 30, 2006, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2006 total commitment fees for the Fund were $2,134.

7. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally

30

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund may also utilize earnings and profits distributed to shareholders on redemptions of shares as a part of the dividends paid deduction for income tax purposes.

    As determined on June 30, 2006, permanent differences resulting primarily from differing book and tax treatments for amortization were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed	Accumulated
Net Investment	Net Realized
Income	Gain

$(8,603)	$8,603

    The tax character of dividends and distributions paid to shareholders during the year ended June 30, 2006 were as follows:

	Tax-Exempt	Ordinary
	Income	Income	Total

June 30, 2006	$4,690,699	$52,284	$4,742,983
June 30, 2005	5,045,424	39,496	5,084,920

    At June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed
Tax-Exempt	Post October	Capital Loss	Unrealized
Income	Loss	Carryover	Depreciation	Total

$65,660	$(20,462)	$(173,132)	$(175,177)	$(303,111)

    The differences between book and tax distributable earnings are primarily due to premium amortization and deferred trustees’ fees.

    As determined at June 30, 2006, the Fund had available for Federal income tax purposes $173,132 of unused capital losses of which $17,820, $40,848 and $114,464 expire in 2012, 2013 and 2014, respectively. In addition, $17,820 of the losses expiring in 2012 may be further limited as this amount was acquired in the merger with the Munder Tax-Free Bond Fund that occurred on August 12, 2005.

    Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2005 and June 30, 2006 of $20,462.

31

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

9. Tax Information (Unaudited)

    Of the distributions paid by the Fund from investment income, 98.9% is tax-exempt for Federal income tax purposes.

10. Shareholder Meeting Results

    A Special Meeting of Shareholders (the “Special Meeting”) of the Munder Tax-Free Bond Fund, a series of MST, was held on August 11, 2005. The purpose of the Special Meeting was to seek the approval or disapproval from the shareholders of the Munder Tax-Free Bond Fund of an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and the assumption of all of the liabilities of the Munder Tax-Free Bond Fund by the Fund in exchange for shares of the Fund and the subsequent liquidation of the Munder Tax-Free Bond Fund. The Agreement and Plan of Reorganization was approved by the shareholders. The results of the vote were 1,947,714 votes For, 0 votes Against, 13,816 Abstentions and 0 Broker Non-Votes.

11. Subsequent Event (Unaudited)

    On August 4, 2006, the management team of the Advisor announced that it has partnered with Grail Partners, LLC and private equity firm Crestview Partners, L.P. to acquire Comerica’s controlling interest in the Advisor. If, as expected, the transaction closes, the Advisor’s current investment advisory agreement with the Fund will automatically terminate under applicable law at the time of the closing. On August 22, 2006, the Board of Trustees of the Munder Funds approved a new investment advisory agreement with the Advisor subject to approval by shareholders of the Fund at a Special Meeting called for October 26, 2006. The new investment advisory agreement is expected to become effective on the date of the closing of the transaction.

12. Quarterly Portfolio Schedule (Unaudited)

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

32

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

13. Proxy Voting Policies and Procedures (Unaudited)

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

14. Proxy Voting Record (Unaudited)

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

15. Approval of Investment Advisory Agreement (Unaudited)

    The Advisor provides investment advisory services to the Fund under a Combined Investment Advisory Agreement dated June 13, 2003 and amended most recently as of May 16, 2006 (“Advisory Agreement”). On May 16, 2006, the Board of Trustees approved the continuation of the Advisory Agreement with respect to the Fund for an additional one-year period commencing on July 1, 2006. In determining whether to approve the continuation of the Advisory Agreement, the Board requested, and received from the Advisor, the information that the Board believed to be reasonably necessary to reach its conclusion, including the information described below. Both in meetings specifically dedicated to renewal of the Advisory Agreement and in other meetings during the course of the year, the Board received materials relating to the services provided to the Munder Funds by the Advisor. In evaluating the Advisory Agreement, the Board conducted a review that was specifically focused upon the renewal of the Advisory Agreement, and relied upon their knowledge, resulting from their meetings throughout the year, of the Advisor, its services and the Munder Funds.

    The Board considered many factors in evaluating whether the Advisory Agreement and the fees provided therein with respect to the Fund should be continued for an additional one-year period. The Board was advised by legal counsel to the Munder Funds and the “Non-Interested Trustees” also were advised by their independent legal counsel with respect to their deliberations regarding the continuation of the Advisory Agreement. (A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested

33

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

person” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act.)

    Among other factors, the Board requested, considered and evaluated information regarding:

    (a) The nature, extent and quality of the services provided by the Advisor to the Fund under the Advisory Agreement: With respect to this factor, the Board considered:

•	the qualifications of management of the Advisor and of persons providing portfolio management services to the Fund. In this regard, the Board was presented with detailed information concerning the Advisor’s efforts in hiring, promoting and retaining qualified investment personnel, including enhancements in the quality and depth in the Advisor’s investment, trading, and administrative services departments due to the recruiting and hiring of additional staff in 2005 and the promotion of employees from within the Advisor in 2005 and 2006, recent changes within key management positions at the Advisor, the Advisor’s personnel retention efforts, and the Advisor’s current intentions regarding future changes in its organizational structure;

•	the Advisor’s efforts in recent years and on an ongoing basis to:

(1)	enhance its research capabilities and make investments in compliance, fund accounting and other technologies relating to the Funds’ operations in order to improve their effectiveness and efficiencies of operations;

(2)	grow Fund assets through increased marketing efforts and a focus on asset retention;

(3)	focus on determining the reasonableness of the investment advisory fees for each of the Munder Funds and, as appropriate, to adjust its investment advisory fees (including through the addition of contractual fee breakpoints or reducing its advisory fees), although no such adjustments were made with respect to the Fund in the current period;

(4)	renegotiate the fee arrangements with certain of the other service providers for the Munder Funds in order to reduce the total expense ratios of the Munder Funds and their classes of shares, although no such reductions were made in the current period; and

(5)	seek to better allocate the costs of services across the Munder Funds;

34

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

•	the Advisor’s performance, both generally with respect to all the Munder Funds and more specifically with respect to the Fund, as further described below;

•	the information provided by the Advisor in its Form ADV and in response to a detailed series of questions submitted by counsel to the Munder Funds;

•	the terms of the Advisory Agreement; and

•	the general experience, business, operations and financial condition of the Advisor.

    Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the continuance of the Advisory Agreement.

    (b) The investment performance of the Fund and the Advisor: The Board considered the one-, three-, five- and ten-year and since inception total investment performance, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2005 and compared this information to the performance of the Fund’s primary and broad-based benchmark indexes and the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”).

    In addition, the Board considered the Fund’s one-, three-, five- and ten-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well as the three-, five- and ten-year and the overall “star” ratings of the Fund by Morningstar, Inc. The Board also considered the Fund’s one-, three-, five-and ten-year total return for Class A Shares as of December 31, 2005 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. In this regard, the Board considered that: (1) the Fund’s average annual total returns for Class Y Shares, on a gross basis, exceeded the performance of the Fund’s broad-based benchmark for the one-, three-, five- and ten-year and since inception periods and trailed the Fund’s primary benchmark for all such periods except for the one-year period, (2) the Fund’s total returns for Class Y Shares on a gross basis exceeded the median performance of the Fund’s Lipper peer group for the one-, three-, five- and ten-year periods, and (3) the Fund had favorable Morningstar ratings and the classification as a “Lipper Leader.”

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund supported approval of the continuance of the Advisory Agreement.

35

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund: The Board considered detailed information provided by the Advisor as to the costs and profitability of the Advisor over the 12 months ended on December 31, 2005 and projections by the Advisor as to the costs and profitability of the Advisor over the 12 months ending on December 31, 2006, with respect to all services provided by the Advisor and its affiliates to the Fund and based on certain stated assumptions. Based on these facts, the Board concluded that the costs of the Advisor’s services and the profitability of the Advisor under the Advisory Agreement were not unreasonable.

    (d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale: The Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Fund’s shareholders through appropriate mechanisms in the future. Based on these facts, the Board concluded that the Advisor’s efforts in this regard strongly supported approving continuance of the Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable funds: The Board considered the Fund’s advisory fees and total expenses as they compared to those of comparable funds identified by Lipper in the case of the advisory fee comparisons and to the funds included in the Fund’s respective Lipper category in the case of total expense comparisons. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) of the Fund’s Class A Shares in comparison to those of each comparable fund in the Fund’s Lipper peer group and in comparison to the average, median, high and low net effective advisory fees of the funds in the Fund’s Lipper peer group. The Board also received separate information prepared by Strategic Insight Mutual Fund Research and Consulting, LLC, a third-party data mutual fund provider, that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. Based on these facts, the Board concluded that the current advisory fee and total fee levels of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Fund: The Board considered the Advisor’s representation that, beyond

36

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

the fees earned by the Advisor and its affiliates for providing services to the Fund, the Advisor may benefit from its relationship with the Fund in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on these facts, the Board concluded that these additional benefits should not preclude approval of the continuance of the Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved the Advisory Agreement for an additional annual period commencing on July 1, 2006.

37

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

16. Trustees and Executive Officers (Unaudited)

    Information about the Trustees and Executive Officers of the Munder Funds as of June 30, 2006, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below.

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 58	Trustee and Chairman	Indefinite; Trustee since 2/93; Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (real estate investment operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (10/97 to 12/05).	25	Fieldstone Investment Corporation (since 11/03).

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 59	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/ real estate/ manufacturing company) (since 1991).	25	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	25	Nighthawk Radiology Holdings, Inc. (since 3/04).

38

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 11/89	Vice President, Macomb Community College (since 7/01); Dean, Macomb Community College (since 9/97).	25	None

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	25	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company) (since 5/05).

39

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 47	Trustee(3)	Indefinite; Since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	24	Taubman Centers, Inc. (since 1/97).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 50	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	25	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04); LMS Medical Systems (health care technology company) (since 1/06).

40

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Interested Trustee

Michael T. Monahan(4) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 67	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99).	25	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MSTII only.

(4)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica Incorporated, the indirect parent company of the Advisor. Mr. Monahan also receives retirement and health benefits from Comerica Incorporated.

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Executive Officers

John S. Adams 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	President & Principal Executive Officer	through 2/07; since 4/06	President and Chief Investment Officer of Munder Capital Management (investment advisor) (since 3/06); President and Chief Investment Officer of Pierce Street Advisors, LLC (investment advisor) (since 3/06); Managing Director and Chief Investment Officer, Equities of Munder Capital Management (12/04 to 3/06); Senior Portfolio Manager of Munder Capital Management (6/87 to 12/04).
Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/07; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); General Counsel of Munder Capital Management (7/00 to 2/05); Director of Diversified Strategy Hedge Fund, Ltd. (since 1/06).

41

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, June 30, 2006 (continued)

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 40	Vice President & Principal Financial Officer	through 2/07; since 2/01	Managing Director and Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05).

Chérie N. Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 37	Treasurer & Principal Accounting Officer	through 2/07; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

42

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Tax-Free Short & Intermediate Bond Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Tax-Free Short & Intermediate Bond Fund (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Tax-Free Short & Intermediate Bond Fund of Munder Series Trust at June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 11, 2006

43

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNTFSIBD606

ANNUAL REPORT
June 30, 2006
Munder Technology Fund
Class A, B, C & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    I am delighted to provide you with information about some very positive developments at Munder Capital Management, the investment advisor to The Munder Funds. By mutual agreement with Comerica Incorporated, Munder Capital’s partner for over 10 years, the management team and employees of Munder Capital, along with Crestview Capital Partners, L.P. and Grail Partners, LLC, are buying Comerica’s ownership position in the firm. We anticipate that the transfer of ownership will be completed prior to year end.

    Because Munder Capital retained its own operational infrastructure throughout its partnership with Comerica, we expect the transition to independent ownership of Munder Capital to be seamless. Among the most important outcomes from Munder Capital’s perspective are the continuity in our people and processes, and the opportunity for increased employee ownership. We have always believed that employee ownership is the best way to align our interests with the interests of our clients, and to attract and retain talented professionals. This is a key outcome of the new ownership structure.

    As I hope you can tell from this letter, I am very pleased with this announcement because of its positive implications for both The Munder Funds and for the Munder Capital team. The investment advisory agreement between The Munder Funds and the newly structured Munder Capital Management has been approved by the Board of Trustees of The Munder Funds. In the coming weeks, shareholders of the Funds will receive materials requesting their approval of the investment advisory agreement, which will be sought through a proxy statement. I encourage you to exercise your right to vote your shares.

    Thank you for your confidence in The Munder Funds. We look forward to continuing to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
President and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
vi	Hypothetical and Total Returns
viii	Shareholder Fee Example
1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
19	Notes to Financial Statements
37	Report of Independent Registered Public Accounting Firm

An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain a prospectus, please visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund concentrates its investments in technology securities, which tend to be relatively volatile. It is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. The Fund tends to invest in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. This Fund also invests in foreign securities which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. In addition, performance and after-tax returns can be significantly impacted by Fund investments in initial public offerings (IPOs), which may involve short-term trading. We cannot, however, ensure that the Fund will obtain IPOs.

    As a “non-diversified” fund under the Investment Company Act of 1940, more of the Fund’s assets may be invested in fewer securities, which increases the Fund’s risk because each investment has a greater effect on performance.

    Fund holdings are subject to change and percentages shown below are based on net assets as of June 30, 2006. The following pie chart illustrates the allocation of the Fund’s investments by industry. A complete list of holdings as of June 30, 2006 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 INDUSTRY ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the year ended June 30, 2006. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and

ii

capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

Portfolio Management Team: Mark Lebovitz, Kenneth Smith and Jonathan Woodley

    The Fund earned a 3.08% return for the one year ended June 30, 2006, compared to the 4.35% return for the Goldman Sachs Technology Index (GSTI) Composite and the 8.84% median return for the Lipper universe of science and technology funds.

    On an absolute basis, the Fund’s returns were consistent with the modest returns for the period for technology investors in general. On a relative basis, the Fund lagged its Goldman Sachs Technology benchmark for the year ended June 30, 2006, primarily due to weakness from its software and communications equipment holdings.

    Within the software industry, relative weakness was primarily due to an underweight in Oracle Corporation (1.4% of the Fund), as well as the Fund’s overweighted position in Cognos Incorporated (0.6% of the Fund). Oracle focuses on database management software, and Cognos provides business intelligence software focused on improving operational efficiency.

    Packeteer, Inc., which was eliminated from the Fund in November, and ADTRAN, Inc. (1.2% of the Fund) were among the holdings that detracted from relative performance of the Fund’s communications equipment investments. Packeteer provides systems that allow the measurement, control and validation of the performance of networked applications, while ADTRAN designs and markets high-speed network access products.

    Partially offsetting the weakness in the Fund’s software and communications equipment industry holdings, were the Fund’s investments in the semiconductors & semiconductor equipment, computers & peripherals and Internet software & services industries. An overweight in Advanced Micro Devices, Inc., Broadcom Corporation and MEMC Electronic Materials, Inc. (1.0% of the Fund) were the largest contributors to relative strength among the semiconductor holdings. The position in Advanced Micro Devices was eliminated in May due to increasing competitive pressure from Intel Corp., its main rival. The position in Broadcom was sold in June to fund other purchases within the semiconductors & semiconductor equipment industry believed to be more attractive investments.

    Within the Fund’s investments in the computers & peripherals industry, an overweight in Apple Computer, Inc. (5.1% of the Fund) was largely responsible for the relative strength in that area. In the Internet software & services industry, the Fund also received a boost to relative performance from an overweight in Google Inc. (4.7% of the Fund), the well-known Internet search engine.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Goldman Sachs

iii

Technology Index (GSTI) Composite is a modified capitalization-weighted index designed to measure the performance of selected U.S.-traded technology and Internet-related stocks. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of science and technology funds represents the universe of mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iv

[This Page Intentionally Left Blank]

v

Hypothetical and Total Returns

The following graph represents the performance of the Munder Technology Fund (the “Fund”) since the inception of its oldest class of shares, Class Y Shares. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Past performance is no guarantee of future results. Investment return and principal value of any investment will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Munder Technology Fund

CLASS Y SHARE HYPOTHETICAL

A Hypothetical Illustration of a $10,000 Initial Investment

vi

	GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

				S&P		Lipper Science &
Class and	With		Without	500®	GTSI	Technology
Inception Date	Load		Load	Index#	Composite#	Funds Median*

CLASS A 10/26/99	$3,440	(2)	$3,640	$10,361	$5,581	$6,175

CLASS B 10/26/99	N/A		$3,460	$10,361	$5,581	$6,175

CLASS C(1) 11/16/99	$3,089	(2)	$3,120	$10,155	$4,897	$5,348

CLASS Y 8/26/99	N/A		$4,024	$10,715	$5,837	$6,948

	AVERAGE ANNUAL TOTAL RETURNS

	One		One	Five	Five	Since	Since
Class and	Year		Year	Year	Year	Inception	Inception
Inception Date	w/load		w/out load	w/load	w/out load	w/load	w/out load

CLASS A 10/26/99	(2.93)% (2)		2.82%	(10.59)% (2)	(9.57)%	(14.76)% (2)	(14.04)%

CLASS B 10/26/99	(3.24)% (3)		1.76%	(10.64)% (3)	(10.28)%	N/A	(14.69)%

CLASS C(1) 11/16/99	0.63%	(3)	1.63%	(10.50)% (2)	(10.32)%	(16.26)% (2)	(16.13)%

CLASS Y 8/26/99	N/A		3.08%	N/A	(9.33)%	N/A	(12.45)%

(1)	Class II Shares were converted and/or reclassified as Class C Shares as of the close of business on October 31, 2003. Performance information for Class C Shares for periods prior to October 31, 2003 are for Class II Shares, and reflect the fees and expenses of the Class II Shares prior to that date.

(2)	Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares or 1.00% for Class II Shares (now Class C Shares), as applicable.

(3)	Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

#	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The Goldman Sachs Technology Index (GSTI) Composite is a modified capitalization-weighted index designed to measure the performance of selected U.S.-traded technology and Internet-related stocks. Index comparative returns for Class A, Class B, Class C, and Class Y Shares of the Fund are as of 11/1/99, 11/1/99, 12/1/99, and 9/1/99, respectively.

*	The Lipper Science and Technology Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. Lipper comparative returns for Class A, Class B, Class C, and Class Y Shares of the Fund are as of 11/1/99, 11/1/99, 12/1/99, and 9/1/99, respectively.

vii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

viii

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	1/1/06	6/30/06	1/1/06-6/30/06	Ratio

Actual
Class A	$1,000.00	$923.90	$12.55	2.63%
Class B	$1,000.00	$917.80	$15.93	3.35%
Class C	$1,000.00	$917.60	$16.02	3.37%
Class Y	$1,000.00	$924.10	$11.16	2.34%

Hypothetical
Class A	$1,000.00	$1,011.75	$13.12	2.63%
Class B	$1,000.00	$1,008.18	$16.68	3.35%
Class C	$1,000.00	$1,008.08	$16.78	3.37%
Class Y	$1,000.00	$1,013.19	$11.68	2.34%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

ix

[This Page Intentionally Left Blank]

x

Munder Technology Fund

Portfolio of Investments, June 30, 2006

Shares		Value

COMMON STOCKS — 98.0%
Financials — 0.6%
Real Estate Management & Development — 0.6%
126,063	Move, Inc. †,(a)	$690,825

Industrials — 0.7%
Commercial Services & Supplies — 0.7%
173,014	Intermap Technologies Corp. †	855,538

Information Technology — 96.7%
Communications Equipment — 17.3%
65,000	ADTRAN, Inc.	1,457,950
86,000	China GrenTech Corporation Limited †	916,846
266,200	Cisco Systems, Inc. †	5,198,886
105,000	Comtech Group, Inc. †,(a)	1,168,650
131,000	Corning, Incorporated †	3,168,890
10,000	F5 Networks, Inc. †,(a)	534,800
9,000	Harris Corporation	373,590
46,000	Motorola, Inc.	926,900
63,000	Nokia Corporation, ADR	1,276,380
58,000	Powerwave Technologies, Inc. †,(a)	528,960
125,700	QUALCOMM Incorporated	5,036,799
5,000	Research In Motion Limited †,(a)	348,850
22,000	Tellabs, Inc. †	292,820

		21,230,321

Computers & Peripherals — 20.0%
110,500	Apple Computer, Inc. †	6,311,760
195,000	Brocade Communications Systems, Inc. †,(a)	1,197,300
126,000	EMC Corporation †	1,382,220
119,130	Hewlett-Packard Company	3,774,038
44,500	International Business Machines Corporation	3,418,490
28,000	Komag, Incorporated †,(a)	1,293,040
35,000	M-Systems Flash Disk Pioneers Ltd. †,(a)	1,037,050
18,000	Network Appliance, Inc. †,(a)	635,400
11,000	Rackable Systems, Inc. †,(a)	434,390
52,500	SanDisk Corporation †	2,676,450
55,000	Synaptics Incorporated †,(a)	1,177,000
65,000	Western Digital Corporation †	1,287,650

		24,624,788

See Notes to Financial Statements.

1

Munder Technology Fund

Portfolio of Investments, June 30, 2006 (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Electronic Equipment & Instruments — 5.9%
104,000	Aeroflex Incorporated †	$1,213,680
25,000	Anixter International, Inc.	1,186,500
130,000	GSI Group, Inc. (The) †	1,116,700
110,000	Nam Tai Electronics, Inc. (a)	2,460,700
53,000	Technitrol, Inc. (a)	1,226,950

		7,204,530

Information Technology Services — 2.7%
49,000	Accenture Ltd., Class A	1,387,680
21,000	Alliance Data Systems Corporation †	1,235,220
20,000	Satyam Computer Services Ltd., ADR (a)	662,800

		3,285,700

Internet Software & Services — 14.0%
21,000	Bankrate, Inc. †,(a)	792,960
61,000	CNET Networks, Inc. †,(a)	486,780
29,000	Digital River, Inc. †,(a)	1,171,310
13,750	Google Inc., Class A †	5,765,788
179,000	Greenfield Online, Inc. †,(a)	1,326,390
135,000	Interwoven, Inc. †,(a)	1,158,300
25,000	Perficient, Inc. †	309,000
65,000	SINA Corporation †,(a)	1,623,700
25,000	Sohu.com Inc. †,(a)	644,750
118,000	Yahoo! Inc. †	3,894,000

		17,172,978

Semiconductors & Semiconductor Equipment — 25.8%
92,000	Advanced Energy Industries, Inc. †,(a)	1,218,080
84,000	Agere Systems Inc. †,(a)	1,234,800
39,000	Analog Devices, Inc.	1,253,460
58,000	ASM Lithography Holdings N.V., ADR †,(a)	1,172,760
41,500	Freescale Semiconductor, Inc., Class B †	1,220,100
27,000	Lam Research Corporation †	1,258,740
34,000	MEMC Electronic Materials, Inc. †	1,275,000
46,000	Microchip Technology, Inc.	1,543,300
214,000	Micron Technology, Inc. †	3,222,840
49,000	National Semiconductor Corporation	1,168,650
47,000	Novellus Systems, Inc. †	1,160,900
145,000	Pericom Semiconductor Corporation †,(a)	1,203,500

See Notes to Financial Statements.

2

Shares		Value

Information Technology (Continued)
Semiconductors & Semiconductor Equipment (Continued)
281,000	Silicon Motion Technology Corporation, ADR †,(a)	$4,029,540
91,000	STMicroelectronics State NV, NYR	1,462,370
332,965	Taiwan Semiconductor Manufacturing Company Ltd., ADR	3,056,618
82,000	Teradyne, Inc. †,(a)	1,142,260
89,700	Texas Instruments Incorporated	2,717,013
51,000	Veeco Instruments Inc. †,(a)	1,215,840
49,000	Zoran Corporation †,(a)	1,192,660

		31,748,431

Software — 11.0%
43,333	Activision, Inc. †	493,130
82,980	Adobe Systems Incorporated †	2,519,273
33,000	Amdocs Limited †	1,207,800
28,000	Cognos Incorporated †,(a)	796,600
11,500	Electronic Arts, Inc. †	494,960
142,400	Microsoft Corporation	3,317,920
122,625	Oracle Corporation †	1,776,836
50,000	Red Hat, Inc. †,(a)	1,170,000
40,000	salesforce.com, inc. †,(a)	1,066,400
118,000	SumTotal Systems, Inc. †,(a)	739,860

		13,582,779

Total Information Technology		118,849,527

TOTAL COMMON STOCKS
(Cost $143,275,111)		120,395,890

LIMITED PARTNERSHIP — 1.6%
Information Technology — 1.6%
(Cost $2,082,441)
Multi-Industry — 1.6%
2,625,000	New Enterprise Associates 10, L.P. †,(b),(c),(d)	1,959,880

See Notes to Financial Statements.

3

Munder Technology Fund

Portfolio of Investments, June 30, 2006 (continued)

Principal
Amount		Value

REPURCHASE AGREEMENT — 0.4%
(Cost $520,000)
$520,000	Agreement with State Street Bank and Trust Company, 4.780% dated 06/30/2006, to be repurchased at $520,207 on 07/03/2006, collateralized by $520,000 FNMA, 6.000% maturing 05/15/2011 (value $533,731)	$520,000

Shares

COLLATERAL FOR SECURITIES ON LOAN — 18.9%
(Cost $23,295,865)
23,295,865	State Street Navigator Securities Trust – Prime Portfolio (e)	23,295,865

TOTAL INVESTMENTS
(Cost $169,173,417)	118.9%	146,171,635
OTHER ASSETS AND LIABILITIES (Net)	(18.9)	(23,276,285)

NET ASSETS	100.0%	$122,895,350

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	Fair valued security as of June 30, 2006 (see Notes to Financial Statements, Note 2). At June 30, 2006, this security represents $1,959,880, 1.6% of net assets.

(c)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration. The Munder Technology Fund (the “Fund”) does not have the right to demand that any of these securities be registered.

(d)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At June 30, 2006, securities subject to restrictions on resale that have not been deemed to be liquid represent $1,959,880, 1.6% of net assets.

See Notes to Financial Statements.

4

Security	Acquisition Date	Cost

New Enterprises Associates 10, L.P.	10/26/00	$214,979
	01/05/01	107,490
	07/27/01	53,745
	09/26/01	107,490
	01/16/02	113,769
	04/23/02	113,769
	07/12/02	113,769
	11/12/02	113,769
	02/04/03	115,053
	07/16/03	116,632
	09/19/03	120,371
	12/10/03	120,752
	04/19/04	121,180
	08/16/04	122,665
	12/28/04	130,934
	07/11/05	72,172
	01/13/06	74,634
	03/10/06	74,634
	04/03/06	74,634

(e)	At June 30, 2006, the market value of the securities on loan is $22,771,566.

ABBREVIATIONS:

ADR  — American Depositary Receipt
FNMA — Federal National Mortgage Association
NYR  — New York Registered Shares

See Notes to Financial Statements.

5

Munder Technology Fund

Portfolio of Investments, June 30, 2006 (continued)

At June 30, 2006, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	78.4%	$96,339,208
Taiwan	5.8	7,086,158
China	2.6	3,185,296
Canada	2.5	3,117,688
Hong Kong	2.0	2,460,700
Switzerland	1.2	1,462,370
Bermuda	1.1	1,387,680
Finland	1.0	1,276,380
Channel Islands	1.0	1,207,800
Netherlands	1.0	1,172,760
Israel	0.9	1,037,050
India	0.5	662,800

TOTAL COMMON STOCKS	98.0	120,395,890
LIMITED PARTNERSHIP	1.6	1,959,880
REPURCHASE AGREEMENT	0.4	520,000
COLLATERAL FOR SECURITIES ON LOAN	18.9	23,295,865

TOTAL INVESTMENTS	118.9	146,171,635
OTHER ASSETS AND LIABILITIES (Net)	(18.9)	(23,276,285)

NET ASSETS	100.0%	$122,895,350

See Notes to Financial Statements.

6

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7

Munder Technology Fund

Statement of Assets and Liabilities, June 30, 2006

ASSETS:
Investments, at value
See accompanying schedule:
Securities (including $22,771,566 of securities loaned)	$145,651,635
Repurchase agreement	520,000

Total Investments	146,171,635
Cash	726
Interest receivable	69
Dividends receivable	157,741
Receivable for investment securities sold	1,604,478
Receivable for Fund shares sold	2,707
Prepaid expenses and other assets	50,589

Total Assets	147,987,945

LIABILITIES:
Payable for Fund shares redeemed	328,479
Payable for investment securities purchased	855,317
Payable upon return of securities loaned	23,295,865
Transfer agency/record keeping fees payable	308,245
Investment advisory fees payable	104,565
Distribution and shareholder servicing fees payable — Class A, B and C Shares	50,681
Trustees’ fees and expenses payable	49,889
Administration fees payable	4,905
Custody fees payable	3,470
Accrued expenses and other payables	91,179

Total Liabilities	25,092,595

NET ASSETS	$122,895,350

Investments, at cost	$169,173,417

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated net investment loss	$(44,492)
Accumulated net realized loss on investments sold	(1,550,633,770)
Net unrealized depreciation of investments	(23,001,782)
Paid-in capital	1,696,575,394

$122,895,350

NET ASSETS:
Class A Shares	$78,418,701

Class B Shares	$17,717,730

Class C Shares	$26,118,365

Class Y Shares	$640,554

SHARES OUTSTANDING:
Class A Shares	21,563,220

Class B Shares	5,127,542

Class C Shares	8,362,025

Class Y Shares	159,387

CLASS A SHARES:
Net asset value and redemption price per share	$3.64

Maximum sales charge	5.50%
Maximum offering price per share	$3.85

CLASS B SHARES:
Net asset value and offering price per share*	$3.46

CLASS C SHARES:
Net asset value and offering price per share*	$3.12

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$4.02

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Technology Fund

Statement of Operations, For the Year Ended June 30, 2006

INVESTMENT INCOME:
Interest	$13,473
Dividends(a)	764,407
Securities lending	45,993

Total Investment Income	823,873

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	181,922
Class B Shares	487,944
Class C Shares	332,565
Shareholder servicing fees:
Class K Shares(b)	5
Investment advisory fees	1,562,477
Transfer agency/record keeping fees	1,410,927
Administration fees	232,723
Printing and mailing fees	126,411
Custody fees	58,036
Legal and audit fees	52,391
Registration and filing fees	46,423
Trustees’ fees and expenses	32,492
Other	25,464

Total Expenses	4,549,780

NET INVESTMENT LOSS	(3,725,907)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss from:
Security transactions	(33,829,738)
Foreign currency-related transactions	(4,161)
Net change in unrealized appreciation/(depreciation) of securities	44,620,780

Net realized and unrealized gain on investments	10,786,881

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,060,974

(a)	Net of foreign withholding taxes of $28,182.

(b)	Effective April 28, 2006, Class K Shares of the Fund are no longer being offered for sale.

See Notes to Financial Statements.

10

Munder Technology Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2006(a)	June 30, 2005

Net investment loss	$(3,725,907)	$(3,541,376)
Net realized loss from security and foreign currency-related transactions	(33,833,899)	(38,812,591)
Net change in unrealized appreciation/(depreciation) of securities	44,620,780	23,358,852

Net increase/(decrease) in net assets resulting from operations	7,060,974	(18,995,115)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	20,833,038	(20,818,929)
Class B Shares	(58,995,523)	(30,930,618)
Class C Shares	(10,820,512)	(15,161,830)
Class K Shares	(10,579)	(27,347)
Class Y Shares	(1,288,091)	(1,448,918)
Short-term trading fees	1,492	2,869
Voluntary contribution from Advisor	38,276	—

Net decrease in net assets	(43,180,925)	(87,379,888)
NET ASSETS:
Beginning of year	166,076,275	253,456,163

End of year	$122,895,350	$166,076,275

Accumulated net investment loss	$(44,492)	$(32,875)

(a)	Effective April 28, 2006, Class K Shares of the Fund are no longer being offered for sale.

See Notes to Financial Statements.

11

Munder Technology Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Year Ended	Year Ended
	June 30, 2006(a)	June 30, 2005

Amount
Class A Shares:
Sold*	$47,249,462	$4,453,507
Redeemed	(26,416,424)	(25,272,436)

Net increase/(decrease)	$20,833,038	$(20,818,929)

Class B Shares:
Sold	$1,274,179	$1,779,566
Redeemed*	(60,269,702)	(32,710,184)

Net decrease	$(58,995,523)	$(30,930,618)

Class C Shares:
Sold	$531,810	$808,100
Redeemed	(11,352,322)	(15,969,930)

Net decrease	$(10,820,512)	$(15,161,830)

Class K Shares:
Redeemed	$(10,579)	$(27,347)

Net decrease	$(10,579)	$(27,347)

Class Y Shares:
Sold	$64,132	$99,071
Redeemed	(1,352,223)	(1,547,989)

Net decrease	$(1,288,091)	$(1,448,918)

(a)	Effective April 28, 2006, Class K Shares of the Fund are no longer being offered for sale.

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

12

	Year Ended	Year Ended
	June 30, 2006(a)	June 30, 2005

Shares
Class A Shares:
Sold*	11,744,352	1,245,437
Redeemed	(6,763,373)	(7,062,205)

Net increase/(decrease)	4,980,979	(5,816,768)

Class B Shares:
Sold	344,116	516,053
Redeemed*	(15,818,916)	(9,502,234)

Net decrease	(15,474,800)	(8,986,181)

Class C Shares:
Sold	156,849	259,789
Redeemed	(3,379,934)	(5,126,025)

Net decrease	(3,223,085)	(4,866,236)

Class K Shares:
Redeemed	(2,626)	(7,021)

Net decrease	(2,626)	(7,021)

Class Y Shares:
Sold	14,755	25,281
Redeemed	(300,513)	(400,110)

Net decrease	(285,758)	(374,829)

(a)	Effective April 28, 2006, Class K Shares of the Fund are no longer being offered for sale.

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

13

Munder Technology Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$3.54		$3.83	$3.26	$3.12	$6.02

Income/(loss) from investment operations:
Net investment loss	(0.08)		(0.05)	(0.09)	(0.08)	(0.10)
Net realized and unrealized gain/(loss) on investments	0.18		(0.24)	0.66	0.22	(2.80)

Total from investment operations	0.10		(0.29)	0.57	0.14	(2.90)

Short-term trading fees	0.00	(d)	0.00 (d)	0.00 (d)	—	—

Voluntary contribution from Advisor	0.00	(d)	—	—	—	—

Net asset value, end of period	$3.64		$3.54	$3.83	$3.26	$3.12

Total return(b)	2.82	%(e)	(7.33)%	17.18%	4.49%	(48.17)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$78,419		$58,757	$85,682	$90,905	$106,583
Ratio of operating expenses to average net assets	2.53%		2.56%	2.68%	3.00%	2.56%
Ratio of net investment loss to average net assets	(1.96)%		(1.28)%	(2.33)%	(2.68)%	(2.25)%
Portfolio turnover rate	135%		90%	53%	44%	89%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.53%		2.59%	2.78%	3.13%	2.59%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on October 26, 1999.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

(e)	The voluntary contribution from Advisor had no impact on total return.

See Notes to Financial Statements.

14

B Shares

Year		Year	Year	Year	Year
Ended		Ended	Ended	Ended	Ended
6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

$3.40		$3.70	$3.17	$3.06	$5.95

(0.10)		(0.07)	(0.11)	(0.10)	(0.13)
0.16		(0.23)	0.64	0.21	(2.76)

0.06		(0.30)	0.53	0.11	(2.89)

0.00	(d)	0.00 (d)	0.00 (d)	—	—

0.00	(d)	—	—	—	—

$3.46		$3.40	$3.70	$3.17	$3.06

1.76	%(e)	(8.11)%	16.72%	3.59%	(48.57)%

$17,718		$70,035	$109,400	$112,580	$133,166
3.26%		3.31%	3.43%	3.75%	3.31%
(2.79)%		(2.03)%	(3.08)%	(3.43)%	(3.00)%
135%		90%	53%	44%	89%
3.26%		3.34%	3.53%	3.88%	3.34%

See Notes to Financial Statements.

15

Munder Technology Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	C Shares

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$3.07		$3.34	$2.86	$2.76	$5.38

Income/(loss) from investment operations:
Net investment loss	(0.09)		(0.06)	(0.10)	(0.09)	(0.12)
Net realized and unrealized gain/(loss) on investments	0.14		(0.21)	0.58	0.19	(2.50)

Total from investment operations	0.05		(0.27)	0.48	0.10	(2.62)

Short-term trading fees	0.00	(d)	0.00 (d)	0.00 (d)	—	—

Voluntary contribution from Advisor	0.00	(d)	—	—	—	—

Net asset value, end of period	$3.12		$3.07	$3.34	$2.86	$2.76

Total return(b)	1.63	%(e)	(7.81)%	16.43%	3.62%	(48.70)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$26,118		$35,538	$54,891	$61,337	$71,303
Ratio of operating expenses to average net assets	3.27%		3.31%	3.43%	3.75%	3.31%
Ratio of net investment loss to average net assets	(2.74)%		(2.03)%	(3.08)%	(3.43)%	(3.00)%
Portfolio turnover rate	135%		90%	53%	44%	89%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	3.27%		3.34%	3.53%	3.88%	3.34%

(a)	Prior to the close of business of October 31, 2003 the Fund offered Class II Shares, which were converted and/or reclassified as Class C Shares on that date. Class II Shares, which commenced operations on November 16, 1999, were subject to a front-end sales charge of 1.00% and were also subject to a 1.00% CDSC on redemptions of Class II Shares within eighteen months of purchase. The financial highlights for periods prior to October 31, 2003 are for the Class II Shares and reflect the fees and expenses of the Class II Shares. Class Y Shares of the Fund commenced operations on August 26, 1999.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

(e)	The voluntary contribution from Advisor had no impact on total return.

See Notes to Financial Statements.

16

Y Shares

Year		Year	Year	Year	Year
Ended		Ended	Ended	Ended	Ended
6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

$3.90		$4.20	$3.57	$3.41	$6.56

(0.07)		(0.04)	(0.09)	(0.08)	(0.10)
0.19		(0.26)	0.72	0.24	(3.05)

0.12		(0.30)	0.63	0.16	(3.15)

0.00	(d)	0.00 (d)	0.00 (d)	—	—

0.00	(d)	—	—	—	—

$4.02		$3.90	$4.20	$3.57	$3.41

3.08	%(e)	(7.14)%	17.65%	4.69%	(48.02)%

$641		$1,736	$3,444	$2,963	$4,160
2.24%		2.31%	2.43%	2.75%	2.31%
(1.75)%		(1.09)%	(2.08)%	(2.43)%	(2.00)%
135%		90%	53%	44%	89%
2.24%		2.34%	2.53%	2.88%	2.34%

See Notes to Financial Statements.

17

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18

Munder Technology Fund

Notes to Financial Statements, June 30, 2006

1.	Organization

    As of June 30, 2006, The Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Technology Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a non-diversified management investment company under the 1940 Act. The Fund’s goal is to provide capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. During the year ended June 30, 2006, Class K Shares were offered for sale; however, effective April 28, 2006, Class K Shares are no longer being offered for sale. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various

19

Munder Technology Fund

Notes to Financial Statements, June 30, 2006 (continued)

pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

20

Munder Technology Fund

Notes to Financial Statements, June 30, 2006 (continued)

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/ (depreciation) from foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to 25% of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on

21

Munder Technology Fund

Notes to Financial Statements, June 30, 2006 (continued)

demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Short-Term Trading (Redemption) Fees: During the year ended June 30, 2006, a short-term trading fee of 2% was assessed on certain redemptions of Fund shares made within 60 days of purchase as described in the Fund’s prospectus. The fee, which was retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the average daily net assets of the Fund at an annual rate of 1.00% on the first $300 million; 0.90% on assets above $300 million up to $1 billion; and 0.80% on assets exceeding $1 billion. During the year ended

22

Munder Technology Fund

Notes to Financial Statements, June 30, 2006 (continued)

June 30, 2006, the Fund paid an annual effective rate of 1.00% for advisory services.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the year ended June 30, 2006, the Advisor earned $232,723 before payment of sub-administration fees and $152,936 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2006, the Fund paid an annual effective rate of 0.1489% for administrative services.

    The Advisor made a voluntary capital contribution to the Fund during the year ended June 30, 2006 of $38,276 after completing a review of certain shareholder trading activities and the application of the Fund’s redemption fee policy in prior years.

    Comerica Incorporated (”Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis) as of June 30, 2006. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $66 for its administrative, record keeping and other related services provided to the Fund for the year ended June 30, 2006.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is

23

Munder Technology Fund

Notes to Financial Statements, June 30, 2006 (continued)

paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MSTII or @Vantage.

4.	Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B and Class C Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2006, the Fund paid $101 to Comerica Securities and $69 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C and Class K shareholders.

24

Munder Technology Fund

Notes to Financial Statements, June 30, 2006 (continued)

5.	Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $209,889,406 and $264,242,170, respectively, for the year ended June 30, 2006.

    At June 30, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $6,231,637 aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $29,215,452 and net depreciation for Federal income tax purposes was $22,983,815. At June 30, 2006, aggregate cost for Federal income tax purposes was $169,155,450.

6.	Investment Concentration

    The Fund primarily invests in equity securities of technology-related companies. The value of stocks of these companies is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. As of June 30, 2006, more than 25% of the Fund’s assets were invested in issuers in the semiconductors & semiconductor equipment industry. When a Fund concentrates its investments in an industry or a group of industries, adverse market conditions within those industries may have a more significant impact on a Fund than they would on a Fund that does not concentrate its investments.

7. Revolving Line of Credit

    Effective December 14, 2005, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 13, 2006 on the daily amount of the unused commitment. During the year ended June 30, 2006, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2006, total commitment fees for the Fund were $2,044.

8. Commitments

    The Fund invests in a private placement that may require additional funding. The issuer of the private placement may also permanently reduce the

25

Munder Technology Fund

Notes to Financial Statements, June 30, 2006 (continued)

outstanding funding at any time. At June 30, 2006, the Fund had total commitments to contribute $375,000 to the private placement issuer when and if required.

9. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    As determined on June 30, 2006, permanent differences resulting primarily from foreign currency gains and losses, net operating losses, and partnership basis adjustments were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed	Accumulated
Net	Net	Paid-In
Investment Income	Realized Gain	Capital

$3,714,290	$162,826	$(3,877,116)

    At June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Post October	Capital	Unrealized
Loss	Loss Carryover	Depreciation	Total

$(27,246,562)	$(1,523,409,251)	$(22,983,815)	$(1,573,639,628)

    The differences between book and tax distributable earnings are primarily due to wash sales, deferred trustees’ fees and partnership basis adjustments.

    As determined at June 30, 2006, the Fund had available for Federal income tax purposes, $1,523,409,251 of unused capital losses of which $149,921,329, $1,053,993,850, $186,583,565, $75,068,939, $19,210,173 and $38,631,395 expire in 2009, 2010, 2011, 2012, 2013 and 2014, respectively.

26

Munder Technology Fund

Notes to Financial Statements, June 30, 2006 (continued)

    Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net foreign currency and capital losses arising between November 1, 2005 and June 30, 2006 of $4,076 and $27,242,486, respectively.

11. Tax Information (Unaudited)

    For the fiscal year ended June 30, 2006, the Fund designates approximately $792,589 pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.

12. Subsequent Event (Unaudited)

    On August 4, 2006, the management team of the Advisor announced that it has partnered with Grail Partners, LLC and private equity firm Crestview Partners, L.P. to acquire Comerica’s controlling interest in the Advisor. If, as expected, the transaction closes, the Advisor’s current investment advisory agreement with the Fund will automatically terminate under applicable law at the time of the closing. On August 22, 2006, the Board of Trustees of the Munder Funds approved a new investment advisory agreement with the Advisor subject to approval by shareholders of the Fund at a Special Meeting called for October 26, 2006. The new investment advisory agreement is expected to become effective on the date of the closing of the transaction.

13. Quarterly Portfolio Schedule (Unaudited)

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

14. Proxy Voting Policies and Procedures (Unaudited)

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by

27

Munder Technology Fund

Notes to Financial Statements, June 30, 2006 (continued)

calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

15. Proxy Voting Record (Unaudited)

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

16. Approval of Investment Advisory Agreement (Unaudited)

    The Advisor provides investment advisory services to the Fund under a Combined Investment Advisory Agreement dated June 13, 2003 and amended most recently as of May 16, 2006 (“Advisory Agreement”). On May 16, 2006, the Board of Trustees approved the continuation of the Advisory Agreement with respect to the Fund for an additional one-year period commencing on July 1, 2006. In determining whether to approve the continuation of the Advisory Agreement, the Board requested, and received from the Advisor, the information that the Board believed to be reasonably necessary to reach its conclusion, including the information described below. Both in meetings specifically dedicated to renewal of the Advisory Agreement and in other meetings during the course of the year, the Board received materials relating to the services provided to the Munder Funds by the Advisor. In evaluating the Advisory Agreement, the Board conducted a review that was specifically focused upon the renewal of the Advisory Agreement, and relied upon their knowledge, resulting from their meetings throughout the year, of the Advisor, its services and the Munder Funds.

    The Board considered many factors in evaluating whether the Advisory Agreement and the fees provided therein with respect to the Fund should be continued for an additional one-year period. The Board was advised by legal counsel to the Munder Funds and the “Non-Interested Trustees” also were advised by their independent legal counsel with respect to their deliberations regarding the continuation of the Advisory Agreement. (A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act.)

28

Munder Technology Fund

Notes to Financial Statements, June 30, 2006 (continued)

    Among other factors, the Board requested, considered and evaluated information regarding:

    (a) The nature, extent and quality of the services provided by the Advisor to the Fund under the Advisory Agreement: With respect to this factor, the Board considered:

•	the qualifications of management of the Advisor and of persons providing portfolio management services to the Fund. In this regard, The Board was presented with detailed information concerning the Advisor’s efforts in hiring, promoting and retaining qualified investment personnel, including enhancements in the quality and depth in the Advisor’s investment, trading, and administrative services departments due to the recruiting and hiring of additional staff in 2005 and the promotion of employees from within the Advisor in 2005 and 2006, recent changes within key management positions at the Advisor, the Advisor’s personnel retention efforts, and the Advisor’s current intentions regarding future changes in its organizational structure;

•	the Advisor’s efforts in recent years and on an ongoing basis to:

(1)	enhance its research capabilities and make investments in compliance, fund accounting and other technologies relating to the Funds’ operations in order to improve their effectiveness and efficiencies of operations;

(2)	grow Fund assets through increased marketing efforts and a focus on asset retention;

(3)	focus on determining the reasonableness of the investment advisory fees for each of the Munder Funds and, as appropriate, to adjust its investment advisory fees (including through the addition of contractual fee breakpoints or reducing its advisory fees), although no such adjustments were made with respect to the Fund in the current period;

(4)	renegotiate the fee arrangements with certain of the other service providers for the Munder Funds in order to reduce the total expense ratios of the Munder Funds and their classes of shares, although no such reductions were made in the current period; and

(5)	seek to better allocate the costs of services across the Munder Funds;

29

Munder Technology Fund

Notes to Financial Statements, June 30, 2006 (continued)

•	the Advisor’s performance, both generally with respect to all the Munder Funds and more specifically with respect to the Fund, as further described below;

•	the information provided by the Advisor in its Form ADV and in response to a detailed series of questions submitted by counsel to the Munder Funds;

•	the terms of the Advisory Agreement; and

•	the general experience, business, operations and financial condition of the Advisor.

    Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the continuance of the Advisory Agreement.

    (b) The investment performance of the Fund and the Advisor: The Board considered the one-, three- and five-year and since inception total investment performance, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2005 and compared this information to the performance of the Fund’s benchmark index and the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”).

    In addition, the Board considered the Fund’s one-, three- and five-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well as the three- and five-year and the overall “star” ratings of the Fund by Morningstar, Inc. The Board also considered the Fund’s one-, three- and five-year total return for Class A Shares as of December 31, 2005 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund.

    In this regard, the Board considered that: (1) the Fund’s average annual total returns for Class Y Shares, on a gross basis, exceeded the performance of the benchmark for the one-year period, and trailed for the three-and five-year and since inception periods, (2) the Fund’s total returns for Class Y Shares on a gross basis trailed the median performance of the Fund’s Lipper peer group for the one-, three- and five-year periods.

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund: The Board considered detailed information provided by the Advisor as to the costs and

30

Munder Technology Fund

Notes to Financial Statements, June 30, 2006 (continued)

profitability of the Advisor over the 12 months ended on December 31, 2005 and projections by the Advisor as to the costs and profitability of the Advisor over the 12 months ending on December 31, 2006, with respect to all services provided by the Advisor and its affiliates to the Fund and based on certain stated assumptions. Based on these facts, the Board concluded that the costs of the Advisor’s services and the profitability of the Advisor under the Advisory Agreement were not unreasonable.

    (d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale: The Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Fund’s shareholders through appropriate mechanisms in the future. Based on these facts, the Board concluded that the Advisor’s efforts in this regard strongly supported approving continuance of the Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable funds: The Board considered the Fund’s advisory fees and total expenses as they compared to those of comparable funds identified by Lipper in the case of the advisory fee comparisons and to the funds included in the Fund’s respective Lipper category in the case of total expense comparisons. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) of the Fund’s Class A Shares in comparison to those of each comparable fund in the Fund’s Lipper peer group and in comparison to the average, median, high and low net effective advisory fees of the funds in the Fund’s Lipper peer group. The Board also received separate information prepared by Strategic Insight Mutual Fund Research and Consulting, LLC, a third-party data mutual fund provider, that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. Based on these facts, the Board concluded that the current advisory fee and total fee levels of the Fund should not preclude approval of the continuance of the Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Fund: The Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Fund, the Advisor may benefit from its relationship with the Fund in the sense that separately managed account clients may view the additional assets under

31

Munder Technology Fund

Notes to Financial Statements, June 30, 2006 (continued)

management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on these facts, the Board concluded that these additional benefits should not preclude approval of the continuance of the Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved the Advisory Agreement for an additional annual period commencing on July 1, 2006.

17. Trustees and Executive Officers (Unaudited)

    Information about the Trustees and Executive Officers of the Munder Funds as of June 30, 2006, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are set forth in the table below.

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 58	Trustee and Chairman	Indefinite; Trustee since 2/93; Chairman since 11/04	President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (real estate investment operating company specializing in retail automotive properties) (since 12/05); Director, President and Chief Executive Officer, Capital Automotive REIT (10/97 to 12/05).	25	Fieldstone Investment Corporation (since 11/03).

32

Munder Technology Fund

Notes to Financial Statements, June 30, 2006 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 59	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/real estate/manufacturing company) (since 1991).	25	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 69	Trustee	Indefinite; since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	25	Nighthawk Radiology Holdings, Inc. (since 3/04).

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 11/89	Vice President, Macomb Community College (since 7/01); Dean, Macomb Community College (since 9/97).	25	None

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	25	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03); Dow Jones & Company (financial news and information company) (since 5/05).

33

Munder Technology Fund

Notes to Financial Statements, June 30, 2006 (continued)

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 47	Trustee(3)	Indefinite; Since 3/05	Director, Vice Chairman and Chief Financial Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 6/05); Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Taubman Centers, Inc. (1/97 to 6/05).	24	Taubman Centers, Inc. (since 1/97).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 50	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03).	25	Adherex Technologies, Inc. (biopharmaceutical company) (since 3/04); LMS Medical Systems (health care technology company) (since 1/06).

34

Munder Technology Fund

Notes to Financial Statements, June 30, 2006 (continued)

Number of
Portfolios
		Term of	Principal	in Fund
		Office(1) and	Occupation(s)	Complex
	Position(s) with	Length of	During Past	Overseen	Other Directorships
Name, Address and Age	the Funds	Time Served(2)	5 Years	by Trustee	Held by Trustee

Interested Trustee

Michael T. Monahan(4) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 67	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99).	25	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

(3)	Ms. Payne is a Trustee of MST and MSTII only.

(4)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica Incorporated, the indirect parent company of the Advisor. Mr. Monahan also receives retirement and health benefits from Comerica Incorporated.

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Executive Officers

John S. Adams 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	President & Principal Executive Officer	through 2/07; since 4/06	President and Chief Investment Officer of Munder Capital Management (investment advisor) (since 3/06); President and Chief Investment Officer of Pierce Street Advisors, LLC (investment advisor) (since 3/06); Managing Director and Chief Investment Officer, Equities of Munder Capital Management (12/04 to 3/06); Senior Portfolio Manager of Munder Capital Management (6/87 to 12/04).

Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Vice President, Secretary, Chief Legal Officer & Chief Compliance Officer	through 2/07; since 8/00	Managing Director, General Counsel, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); General Counsel of Munder Capital Management (7/00 to 2/05); Director of Diversified Strategy Hedge Fund, Ltd. (since 1/06).

35

Munder Technology Fund

Notes to Financial Statements, June 30, 2006 (continued)

Term of
Office(1) and
	Position(s) with	Length of
Name, Address and Age	the Funds	Time Served(2)	Principal Occupation(s) During Past 5 Years

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 40	Vice President & Principal Financial Officer	through 2/07; since 2/01	Managing Director and Chief Administrative Officer of Munder Capital Management (investment advisor) (since 2/05); Chief Administrative Officer of Pierce Street Advisors, LLC (investment advisor) (since 5/05); Chief Administrative Officer of Munder Capital Management (5/00 to 2/05).

Cherie N. Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 37	Treasurer & Principal Accounting Officer	through 2/07; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01).

(1)	The officers are elected annually by the Board.

(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 438-5789.

36

Report of Independent Registered Public Accounting Firm

To the Shareholders of Munder Technology Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Technology Fund (formerly Munder Future Technology Fund) (one of the portfolios comprising Munder Series Trust) (the “Fund”) as of June 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Munder Technology Fund of Munder Series Trust at June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 11, 2006

37

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ANNTECH606

Item 2. Code of Ethics.
As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.
The Code of Ethics is attached hereto as Exhibit 12(a)(1).
Item 3. Audit Committee Financial Expert.
The registrant’s Board of Trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. John Rakolta, Jr., David J. Brophy and Arthur T. Porter are each an “audit committee financial expert” and each is “independent” (as each term is defined in Item 3 of Form N-CSR). Dr. Brophy qualifies as an audit committee financial expert based on his experience as a Professor of Finance at the University of Michigan Business School since 1966, service as a director and advisor to a number of financial services firms and past service as a director of several public companies.
Item 4. Principal Accountant Fees and Services.
As of June 30, 2006, the registrant had 23 series, as follows: Institutional Money Market Fund, Liquidity Money Market Fund, Munder Asset Allocation Fund — Balanced, Munder Bond Fund, Munder Cash Investment Fund, Munder Energy Fund, Munder Index 500 Fund, Munder Intermediate Bond Fund, Munder International Bond Fund, Munder International Equity Fund, Munder Internet Fund, Munder Large-Cap Core Growth Fund, Munder Large-Cap Value Fund, Munder Micro-Cap Equity Fund, Munder Mid-Cap Core Growth Fund, Munder Real Estate Equity Investment Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Small-Cap Value Fund, Munder Small-Mid Cap Fund, Munder Tax-Free Money Market Fund, Munder Tax-Free Short & Intermediate Bond Fund and Munder Technology Fund.

As of June 30, 2006, all series of the registrant had a fiscal year end of June 30. As of December 31, 2005, the Institutional Money Market Fund, Liquidity Money Market Fund, Munder S&P MidCap Index Equity Fund and Munder S&P SmallCap Index Equity Fund (collectively, the “Former 12/31 Munder Funds”) had a fiscal year end of December 31 and all other series of the registrant (collectively, the “6/30 Munder Funds”) had a fiscal year end of June 30. Effective February 14, 2006, the Former 12/31 Munder Funds changed their fiscal year end from December 31 to June 30.
Information provided in response to Item 4 includes amounts billed during the applicable fiscal years for services rendered by Ernst & Young LLP (“E&Y”), the registrant’s principal accountant, to (1) the Former 12/31 Munder Funds and the 6/30 Munder Funds, (2) series of the registrant that were reorganized into other series of the registrant during the relevant time period, and (3) series of the registrant that were liquidated during the relevant time period.
(a)     Audit Fees
The aggregate fees billed for professional services rendered by E&Y for the audit of the registrant’s annual financial statements or services normally provided in connection with statutory and regulatory filings for the last two fiscal years ended December 31 and June 30, respectively, are as set forth below.

	Former 12/31	6/30
	Munder Funds	Munder Funds
Period ended 6/30/06	$36,225	N/A
Year ended 6/30/06	N/A	$400,250
Year ended 12/31/05	$69,000	N/A
Year ended 6/30/05	N/A	$405,300

(b)     Audit Related Fees
The registrant was not billed any fees by E&Y for the period ended June 30, 2006 or the fiscal year ended December 31, 2005 for the Former 12/31 Munder Funds or for the last two fiscal years ended June 30 for the 6/30 Munder Funds for assurance and related services that were reasonably related to the performance of the audit of the registrant’s financial statements and not otherwise included above.
For the Former 12/31 Munder Funds, during the period ended June 30, 2006 and the fiscal year ended December 31, 2005, no fees for assurance and related services that relate directly to the operations and financial reporting of the registrant were billed by E&Y to the registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant. For the 6/30 Munder Funds, during the fiscal years ended June 30, 2006 and 2005, $11,200 and $11,500, respectively, in fees for assurance and related services that relate directly to the operations and financial reporting of the registrant were billed by E&Y to the registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant. The fees paid during the fiscal year ended June 30, 2006 related to reorganization transactions and liquidations involving certain Munder Funds in which E&Y was asked to provide consents to include portions of the affected Funds’ audited financial statements in the reorganization proxy statements/prospectuses and professional services for tax advice and tax planning associated with such reorganization transactions and liquidations. The fees paid during the fiscal year ended June 30, 2005 related to reorganization transactions involving certain Munder Funds in which E&Y was asked to provide consents to include portions of the affected Funds’ audited financial statements in the reorganization proxy statements/prospectuses.
(c)     Tax Fees
The aggregate fees billed for professional services rendered by E&Y for tax compliance, tax advice and tax planning in the form of preparation of excise filings and income tax returns for the last two fiscal years ended December 31 and June 30, respectively, are as set forth below.

	Former 12/31	6/30
	Munder Funds	Munder Funds
Period ended 6/30/06	$19,425	N/A
Year ended 6/30/06	N/A	$117,720
Year ended 12/31/05	$27,000	N/A
Year ended 6/30/05	N/A	$129,600

During the period ended June 30, 2006 and the fiscal year ended December 31, 2005 for the Former 12/31 Munder Funds and the fiscal years ended June 30, 2006 and 2005 for the 6/30 Munder Funds, no fees for tax compliance, tax advice or tax planning services that relate directly to the operations and financial reporting of the registrant were billed by E&Y to the registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.
(d)     All Other Fees
The aggregate fees billed by E&Y for professional services associated with identifying any passive foreign investment companies that the registrant may hold in order to ensure their appropriate tax treatment for the last two fiscal years ended December 31 and June 30, respectively, are as set forth below.

	Former 12/31	6/30
	Munder Funds	Munder Funds
Period ended 6/30/06	$136	N/A
Year ended 6/30/06	N/A	$16,152
Year ended 12/31/05	$0	N/A
Year ended 6/30/05	N/A	$17,860

During the period ended June 30, 2006 and the fiscal year ended December 31, 2005 for the Former 12/31 Munder Funds and the fiscal years ended June 30, 2006 and 2005 for the 6/30 Munder Funds, no fees for other services that relate directly to the operations and financial reporting of the registrant were billed by E&Y to the registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.
(e)     Pre-Approval Policies and Procedures
Pursuant to the registrant’s Audit Committee Charter (“Charter”), the Audit Committee is responsible for approving in advance the firm to be employed as the registrant’s independent auditor. In addition, the

Charter provides that the Audit Committee is responsible for approving any and all proposals by the registrant, its investment adviser or their affiliated persons or any entity controlling, controlled by, or under common control with the adviser that provides services to the registrant to employ the independent auditor to render permissible non-audit services to such entity, provided those permissible non-audit services relate directly to the operations and financial reporting of the registrant. In determining whether to pre-approve non-audit services, the Audit Committee considers whether such services are consistent with the independent auditor’s independence. The Charter further permits the Audit Committee to delegate to one or more of its members authority to pre-approve permissible non-audit services to the registrant, provided that any pre-approval determination of a delegate be presented to the full Audit Committee at its next meeting. Since November 12, 2002, the Audit Committee has delegated such authority to its Chairman.
Pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, pre-approval is required for non-audit services billed by E&Y to the registrant’s investment adviser, or any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the services relate directly to the operations and financial reporting of the registrant. As disclosed above in Items 4(b) through (d), there were no fees for such services during the applicable periods, except for $11,200 paid during the fiscal year ended June 30, 2006 and $11,500 paid during the fiscal year ended June 30, 2005 as disclosed in Item 4(b). One hundred percent (100%) of the services provided for such fees was approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)     Less than 50 percent of the hours expended on E&Y’s engagement to audit the registrant’s financial statements for the period ended June 30, 2006 and the fiscal year ended December 31, 2005 for the Former 12/31 Munder Funds and for the fiscal year ended June 30, 2006 for the 6/30 Munder Funds were attributed to work performed by persons other than E&Y’s full-time, permanent employees.
(g)     E&Y did not bill the registrant for any other non-audit services for the fiscal period ended June 30, 2006 and the fiscal year ended December 31, 2005 for the Former 12/31 Munder Funds or for the fiscal years ended June 30, 2006 and 2005 for the 6/30 Munder Funds other than as disclosed above.
The aggregate non-audit fees billed by E&Y for services rendered to Munder Capital Management, the registrant’s investment adviser, for the Former 12/31 Munder Funds for the fiscal period ended June 30, 2006 and the fiscal year ended December 31, 2005 were $246,810 and $425,600, respectively. The aggregate non-audit fees billed by E&Y for services rendered to Munder Capital Management, the registrant’s investment adviser, for the 6/30 Munder Funds for the fiscal years ended June 30, 2006 and 2005 were $421,010 and $280,400, respectively.
The aggregate non-audit fees billed by E&Y for services rendered to entities controlling, controlled by, or under common control with Munder Capital Management that provide ongoing services to the registrant, for the Former 12/31 Munder Funds for the fiscal period ended June 30, 2006 and the fiscal year ended December 31, 2005 were $40,000 and $76,028, respectively. The aggregate non-audit fees billed by E&Y for services rendered to entities controlling, controlled by, or under common control with Munder Capital Management that provide ongoing services to the registrant, for the 6/30 Munder Funds for the fiscal years ended June 30, 2006 and 2005 were $59,000 and $102,000, respectively.
(h) The registrant’s Audit Committee has determined that the non-audit services E&Y has rendered to Munder Capital Management and any entity controlling, controlled by, or under common control with Munder Capital Management that provides ongoing services to the registrant that were not required to be pre-approved by the Audit Committee because they did not relate directly to the operations and financial reporting of the registrant were compatible with maintaining E&Y’s independence.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
A Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since the registrant last disclosed its procedures pursuant to Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.
Item 11. Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-CSR, John S. Adams, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of under the Investment Company Act of 1940, as amended (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Adams and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-CSR filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a)(1) The Code of Ethics is attached hereto.
(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended are attached hereto.
(a)(3) Not applicable.
(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDER SERIES TRUST

By:	/s/ John S. Adams

John S. Adams
President and Principal Executive Officer

Date:	September 7, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Adams
John S. Adams
President and Principal Executive Officer

Date:	September 7, 2006

By:	/s/ Peter K. Hoglund
Peter K. Hoglund
Vice President and Principal Financial Officer

Date:	September 7, 2006